UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond Chairman and Chief Executive Officer 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Semi-Annual Report to Shareholders

October 31, 2008

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares NXQ Portfolio

(Effective September 25, 2008, PowerShares NASDAQ NextQ Portfolio was renamed PowerShares NXQ Portfolio.)

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic MagniQuant Portfolio	5

PowerShares Dynamic Market Portfolio	8

PowerShares Dynamic OTC Portfolio	10

PowerShares FTSE RAFI US 1000 Portfolio	12

PowerShares NXQ Portfolio	23

Statements of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	30

Notes to Financial Statements	33

Board Considerations Regarding Approval of Investment Advisory Agreement	41

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	518	228	14	1	1	0	0
PWC	PowerShares Dynamic Market Portfolio	5/1/03	1274	701	70	12	2	0	0
PWO	PowerShares Dynamic OTC Portfolio	5/1/03	1274	641	35	16	1	1	0
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	714	339	12	5	0	0	1
PNXQ	PowerShares NXQ Portfolio	4/3/08	149	59	2	0	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIQ	267	4	3	0	0	0
PWC	480	5	4	0	0	0
PWO	561	15	4	0	0	0
PRF	340	8	8	1	0	0
PNXQ	84	3	1	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic MagniQuant Portfolio Actual	$1,000.00	$728.60	0.65%	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Market Portfolio Actual	$1,000.00	$698.52	0.60%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares Dynamic OTC Portfolio Actual	$1,000.00	$759.60	0.60%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares FTSE RAFI US 1000 Portfolio Actual	$1,000.00	$680.68	0.68%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	0.68%	$3.47
PowerShares NXQ Portfolio Actual	$1,000.00	$638.74	0.70%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

4

Portfolio Composition

PowerShares Dynamic MagniQuant Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Information Technology	21.4
Financials	18.7
Consumer Discretionary	16.8
Industrials	16.8
Energy	8.7
Health Care	8.2
Consumer Staples	5.4
Materials	2.3
Telecommunication Services	1.8
Money Market Fund	0.3
Other	(0.4)

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—16.8%
8,697	Aaron Rents, Inc.	$215,599
3,900	Apollo Group, Inc., Class A*	271,088
1,811	AutoZone, Inc.*	230,522
14,105	Cato Corp. (The), Class A	218,910
19,434	CKE Restaurants, Inc.	164,995
11,726	Comcast Corp., Class A	184,802
15,275	Dress Barn, Inc.*	146,029
9,966	Family Dollar Stores, Inc.	268,185
12,769	Gap (The), Inc.	165,231
6,784	Genesco, Inc.*	168,311
5,856	Genuine Parts Co.	230,434
9,724	H&R Block, Inc.	191,757
9,159	Home Depot , Inc.	216,061
8,252	Interactive Data Corp.	194,582
10,081	Lowe's Cos. Inc.	218,758
7,334	Marvel Entertainment, Inc.*	236,081
4,006	McDonald's Corp.	232,068
8,054	NetFlix, Inc.*	199,417
21,049	New York & Co., Inc.*	59,358
4,097	NIKE, Inc., Class B	236,110
4,621	Panera Bread Co., Class A*	208,500
3,274	Polo Ralph Lauren Corp.	154,435
13,064	RadioShack Corp.	165,390
10,962	Rent-A-Center, Inc.*	160,045
6,177	Ross Stores, Inc.	201,926
1,184	Strayer Education, Inc.	267,904
6,854	TJX Cos., Inc.	183,413
5,828	Tractor Supply Co.*	242,212
4,815	Warnaco Group (The), Inc.*	143,535

Number of Shares		Value
	Common Stocks (Continued)
52,732	Wet Seal (The), Inc., Class A*	$155,032
7,392	WMS Industries, Inc.*	184,800
		6,115,490
	Consumer Staples—5.4%
11,810	Altria Group, Inc.	226,634
6,531	BJ's Wholesale Club, Inc.*	229,891
3,975	Church & Dwight Co., Inc.	234,883
3,267	Colgate-Palmolive Co.	205,037
4,935	H.J. Heinz Co.	216,252
8,993	Kroger (The) Co.	246,948
7,473	NBTY, Inc.*	174,644
7,803	Sysco Corp.	204,439
4,205	Wal-Mart Stores, Inc.	234,681
		1,973,409
	Energy—8.7%
8,840	Alliance Holdings GP LP	182,988
2,172	Apache Corp.	178,821
9,250	BJ Services Co.	118,863
2,877	Chevron Corp.	214,624
3,825	Comstock Resources, Inc.*	189,032
3,011	ConocoPhillips	156,632
2,433	Devon Energy Corp.	196,732
2,259	Diamond Offshore Drilling, Inc.	200,599
3,104	Exxon Mobil Corp.	230,068
5,653	Halliburton Co.	111,873
4,349	Helmerich & Payne, Inc.	149,214
2,373	Hess Corp.	142,878
14,785	Key Energy Services, Inc.*	91,667
2,676	Lufkin Industries, Inc.	140,008
3,163	Murphy Oil Corp.	160,174
3,130	Occidental Petroleum Corp.	173,840

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
8,740	Patterson-UTI Energy, Inc.	$115,980
5,211	Stone Energy Corp.*	158,102
3,667	Unit Corp.*	137,659
2,648	Walter Industries, Inc.	102,610
		3,152,364
	Financials—18.7%
4,721	ACE Ltd.	270,797
4,380	AFLAC, Inc.	193,946
8,705	American Financial Group, Inc.	197,865
5,872	American Physicians Capital, Inc.	240,224
5,526	Ameriprise Financial, Inc.	119,362
5,230	Aon Corp.	221,229
3,560	Arch Capital Group Ltd.*	248,310
9,381	Arthur J. Gallagher & Co.	228,521
4,251	Assurant, Inc.	108,315
5,159	BancFirst Corp.	260,014
4,696	Bank of Hawaii Corp.	238,134
5,940	City Holding Co.	248,530
15,455	CNA Surety Corp.*	214,052
14,290	Employers Holdings, Inc.	182,340
8,071	Federated Investors, Inc., Class B	195,318
4,808	FPIC Insurance Group, Inc.*	215,206
2,376	Franklin Resources, Inc.	161,568
5,258	Hanover Insurance Group (The), Inc.	206,377
9,863	HCC Insurance Holdings, Inc.	217,578
10,765	optionsXpress Holdings, Inc.	191,186
4,608	ProAssurance Corp.*	253,210
13,447	Progressive (The) Corp.	191,889
6,844	Protective Life Corp.	57,147
8,057	Raymond James Financial, Inc.	187,648
4,442	RLI Corp.	254,926
5,777	Safety Insurance Group, Inc.	219,468
10,288	Selective Insurance Group	244,340
5,068	StanCorp Financial Group, Inc.	172,717
4,432	SVB Financial Group*	228,026
12,158	TD Ameritrade Holding Corp.*	161,580
4,157	Torchmark Corp.	173,638
4,133	Transatlantic Holdings, Inc.	177,099
5,624	Travelers (The) Cos., Inc.	239,301
7,714	Waddell & Reed Financial, Inc., Class A	112,007
		6,831,868
	Health Care—8.2%
21,394	Alliance Imaging, Inc.*	174,361
6,057	AmerisourceBergen Corp.	189,402
3,953	Amgen, Inc.*	236,745
9,161	AmSurg Corp.*	228,475
3,666	Baxter International, Inc.	221,756
8,532	Corvel Corp.*	228,828
4,594	Covidien Ltd.	203,468
4,968	Datascope Corp.	249,245
3,383	Express Scripts, Inc.*	205,044

Number of Shares		Value
	Common Stocks (Continued)
5,353	Humana, Inc.*	$158,395
8,030	Kindred Healthcare, Inc.*	116,355
7,893	Molina Healthcare, Inc.*	175,777
6,088	Pharmaceutical Product Development, Inc.	188,606
4,594	Quest Diagnostics, Inc.	214,999
5,419	St. Jude Medical, Inc.*	206,085
		2,997,541
	Industrials—16.8%
6,033	A.O. Smith Corp.	190,341
7,873	Actuant Corp., Class A	141,163
9,064	Administaff, Inc.	181,189
7,652	American Ecology Corp.	134,216
7,175	Arkansas Best Corp.	209,438
6,766	Brady Corp., Class A	209,746
3,559	Brink's (The) Co.	172,576
5,513	Ceradyne, Inc.*	129,556
8,063	Cintas Corp.	191,093
6,823	Corporate Executive Board (The) Co.	203,530
8,928	Covanta Holding Corp.*	192,488
3,813	Cummins, Inc.	98,566
5,030	Dover Corp.	159,803
5,893	EnPro Industries, Inc.*	130,884
8,075	Exponent, Inc.*	237,647
3,099	Fluor Corp.	123,743
2,692	General Dynamics Corp.	162,381
11,546	Gibraltar Industries, Inc.	152,985
4,846	Goodrich Corp.	177,170
6,218	HUB Group, Inc., Class A*	195,556
3,895	ITT Corp.	173,328
3,365	Jacobs Engineering Group, Inc.*	122,587
2,390	L-3 Communications Holdings, Inc.	193,996
5,067	Landstar System, Inc.	195,536
2,132	Lockheed Martin Corp.	181,327
12,456	Marten Transport Ltd.*	228,941
4,876	MSC Industrial Direct Co., Class A	174,853
3,377	Norfolk Southern Corp.	202,417
3,608	Northrop Grumman Corp.	169,179
10,272	Resources Connection, Inc.*	178,116
14,533	Skywest, Inc.	223,954
12,332	Sykes Enterprises, Inc.*	196,819
9,412	Tecumseh Products Co., Class A*	174,310
4,239	Watson Wyatt Worldwide, Inc., Class A	180,030
6,461	WESCO International, Inc.*	128,445
		6,117,909
	Information Technology—21.4%
17,189	Acxiom Corp.	135,106
5,798	Adobe Systems, Inc.*	154,459
10,894	Adtran, Inc.	165,589
4,665	Affiliated Computer Services, Inc., Class A*	191,265
33,072	Amkor Technology, Inc.*	134,272
8,882	Analog Devices, Inc.	189,720

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
5,600	Ansys, Inc.*	$160,328
31,203	Applied Micro Circuits Corp.*	159,447
10,322	Broadcom Corp., Class A*	176,300
10,388	CA, Inc.	184,906
4,903	CACI International, Inc., Class A*	201,906
31,721	Ciber, Inc.*	171,293
6,924	Coherent, Inc.*	175,177
21,731	Compuware Corp.*	138,644
13,142	CSG Systems International, Inc.*	218,551
11,430	Dell, Inc.*	138,875
27,939	Dice Holdings, Inc.*	113,432
5,676	Digital River, Inc.*	140,651
26,649	Earthlink, Inc.*	183,878
7,180	Forrester Research, Inc.*	201,399
28,223	Harmonic, Inc.*	200,666
10,861	Intel Corp.	173,776
9,359	InterDigital, Inc.*	203,839
2,040	International Business Machines Corp.	189,659
10,068	j2 Global Communications, Inc.*	162,296
7,458	Lender Processing Services, Inc.	172,056
6,905	Lexmark International, Inc., Class A*	178,356
6,278	McAfee, Inc.*	204,349
26,968	Micrel, Inc.	198,215
9,100	Microsoft Corp.	203,203
5,988	MTS Systems Corp.	194,490
11,590	National Semiconductor Corp.	152,640
7,288	Paychex, Inc.	208,000
13,953	Perot Systems Corp., Class A*	200,784
27,597	PMC - Sierra, Inc.*	129,154
13,296	QLogic Corp.*	159,818
12,387	SAIC, Inc.*	228,788
8,255	ScanSource, Inc.*	163,779
7,218	Sybase, Inc.*	192,215
11,133	Symantec Corp.*	140,053
15,135	Tekelec*	192,063
10,845	TNS, Inc.*	153,782
7,547	Tyco Electronics Ltd.	146,714
8,993	Western Union Co. (The)	137,233
9,561	Xilinx, Inc.	176,114
		7,797,240
	Materials—2.3%
4,721	AK Steel Holding Corp.	65,716
6,150	AptarGroup, Inc.	186,468
6,068	Ashland, Inc.	137,076
3,377	FMC Corp.	147,035
2,327	Mosaic Co. (The)	91,707
4,356	Reliance Steel & Aluminum Co.	109,074
4,942	Terra Industries, Inc.	108,675
		845,751

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—1.8%
6,430	CenturyTel, Inc.	$161,457
5,267	Embarq Corp.	158,010
6,468	Telephone & Data Systems, Inc.	173,666
19,997	Windstream Corp.	150,177
		643,310
	Total Common Stocks (Cost $49,788,842)	36,474,882
	Money Market Fund—0.3%
99,695	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $99,695)	99,695
	Total Investments (Cost $49,888,537)—100.4%	36,574,577
	Liabilities in excess of other assets—(0.4%)	(129,699)
	Net Assets—100.0%	$36,444,878

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Market Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	15.5
Information Technology	15.4
Health Care	13.7
Consumer Staples	12.8
Energy	12.6
Industrials	10.6
Consumer Discretionary	9.7
Utilities	4.6
Telecommunication Services	2.8
Materials	2.3

Schedule of Investments

PowerShares Dynamic Market Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—9.7%
88,032	Dress Barn, Inc.*	$841,586
57,439	Family Dollar Stores, Inc.	1,545,683
429,293	Gap (The), Inc.	5,555,051
39,094	Genesco, Inc.*	969,922
326,924	H&R Block, Inc.	6,446,941
42,262	Marvel Entertainment, Inc.*	1,360,414
134,673	McDonald's Corp.	7,801,607
46,411	NetFlix, Inc.*	1,149,136
121,309	New York & Co., Inc.*	342,091
110,039	Polo Ralph Lauren Corp.	5,190,540
63,168	Rent-A-Center, Inc.*	922,253
35,593	Ross Stores, Inc.	1,163,535
6,822	Strayer Education, Inc.	1,543,614
303,904	Wet Seal (The), Inc., Class A*	893,478
		35,725,851
	Consumer Staples—12.8%
846,041	Altria Group, Inc.	16,235,527
66,830	BJ's Wholesale Club, Inc.*	2,352,416
40,665	Church & Dwight Co., Inc.	2,402,895
50,505	H.J. Heinz Co.	2,213,129
644,172	Kroger (The) Co.	17,688,963
76,460	NBTY, Inc.*	1,786,870
151,740	Nu Skin Enterprises, Inc., Class A	1,955,929
47,976	Reynolds American, Inc.	2,348,905
		46,984,634
	Energy—12.6%
270,207	Chevron Corp.	20,157,442
297,502	Key Energy Services, Inc.*	1,844,512
53,860	Lufkin Industries, Inc.	2,817,955
293,900	Occidental Petroleum Corp.	16,323,206

Number of Shares		Value
	Common Stocks (Continued)
175,868	Patterson-UTI Energy, Inc.	$2,333,768
73,799	Unit Corp.*	2,770,414
		46,247,297
	Financials—15.5%
164,193	ACE Ltd.	9,418,110
152,351	AFLAC, Inc.	6,746,102
64,877	American Financial Group, Inc.	1,474,654
43,758	American Physicians Capital, Inc.	1,790,140
192,173	Ameriprise Financial, Inc.	4,150,937
147,833	Assurant, Inc.	3,766,785
38,447	Bancfirst Corp.	1,937,729
44,274	City Holding Co.	1,852,424
115,175	CNA Surety Corp.*	1,595,174
106,503	Employers Holdings, Inc.	1,358,978
35,829	FPIC Insurance Group, Inc.*	1,603,706
34,342	ProAssurance Corp.*	1,887,093
33,113	RLI Corp.	1,900,355
43,042	Safety Insurance Group, Inc.	1,635,166
422,802	TD Ameritrade Holding Corp.*	5,619,039
30,981	Torchmark Corp.	1,294,076
195,605	Travelers (The) Cos., Inc.	8,322,993
57,488	Waddell & Reed Financial, Inc., Class A	834,726
		57,188,187
	Health Care—13.7%
145,261	Alliance Imaging, Inc.*	1,183,877
263,877	AmerisourceBergen Corp.	8,251,434
172,174	Amgen, Inc.*	10,311,501
62,204	AmSurg Corp.*	1,551,368
57,940	Corvel Corp.*	1,553,951
200,131	Covidien Ltd.	8,863,802
33,735	Datascope Corp.	1,692,485

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
125,018	eResearchTechnology, Inc.*	$807,616
147,410	Express Scripts, Inc.*	8,934,520
54,522	Kindred Healthcare, Inc.*	790,024
38,715	Magellan Health Services, Inc.*	1,430,132
81,435	Medicis Pharmaceutical Corp., Class A	1,162,077
53,584	Molina Healthcare, Inc.*	1,193,316
41,333	Pharmaceutical Product Development, Inc.	1,280,496
115,120	Viropharma, Inc.*	1,443,605
		50,450,204
	Industrials—10.6%
31,861	Brink's (The) Co.	1,544,940
61,079	Corporate Executive Board (The) Co.	1,821,987
79,924	Covanta Holding Corp.*	1,723,161
280,171	Dover Corp.	8,901,033
172,648	Fluor Corp.	6,893,835
103,364	Gibraltar Industries, Inc.	1,369,573
269,942	Goodrich Corp.	9,869,080
55,670	HUB Group, Inc., Class A*	1,750,822
111,504	Marten Transport Ltd.*	2,049,444
110,396	Sykes Enterprises, Inc.*	1,761,920
57,839	WESCO International, Inc.*	1,149,839
		38,835,634
	Information Technology—15.4%
212,687	Affiliated Computer Services, Inc., Class A*	8,720,167
404,992	Analog Devices, Inc.	8,650,629
281,722	Ciber, Inc.*	1,521,299
192,996	Compuware Corp.*	1,231,314
116,716	CSG Systems International, Inc.*	1,940,987
93,021	International Business Machines Corp.	8,648,162
89,422	j2 Global Communications, Inc.*	1,441,483
239,507	Micrel, Inc.	1,760,376
53,175	MTS Systems Corp.	1,727,124
123,933	Perot Systems Corp., Class A*	1,783,396
245,101	PMC - Sierra, Inc.*	1,147,073
118,086	QLogic Corp.*	1,419,394
64,112	Sybase, Inc.*	1,707,303
507,559	Symantec Corp.*	6,385,092
134,426	Tekelec*	1,705,866
344,080	Tyco Electronics Ltd.	6,688,915
		56,478,580
	Materials—2.3%
309,666	AK Steel Holding Corp.	4,310,551
57,620	Aptargroup, Inc.	1,747,038
31,646	FMC Corp.	1,377,867
46,310	Terra Industries, Inc.	1,018,357
		8,453,813
	Telecommunication Services—2.8%
36,094	CenturyTel, Inc.	906,320
29,569	Embarq Corp.	887,070

Number of Shares		Value
	Common Stocks (Continued)
1,290,959	Qwest Communications International, Inc.	$3,692,143
138,940	Verizon Communications, Inc.	4,122,350
112,260	Windstream Corp.	843,073
		10,450,956
	Utilities—4.6%
183,395	Centerpoint Energy, Inc.	2,112,710
312,230	Dominion Resources, Inc.	11,327,704
64,816	Laclede Group (The), Inc.	3,391,173
		16,831,587
	Total Investments (Cost $501,577,575)—100.0%	367,646,743
	Other assets less liabilities—0.0%	80,817
	Net Assets—100.0%	$367,727,560

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic OTC Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Information Technology	48.2
Health Care	16.3
Consumer Discretionary	14.4
Financials	9.7
Industrials	7.1
Consumer Staples	2.0
Energy	1.1
Telecommunication Services	0.7
Materials	0.5

Schedule of Investments

PowerShares Dynamic OTC Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—14.4%
26,377	Apollo Group, Inc., Class A*	$1,833,465
79,298	Comcast Corp., Class A	1,249,736
22,132	Dress Barn, Inc.*	211,582
11,667	NetFlix, Inc.*	288,875
6,697	Panera Bread Co., Class A*	302,169
15,885	Rent-A-Center, Inc.*	231,921
41,767	Ross Stores, Inc.	1,365,363
10,167	Steiner Leisure Ltd.*	263,325
14,307	Steven Madden Ltd.*	311,606
8,000	Strayer Education, Inc.	1,810,160
8,444	Tractor Supply Co.*	350,933
76,408	Wet Seal (The), Inc., Class A*	224,640
		8,443,775
	Consumer Staples—2.0%
85,044	Central Garden & Pet Co., Class A*	270,440
15,685	Costco Wholesale Corp.	894,202
		1,164,642
	Energy—1.1%
4,236	Lufkin Industries, Inc.	221,628
32,250	Patterson-UTI Energy, Inc.	427,958
		649,586
	Financials—9.7%
4,807	American Physicians Capital, Inc.	196,654
11,006	Amerisafe, Inc.*	189,743
17,008	Arch Capital Group Ltd.*	1,186,308
4,227	BancFirst Corp.	213,041
4,869	City Holding Co.	203,719
11,314	Donegal Group, Inc., Class A	185,323
3,941	FPIC Insurance Group, Inc.*	176,399
14,765	Northern Trust Corp.	831,417

Number of Shares		Value
	Common Stocks (Continued)
21,434	PMA Capital Corp., Class A*	$99,025
4,734	Safety Insurance Group, Inc.	179,845
8,431	Selective Insurance Group	200,236
21,169	SVB Financial Group*	1,089,145
58,083	TD Ameritrade Holding Corp.*	771,923
20,263	TradeStation Group, Inc.*	158,659
		5,681,437
	Health Care—16.3%
32,293	Amgen, Inc.*	1,934,028
14,263	AmSurg Corp.*	355,719
11,863	Catalyst Health Solutions, Inc.*	200,129
44,076	Cerner Corp.*	1,640,949
13,284	Corvel Corp.*	356,277
7,735	Datascope Corp.	388,065
28,656	eResearchTechnology, Inc.*	185,118
27,649	Express Scripts, Inc.*	1,675,806
11,461	LifePoint Hospitals, Inc.*	274,720
8,875	Magellan Health Services, Inc.*	327,843
19,972	Merit Medical Systems, Inc.*	365,488
49,747	Pharmaceutical Product Development, Inc.	1,541,162
26,389	ViroPharma, Inc.*	330,918
		9,576,222
	Industrials—7.1%
61,029	Cintas Corp.	1,446,387
8,855	Corporate Executive Board Co.	264,145
14,981	Gibraltar Industries, Inc.	198,498
38,349	Landstar System, Inc.	1,479,888
16,159	Marten Transport Ltd.*	297,002
16,000	Sykes Enterprises, Inc.*	255,360
12,212	Tecumseh Products Co., Class A*	226,166
		4,167,446

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—48.2%
25,001	Acxiom Corp.	$196,508
55,768	Adobe Systems, Inc.*	1,485,660
15,848	ADTRAN, Inc.	240,890
48,107	Amkor Technology, Inc.*	195,314
53,857	Ansys, Inc.*	1,541,926
45,390	Applied Micro Circuits Corp.*	231,943
10,082	Black Box Corp.	306,594
99,898	CA, Inc.	1,778,184
17,861	Cognex Corp.	286,133
10,074	Coherent, Inc.*	254,872
208,963	Compuware Corp.*	1,333,184
19,118	CSG Systems International, Inc.*	317,932
109,919	Dell, Inc.*	1,335,516
8,260	Digital River, Inc.*	204,683
25,480	Eagle Test Systems, Inc.*	385,767
38,763	EarthLink, Inc.*	267,465
10,441	Forrester Research, Inc.*	292,870
41,058	Harmonic, Inc.*	291,922
32,116	iGate Corp.*	218,068
21,416	Informatica Corp.*	300,895
16,058	Integral Systems, Inc.*	394,545
34,116	Integrated Device Technology, Inc.*	216,978
104,440	Intel Corp.	1,671,040
13,610	InterDigital, Inc.*	296,426
14,644	j2 Global Communications, Inc.*	236,061
39,227	Micrel, Inc.	288,318
87,525	Microsoft Corp.	1,954,433
5,629	MicroStrategy, Inc., Class A*	221,614
16,027	MKS Instruments, Inc.*	297,301
8,710	MTS Systems Corp.	282,901
52,211	NIC, Inc.	280,373
70,086	Paychex, Inc.	2,000,255
40,140	PMC - Sierra, Inc.*	187,855
12,368	Progress Software Corp.*	283,722
127,866	QLogic Corp.*	1,536,949
45,365	QUALCOMM, Inc.	1,735,665
153,736	Sanmina-SCI Corp.*	115,302
12,006	ScanSource, Inc.*	238,199
10,716	Silicon Laboratories, Inc.*	278,187
11,438	SPSS, Inc.*	267,192
107,063	Symantec Corp.*	1,346,853
22,018	Tekelec*	279,408
23,430	TeleTech Holdings, Inc.*	211,807
24,332	Ultratech, Inc.*	366,927
22,985	Volterra Semiconductor Corp.*	216,978
91,939	Xilinx, Inc.	1,693,516
		28,365,131

Number of Shares		Value
	Common Stocks (Continued)
	Materials—0.5%
4,610	Olympic Steel, Inc.	$105,385
7,489	Schnitzer Steel Industries, Inc., Class A	201,679
		307,064
	Telecommunication Services—0.7%
182,027	Level 3 Communications, Inc.*	191,128
8,991	NTELOS Holdings Corp.	233,766
		424,894
	Total Investments (Cost $80,134,140)—100.0%	58,780,197
	Other assets less liabilities—0.0%	24,890
	Net Assets—100.0%	$58,805,087

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares FTSE RAFI US 1000 Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	22.6
Consumer Staples	12.3
Consumer Discretionary	11.0
Health Care	10.5
Industrials	10.4
Information Technology	10.0
Energy	9.4
Utilities	6.5
Telecommunication Services	3.9
Materials	3.3
Other	0.1

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—11.0%
2,380	Abercrombie & Fitch Co., Class A	$68,925
2,345	Advance Auto Parts, Inc.	73,164
3,347	Amazon.com, Inc.*	191,582
5,781	American Axle & Manufacturing Holdings, Inc.	20,754
5,126	American Eagle Outfitters, Inc.	57,001
4,843	American Greetings Corp., Class A	56,566
5,039	AnnTaylor Stores Corp.*	63,340
2,853	Apollo Group, Inc., Class A*	198,312
21,139	ArvinMeritor, Inc.	125,143
10,364	Asbury Automotive Group, Inc.	33,683
471	Ascent Media Corp., Class A*	11,912
6,752	Autoliv, Inc.	144,223
35,767	AutoNation, Inc.*	245,719
2,229	AutoZone, Inc.*	283,729
4,245	Barnes & Noble, Inc.	80,146
27,995	Beazer Homes USA, Inc.	88,744
13,247	Bed Bath & Beyond, Inc.*	341,375
14,138	Belo Corp., Class A	30,114
24,917	Best Buy Co., Inc.	668,025
10,398	Big Lots, Inc.*	254,023
3,885	Black & Decker (The) Corp.	196,659
78,029	Blockbuster, Inc., Class A*	118,604
16,414	Borders Group, Inc.	55,643
4,950	BorgWarner, Inc.	111,227
4,930	Boyd Gaming Corp.	33,524
9,100	Brinker International, Inc.	84,630
3,763	Brookfield Homes Corp.	34,469
15,930	Brunswick Corp.	55,277
4,666	Burger King Holdings, Inc.	92,760

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,744	Cablevision Systems Corp., Class A	$403,251
8,569	Career Education Corp.*	135,476
13,390	CarMax, Inc.*	142,202
28,854	Carnival Corp.	732,892
66,204	CBS Corp., Class B	642,841
24,232	Centex Corp.	296,842
23,800	Charming Shoppes, Inc.*	26,180
192,047	Charter Communications, Inc., Class A*	84,501
11,058	Chico's FAS, Inc.*	37,597
10,534	Clear Channel Outdoor Holdings, Inc., Class A*	65,732
6,955	Coach, Inc.*	143,273
8,341	Collective Brands, Inc.*	106,681
110,410	Comcast Corp., Class A	1,740,062
46,894	Comcast Corp., Special Class A	723,105
6,257	Cooper Tire & Rubber Co.	47,741
4,176	Core-Mark Holding Co., Inc.*	82,560
50,557	D.R. Horton, Inc.	373,111
8,079	Darden Restaurants, Inc.	179,111
2,983	Dick's Sporting Goods, Inc.*	45,700
18,822	Dillard's, Inc., Class A	100,321
23,076	DIRECTV Group (The), Inc.*	505,134
4,650	Discovery Communications, Inc., Class A*	63,426
4,759	Discovery Communications, Inc., Class C*	63,390
14,576	DISH Network Corp., Class A*	229,426
7,288	Dollar Tree, Inc.*	277,090
1,463	E.W. Scripps Co., Class A	6,803
43,727	Eastman Kodak Co.	401,414
10,208	Exide Technologies*	48,488
18,088	Expedia, Inc.*	172,017
13,852	Family Dollar Stores, Inc.	372,757

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,935	Foot Locker, Inc.	$320,690
877,450	Ford Motor Co.*	1,921,616
9,063	Fortune Brands, Inc.	345,663
9,065	Furniture Brands International, Inc.	51,580
3,974	GameStop Corp., Class A*	108,848
29,940	Gannett Co., Inc.	329,340
29,081	Gap (The), Inc.	376,308
1,918	Garmin Ltd.	43,059
252,189	General Motors Corp.	1,457,652
12,644	Genuine Parts Co.	497,541
20,863	Goodyear Tire & Rubber (The) Co.*	186,098
5,906	Group 1 Automotive, Inc.	59,355
21,094	H&R Block, Inc.	415,974
11,887	Hanesbrands, Inc.*	207,666
12,600	Harley-Davidson, Inc.	308,448
3,481	Harman International Industries, Inc.	63,946
6,946	Hasbro, Inc.	201,920
1,746	Hearst-Argyle Television, Inc.	26,155
3,599	Hillenbrand, Inc.*	68,381
154,343	Home Depot (The), Inc.	3,640,951
31,819	Hovnanian Enterprises, Inc., Class A*	136,504
6,382	HSN, Inc.*	39,249
6,881	International Game Technology	96,334
29,992	Interpublic Group of Cos., Inc.*	155,658
6,382	Interval Leisure Group, Inc.*	46,333
17,862	J. C. Penney Co., Inc.	427,259
4,146	Jack in the Box, Inc.*	83,335
5,541	Jarden Corp.*	98,630
38,300	Johnson Controls, Inc.	679,059
14,737	Jones Apparel Group, Inc.	163,728
15,911	KB Home	265,555
17,790	Kohl's Corp.*	624,963
3,772	Lamar Advertising Co., Class A*	57,221
601	Las Vegas Sands Corp.*	8,528
17,590	Lear Corp.*	35,356
10,144	Lee Enterprises, Inc.	25,360
19,039	Leggett & Platt, Inc.	330,517
27,102	Lennar Corp., Class A	209,769
8,458	Liberty Global, Inc., Series A*	139,472
8,562	Liberty Global, Inc., Series C*	138,362
4,357	Liberty Media Corp.-Capital, Series A*	29,671
20,343	Liberty Media Corp.-Entertainment, Series A*	327,522
53,432	Liberty Media Corp.-Interactive, Class A*	260,748
43,970	Limited Brands, Inc.	526,761
11,411	Live Nation, Inc.*	128,374
13,299	Liz Claiborne, Inc.	108,387
79,803	Lowe's Cos., Inc.	1,731,725
46,284	Macy's, Inc.	568,830
12,517	Marriott International, Inc., Class A	261,230
20,731	Mattel, Inc.	311,380
18,722	McClatchy Co., Class A	57,477

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35,811	McDonald's Corp.	$2,074,531
14,662	McGraw-Hill (The) Cos., Inc.	393,528
4,154	MDC Holdings, Inc.	139,699
1,584	Meredith Corp.	30,682
10,995	Meritage Homes Corp.*	150,961
4,048	MGM MIRAGE*	66,630
6,277	Mohawk Industries, Inc.*	303,681
12,959	New York Times (The) Co., Class A	129,590
22,224	Newell Rubbermaid, Inc.	305,580
119,249	News Corp., Class A	1,268,809
25,100	News Corp., Class B	266,562
12,175	NIKE, Inc., Class B	701,645
8,969	Nordstrom, Inc.	162,249
561	NVR, Inc.*	275,008
52,084	Office Depot, Inc.*	187,502
16,135	OfficeMax, Inc.	129,887
14,393	Omnicom Group, Inc.	425,169
9,619	O'Reilly Automotive, Inc.*	260,771
2,721	Penn National Gaming, Inc.*	52,406
7,519	Penske Automotive Group, Inc.	61,581
6,762	PetSmart, Inc.	133,144
2,382	Polaris Industries, Inc.	80,202
3,283	Polo Ralph Lauren Corp.	154,859
46,178	Pulte Homes, Inc.	514,423
11,475	Quiksilver, Inc.*	29,720
12,128	RadioShack Corp.	153,540
23,383	Regal Entertainment Group, Class A	300,238
4,272	Regis Corp.	52,845
13,655	Rent-A-Center, Inc.*	199,363
6,729	Ross Stores, Inc.	219,971
10,373	Royal Caribbean Cruises Ltd.	140,658
7,267	Ryland Group, Inc.	136,547
27,210	Saks, Inc.*	163,260
2,931	Scholastic Corp.	54,429
4,389	Scripps Networks Interactive, Inc., Class A	124,648
10,996	Sears Holdings Corp.*	634,909
12,258	Service Corp. International	84,580
6,606	Sherwin-Williams (The) Co.	375,947
3,118	Snap-On, Inc.	115,210
11,087	Sonic Automotive, Inc., Class A	56,876
71,270	Standard-Pacific Corp.	203,120
4,819	Stanley Works (The)	157,774
30,227	Staples, Inc.	587,311
24,248	Starbucks Corp.*	318,376
9,180	Starwood Hotels & Resorts Worldwide, Inc.	206,917
5,303	Talbots (The), Inc.	52,022
39,909	Target Corp.	1,601,149
6,998	Tenneco, Inc.*	34,360
2,775	Thor Industries, Inc.	49,673
6,382	Ticketmaster Entertainment, Inc.*	61,778
4,665	Tiffany & Co.	128,054

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,540	Timberland (The) Co., Class A*	$54,934
13,569	Time Warner Cable, Inc., Class A*	265,681
261,341	Time Warner, Inc.	2,636,931
18,198	TJX Cos., Inc.	486,978
13,987	Toll Brothers, Inc.*	323,379
8,615	Travelcenters of America, LLC*	18,953
19,849	TRW Automotive Holdings Corp.*	125,446
2,911	Tupperware Brands Corp.	73,648
5,879	VF Corp.	323,933
17,254	Viacom, Inc., Class B*	348,876
28,098	Virgin Media, Inc.	161,844
2,607	WABCO Holdings, Inc.	47,891
82,135	Walt Disney (The) Co.	2,127,297
13,530	Warner Music Group Corp.	56,014
127	Washington Post (The) Co., Class B	54,204
33,180	Wendy's/Arby's Group, Inc., Class A	120,112
7,190	Whirlpool Corp.	335,414
6,479	Williams-Sonoma, Inc.	53,646
16,447	Wyndham Worldwide Corp.	134,701
12,611	Yum! Brands, Inc.	365,845
4,953	Zale Corp.*	84,498
		53,485,484
	Consumer Staples—12.3%
18,963	Alberto-Culver Co.	487,918
134,085	Altria Group, Inc.	2,573,091
31,965	Anheuser-Busch Cos., Inc.	1,982,789
33,777	Archer-Daniels-Midland Co.	700,197
13,944	Avon Products, Inc.	346,230
8,170	BJ's Wholesale Club, Inc.*	287,584
3,620	Brown-Forman Corp., Class B	164,348
6,906	Bunge Ltd.	265,259
13,602	Campbell Soup Co.	516,196
4,075	Casey's General Stores, Inc.	123,065
5,681	Chiquita Brands International, Inc.*	77,546
6,796	Clorox (The) Co.	413,265
67,060	Coca-Cola (The) Co.	2,954,664
27,201	Coca-Cola Enterprises, Inc.	273,370
13,108	Colgate-Palmolive Co.	822,658
43,158	ConAgra Foods, Inc.	751,812
19,188	Constellation Brands, Inc., Class A*	240,618
3,711	Corn Products International, Inc.	90,252
8,582	Cosan Ltd., Class A (Brazil)*	23,000
27,317	Costco Wholesale Corp.	1,557,342
31,536	CVS Caremark Corp.	966,578
25,651	Dean Foods Co.*	560,731
17,528	Del Monte Foods Co.	110,602
2,123	Energizer Holdings, Inc.*	103,730
7,975	Estee Lauder (The) Cos., Inc., Class A	287,419
3,230	Fresh Del Monte Produce, Inc.*	68,185
19,383	General Mills, Inc.	1,313,004

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,056	Great Atlantic & Pacific Tea Co., Inc.*	$41,813
17,733	H.J. Heinz Co.	777,060
11,410	Hershey (The) Co.	424,908
4,876	Hormel Foods Corp.	137,796
3,262	J.M. Smucker (The) Co.	145,355
12,387	Kellogg Co.	624,553
23,234	Kimberly-Clark Corp.	1,424,012
105,071	Kraft Foods, Inc., Class A	3,061,769
69,716	Kroger (The) Co.	1,914,401
6,938	Lorillard, Inc.	456,937
6,208	McCormick & Co., Inc.	208,961
8,295	Molson Coors Brewing Co., Class B	309,901
3,063	Nash Finch Co.	120,774
3,121	NBTY, Inc.*	72,938
5,250	Pantry (The), Inc.*	115,605
10,844	Pepsi Bottling Group (The), Inc.	250,713
6,178	PepsiAmericas, Inc.	116,950
43,855	PepsiCo, Inc.	2,500,174
129,585	Philip Morris International, Inc.	5,633,059
7,006	Pilgrim's Pride Corp.	7,637
105,074	Procter & Gamble (The) Co.	6,781,475
11,524	Reynolds American, Inc.	564,215
2,950	Ruddick Corp.	84,488
42,602	Safeway, Inc.	906,145
83,238	Sara Lee Corp.	930,601
16,970	Smithfield Foods, Inc.*	178,524
32,200	SUPERVALU, Inc.	458,528
44,335	Sysco Corp.	1,161,577
59,048	Tyson Foods, Inc., Class A	516,080
2,249	Universal Corp.	89,038
7,867	UST, Inc.	531,731
48,276	Walgreen Co.	1,229,107
171,350	Wal-Mart Stores, Inc.	9,563,043
1,337	Weis Markets, Inc.	43,372
8,556	Whole Foods Market, Inc.	91,720
7,652	Winn-Dixie Stores, Inc.*	114,933
		59,651,346
	Energy—9.4%
2,035	Alon USA Energy, Inc.	17,949
19,602	Anadarko Petroleum Corp.	691,951
9,796	Apache Corp.	806,505
2,546	Arch Coal, Inc.	54,510
8,662	Baker Hughes, Inc.	302,737
11,577	BJ Services Co.	148,764
4,311	Cameron International Corp.*	104,585
17,277	Chesapeake Energy Corp.	379,576
117,290	Chevron Corp.	8,749,834
3,223	Cimarex Energy Co.	130,403
94,179	ConocoPhillips	4,899,192
2,334	CONSOL Energy, Inc.	73,264
2,774	CVR Energy, Inc.*	11,013

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,440	Denbury Resources, Inc.*	$43,722
14,264	Devon Energy Corp.	1,153,387
948	Diamond Offshore Drilling, Inc.	84,182
38,659	El Paso Corp.	374,992
3,279	ENSCO International, Inc.	124,635
3,936	EOG Resources, Inc.	318,501
215,564	Exxon Mobil Corp.	15,977,604
2,559	FMC Technologies, Inc.*	89,539
3,463	Forest Oil Corp.*	101,154
2,343	Foundation Coal Holdings, Inc.	48,641
2,792	Frontier Oil Corp.	36,882
3,346	General Maritime Corp.	50,692
27,248	Halliburton Co.	539,238
3,559	Helix Energy Solutions Group, Inc.*	37,583
3,175	Helmerich & Payne, Inc.	108,934
8,842	Hess Corp.	532,377
42,910	Marathon Oil Corp.	1,248,681
2,738	Massey Energy Co.	63,220
6,269	Murphy Oil Corp.	317,462
11,660	Nabors Industries Ltd. (Bermuda)*	167,671
7,382	National Oilwell Varco, Inc.*	220,648
5,838	Newfield Exploration Co.*	134,157
4,179	Noble Corp.	134,606
3,990	Noble Energy, Inc.	206,762
24,952	Occidental Petroleum Corp.	1,385,834
2,456	Overseas Shipholding Group, Inc.	92,296
6,510	Patterson-UTI Energy, Inc.	86,388
4,343	Peabody Energy Corp.	149,877
7,572	PetroHawk Energy Corp.*	143,489
5,117	Pioneer Natural Resources Co.	142,406
2,248	Plains Exploration & Production Co.*	63,394
7,185	Pride International, Inc.*	135,006
3,184	Rowan Cos., Inc.	57,758
16,041	Schlumberger Ltd.	828,518
1,083	SEACOR Holdings, Inc.*	72,745
3,919	Ship Finance International Ltd. (Bermuda)	53,494
4,471	Smith International, Inc.	154,160
5,586	Southern Union Co.	96,191
3,508	Southwestern Energy Co.*	124,955
20,732	Spectra Energy Corp.	400,750
2,343	Stone Energy Corp.*	71,087
12,898	Sunoco, Inc.	393,389
3,974	Teekay Corp. (Bahamas)	84,845
11,917	Tesoro Corp.	115,237
2,286	Tidewater, Inc.	99,692
2,982	Transocean, Inc.*	245,508
2,121	Unit Corp.*	79,622
16,721	USEC, Inc.*	69,058
38,900	Valero Energy Corp.	800,562
14,555	Weatherford International Ltd.*	245,688
1,604	Whiting Petroleum Corp.*	83,392
20,316	Williams (The) Cos., Inc.	426,027

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,643	World Fuel Services Corp.	$99,499
9,360	XTO Energy, Inc.	336,492
		45,622,912
	Financials—22.6%
19,068	ACE Ltd.	1,093,740
14,202	AFLAC, Inc.	628,865
1,080	Alexandria Real Estate Equities, Inc.	75,082
314	Alleghany Corp.*	88,548
20,471	Allied Capital Corp.	149,438
4,846	Allied World Assurance Holdings Ltd. (Bermuda)	155,411
49,880	Allstate (The) Corp.	1,316,333
4,596	AMB Property Corp. REIT	110,442
98,100	AMBAC Financial Group, Inc.	262,908
12,141	American Capital Ltd.	170,581
53,618	American Express Co.	1,474,495
5,313	American Financial Group, Inc.	120,764
204,057	American International Group, Inc.	389,749
673	American National Insurance	45,952
19,526	AmeriCredit Corp.*	114,422
11,568	Ameriprise Financial, Inc.	249,869
15,467	Annaly Capital Management, Inc.	214,991
14,535	Aon Corp.	614,831
9,223	Apartment Investment & Management Co., Class A	134,932
10,286	Apollo Investment Corp.	135,569
2,571	Arch Capital Group Ltd.*	179,327
6,174	Arthur J. Gallagher & Co.	150,399
3,917	Aspen Insurance Holdings Ltd. (Bermuda)	89,934
10,028	Associated Banc-Corp	221,218
6,069	Assurant, Inc.	154,638
6,402	Astoria Financial Corp.	121,766
3,238	AvalonBay Communities, Inc.	229,963
7,089	Axis Capital Holdings Ltd. (Bermuda)	201,895
5,491	BancorpSouth, Inc.	133,267
436,815	Bank of America Corp.	10,557,820
2,553	Bank of Hawaii Corp.	129,463
31,260	Bank of New York Mellon (The) Corp.	1,019,076
47,862	BB&T Corp.	1,715,853
1,376	Berkshire Hathaway, Inc., Class B*	5,283,840
737	BOK Financial Corp.	35,258
6,861	Boston Properties, Inc.	486,308
9,677	Brandywine Realty Trust	83,609
2,991	BRE Properties, Inc.	104,117
3,784	Camden Property Trust	127,559
31,035	Capital One Financial Corp.	1,214,089
13,970	CapitalSource, Inc.	103,378
5,467	CB Richard Ellis Group, Inc., Class A*	38,324
7,408	CBL & Associates Properties, Inc.	68,376
24,587	Charles Schwab (The) Corp.	470,103
22,144	Chubb (The) Corp.	1,147,502

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,423	Cincinnati Financial Corp.	$374,854
50,025	CIT Group, Inc.	207,104
727,895	Citigroup, Inc.	9,935,768
13,381	Citizens Republic Bancorp, Inc.	39,474
3,165	City National Corp.	169,422
393	CME Group, Inc.	110,885
2,474	CNA Financial Corp.	38,495
20,744	Colonial BancGroup (The), Inc.	84,221
5,774	Colonial Properties Trust	60,858
19,451	Comerica, Inc.	536,653
3,870	Commerce Bancshares, Inc.	182,974
4,968	CompuCredit Corp.*	12,817
32,595	Conseco, Inc.*	60,627
6,062	Cousins Properties, Inc.	87,778
2,721	Cullen/Frost Bankers, Inc.	152,294
6,446	Developers Diversified Realty Corp.	84,894
45,831	Discover Financial Services	561,430
3,280	Downey Financial Corp.	5,248
15,543	Duke Realty Corp.	219,312
116,948	E*TRADE Financial Corp.*	212,845
3,824	Endurance Specialty Holdings Ltd. (Bermuda)	115,638
2,762	Equity One, Inc.	48,252
18,529	Equity Residential	647,218
1,058	Erie Indemnity Co., Class A	39,347
3,243	Everest Re Group Ltd.	242,252
2,125	Federal Realty Investment Trust	130,199
2,232	Federated Investors, Inc., Class B	54,014
49,143	Fidelity National Title Group, Inc., Class A	442,778
68,463	Fifth Third Bancorp	742,824
11,265	First American (The) Corp.	229,919
36,177	First Horizon National Corp.	430,868
4,619	First Industrial Realty Trust, Inc.	47,760
8,192	FirstMerit Corp.	191,037
14,826	Flagstar Bancorp, Inc.	28,169
5,348	Franklin Resources, Inc.	363,664
13,767	Fulton Financial Corp.	144,554
10,775	General Growth Properties, Inc.	44,609
42,074	Genworth Financial, Inc., Class A	203,638
18,612	Goldman Sachs Group (The), Inc.	1,721,610
2,985	Hanover Insurance Group (The), Inc.	117,161
25,733	Hartford Financial Services Group (The), Inc.	265,565
6,305	HCC Insurance Holdings, Inc.	139,088
13,052	HCP, Inc.	390,646
5,253	Health Care REIT, Inc.	233,811
5,920	Healthcare Realty Trust, Inc.	151,256
4,762	Highwoods Properties, Inc.	118,193
2,321	Home Properties, Inc.	93,977
7,050	Hospitality Properties Trust	71,558
23,396	Host Hotels & Resorts, Inc.	241,915

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
33,386	HRPT Properties Trust	$120,523
18,820	Hudson City Bancorp, Inc.	354,004
34,147	Huntington Bancshares, Inc.	322,689
6,593	Interactive Brokers Group, Inc., Class A*	140,892
3,020	IPC Holdings Ltd.	83,382
20,878	iStar Financial, Inc.	22,131
5,541	Janus Capital Group, Inc.	65,051
6,860	Jefferies Group, Inc.	108,594
275,722	JPMorgan Chase & Co.	11,373,534
61,512	Keycorp	752,292
11,181	Kimco Realty Corp.	252,467
4,061	LandAmerica Financial Group, Inc.	40,001
6,293	Legg Mason, Inc.	139,642
2,922	Leucadia National Corp.	78,426
9,691	Liberty Property Trust	231,130
16,701	Lincoln National Corp.	287,925
24,283	Loews Corp.	806,438
6,815	M&T Bank Corp.	552,697
3,320	Macerich (The) Co.	97,674
6,123	Mack-Cali Realty Corp.	139,115
447	Markel Corp.*	156,825
40,616	Marsh & McLennan Cos., Inc.	1,190,861
23,737	Marshall & Ilsley Corp.	427,978
49,273	MBIA, Inc.	484,354
2,337	Mercury General Corp.	120,052
119,952	Merrill Lynch & Co., Inc.	2,229,908
42,408	MetLife, Inc.	1,408,794
9,396	MF Global Ltd.*	36,644
29,106	MGIC Investment Corp.	112,931
10,166	Montpelier Re Holdings Ltd. (Bermuda)	145,475
4,590	Moody's Corp.	117,504
100,698	Morgan Stanley	1,759,194
4,766	NASDAQ OMX (The) Group, Inc.*	154,704
382,829	National City Corp.	1,033,638
10,278	Nationwide Financial Services, Inc., Class A	486,252
4,685	Nationwide Health Properties, Inc.	139,800
4,557	Nelnet, Inc., Class A	66,669
24,171	New York Community Bancorp, Inc.	378,518
10,608	Newcastle Investment Corp.	42,962
6,817	Northern Trust Corp.	383,865
2,144	NYSE Euronext	64,706
11,235	Och-Ziff Capital Management Group LLC, Class A	52,243
1,521	Odyssey Re Holdings Corp.	59,988
31,220	Old Republic International Corp.	287,536
8,181	OneBeacon Insurance Group Ltd.	112,898
3,613	PartnerRe Ltd.	244,564
4,089	Pennsylvania REIT	51,726
7,185	People's United Financial, Inc.	125,738
17,705	PHH Corp.*	142,702
3,048	Philadelphia Consolidated Holding Co.*	178,278

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,662	Phoenix (The) Cos., Inc.	$88,393
2,571	Platinum Underwriters Holdings Ltd. (Bermuda)	81,604
9,666	Plum Creek Timber Co., Inc.	360,348
27,078	PMI Group (The), Inc.	67,424
20,846	PNC Financial Services Group, Inc.	1,389,803
36,963	Popular, Inc.	280,919
2,702	Post Properties, Inc.	60,309
4,294	Potlatch Corp.	142,604
13,085	Principal Financial Group, Inc.	248,484
39,873	Progressive (The) Corp.	568,988
9,983	ProLogis	139,762
5,804	Protective Life Corp.	48,463
26,937	Prudential Financial, Inc.	808,110
4,348	Public Storage	354,362
32,099	Radian Group, Inc.	115,556
7,211	Raymond James Financial, Inc.	167,944
4,315	Rayonier, Inc.	142,740
6,209	Realty Income Corp.	143,552
5,655	Redwood Trust, Inc.	86,182
3,352	Regency Centers Corp.	132,270
64,268	Regions Financial Corp.	712,732
1,855	Reinsurance Group of America, Inc.	69,266
1,740	Reinsurance Group of America, Inc., Class B*	64,450
3,087	RenaissanceRe Holdings Ltd. (Bermuda)	141,693
4,269	Selective Insurance Group, Inc.	101,389
7,567	Senior Housing Properties Trust	145,059
7,649	Simon Property Group, Inc.	512,712
1,700	SL Green Realty Corp.	71,468
35,490	SLM Corp.*	378,678
8,577	South Financial Group (The), Inc.	49,832
64,624	Sovereign Bancorp, Inc.	187,410
2,938	StanCorp Financial Group, Inc.	100,127
11,000	State Street Corp.	476,850
2,502	Stewart Information Services Corp.	41,533
351	Student Loan Corp.	12,812
29,923	SunTrust Banks, Inc.	1,201,109
41,171	Synovus Financial Corp.	425,296
5,274	T. Rowe Price Group, Inc.	208,534
11,061	TCF Financial Corp.	196,222
16,304	TD Ameritrade Holding Corp.*	216,680
3,448	TFS Financial Corp.	45,065
5,124	Torchmark Corp.	214,029
1,316	Transatlantic Holdings, Inc.	56,391
44,655	Travelers (The) Cos., Inc.	1,900,070
1,063	Tree.com, Inc.*	2,881
5,205	Trustmark Corp.	106,807
112,746	U.S. Bancorp	3,360,958
8,247	UDR, Inc.	162,961
5,739	Unitrin, Inc.	120,519
26,580	Unum Group	418,635

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,094	Valley National Bancorp	$172,786
3,724	Ventas, Inc.	134,287
7,998	Vornado Realty Trust	564,259
9,074	W.R. Berkley Corp.	238,374
219,524	Wachovia Corp.	1,407,149
5,836	Washington Federal, Inc.	102,830
5,570	Webster Financial Corp.	103,268
5,783	Weingarten Realty Investors	118,262
216,401	Wells Fargo & Co.	7,368,455
62	Wesco Financial Corp.	20,459
635	White Mountains Insurance Group Ltd.	218,758
4,630	Whitney Holding Corp.	87,970
5,269	Willis Group Holdings Ltd.	138,259
4,738	Wilmington Trust Corp.	136,739
41,262	XL Capital Ltd., Class A	400,241
8,332	Zions Bancorporation	317,533
		109,269,005
	Health Care—10.5%
54,275	Abbott Laboratories	2,993,265
15,365	Aetna, Inc.	382,128
1,138	Alcon, Inc. (Switzerland)	100,281
3,876	Allergan, Inc.	153,761
2,928	AMERIGROUP Corp.*	73,200
28,579	AmerisourceBergen Corp.	893,665
38,948	Amgen, Inc.*	2,332,596
4,360	Applied Biosystems, Inc.	134,419
2,659	Barr Pharmaceuticals, Inc.*	170,867
16,260	Baxter International, Inc.	983,567
2,436	Beckman Coulter, Inc.	121,605
6,354	Becton Dickinson & Co.	440,968
7,287	Biogen Idec, Inc.*	310,062
84,508	Boston Scientific Corp.*	763,107
141,645	Bristol-Myers Squibb Co.	2,910,805
2,173	Brookdale Senior Living, Inc.	18,731
1,849	C.R. Bard, Inc.	163,174
34,116	Cardinal Health, Inc.	1,303,231
2,184	Celgene Corp.*	140,344
2,089	Cephalon, Inc.*	149,823
2,344	Cerner Corp.*	87,267
2,087	Charles River Laboratories International, Inc.*	74,777
17,744	CIGNA Corp.	289,227
7,679	Community Health Systems, Inc.*	157,420
1,165	Covance, Inc.*	58,250
6,767	Coventry Health Care, Inc.*	89,257
17,130	Covidien Ltd.	758,688
4,440	DaVita, Inc.*	251,970
3,248	DENTSPLY International, Inc.	98,674
49,985	Eli Lilly & Co.	1,690,493
9,083	Express Scripts, Inc.*	550,521
8,414	Forest Laboratories, Inc.*	195,457

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,710	Genentech, Inc.*	$390,647
5,766	Genzyme Corp.*	420,226
5,130	Gilead Sciences, Inc.*	235,211
45,323	Health Management Associates, Inc., Class A	95,178
9,661	Health Net, Inc.*	124,434
3,587	Henry Schein, Inc.*	167,907
3,602	Hill-Rom Holdings, Inc.	81,982
5,013	Hospira, Inc.*	139,462
8,500	Humana, Inc.*	251,515
4,725	IMS Health, Inc.	67,757
3,245	Invitrogen Corp.*	93,424
103,307	Johnson & Johnson	6,336,850
6,044	Kindred Healthcare, Inc.*	87,578
22,645	King Pharmaceuticals, Inc.*	199,050
3,525	Laboratory Corp. of America Holdings*	216,752
5,183	LifePoint Hospitals, Inc.*	124,237
4,070	Lincare Holdings, Inc.*	107,245
2,646	Magellan Health Services, Inc.*	97,743
31,951	McKesson Corp.	1,175,477
31,723	Medco Health Solutions, Inc.*	1,203,888
27,315	Medtronic, Inc.	1,101,614
110,463	Merck & Co., Inc.	3,418,829
11,436	Mylan, Inc.*	98,007
12,062	Omnicare, Inc.	332,549
3,283	Owens & Minor, Inc.	142,055
4,114	Patterson Cos., Inc.*	104,208
5,510	PerkinElmer, Inc.	98,849
460,135	Pfizer, Inc.	8,148,990
5,750	Quest Diagnostics, Inc.	269,100
46,045	Schering-Plough Corp.	667,192
6,926	St. Jude Medical, Inc.*	263,396
4,465	Stryker Corp.	238,699
2,778	Teleflex, Inc.	147,206
97,995	Tenet Healthcare Corp.*	429,218
12,544	Thermo Fisher Scientific, Inc.*	509,286
41,294	UnitedHealth Group, Inc.	979,907
3,254	Universal Health Services, Inc., Class B	136,798
2,324	Varian Medical Systems, Inc.*	105,765
2,794	Warner Chilcott Ltd., Class A*	38,753
6,422	Watson Pharmaceuticals, Inc.*	168,064
28,572	WellPoint, Inc.*	1,110,594
57,459	Wyeth	1,849,031
5,428	Zimmer Holdings, Inc.*	252,022
		51,068,295
	Industrials—10.4%
29,087	3M Co.	1,870,294
2,460	Acuity Brands, Inc.	86,002
6,676	Aecom Technology Corp.*	117,698
3,566	AGCO Corp.*	112,400
5,140	Alaska Air Group, Inc.*	126,958

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,621	Alexander & Baldwin, Inc.	$83,610
1,527	Alliant Techsystems, Inc.*	126,039
59,612	Allied Waste Industries, Inc.*	621,157
2,036	AMERCO, Inc.*	92,149
2,322	AMETEK, Inc.	77,207
48,506	AMR Corp.*	495,246
2,575	Armstrong World Industries, Inc.	50,547
7,244	Avery Dennison Corp.	253,685
38,092	Avis Budget Group, Inc.*	62,471
22,437	BlueLinx Holdings, Inc.	60,356
27,550	Boeing Co.	1,440,039
7,301	Briggs & Stratton Corp.	115,064
1,831	Brink's (The) Co.	88,785
12,994	Burlington Northern Santa Fe Corp.	1,157,246
3,974	C.H. Robinson Worldwide, Inc.	205,774
3,386	Carlisle Cos., Inc.	78,725
24,602	Caterpillar, Inc.	939,058
6,412	Cintas Corp.	151,964
17,395	Continental Airlines, Inc., Class B*	329,113
3,980	Con-way, Inc.	135,479
8,273	Cooper Industries Ltd., Class A	256,049
4,558	Corrections Corp. of America*	87,103
2,658	Covanta Holding Corp.*	57,306
2,830	Crane Co.	46,327
15,524	CSX Corp.	709,757
7,770	Cummins, Inc.	200,855
5,183	Danaher Corp.	307,041
12,813	Deere & Co.	494,069
7,004	Deluxe Corp.	85,169
9,705	Dover Corp.	308,328
8,584	Eaton Corp.	382,846
7,081	EMCOR Group, Inc.*	125,829
31,660	Emerson Electric Co.	1,036,232
3,303	Equifax, Inc.	86,142
4,022	Expeditors International of Washington, Inc.	131,318
2,722	Fastenal Co.	109,588
17,619	FedEx Corp.	1,151,754
1,402	Flowserve Corp.	79,802
5,455	Fluor Corp.	217,818
1,644	Foster Wheeler Ltd.*	45,046
3,866	GATX Corp.	110,374
14,883	General Dynamics Corp.	897,743
515,736	General Electric Co.	10,062,008
5,475	Goodrich Corp.	200,166
3,037	Granite Construction, Inc.	108,330
3,199	Harsco Corp.	75,720
64,307	Hertz Global Holdings, Inc.*	462,367
3,791	HNI Corp.	69,451
30,929	Honeywell International, Inc.	941,788
3,593	Hubbell, Inc., Class B	128,881
21,091	IKON Office Solutions, Inc.	363,398

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,216	Illinois Tool Works, Inc.	$708,402
17,743	Ingersoll-Rand Co. Ltd., Class A	327,358
6,564	Iron Mountain, Inc.*	159,374
6,710	ITT Corp.	298,595
3,740	J.B. Hunt Transport Services, Inc.	106,328
3,725	Jacobs Engineering Group, Inc.*	135,702
22,528	JetBlue Airways Corp.*	125,030
554	John Bean Technologies Corp.	4,643
1,591	Joy Global, Inc.	46,107
4,119	Kansas City Southern*	127,154
11,466	KBR, Inc.	170,155
7,104	Kelly Services, Inc., Class A	101,161
4,718	Kennametal, Inc.	100,116
4,256	L-3 Communications Holdings, Inc.	345,460
2,943	Lennox International, Inc.	87,760
1,505	Lincoln Electric Holdings, Inc.	64,941
14,796	Lockheed Martin Corp.	1,258,400
7,276	Manpower, Inc.	226,502
44,675	Masco Corp.	453,451
1,907	McDermott International, Inc.*	32,667
2,570	MSC Industrial Direct Co., Class A	92,160
4,034	Mueller Industries, Inc.	92,258
8,920	Mueller Water Products, Inc., Class A	58,694
3,070	Mueller Water Products, Inc., Class B	21,490
1,387	NACCO Industries, Inc., Class A	85,453
15,892	Norfolk Southern Corp.	952,566
22,772	Northrop Grumman Corp.	1,067,779
4,275	Oshkosh Truck Corp.	32,747
17,449	Owens Corning, Inc.*	274,473
22,769	PACCAR, Inc.	665,766
3,803	Pall Corp.	100,437
8,191	Parker Hannifin Corp.	317,565
5,774	Pentair, Inc.	159,593
14,210	Pitney Bowes, Inc.	352,124
2,152	Precision Castparts Corp.	139,471
16,624	R.R. Donnelley & Sons Co.	275,460
19,451	Raytheon Co.	994,141
7,073	Republic Services, Inc.	167,630
5,230	Robert Half International, Inc.	98,690
6,550	Rockwell Automation, Inc.	181,239
4,547	Rockwell Collins, Inc.	169,285
2,002	Roper Industries, Inc.	90,791
5,455	Ryder System, Inc.	216,127
23	Seaboard Corp.	30,820
2,830	Shaw Group (The), Inc.*	50,629
4,524	Skywest, Inc.	69,715
39,195	Southwest Airlines Co.	461,717
4,518	Spirit Aerosystems Holdings, Inc., Class A*	72,875
2,488	SPX Corp.	96,385
7,751	Steelcase, Inc., Class A	72,084
3,737	Terex Corp.*	62,371
10,975	Textron, Inc.	194,258

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,886	Thomas & Betts Corp.*	$68,543
7,330	Timken (The) Co.	116,400
4,415	Trinity Industries, Inc.	74,525
50,373	Tyco International Ltd. (Bermuda)	1,273,429
26,521	UAL Corp.	386,146
21,280	Union Pacific Corp.	1,420,866
45,289	United Parcel Service, Inc., Class B	2,390,352
10,215	United Rentals, Inc.*	104,704
2,994	United Stationers, Inc.*	111,946
36,093	United Technologies Corp.	1,983,670
4,989	URS Corp.*	146,627
7,884	US Airways Group, Inc.*	79,944
6,457	USG Corp.*	95,693
3,815	W.W. Grainger, Inc.	299,745
31,284	Waste Management, Inc.	976,999
4,332	Werner Enterprises, Inc.	84,994
4,061	WESCO International, Inc.*	80,733
24,806	YRC Worldwide, Inc.*	113,611
		50,620,697
	Information Technology—10.0%
21,155	Accenture Ltd., Class A (Bermuda)	699,173
10,263	Activision Blizzard, Inc.*	127,877
7,661	Adobe Systems, Inc.*	204,089
71,851	Advanced Micro Devices, Inc.*	251,479
6,690	Affiliated Computer Services, Inc., Class A*	274,290
9,003	Agilent Technologies, Inc.*	199,777
1,606	Alliance Data Systems Corp.*	80,557
7,327	Altera Corp.	127,123
7,478	Amdocs Ltd. (Guernsey)*	168,704
8,318	Amkor Technology, Inc.*	33,771
2,813	Amphenol Corp., Class A	80,592
10,427	Analog Devices, Inc.	222,721
2,282	Anixter International, Inc.*	76,698
10,599	Apple, Inc.*	1,140,346
30,902	Applied Materials, Inc.	398,945
14,131	Arrow Electronics, Inc.*	246,586
32,122	Atmel Corp.*	133,306
3,159	Autodesk, Inc.*	67,318
22,133	Automatic Data Processing, Inc.	773,548
15,833	Avnet, Inc.*	265,044
3,707	AVX Corp.	33,437
6,395	Benchmark Electronics, Inc.*	76,676
3,933	BMC Software, Inc.*	101,550
13,361	Broadcom Corp., Class A*	228,206
7,155	Broadridge Financial Solutions, Inc.	86,576
11,326	CA, Inc.	201,603
2,223	CACI International, Inc., Class A*	91,543
14,349	Cadence Design Systems, Inc.*	58,400
6,470	Check Point Software Technologies Ltd. (Israel)*	130,823
134,788	Cisco Systems, Inc.*	2,395,183

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,570	Citrix Systems, Inc.*	$91,999
18,853	Computer Sciences Corp.*	568,606
11,955	Compuware Corp.*	76,273
12,599	Convergys Corp.*	96,886
23,217	Corning, Inc.	251,440
93,162	Dell, Inc.*	1,131,918
6,781	Diebold, Inc.	201,531
2,053	DST Systems, Inc.*	83,311
20,348	eBay, Inc.*	310,714
7,307	Electronic Arts, Inc.*	166,453
56,585	EMC Corp.*	666,571
8,643	Fairchild Semiconductor International, Inc.*	49,092
7,879	Fidelity National Information Services, Inc.	118,894
6,169	Fiserv, Inc.*	205,798
78,321	Flextronics International Ltd. (Singapore)*	327,382
1,767	Google, Inc., Class A*	634,989
4,040	Harris Corp.	145,238
3,911	Hewitt Associates, Inc., Class A*	109,078
87,202	Hewlett-Packard Co.	3,338,093
15,953	IAC/InterActiveCorp*	267,372
41,298	Ingram Micro, Inc., Class A*	550,502
6,941	Insight Enterprises, Inc.*	67,536
10,792	Integrated Device Technology, Inc.*	68,637
220,898	Intel Corp.	3,534,368
47,766	International Business Machines Corp.	4,440,805
5,530	International Rectifier Corp.*	85,383
4,679	Intersil Corp., Class A	64,056
8,766	Intuit, Inc.*	219,676
23,989	Jabil Circuit, Inc.	201,747
13,560	Juniper Networks, Inc.*	254,114
5,215	KLA-Tencor Corp.	121,249
3,095	Lam Research Corp.*	69,204
3,954	Lender Processing Services, Inc.	91,219
8,307	Lexmark International, Inc., Class A*	214,570
5,996	Linear Technology Corp.	135,989
29,489	LSI Corp.*	113,533
14,062	Marvell Technology Group Ltd. (Bermuda)*	97,872
1,208	Mastercard, Inc., Class A	178,567
3,361	McAfee, Inc.*	109,401
1,248	MEMC Electronic Materials, Inc.*	22,938
7,324	Metavante Technologies, Inc.*	122,823
959	Mettler Toledo International, Inc.*	73,402
5,346	Microchip Technology, Inc.	131,672
79,276	Micron Technology, Inc.*	373,390
402,767	Microsoft Corp.	8,993,788
3,899	Molex, Inc.	56,185
3,233	Molex, Inc., Class A	41,512
194,368	Motorola, Inc.	1,043,756
9,784	National Semiconductor Corp.	128,855
13,273	NCR Corp.*	242,630
7,549	NetApp, Inc.*	102,138
5,295	Novellus Systems, Inc.*	83,661

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,239	NVIDIA Corp.*	$80,934
100,514	Oracle Corp.*	1,838,401
10,820	Paychex, Inc.	308,803
6,388	Perot Systems Corp., Class A*	91,923
32,386	QUALCOMM, Inc.	1,239,088
21,246	SAIC, Inc.*	392,414
12,933	SanDisk Corp.*	114,974
244,707	Sanmina-SCI Corp.*	183,530
23,971	Seagate Technology (Cayman Islands)	162,284
66,694	Spansion, Inc., Class A*	41,350
37,271	Sun Microsystems, Inc.*	171,447
41,555	Symantec Corp.*	522,762
2,455	SYNNEX Corp.*	37,881
4,980	Synopsys, Inc.*	91,034
17,708	Tech Data Corp.*	379,837
27,091	Tellabs, Inc.*	114,866
8,256	Teradyne, Inc.*	42,106
36,043	Texas Instruments, Inc.	705,001
6,089	Total System Services, Inc.	83,663
25,986	Tyco Electronics Ltd.	505,168
54,708	Unisys Corp.*	83,156
36,579	Utstarcom, Inc.*	87,058
8,120	VeriSign, Inc.*	172,144
26,459	Vishay Intertechnology, Inc.*	114,038
7,812	Western Digital Corp.*	128,898
10,750	Western Union (The) Co.	164,045
67,653	Xerox Corp.	542,577
7,752	Xilinx, Inc.	142,792
17,318	Yahoo!, Inc.*	222,017
		48,616,948
	Materials—3.3%
14,884	AbitibiBowater, Inc.	29,024
8,275	Air Products & Chemicals, Inc.	481,026
2,106	Airgas, Inc.	80,786
3,789	AK Steel Holding Corp.	52,743
2,136	Albemarle Corp.	52,012
47,100	Alcoa, Inc.	542,121
2,192	Allegheny Technologies, Inc.	58,176
2,587	AptarGroup, Inc.	78,438
11,118	Ashland, Inc.	251,156
5,407	Ball Corp.	184,919
8,795	Bemis Co., Inc.	218,468
5,315	Cabot Corp.	140,582
1,462	Carpenter Technology Corp.	26,462
5,522	Celanese Corp., Series A	76,535
20,603	Chemtura Corp.	35,643
7,613	Commercial Metals Co.	84,504
11,629	Crown Holdings, Inc.*	234,673
2,347	Cytec Industries, Inc.	66,467
35,943	Domtar Corp.*	89,139
79,557	Dow Chemical (The) Co.	2,121,784

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
53,065	E.I. du Pont de Nemours & Co.	$1,698,079
5,873	Eastman Chemical Co.	237,210
6,484	Ecolab, Inc.	241,594
2,165	FMC Corp.	94,264
5,885	Freeport-McMoRan Copper & Gold, Inc.	171,254
18,169	Graphic Packaging Holding Co.*	33,613
1,356	Greif, Inc., Class A	55,026
119	Greif, Inc., Class B	3,997
6,238	Hercules, Inc.	104,861
16,445	Huntsman Corp.	166,095
3,518	International Flavors & Fragrances, Inc.	112,154
46,991	International Paper Co.	809,185
18,415	Louisiana-Pacific Corp.	88,392
3,622	Lubrizol (The) Corp.	136,115
1,439	Martin Marietta Materials, Inc.	112,789
18,074	MeadWestvaco Corp.	253,578
5,888	Monsanto Co.	523,914
1,575	Mosaic (The) Co.	62,071
9,499	Nalco Holding Co.	134,126
12,341	Newmont Mining Corp.	325,062
12,388	Nucor Corp.	501,838
6,545	Olin Corp.	118,857
5,145	Owens-Illinois, Inc.*	117,718
4,801	Packaging Corp. of America	80,801
8,021	Pactiv Corp.*	188,975
11,975	PPG Industries, Inc.	593,721
8,135	Praxair, Inc.	529,995
2,929	Reliance Steel & Aluminum Co.	73,342
3,943	Rockwood Holdings, Inc.*	48,696
7,899	Rohm & Haas Co.	555,695
9,766	RPM International, Inc.	138,677
4,418	Scotts Miracle-Gro (The) Co., Class A	115,398
8,900	Sealed Air Corp.	150,588
2,794	Sigma-Aldrich Corp.	122,545
1,662	Silgan Holdings, Inc.	77,349
36,369	Smurfit-Stone Container Corp.*	49,098
8,147	Sonoco Products Co.	205,141
6,475	Southern Copper Corp.	94,276
3,863	Steel Dynamics, Inc.	46,047
23,816	Temple-Inland, Inc.	141,229
5,166	United States Steel Corp.	190,522
1,123	Valhi, Inc.	16,081
7,372	Valspar (The) Corp.	150,757
4,243	Vulcan Materials Co.	230,310
2,103	Westlake Chemical Corp.	38,338
22,569	Weyerhaeuser Co.	862,587
9,008	Worthington Industries, Inc.	108,727
		15,815,345
	Telecommunication Services—3.9%
7,212	American Tower Corp., Class A*	233,020
282,302	AT&T, Inc.	7,557,225

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,323	CenturyTel, Inc.	$208,991
2,112	Crown Castle International Corp.*	44,711
10,171	Embarq Corp.	305,130
42,911	Frontier Communications Corp.	326,553
2,564	Leap Wireless International, Inc.*	71,895
82,065	Level 3 Communications, Inc.*	86,168
4,086	NII Holdings, Inc.*	105,255
164,870	Qwest Communications International, Inc.	471,528
503,934	Sprint Nextel Corp.	1,577,313
3,622	Telephone & Data Systems, Inc.	97,251
3,908	Telephone & Data Systems, Inc., Special Shares	107,079
3,750	US Cellular Corp.*	143,663
257,951	Verizon Communications, Inc.	7,653,405
12,685	Windstream Corp.	95,264
		19,084,451
	Utilities—6.5%
53,713	AES (The) Corp.*	428,093
6,184	AGL Resources, Inc.	187,994
4,342	Allegheny Energy, Inc.	130,911
3,123	ALLETE, Inc.	109,305
9,903	Alliant Energy Corp.	290,950
21,893	Ameren Corp.	710,428
37,753	American Electric Power Co., Inc.	1,231,879
5,654	Aqua America, Inc.	101,772
11,059	Atmos Energy Corp.	268,402
5,859	Avista Corp.	116,360
3,007	Black Hills Corp.	75,927
41,003	CenterPoint Energy, Inc.	472,355
4,653	Cleco Corp.	107,066
24,916	CMS Energy Corp.	255,389
28,402	Consolidated Edison, Inc.	1,230,374
8,671	Constellation Energy Group, Inc.	209,925
49,049	Dominion Resources, Inc.	1,779,497
5,996	DPL, Inc.	136,769
20,205	DTE Energy Co.	713,237
155,455	Duke Energy Corp.	2,546,352
24,900	Dynegy, Inc., Class A*	90,636
21,036	Edison International	748,671
2,184	Energen Corp.	73,317
10,678	Entergy Corp.	833,418
2,967	Equitable Resources, Inc.	102,985
26,987	Exelon Corp.	1,463,774
21,430	FirstEnergy Corp.	1,117,789
21,979	FPL Group, Inc.	1,038,288
12,151	Great Plains Energy, Inc.	236,215
9,327	Hawaiian Electric Industries, Inc.	248,285
4,403	IDACORP, Inc.	117,384
5,546	Integrys Energy Group, Inc.	264,378
10,770	MDU Resources Group, Inc.	196,122
7,534	Mirant Corp.*	131,996

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,954	National Fuel Gas Co.	$179,285
4,473	New Jersey Resources Corp.	166,575
5,835	Nicor, Inc.	269,635
40,840	NiSource, Inc.	529,286
15,092	Northeast Utilities	340,476
10,571	NRG Energy, Inc.*	245,776
9,964	NSTAR	329,310
9,351	OGE Energy Corp.	255,282
8,160	ONEOK, Inc.	260,304
21,874	Pepco Holdings, Inc.	451,698
31,589	PG&E Corp.	1,158,369
5,697	Piedmont Natural Gas Co., Inc.	187,545
12,349	Pinnacle West Capital Corp.	390,846
15,801	PNM Resources, Inc.	154,060
6,721	Portland General Electric Co.	137,915
17,858	PPL Corp.	586,100
29,639	Progress Energy, Inc.	1,166,887
27,535	Public Service Enterprise Group, Inc.	775,110
11,741	Puget Energy, Inc.	275,092
4,719	Questar Corp.	162,617
23,049	Reliant Energy, Inc.*	121,007
11,077	SCANA Corp.	364,544
15,470	Sempra Energy	658,867
16,313	Sierra Pacific Resources	135,235
59,426	Southern Co.	2,040,688
4,965	Southwest Gas Corp.	129,686
23,003	TECO Energy, Inc.	265,455
10,014	UGI Corp.	239,034
4,708	Unisource Energy Corp.	129,847
7,762	Vectren Corp.	195,602
9,690	Westar Energy, Inc.	188,858
5,628	WGL Holdings, Inc.	181,165
8,239	Wisconsin Energy Corp.	358,397
46,352	Xcel Energy, Inc.	807,452
		31,604,248
	Total Investments (Cost $776,482,972)—99.9%	484,838,731
	Other assets less liabilities—0.1%	641,332
	Net Assets—100.0%	$485,480,063

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares NXQ Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Health Care	36.8
Industrials	21.4
Consumer Discretionary	19.9
Information Technology	16.1
Materials	1.9
Telecommunication Services	1.7
Energy	1.6
Consumer Staples	1.0
Other	(0.4)

Schedule of Investments

PowerShares NXQ Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.4%
	Consumer Discretionary—19.9%
484	Central European Media Enterprises Ltd., Class A (Bermuda)*	$12,928
2,044	CTC Media, Inc.*	15,126
888	Ctrip.com International Ltd. ADR (China)	27,155
1,210	Dollar Tree, Inc.*	46,004
1,800	O'Reilly Automotive, Inc.*	48,798
522	priceline.com, Inc.*	27,473
1,784	Ross Stores, Inc.	58,319
1,247	Scientific Games Corp., Class A*	22,446
192	Strayer Education, Inc.	43,444
2,246	Urban Outfitters, Inc.*	48,828
		350,521
	Consumer Staples—1.0%
624	Central European Distribution Corp.*	17,965
	Energy—1.6%
2,104	Patterson-UTI Energy, Inc.	27,920
	Health Care—36.8%
1,048	Alexion Pharmaceuticals, Inc.*	42,706
1,338	BioMarin Pharmaceutical, Inc.*	24,512
1,085	Cerner Corp.*	40,395
1,616	Endo Pharmaceuticals Holdings, Inc.*	29,896
728	Gen-Probe, Inc.*	34,260
798	IDEXX Laboratories, Inc.*	28,082
1,648	Illumina, Inc.*	50,808
1,169	ImClone Systems, Inc.*	80,379
1,240	Invitrogen Corp.*	35,700
613	Myriad Genetics, Inc.*	38,674
773	OSI Pharmaceuticals, Inc.*	29,335
1,252	Perrigo Co.	42,568
1,600	Pharmaceutical Product Development, Inc.	49,568

Number of Shares		Value
	Common Stocks (Continued)
2,640	Qiagen N.V. (Netherlands)*	$37,646
519	Techne Corp.*	35,821
3,369	Warner Chilcott Ltd., Class A*	46,728
		647,078
	Industrials—21.4%
1,006	Bucyrus International, Inc.	24,275
1,156	Copart, Inc.*	40,344
585	DryShips, Inc. (Greece)	11,261
613	Energy Conversion Devices, Inc.*	20,928
1,075	First Solar, Inc.*	154,477
1,688	J.B. Hunt Transport Services, Inc.	47,990
576	Lincoln Electric Holdings, Inc.	24,854
587	Sunpower Corp., Class A*	22,928
905	Woodward Governor Co.	29,051
		376,108
	Information Technology—16.1%
1,194	Ansys, Inc.*	34,184
3,424	Compuware Corp.*	21,845
499	Equinix, Inc.*	31,148
1,662	Intersil Corp., Class A	22,753
461	Itron, Inc.*	22,349
3,057	Nuance Communications, Inc.*	27,972
5,351	ON Semiconductor Corp.*	27,344
516	Sohu.com, Inc.*	28,349
1,919	Synopsys, Inc.*	35,079
1,624	Trimble Navigation Ltd.*	33,406
		284,429
	Materials—1.9%
659	Century Aluminum, Co.*	8,284
817	Randgold Resources Ltd. ADR (Channel Islands)	25,335
		33,619

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares NXQ Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—1.7%
1,424	SBA Communications Corp., Class A*	$29,890
	Total Investments (Cost $2,676,155)—100.4%	1,767,530
	Liabilities in excess of other assets—(0.4%)	(7,562)
	Net Assets—100.0%	$1,759,968

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

24

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Statements of Assets and Liabilities

October 31, 2008 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares NXQ Portfolio
ASSETS:
Investments at value	$36,574,577	$367,646,743	$58,780,197	$484,838,731	$1,767,530
Cash	—	192,274	62,214	216,158	—
Receivables:
Dividends	22,071	179,395	25,875	870,071	129
Expense waivers due from Adviser	9,395	7,221	9,103	2,833	—
Investments sold	—	—	—	2,393	—
Total Assets	36,606,043	368,025,633	58,877,389	485,930,186	1,767,659
LIABILITIES:
Due to custodian	101,453	—	—	—	6,629
Accrued advisory fees	16,574	161,083	25,708	216,511	1,062
Accrued expenses	43,138	136,990	46,594	233,612	—
Total Liabilities	161,165	298,073	72,302	450,123	7,691
NET ASSETS	$36,444,878	$367,727,560	$58,805,087	$485,480,063	$1,759,968
NET ASSETS CONSIST OF:
Shares of beneficial interest	$63,638,868	$727,983,953	$136,773,084	$844,226,528	$2,595,184
Undistributed net investment income (loss)	17,132	68,630	(35,793)	979,309	(5,860)
Accumulated net realized gain (loss) on investments	(13,897,162)	(226,394,191)	(56,578,261)	(68,081,533)	79,269
Net unrealized depreciation on investments	(13,313,960)	(133,930,832)	(21,353,943)	(291,644,241)	(908,625)
Net Assets	$36,444,878	$367,727,560	$58,805,087	$485,480,063	$1,759,968
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,000,000	11,000,000	1,650,000	13,100,000	100,000
Net asset value	$18.22	$33.43	$35.64	$37.06	$17.60
Share price	$18.25	$33.52	$35.70	$37.10	$17.62
Investments at cost	$49,888,537	$501,577,575	$80,134,140	$776,482,972	$2,676,155

See Notes to Financial Statements.

26

Statements of Operations

Six Months Ended October 31, 2008 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares NXQ Portfolio
INVESTMENT INCOME:
Dividend income	$377,978	$4,511,942	$234,758	$9,927,594	$5,128
Foreign withholding taxes	—	—	—	(2,645)	(638)
Total Income	377,978	4,511,942	234,758	9,924,949	4,490
EXPENSES:
Advisory fees	139,971	1,351,087	218,235	1,802,326	10,366
Accounting & Administration fees	37,791	77,538	37,791	103,565	—
Sub-licensing	13,997	81,065	13,094	360,473	—
Custodian & transfer agent fees	12,387	19,628	6,326	40,842	—
Audit	8,445	8,445	8,445	8,445	—
Printing	3,652	35,753	5,755	50,013	—
Trustees	2,979	11,598	3,814	14,501	—
Legal	2,721	27,368	4,252	37,148	—
Listing fee and expenses	1,078	3,748	2,859	2,510	—
Other expenses	5,076	13,274	5,508	25,627	—
Total Expenses	228,097	1,629,504	306,079	2,445,450	10,366
(Waivers) and/or Recapture	(46,135)	(15,111)	(44,197)	(2,833)	—
Net Expenses	181,962	1,614,393	261,882	2,442,617	10,366
Net Investment Income (Loss)	196,016	2,897,549	(27,124)	7,482,332	(5,876)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(4,285,781)	(45,292,645)	(4,915,122)	(38,650,890)	(131,070)
In-kind redemptions	1,941,741	4,064,391	4,094,386	(9,885,212)	224,470
Net realized gain (loss)	(2,344,040)	(41,228,254)	(820,736)	(48,536,102)	93,400
Net change in unrealized appreciation/ depreciation on investments	(12,949,060)	(134,097,615)	(20,439,748)	(210,276,712)	(1,037,281)
Net realized and unrealized loss on investments	(15,293,100)	(175,325,869)	(21,260,484)	(258,812,814)	(943,881)
Net decrease in net assets resulting from operations	$(15,097,084)	$(172,428,320)	$(21,287,608)	$(251,330,482)	$(949,757)

See Notes to Financial Statements.

27

Statements of Changes in Net Assets

	PowerShares Dynamic MagniQuant Portfolio		PowerShares Dynamic Market Portfolio		PowerShares Dynamic OTC Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$196,016	$443,928	$2,897,549	$5,856,571	$(27,124)	$(287,512)
Net realized gain (loss) on investments	(2,344,040)	(5,766,254)	(41,228,254)	(12,424,307)	(820,736)	(8,886,691)
Net change in unrealized appreciation/depreciation on investments	(12,949,060)	(3,680,252)	(134,097,615)	(71,794,455)	(20,439,748)	(11,624,860)
Net increase (decrease) in net assets resulting from operations	(15,097,084)	(9,002,578)	(172,428,320)	(78,362,191)	(21,287,608)	(20,799,063)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(9,616)	7,967	(35,664)	(101,862)	(8,669)	(18,011)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(169,268)	(640,462)	(3,053,740)	(7,990,684)	—	—
Return of capital	—	(18,785)	—	—	—	(137,064)
Total distributions	(169,268)	(659,247)	(3,053,740)	(7,990,684)	—	(137,064)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	43,120,052	132,508,418	286,412,077	1,125,461,970	92,962,964	238,637,254
Value of shares repurchased	(54,109,220)	(141,415,198)	(363,905,026)	(1,391,511,138)	(109,056,817)	(281,113,524)
Net income equalization	9,616	(7,967)	35,664	101,862	8,669	18,011
Net increase (decrease) in net assets resulting from shares transactions	(10,979,552)	(8,914,747)	(77,457,285)	(265,947,306)	(16,085,184)	(42,458,259)
Increase (Decrease) in Net Assets	(26,255,520)	(18,568,605)	(252,975,009)	(352,402,043)	(37,381,461)	(63,412,397)
NET ASSETS:
Beginning of period	62,700,398	81,269,003	620,702,569	973,104,612	96,186,548	159,598,945
End of period	$36,444,878	$62,700,398	$367,727,560	$620,702,569	$58,805,087	$96,186,548
Undistributed net investment income (loss) at end of period	$17,132	$—	$68,630	$260,485	$(35,793)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,700,000	4,900,000	6,200,000	21,800,000	1,950,000	4,550,000
Shares repurchased	(2,200,000)	(5,300,000)	(8,100,000)	(27,150,000)	(2,350,000)	(5,400,000)
Shares outstanding, beginning of period	2,500,000	2,900,000	12,900,000	18,250,000	2,050,000	2,900,000
Shares outstanding, end of period	2,000,000	2,500,000	11,000,000	12,900,000	1,650,000	2,050,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

28

	PowerShares FTSE RAFI US 1000 Portfolio		PowerShares NXQ Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	For the Period April 3, 2008* Through April 30, 2008
OPERATIONS:
Net investment income (loss)	$7,482,332	$15,941,352	$(5,876)	$2,563
Net realized gain (loss) on investments	(48,536,102)	36,188,060	93,400	72,103
Net change in unrealized appreciation/depreciation on investments	(210,276,712)	(145,734,972)	(1,037,281)	128,656
Net increase (decrease) in net assets resulting from operations	(251,330,482)	(93,605,560)	(949,757)	203,322
Undistributed net investment income (loss) included in the price of units issued and redeemed	(721,289)	(721,388)	16	(1,245)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,651,273)	(13,733,870)	(2,563)	—
Return of capital	—	—	—	—
Total distributions	(9,651,273)	(13,733,870)	(2,563)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	24,105,665	359,656,795	16,268,388	5,205,900
Value of shares repurchased	(154,607,584)	(430,542,238)	(16,314,218)	(2,651,104)
Net income equalization	721,289	721,388	(16)	1,245
Net increase (decrease) in net assets resulting from shares transactions	(129,780,630)	(70,164,055)	(45,846)	2,556,041
Increase (Decrease) in Net Assets	(391,483,674)	(178,224,873)	(998,150)	2,758,118
NET ASSETS:
Beginning of period	876,963,737	1,055,188,610	2,758,118	—
End of period	$485,480,063	$876,963,737	$1,759,968	$2,758,118
Undistributed net investment income (loss) at end of period	$979,309	$3,869,539	$(5,860)	$2,563
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	6,000,000	600,000	200,000
Shares repurchased	(3,300,000)	(7,400,000)	(600,000)	(100,000)
Shares outstanding, beginning of period	15,900,000	17,300,000	100,000	—
Shares outstanding, end of period	13,100,000	15,900,000	100,000	100,000

29

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.08	$28.02	$25.37
Net investment income**	0.08	0.14	0.15
Net realized and unrealized gain (loss) on investments	(6.87)	(2.87)	2.55
Total from operations	(6.79)	(2.73)	2.70
Distributions to shareholders from:
Net investment income	(0.07)	(0.20)	(0.05)
Return of capital	—	(0.01)	—
Total distributions	(0.07)	(0.21)	(0.05)
Net asset value at end of period	$18.22	$25.08	$28.02
Share price at end of period***	$18.25
NET ASSET VALUE TOTAL RETURN****	(27.14)%	(9.81)%	10.67%
SHARE PRICE TOTAL RETURN****	(26.99)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$36,445	$62,700	$81,269
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.67%	0.67%†
Expenses, prior to Waivers and/or Recapture	0.81%†	0.72%	0.84%†
Net investment income, after Waivers and/or Recapture	0.70%†	0.53%	1.04%†
Portfolio turnover rate ††	49%	76%	23%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$— (a)	$0.02

PowerShares Dynamic Market Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,				For the Year May 1, 2003* Through
	(Unaudited)	2008	2007	2006	2005	April 30, 2004
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$48.12	$53.32	$47.87	$39.11	$35.05	$26.99	†††
Net investment income**	0.24	0.37	0.42	0.34	0.26	0.15	†††
Net realized and unrealized gain (loss) on investments	(14.68)	(5.09)	5.35	8.75	4.02	8.09	†††
Total from operations	(14.44)	(4.72)	5.77	9.09	4.28	8.24	†††
Distributions to shareholders from:
Net investment income	(0.25)	(0.48)	(0.32)	(0.33)	(0.22)	(0.18	)†††
Net asset value at end of period	$33.43	$48.12	$53.32	$47.87	$39.11	$35.05
Share price at end of period***	$33.52
NET ASSET VALUE TOTAL RETURN****	(30.15)%	(8.93)%	12.12%	23.30%	12.23%	30.50%
SHARE PRICE TOTAL RETURN****	(29.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$367,728	$620,703	$973,105	$919,156	$283,620	$85,946
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.60%†	0.58%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers and/or Recapture	0.60%†	0.59%	0.62%	0.63%	0.70%	1.26%
Net investment income, after Waivers and/or Recapture	1.07%†	0.72%	0.87%	0.76%	0.68%	0.46%
Portfolio turnover rate ††	56%	121%	114%	103%	94%	58%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.01)	$— (a)	—	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Per share amounts have been adjusted for 4 for 1 stock split.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
30

Financial Highlights (Continued)

PowerShares Dynamic OTC Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,				For the Year May 1, 2003* Through
	(Unaudited)	2008	2007	2006	2005	April 30, 2004
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$46.92	$55.03	$53.60	$42.38	$36.59	$28.57	†††
Net investment loss**	(0.02)	(0.11)	(0.07)	(0.02)	(0.03)	(0.04	)†††
Net realized and unrealized gain (loss) on investments	(11.26)	(7.94)	1.50	11.30	5.82	8.06	†††
Total from operations	(11.28)	(8.05)	1.43	11.28	5.79	8.02	†††
Distributions to shareholders from:
Net investment income	—	—	—	(0.02)	—	—
Return of capital	—	(0.06)	—	(0.04)	—	—
Total distributions	—	(0.06)	—	(0.06)	—	—
Net asset value at end of period	$35.64	$46.92	$55.03	$53.60	$42.38	$36.59
Share price at end of period***	$35.70
NET ASSET VALUE TOTAL RETURN****	(24.04)%	(14.65)%	2.67%	26.63%	15.81%	28.07%
SHARE PRICE TOTAL RETURN****	(23.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,805	$96,187	$159,599	$222,440	$65,747	$34,817
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.60%†	0.59%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers and/or Recapture	0.70%†	0.64%	0.69%	0.69%	1.06%	1.66%
Net investment loss, after Waivers and/or Recapture	(0.06)%†	(0.21)%	(0.15)%	(0.04)%	(0.06)%	(0.10)%
Portfolio turnover rate ††	34%	60%	107%	77%	112%	79%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$0.03	—	—	—

PowerShares FTSE RAFI US 1000 Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period December 19, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$55.15	$60.99	$52.44	$49.64
Net investment income**	0.51	0.89	0.78	0.24
Net realized and unrealized gain (loss) on investments	(17.95)	(5.96)	8.38	2.68
Total from operations	(17.44)	(5.07)	9.16	2.92
Distributions to shareholders from:
Net investment income	(0.65)	(0.77)	(0.61)	(0.12)
Net asset value at end of period	$37.06	$55.15	$60.99	$52.44
Share price at end of period***	$37.10
NET ASSET VALUE TOTAL RETURN****	(31.93)%	(8.42)%	17.60%	5.89%
SHARE PRICE TOTAL RETURN****	(31.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$485,480	$876,964	$1,055,189	$104,883
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.68%†	0.67%	0.70%	0.76	%†
Expenses, prior to Waivers and/or Recapture	0.68%†	0.66%	0.71%	1.00	%†
Net investment income, after Waivers and/or Recapture	2.08%†	1.50%	1.40%	1.38	%†
Portfolio turnover rate ††	4%	12%	8%	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$(0.04)	$0.33	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Per share amounts have been adjusted for 4 for 1 split.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.
31

Financial Highlights (Continued)

PowerShares NXQ Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	For the Period April 1, 2008* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.58	$25.77
Net investment income (loss)**	(0.06)	0.03
Net realized and unrealized gain (loss) on investments	(9.89)	1.78
Total from operations	(9.95)	1.81
Distributions to shareholders from:
Net investment income	(0.03)	—
Net asset value at end of period	$17.60	$27.58
Share price at end of period***	$17.62
NET ASSET VALUE TOTAL RETURN****	(36.13)%	7.02	%(a)
SHARE PRICE TOTAL RETURN****	(36.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,760	$2,758
Ratio to average net assets of:
Expenses	0.70%†	0.70	%†
Net investment income (loss)	(0.40)%†	0.93	%†
Portfolio turnover rate ††	51%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (b)	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was 5.71%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.
32

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offered seventy-five portfolios. This report includes the following portfolios:

PowerShares Dynamic MagniQuant Portfolio	"Dynamic MagniQuant Portfolio"

PowerShares Dynamic Market Portfolio	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio	"Dynamic OTC Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio	"FTSE RAFI US 1000 Portfolio"

PowerShares NXQ Portfolio (formerly PowerShares NASDAQ NextQ Portfolio)	"NXQ Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca") except for Shares of the NXQ Portfolio. The Shares of NXQ Portfolio are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
Dynamic MagniQuant Portfolio	Top 200 Dynamic IntellidexSM Index

Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSI RAFI US 1000 Index

NXQ Portfolio	NASDAQ Q-50 Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

34

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Funds may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

The Funds may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NXQ Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The NXQ Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NXQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the NXQ and FTSE RAFI US 1000 Portfolios) has agreed to pay an annual fee of 0.50% of the Fund's average daily net assets. The NXQ Portfolio has agreed to pay an annual unitary management fee of 0.70% of average daily net assets and, the Adviser has agreed to pay for substantially all expenses of the NXQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. Prior to November 1, 2008, the FTSE RAFI US 1000 Portfolio agreed to pay an annual fee of 0.50% of the Fund's average daily net assets. Effective November 1, 2008, the FTSE RAFI US 1000 Portfolio has agreed to pay an annual fee of 0.29% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust. For the Dynamic MagniQuant Portfolio and, until November 1, 2008 for the FTSE RAFI US 1000 Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Effective November 1, 2008, the FTSE RAFI US 1000 Portfolio's Expense Cap is 0.39%, at least until August 30, 2009, and sub-licensing fees are included in the Expense Cap. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until August 30, 2009.

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

For the Dynamic MagniQuant Portfolio and the FTSE RAFI US 1000 Portfolio the Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the NXQ Portfolio, Dynamic Market Portfolio and Dynamic OTC Portfolio. Accordingly, expenses of these Funds borne by the Adviser are not subject to recapture.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "Waivers and/or Recapture".

During the period ended October 31, 2008, the amount of Waivers and/or Recapture was as follows:

(Waivers) and/or Recapture
Dynamic MagniQuant Portfolio	$(46,135)
Dynamic Market Portfolio	(15,111)
Dynamic OTC Portfolio	(44,197)
FTSE RAFI US 1000 Portfolio	(2,833)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2008 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/09	04/30/10	04/30/11	10/31/11
Dynamic MagniQuant Portfolio	$135,482	$—	$36,551	$52,796	$46,135
FTSE RAFI US 1000 Portfolio	2,833	—	—	—	2,833

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensor:

Fund	Licensor
Dynamic MagniQuant Portfolio	American Stock Exchange

Dynamic Market Portfolio	American Stock Exchange

Dynamic OTC Portfolio	American Stock Exchange

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

NXQ Portfolio	The NASDAQ OMX Group, Inc.

The index name trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NXQ Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations. Prior to

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

November 1, 2008, sub-licensing fees were excluded from the FTSE RAFI US 1000 Portfolio's Expense Cap. The Adviser is required to pay the sub-licensing fee on behalf of the NXQ Portfolio.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Supplemental Information

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level.

Level 1 – Quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic MagniQuant Portfolio	$36,574,577	$—	$—	$36,574,577
Dynamic Market Portfolio	367,646,743	—	—	367,646,743
Dynamic OTC Portfolio	58,780,197	—	—	58,780,197
FTSE RAFI US 1000 Portfolio	484,838,731	—	—	484,838,731
NXQ Portfolio	1,767,530	—	—	1,767,530

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 5. Federal Income Taxes

At October 31, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Dynamic MagniQuant Portfolio	$49,942,993	$(13,368,416)	$233,946	$(13,602,362)
Dynamic Market Portfolio	501,719,528	(134,072,785)	2,628,479	(136,701,264)
Dynamic OTC Portfolio	80,258,263	(21,478,066)	329,242	(21,807,308)
FTSE RAFI US 1000 Portfolio	777,236,998	(292,398,267)	4,265,444	(296,663,711)
NXQ Portfolio	2,676,155	(908,625)	31,949	(940,574)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds fiscal year end.

Note 6. Investment Transactions

For the period ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$26,870,386	$27,422,094
Dynamic Market Portfolio	298,541,521	302,107,390
Dynamic OTC Portfolio	29,461,564	31,043,944
FTSE RAFI US 1000 Portfolio	28,693,285	31,937,606
NXQ Portfolio	1,294,885	1,289,767

For the period ended October 31, 2008, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$42,621,118	$53,010,680
Dynamic Market Portfolio	393,035,387	467,227,449
Dynamic OTC Portfolio	117,476,358	131,912,616
FTSE RAFI US 1000 Portfolio	23,987,690	153,831,025
NXQ Portfolio	16,262,900	16,312,852

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to NXQ Portfolio, the Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferral Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the dates such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (50,000 for Dynamic Market and Dynamic OTC Portfolios). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

40

Board Considerations Regarding Approval of Investment Advisory Agreement

At a meeting held on September 25, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved amending the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust to reflect a reduced advisory fee for the PowerShares FTSE RAFI US 1000 Portfolio (the "Fund").

The Board, and the Independent Trustees, noted that in April, 2008, the Board approved renewal of the Fund's Investment Advisory Agreement. At that time, the Board considered the following factors, among others, when determining whether to continue the Investment Advisory Agreement: (i) the nature, extent and quality of services provided; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as the Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of the Fund's shareholders; (vi) comparisons of services rendered and amounts paid to other registered investment companies; and (vii) any benefits realized by the Adviser from its relationship with the Fund.

At the September 25, 2008 Board meeting, the Adviser proposed reducing the Fund's annual advisory fee. The Adviser also proposed revising the contractual expense limitation in place until August 30, 2009 to further reduce the Fund's annual operating expenses. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided in connection with the amendment to the Investment Advisory Agreement. The Board concluded that the reduced advisory fee for the Fund was appropriate, and determined to approve the amended Investment Advisory Agreement and the reduced advisory fees and annual operating expenses, effective November 1, 2008.

41

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-2

2008 Semi-Annual Report to Shareholders

October 31, 2008

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Style Portfolios

Schedules of Investments

PowerShares Dynamic Aggressive Growth Portfolio	6

PowerShares Dynamic Deep Value Portfolio	8

PowerShares Dynamic Large Cap Growth Portfolio	10

PowerShares Dynamic Large Cap Portfolio	12

PowerShares Dynamic Large Cap Value Portfolio	14

PowerShares Dynamic Mid Cap Growth Portfolio	16

PowerShares Dynamic Mid Cap Portfolio	18

PowerShares Dynamic Mid Cap Value Portfolio	21

PowerShares Dynamic Small Cap Growth Portfolio	23

PowerShares Dynamic Small Cap Portfolio	25

PowerShares Dynamic Small Cap Value Portfolio	28

PowerShares FTSE NASDAQ Small Cap Portfolio	30

PowerShares Zacks Micro Cap Portfolio	43

PowerShares Zacks Small Cap Portfolio	48

Statements of Assets and Liabilities	52

Statements of Operations	54

Statements of Changes in Net Assets	56

Financial Highlights	61

Notes to Financial Statements	68

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PGZ	PowerShares Dynamic Aggressive Growth Portfolio	12/20/06	470	165	20	7	—	—	—
PVM	PowerShares Dynamic Deep Value Portfolio	12/20/06	470	205	14	10	2	—	—
PWB	PowerShares Dynamic Large Cap Growth Portfolio	03/03/05	925	534	32	3	1	—	—
PJF	PowerShares Dynamic Large Cap Portfolio	12/01/06	483	190	13	4	1	1	—
PWV	PowerShares Dynamic Large Cap Value Portfolio	03/03/05	925	553	30	11	1	—	1
PWJ	PowerShares Dynamic Mid Cap Growth Portfolio	03/03/05	925	465	17	6	—	—	—
PJG	PowerShares Dynamic Mid Cap Portfolio	12/01/06	483	217	20	1	1	1	—
PWP	PowerShares Dynamic Mid Cap Value Portfolio	03/03/05	925	429	15	5	1	1	1
PWT	PowerShares Dynamic Small Cap Growth Portfolio	03/03/05	925	448	39	6	3	—	3
PJM	PowerShares Dynamic Small Cap Portfolio	12/01/06	483	193	13	5	1	—	—
PWY	PowerShares Dynamic Small Cap Value Portfolio	03/03/05	925	472	33	9	1	1	—
PQSC	PowerShares FTSE NASDAQ Small Cap Portfolio	04/03/08	149	59	5	6	—	1	2
PZI	PowerShares Zacks Micro Cap Portfolio	08/18/05	808	304	27	10	—	1	—
PZJ	PowerShares Zacks Small Cap Portfolio	02/16/06	682	326	16	5	1	—	—

	Closing Price Below NAV (bps)
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PGZ	262	16	—	—	—	—
PVM	230	6	2	1	—	—
PWB	340	13	2	—	—	—
PJF	270	3	1	—	—	—
PWV	314	10	5	—	—	—
PWJ	425	10	2	—	—	—
PJG	238	4	1	—	—	—
PWP	462	8	3	—	—	—
PWT	393	30	3	—	—	—
PJM	257	11	1	2	—	—
PWY	381	22	5	1	—	—
PQSC	64	1	3	3	—	5
PZI	436	25	5	—	—	—
PZJ	325	7	1	1	—	—

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Aggressive Growth Portfolio Actual	$1,000.00	$706.93	0.65%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Deep Value Portfolio Actual	$1,000.00	$739.50	0.65%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Large Cap Growth Portfolio Actual	$1,000.00	$695.90	0.62%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	0.62%	$3.16
PowerShares Large Cap Portfolio Actual	$1,000.00	$739.99	0.65%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Large Cap Value Portfolio Actual	$1,000.00	$762.45	0.63%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Mid Cap Growth Portfolio Actual	$1,000.00	$648.27	0.63%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Mid Cap Portfolio Actual	$1,000.00	$639.80	0.65%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Mid Cap Value Portfolio Actual	$1,000.00	$650.84	0.63%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Small Cap Growth Portfolio Actual	$1,000.00	$753.66	0.63%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Small Cap Portfolio Actual	$1,000.00	$749.66	0.65%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Small Cap Value Portfolio Actual	$1,000.00	$745.20	0.63%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares FTSE NASDAQ Small Cap Portfolio Actual	$1,000.00	$710.50	0.70%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Zacks Micro Cap Portfolio Actual	$1,000.00	$728.84	0.70%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Zacks Small Cap Portfolio Actual	$1,000.00	$699.20	0.70%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

Portfolio Composition

PowerShares Dynamic Aggressive Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Industrials	30.5
Information Technology	29.4
Health Care	21.4
Consumer Discretionary	10.4
Energy	6.9
Financials	1.1
Telecommunication Services	0.5
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Aggressive Growth Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.2%
	Consumer Discretionary—10.4%
6,204	Burger King Holdings, Inc.	$123,336
1,726	ITT Educational Services, Inc.*	151,283
4,529	Marvel Entertainment, Inc.*	145,788
2,349	Morningstar, Inc.*	87,947
4,975	NetFlix, Inc.*	123,181
2,855	Panera Bread Co., Class A*	128,818
1,650	priceline.com, Inc.*	86,840
732	Strayer Education, Inc.	165,629
4,566	WMS Industries, Inc.*	114,150
		1,126,972
	Energy—6.9%
1,548	Alpha Natural Resources, Inc.*	55,372
2,828	Arch Coal, Inc.	60,547
3,292	Cameron International Corp.*	79,864
2,391	IHS, Inc., Class A*	84,617
17,880	Newpark Resources, Inc.*	102,811
2,437	Peabody Energy Corp.	84,101
2,201	Smith International, Inc.	75,890
3,999	Southwestern Energy Co.*	142,445
1,636	Walter Industries, Inc.	63,395
		749,042
	Financials—1.1%
6,418	Charles Schwab (The) Corp.	122,712
	Health Care—21.4%
11,473	Alkermes, Inc.*	113,353
4,706	Catalyst Health Solutions, Inc.*	79,390
2,214	Celgene Corp.*	142,272
3,332	Cerner Corp.*	124,050
7,151	Cyberonics, Inc.*	91,104
3,068	Datascope Corp.	153,923
2,591	Edwards Lifesciences Corp.*	136,908
11,371	eResearchTechnology, Inc.*	73,457

Number of Shares		Value
	Common Stocks (Continued)
2,089	Express Scripts, Inc.*	$126,614
2,912	Gilead Sciences, Inc.*	133,515
8,528	Healthsouth Corp.*	106,941
3,613	Invitrogen Corp.*	104,018
7,924	Merit Medical Systems, Inc.*	145,009
3,760	Pharmaceutical Product Development, Inc.	116,485
3,347	St. Jude Medical, Inc.*	127,286
1,987	Techne Corp.*	137,143
2,533	Thermo Fisher Scientific, Inc.*	102,840
2,429	Varian Medical Systems, Inc.*	110,544
18,154	Vivus, Inc.*	110,558
2,248	Waters Corp.*	98,462
		2,333,872
	Industrials—30.5%
4,800	Aecom Technology Corp.*	84,624
4,727	American Ecology Corp.	82,912
6,144	Argon ST, Inc.*	128,164
2,944	C.H. Robinson Worldwide, Inc.	152,441
3,321	Chart Industries, Inc.*	45,232
1,890	Clean Harbors, Inc.*	123,927
3,485	Copart, Inc.*	121,627
5,515	Covanta Holding Corp.*	118,903
2,371	CSX Corp.	108,402
1,914	Fluor Corp.	76,426
4,348	Forward Air Corp.	113,787
3,086	Foster Wheeler Ltd.*	84,556
2,090	FTI Consulting, Inc.*	121,743
3,813	Gorman-Rupp (The) Co.	119,919
16,988	Hawaiian Holdings, Inc.*	118,916
7,969	Hill International, Inc.*	50,045
3,494	II-VI, Inc.*	98,146
2,078	Jacobs Engineering Group, Inc.*	75,702
3,350	Kirby Corp.*	114,972
3,128	Landstar System, Inc.	120,710
3,392	Raven Industries, Inc.	109,188

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Aggressive Growth Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
6,345	Resources Connection, Inc.*	$110,022
3,421	Robbins & Myers, Inc.	69,788
2,597	Roper Industries, Inc.	117,774
1,287	SPX Corp.	49,858
2,587	Stericycle, Inc.*	151,159
4,637	Sun Hydraulics Corp.	97,099
5,368	Tetra Tech, Inc.*	118,042
1,437	Valmont Industries, Inc.	78,719
2,597	Wabtec Corp.	103,257
4,225	Waste Connections, Inc.*	143,016
3,311	Woodward Governor Co.	106,283
		3,315,359
	Information Technology—29.4%
3,581	Adobe Systems, Inc.*	95,398
6,776	Altera Corp.	117,564
3,229	Amphenol Corp., Class A	92,511
3,459	Ansys, Inc.*	99,031
903	Apple, Inc.*	97,154
3,972	Cabot Microelectronics Corp.*	114,116
7,584	Cognex Corp.	121,496
3,356	Comtech Telecommunications Corp.*	162,497
17,257	Dice Holdings, Inc.*	70,063
3,507	Digital River, Inc.*	86,903
2,447	Factset Research Systems, Inc.	94,919
4,297	FLIR Systems, Inc.*	137,934
4,435	Forrester Research, Inc.*	124,402
3,182	Global Payments, Inc.	128,903
13,637	iGate Corp.*	92,595
9,093	Informatica Corp.*	127,757
5,781	InterDigital, Inc.*	125,910
2,605	ManTech International Corp., Class A*	140,513
6,414	NeuStar, Inc., Class A*	126,356
22,168	NIC, Inc.	119,042
10,464	Pegasystems, Inc.	136,869
2,913	QUALCOMM, Inc.	111,451
20,106	S1 Corp.*	126,065
16,548	Sapient Corp.*	90,849
4,551	Silicon Laboratories, Inc.*	118,144
4,976	Solera Holdings, Inc.*	123,853
13,884	Wind River Systems, Inc.*	121,346
7,915	Yahoo!, Inc.*	101,470
		3,205,111
	Telecommunication Services—0.5%
8,402	Global Crossing Ltd.*	55,957
	Total Investments (Cost $13,824,332)—100.2%	10,909,025
	Liabilities in excess of other assets—(0.2%)	(25,790)
	Net Assets—100.0%	$10,883,235

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Deep Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	45.3
Industrials	16.4
Energy	9.7
Consumer Discretionary	7.1
Information Technology	4.8
Telecommunication Services	4.5
Health Care	4.3
Utilities	4.0
Consumer Staples	2.4
Materials	1.7
Money Market Fund	2.1
Other	(2.3)

Schedule of Investments

PowerShares Dynamic Deep Value Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.2%
	Consumer Discretionary—7.1%
2,402	Autoliv, Inc.	$51,307
4,739	Gap (The), Inc.	61,323
2,173	Genuine Parts Co.	85,507
3,399	Home Depot, Inc.	80,182
4,850	RadioShack Corp.	61,401
3,357	Regis Corp.	41,526
4,068	Rent-A-Center, Inc.*	59,393
5,632	Time Warner, Inc.	56,827
		497,466
	Consumer Staples—2.4%
4,384	Altria Group, Inc.	84,129
1,740	Reynolds American, Inc.	85,190
		169,319
	Energy—9.7%
806	Apache Corp.	66,358
2,215	Berry Petroleum Co., Class A	51,610
3,433	BJ Services Co.	44,114
1,068	Chevron Corp.	79,672
1,660	Cimarex Energy Co.	67,164
903	Devon Energy Corp.	73,017
1,152	Exxon Mobil Corp.	85,385
3,245	Patterson-UTI Energy, Inc.	43,061
5,500	Pioneer Drilling Co.*	42,570
1,934	Stone Energy Corp.*	58,678
1,519	Tidewater, Inc.	66,244
		677,873
	Financials—45.3%
1,752	ACE Ltd.	100,495
2,043	Allstate (The) Corp.	53,915

Number of Shares		Value
	Common Stocks (Continued)
3,231	American Financial Group, Inc.	$73,441
2,179	American Physicians Capital, Inc.	89,143
2,051	Ameriprise Financial, Inc.	44,302
1,321	Arch Capital Group Ltd.*	92,140
3,481	Arthur J. Gallagher & Co.	84,797
1,578	Assurant, Inc.	40,207
1,915	BancFirst Corp.	96,516
1,744	Bank of Hawaii Corp.	88,438
1,921	Chubb Corp.	99,546
2,206	City Holding Co.	92,299
3,289	CNA Financial Corp.	51,177
5,737	CNA Surety Corp.*	79,457
2,049	Commerce Bancshares, Inc.	96,877
5,304	Employers Holdings, Inc.	67,679
1,993	Erie Indemnity Co., Class A	74,120
621	First Citizens BancShares, Inc., Class A	94,963
1,784	Fpic Insurance Group, Inc.*	79,852
1,953	Hanover Insurance Group (The), Inc.	76,655
3,662	HCC Insurance Holdings, Inc.	80,784
6,187	Horace Mann Educators Corp.	49,249
249	Markel Corp.*	87,359
2,888	Marsh & McLennan Cos., Inc.	84,676
1,701	MetLife, Inc.	56,507
1,760	Navigators Group, Inc.*	88,898
1,710	ProAssurance Corp.*	93,965
4,991	Progressive (The) Corp.	71,222
2,540	Protective Life Corp.	21,209
2,990	Raymond James Financial, Inc.	69,637
1,914	Reinsurance Group of America, Inc., Class A	71,469
1,649	RLI Corp.	94,636
2,144	Safety Insurance Group, Inc.	81,451

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Deep Value Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
3,819	Selective Insurance Group	$90,701
1,881	StanCorp Financial Group, Inc.	64,104
1,543	Torchmark Corp.	64,451
1,534	Transatlantic Holdings, Inc.	65,732
2,087	Travelers (The) Cos., Inc.	88,802
3,628	Unum Group	57,141
3,913	W.R. Berkley Corp.	102,794
1,800	Westamerica Bancorporation	103,049
		3,163,855
	Health Care—4.3%
2,201	Cigna Corp.	35,876
1,977	Eli Lilly & Co.	66,862
2,583	Forest Laboratories, Inc.*	60,003
2,732	LifePoint Hospitals, Inc.*	65,486
2,130	Wyeth	68,544
		296,771
	Industrials—16.4%
2,239	A.O. Smith Corp.	70,640
2,061	Alexander & Baldwin, Inc.	65,746
2,663	Arkansas Best Corp.	77,733
1,407	Boeing Co.	73,544
2,846	Carlisle Cos., Inc.	66,170
2,046	Ceradyne, Inc.*	48,081
2,993	Cintas Corp.	70,934
5,584	Deluxe Corp.	67,901
4,286	Gibraltar Industries, Inc.	56,790
3,286	Mueller Industries, Inc.	75,151
1,339	Northrop Grumman Corp.	62,786
2,699	Pitney Bowes, Inc.	66,881
1,429	Ryder System, Inc.	56,617
5,395	Skywest, Inc.	83,136
2,256	Toro Co.	75,892
2,620	Waste Management, Inc.	81,823
2,398	WESCO International, Inc.*	47,672
		1,147,497
	Information Technology—4.8%
2,572	Black Box Corp.	78,215
1,961	Computer Sciences Corp.*	59,144
6,251	Convergys Corp.*	48,070
4,878	CSG Systems International, Inc.*	81,121
2,563	Lexmark International, Inc., Class A*	66,202
		332,752
	Materials—1.7%
2,252	Ashland, Inc.	50,873
2,459	Innophos Holdings, Inc.	65,778
		116,651
	Telecommunication Services—4.5%
2,755	Atlantic Tele-Network, Inc.	67,029
2,386	CenturyTel, Inc.	59,912

Number of Shares		Value
	Common Stocks (Continued)
1,955	Embarq Corp.	$58,650
24,389	Qwest Communications International, Inc.	69,753
7,422	Windstream Corp.	55,739
		311,083
	Utilities—4.0%
2,638	Alliant Energy Corp.	77,504
2,118	Dominion Resources, Inc.	76,841
2,007	Edison International	71,429
1,652	Energen Corp.	55,458
		281,232
	Total Common Stocks (Cost $9,516,451)	6,994,499
	Money Market Fund—2.1%
147,477	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $147,477)	147,477
	Total Investments (Cost $9,663,928)—102.3%	7,141,976
	Liabilities in excess of other assets—(2.3%)	(160,060)
	Net Assets—100.0%	$6,981,916

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Large Cap Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Information Technology	24.5
Health Care	21.0
Energy	16.2
Industrials	13.0
Consumer Discretionary	12.8
Materials	8.1
Financials	2.7
Consumer Staples	1.6
Money Market Fund	0.1
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—12.8%
842,619	Comcast Corp., Class A	$13,279,675
271,131	DIRECTV (The) Group, Inc.*	5,935,058
287,847	McDonald's Corp.	16,674,976
126,193	NIKE, Inc., Class B	7,272,503
211,051	TJX Cos., Inc.	5,647,725
		48,809,937
	Consumer Staples—1.6%
100,591	Colgate-Palmolive Co.	6,313,091
	Energy—16.2%
95,597	Baker Hughes, Inc.	3,341,115
69,596	Diamond Offshore Drilling, Inc.	6,180,125
174,075	Halliburton Co.	3,444,944
97,385	Murphy Oil Corp.	4,931,576
152,086	Noble Corp.	4,898,690
224,887	Occidental Petroleum Corp.	12,490,224
189,412	Schlumberger Ltd.	9,783,130
140,298	Transocean, Inc.*	11,550,734
247,608	Williams (The) Cos., Inc.	5,192,340
		61,812,878
	Financials—2.7%
95,138	Northern Trust Corp.	5,357,221
374,384	TD Ameritrade Holding Corp.*	4,975,563
		10,332,784
	Health Care—21.0%
263,384	Baxter International, Inc.	15,932,097
87,520	Becton Dickinson & Co.	6,073,888
608,969	Boston Scientific Corp.*	5,498,990
141,461	Covidien Ltd.	6,265,308
104,195	Express Scripts, Inc.*	6,315,259
338,778	Gilead Sciences, Inc.*	15,532,971

Number of Shares		Value
	Common Stocks (Continued)
326,858	Medtronic, Inc.	$13,182,183
166,893	St. Jude Medical, Inc.*	6,346,941
126,286	Thermo Fisher Scientific, Inc.*	5,127,212
		80,274,849
	Industrials—13.0%
71,225	Burlington Northern Santa Fe Corp.	6,343,299
118,259	CSX Corp.	5,406,801
117,375	Cummins, Inc.	3,034,144
163,428	Emerson Electric Co.	5,348,998
95,449	Fluor Corp.	3,811,279
119,974	ITT Corp.	5,338,843
104,018	Norfolk Southern Corp.	6,234,839
212,706	Union Pacific Corp.	14,202,380
		49,720,583
	Information Technology—24.5%
178,577	Adobe Systems, Inc.*	4,757,291
105,270	Apple, Inc.*	11,325,999
172,339	Automatic Data Processing, Inc.	6,023,248
317,899	Broadcom Corp., Class A*	5,429,715
319,889	CA, Inc.	5,694,024
742,062	Cisco Systems, Inc.*	13,186,442
372,377	Corning, Inc.	4,032,843
306,803	eBay, Inc.*	4,684,882
813,810	Oracle Corp.*	14,884,585
224,428	Paychex, Inc.	6,405,175
338,965	QUALCOMM, Inc.	12,968,801
276,920	Western Union (The) Co.	4,225,799
		93,618,804
	Materials—8.1%
83,281	Air Products & Chemicals, Inc.	4,841,125
156,206	Monsanto Co.	13,899,210

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Growth Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
167,198	Mosaic Co. (The)	$6,589,273
85,137	Praxair, Inc.	5,546,676
		30,876,284
	Total Common Stocks (Cost $535,204,487)	381,759,210
	Money Market Fund—0.1%
463,755	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $463,755)	463,755
	Total Investments (Cost $535,668,242)—100.0%	382,222,965
	Liabilities in excess of other assets—(0.0%)	(172,530)
	Net Assets—100.0%	$382,050,435

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Large Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Information Technology	20.7
Health Care	18.1
Energy	12.9
Industrials	10.9
Consumer Discretionary	10.5
Financials	9.2
Consumer Staples	9.0
Telecommunication Services	3.7
Utilities	3.1
Materials	2.1
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.2%
	Consumer Discretionary—10.5%
6,428	Best Buy Co., Inc.	$172,335
31,702	Comcast Corp., Class A	499,624
14,795	Gap (The), Inc.	191,447
10,611	Home Depot, Inc.	250,313
11,678	Lowe's Cos., Inc.	253,413
10,829	McDonald's Corp.	627,323
4,748	NIKE, Inc., Class B	273,627
17,578	Time Warner, Inc.	177,362
7,940	TJX Cos., Inc.	212,474
20,755	Walt Disney (The) Co.	537,555
		3,195,473
	Consumer Staples—9.0%
13,683	Altria Group, Inc.	262,577
3,785	Colgate-Palmolive Co.	237,547
5,720	H.J. Heinz Co.	250,650
10,419	Kroger (The) Co.	286,106
9,804	PepsiCo, Inc.	558,926
5,432	Reynolds American, Inc.	265,951
9,041	Sysco Corp.	236,874
11,367	Wal-Mart Stores, Inc.	634,391
		2,733,022
	Energy—12.9%
2,516	Apache Corp.	207,142
3,596	Baker Hughes, Inc.	125,680
7,778	Chevron Corp.	580,239
8,137	ConocoPhillips	423,287
2,820	Devon Energy Corp.	228,025
2,617	Diamond Offshore Drilling, Inc.	232,390
8,391	Exxon Mobil Corp.	621,941
6,548	Halliburton Co.	129,585

Number of Shares		Value
	Common Stocks (Continued)
2,747	Hess Corp.	$165,397
3,665	Murphy Oil Corp.	185,596
5,723	Noble Corp.	184,338
8,462	Occidental Petroleum Corp.	469,979
7,126	Schlumberger Ltd.	368,058
		3,921,657
	Financials—9.2%
5,469	ACE Ltd.	313,702
5,075	Aflac, Inc.	224,721
6,377	Allstate (The) Corp.	168,289
6,060	Aon Corp.	256,338
5,994	Chubb Corp.	310,609
2,754	Franklin Resources, Inc.	187,272
9,012	Marsh & McLennan Cos., Inc.	264,232
3,579	Northern Trust Corp.	201,533
15,580	Progressive (The) Corp.	222,327
4,252	State Street Corp.	184,324
14,085	TD Ameritrade Holding Corp.*	187,190
6,515	Travelers (The) Cos., Inc.	277,213
		2,797,750
	Health Care—18.1%
11,691	Abbott Laboratories	644,758
6,670	Aetna, Inc.	165,883
10,682	Amgen, Inc.*	639,744
4,247	Baxter International, Inc.	256,901
3,292	Becton Dickinson & Co.	228,465
5,322	Covidien Ltd.	235,711
14,393	Eli Lilly & Co.	486,771
3,918	Express Scripts, Inc.*	237,470
9,534	Johnson & Johnson	584,816
4,982	McKesson Corp.	183,288

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
12,298	Medtronic, Inc.	$495,978
35,136	Pfizer, Inc.	622,258
6,280	St. Jude Medical, Inc.*	238,828
15,513	Wyeth	499,208
		5,520,079
	Industrials—10.9%
4,390	Boeing Co.	229,465
4,069	Caterpillar, Inc.	155,314
4,449	CSX Corp.	203,408
4,415	Cummins, Inc.	114,128
6,148	Emerson Electric Co.	201,224
3,591	Fluor Corp.	143,389
3,116	General Dynamics Corp.	187,957
5,737	Honeywell International, Inc.	174,692
4,513	ITT Corp.	200,829
2,471	Lockheed Martin Corp.	210,159
3,913	Norfolk Southern Corp.	234,545
4,181	Northrop Grumman Corp.	196,047
4,796	Raytheon Co.	245,124
10,237	United Technologies Corp.	562,626
8,179	Waste Management, Inc.	255,430
		3,314,337
	Information Technology—20.7%
6,719	Adobe Systems, Inc.*	178,994
3,961	Apple, Inc.*	426,164
6,483	Automatic Data Processing, Inc.	226,581
11,961	Broadcom Corp., Class A*	204,294
12,035	CA, Inc.	214,223
27,918	Cisco Systems, Inc.*	496,103
14,011	Corning, Inc.	151,739
13,243	Dell, Inc.*	160,902
11,543	eBay, Inc.*	176,262
14,310	Hewlett-Packard Co.	547,787
29,359	Intel Corp.	469,744
5,516	International Business Machines Corp.	512,823
24,604	Microsoft Corp.	549,407
30,617	Oracle Corp.*	559,985
8,444	Paychex, Inc.	240,992
12,752	QUALCOMM, Inc.	487,892
12,898	Symantec Corp.*	162,257
11,740	Texas Instruments, Inc.	229,634
8,743	Tyco Electronics Ltd.	169,964
10,419	Western Union (The) Co.	158,994
		6,324,741
	Materials—2.1%
3,132	Air Products & Chemicals, Inc.	182,063
6,290	Mosaic (The) Co.	247,889
3,204	Praxair, Inc.	208,741
		638,693

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—3.7%
20,989	AT&T, Inc.	$561,876
19,119	Verizon Communications, Inc.	567,261
		1,129,137
	Utilities—3.1%
6,610	Dominion Resources, Inc.	239,811
2,785	Entergy Corp.	217,369
8,839	Exelon Corp.	479,427
		936,607
	Total Investments (Cost $38,973,182)—100.2%	30,511,496
	Liabilities in excess of other assets—(0.2%)	(50,767)
	Net Assets—100.0%	$30,460,729

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Large Cap Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	24.0
Health Care	22.1
Energy	16.3
Industrials	9.2
Consumer Discretionary	8.7
Telecommunication Services	7.0
Consumer Staples	6.4
Utilities	4.3
Materials	1.8
Other	0.2

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—8.7%
190,488	Gap (The), Inc.	$2,464,915
136,616	Home Depot, Inc.	3,222,771
150,364	Lowe's Cos., Inc.	3,262,899
226,329	Time Warner, Inc.	2,283,660
267,234	Walt Disney (The) Co.	6,921,360
		18,155,605
	Consumer Staples—6.4%
176,177	Altria Group, Inc.	3,380,837
134,142	Kroger (The) Co.	3,683,538
69,931	Reynolds American, Inc.	3,423,822
140,662	Safeway, Inc.	2,991,881
		13,480,078
	Energy—16.3%
32,392	Apache Corp.	2,666,833
100,151	Chevron Corp.	7,471,265
104,775	ConocoPhillips	5,450,396
36,307	Devon Energy Corp.	2,935,784
108,049	Exxon Mobil Corp.	8,008,592
51,653	Noble Energy, Inc.	2,676,658
140,022	Spectra Energy Corp.	2,706,625
106,588	Valero Energy Corp.	2,193,581
		34,109,734
	Financials—24.0%
70,425	ACE Ltd.	4,039,578
82,097	Allstate (The) Corp.	2,166,540
77,172	Chubb (The) Corp.	3,999,053
52,724	Goldman Sachs Group (The), Inc.	4,876,970
224,604	JPMorgan Chase & Co.	9,264,915
72,991	Lincoln National Corp.	1,258,365
85,310	Loew's Corp.	2,833,145
116,035	Marsh & McLennan Cos., Inc.	3,402,146

Number of Shares		Value
	Common Stocks (Continued)
68,357	MetLife, Inc.	$2,270,820
200,595	Progressive (The) Corp.	2,862,491
83,900	Travelers (The) Cos., Inc.	3,569,945
285,598	Wells Fargo & Co.	9,724,612
		50,268,580
	Health Care—22.1%
85,882	Aetna, Inc.	2,135,885
137,550	Amgen, Inc.*	8,237,871
185,314	Eli Lilly & Co.	6,267,319
122,745	Johnson & Johnson	7,529,178
242,360	Merck & Co., Inc	7,501,042
452,383	Pfizer, Inc.	8,011,703
199,746	Wyeth	6,427,826
		46,110,824
	Industrials—9.2%
51,745	3M Co.	3,327,203
56,511	Boeing Co.	2,953,830
52,383	Caterpillar, Inc.	1,999,459
74,682	Illinois Tool Works, Inc.	2,493,632
31,819	Lockheed Martin Corp.	2,706,206
53,812	Northrop Grumman Corp.	2,523,245
105,315	Waste Management, Inc.	3,288,987
		19,292,562
	Materials—1.8%
83,372	E.I. du Pont de Nemours & Co.	2,667,904
27,843	United States Steel Corp.	1,026,850
		3,694,754
	Telecommunication Services—7.0%
270,241	AT&T, Inc.	7,234,352
246,158	Verizon Communications, Inc.	7,303,507
		14,537,859

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Value Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities—4.3%
94,903	American Electric Power Co., Inc.	$3,096,685
85,116	Dominion Resources, Inc.	3,088,008
80,684	Edison International	2,871,544
		9,056,237
	Total Investments (Cost $274,479,422)—99.8%	208,706,233
	Other assets less liabilities—0.2%	407,561
	Net Assets—100.0%	$209,113,794

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Mid Cap Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Industrials	29.2
Information Technology	23.7
Health Care	20.7
Consumer Discretionary	13.7
Energy	7.8
Utilities	2.4
Consumer Staples	1.6
Materials	0.6
Financials	0.4
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—13.7%
154,343	Apollo Group, Inc., Class A*	$10,728,381
42,279	BorgWarner, Inc.	950,009
74,805	Burger King Holdings, Inc.	1,487,123
45,589	Dollar Tree, Inc.*	1,733,294
58,096	Interactive Data Corp.	1,369,904
19,647	ITT Educational Services, Inc.*	1,722,060
36,761	John Wiley & Sons, Inc., Class A	1,278,548
51,619	Marvel Entertainment, Inc.*	1,661,616
26,755	Morningstar, Inc.*	1,001,707
56,689	NetFlix, Inc.*	1,403,620
18,791	priceline.com, Inc.*	988,970
43,473	Ross Stores, Inc.	1,421,132
8,351	Strayer Education, Inc.	1,889,581
33,895	Warnaco Group (The), Inc.*	1,010,410
		28,646,355
	Consumer Staples—1.6%
66,828	Alberto-Culver Co.*	1,719,485
27,971	Church & Dwight Co., Inc.	1,652,806
		3,372,291
	Energy—7.8%
99,166	Alpha Natural Resources, Inc.*	3,547,168
181,212	Arch Coal, Inc.	3,879,749
210,959	Cameron International Corp.*	5,117,864
26,907	Comstock Resources, Inc.*	1,329,744
37,180	Superior Energy Services, Inc.*	792,678
49,722	W&T Offshore, Inc.	953,171
18,629	Walter Industries, Inc.	721,874
		16,342,248
	Financials—0.4%
54,315	Waddell & Reed Financial, Inc., Class A	788,654

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—20.7%
105,175	C.R. Bard, Inc.	$9,281,693
22,833	Cephalon, Inc.*	1,637,583
37,960	Cerner Corp.*	1,413,251
29,513	Edwards Lifesciences Corp.*	1,559,467
40,126	Magellan Health Services, Inc.*	1,482,254
37,925	Owens & Minor, Inc.	1,641,015
42,872	Pharmaceutical Product Development, Inc.	1,328,175
181,832	Quest Diagnostics, Inc.	8,509,737
22,666	Techne Corp.*	1,564,407
155,604	Varian Medical Systems, Inc.*	7,081,538
143,997	Waters Corp.*	6,307,069
57,674	Watson Pharmaceuticals, Inc.*	1,509,329
		43,315,518
	Industrials—29.2%
55,420	Actuant Corp., Class A	993,681
188,617	C.H. Robinson Worldwide, Inc.	9,766,587
39,724	Copart, Inc.*	1,386,368
62,859	Covanta Holding Corp.*	1,355,240
189,256	Fastenal Co.	7,619,446
74,384	Flowserve Corp.	4,233,937
197,786	Foster Wheeler Ltd.*	5,419,336
23,829	FTI Consulting, Inc.*	1,388,039
33,215	Harsco Corp.	786,199
105,827	Heartland Express, Inc.	1,623,386
47,955	J.B. Hunt Transport Services, Inc.	1,363,361
133,134	Jacobs Engineering Group, Inc.*	4,850,072
38,194	Kirby Corp.*	1,310,818
35,665	Landstar System, Inc.	1,376,312
282,993	McDermott International, Inc.*	4,847,670
34,317	MSC Industrial Direct Co., Class A	1,230,608
38,974	Robbins & Myers, Inc.	795,070
82,427	SPX Corp.	3,193,222

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
29,495	Stericycle, Inc.*	$1,723,393
36,471	URS Corp.*	1,071,883
16,379	Valmont Industries, Inc.	897,242
48,151	Waste Connections, Inc.*	1,629,911
29,832	Watson Wyatt Worldwide, Inc., Class A	1,266,965
37,746	Woodward Governor Co.	1,211,647
		61,340,393
	Information Technology—23.7%
434,116	Altera Corp.	7,531,913
206,821	Amphenol Corp., Class A	5,925,422
351,509	Analog Devices, Inc.	7,508,232
39,417	Ansys, Inc.*	1,128,509
276,627	Autodesk, Inc.*	5,894,921
301,857	BMC Software, Inc.*	7,793,947
27,892	Factset Research Systems, Inc.	1,081,931
36,269	Global Payments, Inc.	1,469,257
103,700	Jabil Circuit, Inc.	872,117
301,114	Linear Technology Corp.	6,829,266
262,917	LSI Corp.*	1,012,230
66,068	NCR Corp.*	1,207,723
50,824	Sybase, Inc.*	1,353,443
		49,608,911
	Materials—0.6%
63,020	Crown Holdings, Inc.*	1,271,744
	Utilities—2.4%
644,058	AES (The) Corp.*	5,133,142
	Total Investments (Cost $316,023,026) —100.1%	209,819,256
	Liabilities in excess of other assets—(0.1%)	(231,079)
	Net Assets—100.0%	$209,588,177

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Mid Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Industrials	19.4
Consumer Discretionary	16.9
Information Technology	15.7
Health Care	14.1
Financials	10.6
Energy	8.4
Consumer Staples	4.8
Telecommunication Services	4.1
Materials	4.0
Utilities	1.9
Money Market Fund	0.8
Other	(0.7)

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—16.9%
1,595	Advance Auto Parts, Inc.	$49,764
6,059	Apollo Group, Inc., Class A*	421,160
2,813	AutoZone, Inc.*	358,066
12,584	Bed Bath & Beyond, Inc.*	324,290
1,790	Dollar Tree, Inc.*	68,056
2,754	Family Dollar Stores, Inc.	74,110
9,094	Genuine Parts Co.	357,849
15,107	H&R Block, Inc.	297,910
9,697	Harley-Davidson, Inc.	237,383
2,282	Interactive Data Corp.	53,810
772	ITT Educational Services, Inc.*	67,666
2,027	Marvel Entertainment, Inc.*	65,249
2,227	NetFlix, Inc.*	55,141
116	NVR, Inc.*	56,864
904	Polo Ralph Lauren Corp.	42,642
3,612	RadioShack Corp.	45,728
1,707	Ross Stores, Inc.	55,802
327	Strayer Education, Inc.	73,990
1,330	Warnaco Group (The), Inc.*	39,647
		2,745,127
	Consumer Staples—4.8%
1,807	BJ's Wholesale Club, Inc.*	63,606
6,700	Brown-Forman Corp., Class B	304,180
1,098	Church & Dwight Co., Inc.	64,881
8,097	Molson Coors Brewing Co., Class B	302,504
2,064	NBTY, Inc.*	48,236
		783,407

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—8.4%
2,440	Alliance Holdings GP LP	$50,508
3,893	Alpha Natural Resources, Inc.*	139,253
14,370	BJ Services Co.	184,655
1,234	Cimarex Energy Co.	49,928
1,057	Comstock Resources, Inc.*	52,237
1,329	Encore Acquisition Co.*	41,398
5,692	ENSCO International, Inc.	216,352
1,200	Helmerich & Payne, Inc.	41,172
4,084	Key Energy Services, Inc.*	25,321
1,234	Oil States International, Inc.*	28,542
2,416	Patterson-UTI Energy, Inc.	32,060
6,107	Pioneer Natural Resources Co.	169,958
10,044	Pride International, Inc.*	188,727
1,130	Tidewater, Inc.	49,279
1,013	Unit Corp.*	38,028
1,950	W&T Offshore, Inc.	37,382
732	Walter Industries, Inc.	28,365
		1,373,165
	Financials—10.6%
2,406	American Financial Group, Inc.	54,688
8,583	Ameriprise Financial, Inc.	185,393
985	Arch Capital Group Ltd.*	68,704
2,590	Arthur J. Gallagher & Co.	63,092
6,601	Assurant, Inc.	168,193
1,298	Bank of Hawaii Corp.	65,822
13,760	CNA Financial Corp.	214,105
2,233	Federated Investors, Inc., Class B	54,039
1,455	Hanover Insurance Group (The), Inc.	57,109

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,728	HCC Insurance Holdings, Inc.	$60,180
186	Markel Corp.*	65,256
1,890	Protective Life Corp.	15,782
2,227	Raymond James Financial, Inc.	51,867
1,427	Reinsurance Group of America, Inc., Class A	53,284
1,399	StanCorp Financial Group, Inc.	47,678
1,223	SVB Financial Group*	62,923
1,150	Torchmark Corp.	48,036
1,143	Transatlantic Holdings, Inc.	48,978
1,319	UMB Financial Corp.	59,790
15,187	Unum Group	239,194
2,130	Waddell & Reed Financial, Inc., Class A	30,928
		1,715,041
	Health Care—14.1%
9,408	AmerisourceBergen Corp.	294,188
1,490	Cerner Corp.*	55,473
9,210	Cigna Corp.	150,123
1,160	Edwards Lifesciences Corp.*	61,294
10,810	Forest Laboratories, Inc.*	251,116
8,315	Humana, Inc.*	246,041
2,080	Lincare Holdings, Inc.*	54,808
1,574	Magellan Health Services, Inc.*	58,144
1,682	Pharmaceutical Product Development, Inc.	52,108
7,140	Quest Diagnostics, Inc.	334,153
891	Techne Corp.*	61,497
1,111	Universal Health Services, Inc., Class B	46,706
6,109	Varian Medical Systems, Inc.*	278,021
5,653	Waters Corp.*	247,601
2,263	Watson Pharmaceuticals, Inc.*	59,223
1,643	WellCare Health Plans, Inc.*	39,711
		2,290,207
	Industrials—19.4%
2,174	Actuant Corp., Class A	38,980
1,870	Brady Corp., Class A	57,970
984	Brink's (The) Co.	47,714
7,403	C.H. Robinson Worldwide, Inc.	383,326
2,117	Carlisle Cos., Inc.	49,220
2,227	Cintas Corp.	52,780
1,397	Con-way, Inc.	47,554
8,097	Cooper Industries Ltd., Class A	250,602
1,560	Copart, Inc.*	54,444
2,467	Covanta Holding Corp.*	53,189
7,813	Dover Corp.	248,219
2,013	EMCOR Group, Inc.*	35,771
7,763	Foster Wheeler Ltd.*	212,706
1,564	GATX Corp.	44,652
1,339	Goodrich Corp.	48,954
4,154	Heartland Express, Inc.	63,722
1,883	J.B. Hunt Transport Services, Inc.	53,534
5,227	Jacobs Engineering Group, Inc.*	190,420
3,712	L-3 Communications Holdings, Inc.	301,302

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,398	Landstar System, Inc.	$53,949
850	Lincoln Electric Holdings, Inc.	36,678
1,347	MSC Industrial Direct Co., Class A	48,303
1,867	Pentair, Inc.	51,604
11,297	Pitney Bowes, Inc.	279,940
1,530	Robbins & Myers, Inc.	31,212
2,682	Robert Half International, Inc.	50,609
3,236	SPX Corp.	125,363
1,157	Stericycle, Inc.*	67,604
1,890	Waste Connections, Inc.*	63,977
1,171	Watson Wyatt Worldwide, Inc., Class A	49,732
3,007	Werner Enterprises, Inc.	58,997
		3,153,027
	Information Technology—15.7%
1,289	Affiliated Computer Services, Inc., Class A*	52,849
17,040	Altera Corp.	295,643
8,119	Amphenol Corp., Class A	232,609
13,799	Analog Devices, Inc.	294,747
930	Anixter International, Inc.*	31,257
1,547	Ansys, Inc.*	44,291
3,437	Broadridge Financial Solutions, Inc.	41,588
8,205	Computer Sciences Corp.*	247,463
6,008	Compuware Corp.*	38,331
1,094	Factset Research Systems, Inc.	42,436
1,423	Global Payments, Inc.	57,646
7,367	Harris Corp.	264,844
6,481	Integrated Device Technology, Inc.*	41,219
2,060	Lender Processing Services, Inc.	47,524
1,909	Lexmark International, Inc., Class A*	49,309
10,321	LSI Corp.*	39,736
1,734	McAfee, Inc.*	56,442
3,205	National Semiconductor Corp.	42,210
2,593	NCR Corp.*	47,400
3,419	Parametric Technology Corp.*	44,413
3,854	Perot Systems Corp., Class A*	55,459
3,676	QLogic Corp.*	44,186
3,423	SAIC, Inc.*	63,223
1,995	Sybase, Inc.*	53,127
3,446	Total System Services, Inc.	47,348
14,853	Xilinx, Inc.	273,592
		2,548,892
	Materials—4.0%
7,332	AK Steel Holding Corp.	102,061
1,697	Aptargroup, Inc.	51,453
1,677	Ashland, Inc.	37,883
2,532	CF Industries Holdings, Inc.	162,529
933	FMC Corp.	40,623
8,650	Owens-Illinois, Inc.*	197,913
1,203	Reliance Steel & Aluminum Co.	30,123
1,364	Terra Industries, Inc.	29,994
		652,579

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—4.1%
1,779	CenturyTel, Inc.	$44,671
8,181	Embarq Corp.*	245,430
102,074	Qwest Communications International, Inc.	291,931
1,787	Telephone & Data Systems, Inc.	47,981
5,527	Windstream Corp.	41,508
		671,521
	Utilities—1.9%
4,322	Centerpoint Energy, Inc.	49,789
7,435	Questar Corp.	256,211
		306,000
	Total Common Stocks and Other Equity Interests (Cost $22,874,177)	16,238,966
	Money Market Fund—0.8%
125,836	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $125,836)	125,836
	Total Investments (Cost $23,000,013)—100.7% Liabilities in excess of other assets—(0.7%)	16,364,802 (115,098)
	Net Assets—100.0%	$16,249,704

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Mid Cap Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	22.8
Industrials	14.6
Consumer Discretionary	13.8
Health Care	12.9
Telecommunication Services	7.7
Utilities	7.6
Information Technology	7.4
Energy	5.5
Consumer Staples	4.3
Materials	3.4
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—13.8%
10,082	Autoliv, Inc.	$215,352
15,530	Family Dollar Stores, Inc.	417,912
51,287	Genuine Parts Co.	2,018,143
54,691	Harley-Davidson, Inc.	1,338,836
649	NVR, Inc.*	318,146
20,358	RadioShack Corp.	257,732
6,786	Snap-On, Inc.	250,743
27,451	VF Corp.	1,512,550
		6,329,414
	Consumer Staples—4.3%
45,658	Molson Coors Brewing Co., Class B	1,705,783
11,645	NBTY, Inc.*	272,144
		1,977,927
	Energy—5.5%
9,301	Berry Petroleum Co., Class A	216,713
81,028	BJ Services Co.	1,041,211
6,968	Cimarex Energy Co.	281,925
13,097	Complete Production Services, Inc.*	162,272
6,956	Oil States International, Inc.*	160,892
5,397	Overseas Shipholding Group, Inc.	202,819
13,619	Patterson-UTI Energy, Inc.	180,724
6,379	Tidewater, Inc.	278,188
		2,524,744
	Financials—22.8%
13,566	American Financial Group, Inc.	308,355
48,401	Ameriprise Financial, Inc.	1,045,462
5,548	Arch Capital Group Ltd.*	386,973
14,616	Arthur J. Gallagher & Co.	356,046
37,232	Assurant, Inc.	948,671

Number of Shares		Value
	Common Stocks (Continued)
7,320	Bank of Hawaii Corp.	$371,197
19,049	Brown & Brown, Inc.	390,885
77,590	CNA Financial Corp.	1,207,300
8,600	Commerce Bancshares, Inc.	406,608
8,369	Erie Indemnity Co., Class A	311,243
8,195	Hanover Insurance Group (The), Inc.	321,654
15,370	HCC Insurance Holdings, Inc.	339,062
1,046	Markel Corp.*	366,979
10,250	Odyssey Re Holdings Corp.	404,260
10,664	Protective Life Corp.	89,044
12,553	Raymond James Financial, Inc.	292,359
8,038	Reinsurance Group of America, Inc., Class A	300,139
7,897	StanCorp Financial Group, Inc.	269,130
6,480	Torchmark Corp.	270,670
6,441	Transatlantic Holdings, Inc.	275,997
85,617	Unum Group	1,348,468
16,428	W.R. Berkley Corp.	431,564
		10,442,066
	Health Care—12.9%
53,050	AmerisourceBergen Corp.	1,658,873
51,947	Cigna Corp.	846,736
60,959	Forest Laboratories, Inc.*	1,416,077
46,889	Humana, Inc.*	1,387,446
12,000	Omnicare, Inc.	330,840
6,265	Universal Health Services, Inc., Class B	263,381
		5,903,353
	Industrials—14.6%
10,543	Brady Corp., Class A	326,833
11,947	Carlisle Cos., Inc.	277,768
12,567	Cintas Corp.	297,838

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Value Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
45,668	Cooper Industries Ltd., Class A	$1,413,425
8,575	Gardner Denver, Inc.*	219,692
20,933	L-3 Communications Holdings, Inc.	1,699,131
63,706	Pitney Bowes, Inc.	1,578,634
13,880	R.R. Donnelley & Sons Co.	229,992
5,998	Ryder System, Inc.	237,641
16,968	Werner Enterprises, Inc.	332,912
		6,613,866
	Information Technology—7.4%
5,243	Anixter International, Inc.*	176,217
19,382	Broadridge Financial Solutions, Inc.	234,522
46,261	Computer Sciences Corp.*	1,395,233
6,269	DST Systems, Inc.*	254,396
36,547	Integrated Device Technology, Inc.*	232,439
11,621	Lender Processing Services, Inc.	268,096
10,760	Lexmark International, Inc., Class A*	277,931
19,274	Parametric Technology Corp.*	250,369
74,285	Tellabs, Inc.*	314,968
		3,404,171
	Materials—3.4%
9,457	Ashland, Inc.	213,634
7,620	Cytec Industries, Inc.	215,798
48,782	Owens-Illinois, Inc.*	1,116,132
		1,545,564
	Telecommunication Services—7.7%
10,017	CenturyTel, Inc.	251,527
46,133	Embarq Corp.	1,383,990
575,547	Qwest Communications International, Inc.	1,646,064
31,161	Windstream Corp.	234,019
		3,515,600
	Utilities—7.6%
51,601	DTE Energy Co.	1,821,515
6,931	Energen Corp.	232,674
41,928	Questar Corp.	1,444,839
		3,499,028
	Total Common Stocks (Cost $71,344,571)	45,755,733
	Money Market Fund—0.0%
14,125	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $14,125)	14,125
	Total Investments (Cost $71,358,696)—100.0%	45,769,858
	Liabilities in excess of other assets—(0.0%)	(5,510)
	Net Assets—100.0%	$45,764,348

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Small Cap Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Information Technology	29.7
Health Care	21.0
Industrials	18.8
Consumer Discretionary	15.3
Consumer Staples	6.1
Financials	4.5
Energy	4.0
Materials	0.3
Telecommunication Services	0.2
Other	0.1

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—15.3%
27,068	Arbitron, Inc.	$881,875
40,005	Buckle (The), Inc.	1,053,732
4,817	Capella Education Co.*	228,326
97,828	Corinthian Colleges, Inc.*	1,396,983
9,591	Jo-Ann Stores, Inc.*	183,764
9,218	P.F. Chang's China Bistro, Inc.*	188,600
24,156	Panera Bread Co., Class A*	1,089,919
13,629	Superior Industries International, Inc.	194,895
8,822	True Religion Apparel, Inc.*	147,769
38,637	WMS Industries, Inc.*	965,925
		6,331,788
	Consumer Staples—6.1%
18,514	Chattem, Inc.*	1,400,954
94,551	Darling International, Inc.*	712,915
16,876	Inter Parfums, Inc.	196,774
6,298	USANA Health Sciences, Inc.*	238,946
		2,549,589
	Energy—4.0%
29,062	Arena Resources, Inc.*	885,809
27,910	Newpark Resources, Inc.*	160,483
6,235	PHI, Inc.*	130,810
31,350	Willbros Group, Inc.*	485,612
		1,662,714
	Financials—4.5%
16,770	Crawford & Co., Class B*	243,165
37,243	LaBranche & Co., Inc.*	232,024
56,271	optionsXpress Holdings, Inc.	999,373
26,786	Pzena Investment Management, Inc., Class A	118,662
5,859	Stifel Financial Corp.*	255,745
		1,848,969

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—21.0%
13,739	Albany Molecular Research, Inc.*	$173,798
97,097	Alkermes, Inc.*	959,318
20,626	Alliance Imaging, Inc.*	168,102
12,603	AMN Healthcare Services, Inc.*	113,301
39,822	Catalyst Health Solutions, Inc.*	671,797
7,493	Conmed Corp.*	196,317
11,164	Cyberonics, Inc.*	142,229
4,789	Datascope Corp.	240,264
17,752	eResearchTechnology, Inc.*	114,678
20,697	Haemonetics Corp.*	1,222,364
14,145	Hanger Orthopedic Group, Inc.*	235,656
72,161	Healthsouth Corp.*	904,899
7,886	ICU Medical, Inc.*	252,589
9,419	Invacare Corp.	171,332
38,857	Martek Biosciences Corp.	1,159,104
11,564	Medicis Pharmaceutical Corp., Class A	165,018
12,369	Merit Medical Systems, Inc.*	226,353
13,108	PSS World Medical, Inc.*	237,779
26,114	Varian, Inc.*	962,301
16,346	ViroPharma, Inc.*	204,979
28,341	Vivus, Inc.*	172,597
		8,694,775
	Industrials—18.8%
7,377	American Ecology Corp.	129,393
9,591	Argon ST, Inc.*	200,068
14,710	Beacon Roofing Supply, Inc.*	201,233
28,111	Chart Industries, Inc.*	382,872
3,974	CIRCOR International, Inc.	121,803
22,981	Esterline Technologies Corp.*	828,465
6,787	Forward Air Corp.	177,616
30,184	Genesee & Wyoming, Inc., Class A*	1,006,636
5,953	Gorman-Rupp (The) Co.	187,222

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
26,520	Hawaiian Holdings, Inc.*	$185,640
12,440	Hill International, Inc.*	78,123
32,503	HUB Group, Inc., Class A*	1,022,219
5,456	II-VI, Inc.*	153,259
72,566	Knight Transportation, Inc.	1,153,799
13,775	Navigant Consulting, Inc.*	222,742
49,099	Orbital Sciences Corp.*	1,006,039
5,301	Raven Industries, Inc.	170,639
9,903	Resources Connection, Inc.*	171,718
7,031	Stanley, Inc.*	240,882
7,237	Sun Hydraulics Corp.	151,543
		7,791,911
	Information Technology—29.7%
5,178	Advent Software, Inc.*	97,036
309,830	Atmel Corp.*	1,285,794
9,819	ATMI, Inc.*	119,399
6,201	Cabot Microelectronics Corp.*	178,155
11,839	Cognex Corp.	189,661
6,676	Coherent, Inc.*	168,903
5,237	Comtech Telecommunications Corp.*	253,576
26,938	Dice Holdings, Inc.*	109,368
29,674	Digital River, Inc.*	735,322
6,923	Forrester Research, Inc.*	194,190
27,212	Harmonic, Inc.*	193,477
6,767	Hittite Microwave Corp.*	221,755
21,287	iGate Corp.*	144,539
76,952	Informatica Corp.*	1,081,175
9,023	InterDigital, Inc.*	196,521
16,269	Interwoven, Inc.*	205,152
9,707	j2 Global Communications, Inc.*	156,477
6,749	Littelfuse, Inc.*	125,936
26,002	Micrel, Inc.	191,115
54,068	NeuStar, Inc., Class A*	1,065,139
34,608	NIC, Inc.*	185,845
16,335	Pegasystems, Inc.	213,662
144,244	PMC - Sierra, Inc.*	675,062
5,593	Quality Systems, Inc.	215,275
5,986	Rogers Corp.*	180,179
31,386	S1 Corp.*	196,790
25,835	Sapient Corp.*	141,834
7,959	ScanSource, Inc.*	157,907
34,557	Silicon Image, Inc.*	157,925
38,512	Silicon Laboratories, Inc.*	999,772
133,834	Skyworks Solutions, Inc.*	954,236
39,255	Syntel, Inc.	976,272
10,457	TNS, Inc.*	148,280
21,672	Wind River Systems, Inc.*	189,413
		12,305,142
	Materials—0.3%
4,071	Stepan Co.	145,864

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—0.2%
13,115	Global Crossing Ltd.*	$87,346
	Total Investments (Cost $54,881,312)—99.9%	41,418,098
	Other assets less liabilities—0.1%	21,739
	Net Assets—100.0%	$41,439,837

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Small Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Information Technology	24.4
Industrials	19.4
Financials	18.4
Consumer Discretionary	13.7
Health Care	8.5
Energy	5.4
Consumer Staples	4.8
Materials	4.2
Telecommunication Services	0.9
Utilities	0.3
Money Market Fund	0.6
Other	(0.6)

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.7%
7,743	Aaron Rents, Inc.	$191,949
9,108	AnnTaylor Stores Corp.*	114,488
1,678	ATC Technology Corp.*	36,799
2,306	Cato Corp. (The), Class A	35,789
1,185	CEC Entertainment, Inc.*	30,431
914	Churchill Downs, Inc.	34,714
3,178	CKE Restaurants, Inc.	26,981
2,498	Dress Barn, Inc.*	23,881
3,360	Finish Line (The), Inc., Class A	32,155
2,897	Fred's, Inc., Class A	35,488
1,110	Genesco, Inc.*	27,539
1,035	Gymboree (The) Corp.*	26,765
11,136	Jones Apparel Group, Inc.	123,721
3,442	New York & Co., Inc.*	9,706
1,563	P.F. Chang's China Bistro, Inc.*	31,979
4,116	Panera Bread Co., Class A*	185,714
1,455	Papa John's International, Inc.*	32,825
910	Pre-Paid Legal Services, Inc.*	35,927
8,053	Regis Corp.	99,616
9,759	Rent-A-Center, Inc.*	142,481
5,189	Tractor Supply Co.*	215,654
944	UniFirst Corp.	30,803
8,624	Wet Seal (The), Inc., Class A*	25,355
6,582	WMS Industries, Inc.*	164,550
8,399	Wolverine World Wide, Inc.	197,376
		1,912,686
	Consumer Staples—4.8%
3,153	Chattem, Inc.*	238,588
16,107	Darling International, Inc.*	121,447

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,425	Nu Skin Enterprises, Inc., Class A	$31,258
3,602	Ralcorp Holdings, Inc.*	243,783
1,073	USANA Health Sciences, Inc.*	40,710
		675,786
	Energy—5.4%
4,950	Arena Resources, Inc.*	150,875
943	Gulf Island Fabrication, Inc.	18,587
2,384	Lufkin Industries, Inc.	124,731
8,086	McMoRan Exploration Co.*	114,740
4,733	Newpark Resources, Inc.*	27,215
2,424	Pioneer Drilling Co.*	18,762
9,512	Rosetta Resources, Inc.*	100,352
4,640	Stone Energy Corp.*	140,778
2,857	Union Drilling, Inc.*	15,656
2,363	Williams Pipeline Partners LP	35,965
		747,661
	Financials—18.4%
960	American Physicians Capital, Inc.	39,274
844	BancFirst Corp.	42,538
1,409	Chemical Financial Corp.	37,014
971	City Holding Co.	40,627
2,528	CNA Surety Corp.*	35,013
2,844	Crawford & Co., Class B*	41,238
2,337	Employers Holdings, Inc.	29,820
1,490	First Citizens BancShares, Inc., Class A	227,850
828	First Financial Bankshares, Inc.	44,869
979	First Financial Corp.	41,392
786	Fpic Insurance Group, Inc.*	35,181
4,666	GAMCO Investors, Inc., Class A	177,635
4,508	Hancock Holding Co.	199,073

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,120	Harleysville Group, Inc.	$35,370
2,727	Horace Mann Educators Corp.	21,707
750	IBERIABANK Corp.	38,205
1,488	Interactive Brokers Group, Inc., Class A*	31,799
6,911	Investment Technology Group, Inc.*	141,054
6,983	IPC Holdings Ltd.	192,801
12,828	Knight Capital Group, Inc., Class A*	185,493
6,317	LaBranche & Co., Inc.*	39,355
170	National Western Life Insurance Co., Class A	32,093
775	Navigators Group (The), Inc.*	39,145
9,587	optionsXpress Holdings, Inc.	170,265
4,103	ProAssurance Corp.*	225,460
726	RLI Corp.	41,665
945	Safety Insurance Group, Inc.	35,901
1,682	Selective Insurance Group	39,948
1,316	State Auto Financial Corp.	34,663
4,045	TradeStation Group, Inc.*	31,672
4,320	Westamerica Bancorporation	247,319
		2,575,439
	Health Care—8.5%
16,540	Alkermes, Inc.*	163,416
3,498	Alliance Imaging, Inc.*	28,509
2,138	AMN Healthcare Services, Inc.*	19,221
1,498	AmSurg Corp.*	37,360
6,784	Catalyst Health Solutions, Inc.*	114,446
1,800	Centene Corp.*	33,912
929	Chemed Corp.	40,681
1,395	Corvel Corp.*	37,414
812	Datascope Corp.	40,738
3,011	eResearchTechnology, Inc.*	19,451
2,400	Hanger Orthopedic Group, Inc.*	39,984
38,063	Health Management Associates, Inc., Class A*	79,932
12,293	Healthsouth Corp.*	154,154
2,046	Healthspring, Inc.*	33,800
1,313	Kindred Healthcare, Inc.*	19,025
622	Landauer, Inc.	33,625
6,555	LifePoint Hospitals, Inc.*	157,123
1,961	Medicis Pharmaceutical Corp., Class A	27,983
2,098	Merit Medical Systems, Inc.*	38,393
1,291	Molina Healthcare, Inc.*	28,751
2,772	ViroPharma, Inc.*	34,761
		1,182,679
	Industrials—19.4%
987	A.O. Smith Corp.	31,140
1,482	Administaff, Inc.	29,625
2,258	Altra Holdings, Inc.*	20,187
974	Amerco, Inc.*	44,083
1,251	American Ecology Corp.	21,943
348	Ameron International Corp.	16,356
1,626	Argon ST, Inc.*	33,918
1,174	Arkansas Best Corp.	34,269

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,496	Beacon Roofing Supply, Inc.*	$34,145
4,908	Ceradyne, Inc.*	115,338
4,788	Chart Industries, Inc.*	65,213
2,665	Comfort Systems USA, Inc.	24,864
6,076	Corporate Executive Board (The) Co.	181,247
2,460	Deluxe Corp.	29,914
2,535	Dycom Industries, Inc.*	22,511
964	EnPro Industries, Inc.*	21,410
3,915	Esterline Technologies Corp.*	141,136
1,320	Exponent, Inc.*	38,848
1,151	Forward Air Corp.	30,122
1,888	Gibraltar Industries, Inc.	25,016
1,010	Gorman-Rupp (The) Co.	31,765
4,499	Hawaiian Holdings, Inc.*	31,493
7,859	Herman Miller, Inc.	172,898
2,111	Hill International, Inc.*	13,257
5,537	HUB Group, Inc., Class A*	174,139
926	II-VI, Inc.*	26,011
2,212	Insituform Technologies, Inc., Class A*	29,707
12,362	Knight Transportation, Inc.	196,555
2,284	Korn/Ferry International*	31,725
2,037	Marten Transport Ltd.*	37,440
1,448	Mueller Industries, Inc.	33,116
1,062	NCI Building Systems, Inc.*	19,764
6,647	Old Dominion Freight Line, Inc.*	201,669
2,155	Pike Electric Corp.*	18,856
903	Raven Industries, Inc.	29,068
1,680	Resources Connection, Inc.*	29,131
3,997	RSC Holdings, Inc.*	29,338
3,080	Rush Enterprises, Inc., Class A*	28,860
2,376	Skywest, Inc.	36,614
1,227	Sun Hydraulics Corp.	25,693
2,017	SYKES Enterprises, Inc.*	32,191
1,539	Tecumseh Products Co., Class A*	28,502
5,411	Toro Co.	182,026
2,448	TrueBlue, Inc.*	20,392
4,321	Watsco, Inc.	177,550
5,753	WESCO International, Inc.*	114,370
		2,713,415
	Information Technology—24.4%
2,811	Acxiom Corp.	22,094
9,700	Adtran, Inc.	147,440
29,448	Amkor Technology, Inc.*	119,559
5,102	Applied Micro Circuits Corp.*	26,071
52,781	Atmel Corp.*	219,040
1,730	Avocent Corp.*	25,985
1,134	Black Box Corp.	34,485
4,366	CACI International, Inc., Class A*	179,792
5,188	Ciber, Inc.*	28,015
2,008	Cognex Corp.	32,168
1,132	Coherent, Inc.*	28,640

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,993	Convergys Corp.*	$115,296
2,149	CSG Systems International, Inc.*	35,738
3,068	CTS Corp.	21,445
4,569	Dice Holdings, Inc.*	18,550
5,054	Digital River, Inc.*	125,238
4,358	Earthlink, Inc.*	30,070
1,174	Forrester Research, Inc.*	32,931
4,616	Harmonic, Inc.*	32,820
3,610	iGate Corp.*	24,512
13,109	Informatica Corp.*	184,181
1,530	InterDigital, Inc.*	33,323
1,647	j2 Global Communications, Inc.*	26,550
1,657	Manhattan Associates, Inc.*	27,854
3,697	Methode Electronics, Inc.	28,060
4,411	Micrel, Inc.	32,421
633	MicroStrategy, Inc., Class A*	24,921
1,802	MKS Instruments, Inc.*	33,427
979	MTS Systems Corp.	31,798
9,211	NeuStar, Inc., Class A*	181,457
5,870	NIC, Inc.	31,522
2,770	Pegasystems, Inc.	36,232
1,575	Plantronics, Inc.	22,743
1,449	Plexus Corp.*	27,038
24,573	PMC - Sierra, Inc.*	115,002
7,571	Progress Software Corp.*	173,679
14,953	Quest Software, Inc.*	198,127
1,015	Rogers Corp.*	30,552
5,324	S1 Corp.*	33,381
17,284	Sanmina-SCI Corp.*	12,963
4,381	Sapient Corp.*	24,052
1,351	ScanSource, Inc.*	26,804
6,561	Silicon Laboratories, Inc.*	170,324
22,799	Skyworks Solutions, Inc.*	162,557
1,287	SPSS, Inc.*	30,064
2,475	Tekelec*	31,408
2,634	TeleTech Holdings, Inc.*	23,811
23,703	Teradyne, Inc.*	120,885
27,003	TIBCO Software, Inc.*	139,065
1,775	TNS, Inc.*	25,170
1,794	Websense, Inc.*	35,019
3,675	Wind River Systems, Inc.*	32,120
		3,406,399
	Materials—4.2%
1,083	Innophos Holdings, Inc.	28,970
3,368	Minerals Technologies, Inc.	191,168
854	Olympic Steel, Inc.	19,522
7,571	Sensient Technologies Corp.	191,016
12,566	Worthington Industries, Inc.	151,672
		582,348

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—0.9%
1,214	Atlantic Tele-Network, Inc.	$29,537
2,224	Global Crossing Ltd.*	14,812
1,366	NTELOS Holdings Corp.	35,516
2,448	Syniverse Holdings, Inc.*	46,022
		125,887
	Utilities—0.3%
904	Laclede Group (The), Inc.	47,297
	Total Common Stocks and Other Equity Interests (Cost $18,488,335)	13,969,597
	Money Market Fund—0.6%
84,746	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $84,746)	84,746
	Total Investments (Cost $18,573,081)—100.6%	14,054,343
	Liabilities in excess of other assets—(0.6%)	(83,806)
	Net Assets—100.0%	$13,970,537

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Small Cap Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	34.9
Industrials	18.4
Consumer Discretionary	15.9
Information Technology	9.6
Consumer Staples	7.0
Materials	5.4
Energy	4.8
Health Care	3.1
Telecommunication Services	1.1
Money Market Fund	0.1
Other	(0.3)

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Consumer Discretionary—15.9%
92,248	AnnTaylor Stores Corp.*	$1,159,557
16,987	ATC Technology Corp.*	372,525
23,360	Cato (The) Corp., Class A	362,547
12,009	CEC Entertainment, Inc.*	308,391
9,262	Churchill Downs, Inc.	351,771
32,190	CKE Restaurants, Inc.	273,293
29,343	Fred's, Inc., Class A	359,452
10,480	Gymboree (The) Corp.*	271,013
94,385	Jack in the Box, Inc.*	1,897,138
112,778	Jones Apparel Group, Inc.	1,252,964
14,735	Papa John's International, Inc.*	332,422
49,674	Polaris Industries, Inc.	1,672,523
81,565	Regis Corp.	1,008,959
98,843	Rent-A-Center, Inc.*	1,443,108
15,760	Scholastic Corp.	292,663
43,718	Valassis Communications, Inc.*	194,108
		11,552,434
	Consumer Staples—7.0%
24,562	Nu Skin Enterprises, Inc., Class A	316,604
43,304	Prestige Brands Holdings, Inc.*	299,231
36,478	Ralcorp Holdings, Inc.*	2,468,831
70,344	Ruddick Corp.	2,014,652
		5,099,318
	Energy—4.8%
8,212	Gulfmark Offshore, Inc.*	303,844
44,379	Parker Drilling Co.*	227,220
24,545	Pioneer Drilling Co.*	189,978
96,334	Rosetta Resources, Inc.*	1,016,324

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
46,985	Stone Energy Corp.*	$1,425,525
23,932	Williams Pipeline Partners LP	364,245
		3,527,136
	Financials—34.9%
18,930	1st Source Corp.	406,238
9,725	American Physicians Capital, Inc.	397,850
8,545	BancFirst Corp.	430,668
14,267	Chemical Financial Corp.	374,794
9,841	City Holding Co.	411,747
25,599	CNA Surety Corp.*	354,546
12,267	Community Trust Bancorp, Inc.	409,472
23,670	Employers Holdings, Inc.	302,029
15,089	First Citizens BancShares, Inc., Class A	2,307,410
8,383	First Financial Bankshares, Inc.	454,275
110,662	FirstMerit Corp.	2,580,639
7,964	Fpic Insurance Group, Inc.*	356,469
47,254	GAMCO Investors, Inc., Class A	1,798,960
45,663	Hancock Holding Co.	2,016,478
11,342	Harleysville Group, Inc.	358,180
27,612	Horace Mann Educators Corp.	219,792
7,586	IBERIABANK Corp.	386,431
70,722	IPC Holdings Ltd.	1,952,634
1,717	National Western Life Insurance Co., Class A	324,135
7,852	Navigators Group (The), Inc.*	396,605
16,396	NBT Bancorp, Inc.	457,120
41,554	ProAssurance Corp.*	2,283,392
70,057	Prosperity Bancshares, Inc.	2,326,593
7,359	RLI Corp.	422,333
9,567	Safety Insurance Group, Inc.	363,450

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Value Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,043	Selective Insurance Group	$404,771
13,328	State Auto Financial Corp.	351,060
43,746	Westamerica Bancorporation	2,504,459
		25,352,530
	Health Care—3.1%
20,716	Healthspring, Inc.*	342,228
66,383	LifePoint Hospitals, Inc.*	1,591,201
13,074	Molina Healthcare, Inc.*	291,158
		2,224,587
	Industrials—18.4%
9,992	A.O. Smith Corp.	315,248
9,870	Amerco, Inc.*	446,716
14,134	Applied Industrial Technologies, Inc.	285,365
11,884	Arkansas Best Corp.	346,894
62,846	Baldor Electric Co.	1,103,576
49,705	Ceradyne, Inc.*	1,168,068
15,073	Columbus McKinnon Corp.*	211,625
26,995	Comfort Systems USA, Inc.	251,863
24,917	Deluxe Corp.	302,991
25,663	Dycom Industries, Inc.*	227,887
9,760	EnPro Industries, Inc.*	216,770
24,589	First Advantage Corp., Class A*	268,758
19,124	Gibraltar Industries, Inc.	253,393
79,593	Herman Miller, Inc.	1,751,045
35,710	MPS Group, Inc.*	278,181
14,667	Mueller Industries, Inc.	335,434
10,747	NCI Building Systems, Inc.*	200,002
47,703	Regal-Beloit Corp.	1,553,210
31,189	Rush Enterprises, Inc., Class A*	292,241
24,073	Skywest, Inc.	370,965
54,801	Toro Co.	1,843,505
24,797	TrueBlue, Inc.*	206,559
58,267	WESCO International, Inc.*	1,158,348
		13,388,644
	Information Technology—9.6%
28,470	Acxiom Corp.	223,774
98,235	Adtran, Inc.	1,493,171
298,237	Amkor Technology, Inc.*	1,210,841
17,529	Avocent Corp.*	263,286
11,477	Black Box Corp.	349,016
52,540	Ciber, Inc.*	283,716
151,849	Convergys Corp.*	1,167,719
21,768	CSG Systems International, Inc.*	362,002
44,141	Earthlink, Inc.*	304,573
18,250	MKS Instruments, Inc.*	338,538
9,916	MTS Systems Corp.	322,072
15,944	Plantronics, Inc.	230,231
175,058	Sanmina-SCI Corp.*	131,294
39,067	United Online, Inc.	289,096
		6,969,329

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—5.4%
10,971	Innophos Holdings, Inc.	$293,474
8,641	Olympic Steel, Inc.	197,533
76,678	Sensient Technologies Corp.	1,934,587
127,259	Worthington Industries, Inc.	1,536,016
		3,961,610
	Telecommunication Services—1.1%
12,290	Atlantic Tele-Network, Inc.	299,016
24,797	Syniverse Holdings, Inc.*	466,183
		765,199
	Total Common Stocks and Other Equity Interests (Cost $99,620,371)	72,840,787
	Money Market Fund—0.1%
90,335	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $90,335)	90,335
	Total Investments (Cost $99,710,706)—100.3%	72,931,122
	Liabilities in excess of other assets—(0.3%)	(188,905)
	Net Assets—100.0%	$72,742,217

*  Non Income Producing Security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE NASDAQ Small Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Information Technology	22.7
Health Care	20.4
Financials	20.1
Industrials	13.9
Consumer Discretionary	8.7
Consumer Staples	3.6
Energy	3.6
Materials	2.2
Telecommunication Services	1.8
Utilities	0.6
Money Market Fund	0.1
Other	2.3

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—97.6%
	Consumer Discretionary—8.7%
231	1-800-FLOWERS.COM, Inc., Class A*	$1,236
131	A.C. Moore Arts & Crafts, Inc.*	364
182	AFC Enterprises, Inc.*	885
92	Alloy, Inc.*	462
170	Ambassadors Group, Inc.	1,775
71	Ambassadors International, Inc.	131
104	America's Car-Mart, Inc.*	1,698
190	Amerigon, Inc.*	912
104	Arctic Cat, Inc.	788
193	ATC Technology Corp.*	4,231
181	Audiovox Corp., Class A*	1,066
728	Ballard Power Systems, Inc. (Canada)*	2,017
103	Bassett Furniture Industries, Inc.	454
41	Benihana, Inc.*	116
78	Benihana, Inc., Class A*	232
104	Bidz.com, Inc.*	702
194	Big 5 Sporting Goods Corp.	1,218
230	BJ's Restaurants, Inc.*	2,045
93	Bon-Ton Stores (The), Inc.	208
104	Books-A-Million, Inc.	328
115	Buffalo Wild Wings, Inc.*	3,252
136	Cache, Inc.*	488
225	California Pizza Kitchen, Inc.*	2,198
83	Carmike Cinemas, Inc.	178
95	Carrols Restaurant Group, Inc.*	193
364	Casual Male Retail Group, Inc.*	692
56	Cavco Industries, Inc.*	1,906
154	Century Casinos, Inc.*	185
139	Charlotte Russe Holding, Inc.*	1,175

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,504	Charter Communications, Inc., Class A*	$1,542
78	Cherokee, Inc.	1,611
92	Citi Trends, Inc.*	1,539
157	Conn's, Inc.*	2,127
68	Core-Mark Holding Co., Inc.*	1,344
359	Cosi, Inc.*	416
129	Crown Media Holdings, Inc., Class A*	401
241	Cumulus Media, Inc., Class A*	253
269	dELiA*s, Inc.*	651
818	Denny's Corp.*	1,464
107	Dixie Group, Inc.*	439
632	drugstore.com, Inc.*	1,125
267	Eddie Bauer Holdings, Inc.*	916
138	Einstein Noah Restaurant Group, Inc.*	1,107
267	Emmis Communications Corp., Class A*	174
193	Empire Resorts, Inc.*	473
111	Escalade, Inc.	151
140	FGX International Holdings Ltd.*	1,540
430	Finish Line (The), Inc., Class A	4,114
57	Fisher Communications, Inc.	2,103
353	Fred's, Inc., Class A	4,323
102	Fuel Systems Solutions, Inc.*	2,902
126	Gaiam, Inc., Class A*	1,033
107	G-III Apparel Group Ltd.*	1,478
265	Great Wolf Resorts, Inc.*	501
461	Harris Interactive, Inc.*	535
875	Hayes Lemmerz International, Inc.*	1,164
71	Heelys, Inc.*	249
202	Helen of Troy Ltd.*	3,633

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
209	Home Inns & Hotels Management, Inc. ADR (China)*	$2,090
104	Hooker Furniture Corp.	947
381	HOT Topic, Inc.*	2,469
352	Imax Corp. (Canada)*	1,105
43	iRobot Corp.*	444
460	Jamba, Inc.*	267
157	Jos. A Bank Clothiers, Inc.*	3,998
309	Knology, Inc.*	1,496
232	K-Swiss, Inc., Class A	3,510
160	Lakes Entertainment, Inc.*	688
108	Learning Tree International, Inc.*	1,377
82	Lifetime Brands, Inc.	402
68	Lincoln Educational Services Corp.*	983
199	LodgeNet Interactive Corp.*	199
128	McCormick & Schmick's Seafood Restaurants, Inc.*	626
230	MDC Partners, Inc., Class A (Canada)*	1,003
453	Mediacom Communications Corp., Class A*	2,011
125	Monarch Casino & Resort, Inc.*	1,114
162	Monro Muffler, Inc.	3,488
284	Morgans Hotel Group Co.*	1,352
52	Mothers Work, Inc.*	457
241	MTR Gaming Group, Inc.*	646
230	Multimedia Games, Inc.*	695
165	NET Servicos de Comunicacao S.A. ADR (Brazil)	1,079
209	New Frontier Media, Inc.	401
155	Noble International Ltd.	248
194	O'Charleys, Inc.	1,455
118	Outdoor Channel Holdings, Inc.*	944
155	Overstock.com, Inc.*	1,924
200	Palm Harbor Homes, Inc.*	1,720
211	Parent (The) Co.*	169
121	Peet's Coffee & Tea, Inc.*	2,718
96	Perry Ellis International, Inc.*	940
161	PetMed Express, Inc.*	2,843
263	Premier Exhibitions, Inc.*	271
212	Princeton Review, Inc.*	1,181
233	Private Media Group Ltd.*	324
154	RC2 Corp.*	1,956
330	RCN Corp.*	2,129
120	RHI Entertainment, Inc.*	1,608
45	RRSat Global Communications Network Ltd. (Israel)	465
151	Ruth's Hospitality Group, Inc.*	346
120	Salem Communications Corp., Class A*	126
391	Select Comfort Corp.*	188
57	Shiloh Industries, Inc.	286
83	Shoe Carnival, Inc.*	1,163
469	Shuffle Master, Inc.*	1,810

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
104	Shutterfly, Inc.*	$794
248	Silverleaf Resorts, Inc.*	236
231	Sinclair Broadcast Group, Inc., Class A	746
416	Smith & Wesson Holding Corp.*	957
453	Source Interlink Cos., Inc.*	168
286	Spartan Motors, Inc.	1,313
130	Stamps.com, Inc.*	1,269
91	Stanley Furniture Co., Inc.	895
273	Stein Mart, Inc.	587
157	Steven Madden Ltd.*	3,419
31	Strattec Security Corp.	665
65	Syms Corp.*	683
573	thinkorswim Group, Inc.*	4,583
92	Town Sports International Holdings, Inc.*	229
204	Trans World Entertainment Corp.*	490
154	True Religion Apparel, Inc.*	2,580
203	Trump Entertainment Resorts, Inc.*	136
274	Tuesday Morning Corp.	614
127	Universal Electronics, Inc.*	2,684
104	US Auto Parts Network, Inc.*	212
236	ValueVision Media, Inc., Class A*	163
116	VCG Holding Corp.*	281
143	West Marine, Inc.*	905
818	Wet Seal (The), Inc., Class A*	2,405
101	Weyco Group, Inc.	2,808
157	Wonder Auto Technology, Inc.*	626
372	WorldSpace, Inc., Class A*	13
77	WPT Enterprises, Inc.*	29
		158,594
	Consumer Staples—3.6%
216	AgFeed Industries, Inc. (China)*	946
48	Alico, Inc.	1,891
161	Andersons (The), Inc.	4,287
21	Arden Group, Inc., Class A	3,150
125	Calavo Growers, Inc.	1,269
140	Cal-Maine Foods, Inc.	4,115
194	Central Garden & Pet Co.*	656
417	Central Garden & Pet Co., Class A*	1,326
44	Coca-Cola Bottling Co. Consolidated	1,944
372	Cresud S.A. ADR (Argentina)	1,875
140	Diamond Foods, Inc.	4,092
70	Farmer Bros. Co.	1,680
156	Green Mountain Coffee Roasters, Inc.*	4,522
103	Imperial Sugar Co.	1,220
54	Ingles Markets, Inc., Class A	1,008
108	Inter Parfums, Inc.	1,259
122	J & J Snack Foods Corp.	3,826
229	Jones Soda Co.*	183
174	Mannatech, Inc.	698
108	MGP Ingredients, Inc.	164

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
117	Nash Finch Co.	$4,613
120	National Beverage Corp.*	1,099
97	Nutraceutical International Corp.*	888
86	Origin Agritech Ltd. (British Virgin Islands)*	246
123	Physicians Formula Holdings, Inc.*	434
259	Pricesmart, Inc.	3,859
105	Reliv International, Inc.	550
548	Smart Balance, Inc.*	3,924
189	Spartan Stores., Inc.	5,101
559	SunOpta, Inc. (Canada)*	2,297
74	Susser Holdings Corp.*	1,153
170	Zhongpin, Inc.*	1,464
		65,739
	Energy—3.6%
438	Abraxas Petroleum Corp.*	964
103	APCO Argentina, Inc. (Argentina)	2,879
400	Brigham Exploration Co.*	3,135
114	Bronco Drilling Co., Inc.*	880
54	Clayton Williams Energy, Inc.*	2,615
116	Clean Energy Fuels Corp.*	893
75	Dampskibsselskabet Torm A/S ADR (Denmark)	1,233
67	Dawson Geophysical Co.*	1,644
80	Double Eagle Petroleum Co.*	646
248	Edge Petroleum Corp.*	146
176	ENGlobal Corp.*	773
331	FX Energy, Inc.*	1,619
169	GeoMet, Inc.*	499
167	GMX Resources, Inc.*	6,303
124	Gulf Island Fabrication, Inc.	2,444
278	Gulfport Energy Corp.*	1,960
1,607	Ivanhoe Energy, Inc. (Canada)*	1,703
225	James River Coal Co.*	4,324
150	Knightsbridge Tankers Ltd. (Bermuda)	2,687
231	Matrix Service Co.*	2,830
85	Mitcham Industries, Inc.*	464
229	NGAS Resources, Inc.*	721
39	OYO Geospace Corp.*	1,118
513	Pacific Ethanol, Inc.*	462
109	PHI, Inc.*	2,287
6	PrimeEnergy Corp.*	360
197	Quest Resource Corp.*	84
349	RAM Energy Resources, Inc.*	429
243	Rex Energy Corp.*	1,648
146	StealthGas, Inc. (Greece)	1,007
154	Superior Well Services, Inc.*	2,580
111	T-3 Energy Services, Inc.*	2,676
320	Tesco Corp. (Canada)*	3,641
170	TOP Ships, Inc. (Greece)*	289
127	Toreador Resources Corp.*	940
522	Transglobe Energy Corp. (Canada)*	1,185

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
33	Trico Marine Services, Inc.*	$297
299	TXCO Resources, Inc.*	1,567
96	Union Drilling, Inc.*	526
453	Uranium Resources, Inc.*	426
416	Verenium Corp.*	424
509	Warren Resources, Inc.*	2,693
		66,001
	Financials—20.1%
160	1st Source Corp.	3,434
72	21st Century Holding Co.	390
214	Abington Bancorp, Inc.	2,215
95	Advanta Corp., Class A	225
277	Advanta Corp., Class B	1,252
134	Affirmative Insurance Holdings, Inc.	159
201	AMCORE Financial, Inc.	935
30	American Bancorp of New Jersey	270
100	American Capital Agency Corp.	1,860
86	American Physicians Capital, Inc.	3,518
149	AmericanWest Bancorp	180
118	Ameris Bancorp	1,303
164	Amerisafe, Inc.*	2,827
202	Ampal American Israel Corp., Class A	457
187	Anchor Bancorp Wisconsin, Inc.	1,066
93	Arrow Financial Corp.	2,417
134	Asset Acceptance Capital Corp.*	1,087
122	Asta Funding, Inc.	415
54	Avatar Holdings, Inc.*	1,833
82	Baldwin & Lyons, Inc., Class B	1,492
120	Bancorp (The), Inc.	449
42	Bancorp Rhode Island, Inc.	1,017
154	BancTrust Financial Group, Inc.	1,919
111	Bank of Florida Corp.*	677
138	Bank of Granite Corp.	531
45	Bank of Marin Bancorp	1,273
109	Bank of the Ozarks, Inc.	3,314
195	BankFinancial Corp.	2,377
306	BankUnited Financial Corp., Class A	142
140	Banner Corp.	1,788
92	Berkshire Hills Bancorp, Inc.	2,395
123	Beverly Hills Bancorp, Inc.	90
340	BGC Partners, Inc., Class A	1,391
62	Brooke Corp.	9
113	Capital City Bank Group, Inc.	3,164
94	Capital Corp. of the West	216
25	Capital Southwest Corp.	2,550
213	Cardinal Financial Corp.	1,329
245	Cascade Bancorp	2,337
106	Cascade Financial Corp.	737
100	Castlepoint Holdings Ltd. (Bermuda)	902
115	Center Bancorp, Inc.	1,173

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
107	Center Financial Corp.	$1,102
109	Centerstate Banks of Florida, Inc.	1,908
95	CFS Bancorp, Inc.	770
72	Citizens First Bancorp, Inc.	212
137	City Bank	1,411
119	Clifton Savings Bancorp, Inc.	1,297
102	Cninsure, Inc. ADR (Cayman Islands)*	891
151	CoBiz Financial, Inc.	1,758
87	Columbia Bancorp	309
156	Columbia Banking System, Inc.	2,484
90	Community Bancorp*	290
132	Community Trust Bancorp, Inc.	4,405
362	Corus Bankshares, Inc.	796
140	Cowen Group, Inc.	990
156	Danvers Bancorp, Inc.	1,916
297	Dime Community Bancshares, Inc.	4,959
211	Dollar Financial Corp.*	2,454
128	Donegal Group, Inc., Class A	2,097
64	eHealth, Inc.*	814
24	EMC Insurance Group, Inc.	587
66	Encore Bancshares, Inc.*	1,102
201	Encore Capital Group, Inc.*	1,881
110	Enterprise Financial Services Corp.	2,041
89	Epoch Holding Corp.	779
335	EZCORP, Inc., Class A*	5,305
64	Farmers Capital Bank Corp.	1,266
61	Fidelity Southern Corp.	212
73	Financial Institutions, Inc.	1,183
145	First Bancorp	2,538
318	First Busey Corp.	5,927
269	First Cash Financial Services, Inc.*	4,135
98	First Community Bancshares, Inc.	3,067
71	First Defiance Financial Corp.	714
245	First Financial Bancorp	3,295
87	First Financial Corp.	3,678
102	First Financial Holdings, Inc.	2,213
158	First Merchants Corp.	3,478
144	First Place Financial Corp.	989
79	First Regional Bancorp*	435
147	First Security Group, Inc.	1,101
86	First South Bancorp, Inc.	1,208
176	First State Bancorp	651
185	Flushing Financial Corp.	2,877
100	FNB United Corp.	643
63	Fox Chase Bancorp, Inc.*	750
80	Fpic Insurance Group, Inc.*	3,581
138	FX Real Estate & Entertainment, Inc.*	95
96	German American Bancorp, Inc.	1,094
88	Great Southern Bancorp, Inc.	937
113	Greene Bankshares, Inc.	2,232

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
52	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	$651
366	Grupo Financiero Galicia S.A. ADR (Argentina)	655
460	Guaranty Bancorp*	1,960
182	Hallmark Financial Services, Inc.*	1,183
301	Hanmi Financial Corp.	1,204
274	Harleysville National Corp.	3,800
203	Harris & Harris Group, Inc.*	1,015
145	Heartland Financial USA, Inc.	3,444
112	Heritage Commerce Corp.	1,449
132	Home Bancshares, Inc.	3,437
75	Home Federal Bancorp, Inc.	869
105	Horizon Financial Corp.	631
112	IBERIABANK Corp.	5,704
144	Independent Bank Corp.	4,143
198	Independent Bank Corp./MI	727
182	Integra Bank Corp.	1,097
37	International Assets Holding Corp.*	597
51	Intervest Bancshares Corp., Class A	305
31	Kansas City Life Insurance Co.	1,480
49	K-Fed Bancorp	412
202	Lakeland Bancorp, Inc.	2,226
109	Lakeland Financial Corp.	2,447
81	Legacy Bancorp, Inc.	1,056
53	Life Partners Holdings, Inc.	2,130
150	Macatawa Bank Corp.	752
530	Maiden Holdings Ltd	2,396
163	MainSource Financial Group, Inc.	2,911
278	MarketAxess Holdings, Inc.*	1,590
107	Marlin Business Services Corp.*	424
141	MBT Financial Corp.	619
153	Medallion Financial Corp.	1,238
75	Mercantile Bank Corp.	727
40	Merchants Bancshares, Inc.	862
101	Meridian Interstate Bancorp, Inc.*	980
374	Meruelo Maddux Properties, Inc.*	367
72	MetroCorp Bancshares, Inc.	796
183	Midwest Banc Holdings, Inc.	551
174	Mission West Properties, Inc.	1,507
227	Nara Bancorp, Inc.	2,497
28	NASB Financial, Inc.	840
50	National Interstate Corp.	875
110	Navigators Group (The), Inc.*	5,555
431	NewStar Financial, Inc.*	2,332
65	North Valley Bancorp	393
55	Northrim BanCorp, Inc.	725
81	OceanFirst Financial Corp.	1,344
122	Old Second Bancorp, Inc.	1,647
169	Origen Financial, Inc.	174
142	Oritani Financial Corp.*	2,425

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
63	PAB Bankshares, Inc.	$387
104	Pacific Continental Corp.	1,482
92	Pacific Mercantile Bancorp	386
41	Pennsylvania Commerce Bancorp, Inc.*	1,220
177	Penson Worldwide, Inc.*	1,264
91	Peoples Bancorp, Inc.	1,743
123	Pico Holdings, Inc.*	3,080
195	Pinnacle Financial Partners, Inc.*	5,705
211	PMA Capital Corp., Class A*	975
67	Preferred Bank	468
196	Premierwest Bancorp	1,597
193	Presidential Life Corp.	1,810
54	Provident Financial Holdings, Inc.	311
351	Provident New York Bancorp	4,226
50	Prudential Bancorp, Inc. of Pennsylvania	481
66	Pulaski Financial Corp.	528
50	QC Holdings, Inc.	403
179	RAM Holdings Ltd. (Bermuda)*	135
182	Renasant Corp.	3,815
158	Republic Bancorp, Inc., Class A	3,637
154	Resource America, Inc., Class A	886
96	Riverview Bancorp, Inc.	459
85	Rockville Financial, Inc.	1,106
278	Roma Financial Corp.	4,045
48	Royal Bancshares of Pennsylvania, Class A	246
121	S.Y. Bancorp, Inc.	3,332
164	Sanders Morris Harris Group, Inc.	1,214
144	Sandy Spring Bancorp, Inc.	3,092
89	SCBT Financial Corp.	3,016
182	SeaBright Insurance Holdings, Inc.*	1,904
167	Seacoast Banking Corp. of Florida	1,483
165	Security Bank Corp.	327
66	Severn Bancorp, Inc.	413
73	Shore Bancshares, Inc.	1,772
53	SI Financial Group, Inc.	368
63	Sierra Bancorp	1,257
122	Simmons First National Corp. Class A	3,784
86	Smithtown Bancorp, Inc.	1,692
154	Southern Community Financial Corp.	598
120	Southside Bancshares, Inc.	2,891
124	Southwest Bancorp, Inc.	1,796
122	State Bancorp, Inc.	1,554
196	StellarOne Corp.	3,332
66	Stratus Properties, Inc.*	1,617
86	Suffolk Bancorp	2,791
156	Sun Bancorp, Inc.*	1,560
88	Superior Bancorp*	487
47	Taylor Capital Group, Inc.	529
89	Temecula Valley Bancorp, Inc.	307
230	Texas Capital Bancshares, Inc.*	4,106
208	Thomas Properties Group, Inc.	1,446

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
286	Thomas Weisel Partners Group, Inc.*	$1,607
114	TIB Financial Corp.	514
158	TierOne Corp.	853
202	Tower Group, Inc.	4,248
195	TradeStation Group, Inc.*	1,527
139	Trico Bancshares	2,994
117	Union Bankshares Corp.	2,788
169	United America Indemnity Ltd., Class A*	2,025
264	United Community Financial Corp.	1,238
155	United Financial Bancorp, Inc.	2,170
78	United Security Bancshares	1,092
113	Univest Corp. of Pennsylvania	3,496
115	US Global Investors, Inc., Class A	829
131	Vestin Realty Mortgage II, Inc.	367
113	ViewPoint Financial Group	1,921
229	Virginia Commerce Bancorp*	998
83	Washington Banking Co.	647
117	Washington Trust Bancorp, Inc.	2,494
110	Waterstone Financial, Inc.*	908
236	WesBanco, Inc.	6,413
153	West Bancorporation, Inc.	1,913
137	West Coast Bancorp	1,195
279	Westfield Financial, Inc.	2,888
136	Willow Financial Bancorp, Inc.	1,176
191	Wilshire Bancorp, Inc.	2,107
148	World Acceptance Corp.*	2,735
54	WSFS Financial Corp.	2,585
134	ZipRealty, Inc.*	387
		366,299
	Health Care—20.4%
1,162	Aastrom Biosciences, Inc.*	465
190	Abaxis, Inc.*	2,920
286	Abiomed, Inc.*	4,170
323	Acadia Pharmaceuticals, Inc.*	614
232	Accelrys, Inc.*	1,111
328	Acorda Therapeutics, Inc.*	6,691
402	Adolor Corp.*	1,266
40	Affymax, Inc.*	536
106	Air Methods Corp.*	1,779
570	Akorn, Inc.*	1,773
216	Albany Molecular Research, Inc.*	2,732
203	Alexza Pharmaceuticals, Inc.*	579
295	Allied Healthcare International, Inc.*	428
227	Allion Healthcare, Inc.*	983
525	Allos Therapeutics, Inc.*	3,838
310	Alphatec Holdings, Inc.*	1,218
201	Altus Pharmaceuticals, Inc.*	115
147	AMAG Pharmaceuticals, Inc.*	4,495
56	American Dental Partners, Inc.*	489
392	AMICAS, Inc.*	725

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
58	Amicus Therapeutics, Inc.*	$617
209	Angiodynamics, Inc.*	2,633
741	Angiotech Pharmaceuticals, Inc. (Canada)*	215
106	Animal Health International, Inc.*	684
312	Antigenics, Inc.*	234
631	Arena Pharmaceuticals, Inc.*	2,322
601	Ariad Pharmaceuticals, Inc.*	1,196
382	Arqule, Inc.*	1,054
411	Array Biopharma, Inc.*	2,022
149	Aspect Medical Systems, Inc.*	492
184	AspenBio Pharma, Inc.*	903
124	AtriCure, Inc.*	802
17	Atrion Corp.	1,682
564	AVI BioPharma, Inc.*	485
427	BELLUS Health, Inc. (Canada)*	222
331	BioCryst Pharmaceuticals, Inc.*	530
155	Biodel, Inc.*	344
120	BioMimetic Therapeutics, Inc.*	982
121	Bio-Reference Labs, Inc.*	2,975
330	BioScrip, Inc.*	990
258	BMP Sunstone Corp. (China)*	1,739
255	Cadence Pharmaceuticals, Inc.*	1,665
418	Caliper Life Sciences, Inc.*	585
202	Candela Corp.*	135
199	Cardiac Science Corp.*	1,857
555	Cardiome Pharma Corp. (Canada)*	2,464
204	CardioNet, Inc.*	5,220
683	Cell Genesys, Inc.*	156
132	Celldex Therapeutics, Inc.*	1,023
277	Cerus Corp.*	507
177	China Medical Technologies, Inc. ADR (Cayman Islands)	4,313
10	Chindex International, Inc.*	84
185	Clinical Data, Inc.*	2,035
449	Columbia Laboratories, Inc.*	705
305	Combinatorx, Inc.*	195
47	Computer Programs & Systems, Inc.	1,301
256	Conceptus, Inc.*	4,147
90	Corvel Corp.*	2,414
279	Cross Country Healthcare, Inc.*	3,158
97	Crucell N.V. ADR (Netherlands)*	1,129
56	Cutera, Inc.*	477
519	CV Therapeutics, Inc.*	4,842
179	Cyberonics, Inc.*	2,280
85	Cynosure, Inc., Class A*	745
324	Cypress Bioscience, Inc.*	1,763
323	Cytokinetics, Inc.*	921
790	CytRx Corp.*	364
101	Datascope Corp.	5,067
538	deCODE genetics, Inc.*	150
827	Dendreon Corp.*	4,069

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
415	Depomed, Inc.*	$896
184	DexCom, Inc.*	832
845	Discovery Laboratories, Inc.*	1,546
725	Durect Corp.*	2,980
528	Dyax Corp.*	1,769
348	Dynavax Technologies Corp.*	104
187	Emageon, Inc.*	456
373	Endologix, Inc.*	772
383	Enzon Pharmaceuticals, Inc.*	1,904
443	eResearchTechnology, Inc.*	2,862
76	Eurand N.V. (Netherlands)*	722
84	Exactech, Inc.*	1,697
208	Flamel Technologies S.A. ADR (France)*	1,456
963	Generex Biotechnology Corp.*	363
185	Genomic Health, Inc.*	3,410
106	Genoptix, Inc.*	3,545
252	Gentiva Health Services, Inc.*	6,842
695	Geron Corp.*	2,766
127	GTx, Inc.*	1,793
111	Hansen Medical, Inc.*	1,033
132	Health Grades, Inc.*	284
310	HealthTronics, Inc.*	601
74	Hi-Tech Pharmacal Co., Inc.*	539
213	HMS Holdings Corp.*	5,276
63	Home Diagnostics, Inc.*	549
357	Hythiam, Inc.*	228
91	ICU Medical, Inc.*	2,915
196	Idenix Pharmaceuticals, Inc.*	1,082
217	I-Flow Corp.*	1,224
450	Immunogen, Inc.*	2,084
847	Incyte Corp.*	3,515
667	Indevus Pharmaceuticals, Inc.*	1,781
170	Infinity Pharmaceuticals, Inc.*	804
494	Inspire Pharmaceuticals, Inc.*	1,808
173	Insulet Corp.*	969
341	InterMune, Inc.*	5,023
286	Introgen Therapeutics, Inc.*	114
97	IPC The Hospitalist Co., Inc.*	1,975
162	IRIS International, Inc.*	1,806
288	ISTA Pharmaceuticals, Inc.*	202
64	Jazz Pharmaceuticals, Inc.*	191
128	Kendle International, Inc.*	2,313
104	Kensey Nash Corp.*	2,641
162	LCA-Vision, Inc.	554
898	Lexicon Pharmaceuticals, Inc.*	1,410
118	LHC Group, Inc.*	4,163
835	Ligand Pharmaceuticals, Inc., Class B*	1,728
361	Luminex Corp.*	6,733
442	MannKind Corp.*	1,662
89	MAP Pharmaceuticals, Inc.*	370
181	Marshall Edwards, Inc.*	224

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
86	Matrixx Initiatives, Inc.*	$1,410
241	Maxygen, Inc.*	1,010
138	Medcath Corp.*	2,128
140	Medical Action Industries, Inc.*	1,610
189	Medivation, Inc.	3,548
239	Merit Medical Systems, Inc.*	4,374
98	Metabolix, Inc.*	918
136	Micrus Endovascular Corp.*	1,605
109	Molecular Insight Pharmaceuticals, Inc.*	545
237	Momenta Pharmaceuticals, Inc.*	2,159
1,153	Monogram Biosciences, Inc.*	577
105	MWI Veterinary Supply, Inc.*	3,636
460	Nabi Biopharmaceuticals*	1,803
146	Nanosphere, Inc.*	727
239	Natus Medical, Inc.*	3,657
124	Neogen Corp.*	3,654
330	Neurocrine Biosciences, Inc.*	1,363
90	Neurometrix, Inc.*	117
169	Northstar Neuroscience, Inc.*	220
160	NovaMed, Inc.*	566
610	Novavax, Inc.*	1,373
215	Noven Pharmaceuticals, Inc.*	2,419
407	NPS Pharmaceuticals, Inc.*	2,849
463	Nuvelo, Inc.*	144
240	NxStage Medical, Inc.*	974
76	Obagi Medical Products, Inc.*	632
215	Odyssey HealthCare, Inc.*	2,062
302	Omnicell, Inc.*	3,316
110	Omrix Biopharmaceuticals, Inc.*	1,906
244	Optimer Pharmaceuticals, Inc.*	1,013
408	OraSure Technologies, Inc.*	1,881
223	Orexigen Therapeutics, Inc.*	1,059
657	Orthovita, Inc.*	1,800
51	Osiris Therapeutics, Inc.*	774
386	Pain Therapeutics, Inc.*	3,528
120	Palomar Medical Technologies, Inc.*	1,373
349	Panacos Pharmaceuticals, Inc.*	108
92	PDI, Inc.*	446
280	Penwest Pharmaceuticals Co.*	350
1,979	Peregrine Pharmaceuticals, Inc.*	515
165	PharmaNet Development Group, Inc.*	264
93	Pharmasset, Inc.*	1,663
112	Power Medical Interventions, Inc.*	80
258	Pozen, Inc.*	1,592
260	Progenics Pharmaceuticals, Inc.*	2,603
103	Providence Service (The) Corp.*	124
658	QLT, Inc. (Canada)*	1,704
590	Questcor Pharmaceuticals, Inc.*	4,567
284	Quidel Corp.*	4,490
303	RadNet, Inc.*	1,042
71	Replidyne, Inc.*	80

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
191	Res-Care, Inc.*	$2,943
324	Rigel Pharmaceuticals, Inc.*	2,822
468	RTI Biologics, Inc.*	1,427
84	RXi Pharmaceuticals Corp.*	773
415	Salix Pharmaceuticals Ltd.*	3,818
351	Sangamo Biosciences, Inc.*	2,741
449	Santarus, Inc.*	754
401	Sciclone Pharmaceuticals, Inc.*	365
703	Seattle Genetics, Inc.*	7,227
199	Senomyx, Inc.*	498
494	Sequenom, Inc.*	8,893
57	Shamir Optical Industry Ltd. (Israel)	304
107	Somanetics Corp.*	2,006
234	Sonic Innovations, Inc.*	395
145	SonoSite, Inc.*	3,055
274	Spectranetics Corp.*	822
701	StemCells, Inc.*	1,009
322	Stereotaxis, Inc.*	1,298
41	Sucampo Pharmaceuticals, Inc., Class A*	337
375	Sun Healthcare Group, Inc.*	4,305
502	SuperGen, Inc.*	622
211	SXC Health Solutions Corp. (Canada)*	2,758
243	Syneron Medical Ltd. (Israel)*	2,287
108	Synovis Life Technologies, Inc.*	1,889
222	Synta Pharmaceuticals Corp.*	1,572
160	Targacept, Inc.*	947
138	Targanta Therapeutics Corp.*	926
455	Telik, Inc.*	109
487	ThermoGenesis Corp.*	511
435	TLC Vision Corp. (Canada)*	161
130	TranS1, Inc.*	827
201	Transition Therapeutics, Inc. (Canada)*	623
194	Trimeris, Inc.	634
47	Trubion Pharmaceuticals, Inc.*	137
104	US Physical Therapy, Inc.*	1,444
232	Vanda Pharmaceuticals, Inc.*	190
342	Vical, Inc.*	561
57	Virtual Radiologic Corp.*	496
149	Vital Images, Inc.*	1,944
612	Vivus, Inc.*	3,727
137	Vnus Medical Technologies, Inc.*	2,114
307	Volcano Corp.*	4,774
1,152	XOMA Ltd.*	1,440
53	Young Innovations, Inc.	901
181	Zoll Medical Corp.*	4,358
		370,439
	Industrials—13.9%
194	3D Systems Corp.*	2,109
122	AAON, Inc.*	2,012
262	Acacia Research - Acacia Technologies	676

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
211	Aceto Corp.	$1,762
528	Active Power, Inc.*	222
441	Advanced Battery Technologies, Inc.*	1,257
70	Aerovironment, Inc.*	2,514
511	Air Transport Services Group, Inc.*	166
232	Altra Holdings, Inc.*	2,074
119	American Ecology Corp.	2,087
93	American Railcar Industries, Inc.	1,034
80	American Science & Engineering, Inc.	5,032
360	American Superconductor Corp.*	4,504
95	American Woodmark Corp.	1,761
255	Apogee Enterprises, Inc.	2,514
131	A-Power Energy Generation Systems Ltd.*	743
518	Applied Energetics, Inc.*	404
108	Applied Signal Technology, Inc.	1,935
144	Argon ST, Inc.*	3,004
124	Aries Maritime Transport Ltd. (Bermuda)	136
194	Astec Industries, Inc.*	4,931
17	Astronics Corp., Class B*	205
59	Astronics Corp.*	738
71	Axsys Technologies, Inc.*	4,688
74	Barrett Business Services, Inc.	814
387	Beacon Roofing Supply, Inc.*	5,293
124	Builders FirstSource, Inc.*	471
237	Canadian Solar, Inc. (China)*	2,294
1,262	Capstone Turbine Corp.*	1,704
160	Casella Waste Systems, Inc., Class A*	806
191	Celadon Group, Inc.*	2,042
246	Chart Industries, Inc.*	3,351
185	China Architectural Engineering, Inc. (China)*	729
349	China BAK Battery, Inc.*	900
153	China Direct, Inc.*	387
69	China Fire & Security Group, Inc.*	593
110	Coleman Cable, Inc.*	766
166	Columbus McKinnon Corp.*	2,331
187	Commercial Vehicle Group, Inc.*	249
71	COMSYS IT Partners, Inc.*	432
109	Courier Corp.	1,898
96	CRA International, Inc.*	2,598
99	Deswell Industries, Inc. (Hong Kong)	298
262	Diamond Management & Technology Consultants, Inc.	1,043
82	DXP Enterprises, Inc.*	1,145
89	Dynamex, Inc.*	2,172
106	Dynamic Materials Corp.	2,014
202	Encore Wire Corp.	3,872
133	Energy Recovery, Inc.*	771
83	EnerNOC, Inc.*	548
198	Euroseas Ltd.	964
127	Exponent, Inc.*	3,738
74	First Advantage Corp., Class A*	809

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
170	Flanders Corp.*	$1,054
333	Flow International Corp.*	1,279
103	FreightCar America, Inc.	2,689
111	Frozen Food Express Industries, Inc.	643
146	Fuel Tech, Inc.*	1,716
595	FuelCell Energy, Inc.*	2,844
180	Fushi Copperweld, Inc.*	801
153	GeoEye, Inc.*	3,311
195	Gibraltar Industries, Inc.	2,584
384	Great Lakes Dredge & Dock Corp.	1,720
125	Grupo Aeroportuario del Centro Norte Sab de CV ADR (Mexico)	1,059
62	Harbin Electric, Inc.*	508
100	Hardinge, Inc.	697
420	Hawaiian Holdings, Inc.*	2,940
376	Healthcare Services Group, Inc.	6,226
120	Herley Industries, Inc.*	1,596
158	Houston Wire & Cable Co.	1,820
218	Hudson Highland Group, Inc.*	1,142
55	Hurco Cos, Inc.*	1,238
601	Hydrogenics Corp. (Canada)*	331
50	ICF International, Inc.*	929
103	ICT Group, Inc.*	543
110	Innovative Solutions & Support, Inc.	677
240	Insituform Technologies, Inc., Class A*	3,223
153	Insteel Industries, Inc.	1,570
135	Integrated Electrical Services, Inc.*	1,651
495	Interface, Inc., Class A	3,490
79	Intersections, Inc.*	664
225	Kaman Corp.	5,743
363	Kforce, Inc.*	2,857
220	Kimball International, Inc., Class B	1,639
929	Kratos Defense & Security Solutions, Inc.*	1,375
24	K-Tron International, Inc.*	2,256
127	Ladish Co., Inc.*	2,163
56	Lawson Products, Inc.	1,669
93	LB Foster Co., Class A*	2,558
221	LECG Corp.*	1,061
75	LMI Aerospace, Inc.*	1,145
188	LSI Industries, Inc.	1,476
143	Marten Transport Ltd.*	2,628
229	Medis Technologies Ltd.*	279
235	Mesa Air Group, Inc.*	87
603	Microvision, Inc.*	1,043
8	Mitsui & Co. Ltd. ADR (Japan)	1,538
81	Multi-Color Corp.	1,596
107	NN, Inc.	771
78	Northwest Pipe Co.*	2,241
108	OceanFreight, Inc. (United Kingdom)	713
414	Odyssey Marine Exploration, Inc.*	1,565
27	Omega Flex, Inc.	578

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
105	Omega Navigation Enterprises, Inc., Class A (United Kingdom)	$586
310	On Assignment, Inc.*	2,015
232	Orion Energy Systems, Inc.*	1,030
189	Orion Marine Group, Inc.*	979
27	P.A.M. Transportation Services, Inc.*	234
227	Pacer International, Inc.	2,563
157	Paragon Shipping, Inc., Class A	879
74	Park-Ohio Holdings Corp.*	562
13	Patriot Transportation Holding, Inc.*	910
170	PeopleSupport, Inc. *	2,023
120	PGT, Inc.*	248
179	Pinnacle Airlines Corp.*	489
766	Plug Power, Inc.*	751
114	PMFG, Inc.*	1,238
74	Powell Industries, Inc.*	1,370
764	Power-One, Inc.*	848
147	PowerSecure International, Inc.*	566
23	Preformed Line Products Co.	920
66	Protection One, Inc.*	485
85	Quality Distribution, Inc.*	173
79	Quixote Corp.	507
158	Raven Industries, Inc.	5,085
188	RBC Bearings, Inc.*	4,461
232	Republic Airways Holdings, Inc.*	3,468
170	Rush Enterprises, Inc., Class A*	1,593
80	Rush Enterprises, Inc., Class B*	854
117	Saia, Inc.*	1,241
240	Solarfun Power Holdings Co. Ltd. ADR (China)*	1,464
81	Standard Parking Corp.*	1,698
112	Sterling Construction Co., Inc.*	1,480
107	Sun Hydraulics Corp.	2,241
268	Sykes Enterprises, Inc.*	4,277
551	Taser International, Inc.*	2,761
116	TBS International Ltd., Class A (Bermuda)*	993
160	Team, Inc.*	4,443
117	Tecumseh Products Co., Class A*	2,167
33	Tecumseh Products Co., Class B*	548
193	TurboChef Technologies, Inc.*	971
99	Twin Disc, Inc.	767
142	Ultralife Corp.*	1,234
220	Ultrapetrol Bahamas Ltd.*	911
125	Universal Forest Products, Inc.	2,956
141	Universal Truckload Services, Inc.*	2,154
68	USA Truck, Inc.*	1,004
746	Valence Technology, Inc.*	1,716
195	Vicor Corp.	1,363
118	Vitran Corp, Inc. (Canada)*	1,049
33	VSE Corp.	1,082
302	Waste Services, Inc.*	1,806
		252,629

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—22.7%
168	Access Integrated Technologies, Inc., Class A*	$200
232	Actel Corp.*	2,805
364	Actions Semiconductor Co. Ltd. ADR (Cayman Islands)*	684
399	ActivIdentity Corp.*	798
533	Actuate Corp.*	1,514
1,060	Adaptec, Inc.*	3,403
390	Advanced Analogic Technologies, Inc.*	1,174
278	Advanced Energy Industries, Inc.*	2,966
202	Agilysys, Inc.	812
278	Airvana, Inc.*	1,220
96	Aladdin Knowledge Systems Ltd. (Israel)*	1,065
520	Alvarion Ltd. (Israel)*	1,804
529	Anadigics, Inc.*	931
129	Anaren, Inc.*	1,606
206	ArcSight, Inc.*	1,217
556	ARM Holdings PLC ADR (United Kingdom)	2,624
1,129	Art Technology Group, Inc.*	2,202
393	AsiaInfo Holdings, Inc.*	4,318
81	ASM International N.V. (Netherlands)*	798
433	Asyst Technologies, Inc.*	273
349	AudioCodes Ltd. (Israel)*	649
71	AuthenTec, Inc.*	133
380	Autobytel, Inc.*	296
133	Avanex Corp.*	412
207	Aware, Inc.*	466
889	Axcelis Technologies, Inc.*	391
124	Bankrate, Inc.*	4,081
22	Bel Fuse, Inc., Class A	458
81	Bel Fuse, Inc., Class B	1,758
106	BigBand Networks, Inc.*	392
172	BluePhoenix Solutions Ltd. (Israel)*	461
874	Bookham, Inc.*	472
637	Borland Software Corp.*	956
162	Bottomline Technologies, Inc.*	1,277
202	California Micro Devices Corp.*	479
194	Callidus Software, Inc.*	656
233	Captaris, Inc. (Canada)*	1,109
84	Cascade Microtech, Inc.*	269
60	Cass Information Systems, Inc.	2,085
87	Catapult Communications Corp.*	371
323	Ceragon Networks Ltd. (Israel)*	1,825
171	CEVA, Inc.*	1,454
135	China Finance Online Co. Ltd. ADR (China)*	1,212
315	China Information Security Technology, Inc.*	1,251
176	China Techfaith Wireless Communication Technology Ltd. ADR (Cayman Islands)*	157
543	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan, Republic of China)*	277
291	Chordiant Software, Inc.*	966

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
575	Cirrus Logic, Inc.*	$3,301
252	Cogo Group, Inc.*	1,371
200	Cohu, Inc.	2,828
48	comScore, Inc.*	586
90	Comverge, Inc.*	409
429	Conexant Systems, Inc.*	665
181	Constant Contact, Inc.*	2,174
349	Convera Corp., Class A*	115
64	Corel Corp. (Canada)*	291
72	CPI International, Inc.*	710
284	Cray, Inc.*	892
112	CryptoLogic Ltd. (Ireland)	505
612	Cybersource Corp.*	7,435
151	Deltek, Inc.*	787
115	DemandTec, Inc.*	829
156	DG FastChannel, Inc.*	2,763
222	Digi International, Inc.*	2,273
54	Digimarc Corp.*	540
227	Ditech Networks, Inc.*	188
399	Dot Hill Systems Corp.*	475
203	Double-Take Software, Inc.*	1,502
251	DSP Group, Inc.*	1,581
154	DTS, Inc.*	3,180
151	Eagle Test Systems, Inc.*	2,286
66	Ebix, Inc.*	1,678
267	Echelon Corp.*	2,171
170	Electro Rent Corp.	2,038
243	Electro Scientific Industries, Inc.*	2,034
686	Emcore Corp.*	2,442
135	EMS Technologies, Inc.*	2,822
400	Entrust, Inc.*	560
309	EPIQ Systems, Inc.*	4,198
407	Exar Corp.*	2,719
283	Exfo Electro-Optical Engineering, Inc. (Canada)*	807
1,015	Extreme Networks*	1,868
159	Ezchip Semiconductor Ltd. (Israel)*	1,662
335	FalconStor Software, Inc.*	1,008
145	FARO Technologies, Inc.*	2,200
4,130	Finisar Corp.*	2,519
150	Forrester Research, Inc.*	4,207
92	Fundtech Ltd. (Israel)*	811
204	Gevity HR, Inc.	696
330	GigaMedia Ltd. (Taiwan, Republic of China)*	1,977
175	Globecomm Systems, Inc.*	1,379
76	Glu Mobile, Inc.*	68
205	Gmarket, Inc. ADR (Korea)*	3,579
373	GSI Group, Inc.*	720
60	Guidance Software, Inc.*	171
375	Hackett Group (The), Inc.*	1,118
816	Harmonic, Inc.*	5,801

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
221	Harris Stratex Networks, Inc., Class A*	$1,465
794	Himax Technologies, Inc. ADR (Taiwan, Republic of China)	1,485
216	HSW International, Inc.*	199
140	i2 Technologies, Inc.*	1,995
96	ID Systems, Inc.*	521
235	iGate Corp.*	1,596
258	Ikanos Communications, Inc.*	390
264	Immersion Corp.*	1,368
370	infoGROUP, Inc.	1,650
273	Information Services Group, Inc.*	751
150	Integral Systems, Inc./MD*	3,686
233	Integrated Silicon Solution, Inc.*	422
197	Intellon Corp.*	558
115	Interactive Intelligence, Inc.*	845
428	Internap Network Services Corp.*	1,224
263	Internet Brands, Inc., Class A*	1,707
338	Internet Capital Group, Inc.*	1,933
82	Internet Gold-Golden Lines Ltd. (Israel)*	426
96	Internet Initiative Japan, Inc. ADR (Japan)	201
396	Interwoven, Inc.*	4,993
187	Intevac, Inc.*	1,455
545	Ipass, Inc.*	1,036
162	Isilon Systems, Inc.*	554
153	Ituran Location & Control Ltd. (Israel)	1,144
204	IXYS Corp.	1,620
262	JDA Software Group, Inc.*	3,741
157	Jupitermedia Corp.*	89
200	Kenexa Corp.*	1,782
122	Keynote Systems, Inc.*	1,196
275	Knot (The), Inc.*	1,898
188	KongZhong Corp. ADR (China)*	551
594	Kopin Corp.*	1,378
466	Kulicke & Soffa Industries, Inc.*	1,370
131	KVH Industries, Inc.*	768
994	Lattice Semiconductor Corp.*	1,869
108	LeCroy Corp.*	537
529	Lionbridge Technologies, Inc.*	920
183	Liquidity Services, Inc.*	1,537
413	LivePerson, Inc.*	809
162	LoJack Corp.*	708
68	LoopNet, Inc.*	515
1,084	LTX-Credence Corp.*	672
275	Magma Design Automation, Inc.*	718
182	ManTech International Corp., Class A*	9,816
257	Marchex, Inc., Class B	1,974
15	Mastech Holdings, Inc.*	23
447	Mattson Technology, Inc.*	1,171
178	Maxwell Technologies, Inc.*	1,614
125	Measurement Specialties, Inc.*	1,335
78	Mellanox Technologies Ltd. (Israel)*	605

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
148	MEMSIC, Inc.*	$320
198	Mercury Computer Systems, Inc.*	1,422
183	Merix Corp.*	104
469	Microtune, Inc.*	1,173
205	Mindspeed Technologies, Inc.*	297
381	MIPS Technologies, Inc.*	1,063
296	MIVA, Inc.*	115
429	ModusLink Global Solutions, Inc.*	2,385
216	Monolithic Power Systems, Inc.*	3,670
229	Monotype Imaging Holdings, Inc.*	1,559
286	MoSys, Inc.*	1,087
1,356	Move, Inc.*	2,278
1,385	MRV Communications, Inc.*	1,025
86	Multi-Fineline Electronix, Inc.*	1,004
123	Nanometrics, Inc.*	151
125	Napco Security Systems, Inc.*	255
231	NaviSite, Inc.*	116
143	NDS Group PLC ADR (United Kingdom)*	6,819
256	Ness Technologies, Inc.*	1,892
139	Netlogic Microsystems, Inc.*	2,936
335	Netscout Systems, Inc.*	3,223
325	Newport Corp.*	2,337
605	Nextwave Wireless, Inc.*	169
402	NIC, Inc.	2,159
85	Novatel Wireless, Inc.*	443
161	NU Horizons Electronics Corp.*	303
335	O2Micro International Ltd. ADR (Cayman Islands)*	1,042
252	Online Resources Corp.*	882
959	OpenTV Corp., Class A*	1,275
724	Openwave Systems, Inc.*	543
191	Oplink Communications, Inc.*	1,551
135	Opnet Technologies, Inc.*	1,705
169	Opnext, Inc.*	676
272	Orbcomm, Inc.*	816
290	Orbotech Ltd. (Israel)*	940
138	Orckit Communications Ltd. (Israel)*	546
155	OSI Systems, Inc.*	1,783
163	Parkervision, Inc.*	817
70	PC Connection, Inc.*	423
192	PC-Tel, Inc.	1,127
184	PDF Solutions, Inc.*	552
127	Pegasystems, Inc.	1,661
210	Perfect World Co. Ltd. ADR (Cayman Islands)*	3,912
269	Perficient, Inc.*	1,477
229	Pericom Semiconductor Corp.*	1,786
240	Phoenix Technologies Ltd.*	1,061
362	Photronics, Inc.*	250
155	Planar Systems, Inc.*	310
208	PLATO Learning, Inc.*	358

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
251	PLX Technology, Inc.*	$863
269	Power Integrations, Inc.	5,645
1,140	Powerwave Technologies, Inc.*	1,083
320	Presstek, Inc.*	1,338
109	QAD, Inc.	556
193	Qiao Xing Universal Telephone, Inc. (China)*	450
257	Rackable Systems, Inc.*	1,832
278	Radiant Systems, Inc.*	1,465
195	Radisys Corp.*	1,242
191	RADVision Ltd. (Israel)*	1,060
167	RADWARE Ltd. (Israel)*	1,054
102	Renaissance Learning, Inc.	1,391
169	Retalix Ltd. (Israel)*	1,421
117	RightNow Technologies, Inc.*	770
85	Rimage Corp.*	1,253
200	Rudolph Technologies, Inc.*	670
508	S1 Corp.*	3,185
101	Salary.com, Inc.*	332
260	Seachange International, Inc.*	1,986
586	Secure Computing Corp.*	3,317
213	Semitool, Inc.*	1,259
75	ShoreTel, Inc.*	365
86	SI International, Inc.*	2,477
272	Sierra Wireless, Inc. (Canada)*	2,380
218	Sify Technologies Ltd. ADR (India)*	281
76	Silicon Graphics, Inc.*	395
650	Silicon Image, Inc.*	2,971
273	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China)*	950
912	Silicon Storage Technology, Inc.*	2,873
124	SM&A*	682
396	Smart Modular Technologies (WWH), Inc.*	1,073
264	Smith Micro Software, Inc.*	1,650
228	Sonic Solutions, Inc.*	465
543	SonicWALL, Inc.*	2,433
64	Sourcefire, Inc.*	406
599	SourceForge, Inc.*	635
116	Spectrum Control, Inc.*	723
117	SPSS, Inc.*	2,733
204	Standard Microsystems Corp.*	3,674
218	STEC, Inc.*	1,199
183	Stratasys, Inc.*	2,211
348	SuccessFactors, Inc.*	2,781
80	Super Micro Computer, Inc.*	502
113	Supertex, Inc.*	2,726
404	SupportSoft, Inc.*	1,010
120	Switch & Data Facilities Co., Inc.*	1,130
399	Symmetricom, Inc.*	1,776
291	Symyx Technologies, Inc.*	1,283
269	Taleo Corp., Class A*	3,712
106	TechTarget, Inc.*	518

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
54	Techwell, Inc.*	$473
102	Telvent GIT S.A. (Spain)	1,206
516	Terremark Worldwide, Inc.*	2,327
134	The9 Ltd. ADR (China)*	1,905
258	TheStreet.com, Inc.	1,017
866	Tivo, Inc.*	5,948
116	Tollgrade Communications, Inc.*	510
105	Transmeta Corp.*	1,717
1,156	Transwitch Corp.*	486
25	Travelzoo, Inc.*	111
529	Trident Microsystems, Inc.*	957
1,231	TriQuint Semiconductor, Inc.*	5,514
369	TTM Technologies, Inc.*	2,642
216	Ultimate Software Group, Inc.*	2,879
187	Ultra Clean Holdings*	565
203	Ultratech, Inc.*	3,061
71	Unica Corp.*	367
309	Universal Display Corp.*	3,343
1,058	Utstarcom, Inc.*	2,518
243	Vasco Data Security International, Inc.*	2,753
208	Veeco Instruments, Inc.*	1,610
233	Vignette Corp.*	1,892
205	Virage Logic Corp.*	927
40	Virtusa Corp.*	220
123	Vocus, Inc.*	2,070
210	Volterra Semiconductor Corp.*	1,982
237	Web.com Group, Inc.*	1,164
82	WebMD Health Corp., Class A*	1,833
254	X-Rite, Inc.*	818
75	Xyratex Ltd. (Bermuda)*	420
976	Zhone Technologies, Inc.*	119
528	Zix Corp.*	945
150	Zygo Corp.*	1,289
		414,058
	Materials—2.2%
45	AEP Industries, Inc.*	881
749	Altair Nanotechnologies, Inc.*	1,176
150	Arabian American Development Co.*	302
156	Balchem Corp.	3,987
258	Caraustar Industries, Inc.*	93
161	China Precision Steel, Inc.*	349
233	DRDGOLD Ltd. ADR (South Africa)	848
94	GenTek, Inc.*	1,692
90	Hawkins, Inc.	1,469
304	Horsehead Holding Corp.*	1,052
238	ICO, Inc.*	1,064
138	Innophos Holdings, Inc.	3,692
210	Innospec, Inc.	1,838

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
227	Landec Corp.*	$2,122
162	Lihir Gold Ltd. ADR (Australia)*	2,070
317	Mercer International, Inc.*	888
94	Olympic Steel, Inc.	2,149
98	Penford Corp.	1,261
301	Royal Gold, Inc.	8,677
355	ShengdaTech, Inc.*	1,800
343	U.S. Concrete, Inc.*	1,080
16	United States Lime & Minerals, Inc.*	408
58	Universal Stainless & Alloy*	1,069
		39,967
	Telecommunication Services—1.8%
67	012 Smile.Communications Ltd. (Israel)*	359
374	Alaska Communications Systems Group, Inc.	3,493
73	America Movil SAB de CV ADR, Class A (Mexico)	2,255
168	Arbinet-thexchange, Inc.	487
99	Atlantic Tele-Network, Inc.	2,409
317	Cogent Communications Group, Inc.*	1,515
196	Consolidated Communications Holdings, Inc.	2,019
126	D&E Communications, Inc.	882
1,265	FiberTower Corp.*	923
330	General Communication, Inc., Class A*	2,534
346	Gilat Satellite Networks Ltd. (Israel)*	1,080
324	Ibasis, Inc.*	716
108	Neutral Tandem, Inc.*	1,881
119	Partner Communications ADR (Israel)	2,223
203	Shenandoah Telecommunications Co.	4,867
127	SureWest Communications	2,244
51	Telefonos de Mexico SAB de CV ADR, Series A (Mexico)	885
239	USA Mobility, Inc.*	2,306
		33,078
	Utilities—0.6%
104	Cadiz, Inc.*	1,447
73	Connecticut Water Service, Inc.	1,935
126	Consolidated Water Co., Inc. (Cayman Islands)	1,788
115	Middlesex Water Co.	1,982
211	Southwest Water Co.	1,682
412	Synthesis Energy Systems, Inc.*	906
98	York Water Co.	1,176
		10,916
	Total Common Stocks and Other Equity Interests (Cost $2,514,136)	1,777,720

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
2,009	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,009)	$2,009
	Total Investments (Cost $2,516,145)—97.7%	1,779,729
	Other assets less liabilities—2.3%	41,399
	Net Assets—100.0%	$1,821,128

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Zacks Micro Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	34.4
Information Technology	18.0
Industrials	15.4
Consumer Discretionary	10.3
Health Care	7.7
Energy	5.4
Materials	4.0
Consumer Staples	3.0
Utilities	0.9
Telecommunication Services	0.5
Money Market Fund	0.3
Other	0.1

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Consumer Discretionary—10.3%
10,104	America's Car-Mart, Inc.*	$164,998
16,291	Asbury Automotive Group, Inc.	52,946
20,025	Audiovox Corp., Class A*	117,947
21,970	Bassett Furniture Industries, Inc.	96,888
31,406	Beazer Homes USA, Inc.	99,557
5,190	Cavco Industries, Inc.*	176,616
38,389	Charming Shoppes, Inc.*	42,228
3,836	Churchill Downs, Inc.	145,691
10,026	Conn's, Inc.*	135,852
7,520	Core-Mark Holding Co., Inc.*	148,670
7,291	CSS Industries, Inc.	161,860
18,799	Finish Line (The), Inc., Class A	179,906
4,758	Fisher Communications, Inc.*	175,570
13,197	Fred's, Inc., Class A	161,663
5,447	Fuel Systems Solutions, Inc.*	154,967
17,852	Furniture Brands International, Inc.	101,578
10,026	G-III Apparel Group Ltd.*	138,459
20,255	Global Traffic Network, Inc.*	108,364
8,645	Group 1 Automotive, Inc.	86,882
16,419	Haverty Furniture Cos., Inc.	161,563
8,236	Helen of Troy Ltd.*	148,166
28,414	HOT Topic, Inc.*	184,123
7,544	JAKKS Pacific, Inc.*	168,759
8,952	Jo-Ann Stores, Inc.*	171,520
20,153	La-Z-Boy, Inc.	116,484
23,351	Luby's, Inc.*	113,019
8,236	M/I Homes, Inc.	112,092
8,388	Movado Group, Inc.	127,581
2,533	National Presto Industries, Inc.	167,811
19,667	New York & Co., Inc.*	55,461

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,457	O'Charleys, Inc.	$160,928
7,264	Oxford Industries, Inc.	97,846
12,582	Perry Ellis International, Inc.*	123,178
9,388	RC2 Corp.*	119,228
16,267	Rex Stores Corp.*	144,451
19,130	Rick's Cabaret International, Inc.*	120,902
11,458	Shoe Carnival, Inc.*	160,527
7,110	Skyline Corp.	153,718
17,060	Sport Supply Group, Inc.	136,992
13,734	Stage Stores, Inc.	105,889
6,625	Steinway Musical Instruments*	147,473
16,702	Stoneridge, Inc.*	95,034
9,796	Superior Industries International, Inc.	140,083
38,798	Unifi, Inc.*	186,231
21,688	Valassis Communications, Inc.*	96,295
29,285	Wonder Auto Technology, Inc.*	116,847
		6,082,843
	Consumer Staples—3.0%
6,700	Diamond Foods, Inc.	195,842
7,544	Farmer Bros. Co.	181,056
37,110	HQ Sustainable Maritime Industries, Inc.*	152,151
13,835	Inter Parfums, Inc.	161,316
4,349	Nash Finch Co.	171,481
15,959	Omega Protein Corp.*	117,777
36,521	Parlux Fragrances, Inc.*	117,963
21,151	Prestige Brands Holdings, Inc.*	146,153
12,454	Susser Holdings Corp.*	194,033
3,938	Village Super Market, Inc., Class A	193,513
17,673	Zhongpin, Inc.*	152,165
		1,783,450

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—5.4%
14,835	Allis-Chalmers Energy, Inc.*	$100,285
45,244	BMB Munai, Inc.*	112,658
97,290	Boots & Coots International Control, Inc.*	167,339
17,084	Brigham Exploration Co.*	133,939
18,364	Bronco Drilling Co., Inc.*	141,770
10,409	Callon Petroleum Co.*	107,421
11,765	Duncan Energy Partners LP	187,064
83,454	Enterra Energy Trust (Canada)*	93,468
34,502	GeoMet, Inc.*	101,781
16,395	Georesources, Inc.*	244,940
5,447	Gulf Island Fabrication, Inc.	107,360
18,543	Harvest Natural Resources, Inc.*	157,430
7,085	Knightsbridge Tankers Ltd. (Bermuda)	126,892
102,048	Meridian Resource Corp.*	120,417
10,742	Natural Gas Services Group, Inc.*	142,332
25,729	Newpark Resources, Inc.*	147,942
6,548	Panhandle Oil and Gas, Inc., Class A	163,700
5,089	PHI, Inc.*	106,767
13,889	StealthGas, Inc. (Greece)	95,834
8,952	TransMontaigne Partners L.P.	164,269
10,998	Trico Marine Services, Inc.*	98,982
18,695	TXCO Resources, Inc.*	97,962
17,725	Union Drilling, Inc.*	97,133
27,444	Vaalco Energy, Inc.*	145,453
		3,163,138
	Financials—34.4%
7,980	1st Source Corp.	171,251
18,543	Abington Bancorp, Inc.	191,920
25,040	American Equity Investment Life Holding Co.*	113,181
4,424	American Physicians Capital, Inc.	180,986
8,875	American Physicians Service Group, Inc.	173,950
10,306	Amerisafe, Inc.*	177,675
35,039	Anthracite Capital, Inc.	152,069
31,714	Anworth Mortgage Asset Corp.	185,844
18,772	Arbor Realty Trust, Inc.	67,579
5,677	Avatar Holdings, Inc.*	192,734
7,828	Baldwin & Lyons, Inc., Class B	142,391
13,018	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	138,381
16,547	Bank Mutual Corp.	190,787
12,788	BankFinancial Corp.	155,886
5,856	Berkshire Hills Bancorp, Inc.	152,432
14,680	Brookline Bancorp, Inc.	171,756
5,984	Capital City Bank Group, Inc.	167,552
1,330	Capital Southwest Corp.	135,660
23,682	CapLease, Inc.	159,854
17,135	Capstead Mortgage Corp.	172,207
16,881	Castlepoint Holdings Ltd. (Bermuda)	152,267

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,193	Cedar Shopping Centers, Inc.	$135,685
14,706	Center Financial Corp.	151,472
20,309	CFS Bancorp, Inc.	164,503
6,035	Chemical Financial Corp.	158,539
22,838	Citizens, Inc.*	193,895
4,451	City Holding Co.	186,230
11,714	Cogdell Spencer, Inc.	140,568
10,590	Columbia Banking System, Inc.	168,593
7,470	Community Bank System, Inc.	186,377
5,447	Community Trust Bancorp, Inc.	181,821
13,477	Compass Diversified Holdings	164,419
46,368	Corus Bankshares, Inc.*	102,010
21,970	Cowen Group, Inc.*	155,328
12,329	Dime Community Bancshares, Inc.	205,893
10,357	Donegal Group, Inc., Class A	169,648
13,990	Eastern Insurance Holdings, Inc.	131,366
16,956	Education Realty Trust, Inc.	72,063
6,369	EMC Insurance Group, Inc.	155,786
13,708	Encore Capital Group, Inc.*	128,307
13,504	ESSA Bancorp, Inc.	187,165
10,435	Evercore Partners, Inc., Class A	126,994
9,388	Financial Institutions, Inc.	152,179
10,972	First Bancorp	192,010
10,230	First Busey Corp.	190,687
5,012	First Community Bancshares, Inc.	156,876
12,866	First Financial Bancorp	173,048
3,989	First Financial Corp.	168,655
8,236	First Merchants Corp.	181,274
13,171	First Mercury Financial Corp.*	142,115
14,605	First Place Financial Corp.	100,336
10,921	First Potomac Realty Trust	134,110
10,715	Flushing Financial Corp.	166,618
3,657	Fpic Insurance Group, Inc.*	163,687
12,403	Gladstone Commercial Corp.	144,867
7,980	Greene Bankshares, Inc.	157,605
8,159	Greenlight Capital Re Ltd., Class A (Cayman Island)*	102,151
30,767	Guaranty Bancorp*	131,067
20,667	Hallmark Financial Services, Inc.*	134,336
11,049	Harleysville National Corp.	153,250
7,493	Heartland Financial USA, Inc.	177,959
19,360	Hercules Technology Growth Capital, Inc.	168,045
25,242	Hersha Hospitality Trust	106,269
18,185	Hilltop Holdings, Inc.*	170,939
7,264	Home Bancshares, Inc.	189,155
14,578	Horace Mann Educators Corp.	116,041
3,556	IBERIABANK Corp.	181,143
6,035	Independent Bank Corp.	173,627
4,552	Infinity Property & Casualty Corp.	181,261
16,777	Investors Real Estate Trust	165,757
38,953	JER Investors Trust, Inc.	126,597

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,093	Kansas City Life Insurance Co.	$195,441
11,100	Kayne Anderson Energy Development Co.	164,169
21,869	Kohlberg Capital Corp.	122,248
41,715	LaBranche & Co., Inc.*	259,883
16,061	Lakeland Bancorp, Inc.	176,992
8,543	Lakeland Financial Corp.	191,790
7,750	LandAmerica Financial Group, Inc.	76,338
6,393	LTC Properties, Inc.	154,519
9,590	MainSource Financial Group, Inc.	171,277
26,600	Meadowbrook Insurance Group, Inc.	140,182
17,928	Medallion Financial Corp.	145,038
16,547	Medical Properties Trust, Inc.	122,117
11,688	Mercer Insurance Group, Inc.	153,288
16,753	Nara Bancorp, Inc.	184,283
12,890	NGP Capital Resources Co.	156,614
24,219	NorthStar Realty Finance Corp.	139,259
7,443	NYMAGIC, Inc.	129,880
10,357	OceanFirst Financial Corp.	171,823
23,324	Ocwen Financial Corp.*	156,271
10,614	One Liberty Properties, Inc.	125,882
7,544	Oppenheimer Holdings, Inc., Class A (Canada)	131,039
10,512	Oriental Financial Group, Inc.	170,715
25,347	PennantPark Investment Corp.	115,836
13,529	Penson Worldwide, Inc.*	96,597
8,618	Peoples Bancorp, Inc.	165,035
9,872	Peoples Financial Corp.	201,881
6,088	Pinnacle Financial Partners, Inc.*	178,135
4,349	Piper Jaffray Cos.*	171,568
21,278	PMA Capital Corp., Class A*	98,304
11,893	Presidential Life Corp.	111,556
14,193	Provident New York Bancorp	170,884
34,195	RAIT Financial Trust	130,625
8,645	Renasant Corp.	181,199
6,190	Republic Bancorp, Inc., Class A	142,494
30,973	Resource Capital Corp.	153,316
4,961	Safety Insurance Group, Inc.	188,468
8,491	Sandy Spring Bancorp, Inc.	182,302
17,391	Santander BanCorp*	165,041
4,988	SCBT Financial Corp.	169,043
14,450	SeaBright Insurance Holdings, Inc.*	151,147
5,268	Simmons First National Corp., Class A	163,413
7,443	Southside Bancshares, Inc.	179,302
10,614	Southwest Bancorp, Inc.	153,691
6,318	Stewart Information Services Corp.	104,879
13,862	Sun Bancorp, Inc.*	138,620
9,310	SWS Group, Inc.	172,794
9,054	Texas Capital Bancshares, Inc.*	161,614
3,708	Tompkins Financial Corp.	181,692
7,980	Tower Group, Inc.	167,819
2,170	Transcontinental Realty Investors, Inc.*	25,487

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,828	Union Bankshares Corp.	$186,541
13,197	United America Indemnity Ltd., Class A*	158,100
12,633	United Financial Bancorp, Inc.	176,862
10,026	Urstadt Biddle Properties, Inc., Class A	164,226
12,150	Western Alliance Bancorp*	179,942
18,235	Westfield Financial, Inc.	188,732
15,422	Wilshire Bancorp, Inc.	170,105
6,393	Wintrust Financial Corp.	163,661
3,120	WSFS Financial Corp.	149,354
		20,314,001
	Health Care—7.7%
54,426	Adolor Corp.*	171,442
10,384	Albany Molecular Research, Inc.*	131,358
98,825	Allied Healthcare International, Inc.*	143,296
31,561	Allion Healthcare, Inc.*	136,659
4,758	Almost Family, Inc.*	229,145
11,893	Angiodynamics, Inc.*	149,852
13,582	Ardea Biosciences, Inc.*	137,857
64,963	ATS Medical, Inc.*	172,152
24,706	Capital Senior Living Corp.*	110,930
18,134	Cardiac Science Corp.*	169,190
23,069	Cardica, Inc.*	125,265
11,535	Cross Country Healthcare, Inc.*	130,576
14,348	Emergent Biosolutions, Inc.*	258,408
8,439	Exactech, Inc.*	170,468
10,769	Hanger Orthopedic Group, Inc.*	179,412
7,774	Invacare Corp.	141,409
5,960	Kensey Nash Corp.*	151,324
6,598	LHC Group, Inc.*	232,778
9,999	Merit Medical Systems, Inc.*	182,982
40,283	Nabi Biopharmaceuticals*	157,909
8,287	Natus Medical, Inc.*	126,791
18,492	Odyssey HealthCare, Inc.*	177,338
10,384	RehabCare Group, Inc.*	177,878
10,357	Res-Care, Inc.*	159,601
20,076	RTI Biologics, Inc.*	61,232
11,816	Skilled Healthcare Group, Inc., Class A*	145,100
60,180	Theragenics Corp.*	117,351
10,819	US Physical Therapy, Inc.*	150,168
12,508	Vital Images, Inc.*	163,229
		4,561,100
	Industrials—15.4%
5,883	Aerovironment, Inc.*	211,316
11,022	Alamo Group, Inc.	138,657
9,209	Alaska Air Group, Inc.*	227,461
4,424	Amrep Corp.*	133,207
10,793	Applied Signal Technology, Inc.	193,411
8,006	Argon ST, Inc.*	167,005
30,870	Ascent Solar Technologies, Inc.*	160,524
3,198	Axsys Technologies, Inc.*	211,163

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,528	AZZ, Inc.*	$132,127
33,043	C&D Technologies, Inc.*	115,651
16,982	CAI International, Inc.*	134,497
22,227	CBIZ, Inc.*	180,039
8,415	CDI Corp.	109,395
52,150	China BAK Battery, Inc.*	134,547
24,732	China Yuchai International Ltd. (Bermuda)	132,811
7,953	Columbus McKinnon Corp.*	111,660
26,394	Commercial Vehicle Group, Inc.*	35,104
6,906	Cornell Cos., Inc.*	157,250
7,851	Ducommun, Inc.	158,512
7,034	DXP Enterprises, Inc.*	98,195
10,357	Encore Wire Corp.	198,543
12,150	Ennis, Inc.	143,006
5,065	EnPro Industries, Inc.*	112,494
23,555	Euroseas Ltd.	114,713
12,454	Excel Maritime Carriers Ltd. (Liberia)	142,474
10,026	Gibraltar Industries, Inc.	132,845
29,464	Global Ship Lease, Inc., Class A	89,865
15,831	Harbin Electric, Inc.*	129,656
20,231	Hawaiian Holdings, Inc.*	141,617
10,972	Herley Industries, Inc.*	145,928
13,555	Hill International, Inc.*	85,125
12,559	Insituform Technologies, Inc., Class A*	168,667
7,953	Jinpan International Ltd. (China)	149,278
8,236	Kadant, Inc.*	135,400
9,847	Kelly Services, Inc., Class A	140,221
17,391	Kimball International, Inc., Class B	129,563
1,459	K-Tron International, Inc.*	137,131
12,454	LaBarge, Inc.*	171,243
23,274	LECG Corp.*	111,715
19,488	Lydall, Inc.*	129,595
9,617	Marten Transport Ltd.*	176,760
12,866	Met-Pro Corp.	150,275
1,996	NACCO Industries, Inc., Class A	122,974
14,605	NN, Inc.	105,302
36,805	North American Galvanizing & Coating, Inc.*	135,074
4,296	Northwest Pipe Co.*	123,424
13,940	OceanFreight, Inc. (United Kingdom)	92,004
14,373	Omega Navigation Enterprises, Inc., Class A (United Kingdom)	80,201
23,837	On Assignment, Inc.*	154,941
4,603	Powell Industries, Inc.*	85,202
107,904	RCM Technologies, Inc.*	123,011
14,680	Rush Enterprises, Inc., Class A*	137,552
14,143	Saia, Inc.*	150,057
6,011	School Specialty, Inc.*	126,231
38,544	Spherion Corp.*	122,570
6,777	Standex International Corp.	174,914
116,626	Sypris Solutions, Inc.	108,462

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,493	Tecumseh Products Co., Class A*	$138,770
10,563	Tredegar Corp.	155,487
10,357	Trex Co., Inc.*	168,923
5,370	Universal Forest Products, Inc.	127,001
13,940	Vitran Corp, Inc. (Canada)*	123,927
20,896	Volt Information Sciences, Inc.*	159,854
19,873	Wabash National Corp.	120,033
25,347	Waste Services, Inc.*	151,575
40,026	WCA Waste Corp.*	130,085
		9,096,220
	Information Technology—18.0%
15,038	Actel Corp.*	181,809
57,239	Adaptec, Inc.*	183,737
13,734	Advanced Energy Industries, Inc.*	146,542
18,620	Agilysys, Inc.	74,852
20,153	Amtech Systems, Inc.*	129,181
18,492	Anaren, Inc.*	230,224
31,406	Applied Micro Circuits Corp.*	160,485
20,461	AsiaInfo Holdings, Inc.*	224,865
74,502	AudioCodes Ltd. (Israel)*	138,574
6,598	Bel Fuse, Inc., Class B	143,177
5,447	Black Box Corp.	165,643
22,456	Brooks Automation, Inc.*	153,824
5,244	Cass Information Systems, Inc.	182,229
22,608	CEVA, Inc.*	192,168
26,854	Ciber, Inc.*	145,012
11,867	Cohu, Inc.	167,799
14,680	CTS Corp.	102,613
8,567	DG FastChannel, Inc.*	151,722
18,414	Digi International, Inc.*	188,559
24,450	Dynamics Research Corp.*	188,265
38,619	Edgewater Technology, Inc.*	83,031
13,990	Electro Rent Corp.	167,740
13,197	Electro Scientific Industries, Inc.*	110,459
8,415	EMS Technologies, Inc.*	175,874
38,798	Entegris, Inc.*	104,367
57,239	Exfo Electro-Optical Engineering, Inc. (Canada)*	163,131
55,703	Extreme Networks*	102,494
20,538	Gerber Scientific, Inc.*	98,172
34,502	Hackett Group (The), Inc.*	102,816
16,216	Hutchinson Technology, Inc.*	110,917
17,315	Infospace, Inc.*	148,390
9,030	Integral Systems, Inc.*	221,866
81,280	Integrated Silicon Solution, Inc.*	147,117
23,145	Internet Capital Group, Inc.*	132,389
13,298	Interwoven, Inc.*	167,688
20,667	IXYS Corp.	164,096
14,169	Keynote Systems, Inc.*	138,856
18,235	Marchex, Inc., Class B	140,045

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,998	Methode Electronics, Inc.	$159,375
19,539	ModusLink Global Solutions, Inc.*	108,637
17,546	MSC.Software Corp.*	150,896
12,687	Multi-Fineline Electronix, Inc.*	148,184
8,716	NCI, Inc., Class A*	207,441
16,368	Ness Technologies, Inc.*	120,960
17,648	Netscout Systems, Inc.*	169,774
17,418	Newport Corp.*	125,235
15,551	Oplink Communications, Inc.*	126,274
7,980	OSI Systems, Inc.*	91,770
20,153	PC-Tel, Inc.	118,298
34,374	Perceptron, Inc.*	145,746
17,877	Pericom Semiconductor Corp.*	139,441
61,765	Qiao Xing Mobile Communication Co. Ltd. (China)*	162,442
19,130	Rackable Systems, Inc.*	136,397
21,842	Radisys Corp.*	139,134
22,406	Rudolph Technologies, Inc.*	75,060
19,437	Seachange International, Inc.*	148,499
22,943	Semitool, Inc.*	135,593
35,167	Silicon Image, Inc.*	160,713
57,597	Silicon Storage Technology, Inc.*	181,431
42,660	Sonic Solutions, Inc.*	87,026
24,374	STEC, Inc.*	134,057
37,775	Symmetricom, Inc.*	168,099
18,951	Symyx Technologies, Inc.*	83,574
8,415	SYNNEX Corp.*	129,843
19,897	Techwell, Inc.*	174,298
25,269	Tier Technologies, Inc., Class B*	151,109
18,927	TTM Technologies, Inc.*	135,517
15,524	Ultratech, Inc.*	234,101
55,703	Utstarcom, Inc.*	132,573
34,758	Web.com Group, Inc.*	170,662
18,492	Yucheng Technologies Ltd. (China)*	132,033
23,017	Zoran Corp.*	187,358
		10,602,278
	Materials—4.0%
9,489	A. Schulman, Inc.	169,947
10,870	AM Castle & Co.	132,288
14,373	American Pacific Corp.*	166,008
13,529	China Natural Resources, Inc. (Hong Kong)*	110,938
56,369	China Precision Steel, Inc.*	122,321
13,862	Glatfelter	142,917
89,414	Great Basin Gold Ltd. (Canada)*	93,885
14,068	Headwaters, Inc.*	149,121
29,565	KapStone Paper and Packaging Corp.*	141,616
51,305	Mercer International, Inc.*	143,654
6,369	Olympic Steel, Inc.	145,595
29,106	PolyOne Corp.*	138,254
6,598	Quaker Chemical Corp.	126,220

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,898	Schweitzer-Mauduit International, Inc.	$165,495
26,829	ShengdaTech, Inc.*	136,023
3,451	Stepan Co.	123,649
7,341	Universal Stainless & Alloy*	135,295
		2,343,226
	Telecommunication Services—0.5%
24,861	D&E Communications, Inc.	174,027
32,303	Gilat Satellite Networks Ltd. (Israel)*	100,785
		274,812
	Utilities—0.9%
4,296	CH Energy Group, Inc.	177,124
5,653	Chesapeake Utilities Corp.	176,600
8,797	Empire District Electric (The) Co.	168,990
		522,714
	Total Common Stocks and Other Equity Interests (Cost $78,387,940)	58,743,782
	Money Market Fund—0.3%
160,235	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $160,235)	160,235
	Total Investments (Cost $78,548,175)—99.9%	58,904,017
	Other assets less liabilities—0.1%	49,162
	Net Assets—100.0%	$58,953,179

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Zacks Small Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	20.6
Industrials	20.6
Information Technology	17.7
Consumer Discretionary	14.0
Health Care	10.5
Materials	5.7
Energy	3.8
Utilities	3.4
Consumer Staples	2.6
Telecommunication Services	1.2
Money Market Fund	0.2
Other	(0.3)

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—14.0%
24,527	1-800-FLOWERS.COM, Inc., Class A*	$131,219
6,784	America's Car-Mart, Inc.*	110,783
15,184	Arctic Cat, Inc.	115,095
14,770	Bidz.com, Inc.*	99,698
4,718	Bob Evans Farms, Inc.	98,512
10,476	Brunswick Corp.	36,352
4,195	Buckle (The), Inc.	110,496
8,176	Carter's, Inc.*	173,657
3,876	CEC Entertainment, Inc.*	99,536
6,691	Cedar Fair, L.P.	123,717
1,195	Deckers Outdoor Corp.*	101,408
6,402	Dolan Media Co.*	26,248
8,378	Dress Barn, Inc.*	80,094
9,131	Drew Industries, Inc.*	110,485
8,553	Exide Technologies*	40,627
3,611	Fuel Systems Solutions, Inc.*	102,733
9,218	Gaiam, Inc., Class A*	75,588
8,431	G-III Apparel Group Ltd.*	116,432
11,834	Haverty Furniture Cos., Inc.	116,447
6,152	Jo-Ann Stores, Inc.*	117,872
8,074	Jones Apparel Group, Inc.	89,702
22,789	Lin TV Corp., Class A*	38,969
8,827	Maidenform Brands, Inc.*	96,920
10,658	Media General, Inc., Class A	81,321
7,749	Modine Manufacturing Co.	57,343
16,263	Palm Harbor Homes, Inc.*	139,861
6,214	Perry Ellis International, Inc.*	60,835
18,262	Sally Beauty Holdings, Inc.*	92,771
5,240	Scholastic Corp.	97,307

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,802	Shutterfly, Inc.*	$112,939
17,713	Sinclair Broadcast Group, Inc., Class A	57,213
7,150	Skechers U.S.A., Inc., Class A*	97,097
9,930	Stamps.com, Inc.*	96,917
9,424	Timberland Co., Class A*	114,030
15,322	Valassis Communications, Inc.*	68,030
8,245	World Wrestling Entertainment, Inc., Class A	117,409
		3,405,663
	Consumer Staples—2.6%
8,805	Chiquita Brands International, Inc.*	120,188
8,353	Darling International, Inc.*	62,982
3,718	Green Mountain Coffee Roasters, Inc.*	107,785
9,666	Imperial Sugar Co.	114,445
3,401	Sanderson Farms, Inc.	106,179
8,505	Winn-Dixie Stores, Inc.*	127,745
		639,324
	Energy—3.8%
5,878	Callon Petroleum Co.*	60,661
4,206	Crosstex Energy, Inc.	42,943
2,060	Dawson Geophysical Co.*	50,532
11,375	Energy Partners Ltd.*	49,140
19,874	FX Energy, Inc.*	97,183
7,223	Genesis Energy LP	93,899
3,048	Gulf Island Fabrication, Inc.	60,076
2,693	Gulfmark Offshore, Inc.*	99,640
5,988	Matrix Service Co.*	73,353
8,251	Parallel Petroleum Corp.*	33,087
16,746	Parker Drilling Co.*	85,740
6,791	Rex Energy Corp.*	46,043

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,721	Rosetta Resources, Inc.*	$60,357
7,862	RPC, Inc.	83,259
		935,913
	Financials—20.6%
2,715	American Physicians Capital, Inc.	111,071
7,438	Amerisafe, Inc.*	128,231
9,276	Amtrust Financial Services, Inc.	91,090
3,970	Argo Group International Holdings Ltd. (Bermuda)*	126,643
7,370	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	78,343
11,551	Bank Mutual Corp.	133,183
11,282	Beneficial Mutual Bancorp, Inc.*	133,692
5,100	Berkshire Hills Bancorp, Inc.	132,753
10,404	CNA Surety Corp.*	144,095
9,729	Doral Financial Corp.*	90,966
9,307	eHealth, Inc.*	118,385
11,032	Encore Capital Group, Inc.*	103,260
7,517	Ezcorp, Inc., Class A*	119,069
7,017	FCStone Group, Inc.*	41,751
3,013	GAMCO Investors, Inc., Class A	114,705
13,582	Hercules Technology Growth Capital, Inc.	117,892
26,656	Independent Bank Corp.	97,828
3,033	Infinity Property & Casualty Corp.	120,774
4,817	Interactive Brokers Group, Inc., Class A*	102,939
8,885	Investors Bancorp, Inc.*	127,589
4,210	IPC Holdings Ltd.	116,238
19,558	LaBranche & Co., Inc.*	121,846
6,071	Life Partners Holdings, Inc.	243,932
21,084	Meadowbrook Insurance Group, Inc.	111,113
6,854	MI Developments, Inc., Class A (Canada)	77,724
2,842	Navigators Group (The), Inc.*	143,549
5,208	Northwest Bancorp, Inc.	138,012
7,780	Oriental Financial Group, Inc.	126,347
2,158	Park National Corp.	156,995
13,501	PMA Capital Corp., Class A*	62,375
2,762	ProAssurance Corp.*	151,772
2,474	RLI Corp.	141,983
12,308	Santander BanCorp.*	116,803
11,751	SeaBright Insurance Holdings, Inc.*	122,915
6,814	Southside Bancshares, Inc.	164,149
3,209	Stifel Financial Corp.*	140,073
2,347	SVB Financial Group*	120,753
7,144	SWS Group, Inc.	132,593
8,353	ViewPoint Financial Group	142,001
4,603	W.P. Carey & Co. LLC	105,869
13,720	Westfield Financial, Inc.	142,002
		5,013,303
	Health Care—10.5%
8,833	Albany Molecular Research, Inc.*	111,737
3,886	Alnylam Pharmaceuticals, Inc.*	89,378

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,847	Analogic Corp.	$81,564
3,642	Auxilium Pharmaceuticals, Inc.*	71,565
9,901	Celera Corp.*	111,980
4,016	Cougar Biotechnology, Inc.*	102,006
9,945	CryoLife, Inc.*	133,263
4,894	Cyberonics, Inc.*	62,350
9,511	Enzo Biochem, Inc.*	54,878
16,521	Enzon Pharmaceuticals, Inc.*	82,109
7,349	Eurand N.V. (Netherlands)*	69,816
4,637	Genoptix, Inc.*	155,062
13,020	I-Flow Corp.*	73,433
7,889	Isis Pharmaceuticals, Inc.*	110,919
6,595	KV Pharmaceutical Co., Class A*	112,115
3,237	Magellan Health Services, Inc.*	119,575
3,592	Martek Biosciences Corp.	107,149
8,151	Momenta Pharmaceuticals, Inc.*	74,256
7,811	Par Pharmaceutical Cos., Inc.*	78,110
6,670	Quidel Corp.*	105,453
6,166	Somanetics Corp.*	115,613
14,595	TranS1, Inc.*	92,824
8,515	Triple-S Management Corp., Class B*	86,938
6,637	Vnus Medical Technologies, Inc.*	102,409
8,909	Volcano Corp.*	138,535
4,290	Zoll Medical Corp.*	103,303
		2,546,340
	Industrials—20.6%
3,404	A.O. Smith Corp.	107,396
7,109	AAON, Inc.	117,227
5,647	ABM Industries, Inc.	92,216
5,476	Allegiant Travel Co.*	218,109
2,933	Amerco, Inc.*	132,748
3,423	American Superconductor Corp.*	42,822
1,045	Ameron International Corp.*	49,115
16,501	CBIZ, Inc.*	133,658
13,529	China Fire & Security Group, Inc.*	116,349
10,191	Comfort Systems USA, Inc.	95,082
13,976	Commercial Vehicle Group, Inc.*	18,588
3,775	Copa Holdings S.A., Class A (Panama)	95,772
5,188	Cornell Cos., Inc.*	118,131
2,708	CoStar Group, Inc.*	97,542
9,451	Deluxe Corp.	114,924
6,589	EnergySolutions, Inc.	29,716
2,770	Esterline Technologies Corp.*	99,859
3,647	Excel Maritime Carriers Ltd. (Liberia)	41,722
4,425	Exponent, Inc.*	130,228
16,127	GenCorp, Inc.*	79,022
3,339	Genesee & Wyoming, Inc., Class A*	111,356
6,243	GeoEye, Inc.*	135,099
13,882	Gibraltar Industries, Inc.	183,937
15,322	Hawaiian Holdings, Inc.*	107,254
7,973	Hill International, Inc.*	50,070

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,168	Hudson Highland Group, Inc.*	$79,480
4,631	Hurco Cos, Inc.*	104,198
7,135	ICF International, Inc.*	132,568
7,892	Insteel Industries, Inc.	80,972
6,319	Kadant, Inc.*	103,884
4,217	Key Technology, Inc.*	68,273
2,960	Layne Christensen Co.*	77,789
3,514	LB Foster Co., Class A*	96,635
1,464	Lindsay Corp.	69,657
8,776	Metalico, Inc.*	28,083
4,587	Michael Baker Corp.*	109,308
3,607	NCI Building Systems, Inc.*	67,126
10,145	NN, Inc.	73,145
2,324	Northwest Pipe Co.*	66,769
6,963	OceanFreight, Inc. (United Kingdom)	45,956
9,757	Orion Marine Group, Inc.*	50,541
4,940	Perini Corp.*	93,959
7,593	Pike Electric Corp.*	66,439
5,168	Polypore International, Inc.*	44,083
2,574	Powell Industries, Inc.*	47,645
13,340	PRG-Schultz International, Inc.*	56,562
3,551	Raven Industries, Inc.	114,307
5,683	Seaspan Corp. (Hong Kong)	65,695
6,269	Standard Parking Corp.*	131,398
12,081	Star Bulk Carriers Corp	43,612
7,653	Sykes Enterprises, Inc.*	122,142
3,698	TBS International Ltd., Class A (Bermuda)*	31,655
4,127	Tecumseh Products Co., Class A*	76,432
4,928	Titan Machinery, Inc.*	61,009
12,132	Ultrapetrol Bahamas Ltd.*	50,226
3,526	United Stationers, Inc.*	131,837
4,433	Viad Corp.	96,861
		5,006,188
	Information Technology—17.7%
3,104	Advent Software, Inc.*	58,169
20,985	Alvarion Ltd. (Israel)*	72,818
6,414	Checkpoint Systems, Inc.*	80,881
7,170	Cognex Corp.	114,863
8,489	Cohu, Inc.	120,034
7,084	comScore, Inc.*	86,425
7,583	Constant Contact, Inc.*	91,072
7,571	Daktronics, Inc.	75,407
6,269	Data Domain, Inc.*	115,726
7,950	DG FastChannel, Inc.*	140,794
15,219	Dice Holdings, Inc.*	61,789
13,354	Digi International, Inc.*	136,745
12,242	Double-Take Software, Inc.*	90,591
12,810	Echelon Corp.*	104,145
8,980	ExlService Holdings, Inc.*	65,554
3,095	Hughes Communications, Inc.*	50,294

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,720	iGate Corp.*	$93,159
12,002	Infinera Corp.*	93,376
5,748	Integral Systems, Inc.*	141,227
12,690	Intevac, Inc.*	98,728
11,030	IXYS Corp.	87,578
9,828	Keynote Systems, Inc.*	96,314
16,665	Lawson Software, Inc.*	88,658
12,077	Methode Electronics, Inc.	91,664
11,042	ModusLink Global Solutions, Inc.*	61,394
6,214	Monolithic Power Systems, Inc.*	105,576
5,065	Multi-Fineline Electronix, Inc.*	59,159
9,922	Netscout Systems, Inc.*	95,450
7,830	NetSuite, Inc.*	77,282
12,433	Oplink Communications, Inc.*	100,956
20,322	Orbcomm, Inc.*	60,966
18,848	PC Connection, Inc.*	113,842
9,477	Pericom Semiconductor Corp.*	73,921
25,261	Presstek, Inc.*	105,591
10,683	Rackable Systems, Inc.*	76,170
16,643	S1 Corp.*	104,352
15,161	Seachange International, Inc.*	115,830
19,278	Silicon Image, Inc.*	88,100
18,769	Smith Micro Software, Inc.*	117,306
23,141	SonicWALL, Inc.*	103,672
5,096	Standard Microsystems Corp.*	91,779
19,061	TechTarget, Inc.*	93,208
8,669	Tekelec*	110,010
5,244	VistaPrint Ltd. (Bermuda)*	89,515
11,522	Wind River Systems, Inc.*	100,702
12,501	Zygo Corp.*	107,384
		4,308,176
	Materials—5.7%
5,818	A. Schulman, Inc.	104,200
4,210	Arch Chemicals, Inc.	119,438
13,861	Buckeye Technologies, Inc.*	81,641
7,114	Calgon Carbon Corp.*	94,758
9,244	Glatfelter	95,306
7,618	Innospec, Inc.	66,658
2,562	Kaiser Aluminum Corp.	85,981
3,127	Koppers Holdings, Inc.	74,391
15,219	Landec Corp.*	142,298
2,188	NewMarket Corp.	82,466
4,023	OM Group, Inc.*	85,851
3,802	Rock-Tenn Co., Class A	115,619
13,876	ShengdaTech, Inc.*	70,351
13,368	Spartech Corp.	85,020
7,618	Worthington Industries, Inc.	91,949
		1,395,927

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—1.2%
10,608	Alaska Communications Systems Group, Inc.	$99,079
4,417	Atlantic Tele-Network, Inc.	107,465
5,024	iPCS, Inc.*	81,992
		288,536
	Utilities—3.4%
5,377	Cleco Corp.	123,725
6,542	El Paso Electric Co.*	121,158
3,187	Laclede Group (The), Inc.	166,743
3,965	New Jersey Resources Corp.	147,657
4,321	UIL Holdings Corp.	142,593
3,914	WGL Holdings, Inc.	125,992
		827,868
	Total Common Stocks and Other Equity Interests (Cost $36,478,118)	24,367,238
	Money Market Fund—0.2%
38,004	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,004)	38,004
	Total Investments (Cost $36,516,122)—100.3%	24,405,242
	Liabilities in excess of other assets—(0.3%)	(63,718)
	Net Assets—100.0%	$24,341,524

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2008 (Unaudited)

	PowerShares Dynamic Aggressive Growth Portfolio	PowerShares Dynamic Deep Value Portfolio	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio
ASSETS:
Investments at value	$10,909,025	$7,141,976	$382,222,965	$30,511,496	$208,706,233	$209,819,256	$16,364,802
Cash	7,148	—	—	—	194,071	—	—
Receivables:
Expense waivers due from Adviser	9,433	9,503	1,174	8,009	—	2,781	9,682
Dividends	4,969	3,769	327,887	42,513	383,672	38,015	2,423
Shares sold	—	—	—	1,882,096	1,452,179	—	3,182,227
Investments sold	—	—	—	—	—	—	—
Total Assets	10,930,575	7,155,248	382,552,026	32,444,114	210,736,155	209,860,052	19,559,134
LIABILITIES:
Due to custodian	—	127,126	194,217	46,174	—	91,885	79,095
Payables:
Investments purchased	—	—	—	1,880,664	1,450,145	—	3,180,144
Expense recapture due to Adviser	—	—	—	—	2,097	—	—
Accrued advisory fees	4,010	3,293	167,457	11,690	88,571	91,875	5,675
Accrued expenses	43,330	42,913	139,917	44,857	81,548	88,115	44,516
Total Liabilities	47,340	173,332	501,591	1,983,385	1,622,361	271,875	3,309,430
NET ASSETS	$10,883,235	$6,981,916	$382,050,435	$30,460,729	$209,113,794	$209,588,177	$16,249,704
NET ASSETS CONSIST OF:
Shares of beneficial interest	$16,305,222	$12,019,952	$629,174,994	$40,746,362	$296,951,901	$388,583,729	$26,333,182
Undistributed net investment income (loss)	(39,491)	8,922	835,354	60,702	415,078	(251,488)	7,369
Accumulated net realized loss on investments	(2,467,189)	(2,525,006)	(94,514,636)	(1,884,649)	(22,479,996)	(72,540,294)	(3,455,636)
Net unrealized depreciation on investments	(2,915,307)	(2,521,952)	(153,445,277)	(8,461,686)	(65,773,189)	(106,203,770)	(6,635,211)
Net Assets	$10,883,235	$6,981,916	$382,050,435	$30,460,729	$209,113,794	$209,588,177	$16,249,704
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,000	400,000	31,700,000	1,600,000	14,400,000	14,500,000	1,000,000
Net asset value	$18.14	$17.45	$12.05	$19.04	$14.52	$14.45	$16.25
Share price	$18.16	$17.45	$12.05	$19.10	$14.59	$14.46	$16.22
Investments at cost	$13,824,332	$9,663,928	$535,668,242	$38,973,182	$274,479,422	$316,023,026	$23,000,013

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
ASSETS:
Investments at value	$45,769,858	$41,418,098	$14,054,343	$72,931,122	$1,779,729	$58,904,017	$24,405,242
Cash	42,533	61,521	—	—	32,469	36,011	—
Receivables:
Expense waivers due from Adviser	7,915	8,200	9,769	6,539	—	8,737	9,518
Dividends	6,453	6,430	4,702	53,800	841	68,394	18,521
Shares sold	—	1,183,957	1,678,712	—	—	—	—
Investments sold	—	—	—	—	10,779	10,223	173,217
Total Assets	45,826,759	42,678,206	15,747,526	72,991,461	1,823,818	59,027,382	24,606,498
LIABILITIES:
Due to custodian	—	—	52,500	173,182	—	—	215,332
Payables:
Investments purchased	—	1,183,948	1,677,614	—	1,582	—	—
Expense recapture due to Adviser	—	—	—	—	—	—	—
Accrued advisory fees	21,292	17,365	5,206	32,475	1,108	25,915	11,257
Accrued expenses	41,119	37,056	41,669	43,587	—	48,288	38,385
Total Liabilities	62,411	1,238,369	1,776,989	249,244	2,690	74,203	264,974
NET ASSETS	$45,764,348	$41,439,837	$13,970,537	$72,742,217	$1,821,128	$58,953,179	$24,341,524
NET ASSETS CONSIST OF:
Shares of beneficial interest	$92,788,936	$81,526,447	$20,353,724	$123,040,484	$2,572,381	$136,822,712	$57,128,280
Undistributed net investment income (loss)	2,012	(20,309)	10,622	96,776	1,964	71,293	796
Accumulated net realized loss on investments	(21,437,762)	(26,603,087)	(1,875,071)	(23,615,459)	(16,801)	(58,296,668)	(20,676,672)
Net unrealized depreciation on investments	(25,588,838)	(13,463,214)	(4,518,738)	(26,779,584)	(736,416)	(19,644,158)	(12,110,880)
Net Assets	$45,764,348	$41,439,837	$13,970,537	$72,742,217	$1,821,128	$58,953,179	$24,341,524
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,200,000	3,500,000	800,000	6,200,000	100,000	6,000,000	1,500,000
Net asset value	$10.90	$11.84	$17.46	$11.73	$18.21	$9.83	$16.23
Share price	$10.88	$11.79	$17.26	$11.71	$18.25	$9.82	$16.10
Investments at cost	$71,358,696	$54,881,312	$18,573,081	$99,710,706	$2,516,145	$78,548,175	$36,516,122

Statements of Operations

Six months ended October 31, 2008 (Unaudited)

	PowerShares Dynamic Aggressive Growth Portfolio	PowerShares Dynamic Deep Value Portfolio	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio
INVESTMENT INCOME:
Dividend income	$20,347	$97,986	$2,863,410	$255,409	$3,670,816	$832,622	$126,005
Foreign withholding tax	—	—	—	—	—	—	—
Total Income	20,347	97,986	2,863,410	255,409	3,670,816	832,622	126,005
EXPENSES:
Accounting & Administration fees	37,791	37,791	85,555	37,791	37,791	54,127	37,791
Advisory fees	29,980	23,424	1,476,033	70,375	625,565	914,101	55,338
Audit	8,445	8,445	8,445	8,445	8,445	8,445	8,445
Custodian & transfer agent fees	6,249	6,258	18,562	5,243	9,604	14,076	7,945
Sub-licensing	2,998	2,342	88,562	7,037	37,534	54,846	5,534
Trustees	2,187	2,132	11,869	2,409	6,017	7,898	2,361
Listing fee and expenses	885	874	4,556	883	3,599	3,700	892
Printing	637	372	48,107	1,698	11,033	26,665	1,614
Legal	419	216	27,615	887	10,296	15,339	842
Other expenses	4,553	4,528	12,041	4,642	8,089	8,922	4,640
Total Expenses	94,144	86,382	1,781,345	139,410	757,973	1,108,119	125,402
(Waiver) and/or Recapture	(55,170)	(55,931)	44,984	(47,924)	30,239	43,648	(53,463)
Net Expenses	38,974	30,451	1,826,329	91,486	788,212	1,151,767	71,939
Net Investment Income (Loss)	(18,627)	67,535	1,037,081	163,923	2,882,604	(319,145)	54,066
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(812,613)	(698,319)	(36,500,690)	(1,491,568)	(16,863,417)	(17,036,643)	(1,843,180)
In-kind redemptions	558,395	148,003	1,279,724	561,863	5,445,880	(3,862,775)	1,022,293
Net realized gain (loss)	(254,218)	(550,316)	(35,220,966)	(929,705)	(11,417,537)	(20,899,418)	(820,887)
Net change in unrealized depreciation on investments	(3,437,084)	(2,413,895)	(147,204,929)	(8,211,513)	(57,666,431)	(112,916,940)	(6,927,762)
Net realized and unrealized loss on investments	(3,691,302)	(2,964,211)	(182,425,895)	(9,141,218)	(69,083,968)	(133,816,358)	(7,748,649)
Net decrease in net assets resulting from operations	$(3,709,929)	$(2,896,676)	$(181,388,814)	$(8,977,295)	$(66,201,364)	$(134,135,503)	$(7,694,583)

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
INVESTMENT INCOME:
Dividend income	$786,475	$165,275	$77,662	$733,256	$10,521	$759,212	$226,769
Foreign withholding tax	—	—	—	—	(54)	(1,519)	(555)
Total Income	786,475	165,275	77,662	733,256	10,467	757,693	226,214
EXPENSES:
Accounting & Administration fees	37,791	37,791	37,791	37,791	—	37,791	37,791
Advisory fees	180,955	126,292	42,411	231,480	8,503	215,336	93,463
Audit	8,445	8,445	8,445	8,445	—	8,445	8,445
Custodian & transfer agent fees	5,282	6,139	9,120	7,068	—	9,811	6,057
Sub-licensing	10,857	7,578	4,241	13,889	—	43,067	18,694
Trustees	3,205	2,810	2,246	3,418	—	3,441	2,634
Listing fee and expenses	2,973	2,782	863	3,008	—	2,962	2,686
Printing	6,135	3,844	854	6,569	—	7,056	2,175
Legal	3,539	2,217	590	3,794	—	4,085	1,791
Other expenses	5,716	5,389	4,571	7,276	—	9,249	7,620
Total Expenses	264,898	203,287	111,132	322,738	8,503	341,243	181,356
(Waiver) and/or Recapture	(36,709)	(44,159)	(55,998)	(31,073)	—	(40,011)	(50,506)
Net Expenses	228,189	159,128	55,134	291,665	8,503	301,232	130,850
Net Investment Income (Loss)	558,286	6,147	22,528	441,591	1,964	456,461	95,364
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(5,696,665)	(3,576,083)	(1,275,094)	(5,671,846)	(16,711)	(13,693,574)	(5,944,878)
In-kind redemptions	(685,299)	4,007,911	1,964,731	6,602,474	—	2,161,413	193,632
Net realized gain (loss)	(6,381,964)	431,828	689,637	930,628	(16,711)	(11,532,161)	(5,751,246)
Net change in unrealized depreciation on investments	(20,357,481)	(14,225,824)	(4,822,827)	(27,431,467)	(727,017)	(12,107,461)	(6,518,283)
Net realized and unrealized loss on investments	(26,739,445)	(13,793,996)	(4,133,190)	(26,500,839)	(743,728)	(23,639,622)	(12,269,529)
Net decrease in net assets resulting from operations	$(26,181,159)	$(13,787,849)	$(4,110,662)	$(26,059,248)	$(741,764)	$(23,183,161)	$(12,174,165)

Statements of Changes in Net Assets

	PowerShares Dynamic Aggressive Growth Portfolio		PowerShares Dynamic Deep Value Portfolio		PowerShares Dynamic Large Cap Growth Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$(18,627)	$(57,714)	$67,535	$164,067	$1,037,081	$1,932,602
Net realized gain (loss) on investments	(254,218)	68,308	(550,316)	(826,250)	(35,220,966)	(4,534,937)
Net change in unrealized appreciation (depreciation) on investments	(3,437,084)	(109,999)	(2,413,895)	(622,871)	(147,204,929)	(26,766,279)
Net decrease in net assets resulting from operations	(3,709,929)	(99,405)	(2,896,676)	(1,285,054)	(181,388,814)	(29,368,614)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(20,864)	(24,237)	(2,336)	(10,696)	(208,993)	458,077
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(72,888)	(236,479)	(560,832)	(1,364,504)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	—	—	(72,888)	(236,479)	(560,832)	(1,364,504)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,762,592	26,499,474	14,057,500	12,669,700	305,239,485	939,470,060
Value of shares repurchased	(15,000,212)	(24,120,991)	(11,239,411)	(19,800,394)	(406,848,155)	(520,725,740)
Net income equalization	20,864	24,237	2,336	10,696	208,993	(458,077)
Net increase (decrease) in net assets resulting from shares transactions	1,783,244	2,402,720	2,820,425	(7,119,998)	(101,399,677)	418,286,243
Increase (Decrease) in Net Assets	(1,947,549)	2,279,078	(151,475)	(8,652,227)	(283,558,316)	388,011,202
NET ASSETS:
Beginning of period	12,830,784	10,551,706	7,133,391	15,785,618	665,608,751	277,597,549
End of period	$10,883,235	$12,830,784	$6,981,916	$7,133,391	$382,050,435	$665,608,751
Undistributed net investment income (loss) at end of period	$(39,491)	$—	$8,922	$16,611	$835,354	$568,098
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	1,000,000	600,000	500,000	17,800,000	51,900,000
Shares repurchased	(600,000)	(900,000)	(500,000)	(800,000)	(24,500,000)	(29,400,000)
Shares outstanding, beginning of period	500,000	400,000	300,000	600,000	38,400,000	15,900,000
Shares outstanding, end of period	600,000	500,000	400,000	300,000	31,700,000	38,400,000

See Notes to Financial Statements.

	PowerShares Dynamic Large Cap Portfolio		PowerShares Dynamic Large Cap Value Portfolio		PowerShares Dynamic Mid Cap Growth Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$163,923	$163,941	$2,882,604	$5,693,041	$(319,145)	$(26,776)
Net realized gain (loss) on investments	(929,705)	(152,575)	(11,417,537)	10,364,983	(20,899,418)	7,539,136
Net change in unrealized appreciation (depreciation) on investments	(8,211,513)	(886,410)	(57,666,431)	(29,643,000)	(112,916,940)	(11,401,604)
Net decrease in net assets resulting from operations	(8,977,295)	(875,044)	(66,201,364)	(13,584,976)	(134,135,503)	(3,889,244)
Undistributed net investment income (loss) included in the price of units issued and redeemed	43,812	36,730	110,608	(32,015)	67,657	(171,856)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(213,700)	(115,860)	(3,057,795)	(6,461,590)	—	—
Return of capital	—	—	—	—	—	(35,820)
Total distributions to shareholders	(213,700)	(115,860)	(3,057,795)	(6,461,590)	—	(35,820)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	23,941,208	29,568,161	135,412,522	182,775,903	312,267,257	637,177,664
Value of shares repurchased	(10,211,778)	(13,453,440)	(109,528,759)	(202,370,045)	(358,689,495)	(432,900,741)
Net income equalization	(43,812)	(36,730)	(110,608)	32,015	(67,657)	171,856
Net increase (decrease) in net assets resulting from shares transactions	13,685,618	16,077,991	25,773,155	(19,562,127)	(46,489,895)	204,448,779
Increase (Decrease) in Net Assets	4,538,435	15,123,817	(43,375,396)	(39,640,708)	(180,557,741)	200,351,859
NET ASSETS:
Beginning of period	25,922,294	10,798,477	252,489,190	292,129,898	390,145,918	189,794,059
End of period	$30,460,729	$25,922,294	$209,113,794	$252,489,190	$209,588,177	$390,145,918
Undistributed net investment income (loss) at end of period	$60,702	$66,667	$415,078	$479,661	$(251,488)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	1,100,000	7,300,000	9,100,000	14,200,000	27,800,000
Shares repurchased	(400,000)	(500,000)	(6,000,000)	(10,100,000)	(17,200,000)	(19,300,000)
Shares outstanding, beginning of period	1,000,000	400,000	13,100,000	14,100,000	17,500,000	9,000,000
Shares outstanding, end of period	1,600,000	1,000,000	14,400,000	13,100,000	14,500,000	17,500,000

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Mid Cap Portfolio		PowerShares Dynamic Mid Cap Value Portfolio		PowerShares Dynamic Small Cap Growth Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$54,066	$72,256	$558,286	$1,173,172	$6,147	$(162,661)
Net realized gain (loss) on investments	(820,887)	(963,513)	(6,381,964)	(4,037,237)	431,828	(6,461,328)
Net change in unrealized appreciation (depreciation) on investments	(6,927,762)	(474,721)	(20,357,481)	(15,255,358)	(14,225,824)	(3,893,759)
Net decrease in net assets resulting from operations	(7,694,583)	(1,365,978)	(26,181,159)	(18,119,423)	(13,787,849)	(10,517,748)
Undistributed net investment income (loss) included in the price of units issued and redeemed	516	(4,238)	(7,766)	260	(26,456)	(6,069)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(64,241)	(71,701)	(631,125)	(1,388,612)	—	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(64,241)	(71,701)	(631,125)	(1,388,612)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,244,953	34,432,643	53,974,226	137,259,549	44,261,553	125,298,871
Value of shares repurchased	(19,705,125)	(18,716,682)	(60,777,948)	(147,727,489)	(40,880,117)	(124,281,604)
Net income equalization	(516)	4,238	7,766	(260)	26,456	6,069
Net increase (decrease) in net assets resulting from shares transactions	(1,460,688)	15,720,199	(6,795,956)	(10,468,200)	3,407,892	1,023,336
Increase (Decrease) in Net Assets	(9,218,996)	14,278,282	(33,616,006)	(29,975,975)	(10,406,413)	(9,500,481)
NET ASSETS:
Beginning of period	25,468,700	11,190,418	79,380,354	109,356,329	51,846,250	61,346,731
End of period	$16,249,704	$25,468,700	$45,764,348	$79,380,354	$41,439,837	$51,846,250
Undistributed net investment income (loss) at end of period	$7,369	$17,028	$2,012	$82,617	$(20,309)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	1,300,000	3,200,000	7,100,000	2,800,000	7,300,000
Shares repurchased	(800,000)	(700,000)	(3,700,000)	(7,800,000)	(2,600,000)	(7,300,000)
Shares outstanding, beginning of period	1,000,000	400,000	4,700,000	5,400,000	3,300,000	3,300,000
Shares outstanding, end of period	1,000,000	1,000,000	4,200,000	4,700,000	3,500,000	3,300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Small Cap Portfolio		PowerShares Dynamic Small Cap Value Portfolio		PowerShares FTSE NASDAQ Small Cap Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	For the Period April 1, 2008* Through April 30, 2008
OPERATIONS:
Net investment income (loss)	$22,528	$24,860	$441,591	$978,923	$1,964	$(174)
Net realized gain (loss) on investments	689,637	(890,101)	930,628	(11,685,838)	(16,711)	(90)
Net change in unrealized appreciation (depreciation) on investments	(4,822,827)	15,596	(27,431,467)	(4,447,006)	(727,017)	(9,399)
Net decrease in net assets resulting from operations	(4,110,662)	(849,645)	(26,059,248)	(15,153,921)	(741,764)	(9,663)
Undistributed net investment income (loss) included in the price of units issued and redeemed	3,830	21,115	25,565	(190,409)	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,736)	(24,996)	(370,380)	(1,007,247)	—	—
Return of capital	—	(66,108)	—	(2,478,948)	—	—
Total distributions to shareholders	(15,736)	(91,104)	(370,380)	(3,486,195)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,392,235	19,213,060	82,094,336	158,114,517	—	2,572,555
Value of shares repurchased	(16,608,817)	(9,963,930)	(74,589,217)	(165,487,537)	—	—
Net income equalization	(3,830)	(21,115)	(25,565)	190,409	—	—
Net increase (decrease) in net assets resulting from shares transactions	1,779,588	9,228,015	7,479,554	(7,182,611)	—	2,572,555
Increase (Decrease) in Net Assets	(2,342,980)	8,308,381	(18,924,509)	(26,013,136)	(741,764)	2,562,892
NET ASSETS:
Beginning of period	16,313,517	8,005,136	91,666,726	117,679,862	2,562,892	—
End of period	$13,970,537	$16,313,517	$72,742,217	$91,666,726	$1,821,128	$2,562,892
Undistributed net investment income (loss) at end of period	$10,622	$—	$96,776	$—	$1,964	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	800,000	5,200,000	9,200,000	—	100,000
Shares repurchased	(700,000)	(400,000)	(4,800,000)	(9,700,000)	—	—
Shares outstanding, beginning of period	700,000	300,000	5,800,000	6,300,000	100,000	—
Shares outstanding, end of period	800,000	700,000	6,200,000	5,800,000	100,000	100,000

Statements of Changes in Net Assets (Continued)

	PowerShares Zacks Micro Cap Portfolio		PowerShares Zacks Small Cap Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income	$456,461	$1,455,636	$95,364	$455,405
Net realized loss on investments	(11,532,161)	(21,909,812)	(5,751,246)	(833,386)
Net change in unrealized depreciation on investments	(12,107,461)	(20,949,782)	(6,518,283)	(7,926,121)
Net decrease in net assets resulting from operations	(23,183,161)	(41,403,958)	(12,174,165)	(8,304,102)
Undistributed net investment income (loss) included in the price of units issued and redeemed	24,999	(221,325)	19,202	(96,877)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(981,190)	(1,084,217)	(174,158)	(359,366)
Total distributions to shareholders	(981,190)	(1,084,217)	(174,158)	(359,366)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	36,345,966	135,042,430	16,312,941	69,573,912
Value of shares repurchased	(47,295,963)	(190,796,918)	(19,252,876)	(92,810,601)
Net income equalization	(24,999)	221,325	(19,202)	96,877
Net decrease in net assets resulting from shares transactions	(10,974,996)	(55,533,163)	(2,959,137)	(23,139,812)
Decrease in Net Assets	(35,114,348)	(98,242,663)	(15,288,258)	(31,900,157)
NET ASSETS:
Beginning of period	94,067,527	192,310,190	39,629,782	71,529,939
End of period	$58,953,179	$94,067,527	$24,341,524	$39,629,782
Undistributed net investment income at end of period	$71,293	$571,023	$796	$60,388
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,000,000	8,300,000	700,000	2,600,000
Shares repurchased	(3,900,000)	(11,900,000)	(900,000)	(3,500,000)
Shares outstanding, beginning of period	6,900,000	10,500,000	1,700,000	2,600,000
Shares outstanding, end of period	6,000,000	6,900,000	1,500,000	1,700,000

See Notes to Financial Statements.

Financial Highlights

PowerShares Dynamic Aggressive Growth Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period December 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.66	$26.38	$24.86
Net investment loss**	(0.04)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments	(7.48)	(0.57)	1.57
Total from operations	(7.52)	(0.72)	1.52
Net asset value at end of period	$18.14	$25.66	$26.38
Share price at end of period***	$18.16
NET ASSET VALUE, TOTAL RETURN****	(29.31)%	(2.73)%	6.11%
SHARE PRICE TOTAL RETURN****	(29.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,883	$12,831	$10,552
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.86%	0.75	%†
Expenses, prior to Waivers and/or Recapture	1.57%†	1.94%	1.76	%†
Net investment loss, after Waivers and/or Recapture	(0.31)%†	(0.57)%	(0.50	)%†
Portfolio turnover rate ††	26%	94%	11%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$(0.06)	$0.01

PowerShares Dynamic Deep Value Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period December 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.78	$26.31	$24.99
Net investment income**	0.17	0.32	0.22
Net realized and unrealized gain (loss) on investments	(6.32)	(2.41)	1.17
Total from operations	(6.15)	(2.09)	1.39
Distributions to shareholders from:
Net investment income	(0.18)	(0.44)	(0.07)
Net asset value at end of period	$17.45	$23.78	$26.31
Share price at end of period***	$17.45
NET ASSET VALUE, TOTAL RETURN****	(26.05)%	(8.05)%	5.59%
SHARE PRICE TOTAL RETURN****	(26.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,982	$7,133	$15,786
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.82%	0.74	%†
Expenses, prior to Waivers and/or Recapture	1.84%†	1.65%	1.55	%†
Net investment income, after Waivers and/or Recapture	1.44%†	1.28%	2.40	%†
Portfolio turnover rate ††	42%	100%	7%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.02)	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Growth Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.33	$17.46	$16.35	$14.11	$14.83
Net investment income (loss)**	0.03	0.07	0.02	(0.01)	—	(a)
Net realized and unrealized gain (loss) on investments	(5.30)	(0.16)	1.11	2.25	(0.72)
Total from operations	(5.27)	(0.09)	1.13	2.24	(0.72)
Distributions to shareholders from:
Net investment income	(0.01)	(0.04)	(0.02)	— (a)	—
Return of capital	—	—	— (a)	—	—
Total distributions	(0.01)	(0.04)	(0.02)	—	—
Net asset value at end of period	$12.05	$17.33	$17.46	$16.35	$14.11
Share price at end of period***	$12.05
NET ASSET VALUE, TOTAL RETURN****	(30.41)%	(0.56)%	6.92%	15.89%	(4.87)%
SHARE PRICE TOTAL RETURN****	(30.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$382,050	$665,609	$277,598	$148,750	$8,467
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.62%†	0.63%	0.63%	0.64%	0.63	%†
Expenses, prior to Waivers and/or Recapture	0.60%†	0.60%	0.68%	0.80%	2.45	%†
Net investment income (loss), after Waivers and/or Recapture	0.35%†	0.37%	0.13%	(0.04)%	0.13	%†
Portfolio turnover rate ††	37%	46%	57%	73%	2%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.01)	$0.02	$— (a)	—	—

PowerShares Dynamic Large Cap Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.92	$27.00	$25.18
Net investment income**	0.14	0.27	0.12
Net realized and unrealized gain (loss) on investments	(6.84)	(1.14)	1.78
Total from operations	(6.70)	(0.87)	1.90
Distributions to shareholders from:
Net investment income	(0.18)	(0.21)	(0.08)
Net asset value at end of period	$19.04	$25.92	$27.00
Share price at end of period***	$19.10
NET ASSET VALUE, TOTAL RETURN****	(26.00)%	(3.26)%	7.55%
SHARE PRICE TOTAL RETURN****	(25.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$30,461	$25,922	$10,798
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.73%	0.74%†
Expenses, prior to Waivers and/or Recapture	0.99%†	1.38%	1.45%†
Net investment income, after Waivers and/or Recapture	1.16%†	1.03%	1.05%†
Portfolio turnover rate ††	23%	49%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04	$0.06	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Value Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.27	$20.72	$17.41	$14.52	$15.00
Net investment income**	0.20	0.43	0.39	0.28	0.05
Net realized and unrealized gain (loss) on investments	(4.74)	(1.40)	3.21	2.85	(0.52)
Total from operations	(4.54)	(0.97)	3.60	3.13	(0.47)
Distributions to shareholders from:
Net investment income	(0.21)	(0.48)	(0.29)	(0.24)	(0.01)
Net asset value at end of period	$14.52	$19.27	$20.72	$17.41	$14.52
Share price at end of period***	$14.59
NET ASSET VALUE, TOTAL RETURN****	(23.76)%	(4.78)%	20.85%	21.71%	(3.11)%
SHARE PRICE TOTAL RETURN****	(23.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$209,114	$252,489	$292,130	$90,532	$10,166
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.65%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.61%†	0.59%	0.67%	0.94%	2.16%†
Net investment income, after Waivers and/or Recapture	2.30%†	2.14%	2.00%	1.75%	1.99%†
Portfolio turnover rate ††	21%	22%	16%	29%	0%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$— (a)	$0.03	—	—

PowerShares Dynamic Mid Cap Growth Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.29	$21.09	$18.79	$13.92	$15.01
Net investment income (loss)**	(0.02)	— (a)	(0.03)	0.28	(0.01)
Net realized and unrealized gain (loss) on investments	(7.82)	1.20	2.44	4.59	(1.08)
Total from operations	(7.84)	1.20	2.41	4.87	(1.09)
Distributions to shareholders from:
Net investment income	—	—	(0.11)	—	—
Return of capital	—	— (a)	— (a)	—	—
Total distributions	—	—	(0.11)	—	—
Net asset value at end of period	$14.45	$22.29	$21.09	$18.79	$13.92
Share price at end of period***	$14.46
NET ASSET VALUE, TOTAL RETURN****	(35.17)%	5.70%	12.91%	34.99%	(7.30)%
SHARE PRICE TOTAL RETURN****	(35.13)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$209,588	$390,146	$189,794	$103,325	$8,349
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.65%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.61%†	0.60%	0.73%	0.90%	2.45%†
Net investment income (loss), after Waivers and/or Recapture	(0.17)%†	(0.01)%	(0.15)%	1.56%	(0.20)%†
Portfolio turnover rate ††	40%	80%	69%	86%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.01)	$0.02	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Mid Cap Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.47	$27.98	$25.26
Net investment income**	0.06	0.11	0.10
Net realized and unrealized gain (loss) on investments	(9.21)	(2.49)	2.68
Total from operations	(9.15)	(2.38)	2.78
Distributions to shareholders from:
Net investment income	(0.07)	(0.13)	(0.06)
Net asset value at end of period	$16.25	$25.47	$27.98
Share price at end of period***	$16.22
NET ASSET VALUE, TOTAL RETURN****	(36.02)%	(8.54)%	11.04%
SHARE PRICE TOTAL RETURN****	(36.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,250	$25,469	$11,190
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.73%	0.74	%†
Expenses, prior to Waivers and/or Recapture	1.13%†	1.34%	1.55	%†
Net investment income, after Waivers and/or Recapture	0.49%†	0.42%	0.91	%†
Portfolio turnover rate ††	40%	99%	7%
Undistributed net investment loss included in price of units issued and redeemed**#	$— (a)	$(0.01)	$—	(a)

PowerShares Dynamic Mid Cap Value Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.89	$20.25	$17.22	$14.47	$15.10
Net investment income**	0.12	0.22	0.29	0.22	0.15
Net realized and unrealized gain (loss) on investments	(5.97)	(3.32)	2.97	2.78	(0.76)
Total from operations	(5.85)	(3.10)	3.26	3.00	(0.61)
Distributions to shareholders from:
Net investment income	(0.14)	(0.26)	(0.23)	(0.25)	(0.02)
Net asset value at end of period	$10.90	$16.89	$20.25	$17.22	$14.47
Share price at end of period***	$10.88
NET ASSET VALUE, TOTAL RETURN****	(34.92)%	(15.47)%	19.14%	20.85%	(4.07)%
SHARE PRICE TOTAL RETURN****	(35.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$45,764	$79,380	$109,356	$56,815	$10,126
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.67%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.73%†	0.68%	0.82%	1.13%	2.14%†
Net investment income, after Waivers and/or Recapture	1.54%†	1.14%	1.64%	1.33%	6.34%†
Portfolio turnover rate ††	45%	53%	43%	117%	1%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$— (a)	$0.01	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.71	$18.59	$18.51	$13.90	$15.11
Net investment income (loss)**	— (a)	(0.05)	(0.05)	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	(3.87)	(2.83)	0.13	4.50	(1.20)
Total from operations	(3.87)	(2.88)	0.08	4.61	(1.21)
Net asset value at end of period	$11.84	$15.71	$18.59	$18.51	$13.90
Share price at end of period***	$11.79
NET ASSET VALUE, TOTAL RETURN****	(24.63)%	(15.49)%	0.43%	33.17%	(8.02)%
SHARE PRICE TOTAL RETURN****	(24.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$41,440	$51,846	$61,347	$118,465	$9,727
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.65%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.80%†	0.77%	0.84%	0.90%	2.34%†
Net investment income (loss), after Waivers and/or Recapture	0.02%†	(0.27)%	(0.32)%	0.65%	(0.48)%†
Portfolio turnover rate ††	47%	78%	114%	120%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$— (a)	$(0.02)	—	—

PowerShares Dynamic Small Cap Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.31	$26.68	$25.17
Net investment income**	0.03	0.06	—	(a)
Net realized and unrealized gain (loss) on investments	(5.86)	(3.13)	1.51
Total from operations	(5.83)	(3.07)	1.51
Distributions to shareholders from:
Net investment income	(0.02)	(0.08)	—	(a)
Return of capital	—	(0.22)	—
Total distribution	(0.02)	(0.30)	—
Net asset value at end of period	$17.46	$23.31	$26.68
Share price at end of period***	$17.26
NET ASSET VALUE, TOTAL RETURN****	(25.03)%	(11.61)%	6.01%
SHARE PRICE TOTAL RETURN****	(25.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,971	$16,314	$8,005
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.79%	0.74	%†
Expenses, prior to Waivers and/or Recapture	1.31%†	1.96%	1.55	%†
Net investment income, after Waivers and/or Recapture	0.27%†	0.26%	0.04	%†
Portfolio turnover rate ††	43%	103%	52%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.05	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Value Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.80	$18.68	$17.01	$13.79	$15.06
Net investment income**	0.07	0.16	0.13	0.11	0.01
Net realized and unrealized gain (loss) on investments	(4.08)	(2.47)	1.67	3.22	(1.28)
Total from operations	(4.01)	(2.31)	1.80	3.33	(1.27)
Distributions to shareholders from:
Net investment income	(0.06)	(0.16)	(0.13)	(0.11)	—
Return of capital	—	(0.41)	—	—	—
Total distribution	(0.06)	(0.57)	(0.13)	(0.11)	—
Net asset value at end of period	$11.73	$15.80	$18.68	$17.01	$13.79
Share price at end of period***	$11.71
NET ASSET VALUE, TOTAL RETURN****	(25.48)%	(12.51)%	10.64%	24.20%	(8.46)%
SHARE PRICE TOTAL RETURN****	(25.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$72,742	$91,667	$117,680	$66,339	$9,651
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.66%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.70%†	0.67%	0.80%	1.06%	2.36%†
Net investment income, after Waivers and/or Recapture	0.95%†	0.91%	0.73%	0.73%	0.45%†
Portfolio turnover rate ††	44%	86%	76%	118%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.03)	$0.01	—	—

PowerShares FTSE NASDAQ Small Cap Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	For the Period April 1, 2008* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.63	$25.73
Net investment income**	0.02	—	(a)
Net realized and unrealized loss on investments	(7.44)	(0.10)
Total from operations	(7.42)	(0.10)
Net asset value at end of period	$18.21	$25.63
Share price at end of period***	$18.25
NET ASSET VALUE, TOTAL RETURN****	(28.95)%	(0.39	)%(b)
SHARE PRICE TOTAL RETURN****	(29.24)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,821	$2,563
Ratio to average net assets of:
Expenses	0.70%†	0.70	%†
Net investment (income) loss	0.16%†	(0.09	)%†
Portfolio turnover rate ††	4%	0%
Undistributed net investment income included in price of units issued and redeemed**#	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (0.50)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Zacks Micro Cap Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period August 18, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.63	$18.32	$17.47	$14.79
Net investment income**	0.07	0.16	0.06	—	(a)
Net realized and unrealized gain (loss) on investments	(3.73)	(4.73)	0.81	2.69
Total from operations	(3.66)	(4.57)	0.87	2.69
Distributions to shareholders from:
Net investment income	(0.14)	(0.12)	(0.02)	(0.01)
Return of capital	—	—	—	—	(a)
Total distributions	(0.14)	(0.12)	(0.02)	(0.01)
Net asset value at end of period	$9.83	$13.63	$18.32	$17.47
Share price at end of period***	$9.82
NET ASSET VALUE, TOTAL RETURN****	(27.12)%	(25.07)%	4.99%	18.20%
SHARE PRICE TOTAL RETURN****	(27.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,953	$94,068	$192,310	$158,976
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.70%	0.71%	0.72	%†
Expenses, prior to Waivers and/or Recapture	0.79%†	0.71%	0.78%	0.82	%†
Net investment income, after Waivers and/or Recapture	1.06%†	0.99%	0.36%	0.01	%†
Portfolio turnover rate ††	24%	54%	72%	78%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.03)	$0.01	—

PowerShares Zacks Small Cap Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period February 16, 2006* Through
	(Unaudited)	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.31	$27.51		$26.76	$25.41
Net investment income**	0.06	0.22	†††	0.05	0.02
Net realized and unrealized gain (loss) on investments	(7.04)	(4.23)		0.76	1.33
Total from operations	(6.98)	(4.01)		0.81	1.35
Distributions to shareholders from:
Net investment income	(0.10)	(0.19)		(0.06)	—
Return of capital	—	—		— (a)	—
Total distributions	(0.10)	(0.19)		(0.06)	—
Net asset value at end of period	$16.23	$23.31		$27.51	$26.76
Share price at end of period***	$16.10
NET ASSET VALUE, TOTAL RETURN****	(30.08)%	(14.66)%		3.03%	5.31%
SHARE PRICE TOTAL RETURN****	(30.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,342	$39,630		$71,530	$58,866
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.70%		0.71%	0.75	%†
Expenses, prior to Waivers and/or Recapture	0.97%†	0.83%		0.89%	1.17	%†
Net investment income, after Waivers and/or Recapture	0.51%†	0.81	%†††	0.19%	0.30	%†
Portfolio turnover rate ††	29%	58%		87%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.05)		$— (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Books-A-Million, Inc. on July 5, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.19 and 0.72%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offered seventy-five portfolios. This report includes the following portfolios:

PowerShares Dynamic Aggressive Growth Portfolio	"Dynamic Aggressive Growth Portfolio"

PowerShares Dynamic Deep Value Portfolio	"Dynamic Deep Value Portfolio"

PowerShares Dynamic Large Cap Growth Portfolio	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Portfolio	"Dynamic Large Cap Portfolio"

PowerShares Dynamic Large Cap Value Portfolio	"Dynamic Large Cap Value Portfolio"

PowerShares Dynamic Mid Cap Growth Portfolio	"Dynamic Mid Cap Growth Portfolio"

PowerShares Dynamic Mid Cap Portfolio	"Dynamic Mid Cap Portfolio"

PowerShares Dynamic Mid Cap Value Portfolio	"Dynamic Mid Cap Value Portfolio"

PowerShares Dynamic Small Cap Growth Portfolio	"Dynamic Small Cap Growth Portfolio"

PowerShares Dynamic Small Cap Portfolio	"Dynamic Small Cap Portfolio"

PowerShares Dynamic Small Cap Value Portfolio	"Dynamic Small Cap Value Portfolio"

PowerShares FTSE NASDAQ Small Cap Portfolio	"FTSE NASDAQ Small Cap Portfolio"

PowerShares Zacks Micro Cap Portfolio	"Zacks Micro Cap Portfolio"

PowerShares Zacks Small Cap Portfolio	"Zacks Small Cap Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the New York Stock Exchange Arca, Inc. except for Shares of the FTSE NASDAQ Small Cap Portfolio. The Shares of FTSE NASDAQ Small Cap Portfolio are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
Dynamic Aggressive Growth Portfolio	Dynamic Aggressive Growth IntellidexSM Index

Dynamic Deep Value Portfolio	Dynamic Deep Value IntellidexSM Index

Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index

Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index

Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index

Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index

Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Fund	Index
Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index

FTSE NASDAQ Small Cap Portfolio	FTSE NASDAQ Small Cap Index

Zacks Micro Cap Portfolio	Zacks Micro Cap Index

Zacks Small Cap Portfolio	Zacks Small Cap Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

The Funds may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for FTSE NASDAQ Small Cap Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The FTSE NASDAQ Small Cap Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

other administrative services. Each Fund (except for FTSE NASDAQ Small Cap Portfolio) has agreed to pay an annual fee of 0.50% of each Fund's average daily net assets. The FTSE NASDAQ Small Cap Portfolio has agreed to pay an annual unitary management fee of 0.70% of its average daily net assets and the Adviser has agreed to pay for substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the management fee, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement,") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except for the FTSE NASDAQ Small Cap Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the FTSE NASDAQ Small Cap Portfolio. Accordingly, expenses of this Fund borne by the Adviser are not subject to recapture.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "Waivers and/or Recapture".

During the period ended October 31, 2008, the amount of Waivers and/or Recapture was as follows:

(Waivers) and/or Recapture
Dynamic Aggressive Growth Portfolio	$(55,170)
Dynamic Deep Value Portfolio	(55,931)
Dynamic Large Cap Growth Portfolio	44,984
Dynamic Large Cap Portfolio	(47,924)
Dynamic Large Cap Value Portfolio	30,239
Dynamic Mid Cap Growth Portfolio	43,648
Dynamic Mid Cap Portfolio	(53,463)
Dynamic Mid Cap Value Portfolio	(36,709)
Dynamic Small Cap Growth Portfolio	(44,159)
Dynamic Small Cap Portfolio	(55,998)
Dynamic Small Cap Value Portfolio	(31,073)
Zacks Micro Cap Portfolio	(40,011)
Zacks Small Cap Portfolio	(50,506)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2008 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amount	04/30/09	04/30/10	04/30/11	10/31/11
Dynamic Aggressive Growth Portfolio	$209,352	$—	$33,491	$120,691	$55,170
Dynamic Deep Value Portfolio	206,800	—	38,565	112,304	55,931
Dynamic Large Cap Growth Portfolio	1,745	—	—	572	1,173
Dynamic Large Cap Portfolio	195,872	—	38,552	109,396	47,924
Dynamic Large Cap Value Portfolio	113,046	—	111,431	1,615	—
Dynamic Mid Cap Growth Portfolio	130,956	—	101,964	26,181	2,811
Dynamic Mid Cap Portfolio	201,038	—	39,219	108,356	53,463
Dynamic Mid Cap Value Portfolio	305,341	84,984	132,535	51,113	36,709
Dynamic Small Cap Growth Portfolio	349,051	78,304	142,404	84,184	44,159
Dynamic Small Cap Portfolio	212,846	—	40,892	115,956	55,998
Dynamic Small Cap Value Portfolio	300,801	89,644	134,255	45,829	31,073
Dynamic Zacks Micro Cap Portfolio	259,615	65,312	120,775	33,517	40,011
Dynamic Zacks Small Cap Portfolio	272,595	20,987	114,734	86,368	50,506

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensor:

Fund	Licensor
Dynamic Aggressive Growth Portfolio	American Stock Exchange

Dynamic Deep Value Portfolio	American Stock Exchange

Dynamic Large Cap Growth Portfolio	American Stock Exchange

Dynamic Large Cap Portfolio	American Stock Exchange

Dynamic Large Cap Value Portfolio	American Stock Exchange

Dynamic Mid Cap Growth Portfolio	American Stock Exchange

Dynamic Mid Cap Portfolio	American Stock Exchange

Dynamic Mid Cap Value Portfolio	American Stock Exchange

Dynamic Small Cap Growth Portfolio	American Stock Exchange

Dynamic Small Cap Portfolio	American Stock Exchange

Dynamic Small Cap Value Portfolio	American Stock Exchange

FTSE NASDAQ Small Cap Portfolio	NASDAQ OMX Group, Inc.

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Zacks Small Cap Value Portfolio	Zacks Investment Research, Inc.

The index name trademarks are owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than FTSE NASDAQ Small Cap Portfolio) are required to pay the sub-licensing fees which are shown on the

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Statements of Operations. The Adviser is required to pay the sub-licensing fee on behalf of the FTSE NASDAQ Small Cap Portfolio.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Supplemental Information

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level.

Level 1 – Quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Aggressive Growth Portfolio	$10,909,025	$—	$—	$10,909,025
Dynamic Deep Value Portfolio	7,141,976	—	—	7,141,976
Dynamic Large Cap Growth Portfolio	382,222,965	—	—	382,222,965
Dynamic Large Cap Portfolio	30,511,496	—	—	30,511,496
Dynamic Large Cap Value Portfolio	208,706,233	—	—	208,706,233
Dynamic Mid Cap Growth Portfolio	209,819,256	—	—	209,819,256

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Mid Cap Portfolio	$16,364,802	$—	$—	$16,364,802
Dynamic Mid Cap Value Portfolio	45,769,858	—	—	45,769,858
Dynamic Small Cap Growth Portfolio	41,418,098	—	—	41,418,098
Dynamic Small Cap Portfolio	14,054,343	—	—	14,054,343
Dynamic Small Cap Value Portfolio	72,931,122	—	—	72,931,122
FTSE NASDAQ Small Cap Portfolio	1,777,697	2,023	9	1,779,729
Zacks Micro Cap Portfolio	58,904,017	—	—	58,904,017
Zacks Small Cap Value Portfolio	24,405,242	—	—	24,405,242

Note 5. Federal Income Taxes

At October 31, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year were as follows:

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Dynamic Aggressive Growth Portfolio	$13,852,093	$(2,943,068)	$79,516	$(3,022,584)
Dynamic Deep Value Portfolio	9,667,576	(2,525,600)	39,313	(2,564,913)
Dynamic Large Cap Growth Portfolio	536,872,198	(154,649,233)	—	(154,649,233)
Dynamic Large Cap Portfolio	38,982,515	(8,471,019)	29,575	(8,500,594)
Dynamic Large Cap Value Portfolio	274,767,392	(66,061,159)	1,134,374	(67,195,533)
Dynamic Mid Cap Growth Portfolio	316,399,499	(106,580,243)	1,958,544	(108,538,787)
Dynamic Mid Cap Portfolio	23,063,638	(6,698,836)	75,165	(6,774,001)
Dynamic Mid Cap Value Portfolio	71,428,152	(25,658,294)	98,724	(25,757,018)
Dynamic Small Cap Growth Portfolio	54,927,448	(13,509,350)	263,165	(13,772,515)
Dynamic Small Cap Portfolio	18,613,997	(4,559,654)	139,955	(4,699,609)
Dynamic Small Cap Value Portfolio	100,002,018	(27,070,896)	1,466,386	(28,537,282)
FTSE NASDAQ Small Cap Portfolio	2,516,145	(736,416)	74,872	(811,288)
Zacks Micro Cap Portfolio	79,081,495	(20,177,478)	2,116,024	(22,293,502)
Zacks Small Cap Value Portfolio	36,516,122	(12,110,880)	556,637	(12,667,517)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Fund's fiscal year end.

Note 6. Investment Transactions

For the six months ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Aggressive Growth Portfolio	$3,127,147	$3,264,597
Dynamic Deep Value Portfolio	3,769,978	3,863,719
Dynamic Large Cap Growth Portfolio	213,930,341	216,408,759
Dynamic Large Cap Portfolio	6,418,521	6,610,989
Dynamic Large Cap Value Portfolio	51,136,002	54,401,374

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

	Purchases	Sales
Dynamic Mid Cap Growth Portfolio	$146,676,233	$143,995,701
Dynamic Mid Cap Portfolio	8,676,286	8,888,597
Dynamic Mid Cap Value Portfolio	31,922,879	31,679,357
Dynamic Small Cap Growth Portfolio	23,778,925	24,286,863
Dynamic Small Cap Portfolio	7,177,383	7,289,340
Dynamic Small Cap Value Portfolio	39,793,662	41,150,778
FTSE NASDAQ Small Cap Portfolio	93,388	125,711
Zacks Micro Cap Portfolio	20,403,240	21,396,037
Zacks Small Cap Value Portfolio	10,505,366	10,643,131

For the six month ended October 31, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Dynamic Aggressive Growth Portfolio	$17,955,050	$16,050,947
Dynamic Deep Value Portfolio	13,580,810	10,661,042
Dynamic Large Cap Growth Portfolio	310,552,701	408,882,528
Dynamic Large Cap Portfolio	26,439,980	12,469,448
Dynamic Large Cap Value Portfolio	139,737,260	110,878,026
Dynamic Mid Cap Growth Portfolio	311,479,675	360,406,430
Dynamic Mid Cap Portfolio	19,540,078	20,801,721
Dynamic Mid Cap Value Portfolio	54,963,828	62,106,096
Dynamic Small Cap Growth Portfolio	46,442,442	42,583,806
Dynamic Small Cap Portfolio	17,990,399	16,060,581
Dynamic Small Cap Value Portfolio	84,953,605	75,806,793
FTSE NASDAQ Small Cap Portfolio	—	—
Zacks Micro Cap Portfolio	34,913,250	45,765,708
Zacks Small Cap Value Portfolio	16,075,336	19,061,463

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to the FTSE NASDAQ Small Cap Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Indexed-based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-5

2008 Semi-Annual Report to Shareholders

October 31, 2008

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Growth Rate Dividend
AchieversTM Portfolio

PowerShares High Yield Equity Dividend
AchieversTM Portfolio

PowerShares International Dividend
AchieversTM Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Dividend Income Portfolios

Schedules of Investments

PowerShares Buyback AchieversTM Portfolio	6

PowerShares Dividend AchieversTM Portfolio	10

PowerShares Financial Preferred Portfolio	14

PowerShares High Growth Rate Dividend AchieversTM Portfolio	15

PowerShares High Yield Equity Dividend AchieversTM Portfolio	18

PowerShares International Dividend AchieversTM Portfolio	20

Statements of Assets and Liabilities	22

Statements of Operations	24

Statements of Changes in Net Assets	26

Financial Highlights	28

Notes to Financial Statements	31

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PKW	PowerShares Buyback Achievers(TM) Portfolio	12/20/06	470	212	32	8	1	1	0
PFM	PowerShares Dividend Achievers(TM) Portfolio	9/15/05	789	422	51	9	3	0	3
PGF	PowerShares Financial Preferred Portfolio	12/1/06	483	203	125	43	11	13	38
PHJ	PowerShares High Growth Rate Dividend Achievers(TM) Portfolio	9/15/05	789	405	29	9	2	1	3
PEY	PowerShares High Yield Equity Dividend Achievers(TM) Portfolio	12/9/04	982	386	30	4	3	0	1
PID	PowerShares International Dividend Achievers(TM) Portfolio	9/15/05	789	390	30	8	1	1	1

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PKW	206	8	2	0	0	0
PFM	295	4	1	1	0	0
PGF	44	4	2	0	0	0
PHJ	323	10	2	1	1	3
PEY	484	63	8	1	1	1
PID	273	44	29	8	3	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Buyback AchieversTM Portfolio Actual	$1,000.00	$741.18	0.70%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Dividend AchieversTM Portfolio Actual	$1,000.00	$766.02	0.60%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares Financial Preferred Portfolio Actual	$1,000.00	$659.57	0.70%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares High Growth Rate Dividend AchieversTM Portfolio Actual	$1,000.00	$724.20	0.60%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares High Yield Equity Dividend AcheiversTM Portfolio Actual	$1,000.00	$837.67	0.60%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares International Dividend AchieversTM Portfolio Actual	$1,000.00	$594.66	0.59%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

5

Portfolio Composition

PowerShares Buyback AchieversTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Consumer Discretionary	22.0
Information Technology	19.4
Health Care	17.1
Financials	14.8
Energy	7.0
Industrials	6.5
Consumer Staples	6.5
Utilities	3.5
Materials	2.7
Telecommunication Services	0.4
Money Market Fund	0.4
Other	(0.3)

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—22.0%
1,708	Aeropostale, Inc.*	$41,351
626	AFC Enterprises, Inc.*	3,042
132	Aldila, Inc.	568
462	Ambassadors Group, Inc.	4,823
1,181	American Greetings Corp., Class A	13,794
1,486	AnnTaylor Stores Corp.*	18,679
432	Arctic Cat, Inc.	3,275
4,512	AutoNation, Inc.*	30,997
1,481	AutoZone, Inc.*	188,516
1,405	Barnes & Noble, Inc.	26,526
6,633	Bed Bath & Beyond, Inc.*	170,932
10,532	Best Buy Co., Inc.	282,363
2,095	Big Lots, Inc.*	51,181
1,532	Black & Decker (The) Corp.	77,550
886	Blyth, Inc.	7,620
2,589	Brinker International, Inc.	24,078
1,749	Callaway Golf Co.	18,295
552	CBRL Group, Inc.	10,996
612	CEC Entertainment, Inc.*	15,716
10,295	Charter Communications, Inc., Class A*	4,530
1,584	Cheesecake Factory (The)*	13,939
1,592	Choice Hotels International, Inc.	43,525
858	Christopher & Banks Corp.	4,479
1,258	CKE Restaurants, Inc.	10,680
1,860	Dillard's, Inc., Class A	9,914
28,354	DIRECTV Group (The), Inc.*	620,669
2,309	Dollar Tree, Inc.*	87,788
2,211	Entravision Communications Corp., Class A*	4,179
703	Ethan Allen Interiors, Inc.	12,577

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,322	Expedia, Inc.*	$69,632
3,569	Family Dollar Stores, Inc.	96,042
186	Famous Dave's Of America, Inc.*	779
602	Gaiam, Inc., Class A*	4,936
18,172	Gap (The), Inc.	235,146
550	Group 1 Automotive, Inc.	5,528
710	Gymboree (The) Corp.*	18,361
6,011	Harley-Davidson, Inc.	147,149
1,528	Harman International Industries, Inc.	28,069
1,299	Harris Interactive, Inc.*	1,507
1,546	Harte-Hanks, Inc.	10,853
3,603	Hasbro, Inc.	104,739
43,383	Home Depot, Inc.	1,023,404
273	Hooker Furniture Corp.	2,487
7,583	International Game Technology	106,162
1,408	Jack in the Box, Inc.*	28,301
2,034	Jones Apparel Group, Inc.	22,598
1,365	Journal Communications, Inc., Class A	3,413
2,333	Lamar Advertising Co., Class A*	35,392
398	Landry's Restaurants, Inc.	4,995
4,106	Leggett & Platt, Inc.	71,280
7,919	Liberty Global, Inc., Series A*	130,584
2,847	Liberty Media Corp. - Capital, Series A*	19,388
293	Lifetime Brands, Inc.	1,436
8,678	Limited Brands, Inc.	103,962
10,742	Macy's, Inc.	132,019
8,917	Marriott International, Inc., Class A	186,098
2,020	Marvel Entertainment, Inc.*	65,024
8,033	McGraw-Hill Cos, Inc.	215,606
564	Media General, Inc., Class A	4,303

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
406	Midas, Inc.*	$5,290
473	Monro Muffler, Inc.	10,184
5,505	Nordstrom, Inc.	99,585
139	NVR, Inc.*	68,139
690	Papa John's International, Inc.*	15,566
819	Polaris Industries, Inc.	27,576
1,211	Pool Corp.	21,084
296	Pre-Paid Legal Services, Inc.*	11,686
360	RC2 Corp.*	4,572
1,253	Ruby Tuesday, Inc.*	3,020
928	Scholastic Corp.	17,233
3,226	Sears Holdings Corp.*	186,269
1,104	Select Comfort Corp.*	530
2,986	Sherwin-Williams (The) Co.	169,933
1,491	Sonic Corp.*	15,954
960	Stage Stores, Inc.	7,402
460	Stamps.com, Inc.*	4,490
255	Stanley Furniture Co., Inc.	2,509
4,769	Starwood Hotels & Resorts Worldwide, Inc.	107,493
1,912	Tempur-Pedic International, Inc.	14,933
91,514	Time Warner, Inc.	923,376
608	Tween Brands, Inc.*	5,180
15,860	Viacom, Inc., Class B*	320,689
47,928	Walt Disney (The) Co.	1,241,334
2,003	Weight Watchers International, Inc.	62,654
2,698	Williams-Sonoma, Inc.	22,339
706	Winnebago Industries, Inc.	4,194
4,533	Wyndham Worldwide Corp.	37,125
862	Zale Corp.*	14,706
		8,106,820
	Consumer Staples—6.5%
3,527	Clorox (The) Co.	214,477
5,586	Constellation Brands, Inc., Class A*	70,048
5,016	Estee Lauder (The) Cos., Inc., Class A	180,777
10,606	Kimberly-Clark Corp.	650,042
37,599	Kraft Foods, Inc., Class A	1,095,636
704	Lancaster Colony Corp.	22,204
446	Omega Protein Corp.*	3,291
5,394	Pepsi Bottling Group (The), Inc.	124,709
412	USANA Health Sciences, Inc.*	15,631
		2,376,815
	Energy—7.0%
1,187	Cheniere Energy, Inc.*	4,439
818	Energy Partners Ltd.*	3,534
23,565	Exxon Mobil Corp.	1,746,638
22,829	Halliburton Co.	451,786
863	Harvest Natural Resources, Inc.*	7,327
699	Hornbeck Offshore Services, Inc.*	16,636
776	Overseas Shipholding Group, Inc.	29,162

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
544	SEACOR Holdings, Inc.*	$36,540
13,363	Valero Energy Corp.	275,011
		2,571,073
	Financials—14.8%
13,691	Allstate (The) Corp.	361,305
534	AMCORE Financial, Inc.	2,483
229	American Physicians Capital, Inc.	9,368
7,092	AON Corp.	299,992
748	Asset Acceptance Capital Corp.*	6,066
1,188	Bank Mutual Corp.	13,698
273	BankAtlantic Bancorp, Inc., Class A	1,684
2,370	Calamos Asset Management, Inc., Class A	19,458
29,418	Charles Schwab (The) Corp.	562,472
9,209	Chubb (The) Corp.	477,210
397	City Holding Co.	16,610
655	Clifton Savings Bancorp, Inc.	7,140
462	Consumer Portfolio Services, Inc.*	499
829	Dime Community Bancshares, Inc.	13,844
2,964	Eaton Vance Corp.	65,208
638	Financial Federal Corp.	14,770
2,372	First American (The) Corp.	48,413
917	First Financial Bancorp	12,334
300	FirstFed Financial Corp.*	2,685
1,741	Flagstar Bancorp, Inc.	3,308
213	FPIC Insurance Group, Inc.*	9,534
3,906	Friedman Billings Ramsey Group, Inc., Class A REIT	2,461
12,140	Goldman Sachs Group (The), Inc.	1,122,949
675	Greenhill & Co., Inc.	44,530
1,189	Guaranty Bancorp*	5,065
13,246	Hudson City Bancorp, Inc.	249,157
399	Independent Bank Corp.	11,479
86	Indiana Community Bancorp	1,548
386	Infinity Property & Casualty Corp.	15,371
2,830	Investors Bancorp, Inc.*	40,639
4,032	Janus Capital Group, Inc.	47,336
2,266	Knight Capital Group, Inc., Class A*	32,766
360	LandAmerica Financial Group, Inc.	3,546
13,101	Marsh & McLennan Cos., Inc.	384,121
6,981	MBIA, Inc.	68,623
6,125	Moody's Corp.	156,800
3,675	Nationwide Financial Services, Inc., Class A	173,864
829	NBT Bancorp, Inc.	23,113
1,264	Nelnet, Inc., Class A	18,492
339	Old Second Bancorp, Inc.	4,577
392	Portfolio Recovery Associates, Inc.*	14,065
17,255	Progressive Corp. (The)	246,229
153	Provident Financial Holdings, Inc.	880
181	Rome Bancorp, Inc.	1,827
1,304	Selective Insurance Group	30,970

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
113	Southcoast Financial Corp.*	$582
1,249	StanCorp Financial Group, Inc.	42,566
156	Timberland Bancorp Inc/WA	920
2,228	Torchmark Corp.	93,064
14,930	Travelers (The) Cos., Inc.	635,271
338	United PanAm Financial Corp.*	592
759	Waterstone Financial, Inc.*	6,262
565	Wintrust Financial Corp.	14,464
153	WSFS Financial Corp.	7,324
		5,449,534
	Health Care—17.1%
218	America Service Group, Inc.*	1,912
4,048	AmerisourceBergen Corp.	126,581
27,025	Amgen, Inc.*	1,618,527
4,331	Applied Biosystems, Inc.	133,525
397	Aspect Medical Systems, Inc.*	1,310
7,452	Biogen Idec, Inc.*	317,083
9,174	Cardinal Health, Inc.	350,447
565	Chemed Corp.	24,741
7,021	CIGNA Corp.	114,442
6,300	Express Scripts, Inc.*	381,843
649	Haemonetics Corp.*	38,330
4,709	Hlth Corp.*	39,038
338	ICU Medical, Inc.*	10,826
701	Integra LifeSciences Holdings Corp.*	26,316
2,840	Laboratory Corp. of America Holdings*	174,632
472	LCA-Vision, Inc.	1,614
1,875	Lincare Holdings, Inc.*	49,406
12,917	Medco Health Solutions, Inc.*	490,200
841	Par Pharmaceutical Cos., Inc.*	8,410
102,333	Pfizer, Inc.	1,812,317
583	United Therapeutics Corp.*	50,855
13,002	WellPoint, Inc.*	505,388
200	Young Innovations, Inc.	3,400
		6,281,143
	Industrials—6.5%
1,002	Acuity Brands, Inc.	35,030
1,236	American Commercial Lines, Inc.*	9,183
341	American Woodmark Corp.	6,322
143	Amrep Corp.*	4,306
660	Bowne & Co., Inc.	5,141
265	Cascade Corp.	8,748
267	Consolidated Graphics, Inc.*	3,474
841	Corporate Executive Board Co.	25,087
259	CRA International, Inc.*	7,009
658	Diamond Management & Technology Consultants, Inc.	2,619
535	Dollar Thrifty Automotive Group, Inc.*	867
1,384	Dun & Bradstreet (The) Corp.	101,987
291	FreightCar America, Inc.	7,598

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,244	GATX Corp.	$35,516
916	Genesee & Wyoming, Inc., Class A*	30,549
1,513	Graco, Inc.	37,416
1,365	Herman Miller, Inc.	30,030
1,130	HNI Corp.	20,702
18,551	Honeywell International, Inc.	564,877
437	Houston Wire & Cable Co.	5,034
3,209	J.B. Hunt Transport Services, Inc.	91,232
2,753	Joy Global, Inc.	79,782
1,353	Landstar System, Inc.	52,212
1,399	Lennox International, Inc.	41,718
9,193	Masco Corp.	93,309
840	Pacer International, Inc.	9,484
433	Pinnacle Airlines Corp.*	1,182
829	Republic Airways Holdings, Inc.*	12,394
3,718	Rockwell Automation, Inc.	102,877
318	Saia, Inc.*	3,374
18,894	Southwest Airlines Co.	222,571
1,384	SPX Corp.	53,616
443	Standard Parking Corp.*	9,285
938	Toro Co.	31,554
1,067	TrueBlue, Inc.*	8,888
568	United Stationers, Inc.*	21,238
250	USA Truck, Inc.*	3,693
1,947	W.W. Grainger, Inc.	152,976
12,528	Waste Management, Inc.	391,249
1,814	Werner Enterprises, Inc.	35,591
1,191	WESCO International, Inc.*	23,677
223	Willis Lease Finance Corp.*	2,841
		2,386,238
	Information Technology—19.4%
1,620	ADTRAN, Inc.	24,624
9,133	Agilent Technologies, Inc.*	202,661
567	Agilysys, Inc.	2,279
7,683	Altera Corp.	133,300
7,419	Analog Devices, Inc.	158,470
349	Anaren, Inc.*	4,345
11,397	Atmel Corp.*	47,298
1,778	Borland Software Corp.*	2,667
1,553	Brooks Automation, Inc.*	10,638
318	Catapult Communications Corp.*	1,358
6,511	Compuware Corp.*	41,540
2,979	Convergys Corp.*	22,909
893	CSG Systems International, Inc.*	14,851
748	Cymer, Inc.*	18,304
647	Ditech Networks, Inc.*	537
1,343	DST Systems, Inc.*	54,499
2,872	Entegris, Inc.*	7,726
1,200	Fair Isaac Corp.	18,708
2,357	Gartner, Inc.*	43,369

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
535	Gevity HR, Inc.	$1,824
49,692	Hewlett-Packard Co.	1,902,209
422	Integral Systems, Inc./MD*	10,369
1,142	InterDigital, Inc.*	24,873
19,944	International Business Machines Corp.	1,854,193
3,160	Intersil Corp., Class A	43,260
13,884	Juniper Networks, Inc.*	260,186
4,424	KLA-Tencor Corp.	102,858
1,341	Kulicke & Soffa Industries, Inc.*	3,943
4,190	Lawson Software, Inc.*	22,291
5,659	Linear Technology Corp.	128,346
594	Manhattan Associates, Inc.*	9,985
448	MAXIMUS, Inc.	14,309
873	Mettler Toledo International, Inc.*	66,819
57,863	Motorola, Inc.	310,724
5,862	National Semiconductor Corp.	77,203
8,363	NetApp, Inc.*	113,151
922	Newport Corp.*	6,629
2,532	Novellus Systems, Inc.*	40,006
10,175	ON Semiconductor Corp.*	51,994
2,085	Openwave Systems, Inc.*	1,564
295	Performance Technologies, Inc.*	917
474	Pervasive Software, Inc.*	1,967
3,351	QLogic Corp.*	40,279
3,500	RealNetworks, Inc.*	14,980
1,391	S1 Corp.*	8,722
699	Selectica, Inc.*	748
1,496	Semtech Corp.*	18,132
1,366	SonicWALL, Inc.*	6,120
19,232	Sun Microsystems, Inc.*	88,467
21,433	Symantec Corp.*	269,627
120	Tessco Technologies, Inc.*	1,316
33,114	Texas Instruments, Inc.	647,710
4,410	TIBCO Software, Inc.*	22,712
1,855	Varian Semiconductor Equipment Associates, Inc.*	36,395
579	Vignette Corp.*	4,701
557	White Electronic Designs Corp.*	2,222
7,061	Xilinx, Inc.	130,064
		7,151,898
	Materials—2.7%
167	AEP Industries, Inc.*	3,268
1,060	Eagle Materials, Inc.	18,773
1,990	International Flavors & Fragrances, Inc.	63,441
10,921	International Paper Co.	188,060
1,057	Martin Marietta Materials, Inc.	82,848
402	NewMarket Corp.	15,151
4,986	Rohm & Haas Co.	350,766
699	Schnitzer Steel Industries, Inc., Class A	18,824

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
751	Spartech Corp.	$4,776
5,441	Weyerhaeuser Co.	207,955
1,976	Worthington Industries, Inc.	23,850
		977,712
	Telecommunication Services—0.4%
1,518	Premiere Global Services, Inc.*	15,104
44,085	Qwest Communications International, Inc.	126,083
		141,187
	Utilities—3.5%
14,813	Dominion Resources, Inc.	537,415
4,166	DTE Energy Co.	147,060
4,893	Entergy Corp.	381,899
6,027	NRG Energy, Inc.*	140,128
2,668	ONEOK, Inc.	85,109
		1,291,611
	Total Common Stocks and Other Equity Interests
	(Cost $51,899,476)	36,734,031
	Money Market Fund—0.4%
130,618	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $130,618)	130,618
	Total Investments (Cost $52,030,094)—100.3%	36,864,649
	Liabilities in excess of other assets—(0.3%)	(126,928)
	Net Assets—100.0%	$36,737,721

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dividend AchieversTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Consumer Staples	21.7
Financials	20.6
Health Care	14.5
Industrials	12.5
Energy	9.6
Consumer Discretionary	7.1
Telecommunication Services	4.4
Information Technology	4.4
Materials	2.9
Utilities	2.3
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.1%
536	Cato Corp. (The), Class A	$8,319
986	Cedar Fair, L.P.	18,231
5,652	D.R. Horton, Inc.	41,712
2,538	Family Dollar Stores, Inc.	68,298
4,084	Gannett Co., Inc.	44,924
2,925	Genuine Parts Co.	115,099
6,148	H&R Block, Inc.	121,239
4,233	Harley-Davidson, Inc.	103,624
1,135	Harte-Hanks, Inc.	7,968
30,847	Home Depot, Inc.	727,680
1,048	John Wiley & Sons, Inc., Class A	36,449
10,784	Johnson Controls, Inc.	191,200
931	La-Z-Boy, Inc.	5,381
2,974	Leggett & Platt, Inc.	51,629
26,620	Lowe's Cos. Inc.	577,653
555	Matthews International Corp., Class A	24,770
20,426	McDonald's Corp.	1,183,277
5,742	McGraw-Hill Cos (The), Inc.	154,115
401	Media General, Inc., Class A	3,060
827	Meredith Corp.	16,019
2,577	New York Times (The) Co., Class A	25,770
3,873	Nordstrom, Inc.	70,063
595	Polaris Industries, Inc.	20,034
2,372	Ross Stores, Inc.	77,541
2,123	Sherwin-Williams (The) Co.	120,820
1,410	Stanley Works (The)	46,163
992	Talbots (The), Inc.	9,732
13,706	Target Corp.	549,884
7,596	TJX Cos., Inc.	203,269

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,978	VF Corp.	$108,988
1,119	Wolverine World Wide, Inc.	26,297
		4,759,208
	Consumer Staples—21.7%
37,447	Altria Group, Inc.	718,608
13,059	Anheuser-Busch Cos., Inc.	810,050
11,701	Archer-Daniels-Midland Co.	242,562
7,731	Avon Products, Inc.	191,961
2,483	Brown-Forman Corp., Class B	112,728
1,197	Church & Dwight Co., Inc.	70,731
2,508	Clorox (The) Co.	152,511
42,019	Coca-Cola (The) Co.	1,851,356
9,185	Colgate-Palmolive Co.	576,451
4,123	Hershey (The) Co.	153,541
2,425	Hormel Foods Corp.	68,531
7,541	Kimberly-Clark Corp.	462,188
507	Lancaster Colony Corp.	15,991
2,361	McCormick & Co., Inc.	79,471
28,208	PepsiCo, Inc.	1,608,138
52,799	Procter & Gamble (The) Co.	3,407,646
3,798	SUPERVALU, Inc.	54,084
10,933	Sysco Corp.	286,445
987	Tootsie Roll Industries, Inc.	24,547
463	Universal Corp.	18,330
17,978	Walgreen Co.	457,720
58,855	Wal-Mart Stores, Inc.	3,284,697
		14,648,287

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—9.6%
879	Buckeye Partners, L.P.	$35,186
37,313	Chevron Corp.	2,783,551
43,378	Exxon Mobil Corp.	3,215,178
1,911	Helmerich & Payne, Inc.	65,566
891	Holly Corp.	17,490
4,628	Kinder Morgan Energy Partners, L.P.	250,143
1,860	TEPPCO Partners, L.P.	52,954
		6,420,068
	Financials—20.6%
434	1st Source Corp.	9,314
8,649	AFLAC, Inc.	382,978
583	Alexandria Real Estate Equities, Inc.	40,530
9,735	Allstate (The) Corp.	256,907
5,126	Ambac Financial Group, Inc.	13,738
3,760	American Capital Ltd.	52,828
242,958	American International Group, Inc.	464,050
384	Anchor Bancorp Wisconsin, Inc.	2,189
1,657	Arthur J. Gallagher & Co.	40,365
2,276	Associated Banc-Corp	50,209
1,713	Astoria Financial Corp.	32,581
273	BancFirst Corp.	13,759
1,478	BancorpSouth, Inc.	35,871
91,120	Bank of America Corp.	2,202,369
865	Bank of Hawaii Corp.	43,864
292	Bank of the Ozarks, Inc.	8,877
209	BankAtlantic Bancorp, Inc., Class A	1,290
282	Banner Corp.	3,601
9,980	BB&T Corp.	357,783
2,522	Brown & Brown, Inc.	51,751
314	Capital City Bank Group, Inc.	8,792
1,192	CBL & Associates Properties, Inc.	11,002
431	Chemical Financial Corp.	11,322
6,538	Chubb (The) Corp.	338,799
2,918	Cincinnati Financial Corp.	75,839
98,974	Citigroup, Inc.	1,350,995
865	City National Corp.	46,303
3,614	Colonial BancGroup (The), Inc.	14,673
2,733	Comerica, Inc.	75,403
1,309	Commerce Bancshares, Inc.	61,890
541	Community Bank System, Inc.	13,498
271	Community Trust Bancorp, Inc.	9,046
918	Corporate Office Properties Trust SBI MD	28,541
986	Corus Bankshares, Inc.	2,169
1,077	Cullen/Frost Bankers, Inc.	60,280
1,488	CVB Financial Corp.	18,838
2,144	Developers Diversified Realty Corp.	28,236
2,628	Duke Realty Corp.	37,081
443	EastGroup Properties, Inc.	14,832
2,075	Eaton Vance Corp.	45,650

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
930	Erie Indemnity Co., Class A	$34,587
464	Essex Property Trust, Inc.	45,147
1,539	F.N.B. Corp.	20,161
1,070	Federal Realty Investment Trust	65,559
10,488	Fifth Third Bancorp	113,795
288	First Bancorp	5,040
648	First Busey Corp.	12,079
204	First Community Bancshares, Inc.	6,385
377	First Financial Bankshares, Inc.	20,430
229	First Financial Corp.	9,682
213	First Financial Holdings, Inc.	4,622
873	First Midwest Bancorp, Inc.	19,389
369	First State Bancorp	1,365
1,441	FirstMerit Corp.	33,604
386	Flushing Financial Corp.	6,002
1,836	Forest City Enterprises, Inc., Class A	21,830
4,255	Franklin Resources, Inc.	289,340
3,103	Fulton Financial Corp.	32,582
4,786	General Growth Properties, Inc.	19,814
971	Glacier Bancorp, Inc.	19,585
537	Harleysville Group, Inc.	16,958
557	Harleysville National Corp.	7,726
5,390	Hartford Financial Services Group (The), Inc.	55,625
2,083	HCC Insurance Holdings, Inc.	45,951
4,535	HCP, Inc.	135,733
286	Heartland Financial USA, Inc.	6,793
560	Home Properties, Inc.	22,674
216	Horizon Financial Corp.	1,298
227	IBERIABANK Corp.	11,563
403	Independent Bank Corp.	1,479
537	Irwin Financial Corp.	1,181
8,986	Keycorp	109,899
4,807	Kimco Realty Corp.	108,542
2,527	Legg Mason, Inc.	56,074
1,144	Lexington Realty Trust	9,186
1,756	Liberty Property Trust	41,881
4,633	Lincoln National Corp.	79,873
2,003	M&T Bank Corp.	162,443
1,331	Macerich (The) Co.	39,158
350	MainSource Financial Group, Inc.	6,251
4,712	Marshall & Ilsley Corp.	84,957
4,893	MBIA, Inc.	48,098
983	Mercury General Corp.	50,497
36,978	National City Corp.	99,841
1,426	National Penn Bancshares, Inc.	24,156
1,414	National Retail Properties, Inc.	25,212
2,614	Nationwide Financial Services, Inc., Class A	123,668
4,051	Northern Trust Corp.	228,112
1,177	Old National Bancorp	22,292
4,125	Old Republic International Corp.	37,991
237	Old Second Bancorp, Inc.	3,200

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
259	Park National Corp.	$18,842
179	Peoples Bancorp, Inc.	3,428
4,767	ProLogis	66,738
1,255	Protective Life Corp.	10,479
597	Provident Bankshares Corp.	6,370
1,890	Realty Income Corp.	43,697
1,256	Regency Centers Corp.	49,562
378	Renasant Corp.	7,923
383	RLI Corp.	21,980
233	Royal Bancshares of Pennsylvania, Class A	1,193
492	S&T Bancorp, Inc.	16,777
233	S.Y. Bancorp, Inc.	6,417
287	Sandy Spring Bancorp, Inc.	6,162
338	Seacoast Banking Corp. of Florida	3,001
424	Security Bank Corp.	840
3,453	SEI Investments Co.	61,049
258	Simmons First National Corp.	8,003
1,308	South Financial Group (The), Inc.	7,599
265	Southwest Bancorp, Inc.	3,837
389	Sovran Self Storage, Inc.	12,623
711	State Auto Financial Corp.	18,728
7,841	State Street Corp.	339,907
1,313	Sterling Bancshares, Inc.	10,451
169	Suffolk Bancorp	5,484
6,429	SunTrust Banks, Inc.	258,060
1,540	Susquehanna Bancshares, Inc.	23,855
5,901	Synovus Financial Corp.	60,957
4,693	T. Rowe Price Group, Inc.	185,561
559	Tanger Factory Outlet Centers, Inc.	20,219
941	Taubman Centers, Inc.	31,260
2,349	TCF Financial Corp.	41,671
170	Tompkins Financial Corp.	8,330
1,190	Transatlantic Holdings, Inc.	50,992
1,032	Trustmark Corp.	21,177
31,639	U.S. Bancorp	943,159
2,430	UDR, Inc.	48,017
723	UMB Financial Corp.	32,774
773	United Bankshares, Inc.	24,659
215	Universal Health Realty Income Trust	7,463
227	Univest Corp. of Pennsylvania	7,023
2,451	Valley National Bancorp	46,569
2,795	Vornado Realty Trust	197,187
1,577	Washington Federal, Inc.	27,787
947	Washington Real Estate Investment Trust	28,391
233	Washington Trust Bancorp, Inc.	4,968
938	Webster Financial Corp.	17,391
1,496	Weingarten Realty Investors	30,593
60,320	Wells Fargo & Co.	2,053,896
482	WesBanco, Inc.	13,101
121	Wesco Financial Corp.	39,929
279	West Coast Bancorp	2,433

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
509	Westamerica Bancorp.	$29,140
1,150	Whitney Holding Corp.	21,850
1,206	Wilmington Trust Corp.	34,805
		13,811,660
	Health Care—14.5%
27,998	Abbott Laboratories	1,544,090
1,116	Beckman Coulter, Inc.	55,711
4,424	Becton Dickinson & Co.	307,026
1,802	C.R. Bard, Inc.	159,027
6,523	Cardinal Health, Inc.	249,179
2,705	DENTSPLY International, Inc.	82,178
20,649	Eli Lilly & Co.	698,349
1,110	Hill-Rom Holdings, Inc.	25,264
50,754	Johnson & Johnson	3,113,249
20,492	Medtronic, Inc.	826,442
717	Meridian Bioscience, Inc.	17,624
729	Owens & Minor, Inc.	31,544
122,430	Pfizer, Inc.	2,168,235
7,488	Stryker Corp.	400,308
711	Teleflex, Inc.	37,676
572	West Pharmaceutical Services, Inc.	22,834
		9,738,736
	Industrials—12.5%
12,585	3M Co.	809,216
542	A.O. Smith Corp.	17,100
895	ABM Industries, Inc.	14,615
1,909	Avery Dennison Corp.	66,853
267	Badger Meter, Inc.	6,728
957	Brady Corp., Class A	29,667
3,088	C.H. Robinson Worldwide, Inc.	159,897
1,095	Carlisle Cos., Inc.	25,459
11,055	Caterpillar, Inc.	421,969
2,750	Cintas Corp.	65,175
901	Clarcor, Inc.	31,886
220	Courier Corp.	3,830
5,805	Danaher Corp.	343,888
1,428	Donaldson Co., Inc.	50,194
3,359	Dover Corp.	106,715
14,093	Emerson Electric Co.	461,264
3,869	Expeditors International of Washington, Inc.	126,323
401	Franklin Electric Co., Inc.	16,906
7,122	General Dynamics Corp.	429,599
168,656	General Electric Co.	3,290,480
291	Gorman-Rupp (The) Co.	9,152
1,500	Harsco Corp.	35,505
786	HNI Corp.	14,400
9,433	Illinois Tool Works, Inc.	314,968
386	LSI Industries, Inc.	3,030
6,462	Masco Corp.	65,589
429	McGrath Rentcorp	9,755

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
647	Mine Safety Appliances Co.	$17,469
154	NACCO Industries, Inc., Class A	9,488
604	Nordson Corp.	22,306
3,044	Parker Hannifin Corp.	118,016
1,766	Pentair, Inc.	48,812
3,773	Pitney Bowes, Inc.	93,495
325	Raven Industries, Inc.	10,462
1,627	Roper Industries, Inc.	73,784
331	Tennant Co.	8,305
17,265	United Technologies Corp.	948,885
336	Universal Forest Products, Inc.	7,946
1,385	W.W. Grainger, Inc.	108,819
		8,397,950
	Information Technology—4.4%
9,266	Automatic Data Processing, Inc.	323,847
1,170	Diebold, Inc.	34,772
24,400	International Business Machines Corp.	2,268,467
1,557	Jack Henry & Associates, Inc.	29,599
4,023	Linear Technology Corp.	91,242
6,553	Paychex, Inc.	187,023
3,540	Total System Services, Inc.	48,640
		2,983,590
	Materials—2.9%
3,847	Air Products & Chemicals, Inc.	223,626
1,641	Albemarle Corp.	39,958
1,214	AptarGroup, Inc.	36,808
1,775	Bemis Co., Inc.	44,091
4,491	Ecolab, Inc.	167,335
871	H.B. Fuller Co.	15,391
751	Martin Marietta Materials, Inc.	58,863
621	Myers Industries, Inc.	6,564
5,750	Nucor Corp.	232,933
2,982	PPG Industries, Inc.	147,848
5,721	Praxair, Inc.	372,722
3,545	Rohm & Haas Co.	249,391
2,323	RPM International, Inc.	32,987
2,308	Sigma-Aldrich Corp.	101,229
1,773	Sonoco Products Co.	44,644
168	Stepan Co.	6,019
1,773	Valspar Corp.	36,258
1,995	Vulcan Materials Co.	108,289
		1,924,956
	Telecommunication Services—4.4%
107,028	AT&T, Inc.	2,865,140
1,881	CenturyTel, Inc.	47,232
428	Shenandoah Telecommunications Co.	10,259
		2,922,631

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Utilities—2.3%
316	American States Water Co.	$10,810
2,449	Aqua America, Inc.	44,082
1,607	Atmos Energy Corp.	39,002
681	Black Hills Corp.	17,195
376	California Water Service Group	14,123
4,962	Consolidated Edison, Inc.	214,953
1,277	Energen Corp.	42,869
7,419	FPL Group, Inc.	350,473
1,370	Integrys Energy Group, Inc.	65,308
3,328	MDU Resources Group, Inc.	60,603
392	MGE Energy, Inc.	13,967
1,480	National Fuel Gas Co.	53,561
757	New Jersey Resources Corp.	28,191
480	Northwest Natural Gas Co.	24,422
641	Otter Tail Corp.	15,051
1,331	Piedmont Natural Gas Co., Inc.	43,817
1,806	Pinnacle West Capital Corp.	57,160
4,758	Progress Energy, Inc.	187,322
3,149	Questar Corp.	108,515
329	SJW Corp.	9,146
439	Southwest Water Co.	3,499
1,917	UGI Corp.	45,759
1,442	Vectren Corp.	36,338
883	WGL Holdings, Inc.	28,424
		1,514,590
	Total Common Stocks and Other Equity Interests (Cost $82,591,085)	67,121,676
	Money Market Fund—0.2%
142,634	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $142,634)	142,634
	Total Investments (Cost $82,733,719)—100.2%	67,264,310
	Liabilities in excess of other assets—(0.2%)	(115,944)
	Net Assets—100.0%	$67,148,366

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Financial Preferred Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Banks	59.2
Insurance	29.5
Diversified Financial Services	10.7
Other	0.6

Schedule of Investments

PowerShares Financial Preferred Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Preferred Stocks—99.4%
	Banks—59.2%
606,706	Bank of America Corp., 6.20%, Series D	$10,975,312
697,991	Bank of America Corp., 7.25%, Series J	15,041,706
1,470,799	Bank of America Corp., 8.20%	33,828,377
1,085,784	Barclays Bank PLC, 8.13% (United Kingdom)	17,502,838
992,599	Citigroup, Inc., 8.50%, Series F	18,224,118
551,936	Goldman Sachs Group, Inc., 6.20%, Series B	11,452,672
735,433	HSBC Holdings PLC, 8.13% (United Kingdom)	16,914,959
274,857	HSBC USA, Inc., 6.50%, Series H (United Kingdom)	5,464,157
716,666	JPMorgan Chase & Co., 8.625%*	17,844,983
459,624	National Bank of Greece S.A., 9.00% (Greece)*	8,498,448
642,686	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	6,979,570
699,017	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	8,122,578
183,849	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	1,959,830
459,883	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	5,100,102
643,134	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	7,055,180
1,103,881	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	13,125,145
441,244	Santander Finance Preferred SA Unipersonal, 6.50% (Spain)	7,059,904
345,488	Santander Finance Preferred SA Unipersonal, 6.80% (Spain)	5,907,845
367,701	U.S. Bancorp, 7.88%, Series D	9,266,065
660,871	Wachovia Corp., 8.0%, Series J	12,986,115
		233,309,904
	Diversified Financial Services—10.7%
257,388	CIT Group, Inc., 6.35%, Series A	2,213,537
737,541	Credit Suisse Guernsey, 7.90% (Switzerland)	14,116,535

Number of Shares		Value
	Preferred Stocks (Continued)
367,719	HSBC Finance Corp., 6.36% (United Kingdom)	$6,769,707
919,674	Merrill Lynch & Co., Inc., 8.63%, Series MER	18,890,103
		41,989,882
	Insurance—29.5%
644,807	Aegon N.V., 6.88% (Netherlands)	7,357,248
604,786	Aegon N.V., 6.38% (Netherlands)	6,047,860
253,372	Aegon N.V., 6.50% (Netherlands)	2,508,383
359,284	Aegon N.V., 6.88% (Netherlands)	3,862,303
919,252	Allianz SE, 8.38% (Germany)	17,879,450
183,849	Axis Capital Holdings Ltd., 7.25%, Series A	2,996,739
768,496	ING Groep N.V., 6.37% (Netherlands)	9,690,735
919,252	ING Groep N.V., 7.37% (Netherlands)	13,329,154
514,783	ING Groep N.V., 7.38% (Netherlands)	6,373,014
919,252	ING Groep N.V., 8.50% (Netherlands)	15,838,712
919,294	MetLife, Inc., 6.50%, Series B	15,094,807
213,264	PartnerRe Ltd., 6.75%, Series C	3,732,120
220,620	Prudential PLC, 6.50% (United Kingdom)	3,009,257
183,849	Prudential PLC, 6.75% (United Kingdom)	2,478,285
183,849	RenaissanceRe Holdings Ltd., 6.08%, Series C	2,597,786
220,620	RenaissanceRe Holdings Ltd., 6.60%, Series D	3,602,725
		116,398,578
	Total Investments (Cost $464,099,422)—99.4%	391,698,364
	Other assets less liabilities—0.6%	2,290,019
	Net Assets—100.0%	$393,988,383

*  Non-income producing security.

The Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	22.8%
Netherlands	16.4

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares High Growth Rate Dividend AchieversTM Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Retail	17.6
Banks	17.6
Healthcare-Products	12.2
Insurance	9.6
Diversified Financial Services	7.6
Pharmaceuticals	5.4
Miscellaneous Manufacturing	4.7
Computers	4.2
Aerospace/Defense	4.0
Commercial Services	3.5
Chemical	2.9
Transportation	1.8
Food	1.8
Pipelines	1.5
Iron/Steel	1.4
Leisure Time	0.8
Semiconductors	0.6
Textiles	0.4
Software	0.4
Savings & Loans	0.3
REITS	0.3
Media	0.3
Investment Companies	0.3
Home Builders	0.3
Distribution/Wholesale	0.2
Apparel	0.2
Telecommunications	0.1
Real Estate	0.1
Oil & Gas	0.1
Environmental Control	0.1
Building Materials	0.0
Advertising	0.0
Money Market Fund	0.2
Other	(0.5)

Schedule of Investments

PowerShares High Growth Rate Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.3%
	Advertising—0.0%
1,190	Harte-Hanks, Inc.	$8,354
	Aerospace/Defense—4.0%
13,078	United Technologies Corp.	718,767
	Apparel—0.2%
1,245	Wolverine World Wide, Inc.	29,258

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Banks—17.6%
307	BancFirst Corp.	$15,473
30,515	Bank of America Corp.	737,547
317	Bank of the Ozarks, Inc.	9,637
301	Banner Corp.	3,844
967	City National Corp.	51,764
1,036	Corus Bankshares, Inc.	2,279
1,683	CVB Financial Corp.	21,307

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,670	Fifth Third Bancorp	$126,620
334	First Bancorp	5,845
379	First State Bancorp	1,402
1,098	Glacier Bancorp, Inc.	22,147
243	IBERIABANK Corp.	12,378
433	Independent Bank Corp.	1,589
2,229	M&T Bank Corp.	180,772
259	Old Second Bancorp, Inc.	3,497
625	Provident Bankshares Corp.	6,669
253	S.Y. Bancorp, Inc.	6,968
438	Security Bank Corp.	867
274	Southwest Bancorp, Inc.	3,968
8,725	State Street Corp.	378,229
6,675	Synovus Financial Corp.	68,953
2,570	TCF Financial Corp.	45,592
23,461	U.S. Bancorp	699,372
242	Univest Corp. of Pennsylvania	7,487
21,211	Wells Fargo & Co.	722,234
296	West Coast Bancorp	2,581
584	Westamerica Bancorp.	33,434
		3,172,455
	Building Materials—0.0%
407	LSI Industries, Inc.	3,195
	Chemicals—2.9%
6,365	Praxair, Inc.	414,679
2,546	Sigma-Aldrich Corp.	111,668
		526,347
	Commercial Services—3.5%
10,298	Automatic Data Processing, Inc.	359,916
445	McGrath Rentcorp	10,119
7,291	Paychex, Inc.	208,085
3,995	Total System Services, Inc.	54,891
		633,011
	Computers—4.2%
7,722	International Business Machines Corp.	717,915
1,739	Jack Henry & Associates, Inc.	33,058
		750,973
	Distribution/Wholesale—0.2%
835	Owens & Minor, Inc.	36,130
	Diversified Financial Services—7.6%
52,756	Citigroup, Inc.	720,119
2,345	Eaton Vance Corp.	51,590
4,734	Franklin Resources, Inc.	321,912
2,864	Legg Mason, Inc.	63,552
5,222	T. Rowe Price Group, Inc.	206,478
		1,363,651

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Environmental Control—0.1%
723	Mine Safety Appliances Co.	$19,521
	Food—1.8%
12,165	Sysco Corp.	318,723
	Healthcare-Products—12.2%
4,922	Becton Dickinson & Co.	341,587
11,069	Johnson & Johnson	678,972
17,695	Medtronic, Inc	713,640
813	Meridian Bioscience, Inc.	19,984
8,332	Stryker Corp.	445,429
		2,199,612
	Home Builders—0.3%
6,398	D.R. Horton, Inc.	47,217
	Insurance—9.6%
9,623	AFLAC, Inc.	426,107
10,832	Allstate (The) Corp.	285,856
5,799	AMBAC Financial Group, Inc.	15,541
270,333	American International Group, Inc.	516,337
1,885	Arthur J. Gallagher & Co.	45,919
2,843	Brown & Brown, Inc.	58,338
1,038	Erie Indemnity Co., Class A	38,603
2,318	HCC Insurance Holdings, Inc.	51,135
1,106	Mercury General Corp.	56,815
2,908	Nationwide Financial Services, Inc., Class A	137,577
4,662	Old Republic International Corp.	42,937
433	RLI Corp.	24,850
798	State Auto Financial Corp.	21,019
		1,721,034
	Investment Companies—0.3%
4,183	American Capital Ltd.*	58,771
	Iron/Steel—1.4%
6,397	Nucor Corp.	259,142
	Leisure Time—0.8%
4,756	Harley-Davidson, Inc.	116,426
656	Polaris Industries, Inc.	22,088
		138,514
	Media—0.3%
231	Courier Corp.	4,022
1,196	John Wiley & Sons, Inc., Class A	41,597
		45,619
	Miscellaneous Manufacturing—4.7%
1,371	AptarGroup, Inc.	41,569
6,459	Danaher Corp.	382,631
10,496	Illinois Tool Works, Inc.	350,461

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
340	Raven Industries, Inc.	$10,945
1,589	Donaldson Co., Inc.	55,853
		841,459
	Oil & Gas—0.1%
1,002	Holly Corp.	19,669
	Pharmaceuticals—5.4%
7,258	Cardinal Health, Inc.	277,256
39,621	Pfizer, Inc.	701,688
		978,944
	Pipelines—1.5%
5,149	Kinder Morgan Energy Partners, L.P.	278,303
	Real Estate—0.1%
2,104	Forest City Enterprises, Inc., Class A	25,017
	REIT—0.3%
649	Alexandria Real Estate Equities, Inc.	45,118
	Retail—17.6%
556	Cato (The) Corp., Class A	8,629
31,459	Home Depot (The), Inc.	742,119
29,619	Lowe's Cos., Inc.	642,732
11,911	McDonald's Corp.	690,004
4,355	Nordstrom, Inc.	78,782
2,658	Ross Stores, Inc.	86,890
8,476	TJX Cos., Inc.	226,818
12,379	Wal-Mart Stores, Inc.	690,872
		3,166,846
	Savings & Loans—0.3%
404	Anchor BanCorp Wisconsin, Inc.	2,303
1,937	Astoria Financial Corp.	36,841
407	Flushing Financial Corp.	6,329
		45,473
	Semiconductors—0.6%
4,477	Linear Technology Corp.	101,538
	Software—0.4%
3,871	SEI Investments Co.	68,439
	Telecommunications—0.1%
443	Shenandoah Telecom Co.	10,619
	Textiles—0.4%
3,088	Cintas Corp.	73,186

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Transportation—1.8%
3,436	C.H. Robinson Worldwide, Inc.	$177,916
4,305	Expeditors International of Washington, Inc.	140,558
		318,474
	Total Common Stocks and Other Equity Interests (Cost $25,786,999)	18,023,379
	Money Market Fund—0.2%
38,228	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,228)	38,228
	Total Investments (Cost $25,825,227)—100.5%	18,061,607
	Liabilities in excess of other assets—(0.5%)	(82,318)
	Net Assets—100.0%	$17,979,289

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares High Yield Equity Dividend AchieversTM Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Banks	55.2
Electric	9.2
Investment Companies	7.0
Gas	5.8
Media	4.8
Retail	3.2
Pharmaceuticals	2.8
Diversified Financial Services	2.6
Savings & Loans	2.1
Building Materials	2.1
Miscellaneous Manufacturing	2.0
Insurance	2.0
Home Builders	1.1
Home Furnishings	0.9
Money Market Fund	0.1
Other	(0.9)

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.8%
	Banks—55.2%
180,427	Associated Banc-Corp.	$3,980,220
96,808	Bank of America Corp.	2,339,849
86,529	BB&T Corp.	3,102,065
91,494	Chemical Financial Corp.	2,403,547
87,507	Comerica, Inc.	2,414,318
91,111	Community Bank System, Inc.	2,273,219
65,971	Community Trust Bancorp, Inc.	2,202,112
287,170	F.N.B. Corp.	3,761,927
276,342	Fifth Third Bancorp	2,998,311
156,304	FirstMerit Corp.	3,645,009
341,312	Fulton Financial Corp.	3,583,776
214,457	Harleysville National Corp.	2,974,519
106,350	Independent Bank Corp.	390,305
305,452	KeyCorp	3,735,678
201,134	Marshall & Ilsley Corp.	3,626,446
584,617	National City Corp.	1,578,466
174,718	National Penn Bancshares, Inc.	2,959,723
152,877	Old National Bancorp	2,895,490
42,828	Park National Corp.	3,115,737
287,572	Provident Bankshares Corp.	3,068,393
64,418	S&T Bancorp, Inc.	2,196,654
24,473	Seacoast Banking Corp. of Florida	217,320
63,719	South Financial Group (The), Inc.	370,207
104,896	SunTrust Banks, Inc.	4,210,525
222,464	Susquehanna Bancshares, Inc.	3,445,967
198,571	TCF Financial Corp.	3,522,650

Number of Shares		Value
	Common Stocks (Continued)
96,055	U.S. Bancorp	$2,863,400
132,496	Valley National Bancorp	2,517,424
99,354	WesBanco, Inc.	2,700,442
167,935	Whitney Holding Corp.	3,190,765
		82,284,464
	Building Materials—2.1%
307,729	Masco Corp.	3,123,449
	Diversified Financial Services—2.6%
285,614	Citigroup, Inc.	3,898,631
	Electric—9.2%
76,369	Consolidated Edison, Inc.	3,308,305
70,334	Integrys Energy Group, Inc.	3,352,822
117,797	Pinnacle West Capital Corp.	3,728,275
85,639	Progress Energy, Inc.	3,371,607
		13,761,009
	Gas—5.8%
124,368	Atmos Energy Corp.	3,018,412
114,057	Vectren Corp.	2,874,236
86,153	WGL Holdings, Inc.	2,773,265
		8,665,913
	Home Builders—1.1%
228,415	D.R. Horton, Inc.	1,685,703

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Home Furnishings—0.9%
233,172	La-Z-Boy, Inc.	$1,347,734
	Insurance—2.0%
125,521	Arthur J. Gallagher & Co.	3,057,692
	Investment Companies—7.0%
741,989	American Capital Ltd.	10,424,945
	Media—4.8%
417,105	Media General, Inc., Class A	3,182,511
391,338	New York Times (The) Co., Class A	3,913,380
		7,095,891
	Miscellaneous Manufacturing—2.0%
169,785	Leggett & Platt, Inc.	2,947,468
	Pharmaceuticals—2.8%
238,580	Pfizer, Inc.	4,225,252
	Retail—3.2%
158,483	Cato (The) Corp., Class A	2,459,656
232,667	Talbots (The), Inc.	2,282,463
		4,742,119
	Savings & Loans—2.1%
166,430	Astoria Financial Corp.	3,165,499
	Total Common Stocks (Cost $188,781,567)	150,425,769
	Money Market Fund—0.1%
77,372	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $77,372)	77,372
	Total Investments (Cost $188,858,939 )—100.9%	150,503,141
	Liabilities in excess of other assets—(0.9%)	(1,322,906)
	Net Assets—100.0%	$149,180,235

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares International Dividend AchieversTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	36.6
Consumer Discretionary	13.0
Energy	11.2
Telecommunication Services	8.9
Industrials	7.3
Consumer Staples	5.4
Utilities	5.2
Materials	4.6
Information Technology	4.0
Health Care	2.5
Other	1.3

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—98.7%
	Australia—3.3%
62,774	BHP Billiton Ltd. ADR	$2,440,653
54,231	Santos Ltd. ADR	1,991,905
86,253	Westpac Banking Corp. ADR	5,854,854
		10,287,412
	Bahamas—1.5%
220,904	Teekay Corp.	4,716,300
	Bermuda—2.6%
86,324	Max Capital Group Ltd.	1,376,868
31,427	RenaissanceRe Holdings Ltd.	1,442,499
221,986	Tsakos Energy Navigation Ltd.	5,491,933
		8,311,300
	Canada—17.6%
155,377	Bank of Montreal	5,557,835
107,191	Bank of Nova Scotia	3,595,186
91,577	Brookfield Asset Management, Inc., Class A	1,651,133
346,862	Brookfield Properties Corp.	3,499,838
56,199	Cameco Corp.	911,548
108,069	Canadian Imperial Bank of Commerce	4,897,687
36,755	Canadian National Railway Co.	1,590,021
10,001	Canadian Natural Resources Ltd.	505,251
85,312	Enbridge, Inc.	2,951,795
42,750	EnCana Corp.	2,176,403
23,555	Imperial Oil Ltd.	834,789
109,724	Manulife Financial Corp.	2,204,355
237,413	Methanex Corp.	2,799,099
89,854	Royal Bank of Canada	3,480,045
194,619	Shaw Communications, Inc., Class B	3,464,218
135,178	Sun Life Financial, Inc.	3,175,331
16,985	Suncor Energy, Inc.	406,281

Number of Shares		Value
	Common Stocks (Continued)
123,622	Talisman Energy, Inc.	$1,246,110
151,732	Thomson (The) Corp.	3,562,667
72,562	Toronto-Dominion (The) Bank	3,413,316
109,642	TransCanada Corp.	3,322,153
		55,245,061
	Cayman Islands—0.5%
103,370	Consolidated Water Co., Inc.	1,466,820
	Chile—0.4%
53,794	Sociedad Quimica y Minera de Chile S.A. ADR	1,231,883
	China—1.8%
293,713	Huaneng Power International, Inc. ADR	5,759,712
	Denmark—0.4%
21,829	Novo-Nordisk A/S ADR	1,168,070
	Finland—1.2%
240,534	Nokia Oyj Corp. ADR	3,651,307
	France—1.3%
161,901	Veolia Environnement ADR	4,039,430
	Germany—2.6%
553,863	Allianz SE ADR	4,198,282
23,651	Fresenius Medical Care AG ADR	1,066,187
28,207	SAP AG ADR	996,553
29,452	Siemens AG ADR	1,771,538
		8,032,560

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	India—0.4%
9,625	HDFC Bank Ltd. ADR	$631,400
44,378	Satyam Computer Services Ltd. ADR	698,066
		1,329,466
	Ireland—9.1%
1,054,046	Allied Irish Banks PLC ADR	10,909,376
1,069,758	Bank of Ireland ADR	12,986,862
210,149	CRH PLC ADR	4,446,753
		28,342,991
	Israel—0.3%
18,488	Teva Pharmaceutical Industries Ltd. ADR	792,765
	Italy—0.7%
115,078	Luxottica Group SpA ADR	2,313,068
	Japan—7.8%
87,173	Canon, Inc. ADR	2,987,419
90,720	Honda Motor Co. Ltd. ADR	2,247,134
78,663	Kubota Corp. ADR	1,948,483
21,597	Kyocera Corp. ADR	1,301,003
16,432	Mitsui & Co. Ltd. ADR	3,159,709
58,701	Nidec Corp. ADR	777,788
73,620	Nippon Telegraph & Telephone Corp. ADR	1,498,167
133,384	NTT DoCoMo, Inc. ADR	2,067,452
33,913	ORIX Corp. ADR	1,744,824
120,826	Panasonic Corp. ADR (Japan)	1,906,634
59,325	TDK Corp. ADR	2,017,643
35,053	Toyota Motor Corp. ADR	2,667,183
		24,323,439
	Mexico—0.3%
33,579	America Movil SAB de CV ADR	1,038,934
	Netherlands—6.8%
1,168,557	ING Groep N.V. ADR	10,879,266
186,085	Koninklijke Philips Electronics N.V.	3,442,573
131,045	Reed Elsevier N.V. ADR	3,492,349
140,570	Unilever N.V.	3,380,709
		21,194,897
	Peru—1.0%
59,897	Compania de Minas Buenaventura S.A. ADR	757,098
59,425	Credicorp Ltd.	2,333,620
		3,090,718
	Portugal—1.9%
925,686	Portugal Telecom SGPS S.A. ADR	6,091,014
	Russia—1.6%
127,261	Mobile Telesystems OJSC ADR	4,982,268

Number of Shares		Value
	Common Stocks (Continued)
	South Africa—1.1%
121,538	Sasol Ltd. ADR	$3,516,094
	Spain—4.5%
589,194	Banco Bilbao Vizcaya Argentina S.A. ADR	6,834,650
502,344	Banco Santander Central Hispanic S.A. ADR	5,395,175
91,105	Repsol YPF S.A. ADR	1,741,928
		13,971,753
	United Kingdom—25.9%
90,502	AstraZeneca PLC ADR	3,842,715
746,323	Barclays PLC ADR	8,037,899
80,302	BHP Billiton PLC ADR	2,756,768
105,933	BP PLC ADR	5,264,869
61,474	British American Tobacco PLC ADR	3,341,727
342,164	BT Group PLC ADR	6,466,900
69,536	Cadbury PLC-SPONS ADR	2,571,441
51,907	Diageo PLC ADR	3,228,096
81,300	HSBC Holdings PLC ADR	4,796,700
83,500	National Grid PLC ADR	4,777,870
502,941	Pearson PLC ADR	5,089,764
93,471	Reed Elsevier PLC ADR	3,305,135
492,568	Signet Jewelers Ltd.	5,014,342
22,140	Smith & Nephew PLC ADR	1,022,204
5,409	Thomson Reuters PLC ADR	565,565
1,227,586	Tomkins PLC ADR	9,035,033
142,220	Unilever PLC ADR	3,208,483
291,415	Vodafone Group PLC ADR	5,615,567
104,700	WPP Group PLC ADR	3,183,927
		81,125,005
	United States—4.1%
29,019	ACE Ltd., FST	1,664,530
30,267	Bunge Ltd.	1,162,555
151,861	Carnival Corp.	3,857,269
25,000	Everest Re Group Ltd.	1,867,500
114,672	Ingersoll-Rand Co. Ltd., Class A	2,115,698
33,969	PartnerRe Ltd.	2,299,362
		12,966,914
	Total Investments (Cost $532,801,718)—98.7%	308,989,181
	Other assets less liabilities—1.3%	4,115,629
	Net Assets—100.0%	$313,104,810

ADR American Depositary Receipt

See Notes to Financial Statements.

21

Statements of Assets and Liabilities

October 31, 2008 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio
ASSETS:
Investment at value	$36,864,649	$67,264,310	$391,698,364
Cash	193,910	—	—
Receivables:
Investments sold	1,221,558	1,310,224	19,148,878
Dividends	21,634	107,639	1,504,991
Expense waivers due from Adviser	9,136	7,655	—
Shares sold	—	1,178,282	13,297,306
Total Assets	38,310,887	69,868,110	425,649,539
LIABILITIES:
Due to custodian	—	136,017	1,830,662
Payables:
Investments purchased	1,505,065	2,516,607	29,592,294
Shares repurchased	—	—	—
Expense recapture due to Adviser	—	—	9,113
Accrued advisory fees	16,854	18,837	133,055
Accrued expenses	51,247	48,283	96,032
Total Liabilities	1,573,166	2,719,744	31,661,156
NET ASSETS	$36,737,721	$67,148,366	$393,988,383
NET ASSETS CONSIST OF:
Shares of beneficial interest	$63,820,261	$84,382,711	$531,017,646
Undistributed net investment income	25,871	201,206	116,173
Accumulated net realized gain (loss) on investments	(11,942,966)	(1,966,142)	(64,744,378)
Net unrealized appreciation (depreciation) on investments	(15,165,445)	(15,469,409)	(72,401,058)
Net Assets	$36,737,721	$67,148,366	$393,988,383
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,200,000	5,500,000	29,500,000
Net asset value	$16.70	$12.21	$13.36
Investments at cost	$52,030,094	$82,733,719	$464,099,422

See Notes to Financial Statements.

22

	PowerShares High Growth Rate Dividend AchieversTM Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
ASSETS:
Investment at value	$18,061,607	$150,503,141	$308,989,181
Cash	—	—	—
Receivables:
Investments sold	1,188,825	23,678,963	58,698,242
Dividends	15,225	457,778	1,267,893
Expense waivers due from Adviser	9,335	2,584	3,364
Shares sold	1,057,603	—	9,113,992
Total Assets	20,332,595	174,642,466	378,072,672
LIABILITIES:
Due to custodian	35,987	616,309	680,781
Payables:
Investments purchased	1,220,108	24,706,980	49,175,964
Shares repurchased	1,057,570	—	14,815,001
Expense recapture due to Adviser	—	—	—
Accrued advisory fees	6,114	50,627	122,603
Accrued expenses	33,527	88,315	173,513
Total Liabilities	2,353,306	25,462,231	64,967,862
NET ASSETS	$17,979,289	$149,180,235	$313,104,810
NET ASSETS CONSIST OF:
Shares of beneficial interest	$29,139,261	$288,613,922	$615,361,239
Undistributed net investment income	40,584	295,720	1,070,953
Accumulated net realized gain (loss) on investments	(3,436,936)	(101,373,609)	(79,514,845)
Net unrealized appreciation (depreciation) on investments	(7,763,620)	(38,355,798)	(223,812,537)
Net Assets	$17,979,289	$149,180,235	$313,104,810
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,700,000	16,100,000	27,500,000
Net asset value	$10.58	$9.27	$11.39
Investments at cost	$25,825,227	$188,858,939	$532,801,718

23

Statements of Operations

Six Months Ended October 31, 2008 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio
INVESTMENT INCOME:
Dividend income	$492,278	$897,604	$12,523,909
Foreign withholding tax	—	—	—
Total Income	492,278	897,604	12,523,909
EXPENSES:
Advisory fees	137,553	111,480	676,757
Accounting & administration fees	37,791	37,791	38,785
Sub-licensing	27,510	27,870	135,351
Custodian & transfer agent fees	11,099	7,025	9,907
Audit	8,445	8,445	8,445
Printing	6,138	5,925	21,559
Trustees	2,920	2,874	5,649
Legal	2,609	2,550	9,209
Listing fee and expenses	1,088	2,966	1,149
Other expenses	5,053	6,011	7,478
Total Expenses	240,206	212,937	914,289
(Waivers) and/or Recapture	(47,632)	(45,717)	33,171
Net Expenses	192,574	167,220	947,460
Net Investment Income	299,704	730,384	11,576,449
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(774,037)	(1,132,383)	(53,148,295)
In-kind redemptions	(1,777,184)	346,236	122,660
Net realized gain (loss)	(2,551,221)	(786,147)	(53,025,635)
Net change in unrealized appreciation (depreciation) on investments	(12,321,476)	(13,373,905)	(64,509,902)
Net realized and unrealized gain (loss) on investments	(14,872,697)	(14,160,052)	(117,535,537)
Net increase (decrease) in net assets resulting from operations	$(14,572,993)	$(13,429,668)	$(105,959,088)

See Notes to Financial Statements.

24

	PowerShares High Growth Rate Dividend AchieversTM Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
INVESTMENT INCOME:
Dividend income	$353,037	$4,759,959	$11,285,027
Foreign withholding tax	—	—	(592,752)
Total Income	353,037	4,759,959	10,692,275
EXPENSES:
Advisory fees	46,051	319,523	984,921
Accounting & administration fees	37,791	37,791	71,775
Sub-licensing	11,513	79,881	246,230
Custodian & transfer agent fees	4,267	7,495	19,342
Audit	8,445	8,445	8,445
Printing	2,725	15,776	53,844
Trustees	2,406	4,818	9,725
Legal	1,173	8,518	23,127
Listing fee and expenses	2,835	2,832	2,166
Other expenses	5,031	8,009	12,912
Total Expenses	122,237	493,088	1,432,487
(Waivers) and/or Recapture	(53,161)	(13,804)	15,600
Net Expenses	69,076	479,284	1,448,087
Net Investment Income	283,961	4,280,675	9,244,188
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,876,402)	(55,613,415)	(34,487,122)
In-kind redemptions	97,535	100,829	(12,344,806)
Net realized gain (loss)	(1,778,867)	(55,512,586)	(46,831,928)
Net change in unrealized appreciation (depreciation) on investments	(5,575,591)	20,839,394	(197,010,240)
Net realized and unrealized gain (loss) on investments	(7,354,458)	(34,673,192)	(243,842,168)
Net increase (decrease) in net assets resulting from operations	$(7,070,497)	$(30,392,517)	$(234,597,980)

25

Statements of Changes in Net Assets (Unaudited)

	PowerShares Buyback AchieversTM Portfolio		PowerShares Dividend AchieversTM Portfolio		PowerShares Financial Preferred Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income	$299,704	$325,508	$730,384	$1,495,676	$11,576,449	$8,663,565
Net realized gain (loss) on investments	(2,551,221)	(7,476,392)	(786,147)	1,200,791	(53,025,635)	(11,691,771)
Net change in unrealized appreciation (depreciation) on investments	(12,321,476)	(4,232,518)	(13,373,905)	(8,075,983)	(64,509,902)	(7,396,935)
Net increase (decrease) in net assets resulting from operations	(14,572,993)	(11,383,402)	(13,429,668)	(5,379,516)	(105,959,088)	(10,425,141)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(11,856)	(19,113)	64,181	(22,948)	585,390	213,903
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(270,088)	(298,099)	(720,138)	(1,373,568)	(11,448,772)	(9,274,921)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(270,088)	(298,099)	(720,138)	(1,373,568)	(11,448,772)	(9,274,921)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	52,711,783	25,896,253	19,181,334	275,892,890	183,234,804
Value of shares repurchased	(9,550,925)	(42,281,695)	(4,349,398)	(22,755,868)	(1,622,710)	(25,526,919)
Net income (loss) equalization	11,856	19,113	(64,181)	22,948	(585,390)	(213,903)
Net increase (decrease) in net assets resulting from shares transactions	(9,539,069)	10,449,201	21,482,674	(3,551,586)	273,684,790	157,493,982
Increase (Decrease) in Net Assets	(24,394,006)	(1,251,413)	7,397,049	(10,327,618)	156,862,320	138,007,823
NET ASSETS:
Beginning of period	61,131,727	62,383,140	59,751,317	70,078,935	237,126,063	99,118,240
End of period	$36,737,721	$61,131,727	$67,148,366	$59,751,317	$393,988,383	$237,126,063
Undistributed net investment income (loss) at end of period	$25,871	$8,111	$201,206	$126,779	$116,173	$(596,894)
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	2,100,000	2,100,000	1,100,000	18,400,000	8,400,000
Shares repurchased	(500,000)	(1,800,000)	(300,000)	(1,400,000)	(100,000)	(1,200,000)
Shares outstanding, beginning of period	2,700,000	2,400,000	3,700,000	4,000,000	11,200,000	4,000,000
Shares outstanding, end of period	2,200,000	2,700,000	5,500,000	3,700,000	29,500,000	11,200,000

See Notes to Financial Statements.

26

	PowerShares High Growth Rate Dividend AchieversTM Portfolio		PowerShares High Yield Equity Dividend AchieversTM Portfolio		PowerShares International Dividend AchieversTM Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income	$283,961	$673,414	$4,280,675	$13,201,105	$9,244,188	$21,539,145
Net realized gain (loss) on investments	(1,778,867)	(476,688)	(55,512,586)	(36,395,920)	(46,831,928)	42,958,389
Net change in unrealized appreciation (depreciation) on investments	(5,575,591)	(4,296,368)	20,839,394	(52,406,008)	(197,010,240)	(69,656,191)
Net increase (decrease) in net assets resulting from operations	(7,070,497)	(4,099,642)	(30,392,517)	(75,600,823)	(234,597,980)	(5,158,657)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(1,591)	(28,800)	22,873	442,069	(17,368)	(572,269)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(291,681)	(624,614)	(4,007,828)	(13,201,105)	(12,592,185)	(17,781,400)
Return of capital	—	—	—	(533,357)	—	—
Total distributions to shareholders	(291,681)	(624,614)	(4,007,828)	(13,734,462)	(12,592,185)	(17,781,400)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,057,603	6,189,314	14,072,015	74,348,539	131,405,429	511,488,063
Value of shares repurchased	(2,332,278)	(16,976,446)	(14,568,053)	(240,757,005)	(122,739,963)	(490,118,492)
Net income (loss) equalization	1,591	28,800	(22,873)	(442,069)	17,368	572,269
Net increase (decrease) in net assets resulting from shares transactions	(1,273,084)	(10,758,332)	(518,911)	(166,850,535)	8,682,834	21,941,840
Increase (Decrease) in Net Assets	(8,636,853)	(15,511,388)	(34,896,383)	(255,743,751)	(238,524,699)	(1,570,486)
NET ASSETS:
Beginning of period	26,616,142	42,127,530	184,076,618	439,820,369	551,629,509	553,199,995
End of period	$17,979,289	$26,616,142	$149,180,235	$184,076,618	$313,104,810	$551,629,509
Undistributed net investment income (loss) at end of period	$40,584	$49,895	$295,720	$—	$1,070,953	$4,436,318
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	400,000	1,400,000	5,300,000	7,900,000	24,900,000
Shares repurchased	(200,000)	(1,100,000)	(1,500,000)	(16,900,000)	(8,500,000)	(24,300,000)
Shares outstanding, beginning of period	1,800,000	2,500,000	16,200,000	27,800,000	28,100,000	27,500,000
Shares outstanding, end of period	1,700,000	1,800,000	16,100,000	16,200,000	27,500,000	28,100,000

27

Financial Highlights

PowerShares Buyback AchieversTM Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period December 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.64	$25.99	$24.98
Net investment income**	0.10	0.10	0.01
Net realized and unrealized gain (loss) on investments	(5.94)	(3.35)	1.02
Total from operations	(5.84)	(3.25)	1.03
Distributions to shareholders from:
Net investment income	(0.10)	(0.10)	(0.02)
Net asset value at end of period	$16.70	$22.64	$25.99
Share price at end of period***	$16.74
NET ASSET VALUE, TOTAL RETURN****	(25.88)%	(12.53)%	4.13%
SHARE PRICE TOTAL RETURN****	(25.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$36,738	$61,132	$62,383
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.73%	0.73	%†
Expenses, prior to Waivers and/or Recapture	0.87%†	0.79%	1.04	%†
Net investment income, after Waivers and/or Recapture	1.09%†	0.41%	0.15	%†
Portfolio turnover rate ††	5%	46%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$0.01

PowerShares Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period September 15, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.15	$17.52	$15.63	$14.84
Net investment income**	0.18	0.37	0.32	0.17
Net realized and unrealized gain (loss) on investments	(3.92)	(1.41)	1.88	0.78
Total from operations	(3.74)	(1.04)	2.20	0.95
Distributions to shareholders from:
Net investment income	(0.20)	(0.33)	(0.31)	(0.16)
Net asset value at end of period	$12.21	$16.15	$17.52	$15.63
Share price at end of period	$12.31	—	—	—
NET ASSET VALUE, TOTAL RETURN****	(23.40)%	(6.00)%	14.26%	6.45%
SHARE PRICE TOTAL RETURN****	(22.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$67,148	$59,751	$70,079	$23,449
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.60%†	0.60%	0.60%	0.67	%†
Expenses, prior to Waivers and/or Recapture	0.76%†	0.72%	0.92%	1.02	%†
Net investment income, after Waivers and/or Recapture	2.62%†	2.15%	1.94%	1.81	%†
Portfolio turnover rate ††	7%	8%	9%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.01)	$0.03	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
28

Financial Highlights (Continued)

PowerShares Financial Preferred Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.17	$24.78	$25.12
Net investment income**	0.69	1.35	0.41
Net realized and unrealized loss on investments	(7.77)	(3.50)	(0.12)
Total from operations	(7.08)	(2.15)	0.29
Distributions to shareholders from:
Net investment income	(0.73)	(1.46)	(0.63)
Net asset value at end of period	$13.36	$21.17	$24.78
Share price at end of period***	$13.86
NET ASSET VALUE, TOTAL RETURN****	(34.04)%	(8.77)%	1.18%
SHARE PRICE TOTAL RETURN****	(31.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$393,988	$237,126	$99,118
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.72%	0.72%†
Expenses, prior to Waivers and/or Recapture	0.68%†	0.74%	0.89%†
Net investment income, after Waivers and/or Recapture	8.55%†	6.20%	4.63%†
Portfolio turnover rate ††	52%	80%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04	$0.03	$0.07

PowerShares High Growth Rate Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period September 15, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.79	$16.85	$16.02	$14.78
Net investment income**	0.13	0.31	0.30	0.15
Net realized and unrealized gain (loss) on investments	(4.17)	(2.08)	0.83	1.24
Total from operations	(4.04)	(1.77)	1.13	1.39
Distributions to shareholders from:
Net investment income	(0.17)	(0.29)	(0.30)	(0.15)
Net asset value at end of period	$10.58	$14.79	$16.85	$16.02
Share price at end of period	$10.55
NET ASSET VALUE, TOTAL RETURN***	(27.58)%	(10.58)%	7.11%	9.39%
SHARE PRICE TOTAL RETURN***	(27.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,979	$26,616	$42,128	$27,227
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.60%†	0.60%	0.61%	0.66	%†
Expenses, prior to Waivers and/or Recapture	1.06%†	0.89%	1.04%	1.00	%†
Net investment income, after Waivers and/or Recapture	2.47%†	1.94%	1.86%	1.59	%†
Portfolio turnover rate ††	8%	16%	12%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.01)	$0.01	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
29

Financial Highlights (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period December 9, 2004* Through
	(Unaudited)	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.36	$15.82	$15.07	$14.41	$14.79
Net investment income**	0.27	0.62	0.54	0.53	0.18
Net realized and unrealized gain (loss) on investments	(2.11)	(4.42)	0.84	0.61	(0.39)
Total from operations	(1.84)	(3.80)	1.38	1.14	(0.21)
Distributions to shareholders from:
Net investment income	(0.25)	(0.63)	(0.60)	(0.48)	(0.17)
Return of capital	—	(0.03)	(0.03)	—	—
Total distributions	(0.25)	(0.66)	(0.63)	(0.48)	(0.17)
Net asset value at end of period	$9.27	$11.36	$15.82	$15.07	$14.41
Share price at end of period***	$9.30
NET ASSET VALUE, TOTAL RETURN****	(16.23)%	(24.67)%	9.28%	7.92%	(1.44)%
SHARE PRICE TOTAL RETURN****	(15.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$149,180	$184,077	$439,820	$459,690	$314,245
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.60%	0.60%	0.60%	0.61%	0.60%†
Expenses, prior to Waivers and/or Recapture	0.62%	0.56%	0.60%	0.65%	0.66%†
Net investment income, after Waivers and/or Recapture	5.36%	4.35%	3.47%	3.49%	3.57%†
Portfolio turnover rate ††	39%	42%	20%	9%	21%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$0.02	$— (a)	$0.02	—

PowerShares International Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period September 15, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.63	$20.12	$16.92	$14.96
Net investment income**	0.32	0.68	0.53	0.28
Net realized and unrealized gain (loss) on investments	(8.12)	(0.61)	3.20	1.88
Total from operations	(7.80)	0.07	3.73	2.16
Distributions to shareholders from:
Net investment income	(0.44)	(0.56)	(0.53)	(0.20)
Net asset value at end of period	$11.39	$19.63	$20.12	$16.92
Share price at end of period	$11.41
NET ASSET VALUE, TOTAL RETURN***	(40.53)%	0.34%	22.56%	14.50%
SHARE PRICE TOTAL RETURN***	(40.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$313,105	$551,630	$553,200	$170,843
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.59%	0.58%	0.60%	0.62	%†
Expenses, prior to Waivers and/or Recapture	0.58%	0.56%	0.62%	0.69	%†
Net investment income, after Waivers and/or Recapture	3.75%	3.28%	2.98%	3.06	%†
Portfolio turnover rate ††	19%	43%	22%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.02)	$0.11	$0.04

*  Commencement of Investment Operations.

**    Based on average shares outstanding.

***  The mean between the last bid and ask prices

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
30

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offered seventy-five portfolios. This report includes the following portfolios:

PowerShares Buyback AchieversTM Portfolio	"Buyback AchieversTM Portfolio"

PowerShares Dividend AchieversTM Portfolio	"Dividend AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio	"Financial Preferred Portfolio"

PowerShares High Growth Rate Dividend AchieversTM Portfolio	"High Growth Rate Dividend AchieversTM Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio	"International Dividend AchieversTM Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. Each Fund's Shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

Financial Preferred Portfolio	Wachovia Hybrid & Preferred Securities Financial Index

High Growth Rate Dividend AchieversTM Portfolio	High Growth Rate Dividend AchieversTM Index

High Yield Equity Dividend AchieversTM Portfolio	Dividend AchieversTM 50 Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

31

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures

32

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

The Funds may concentrate in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

Investments in the securities of non-U.S. issuers may have greater risk than those investments in U.S. securities. Investments in securities denominated in foreign currencies are subject to risk of adverse changes in currency exchange rates which may negatively impact returns. The risk can also be associated with the level of development of the economies of the countries in a specific region.

The Funds may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Funds' taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC ("the Adviser") under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.40% per annum on each Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which pay 0.50% per annum on the Funds' average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of average daily net assets per year (0.60% per year for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

34

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "Waivers and/or Recapture".

During the period ended October 31, 2008, the amount of Waivers and/or Recapture was as follows:

(Waivers) and/or Recapture
PowerShares Buyback AchieversTM Portfolio	$(47,632)
PowerShares Dividend AchieversTM Portfolio	(45,717)
PowerShares Financial Preferred Portfolio	33,171
PowerShares High Growth Rate Dividend AchieversTM Portfolio	(53,161)
PowerShares High Yield Equity Dividend AcheiversTM Portfolio	(13,804)
PowerShares International Dividend AchieversTM Portfolio	15,600

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2008 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/09	04/30/10	04/30/11	10/31/11
PowerShares Buyback AchieversTM Portfolio	$143,398	$—	$31,575	$64,191	$47,632
PowerShares Dividend AchieversTM Portfolio	335,777	51,164	150,733	88,163	45,717
PowerShares Financial Preferred Portfolio	26,878	—	—	26,868	10
PowerShares High Growth Rate Dividend AchieversTM Portfolio	353,209	53,895	144,263	101,892	53,159
PowerShares High Yield Equity Dividend AcheiversTM Portfolio	83,965	710	67,568	1,765	13,922
PowerShares International Dividend AchieversTM Portfolio	2,482	—	—	—	2,482

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Licensing Fee Agreements

The Adviser has entered into a licensing agreement for each Fund with the following Licensor:

Fund	Licensor
Buyback AchieversTM Portfolio	Mergent, Inc.

Dividend AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wachovia Capital Markets, LLC

High Growth Rate Dividend AchieversTM Portfolio	Mergent, Inc.

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

The above trademarks are owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Supplemental Information

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels . Changes in valuation methods may result in transfers in or out of an investment's assigned level,

Level 1 – Quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Buyback AchieversTM Portfolio	$36,864,649	$—	$—	$36,864,649
PowerShares Dividend AchieversTM Portfolio	67,264,310	—	—	67,264,310
PowerShares Financial Preferred Portfolio	391,698,364	—	—	391,698,364
PowerShares High Growth Rate Dividend AchieversTM Portfolio	18,061,607	—	—	18,061,607
PowerShares High Yield Equity Dividend AcheiversTM Portfolio	150,503,141	—	—	150,503,141
PowerShares International Dividend AchieversTM Portfolio	308,989,181	—	—	308,989,181

Note 5. Federal Income Tax

Income and capital gain distributions are determined in accordance with the Federal income tax regulations, which may differ from the accounting principles generally accepted in the United States. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Fund's fiscal year end.

At October 31, 2008, costs of investments for Federal income tax purposes were as follows:

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
PowerShares Buyback AchieversTM Portfolio	$52,126,879	$(15,262,230)	$310,947	$(15,573,177)
PowerShares Dividend AchieversTM Portfolio	82,819,200	(15,554,890)	1,020,112	(16,575,002)
PowerShares Financial Preferred Portfolio	470,279,493	(78,581,129)	550,892	(79,132,021)
PowerShares High Growth Rate Dividend AchieversTM Portfolio	25,955,976	(7,894,369)	345,638	(8,240,007)
PowerShares High Yield Equity Dividend AcheiversTM Portfolio	191,385,793	(40,882,652)	1,501,394	(42,384,046)
PowerShares International Dividend AchieversTM Portfolio	532,801,718	(223,812,537)	34,830	(223,847,367)

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 6. Investment Transactions

For the period ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
PowerShares Buyback AchieversTM Portfolio	$2,695,730	$2,731,311
PowerShares Dividend AchieversTM Portfolio	4,323,159	4,010,406
PowerShares Financial Preferred Portfolio	145,488,060	148,156,399
PowerShares High Growth Rate Dividend AchieversTM Portfolio	1,881,952	1,860,900
PowerShares High Yield Equity Dividend AchieversTM Portfolio	63,080,896	66,377,965
PowerShares International Dividend AchieversTM Portfolio	90,754,977	92,821,502

For the period ended October 31, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
PowerShares Buyback AchieversTM Portfolio	$—	$9,531,975
PowerShares Dividend AchieversTM Portfolio	25,852,217	4,343,869
PowerShares Financial Preferred Portfolio	275,709,694	1,622,869
PowerShares High Growth Rate Dividend AchieversTM Portfolio	663,460	1,919,271
PowerShares High Yield Equity Dividend AchieversTM Portfolio	12,999,205	13,621,050
PowerShares International Dividend AchieversTM Portfolio	125,074,042	121,915,775

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Trust or its affiliates. The Interested Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only Authorized Participants are permitted to purchase or redeem creation units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

39

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETF's"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-Based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each ETF investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-1

2008 Semi-Annual Report to Shareholders

October 31, 2008

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio	6

PowerShares CleantechTM Portfolio	8

PowerShares DWA Technical LeadersTM Portfolio	10

PowerShares Golden Dragon Halter USX China Portfolio	12

PowerShares Listed Private Equity Portfolio	14

PowerShares Lux Nanotech Portfolio	15

PowerShares NASDAQ-100 BuyWrite Portfolio	16

PowerShares S&P 500 BuyWrite Portfolio	19

PowerShares Value Line Industry Rotation Portfolio	25

PowerShares Value Line Timeliness SelectTM Portfolio	28

PowerShares Water Resources Portfolio	30

PowerShares WilderHill Clean Energy Portfolio	32

PowerShares WilderHill Progressive Energy Portfolio	34

Statements of Assets and Liabilities	36

Statements of Operations	38

Statements of Changes in Net Assets	40

Financial Highlights	44

Notes to Financial Statements	51

Board Considerations Regarding Approval of Investment Advisory Agreement	65

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	760	329	15	2	1	0	1
PZD	PowerShares CleantechTM Portfolio	10/24/06	510	162	26	33	10	0	2
PDP	PowerShares DWA Technical Leaders Portfolio	3/1/07	424	207	11	8	0	0	0
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	982	442	119	20	1	0	0
PSP	PowerShares Listed Private Equity Portfolio	10/24/06	510	234	12	7	3	0	2
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	760	281	47	16	5	1	1
PQBW	PowerShares NASDAQ-100 BuyWrite Portfolio	6/12/08	90	21	5	12	5	2	24
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	218	56	59	45	9	4	1
PYH	PowerShares Value Line Industry Rotation Portfolio	12/1/06	483	194	10	5	3	0	0
PIV	PowerShares Value Line Timeliness Select Portfolio	12/6/05	732	320	28	3	2	1	0
PHO	PowerShares Water Resources Portfolio	12/6/05	732	356	89	18	1	0	0
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	925	433	94	14	4	0	0
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	510	187	16	4	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	403	6	3	0	0	0
PZD	260	10	2	1	1	3
PDP	191	3	4	0	0	0
PGJ	339	47	10	3	0	1
PSP	230	15	5	2	0	0
PXN	354	46	7	0	1	1
PQBW	13	3	2	1	1	1
PBP	32	7	5	0	0	0
PYH	264	5	1	1	0	0
PIV	369	6	2	0	0	1
PHO	248	14	5	1	0	0
PBW	327	46	4	1	1	1
PUW	292	9	2	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period (or shorter) ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio Actual	$1,000.00	$679.90	0.66%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.36
PowerShares CleantechTM Portfolio Actual	$1,000.00	$535.23	0.67%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	0.67%	$3.41
PowerShares DWA Technical LeadersTM Portfolio Actual	$1,000.00	$595.30	0.69%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52
PowerShares Golden Dragon Halter USX China Portfolio Actual	$1,000.00	$518.73	0.70%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Listed Private Equity Portfolio Actual	$1,000.00	$547.80	0.70%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Lux Nanotech Portfolio Actual	$1,000.00	$672.35	0.70%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares S&P 500 BuyWrite Portfolio Actual	$1,000.00	$771.08	0.75%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Value Line Industry Rotation Portfolio Actual	$1,000.00	$667.42	0.70%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Value Line TimelinessTM Select Portfolio Actual	$1,000.00	$673.63	0.70%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Water Resource Portfolio Actual	$1,000.00	$673.40	0.65%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares WilderHill Clean Energy Portfolio Actual	$1,000.00	$477.55	0.69%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52
PowerShares WilderHill Progressive Energy Portfolio Actual	$1,000.00	$574.32	0.70%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
	Beginning Account Value June 12, 2008 (Fund Inception)	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During Period (2) June 12, 2008 (Fund Inception) to October 31, 2008
PowerShares NASDAQ-100 BuyWrite Portfolio Actual	$1,000.00	$734.80	0.75%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 142 and then dividing the result by 365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

5

Portfolio Composition

PowerShares Aerospace & Defense Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Aerospace/Defense	58.2
Miscellaneous Manufacturing	12.9
Electronics	8.0
Commercial Services	4.6
Computers	4.2
Metal Fabricate/Hardware	4.1
Telecommunications	3.2
Engineering & Construction	1.8
Packaging & Containers	1.8
Software	1.0
Auto Manufacturers	0.3
Money Market Fund	0.1
Other	(0.2)

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—58.2%
29,719	AAR Corp.*	$475,207
16,067	Aerovironment, Inc.*	577,127
25,277	Alliant Techsystems, Inc.*	2,086,364
16,566	Argon ST, Inc.*	345,567
231,160	Boeing (The) Co.	12,082,733
20,502	Cubic Corp.	456,170
8,113	Ducommun, Inc.	163,801
32,294	Elbit Systems Ltd. (Israel)	1,564,644
22,733	Esterline Technologies Corp.*	819,525
43,876	GenCorp, Inc.*	214,992
152,316	General Dynamics Corp.	9,187,701
95,962	Goodrich Corp.	3,508,371
71,729	L-3 Communications Holdings, Inc.	5,822,243
120,108	Lockheed Martin Corp.	10,215,185
32,740	Moog, Inc., Class A*	1,149,829
129,414	Northrop Grumman Corp.	6,068,222
44,978	Orbital Sciences Corp.*	921,599
159,847	Raytheon Co.	8,169,780
122,280	Rockwell Collins, Inc.	4,552,484
27,375	Teledyne Technologies, Inc.*	1,247,479
12,570	Triumph Group, Inc.	551,320
224,323	United Technologies Corp.	12,328,792
		82,509,135
	Auto Manufacturers—0.3%
57,170	Oshkosh Truck Corp.	437,922

Number of Shares		Value
	Common Stocks (Continued)
	Commercial Services—4.6%
43,722	DynCorp International, Inc., Class A*	$578,005
318,734	SAIC, Inc.*	5,887,017
		6,465,022
	Computers—4.2%
23,217	CACI International, Inc., Class A*	956,076
116,088	Computer Sciences Corp.*	3,501,215
17,429	Mercury Computer Systems, Inc.*	125,140
10,245	NCI, Inc., Class A*	243,831
10,185	SI International, Inc.*	293,328
43,507	SRA International, Inc., Class A*	804,009
		5,923,599
	Electronics—8.0%
6,734	American Science & Engineering, Inc.	423,569
8,532	Axsys Technologies, Inc.*	563,368
68,552	Cogent, Inc.*	626,565
106,777	FLIR Systems, Inc.*	3,427,542
158,987	Garmin Ltd.*	3,569,257
59,638	L-1 Identity Solutions, Inc.*	489,032
13,675	OSI Systems, Inc.*	157,263
47,336	Taser International, Inc.*	237,153
92,742	Trimble Navigation Ltd.*	1,907,703
		11,401,452
	Engineering & Construction—1.8%
17,231	Stanley, Inc.*	590,334
64,768	URS Corp.*	1,903,532
		2,493,866

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Aerospace & Defense Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Metal Fabricate/Hardware—4.1%
11,167	Ladish Co., Inc.*	$190,174
87,162	Precision Castparts Corp.	5,648,969
		5,839,143
	Miscellaneous Manufacturing—12.9%
20,151	Ceradyne, Inc.*	473,549
285,428	Honeywell International, Inc.	8,691,282
128,579	ITT Corp.	5,721,766
190,643	Textron, Inc.	3,374,381
		18,260,978
	Packaging & Containers—1.8%
74,164	Ball Corp.	2,536,409
	Software—1.0%
26,968	ManTech International Corp., Class A*	1,454,654
	Telecommunications—3.2%
9,785	Applied Signal Technology, Inc.	175,347
13,807	GeoEye, Inc.*	298,783
102,936	Harris Corp.	3,700,550
23,567	Viasat, Inc.*	429,391
		4,604,071
	Total Common Stocks (Cost $227,244,249)	141,926,251
	Money Market Fund—0.1%
171,838	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $171,838)	171,838
	Total Investments (Cost $227,416,087)—100.2%	142,098,089
	Liabilities in excess of other assets—(0.2%)	(213,432)
	Net Assets—100.0%	$141,884,657

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares CleantechTM Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Miscellaneous Manufacturing	15.4
Electrical Components & Equipment	14.3
Environmental Control	11.8
Electronics	11.3
Energy - Alternate Sources	7.2
Semiconductors	7.2
Engineering & Construction	5.9
Machinery - Diversified	4.3
Biotechnology	4.1
Software	4.0
Chemicals	2.6
Telecommunications	2.6
Hand/Machine Tools	2.3
Building Materials	2.1
Electric	1.2
Auto Parts & Equipment	1.1
Healthcare - Services	1.0
Office Furnishings	0.9
Computers	0.7
Other	0.0

Schedule of Investments

PowerShares CleantechTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Auto Parts & Equipment—1.1%
27,354	Fuel Systems Solutions, Inc.*	$778,222
45,265	Westport Innovations, Inc. (Canada)*	195,080
		973,302
	Biotechnology—4.1%
61,380	Martek Biosciences Corp.	1,830,965
26,050	Novozymes A/S, Class B (Denmark)	1,829,475
		3,660,440
	Building Materials—2.1%
230,148	Kingspan Group PLC (Ireland)	1,316,160
28,300	WaterFurnace Renewable Energy, Inc. (Canada)	550,242
		1,866,402
	Chemicals—2.6%
1,050	Gurit Holding AG (Switzerland)	468,551
90,315	Landec Corp.*	844,445
63,185	Plant Health Care PLC (United Kingdom)*	226,683
66,488	Zoltek Cos., Inc.*	783,894
		2,323,573

Number of Shares		Value
	Common Stocks (Continued)
	Computers—0.7%
36,117	Echelon Corp.*	$293,631
29,520	Telvent GIT S.A. (Spain)	348,927
		642,558
	Electric—1.2%
43,959	Ormat Technologies, Inc.	1,062,049
	Electrical Components & Equipment—14.3%
49,782	American Superconductor Corp.*	622,773
892,116	China High Speed Transmission Equipment Group Co., Ltd. (China)	708,668
508,021	Chloride Group PLC (United Kingdom)	1,083,353
31,161	Energy Conversion Devices, Inc.*	1,063,837
92,607	EnerSys*	1,224,265
73,496	Gamesa Corporacion Tecnologica S.A. (Spain)	1,198,805
41,124	Saft Groupe S.A. (France)	1,195,323
39,269	Schneider Electric S.A. (France)	2,341,687
27,762	SunPower Corp., Class A*	1,084,384
60,976	Suntech Power Holdings Co. Ltd. ADR (China)*	1,067,080

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
31,800	Vestas Wind Systems A/S (Denmark)*	$1,295,765
		12,885,940
	Electronics—11.3%
30,292	Badger Meter, Inc.	763,358
32,516	Dionex Corp.*	1,750,336
87,800	Horiba Ltd. (Japan)	1,302,203
25,377	Itron, Inc.*	1,230,277
25,278	Roth & Rau AG (Germany)*	533,594
84,294	Trimble Navigation Ltd.*	1,733,928
28,069	Vaisala Oyj, Class A (Finland)	743,442
64,808	Woodward Governor Co.	2,080,337
		10,137,475
	Energy - Alternate Sources—7.2%
9,688	Comverge, Inc.*	43,984
12,585,000	Energy Development Corp. (Philippines)	764,064
14,437	First Solar, Inc.*	2,074,597
602,707	Iberdrola Renovables S.A. (Spain)*	1,824,235
139,200	Renewable Energy Corp. A/S (Norway)*	1,313,934
24,567	Solar Millennium AG (Germany)*	436,711
		6,457,525
	Engineering & Construction—5.9%
177,011	ABB Ltd. (Switzerland)	2,305,977
112,755	Arcadis N.V. (Netherlands)	1,327,627
35,310	Grontmij CVA (Netherlands)	765,766
65,824	Insituform Technologies, Inc., Class A*	884,016
		5,283,386
	Environmental Control—11.8%
343,300	Accsys Technologies PLC (United Kingdom)	703,712
70,500	Asahi Pretec Corp. (Japan)	659,148
23,212	BWT AG (Austria)	472,384
46,063	Fuel Tech, Inc.*	541,240
834,000	Hyflux Ltd. (Singapore)	876,771
100,000	Kurita Water Industries Ltd. (Japan)	2,285,319
125,780	Nalco Holding Co.	1,776,014
84,654	Tetra Tech, Inc.*	1,861,541
318,200	Tomra Systems ASA (Norway)	1,480,487
		10,656,616
	Hand/Machine Tools—2.3%
71,286	Baldor Electric Co.	1,251,782
5,671	Meyer Burger Technology AG (Switzerland)*	785,230
		2,037,012
	Healthcare - Services—1.0%
16,574	Eurofins Scientific (France)	923,713

Number of Shares		Value
	Common Stocks (Continued)
	Machinery - Diversified—4.3%
37,208	Kadant, Inc.*	$611,700
25,445	Lindsay Corp.	1,210,673
45,123	Roper Industries, Inc.	2,046,328
		3,868,701
	Miscellaneous Manufacturing—15.4%
57,760	Clarcor, Inc.	2,044,126
55,717	Donaldson Co., Inc.	1,958,453
42,201	ESCO Technologies, Inc.*	1,455,935
542,931	Hansen Transmissions International N.V. (Belgium)*	914,403
139,396	Hexcel Corp.*	1,840,027
70,584	Pall Corp.	1,864,123
53,726	Polypore International, Inc.*	458,283
36,791	Siemens AG (Germany)	2,152,484
30,488	SPX Corp.	1,181,105
		13,868,939
	Office Furnishings—0.9%
117,165	Interface, Inc., Class A	826,013
	Semiconductors—7.2%
24,809	Centrotherm Photovoltaics AG (Germany)*	713,814
83,431	Cree, Inc.*	1,637,750
65,785	LDK Solar Co. Ltd. ADR (China)*	1,194,656
84,607	MEMC Electronic Materials, Inc.*	1,555,076
66,647	Power Integrations, Inc.*	1,398,921
		6,500,217
	Software—4.0%
62,448	Ansys, Inc.*	1,787,886
86,371	Autodesk, Inc.*	1,840,566
		3,628,452
	Telecommunications—2.6%
219,106	Corning, Inc.	2,372,918
	Total Investments (Cost $160,548,386)—100.0%	89,975,231
	Other assets less liabilities—0.0%	11,392
	Net Assets—100.0%	$89,986,623

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares DWA Technical Leaders Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Industrials	28.6
Financials	18.6
Health Care	16.2
Consumer Discretionary	8.8
Materials	7.1
Telecommunication Services	6.6
Energy	3.9
Consumer Staples	3.7
Information Technology	3.7
Utilities	2.7
Money Market Fund	0.1
Other	0.0

Schedule of Investments

PowerShares DWA Technical Leaders Portfolio

October 31, 2008 (Unaudited).

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—8.8%
63,742	Guess?, Inc.	$1,387,663
52,885	Johnson Controls, Inc.	937,651
28,647	NIKE, Inc., Class B	1,650,927
91,535	O'Reilly Automotive, Inc.*	2,481,514
33,250	Polo Ralph Lauren Corp.	1,568,403
23,935	Strayer Education, Inc.	5,415,772
118,966	Urban Outfitters, Inc.*	2,586,321
19,614	VF Corp.	1,080,731
73,824	Yum! Brands, Inc.	2,141,634
		19,250,616
	Consumer Staples—3.7%
42,637	Church & Dwight Co., Inc.	2,519,420
77,595	Constellation Brands, Inc., Class A*	973,041
96,847	Energizer Holdings, Inc.*	4,731,945
		8,224,406
	Energy—3.9%
19,585	Apache Corp.	1,612,433
53,906	Occidental Petroleum Corp.	2,993,939
30,355	Oceaneering International, Inc.*	855,100
84,261	XTO Energy, Inc.	3,029,184
		8,490,656
	Financials—18.6%
28,784	ACE Ltd.	1,651,050
25,259	Affiliated Managers Group, Inc.*	1,171,512
14,686	Alexandria Real Estate Equities, Inc. REIT	1,020,971
36,058	Arch Capital Group Ltd.*	2,515,045
25,564	BlackRock, Inc.	3,357,575

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
104,425	Eaton Vance Corp.	$2,297,349
13,715	Essex Property Trust, Inc. REIT	1,334,470
23,718	Federal Realty Investment Trust REIT	1,453,202
17,081	Franklin Resources, Inc.	1,161,508
31,984	Hanover Insurance Group (The), Inc.	1,255,372
64,097	HCC Insurance Holdings, Inc.	1,413,980
38,258	Kimco Realty Corp. REIT	863,866
56,823	Leucadia National Corp.	1,525,129
23,030	Macerich (The) Co. REIT	677,543
27,822	MetLife, Inc.	924,247
97,730	New York Community Bancorp, Inc.	1,530,452
103,463	People's United Financial, Inc.	1,810,603
19,035	Public Storage REIT	1,551,353
49,802	Raymond James Financial, Inc.	1,159,889
33,300	Rayonier, Inc.	1,101,564
22,176	Regency Centers Corp. REIT	875,065
36,912	RenaissanceRe Holdings Ltd. (Bermuda)	1,694,261
18,673	Simon Property Group, Inc. REIT	1,251,651
33,134	StanCorp Financial Group, Inc.	1,129,207
39,366	Taubman Centers, Inc. REIT	1,307,739
135,467	Ventas, Inc. REIT	4,884,939
		40,919,542
	Health Care—16.2%
64,871	Aetna, Inc.	1,613,342
18,348	Becton Dickinson & Co.	1,273,351
23,414	C.R. Bard, Inc.	2,066,286
94,097	Celgene Corp.*	6,046,672
62,693	Covance, Inc.*	3,134,650
32,171	Edwards Lifesciences Corp.*	1,699,916

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares DWA Technical Leaders Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,910	Genentech, Inc.*	$1,734,275
36,912	Gen-Probe, Inc.*	1,737,079
114,145	Gilead Sciences, Inc.*	5,233,548
63,055	Henry Schein, Inc.*	2,951,605
58,560	IDEXX Laboratories, Inc.*	2,060,726
124,364	Pediatrix Medical Group, Inc.*	4,806,669
30,000	Thermo Fisher Scientific, Inc.*	1,218,000
		35,576,119
	Industrials—28.6%
26,938	Alliant Techsystems, Inc.*	2,223,463
76,937	AMETEK, Inc.	2,558,155
39,366	Brink's (The) Co.	1,908,857
21,351	Burlington Northern Santa Fe Corp.	1,901,520
78,370	C.H. Robinson Worldwide, Inc.	4,057,999
27,026	Caterpillar, Inc.	1,031,582
170,313	Corrections Corp. of America*	3,254,681
355,446	Covanta Holding Corp.*	7,663,416
44,511	CSX Corp.	2,035,043
21,981	Danaher Corp.	1,302,154
45,778	Donaldson Co., Inc.	1,609,097
22,422	Dun & Bradstreet (The) Corp.	1,652,277
23,139	FTI Consulting, Inc.*	1,347,847
33,663	ITT Corp.	1,498,004
142,933	J.B. Hunt Transport Services, Inc.	4,063,585
71,312	Kansas City Southern*	2,201,401
32,700	Lincoln Electric Holdings, Inc.	1,411,005
26,172	Lockheed Martin Corp.	2,225,929
34,263	Norfolk Southern Corp.	2,053,724
54,594	Republic Services, Inc.	1,293,878
41,349	Roper Industries, Inc.	1,875,177
25,918	Ryder System, Inc.	1,026,871
160,314	Stericycle, Inc.*	9,367,146
23,276	Union Pacific Corp.	1,554,139
84,536	WESCO International, Inc.*	1,680,576
		62,797,526
	Information Technology—3.7%
46,444	Amphenol Corp., Class A	1,330,621
70,271	Ansys, Inc.*	2,011,859
54,927	Global Payments, Inc.	2,225,092
41,841	Harris Corp.	1,504,184
22,343	Itron, Inc.*	1,083,189
		8,154,945
	Materials—7.1%
93,489	Airgas, Inc.	3,586,238
41,291	AptarGroup, Inc.	1,251,943
62,388	Ball Corp.	2,133,670
39,691	FMC Corp.	1,728,146
31,267	Greif, Inc., Class A	1,268,815
12,695	Martin Marietta Materials, Inc.	995,034

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,497	Praxair, Inc.	$1,726,280
39,583	Sigma-Aldrich Corp.	1,736,110
83,175	Valhi, Inc.	1,191,066
		15,617,302
	Telecommunication Services—6.6%
267,468	American Tower Corp., Class A*	8,641,891
274,105	Crown Castle International Corp.*	5,802,803
		14,444,694
	Utilities—2.7%
57,381	Hawaiian Electric Industries, Inc.	1,527,482
52,306	MDU Resources Group, Inc.	952,492
48,065	PG&E Corp.	1,762,544
67,042	UGI Corp.	1,600,293
		5,842,811
	Total Common Stocks and Other Equity Interests (Cost $291,450,927)	219,318,617
	Money Market Fund—0.1%
114,757	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $114,757)	114,757
	Total Investments (Cost $291,565,684)—100.0%	219,433,374
	Other assets less liabilities—0.0%	67,651
	Net Assets—100.0%	$219,501,025

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Golden Dragon Halter USX China Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Telecommunications Services	23.2
Information Technology	21.0
Energy	18.0
Industrials	9.5
Consumer Discretionary	8.0
Financials	5.7
Materials	5.1
Utilities	4.3
Health Care	4.0
Consumer Staples	1.2
Other	(0.0)

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Bermuda—0.5%
78,327	China Yuchai International Ltd.	$420,616
97,882	Global Sources Ltd.*	773,268
		1,193,884
	British Virgin Islands—0.0%
48,286	Origin Agritech Ltd.*	138,098
	Cayman Islands—6.6%
45,667	3SBio, Inc. ADR*	284,962
177,849	Actions Semiconductor Co. Ltd. ADR*	334,356
120,529	China Digital TV Holding Co. Ltd. ADR*	721,969
57,602	China Medical Technologies, Inc. ADR	1,403,761
223,917	China Nepstar Chain Drugstore Ltd. ADR	929,256
91,064	China Techfaith Wireless Communication Technology Ltd. ADR*	81,047
95,892	CNinsure, Inc. ADR*	838,096
173,338	E-House China Holdings Ltd. ADR*	1,178,698
105,662	Longtop Financial Technologies Ltd. ADR*	1,479,268
74,145	New Oriental Education & Technology Group ADR*	4,741,573
77,178	Noah Education Holdings Ltd. ADR*	200,663
23,965	Perfect World Co. Ltd. ADR*	446,468
782,352	Semiconductor Manufacturing International Corp. ADR*	766,705
88,694	Spreadtrum Communications, Inc. ADR*	112,641
53,817	Trina Solar Ltd. ADR*	564,540
132,598	WuXi PharmaTech Cayman, Inc. ADR*	1,241,117
		15,325,120
	China—65.0%
59,408	51job, Inc. ADR*	434,867
63,584	Acorn International, Inc. ADR*	233,989

Number of Shares		Value
	Common Stocks (Continued)
132,830	Agria Corp. ADR*	$292,226
848,384	Aluminum Corp of China Ltd. ADR	7,957,842
54,813	Baidu.com ADR*	11,291,477
74,883	Canadian Solar, Inc.*	724,867
102,291	China Eastern Airlines Corp. Ltd. ADR*	1,320,577
43,878	China Finance Online Co. Ltd. ADR*	394,024
268,461	China Life Insurance Co. Ltd. ADR	10,636,425
173,120	China Petroleum and Chemical Corp. ADR	11,257,994
94,837	China Security & Surveillance Technology, Inc.*	992,943
275,801	China Southern Airlines Co. Ltd. ADR*	2,173,312
83,134	China Sunergy Co. Ltd. ADR*	313,415
340,578	China Telecom Corp. Ltd. ADR	12,005,375
40,937	ChinaEdu Corp. ADR*	153,514
139,643	Ctrip.com International Ltd. ADR	4,270,283
26,581	eLong, Inc. ADR*	191,117
269,126	Focus Media Holding Ltd. ADR*	4,986,905
75,003	General Steel Holdings, Inc.*	355,514
503,906	Giant Interactive Group, Inc. ADR*	3,522,303
297,754	Guangshen Railway Co. Ltd. ADR	5,701,988
175,318	Gushan Enviromental Energy Ltd. ADR	506,669
74,639	Home Inns & Hotels Management, Inc. ADR*	746,390
506,923	Huaneng Power International, Inc. ADR	9,940,760
45,955	Hurray! Holding Co. Ltd. ADR*	91,450
352,856	JA Solar Holdings Co. Ltd. ADR*	1,693,709
74,777	KongZhong Corp. ADR*(a)	219,097
222,879	LDK Solar Co. Ltd. ADR*	4,047,483
50,503	Linktone Ltd. ADR*	43,938
226,777	Mindray Medical International Ltd. ADR	4,889,311
268,087	Netease.com, Inc. ADR*(a)	6,031,957

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
73,544	Ninetowns Internet Technology Group Co. Ltd. ADR*	$91,195
175,159	PetroChina Co. Ltd. ADR	13,063,357
110,341	Qiao Xing Mobile Communication Co. Ltd.*	290,197
65,047	Qiao Xing Universal Telephone, Inc.*	151,560
150,493	Shanda Interactive Entertainment Ltd. ADR*	4,161,131
131,358	Simcere Pharmaceutical Group ADR*	739,546
116,690	SINA Corp.*	3,780,756
151,325	Sinopec Shanghai Petrochemical Co. Ltd. ADR	2,838,857
89,982	Sinovac Biotech Ltd.*	156,569
113,098	Solarfun Power Holdings Co. Ltd. ADR*	689,898
323,533	Suntech Power Holdings Co. Ltd. ADR*	5,661,828
60,453	The9 Ltd. ADR*	859,642
70,246	Tongjitang Chinese Medicines Co. ADR*	172,103
150,711	VisionChina Media, Inc. ADR*	1,205,688
210,174	WSP Holdings Ltd. ADR*	996,225
151,323	Xinhua Finance Media Ltd. ADR*	164,942
151,273	Xinyuan Real Estate Co. Ltd. ADR*	382,721
1,033,718	Yanzhou Coal Mining Co. Ltd. ADR	6,388,377
266,760	Yingli Green Energy Holding Co. Ltd. ADR*	1,405,825
36,915	Yucheng Technologies Ltd.*	263,573
		150,885,711
	Hong Kong—22.6%
225,035	CDC Corp., Class A*	270,042
381,359	China Mobile Ltd. ADR	16,737,846
1,748,699	China Unicom Ltd. ADR	25,198,752
115,949	CNOOC Ltd. ADR	9,471,874
33,189	Deswell Industries, Inc.	99,899
94,166	Nam Tai Electronics, Inc.	715,662
		52,494,075
	South Korea—0.1%
90,892	Webzen, Inc. ADR	95,437
	United States—5.2%
35,628	American Dairy, Inc.*	437,511
97,014	AsiaInfo Holdings, Inc.*	1,066,184
56,712	China Automotive Systems, Inc.*	140,079
121,215	China BAK Battery, Inc.*	312,735
49,399	China Direct, Inc.*	124,979
57,926	China Fire & Security Group, Inc.*	498,164
63,355	China Housing & Land Development, Inc.*	92,498
99,123	China Information Security Technology, Inc.*	393,518
43,630	China Shenghuo Pharmaceutical Holdings, Inc.*	82,461
31,665	China Sky One Medical, Inc.*	284,352
57,373	ChinaCast Education Corp.*	138,269

Number of Shares		Value
	Common Stocks (Continued)
27,835	Chindex International, Inc.*	$233,257
80,312	Cogo Group, Inc.*	436,897
46,251	Fuqi International, Inc.*	365,845
57,712	Fushi Copperweld, Inc.*	256,818
112,735	HSW International, Inc.*	103,716
113,918	Shengda Tech, Inc.*	577,564
80,685	Sohu.com, Inc.*	4,432,835
38,417	SORL Auto Parts, Inc.*	102,958
79,773	Sutor Technology Group Ltd.*	171,512
149,925	Tiens Biotech Group USA, Inc.*	134,933
264,093	UTStarcom, Inc.*	628,541
56,663	Wonder Auto Technology, Inc.*	226,085
48,041	Wuhan General Group China, Inc.*	237,323
57,289	Zhongpin, Inc.*	493,259
		11,972,293
	Total Common Stocks (Cost $516,116,944)	232,104,618
	Money Market Fund—0.0%
75,223	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $75,223)	75,223
	Total Investments (Cost $516,192,167)—100.0%	232,179,841
	Liabilities in excess of other assets—(0.0%)	(162,894)
	Net Assets—100.0%	$232,016,947

ADR American Depositary Receipt.

*  Non-income producing security.

(a)  Affiliated Investment. See Note 5.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Listed Private Equity Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Investment Companies	57.5
Holding Companies - Diversified	14.3
Banks	8.0
Internet	5.4
REIT	4.4
Diversified Financial Services	4.3
Commercial Services	3.9
Closed-end Funds	1.9
Other	0.3

Schedule of Investments

PowerShares Listed Private Equity Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Banks—8.0%
123,352	SVB Financial Group*	$6,346,460
	Closed-end Funds—1.9%
101,042	Kayne Anderson Energy Development Co.	1,494,411
	Commercial Services—3.9%
309,298	Macquarie Infrastructure Co. LLC	3,139,375
	Diversified Financial Services—4.3%
50,669	Affiliated Managers Group, Inc.*	2,350,028
87,413	Evercore Partners, Inc., Class A	1,063,816
		3,413,844
	Holding Companies - Diversified—14.3%
217,533	Compass Diversified Holdings	2,653,903
324,990	Leucadia National Corp.	8,722,731
		11,376,634
	Internet—5.4%
260,346	Internet Capital Group, Inc.*	1,489,179
351,832	ModusLink Global Solutions, Inc.*	1,956,187
1,109,207	Safeguard Scientifics, Inc.*	865,181
		4,310,547
	Investment Companies—57.5%
605,570	Allied Capital Corp.	4,420,661
474,611	American Capital Ltd.	6,668,286
407,035	Apollo Investment Corp.	5,364,721
554,730	Ares Capital Corp.	4,360,178
373,463	BlackRock Kelso Capital Corp.	3,921,362
26,914	Capital Southwest Corp.	2,745,228
172,060	Fifth Street Finance Corp.	1,170,008
118,509	Gladstone Capital Corp.	1,411,442
188,768	Gladstone Investment Corp.	1,051,438

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
199,573	Harris & Harris Group, Inc.*	$997,865
224,811	Hercules Technology Growth Capital, Inc.	1,951,359
169,302	Kohlberg Capital Corp.	946,398
645,227	MCG Capital Corp.	529,086
144,932	MVC Capital, Inc.	1,792,809
168,123	NGP Capital Resources Co.	2,042,694
164,480	Patriot Capital Funding, Inc.	814,176
179,806	PennantPark Investment Corp.	821,713
228,510	Prospect Capital Corp.	2,874,656
207,317	TICC Capital Corp.	725,610
76,829	Tortoise Capital Resources Corp.	516,291
71,961	UTEK Corp.*	734,002
		45,859,983
	REIT—4.4%
476,118	CapitalSource, Inc.	3,523,273
	Total Investments (Cost $142,746,169)—99.7%	79,464,527
	Other assets less liabilities—0.3%	225,758
	Net Assets—100.0%	$79,690,285

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares Lux Nanotech Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Electronics	14.4
Chemicals	14.3
Pharmaceuticals	12.3
Biotechnology	10.4
Semiconductors	8.0
Miscellaneous Manufacturing	7.4
Software	7.0
Computers	6.9
Commercial Services	5.5
Energy - Alternate Sources	5.1
Investment Companies	4.2
Auto Manufacturers	3.7
Other	0.8

Schedule of Investments

PowerShares Lux Nanotech Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.2%
	Auto Manufacturers—3.7%
24,801	Toyota Motor Corp. ADR (Japan)	$1,887,108
	Biotechnology—10.4%
988,549	Biosante Pharmaceuticals, Inc.*	3,193,014
427,881	Nanosphere, Inc.*	2,130,847
		5,323,861
	Chemicals—14.3%
31,607	Air Products & Chemicals, Inc.	1,837,315
52,652	E.I. Du Pont de Nemours & Co.	1,684,864
463,624	ShengdaTech, Inc.*	2,350,573
320,707	Symyx Technologies, Inc.*	1,414,318
		7,287,070
	Commercial Services—5.5%
1,783,784	Altair Nanotechnologies, Inc.*	2,800,541
	Computers—6.9%
47,033	Hewlett-Packard Co.	1,800,423
18,678	International Business Machines Corp.	1,736,494
		3,536,917
	Electronics—14.4%
160,477	FEI Co.*	3,371,622
140,479	NVE Corp.*	3,968,531
		7,340,153
	Energy - Alternate Sources—5.1%
245,523	Headwaters, Inc.*	2,602,544

Number of Shares		Value
	Common Stocks (Continued)
	Investment Companies—4.2%
429,961	Harris & Harris Group, Inc.*	$2,149,805
	Miscellaneous Manufacturing—7.4%
32,174	3M Co.	2,068,788
87,364	General Electric Co.	1,704,472
		3,773,260
	Pharmaceuticals—12.3%
326,531	Elan Corp. PLC ADR (Ireland)*	2,491,432
546,056	Flamel Technologies ADR (France)*	3,822,392
		6,313,824
	Semiconductors—8.0%
120,812	Intel Corp.	1,932,992
276,031	Veeco Instruments, Inc.*	2,136,480
		4,069,472
	Software—7.0%
743,243	Accelrys, Inc.*	3,560,134
	Total Investments (Cost $84,015,959)—99.2%	50,644,689
	Other assets less liabilities—0.8%	418,198
	Net Assets—100.0%	$51,062,887

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares NASDAQ-100 BuyWrite Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Software	17.6
Computers	17.4
Biotechnology	13.3
Telecommunications	12.4
Internet	11.3
Semiconductors	8.2
Retail	5.1
Media	4.6
Pharmaceuticals	4.2
Commercial Services	2.1
Healthcare - Products	2.0
Transportation	1.5
Electronics	1.2
Auto Manufacturers	1.1
Lodging	0.6
Chemicals	0.5
Distribution/Wholesale	0.5
Environmental Control	0.5
Engineering & Construction	0.4
Textiles	0.4
Advertising	0.3
Machinery - Construction & Mining	0.3
Airlines	0.2
Beverages	0.2
Iron/Steel	0.2
Food	0.1
Other	(6.2)

Schedule of Investments

PowerShares NASDAQ-100 BuyWrite Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and other Equity Interests(a)—106.2%
	Advertising—0.3%
368	Focus Media Holding Ltd. ADR (China)*	$6,819
240	Lamar Advertising Co., Class A*	3,641
		10,460
	Airlines—0.2%
383	Ryanair Holdings PLC ADR (Ireland)*	8,529
	Auto Manufacturers—1.1%
1,342	PACCAR, Inc.	39,240
	Beverages—0.2%
301	Hansen Natural Corp.*	7,621
	Biotechnology—13.3%
1,624	Amgen, Inc.*	97,262
436	Amylin Pharmaceuticals, Inc.*	4,452

Number of Shares		Value
	Common Stocks and other Equity Interests(a) (Continued)
1,039	Biogen Idec, Inc.*	$44,209
1,486	Celgene Corp.*	95,490
1,109	Genzyme Corp.*	80,824
2,984	Gilead Sciences, Inc.*	136,817
518	Vertex Pharmaceuticals, Inc.*	13,577
		472,631
	Chemicals—0.5%
399	Sigma-Aldrich Corp.	17,500
	Commercial Services—2.1%
528	Apollo Group, Inc., Class A*	36,701
417	Monster Worldwide, Inc.*	5,938
1,128	Paychex, Inc.	32,193
		74,832

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and other Equity Interests(a) (Continued)
	Computers—17.4%
4,070	Apple, Inc.*	$437,892
898	Cadence Design Systems, Inc.*	3,655
936	Cognizant Technology Solutions Corp., Class A*	17,971
2,373	Dell, Inc.*	28,832
575	Logitech International S.A. (Switzerland)*	8,504
1,128	NetApp, Inc.*	15,262
1,860	Research In Motion Ltd. (Canada)*	93,801
680	SanDisk Corp.*	6,045
1,079	Sun Microsystems, Inc.*	4,963
		616,925
	Distribution/Wholesale—0.5%
468	Fastenal Co.	18,842
	Electronics—1.2%
2,995	Flextronics International Ltd. (Singapore)*	12,519
480	FLIR Systems, Inc.*	15,408
633	Garmin Ltd.*	14,211
		42,138
	Engineering & Construction—0.4%
496	Foster Wheeler Ltd.*	13,590
	Environmental Control—0.5%
296	Stericycle, Inc.*	17,295
	Food—0.1%
453	Whole Foods Market, Inc.	4,856
	Healthcare - Products—2.0%
470	DENTSPLY International, Inc.	14,279
294	Henry Schein, Inc.*	13,762
888	Hologic, Inc.*	10,869
128	Intuitive Surgical, Inc.*	22,117
384	Patterson Cos., Inc.*	9,727
		70,754
	Internet—11.3%
534	Akamai Technologies, Inc.*	7,679
932	Amazon.com, Inc.*	53,348
87	Baidu.com ADR (China)*	17,922
3,195	eBay, Inc.*	48,788
929	Expedia, Inc.*	8,835
479	Google, Inc., Class A*	172,133
478	IAC/InterActiveCorp*	8,011
1,792	Liberty Media Corp - Interactive, Series A*	8,745
2,890	Symantec Corp.*	36,356
600	VeriSign, Inc.*	12,720
2,194	Yahoo!, Inc.*	28,127
		402,664

Number of Shares		Value
	Common Stocks and other Equity Interests(a) (Continued)
	Iron/Steel—0.2%
681	Steel Dynamics, Inc.	$8,118
	Lodging—0.6%
373	Wynn Resorts Ltd.	22,529
	Machinery - Construction & Mining—0.3%
349	Joy Global, Inc.	10,114
	Media—4.6%
4,749	Comcast Corp., Class A	74,844
2,663	DIRECTV Group (The), Inc.*	58,293
392	Discovery Communications, Inc., Class A*	5,347
719	DISH Network Corp., Class A*	11,317
517	Liberty Global, Inc., Series A*	8,525
11,331	Sirius XM Radio, Inc.*	3,830
		162,156
	Pharmaceuticals—4.2%
218	Cephalon, Inc.*	15,635
725	Express Scripts, Inc.*	43,942
2,074	Teva Pharmaceutical Industries Ltd. ADR (Israel)	88,933
		148,510
	Retail—5.1%
1,154	Bed Bath & Beyond, Inc.*	29,739
754	Costco Wholesale Corp.	42,986
413	PetSmart, Inc.	8,132
435	Sears Holdings Corp.*	25,117
1,573	Staples, Inc.	30,563
3,346	Starbucks Corp.*	43,932
		180,469
	Semiconductors—8.2%
1,394	Altera Corp.	24,186
2,286	Applied Materials, Inc.	29,512
1,324	Broadcom Corp., Class A*	22,614
6,485	Intel Corp.	103,759
691	KLA-Tencor Corp.	16,066
427	Lam Research Corp.*	9,548
975	Linear Technology Corp.	22,113
1,899	Marvell Technology Group Ltd. (Bermuda)*	13,217
504	Microchip Technology, Inc.	12,414
1,800	NVIDIA Corp.*	15,768
1,208	Xilinx, Inc.	22,251
		291,448
	Software—17.6%
3,878	Activision Blizzard, Inc.*	48,320
1,713	Adobe Systems, Inc.*	45,634
772	Autodesk, Inc.*	16,451
1,640	CA, Inc.	29,192
697	Check Point Software Technologies (Israel)*	14,093

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and other Equity Interests(a) (Continued)
714	Citrix Systems, Inc.*	$18,400
1,059	Electronic Arts, Inc.*	24,124
676	Fiserv, Inc.*	22,551
370	Infosys Technologies Ltd. ADR (India)	10,848
1,332	Intuit, Inc.*	33,380
10,351	Microsoft Corp.	231,139
7,090	Oracle Corp.*	129,677
		623,809
	Telecommunications—12.4%
6,952	Cisco Systems, Inc.*	123,537
1,177	Juniper Networks, Inc.*	22,057
226	Leap Wireless International, Inc.*	6,337
5,005	Level 3 Communications, Inc.*	5,255
345	Millicom International Cellular S.A. (Luxembourg)	13,800
530	NII Holdings, Inc.*	13,653
6,519	QUALCOMM, Inc.	249,417
1,179	Virgin Media, Inc.	6,791
		440,847
	Textiles—0.4%
608	Cintas Corp.	14,410
	Transportation—1.5%
553	C.H. Robinson Worldwide, Inc.	28,634
689	Expeditors International of Washington, Inc.	22,496
		51,130
	Total Investments (Cost $4,440,909)—106.2%	3,771,417
	Liabilities in excess of other assets—(6.2%)	(219,425)
	Net Assets—100.0%	$3,551,992

ADR American Depository Receipt

*  Non-income producing security.

(a)  Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written. See Note 2H.

See Notes to Financial Statements.

18

Portfolio Composition

PowerShares S&P 500 BuyWrite Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Information Technology	16.8
Financials	15.9
Health Care	14.8
Energy	14.0
Consumer Staples	13.8
Industrials	11.7
Consumer Discretionary	8.7
Utilities	4.1
Telecommunication Services	3.5
Materials	3.3
Money Market Fund	0.1
Other	(6.7)

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—106.6%
	Consumer Discretionary—8.7%
521	Abercrombie & Fitch Co., Class A	$15,088
1,913	Amazon.com, Inc.*	109,500
636	Apollo Group, Inc., Class A*	44,208
645	AutoNation, Inc.*	4,431
250	AutoZone, Inc.*	31,823
1,559	Bed Bath & Beyond, Inc.*	40,175
2,023	Best Buy Co., Inc.	54,237
491	Big Lots, Inc.*	11,995
359	Black & Decker (The) Corp.	18,173
2,617	Carnival Corp.	66,472
4,072	CBS Corp., Class B	39,539
740	Centex Corp.	9,065
2,017	Coach, Inc.*	41,550
17,478	Comcast Corp., Class A	275,453
1,650	D.R. Horton, Inc.	12,177
841	Darden Restaurants, Inc.	18,645
3,457	DIRECTV Group (The), Inc.*	75,674
1,726	Eastman Kodak Co.	15,845
1,254	Expedia, Inc.*	11,926
836	Family Dollar Stores, Inc.	22,497
13,543	Ford Motor Co.*	29,659
898	Fortune Brands, Inc.	34,250
979	GameStop Corp., Class A*	26,815
1,366	Gannett Co., Inc.	15,026
2,812	Gap (The), Inc.	36,387
3,391	General Motors Corp.	19,600
969	Genuine Parts Co.	38,130
1,444	Goodyear Tire & Rubber (The) Co.*	12,880
1,965	H&R Block, Inc.	38,750

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
1,410	Harley-Davidson, Inc.	$34,517
350	Harman International Industries, Inc.	6,430
752	Hasbro, Inc.	21,861
10,173	Home Depot (The), Inc.	239,981
1,854	International Game Technology	25,956
2,853	Interpublic Group of Cos., Inc.*	14,807
1,330	J. C. Penney Co., Inc.	31,814
3,557	Johnson Controls, Inc.	63,066
500	Jones Apparel Group, Inc.	5,555
451	KB Home	7,527
1,824	Kohl's Corp.*	64,077
963	Leggett & Platt, Inc.	16,718
847	Lennar Corp., Class A	6,556
1,709	Limited Brands, Inc.	20,474
567	Liz Claiborne, Inc.	4,621
8,779	Lowe's Cos., Inc.	190,504
2,519	Macy's, Inc.	30,959
1,770	Marriott International, Inc., Class A	36,940
2,160	Mattel, Inc.	32,443
6,713	McDonald's Corp.	388,883
1,902	McGraw-Hill Cos (The), Inc.	51,050
217	Meredith Corp.	4,203
697	New York Times (The) Co., Class A	6,970
1,660	Newell Rubbermaid, Inc.	22,825
13,751	News Corp., Class A	146,311
2,350	NIKE, Inc., Class B	135,431
956	Nordstrom, Inc.	17,294
1,647	Office Depot, Inc.*	5,929
1,909	Omnicom Group, Inc.	56,392
341	Polo Ralph Lauren Corp.	16,085

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
1,280	Pulte Homes, Inc.	$14,259
785	RadioShack Corp.	9,938
538	Scripps Networks Interactive, Inc., Class A	15,279
341	Sears Holdings Corp.*	19,689
591	Sherwin-Williams (The) Co.	33,634
344	Snap-On, Inc.	12,711
471	Stanley Works (The)	15,421
4,259	Staples, Inc.	82,752
4,375	Starbucks Corp.*	57,444
1,119	Starwood Hotels & Resorts Worldwide, Inc.	25,222
4,520	Target Corp.	181,342
743	Tiffany & Co.	20,395
21,459	Time Warner, Inc.	216,521
2,512	TJX Cos., Inc.	67,221
521	VF Corp.	28,707
3,719	Viacom, Inc., Class B*	75,198
11,238	Walt Disney (The) Co.	291,063
36	Washington Post (The) Co., Class B	15,365
446	Whirlpool Corp.	20,806
1,063	Wyndham Worldwide Corp.	8,706
2,808	Yum! Brands, Inc.	81,460
		4,169,282
	Consumer Staples—13.8%
12,336	Altria Group, Inc.	236,728
4,307	Anheuser-Busch Cos., Inc.	267,163
3,859	Archer-Daniels-Midland Co.	79,997
2,549	Avon Products, Inc.	63,292
586	Brown-Forman Corp., Class B	26,604
1,268	Campbell Soup Co.	48,121
827	Clorox (The) Co.	50,290
11,882	Coca-Cola (The) Co.	523,521
1,899	Coca-Cola Enterprises, Inc.	19,085
3,029	Colgate-Palmolive Co.	190,100
2,713	ConAgra Foods, Inc.	47,260
1,161	Constellation Brands, Inc., Class A*	14,559
2,604	Costco Wholesale Corp.	148,454
8,596	CVS Caremark Corp.	263,467
912	Dean Foods Co.*	19,936
1,520	Dr Pepper Snapple Group, Inc.*	34,808
688	Estee Lauder (The) Cos., Inc., Class A	24,796
2,013	General Mills, Inc.	136,361
1,871	H.J. Heinz Co.	81,987
993	Hershey (The) Co.	36,979
1,500	Kellogg Co.	75,630
2,487	Kimberly-Clark Corp.	152,428
9,092	Kraft Foods, Inc., Class A	264,941
3,922	Kroger (The) Co.	107,698
1,042	Lorillard, Inc.	68,626
773	McCormick & Co., Inc.	26,019
903	Molson Coors Brewing Co., Class B	33,736

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
818	Pepsi Bottling Group (The), Inc.	$18,912
9,357	PepsiCo, Inc.	533,443
12,320	Philip Morris International, Inc.	535,550
18,111	Procter & Gamble (The) Co.	1,168,885
1,018	Reynolds American, Inc.	49,841
2,607	Safeway, Inc.	55,451
4,231	Sara Lee Corp.	47,303
1,272	SUPERVALU, Inc.	18,113
3,606	Sysco Corp.	94,477
1,797	Tyson Foods, Inc., Class A	15,706
884	UST, Inc.	59,750
5,928	Walgreen Co.	150,927
13,384	Wal-Mart Stores, Inc.	746,961
809	Whole Foods Market, Inc.	8,672
		6,546,577
	Energy—14.0%
2,806	Anadarko Petroleum Corp.	99,052
2,003	Apache Corp.	164,907
1,846	Baker Hughes, Inc.	64,518
1,762	BJ Services Co.	22,642
619	Cabot Oil & Gas Corp.	17,375
1,304	Cameron International Corp.*	31,635
3,121	Chesapeake Energy Corp.	68,568
12,262	Chevron Corp.	914,744
9,084	ConocoPhillips	472,549
1,097	CONSOL Energy, Inc.	34,435
2,646	Devon Energy Corp.	213,956
4,200	El Paso Corp.	40,740
858	ENSCO International, Inc.	32,613
1,491	EOG Resources, Inc.	120,652
31,046	Exxon Mobil Corp.	2,301,129
5,252	Halliburton Co.	103,937
1,695	Hess Corp.	102,056
4,226	Marathon Oil Corp.	122,977
507	Massey Energy Co.	11,707
1,141	Murphy Oil Corp.	57,780
1,678	Nabors Industries Ltd. (Bermuda)*	24,130
2,500	National Oilwell Varco, Inc.*	74,725
1,612	Noble Corp.	51,923
1,035	Noble Energy, Inc.	53,634
4,894	Occidental Petroleum Corp.	271,813
1,629	Peabody Energy Corp.	56,217
717	Pioneer Natural Resources Co.	19,954
929	Range Resources Corp.	39,222
677	Rowan Cos., Inc.	12,281
7,160	Schlumberger Ltd.	369,813
1,293	Smith International, Inc.	44,583
2,056	Southwestern Energy Co.*	73,235
3,682	Spectra Energy Corp.	71,173
700	Sunoco, Inc.	21,350

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
826	Tesoro Corp.	$7,987
1,910	Transocean, Inc.	157,250
3,133	Valero Energy Corp.	64,477
4,076	Weatherford International Ltd.*	68,803
3,452	Williams (The) Cos., Inc.	72,388
3,290	XTO Energy, Inc.	118,276
		6,671,206
	Financials—15.9%
2,852	Aflac, Inc.	126,287
3,243	Allstate (The) Corp.	85,583
1,240	American Capital Ltd.	17,422
6,944	American Express Co.	190,960
16,104	American International Group, Inc.	30,759
1,299	Ameriprise Financial, Inc.	28,058
1,663	AON Corp.	70,345
513	Apartment Investment & Management Co., Class A	7,505
711	Assurant, Inc.	18,116
461	AvalonBay Communities, Inc.	32,740
29,977	Bank of America Corp.	724,545
6,864	Bank of New York Mellon (The) Corp.	223,766
3,291	BB&T Corp.	117,982
718	Boston Properties, Inc.	50,892
2,250	Capital One Financial Corp.	88,020
1,030	CB Richard Ellis Group, Inc., Class A*	7,220
5,587	Charles Schwab (The) Corp.	106,823
2,160	Chubb (The) Corp.	111,931
972	Cincinnati Financial Corp.	25,262
1,709	CIT Group, Inc.	7,075
32,501	Citigroup, Inc.	443,639
402	CME Group, Inc.	113,424
901	Comerica, Inc.	24,859
720	Developers Diversified Realty Corp.	9,482
2,871	Discover Financial Services	35,170
3,218	E*TRADE Financial Corp.*	5,857
1,623	Equity Residential	56,691
527	Federated Investors, Inc., Class B	12,753
3,459	Fifth Third Bancorp	37,530
1,208	First Horizon National Corp.	14,387
912	Franklin Resources, Inc.	62,016
1,363	General Growth Properties, Inc.	5,643
2,594	Genworth Financial, Inc., Class A	12,555
2,597	Goldman Sachs Group (The), Inc.	240,223
1,804	Hartford Financial Services Group (The), Inc.	18,617
1,507	HCP, Inc.	45,105
3,111	Host Hotels & Resorts, Inc.	32,168
3,112	Hudson City Bancorp, Inc.	58,537
2,193	Huntington Bancshares, Inc.	20,724
452	IntercontinentalExchange, Inc.*	38,673
2,316	Invesco Ltd.	34,532

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
957	Janus Capital Group, Inc.	$11,235
21,988	JPMorgan Chase & Co.	907,006
2,963	Keycorp	36,237
1,360	Kimco Realty Corp.	30,709
849	Legg Mason, Inc.	18,839
1,060	Leucadia National Corp.	28,450
1,538	Lincoln National Corp.	26,515
2,169	Loews Corp.	72,032
462	M&T Bank Corp.	37,468
3,072	Marsh & McLennan Cos., Inc.	90,071
1,554	Marshall & Ilsley Corp.	28,019
1,171	MBIA, Inc.	11,511
9,172	Merrill Lynch & Co., Inc.	170,507
4,562	MetLife, Inc.	151,550
1,182	Moody's Corp.	30,259
6,642	Morgan Stanley	116,036
813	Nasdaq OMX (The) Group, Inc.*	26,390
12,536	National City Corp.	33,847
1,324	Northern Trust Corp.	74,554
1,593	NYSE Euronext	48,077
1,025	Plum Creek Timber Co., Inc.	38,212
2,075	PNC Financial Services Group, Inc.	138,340
1,552	Principal Financial Group, Inc.	29,472
4,046	Progressive (The) Corp.	57,736
1,572	ProLogis	22,008
2,557	Prudential Financial, Inc.	76,710
750	Public Storage	61,125
4,161	Regions Financial Corp.	46,145
1,348	Simon Property Group, Inc.	90,356
2,798	SLM Corp.*	29,855
3,254	Sovereign Bancorp, Inc.	9,437
2,585	State Street Corp.	112,060
2,118	SunTrust Banks, Inc.	85,017
1,550	T. Rowe Price Group, Inc.	61,287
522	Torchmark Corp.	21,804
3,538	Travelers (The) Cos., Inc.	150,542
10,398	U.S. Bancorp	309,964
2,069	Unum Group	32,587
821	Vornado Realty Trust	57,922
12,929	Wachovia Corp.	82,875
19,778	Wells Fargo & Co.	673,442
1,869	XL Capital Ltd., Class A	18,129
687	Zions Bancorporation	26,182
		7,574,395
	Health Care—14.8%
9,214	Abbott Laboratories	508,152
2,824	Aetna, Inc.	70,233
1,842	Allergan, Inc.	73,072
949	AmerisourceBergen Corp.	29,675
6,315	Amgen, Inc.*	378,205

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
1,015	Applied Biosystems, Inc.	$31,292
651	Barr Pharmaceuticals, Inc.*	41,833
3,759	Baxter International, Inc.	227,382
1,458	Becton Dickinson & Co.	101,185
1,739	Biogen Idec, Inc.*	73,994
8,987	Boston Scientific Corp.*	81,153
11,856	Bristol-Myers Squibb Co.	243,641
595	C.R. Bard, Inc.	52,509
2,151	Cardinal Health, Inc.	82,168
2,725	Celgene Corp.*	175,109
1,646	CIGNA Corp.	26,830
887	Coventry Health Care, Inc.*	11,700
3,005	Covidien Ltd.	133,091
625	DaVita, Inc.*	35,469
5,993	Eli Lilly & Co.	202,683
1,477	Express Scripts, Inc.*	89,521
1,826	Forest Laboratories, Inc.*	42,418
1,609	Genzyme Corp.*	117,264
5,510	Gilead Sciences, Inc.*	252,634
955	Hospira, Inc.*	26,568
1,012	Humana, Inc.*	29,945
1,090	IMS Health, Inc.	15,631
233	Intuitive Surgical, Inc.*	40,260
16,679	Johnson & Johnson	1,023,090
1,476	King Pharmaceuticals, Inc.*	12,974
666	Laboratory Corp. of America Holdings*	40,952
1,653	McKesson Corp.	60,814
3,029	Medco Health Solutions, Inc.*	114,951
6,757	Medtronic, Inc	272,510
12,788	Merck & Co., Inc.	395,789
330	Millipore Corp.*	17,124
1,824	Mylan, Inc.*	15,632
545	Patterson Cos., Inc.*	13,805
716	PerkinElmer, Inc.	12,845
40,234	Pfizer, Inc.	712,544
946	Quest Diagnostics, Inc.	44,273
9,736	Schering-Plough Corp.	141,075
2,047	St. Jude Medical, Inc.*	77,847
1,481	Stryker Corp.	79,174
2,485	Tenet Healthcare Corp.*	10,884
2,510	Thermo Fisher Scientific, Inc.*	101,906
7,293	UnitedHealth Group, Inc.	173,063
748	Varian Medical Systems, Inc.*	34,041
593	Waters Corp.*	25,973
625	Watson Pharmaceuticals, Inc.*	16,356
3,062	WellPoint, Inc.*	119,020
7,986	Wyeth	256,989
1,349	Zimmer Holdings, Inc.*	62,634
		7,029,882

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
	Industrials—11.7%
4,186	3M Co.	$269,160
2,030	Allied Waste Industries, Inc.*	21,153
638	Avery Dennison Corp.	22,343
4,433	Boeing Co.	231,713
1,691	Burlington Northern Santa Fe Corp.	150,600
1,018	C.H. Robinson Worldwide, Inc.	52,712
3,646	Caterpillar, Inc.	139,168
792	Cintas Corp.	18,770
1,042	Cooper Industries Ltd., Class A	32,250
2,441	CSX Corp.	111,603
1,214	Cummins, Inc.	31,382
1,528	Danaher Corp.	90,519
2,557	Deere & Co.	98,598
1,125	Dover Corp.	35,741
995	Eaton Corp.	44,377
4,647	Emerson Electric Co.	152,096
768	Equifax, Inc.	20,029
1,276	Expeditors International of Washington, Inc.	41,661
774	Fastenal Co.	31,161
1,864	FedEx Corp.	121,850
344	Flowserve Corp.	19,580
1,072	Fluor Corp.	42,805
2,380	General Dynamics Corp.	143,562
62,646	General Electric Co.	1,222,223
749	Goodrich Corp.	27,383
4,458	Honeywell International, Inc.	135,746
2,395	Illinois Tool Works, Inc.	79,969
1,908	Ingersoll-Rand Co. Ltd., Class A	35,203
1,089	ITT Corp.	48,461
733	Jacobs Engineering Group, Inc.*	26,703
727	L-3 Communications Holdings, Inc.	59,011
1,994	Lockheed Martin Corp.	169,590
780	Manitowoc (The) Co., Inc.	7,675
2,156	Masco Corp.	21,883
743	Monster Worldwide, Inc.*	10,580
2,247	Norfolk Southern Corp.	134,685
2,021	Northrop Grumman Corp.	94,765
2,176	PACCAR, Inc.	63,626
718	Pall Corp.	18,962
1,004	Parker Hannifin Corp.	38,925
1,244	Pitney Bowes, Inc.	30,826
834	Precision Castparts Corp.	54,052
1,258	R.R. Donnelley & Sons Co.	20,845
2,497	Raytheon Co.	127,622
934	Robert Half International, Inc.	17,625
872	Rockwell Automation, Inc.	24,128
955	Rockwell Collins, Inc.	35,555
339	Ryder System, Inc.	13,431
4,396	Southwest Airlines Co.	51,785

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
582	Terex Corp.*	$9,714
1,489	Textron, Inc.	26,355
2,844	Tyco International Ltd. (Bermuda)	71,896
3,050	Union Pacific Corp.	203,649
6,017	United Parcel Service, Inc., Class B	317,577
5,756	United Technologies Corp.	316,350
388	W.W. Grainger, Inc.	30,485
2,938	Waste Management, Inc.	91,754
		5,561,872
	Information Technology—16.8%
3,177	Adobe Systems, Inc.*	84,635
3,637	Advanced Micro Devices, Inc.*	12,730
583	Affiliated Computer Services, Inc., Class A*	23,903
2,141	Agilent Technologies, Inc.*	47,509
1,013	Akamai Technologies, Inc.*	14,567
1,801	Altera Corp.	31,247
1,059	Amphenol Corp., Class A	30,340
1,740	Analog Devices, Inc.	37,166
5,295	Apple, Inc.*	569,689
8,036	Applied Materials, Inc.	103,745
1,347	Autodesk, Inc.*	28,705
3,048	Automatic Data Processing, Inc.	106,528
1,138	BMC Software, Inc.*	29,383
2,644	Broadcom Corp., Class A*	45,160
2,359	CA, Inc.	41,990
541	Ciena Corp.*	5,199
35,308	Cisco Systems, Inc.*	627,423
1,093	Citrix Systems, Inc.*	28,167
1,746	Cognizant Technology Solutions Corp., Class A*	33,523
907	Computer Sciences Corp.*	27,355
1,527	Compuware Corp.*	9,742
729	Convergys Corp.*	5,606
9,451	Corning, Inc.	102,354
10,438	Dell, Inc.*	126,822
6,543	eBay, Inc.*	99,912
1,909	Electronic Arts, Inc.*	43,487
12,401	EMC Corp.*	146,084
1,136	Fidelity National Information Services, Inc.	17,142
983	Fiserv, Inc.*	32,793
1,428	Google, Inc., Class A*	513,166
804	Harris Corp.	28,904
14,639	Hewlett-Packard Co.	560,381
33,604	Intel Corp.	537,664
8,098	International Business Machines Corp.	752,871
1,923	Intuit, Inc.*	48,190
1,258	Jabil Circuit, Inc.	10,580
1,284	JDS Uniphase Corp.*	7,011
3,255	Juniper Networks, Inc.*	60,999
1,038	KLA-Tencor Corp.	24,134

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
527	Lexmark International, Inc., Class A*	$13,612
1,327	Linear Technology Corp.	30,096
3,855	LSI Corp.*	14,842
433	MasterCard, Inc., Class A	64,006
1,352	MEMC Electronic Materials, Inc.*	24,850
1,103	Microchip Technology, Inc.	27,167
4,558	Micron Technology, Inc.*	21,468
46,866	Microsoft Corp.	1,046,518
855	Molex, Inc.	12,321
13,568	Motorola, Inc.	72,860
1,168	National Semiconductor Corp.	15,383
1,961	NetApp, Inc.*	26,532
2,068	Novell, Inc.*	9,637
594	Novellus Systems, Inc.*	9,385
3,333	NVIDIA Corp.*	29,197
23,388	Oracle Corp.*	427,767
1,922	Paychex, Inc.	54,854
785	QLogic Corp.*	9,436
9,794	QUALCOMM, Inc.	374,718
623	Salesforce.com, Inc.*	19,288
1,347	SanDisk Corp.*	11,975
4,509	Sun Microsystems, Inc.*	20,741
5,026	Symantec Corp.*	63,227
2,381	Tellabs, Inc.*	10,095
1,069	Teradata Corp.*	16,452
1,012	Teradyne, Inc.*	5,161
7,851	Texas Instruments, Inc.	153,566
1,184	Total System Services, Inc.	16,268
2,829	Tyco Electronics Ltd.	54,996
2,153	Unisys Corp.*	3,273
1,157	VeriSign, Inc.*	24,528
4,367	Western Union (The) Co.	66,640
5,224	Xerox Corp.	41,896
1,656	Xilinx, Inc.	30,504
8,300	Yahoo!, Inc.*	106,406
		7,986,471
	Materials—3.3%
1,268	Air Products & Chemicals, Inc.	73,709
672	AK Steel Holding Corp.	9,354
4,872	Alcoa, Inc.	56,077
600	Allegheny Technologies, Inc.	15,924
340	Ashland, Inc.	7,681
579	Ball Corp.	19,802
597	Bemis Co., Inc.	14,829
339	CF Industries Holdings, Inc.	21,760
5,540	Dow Chemical (The) Co.	147,752
5,404	E.I. du Pont de Nemours & Co.	172,928
457	Eastman Chemical Co.	18,458
1,051	Ecolab, Inc.	39,160
2,300	Freeport-McMoRan Copper & Gold, Inc.	66,930

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
675	Hercules, Inc.	$11,347
471	International Flavors & Fragrances, Inc.	15,015
2,561	International Paper Co.	44,100
1,023	MeadWestvaco, Corp.	14,353
3,294	Monsanto Co.	293,101
2,735	Newmont Mining Corp.	72,040
1,896	Nucor Corp.	76,807
784	Pactiv Corp.*	18,471
983	PPG Industries, Inc.	48,737
1,886	Praxair, Inc.	122,873
742	Rohm & Haas Co.	52,200
947	Sealed Air Corp.	16,023
754	Sigma-Aldrich Corp.	33,070
510	Titanium Metals Corp.	4,748
703	United States Steel Corp.	25,927
658	Vulcan Materials Co.	35,716
1,265	Weyerhaeuser Co.	48,348
		1,597,240
	Telecommunication Services—3.5%
2,359	American Tower Corp., Class A*	76,219
35,173	AT&T, Inc.	941,582
613	CenturyTel, Inc.	15,392
854	Embarq Corp.	25,620
1,893	Frontier Communications Corp.	14,406
8,890	Qwest Communications International, Inc.	25,425
17,095	Sprint Nextel Corp.	53,507
16,997	Verizon Communications, Inc.	504,301
2,633	Windstream Corp.	19,774
		1,676,226
	Utilities—4.1%
4,029	AES (The) Corp.*	32,111
1,012	Allegheny Energy, Inc.	30,512
1,259	Ameren Corp.	40,855
2,409	American Electric Power Co., Inc.	78,606
2,047	CenterPoint Energy, Inc.	23,581
1,349	CMS Energy Corp.	13,827
1,636	Consolidated Edison, Inc.	70,872
1,068	Constellation Energy Group, Inc.	25,856
3,474	Dominion Resources, Inc.	126,037
976	DTE Energy Co.	34,453
7,576	Duke Energy Corp.	124,095
3,028	Dynegy, Inc., Class A*	11,022
1,952	Edison International	69,472
1,148	Entergy Corp.	89,601
3,937	Exelon Corp.	213,542
1,826	FirstEnergy Corp.	95,244
2,446	FPL Group, Inc.	115,549
458	Integrys Energy Group, Inc.	21,833
270	Nicor, Inc.	12,477
1,642	NiSource, Inc.	21,280

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (Continued)
1,208	Pepco Holdings, Inc.	$24,945
2,147	PG&E Corp.	78,730
604	Pinnacle West Capital Corp.	19,117
2,243	PPL Corp.	73,615
1,570	Progress Energy, Inc.	61,811
3,046	Public Service Enterprise Group, Inc.	85,745
1,039	Questar Corp.	35,804
1,476	Sempra Energy	62,863
4,613	Southern Co.	158,410
1,275	TECO Energy, Inc.	14,714
698	Wisconsin Energy Corp.(b)	30,363
2,672	Xcel Energy, Inc.	46,546
		1,943,488
	Total Common Stocks and Other Equity Interests (Cost $63,730,777)	50,756,639
	Money Market Fund—0.1%
34,965	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $34,965)	34,965
	Total Investments (Cost $63,765,742)—106.7%	50,791,604
	Liabilities in excess of other assets—(6.7%)	(3,203,719)
	Net Assets—100.0%	$47,587,885

*  Non-income producing security.

(a)  Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written. See Note 2H.

(b)  Security not subject to call options written.

See Notes to Financial Statements.

24

Portfolio Composition

PowerShares Value Line Industry Rotation Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Commerical Services	10.8
Oil & Gas	10.2
Transportation	6.9
Internet	6.0
Food	5.9
Healthcare - Products	5.3
Chemicals	4.9
Aerospace/Defense	4.3
Electronics	3.5
Miscellaneous Manufacturing	3.1
Environmental Control	2.9
Media	2.9
Metal Fabricate/Hardware	2.9
Pharmaceuticals	2.6
Mining	2.4
Machinery - Diversified	2.2
Healthcare - Services	2.0
Software	1.8
Household Products/Wares	1.6
Agriculture	1.5
Biotechnology	1.5
Distribution/Wholesale	1.5
Home Furnishings	1.5
Semiconductors	1.5
Cosmetics/Personal Care	1.4
Textiles	1.4
Pipelines	1.3
Building Materials	1.2
Iron/Steel	1.1
Closed-end Funds	1.0
Engineering & Construction	1.0
Coal	0.7
Machinery - Construction & Mining	0.7
Telecommunications	0.6
Money Market Fund	0.3
Other	(0.4)

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—4.3%
6,973	General Dynamics Corp.	$420,611
5,564	Lockheed Martin Corp.	473,218
8,471	National Presto Industries, Inc.	561,204
		1,455,033

Number of Shares		Value
	Common Stocks (Continued)
	Agriculture—1.5%
9,584	British American Tobacco PLC ADR (United Kingdom)	$520,986
	Biotechnology—1.5%
13,031	OSI Pharmaceuticals, Inc.*	494,526

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares Value Line Industry Rotation Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Building Materials—1.2%
29,854	Gibraltar Industries, Inc.	$395,566
	Chemicals—4.9%
11,731	Airgas, Inc.	450,001
4,310	CF Industries Holdings, Inc.	276,659
5,542	Monsanto Co.	493,128
24,058	Olin Corp.	436,893
		1,656,681
	Closed-end Funds—1.0%
46,098	New Germany Fund, Inc.	340,203
	Coal—0.7%
9,871	Massey Energy Co.	227,921
	Commercial Services—10.8%
19,117	Forrester Research, Inc.*	536,232
24,396	Gartner, Inc.*	448,886
7,351	ITT Educational Services, Inc.*	644,315
72,255	On Assignment, Inc.*	469,658
20,076	Quanta Services, Inc.*	396,702
64,760	Service Corp International	446,844
3,031	Strayer Education, Inc.	685,823
		3,628,460
	Cosmetics/Personal Care—1.4%
12,972	Estee Lauder (The) Cos., Inc., Class A	467,511
	Distribution/Wholesale—1.5%
12,672	Fastenal Co.	510,175
	Electronics—3.5%
9,406	Axsys Technologies, Inc.*	621,078
17,519	FLIR Systems, Inc.*	562,360
		1,183,438
	Engineering & Construction—1.0%
8,191	Fluor Corp.	327,067
	Environmental Control—2.9%
33,511	Calgon Carbon Corp.*	446,367
8,134	Clean Harbors, Inc.*	533,346
		979,713
	Food—5.9%
26,109	Flowers Foods, Inc.	774,132
27,065	Ingles Markets, Inc., Class A	505,033
25,869	Spartan Stores., Inc.	698,204
		1,977,369
	Healthcare - Products—5.3%
43,896	CryoLife, Inc.*	588,206
8,285	Techne Corp.*	571,831
25,569	Thoratec Corp.*	629,509
		1,789,546

Number of Shares		Value
	Common Stocks (Continued)
	Healthcare - Services—2.0%
11,979	Amedisys, Inc.*	$675,735
	Home Furnishings—1.5%
31,263	Panasonic Corp. ADR (Japan)	493,330
	Household Products/Wares—1.6%
29,938	Helen of Troy Ltd.*	538,585
	Internet—6.0%
50,359	eResearchTechnology, Inc.*	325,319
45,641	Interwoven, Inc.*	575,533
21,371	NetFlix, Inc.*	529,146
29,203	Websense, Inc.*	570,043
		2,000,041
	Iron/Steel—1.1%
6,604	Cliffs Natural Resources, Inc.	178,242
4,953	United States Steel Corp.	182,667
		360,909
	Machinery - Construction & Mining—0.7%
9,622	Bucyrus International, Inc.	232,179
	Machinery - Diversified—2.2%
5,036	Flowserve Corp.	286,649
11,385	Wabtec Corp.	452,668
		739,317
	Media—2.9%
30,652	Comcast Corp., Class A	472,654
22,935	DIRECTV Group (The), Inc.*	502,047
		974,701
	Metal Fabricate/Hardware—2.9%
15,576	Ampco-Pittsburgh Corp.	368,216
38,974	NN, Inc.	281,003
20,492	Timken (The) Co.	325,413
		974,632
	Mining—2.4%
18,743	Barrick Gold Corp. (Canada)	425,841
9,740	BHP Billiton Ltd. ADR (Australia)	378,691
		804,532
	Miscellaneous Manufacturing—3.1%
9,411	Brink's (The) Co.	456,339
12,813	Matthews International Corp., Class A	571,845
		1,028,184
	Oil & Gas—10.2%
14,955	Berry Petroleum Co., Class A	348,452
13,003	Chesapeake Energy Corp.	285,676
8,702	EnCana Corp. (Canada)	443,019
9,316	ENSCO International, Inc.	354,101
11,209	Helmerich & Payne, Inc.	384,581

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares Value Line Industry Rotation Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
6,092	Hess Corp.	$366,799
14,616	Petro-Canada (Canada)	364,815
10,015	Pioneer Natural Resources Co.	278,717
16,456	Southwestern Energy Co.*	586,162
		3,412,322
	Pharmaceuticals—2.6%
20,015	Catalyst Health Solutions, Inc.*	337,653
8,901	Express Scripts, Inc.*	539,490
		877,143
	Pipelines—1.3%
20,512	Williams Cos., Inc.	430,137
	Semiconductors—1.5%
28,405	Altera Corp.	492,827
	Software—1.8%
10,952	ManTech International Corp., Class A*	590,751
	Telecommunications—0.6%
13,979	CommScope, Inc.*	205,631
	Textiles—1.4%
14,669	UniFirst Corp.	478,649
	Transportation—6.9%
25,004	Eagle Bulk Shipping, Inc.	249,290
18,623	Forward Air Corp.	487,364
10,250	Genco Shipping & Trading Ltd.	213,713
12,994	Kansas City Southern*	401,125
9,117	Norfolk Southern Corp.	546,472
10,137	Ryder System, Inc.	401,628
		2,299,592
	Total Common Stocks (Cost $48,476,501)	33,563,392
	Money Market Fund—0.3%
85,786	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $85,786)	$85,786
	Total Investments (Cost $49,226,232)—100.4%	33,649,178
	Liabilities in excess of other assets—(0.4%)	(132,159)
	Net Assets—100.0%	$33,517,019

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

27

Portfolio Composition

PowerShares Value Line TimelinessTM Select Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Industrials	26.7
Health Care	22.7
Information Technology	14.6
Consumer Discretionary	10.5
Materials	8.8
Energy	7.4
Utilities	3.5
Financials	3.4
Consumer Staples	2.5
Other	(0.1)

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—10.5%
68,175	Advance Auto Parts, Inc.	$2,127,060
85,829	Big Lots, Inc.*	2,096,802
52,207	Panera Bread Co. Class A*	2,355,580
72,663	Ross Stores, Inc.	2,375,353
57,490	Warnaco Group (The), Inc.*	1,713,777
		10,668,572
	Consumer Staples—2.5%
48,465	Wal-Mart Stores, Inc.	2,704,832
	Energy—7.4%
66,718	Berry Petroleum Co., Class A	1,554,529
41,009	ENSCO International, Inc.	1,558,752
62,974	Halliburton Co.	1,246,255
50,768	Helmerich & Payne, Inc.	1,741,851
40,137	Smith International, Inc.	1,383,924
		7,485,311
	Financials—3.4%
242,326	Crawford & Co. Class B*	3,513,727
	Health Care—22.7%
16,668	Alcon, Inc. (Switzerland)	1,468,784
39,712	Celgene Corp.*	2,551,893
199,274	CryoLife, Inc.*	2,670,272
223,792	eResearchTechnology, Inc.*	1,445,696
53,329	Gilead Sciences, Inc.*	2,445,135
57,907	OSI Pharmaceuticals, Inc.*	2,197,571
61,859	St. Jude Medical, Inc.*	2,352,498
78,022	STERIS Corp.	2,655,869
36,353	Techne Corp.	2,509,084
111,847	Thoratec Corp.*	2,753,672
		23,050,474

Number of Shares		Value
	Common Stocks (Continued)
	Industrials—26.7%
89,946	American Ecology Corp.	$1,577,653
36,338	Clean Harbors, Inc.*	2,382,683
43,021	Cummins, Inc.	1,112,093
21,746	Flowserve Corp.	1,237,782
37,535	Fluor Corp.	1,498,773
64,332	II-VI, Inc.*	1,807,086
185,226	IKON Office Solutions, Inc.	3,191,444
35,649	Lincoln Electric Holdings, Inc.	1,538,254
53,876	Nordson Corp.	1,989,641
40,537	Norfolk Southern Corp.	2,429,788
321,006	On Assignment, Inc.*	2,086,539
43,839	Ryder System, Inc.	1,736,901
35,686	Union Pacific Corp.	2,382,754
51,822	Wabtec Corp.	2,060,443
		27,031,834
	Information Technology—14.6%
72,312	Accenture Ltd. Class A (Bermuda)	2,389,912
125,504	Altera Corp.	2,177,494
109,432	Gartner, Inc.*	2,013,549
60,501	Global Payments, Inc.	2,450,895
23,101	International Business Machines Corp.	2,147,700
349,897	PMC - Sierra, Inc.*	1,637,518
108,181	Xilinx, Inc.	1,992,694
		14,809,762
	Materials—8.8%
29,264	Cliffs Natural Resources, Inc.	789,835
42,741	Compass Minerals International	2,347,764
105,887	Crown Holdings, Inc.*	2,136,800
39,330	FMC Corp.	1,712,428
105,609	Olin Corp.	1,917,859
		8,904,686

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Value Line Timeliness SelectTM Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities—3.5%
88,508	MDU Resources Group, Inc.	$1,611,731
55,734	Questar Corp.	1,920,593
		3,532,324
	Total Investments (Cost $145,406,149)—100.1%	101,701,522
	Liabilities in excess of other assets—(0.1%)	(132,745)
	Net Assets—100.0%	$101,568,777

*  Non-income producing security.

See Notes to Financial Statements.

29

Portfolio Composition

PowerShares Water Resources Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Miscellaneous Manufacturing	24.4
Machinery Diversified	15.8
Engineering & Construction	14.0
Electronics	12.9
Water	11.6
Environmental Control	11.5
Metal Fabricate/Hardware	6.0
Hand/Machine Tools	3.9
Money Market Fund	0.0
Other	(0.1)

Schedule of Investments

PowerShares Water Resources Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Electronics—12.9%
2,606,343	Agilent Technologies, Inc.*	$57,834,751
1,318,955	Badger Meter, Inc.(a)	33,237,666
818,681	Itron, Inc.*	39,689,655
1,879,421	Watts Water Technologies, Inc., Class A(a)	49,673,097
		180,435,169
	Engineering & Construction—14.0%
3,385,978	Aecom Technology Corp.*	59,694,792
2,514,699	Insituform Technologies, Inc., Class A*(a)	33,772,408
1,575,421	Layne Christensen Co.*(a)	41,402,064
2,101,755	URS Corp.*	61,770,579
		196,639,843
	Environmental Control—11.5%
3,268,922	Calgon Carbon Corp.*(a)	43,542,041
3,449,157	Nalco Holding Co.	48,702,097
3,140,400	Tetra Tech, Inc.*(a)	69,057,395
		161,301,533
	Hand/Machine Tools—3.9%
1,295,739	Franklin Electric Co., Inc.(a)	54,628,356
	Machinery - Diversified—15.8%
634,143	Flowserve Corp.	36,095,420
1,503,275	Gorman-Rupp (The) Co.(a)	47,277,999
1,767,640	IDEX Corp.	40,973,895
1,092,694	Lindsay Corp.(a)	51,990,381
988,176	Roper Industries, Inc.	44,813,782
		221,151,477

Number of Shares		Value
	Common Stocks (Continued)
	Metal Fabricate/Hardware—6.0%
5,181,714	Mueller Water Products, Inc., Class B(a)	$34,095,678
910,011	Valmont Industries, Inc.	49,850,403
		83,946,081
	Miscellaneous Manufacturing—24.4%
815,792	Ameron International Corp.(a)	38,342,224
1,131,334	Danaher Corp.	67,020,226
2,342,970	General Electric Co.	45,711,345
1,217,238	ITT Corp.	54,167,091
1,935,567	Pall Corp.	51,118,324
1,760,194	Pentair, Inc.	48,651,762
603,365	Siemens AG ADR (Germany)	36,292,405
		341,303,377
	Water—11.6%
609,809	American States Water Co.	20,861,566
1,169,920	American Water Works Co., Inc.	23,725,978
1,268,208	Aqua America, Inc.	22,827,744
707,622	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	16,275,306
1,122,417	Consolidated Water Co., Inc. (Cayman Islands)(a)	15,927,097
1,917,900	Southwest Water Co.(a)	15,285,663
1,900,525	Veolia Environnement ADR (France)	47,418,099
		162,321,453
	Total Common Stocks (Cost $1,990,903,352)	1,401,727,289

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares Water Resources Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
33,172	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $33,172)	$33,172
	Total Investments (Cost $1,990,936,524)—100.1%	1,401,760,461
	Liabilities in excess of other assets—(0.1%)	(2,085,201)
	Net Assets—100.0%	$1,399,675,260

ADR American Depositary Receipt.

*  Non-income producing security.

(a)  Affiliated Investment. See Note 5.

See Notes to Financial Statements.

31

Portfolio Composition

PowerShares WilderHill Clean Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Electronic Components & Equipment	27.5
Semiconductors	16.3
Energy - Alternative Sources	16.0
Electric	14.7
Chemicals	11.5
Computers	4.6
Machinery - Diversified	3.2
Auto Parts & Equipment	2.6
Electronics	1.9
Food	1.2
Miscellaneous Manufacturing	0.6
Other	(0.1)

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Auto Parts & Equipment—2.6%
791,314	Amerigon, Inc.*	$3,798,307
503,091	Fuel Systems Solutions, Inc.*	14,312,939
		18,111,246
	Chemicals—11.5%
354,516	Air Products & Chemicals, Inc.	20,608,015
1,009,769	OM Group, Inc.*	21,548,470
864,131	Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	19,788,600
1,622,982	Zoltek Cos., Inc.*	19,134,958
		81,080,043
	Computers—4.6%
1,879,296	Echelon Corp.*	15,278,676
1,902,781	Maxwell Technologies, Inc.*(a)	17,258,224
		32,536,900
	Electric—14.7%
1,836,743	Calpine Corp.*	21,489,893
432,882	CPFL Energia S.A. ADR (Brazil)	18,951,574
823,952	IDACORP, Inc.	21,966,560
709,719	Ormat Technologies, Inc.	17,146,811
1,040,241	Portland General Electric Co.	21,345,745
3,400,452	US Geothermal, Inc.*(a)	2,856,040
		103,756,623
	Electrical Components & Equipment—27.5%
1,656,899	Advanced Battery Technologies, Inc.*	4,722,162
1,223,768	American Superconductor Corp.*	15,309,338
4,642,051	Beacon Power Corp.*	4,224,266
5,190,664	China BAK Battery, Inc.*(a)	13,391,913
3,594,773	Ener1, Inc.*	28,147,073

Number of Shares		Value
	Common Stocks (Continued)
469,813	Energy Conversion Devices, Inc.*	$16,039,416
4,798,843	Evergreen Solar, Inc.*	18,187,615
2,124,133	JA Solar Holdings Co. Ltd. ADR (China)*	10,195,838
1,664,900	Medis Technologies Ltd.*	2,031,178
316,245	SunPower Corp., Class A*	12,352,530
694,601	Suntech Power Holdings Co. Ltd. ADR (China)*	12,155,518
588,304	Ultralife Corp.*	5,112,362
1,959,954	Universal Display Corp.*(a)	21,206,702
8,169,940	Valence Technology, Inc.*(a)	18,790,862
2,273,899	Yingli Green Energy Holding Co. Ltd. ADR (China)*	11,983,448
		193,850,221
	Electronics—1.9%
279,627	Itron, Inc.*	13,556,317
	Energy - Alternate Sources—16.0%
766,260	Ascent Solar Technologies, Inc.*	3,984,552
7,388,825	Ballard Power Systems, Inc. (Canada)*(a)	20,467,046
948,796	Comverge, Inc.*	4,307,534
135,482	First Solar, Inc.*	19,468,763
3,883,240	FuelCell Energy, Inc.*(a)	18,561,887
4,193,901	Gushan Environmental Energy Ltd. ADR (China)(a)	12,120,374
796,934	Ocean Power Technologies, Inc.*(a)	4,375,168
4,006,351	Pacific Ethanol, Inc.*(a)	3,605,716
2,794,939	Plug Power, Inc.*	2,739,040
4,566,527	Quantum Fuel Systems Technologies Worldwide, Inc.*	3,424,895
1,011,556	Trina Solar Ltd. ADR (Cayman Islands)*	10,611,222
14,143,154	VeraSun Energy Corp.*(a)	6,788,714
2,644,279	Verenium Corp.*	2,697,165
		113,152,076

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares WilderHill Clean Energy Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Food—1.2%
3,263,736	Cosan Ltd., Class A (Brazil)*	$8,746,812
	Machinery - Diversified—3.2%
5,301,814	Raser Technologies, Inc.*(a)	22,850,818
	Miscellaneous Manufacturing—0.6%
464,826	Spire Corp.*(a)	4,020,745
	Semiconductors—16.3%
1,710,371	Applied Materials, Inc.	22,080,891
1,014,824	Cree, Inc.*	19,920,995
5,453,227	Emcore Corp.*(a)	19,413,488
1,374,126	International Rectifier Corp.*	21,216,505
880,469	MEMC Electronic Materials, Inc.*	16,183,020
1,947,419	Renesola Ltd. ADR (British Virgin Islands)*	12,229,791
685,825	Rubicon Technology, Inc.*	3,648,589
		114,693,279
	Total Investments (Cost $1,472,336,783)—100.1%	706,355,080
	Liabilities in excess of other assets—(0.1%)	(624,094)
	Net Assets—100.0%	$705,730,986

ADR American Depositary Receipt.

*  Non-income producing security.

(a)  Affiliated Investment. See Note 5.

See Notes to Financial Statements.

33

Portfolio Composition

PowerShares WilderHill Progressive Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Oil & Gas	17.9
Electric	9.1
Energy - Alternate Sources	9.1
Miscellaneous Manufacturing	8.6
Electrical Components & Equipment	8.1
Electronics	7.3
Mining	6.7
Auto Parts & Equipment	6.3
Chemicals	6.2
Environmental Control	4.4
Aerospace/Defense	3.3
Agriculture	3.2
Telecommunications	2.8
Engineering & Construction	2.5
Building Materials	2.2
Hand/Machine Tools	2.1
Money Market Fund	0.4
Other	(0.2)

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Aerospace/Defense—3.3%
28,077	United Technologies Corp.	$1,543,112
	Agriculture—3.2%
57,229	Andersons (The), Inc.	1,524,008
	Auto Parts & Equipment—6.3%
233,302	Exide Technologies*	1,108,185
53,799	Johnson Controls, Inc.	953,856
153,400	Tenneco, Inc.*	753,194
31,538	Westport Innovations, Inc. (Canada)*	139,713
		2,954,948
	Building Materials—2.2%
66,907	Owens Corning, Inc.*	1,052,447
	Chemicals—6.2%
106,123	Methanex Corp. (Canada)	1,251,190
25,812	Praxair, Inc.	1,681,652
		2,932,842
	Electric—9.1%
82,391	Cia Energetica de Minas Gerais ADR (Brazil)	1,253,167
30,653	EnerNOC, Inc.*	202,310
98,919	Enersis S.A. ADR (Chile)	1,424,434
29,434	FPL Group, Inc.	1,390,462
		4,270,373

Number of Shares		Value
	Common Stocks (Continued)
	Electrical Components & Equipment—8.1%
28,786	A-Power Energy Generation Systems Ltd.*	$163,217
266,985	Capstone Turbine Corp.*	360,430
23,599	Energizer Holdings, Inc.*	1,153,047
100,252	EnerSys*	1,325,331
100,624	GrafTech International Ltd.*	816,061
		3,818,086
	Electronics—7.3%
146,462	AU Optronics Corp. ADR (Taiwan, Republic Of China)	1,010,588
37,334	Badger Meter, Inc.	940,817
45,576	Woodward Governor Co.	1,462,989
		3,414,394
	Energy - Alternate Sources—9.1%
88,098	Aventine Renewable Energy Holdings, Inc.*	171,791
120,785	Clean Energy Fuels Corp.*	930,045
81,190	Covanta Holding Corp.*	1,750,456
135,425	Headwaters, Inc.*	1,435,505
		4,287,797
	Engineering & Construction—2.5%
42,091	Foster Wheeler Ltd.*	1,153,293

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares WilderHill Progressive Energy Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Environmental Control—4.4%
150,868	EnergySolutions, Inc.	$680,415
101,620	Fuel Tech, Inc.*	1,194,034
230,098	Rentech, Inc.*	170,273
		2,044,722
	Hand/Machine Tools—2.1%
55,341	Baldor Electric Co.	971,788
	Mining—6.7%
88,129	Cameco Corp. (Canada)	1,429,452
419,898	USEC, Inc.*	1,734,179
		3,163,631
	Miscellaneous Manufacturing—8.6%
27,926	Eaton Corp.	1,245,500
102,804	Hexcel Corp.*	1,357,012
21,818	LSB Industries, Inc.*	179,344
21,942	PMFG, Inc.*	238,290
16,660	Siemens AG ADR (Germany)	1,002,099
		4,022,245
	Oil & Gas—17.9%
55,148	Chesapeake Energy Corp.	1,211,602
48,597	Questar Corp.	1,674,653
46,239	Range Resources Corp.	1,952,211
45,737	Sasol Ltd. ADR (South Africa)	1,323,171
63,003	Southwestern Energy Co.*	2,244,167
		8,405,804
	Telecommunications—2.8%
120,495	Corning, Inc.	1,304,961
	Total Common Stocks (Cost $78,491,415)	46,864,451
	Money Market Fund—0.4%
181,903	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $181,903)	181,903
	Total Investments (Cost $78,673,318)—100.2%	47,046,354
	Liabilities in excess of other assets—(0.2%)	(109,816)
	Net Assets—100.0%	$46,936,538

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

35

Statements of Assets and Liabilities

October 31, 2008 (Unaudited)

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical Leaders Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares NASDAQ-100 BuyWrite Portfolio
ASSETS:
Unaffiliated investments at value	$142,098,089	$89,975,231	$219,433,374	$225,928,787	$79,464,527	$50,644,689	$3,771,417
Affiliated investments at value	—	—	—	6,251,054	—	—	—
Cash	—	—	200,204	—	976,251	2,894	—
Foreign currency, at value	—	4,038	—	—	—	—	—
Receivables:
Dividends	100,516	43,970	66,837	126,690	—	11,635	362
Expense waivers due from Adviser	4,816	5,059	918	5,175	5,555	7,811	—
Investments sold	—	109,891	—	—	1,118,616	1,125,544	—
Foreign tax reclaims	—	—	—	—	—	—	—
Shares sold	—	—	—	—	2,090,574	914,116	—
Total Assets	142,203,421	90,138,189	219,701,333	232,311,706	83,655,523	52,706,689	3,771,779
LIABILITIES:
Due to custodian	118,779	70,380	—	9,299	—	—	6,489
Payables:
Investments purchased	59,459	—	—	—	3,875,243	1,575,770	—
Open written options, at value	—	—	—	—	—	—	211,540
Shares repurchased	—	—	—	—	—	—	—
Accrued advisory fees	60,581	42,768	96,141	106,008	35,591	22,531	1,758
Accrued expenses	79,945	38,418	104,167	179,452	54,404	45,501	—
Total Liabilities	318,764	151,566	200,308	294,759	3,965,238	1,643,802	219,787
NET ASSETS	$141,884,657	$89,986,623	$219,501,025	$232,016,947	$79,690,285	$51,062,887	$3,551,992
NET ASSETS CONSIST OF:
Shares of beneficial interest	$240,870,720	$174,989,846	$402,645,525	$566,965,018	$188,651,853	$119,574,880	$4,147,122
Undistributed net investment income (loss)	205,890	(340,310)	236,183	(170,313)	2,791,870	9,055	(6,636)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(13,873,955)	(14,092,340)	(111,248,373)	(50,765,432)	(48,471,796)	(35,149,778)	80,998
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(85,317,998)	(70,570,573)	(72,132,310)	(284,012,326)	(63,281,642)	(33,371,270)	(669,492)
Net Assets	$141,884,657	$89,986,623	$219,501,025	$232,016,947	$79,690,285	$51,062,887	$3,551,992
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,000,000	5,000,000	14,200,000	15,600,000	7,400,000	5,400,000	200,000
Net asset value	$14.19	$18.00	$15.46	$14.87	$10.77	$9.46	$17.76
Share price	$14.22	$17.97	$15.46	$14.80	$10.78	$9.45	$18.35
Unaffiliated investments at cost	$227,416,087	$160,548,386	$291,565,684	$509,969,796	$142,746,169	$84,015,959	$4,229,369
Affiliated investments at cost	$—	$—	$—	$6,222,371	$—	$—	$—
Foreign currency, at cost	$—	$4,092	$—	$—	$—	$—	$—
Premium received	$—	$—	$—	$—	$—	$—	$278,259

See Notes to Financial Statements.

36

	PowerShares S&P 500 Buy Write Portfolio	PowerShares Value Line Industry Rotation Portfolio	PowerShares Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
ASSETS:
Unaffiliated investments at value	$50,791,604	$33,649,178	$101,701,522	$873,528,392	$520,647,383	$47,046,354
Affiliated investments at value	—	—	—	528,232,069	185,707,697	—
Cash	—	—	—	—	7,082,109	—
Foreign currency, at value	—	—	—	—	—	—
Receivables:
Dividends	68,160	13,534	46,048	1,344,930	131,741	14,299
Expense waivers due from Adviser	—	8,114	6,083	—	6,709	6,904
Investments sold	28,611	—	—	7,014,825	—	—
Foreign tax reclaims	—	—	—	367,003	—	—
Shares sold	—	—	—	—	999,619	—
Total Assets	50,888,375	33,670,826	101,753,653	1,410,487,219	714,575,258	47,067,557
LIABILITIES:
Due to custodian	71,807	96,811	61,264	1,470,491	—	62,536
Payables:
Investments purchased	30,579	—	—	—	8,035,890	—
Open written options, at value	3,169,400	—	—	—	—	—
Shares repurchased	—	—	—	8,169,184	—	—
Accrued advisory fees	28,704	15,553	44,154	625,384	325,679	20,923
Accrued expenses	—	41,443	79,458	546,900	482,703	47,560
Total Liabilities	3,300,490	153,807	184,876	10,811,959	8,844,272	131,019
NET ASSETS	$47,587,885	$33,517,019	$101,568,777	$1,399,675,260	$705,730,986	$46,936,538
NET ASSETS CONSIST OF:
Shares of beneficial interest	$58,133,153	$58,185,526	$221,669,706	$2,093,360,583	$1,887,260,853	$84,508,770
Undistributed net investment income (loss)	(140,508)	42,681	124,312	2,285,381	(1,522,015)	23,234
Accumulated net realized gain (loss) on investments and foreign currency related transactions	2,569,378	(9,134,134)	(76,520,614)	(106,794,641)	(414,026,149)	(5,968,502)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(12,974,138)	(15,577,054)	(43,704,627)	(589,176,063)	(765,981,703)	(31,626,964)
Net Assets	$47,587,885	$33,517,019	$101,568,777	$1,399,675,260	$705,730,986	$46,936,538
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,500,000	1,800,000	9,000,000	100,700,000	70,600,000	2,900,000
Net asset value	$19.04	$18.62	$11.29	$13.90	$10.00	$16.19
Share price	$19.15	$18.64	$11.31	$13.91	$9.96	$16.18
Unaffiliated investments at cost	$60,596,342	$49,226,232	$145,406,149	$1,387,781,115	$1,019,696,684	$78,673,318
Affiliated investments at cost	$—	$—	$—	$603,155,409	$452,640,099	$—
Foreign currency, at cost	$—	$—	$—	$—	$—	$—
Premium received	$3,466,710	$—	$—	$—	$—	$—

37

Statements of Operations

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical Leaders Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares NASDAQ-100 BuyWrite Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	For the Period June 9, 2008* Through October 31, 2008 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,346,635	$349,906	$1,528,922	$4,609,331	$4,925,750	$275,194	$3,380
Affiliated dividend income	—	—	—	—	—	—	—
Foreign withholding taxes	(2,431)	(33,186)	—	(10,136)	—	(2,740)	(25)
Total Income	1,344,204	316,720	1,528,922	4,599,195	4,925,750	272,454	3,355
EXPENSES:
Advisory fees	517,141	351,767	919,651	1,052,145	276,473	195,317	7,111
Sub-licensing	62,056	52,765	183,922	210,429	55,294	39,063	—
Accounting & Administration fees	37,586	37,791	54,246	60,998	37,791	37,791	—
Printing	23,309	10,398	29,129	44,392	9,183	8,251	—
Legal	10,668	5,332	13,203	20,369	4,307	3,778	—
Audit	8,445	8,445	8,445	8,445	8,445	8,445	—
Custodian & transfer agent fees	7,633	5,798	14,247	16,535	5,281	3,887	—
Trustees	5,382	4,165	7,701	9,101	3,764	3,322	—
Listing fee and expenses	3,831	1,130	2,393	4,883	1,174	2,968	—
Other expenses	7,351	5,270	8,286	12,006	5,538	6,241	—
Total Expenses	683,402	482,861	1,241,223	1,439,303	407,250	309,063	7,111
(Waivers) and/or Recapture	(778)	(7,975)	20,235	32,833	(20,189)	(35,619)	—
Net Expenses	682,624	474,886	1,261,458	1,472,136	387,061	273,444	7,111
Net Investment Income (Loss)	661,580	(158,166)	267,464	3,127,059	4,538,689	(990)	(3,756)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,683,931)	(15,767,842)	(67,342,181)	(15,907,192)	(39,673,967)	(19,182,148)	80,998
In-kind redemptions	(2,482,994)	7,441,458	(12,538,559)	(7,460,619)	1,765,189	2,257,152	—
Foreign currency related transactions	—	94,835	—	—	—	—	—
Net realized gain (loss)	(4,166,925)	(8,231,549)	(79,880,740)	(23,367,811)	(37,908,778)	(16,924,996)	80,998
Net change in unrealized appreciation (depreciation) on:
Investments	(68,560,570)	(72,002,629)	(88,077,208)	(215,867,695)	(27,602,304)	(8,576,159)	(736,211)
Written options	—	—	—	—	—	—	66,719
Translation of assets and liabilities denominated in foreign currencies	—	2,581	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	(72,727,495)	(80,231,597)	(167,957,948)	(239,235,506)	(65,511,082)	(25,501,155)	(588,494)
Net decrease in net assets resulting from operations	$(72,065,915)	$(80,389,763)	$(167,690,484)	$(236,108,447)	$(60,972,393)	$(25,502,145)	$(592,250)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

38

	PowerShares S&P 500 Buy Write Portfolio	PowerShares Value Line Industry Rotation Portfolio	Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$306,700	$217,847	$712,851	$9,115,975	$3,087,470	$387,486
Affiliated dividend income	—	—	—	2,741,531	—	—
Foreign withholding taxes	—	(4,351)	(27,144)	(309,440)	—	(40,201)
Total Income	306,700	213,496	685,707	11,548,066	3,087,470	347,285
EXPENSES:
Advisory fees	100,052	117,462	401,463	5,515,040	3,348,453	165,276
Sub-licensing	—	23,493	80,292	827,256	669,691	33,055
Accounting & Administration fees	—	37,791	37,791	325,402	198,689	37,791
Printing	—	3,772	16,698	191,755	133,547	5,204
Legal	—	1,683	7,624	87,665	60,886	2,374
Audit	—	8,445	8,445	8,445	8,445	8,445
Custodian & transfer agent fees	—	5,126	6,853	63,826	40,175	3,230
Trustees	—	2,691	4,750	36,378	23,737	3,000
Listing fee and expenses	—	2,898	3,082	7,680	5,660	1,023
Other expenses	—	4,808	6,337	26,792	19,808	4,920
Total Expenses	100,052	208,169	573,335	7,090,239	4,509,091	264,318
(Waivers) and/or Recapture	—	(43,720)	(11,288)	75,183	83,994	(32,931)
Net Expenses	100,052	164,449	562,047	7,165,422	4,593,085	231,387
Net Investment Income (Loss)	206,648	49,047	123,660	4,382,644	(1,505,615)	115,898
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	2,548,724	(3,310,444)	(17,071,801)	(38,650,890)	(291,698,417)	(5,213,861)
In-kind redemptions	—	1,257,695	10,540,817	14,030,597	79,081,544	4,215,597
Foreign currency related transactions	—	4	—	—	—	—
Net realized gain (loss)	2,548,724	(2,052,745)	(6,530,984)	(24,620,293)	(212,616,873)	(998,264)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,328,850)	(17,304,841)	(46,965,803)	(712,924,421)	(580,678,404)	(33,608,842)
Written options	297,310	—	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	(10,482,816)	(19,357,586)	(53,496,787)	(737,544,714)	(793,295,277)	(34,607,106)
Net decrease in net assets resulting from operations	$(10,276,168)	$(19,308,539)	$(53,373,127)	$(733,162,070)	$(794,800,892)	$(34,491,208)

39

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio		PowerShares CleantechTM Portfolio		PowerShares DWA Technical Leaders Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$661,580	$813,416	$(158,166)	$(225,960)	$267,464	$(153,701)
Net realized gain (loss) on investments and foreign currency related transactions	(4,166,925)	31,289,401	(8,231,549)	7,205,438	(79,880,740)	(19,707,076)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(68,560,570)	(37,436,934)	(72,000,048)	423,812	(88,077,208)	13,955,713
Net increase (decrease) in net assets resulting from operations	(72,065,915)	(5,334,117)	(80,389,763)	7,403,290	(167,690,484)	(5,905,064)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(54,466)	15,071	(182,144)	(192,676)	(31,281)	610,622
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(616,696)	(597,944)	—	—	—	(105,514)
Return of capital	—	—	—	—	—	(57,242)
Total distributions to shareholders	(616,696)	(597,944)	—	—	—	(162,756)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,585,828	306,615,261	63,429,134	121,607,209	208,075,449	469,242,076
Value of shares repurchased	(64,514,025)	(245,073,856)	(7,389,055)	(36,337,012)	(184,397,744)	(191,750,748)
Net income equalization	54,466	(15,071)	182,144	192,676	31,281	(610,622)
Net increase (decrease) in net assets resulting from shares transactions	(42,873,731)	61,526,334	56,222,223	85,462,873	23,708,986	276,880,706
Increase (Decrease) in Net Assets	(115,610,808)	55,609,344	(24,349,684)	92,673,487	(144,012,779)	271,423,508
NET ASSETS:
Beginning of period	257,495,465	201,886,121	114,336,307	21,662,820	363,513,804	92,090,296
End of period	$141,884,657	$257,495,465	$89,986,623	$114,336,307	$219,501,025	$363,513,804
Undistributed net investment income (loss) at end of period	$205,890	$215,472	$(340,310)	$—	$236,183	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,200,000	13,600,000	1,900,000	3,700,000	8,800,000	17,900,000
Shares repurchased	(3,500,000)	(11,300,000)	(300,000)	(1,100,000)	(8,600,000)	(7,500,000)
Shares outstanding, beginning of period	12,300,000	10,000,000	3,400,000	800,000	14,000,000	3,600,000
Shares outstanding, end of period	10,000,000	12,300,000	5,000,000	3,400,000	14,200,000	14,000,000

See Notes to Financial Statements.

40

	PowerShares Golden Dragon Halter USX China Portfolio		PowerShares Listed Private Equity Portfolio		PowerShares Lux Nanotech Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$3,127,059	$2,542,230	$4,538,689	$6,816,457	$(990)	$(211,067)
Net realized gain (loss) on investments and foreign currency related transactions	(23,367,811)	225,313,096	(37,908,778)	(5,793,748)	(16,924,996)	(5,038,081)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(215,867,695)	(101,212,578)	(27,602,304)	(40,433,048)	(8,576,159)	(20,211,100)
Net increase (decrease) in net assets resulting from operations	(236,108,447)	126,642,748	(60,972,393)	(39,410,339)	(25,502,145)	(25,460,248)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(430,230)	619,099	887,957	(182,741)	10,045	73,183
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,867,142)	(3,881,852)	(3,777,036)	(6,147,694)	—	—
Return of capital	—	(198,502)	—	—	—	—
Total distributions to shareholders	(2,867,142)	(4,080,354)	(3,777,036)	(6,147,694)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	92,431,137	831,380,876	57,909,579	76,913,561	12,775,600	24,034,571
Value of shares repurchased	(149,921,602)	(819,780,640)	(16,849,048)	(78,054,703)	(20,638,783)	(73,198,428)
Net income equalization	430,230	(619,099)	(887,957)	182,741	(10,045)	(73,183)
Net increase (decrease) in net assets resulting from shares transactions	(57,060,235)	10,981,137	40,172,574	(958,401)	(7,873,228)	(49,237,040)
Increase (Decrease) in Net Assets	(296,466,054)	134,162,630	(23,688,898)	(46,699,175)	(33,365,328)	(74,624,105)
NET ASSETS:
Beginning of period	528,483,001	394,320,371	103,379,183	150,078,358	84,428,215	159,052,320
End of period	$232,016,947	$528,483,001	$79,690,285	$103,379,183	$51,062,887	$84,428,215
Undistributed net investment income (loss) at end of period	$(170,313)	$—	$2,791,870	$1,142,260	$9,055	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,500,000	27,200,000	3,300,000	2,900,000	1,000,000	1,400,000
Shares repurchased	(6,200,000)	(27,300,000)	(1,000,000)	(3,200,000)	(1,600,000)	(4,500,000)
Shares outstanding, beginning of period	18,300,000	18,400,000	5,100,000	5,400,000	6,000,000	9,100,000
Shares outstanding, end of period	15,600,000	18,300,000	7,400,000	5,100,000	5,400,000	6,000,000

41

Statements of Changes in Net Assets (Continued)

	PowerShares NASDAQ-100 BuyWrite Portfolio	PowerShares S&P 500 Buy Write Portfolio		PowerShares Value Line Industry Rotation Portfolio		PowerShares Value Line TimelinessTM Select Portfolio
	For the Period June 9, 2008* Through October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	For The Period December 20, 2007* Through April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$(3,756)	$206,648	$13,626	$49,047	$11,257	$123,660	$(240,523)
Net realized gain (loss) on investments and foreign currency related transactions	80,998	2,548,724	20,654	(2,052,745)	(556,166)	(6,530,984)	9,749,852
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(669,492)	(13,031,540)	57,402	(17,304,841)	(11,149)	(46,965,803)	(20,623,471)
Net increase (decrease) in net assets resulting from operations	(592,250)	(10,276,168)	91,682	(19,308,539)	(556,058)	(53,373,127)	(11,114,142)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(2,880)	(92,514)	14,403	(3,550)	1,411	652	56,801
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(257,768)	(10,500)	(2,816)	(19,266)	—	—
Return of capital	—	—	—	—	(1,384)	—	—
Total distributions to shareholders	—	(257,768)	(10,500)	(2,816)	(20,650)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,144,242	50,621,078	7,419,561	55,724,569	90,728,154	169,069,271	410,338,472
Value of shares repurchased	—	—	—	(44,746,373)	(81,951,087)	(191,795,953)	(494,163,323)
Net income equalization	2,880	92,514	(14,403)	3,550	(1,411)	(652)	(56,801)
Net increase (decrease) in net assets resulting from shares transactions	4,147,122	50,713,592	7,405,158	10,981,746	8,775,656	(22,727,334)	(83,881,652)
Increase (Decrease) in Net Assets	3,551,992	40,087,142	7,500,743	(8,333,159)	8,200,359	(76,099,809)	(94,938,993)
NET ASSETS:
Beginning of period	—	7,500,743	—	41,850,178	33,649,819	177,668,586	272,607,579
End of period	$3,551,992	$47,587,885	$7,500,743	$33,517,019	$41,850,178	$101,568,777	$177,668,586
Undistributed net investment income (loss) at end of period	$(6,636)	$(140,508)	$3,126	$42,681	$—	$124,312	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	2,200,000	300,000	2,000,000	3,200,000	10,100,000	23,600,000
Shares repurchased	—	—	—	(1,700,000)	(2,900,000)	(11,700,000)	(28,500,000)
Shares outstanding, beginning of period	—	300,000	—	1,500,000	1,200,000	10,600,000	15,500,000
Shares outstanding, end of period	200,000	2,500,000	300,000	1,800,000	1,500,000	9,000,000	10,600,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

42

	PowerShares Water Resources Portfolio		PowerShares WilderHill Clean Energy Portfolio		PowerShares WilderHill Progressive Energy Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$4,382,644	$7,576,287	$(1,505,615)	$(3,941,540)	$115,898	$147,013
Net realized gain (loss) on investments and foreign currency related transactions	(24,620,293)	112,706,721	(212,616,873)	220,990,947	(998,264)	(2,065,989)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(712,924,421)	(5,048)	(580,678,404)	(213,773,816)	(33,608,842)	144,615
Net increase (decrease) in net assets resulting from operations	(733,162,070)	120,277,960	(794,800,892)	3,275,591	(34,491,208)	(1,774,361)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(198,916)	434,907	(16,400)	(912,742)	17,376	22,365
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,128,171)	(7,498,823)	—	—	(110,040)	(193,423)
Return of capital	—	—	—	—	—	(9,290)
Total distributions to shareholders	(2,128,171)	(7,498,823)	—	—	(110,040)	(202,713)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	302,518,191	1,059,031,268	306,617,060	1,424,637,475	37,101,529	66,870,104
Value of shares repurchased	(364,204,864)	(581,939,914)	(279,978,004)	(868,365,037)	(17,661,181)	(25,700,249)
Net income equalization	198,916	(434,907)	16,400	912,742	(17,376)	(22,365)
Net increase (decrease) in net assets resulting from shares transactions	(61,487,757)	476,656,447	26,655,456	557,185,180	19,422,972	41,147,490
Increase (Decrease) in Net Assets	(796,976,914)	589,870,491	(768,161,836)	559,548,029	(15,160,900)	39,192,781
NET ASSETS:
Beginning of period	2,196,652,174	1,606,781,683	1,473,892,822	914,344,793	62,097,438	22,904,657
End of period	$1,399,675,260	$2,196,652,174	$705,730,986	$1,473,892,822	$46,936,538	$62,097,438
Undistributed net investment income (loss) at end of period	$2,285,381	$229,824	$(1,522,015)	$—	$23,234	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	14,600,000	50,300,000	16,600,000	61,200,000	1,400,000	2,300,000
Shares repurchased	(20,200,000)	(27,700,000)	(16,400,000)	(38,200,000)	(700,000)	(900,000)
Shares outstanding, beginning of period	106,300,000	83,700,000	70,400,000	47,400,000	2,200,000	800,000
Shares outstanding, end of period	100,700,000	106,300,000	70,600,000	70,400,000	2,900,000	2,200,000

43

Financial Highlights

PowerShares Aerospace & Defense Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period October 26, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.93	$20.19	$17.37	$14.91
Net investment income**	0.06	0.06	0.05	0.03
Net realized and unrealized gain (loss) on investments	(6.75)	0.72	2.83	2.45
Total from operations	(6.69)	0.78	2.88	2.48
Distributions to shareholders from:
Net investment income	(0.05)	(0.04)	(0.06)	(0.02)
Return of capital	—	—	— (a)	—
Total distributions	(0.05)	(0.04)	(0.06)	(0.02)
Net asset value at end of period	$14.19	$20.93	$20.19	$17.37
Share price at end of period***	$14.22
NET ASSET VALUE, TOTAL RETURN****	(32.01)%	3.86%	16.66%	16.66%
SHARE PRICE TOTAL RETURN****	(31.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$141,885	$257,495	$201,886	$85,136
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.66%†	0.66%	0.66%	0.68%†
Expenses, prior to Waivers and/or Recapture	0.66%†	0.64%	0.77%	0.80%†
Net investment income, after Waivers and/or Recapture	0.64%†	0.27%	0.28%	0.31%†
Portfolio turnover rate ††	4%	13%	16%	1%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.01)	$— (a)	$— (a)	—

PowerShares CleantechTM Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$33.63	$27.08	$24.70
Net investment loss**	(0.03)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(15.60)	6.65	2.42
Total from operations	(15.63)	6.55	2.38
Net asset value at end of period	$18.00	$33.63	$27.08
Share price at end of period***	$17.97
NET ASSET VALUE, TOTAL RETURN****	(46.48)%	24.19%	9.64%
SHARE PRICE TOTAL RETURN****	(46.55)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$89,957	$114,336	$21,663
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.67%†	0.69%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.69%†	0.77%	1.06	%†
Net investment loss, after Waivers and/or Recapture	(0.22)%†	(0.31)%	(0.29	)%†
Portfolio turnover rate ††	46%	23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

44

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period March 1, 2007* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.97	$25.58	$23.95
Net investment income (loss)**	0.02	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	(10.53)	0.43	1.59
Total from operations	(10.51)	0.41	1.63
Distributions to shareholders from:
Net investment income	—	(0.01)	—
Return of capital	—	(0.01)	—
Total distributions	—	(0.02)	—
Net asset value at end of period	$15.46	$25.97	$25.58
Share price at end of period***	$15.46
NET ASSET VALUE, TOTAL RETURN****	(40.47)%	1.62%	6.81%
SHARE PRICE TOTAL RETURN****	(40.52)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$219,501	$363,514	$92,090
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.69%†	0.71%	0.72	%†
Expenses, prior to Waivers and/or Recapture	0.67%†	0.68%	1.78	%†
Net investment income (loss), after Waivers and/or Recapture	0.15%†	(0.07)%	1.50	%†(a)
Portfolio turnover rate ††	40%	83%	9%
Undistributed net investment income included in price of units issued and redeemed**#	—	$0.07	$0.07

PowerShares Golden Dragon Halter USX China Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period December 9, 2004* Through
	(Unaudited)	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.88	$21.43	$16.90	$13.00	$14.55
Net investment income**	0.18	0.12	0.20	0.17	0.06
Net realized and unrealized gain (loss) on investments	(14.02)	7.54	4.54	3.89	(1.61)
Total from operations	(13.84)	7.66	4.74	4.06	(1.55)
Distributions to shareholders from:
Net investment income	(0.17)	(0.20)	(0.21)	(0.16)	—
Return of capital	—	(0.01)	—	—	—
Total distributions	(0.17)	(0.21)	(0.21)	(0.16)	—
Net asset value at end of period	$14.87	$28.88	$21.43	$16.90	$13.00
Share price at end of period***	$14.80
NET ASSET VALUE, TOTAL RETURN****	(48.13)%	35.87%	28.53%	31.52%	(10.68)%
SHARE PRICE TOTAL RETURN****	(48.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$232,017	$528,483	$394,320	$238,330	$49,384
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.69%	0.70%	0.71%	0.70%†
Expenses, prior to Waivers and/or Recapture	0.68%†	0.66%	0.72%	0.88%	0.97%†
Net investment income, after Waivers and/or Recapture	1.49%†	0.42%	1.06%	1.18%	1.24%†
Portfolio turnover rate ††	5%	15%	17%	21%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.03)	$0.03	$0.01	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

See Notes to Financial Statements.

45

Financial Highlights (Continued)

PowerShares Listed Private Equity Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.27	$27.79	$25.09
Net investment income**	0.70	1.22	0.44
Net realized and unrealized gain (loss) on investments	(9.64)	(7.63)	2.60
Total from operations	(8.94)	(6.41)	3.04
Distributions to shareholders from:
Net investment income	(0.56)	(1.11)	(0.34)
Net asset value at end of period	$10.77	$20.27	$27.79
Share price at end of period***	$10.78
NET ASSET VALUE, TOTAL RETURN****	(45.22)%	(23.50)%	12.18%
SHARE PRICE TOTAL RETURN****	(45.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$79,690	$103,379	$150,078
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.71%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.74%†	0.72%	0.82	%†
Net investment income, after Waivers and/or Recapture	8.21%†	5.04%	3.38	%†
Portfolio turnover rate ††	17%	30%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.14	$(0.03)	$0.08

PowerShares Lux Nanotech Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period October 26, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.07	$17.48	$19.05	$15.32
Net investment income (loss)**	—	(0.03)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(4.61)	(3.38)	(1.55)	3.79
Total from operations	(4.61)	(3.41)	(1.57)	3.81
Distributions to shareholders from:
Net investment income	—	—	—	(0.01)
Return of capital	—	—	—	(0.07)
Total distributions	—	—	—	(0.08)
Net asset value at end of period	$9.46	$14.07	$17.48	$19.05
Share price at end of period***	$9.45
NET ASSET VALUE, TOTAL RETURN****	(32.76)%	(19.51)%	(8.24)%	24.94%
SHARE PRICE TOTAL RETURN****	(32.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$51,063	$84,428	$159,052	$112,416
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.70%	0.71%	0.73%†
Expenses, prior to Waivers and/or Recapture	0.79%†	0.73%	0.79%	0.83%†
Net investment income (loss), after Waivers and/or Recapture	— %†	(0.17)%	(0.09)%	0.17%†
Portfolio turnover rate ††	21%	42%	16%	6%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	—	$0.01	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

46

Financial Highlights (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio

	For the Period June 9, 2008* Through October 31, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.86
Net investment loss**	(0.03)
Net realized and unrealized loss on investments	(7.07)
Total from operations	(7.10)
Net asset value at end of period	$17.76
Share price at end of period***	$18.35
NET ASSET VALUE, TOTAL RETURN****	(28.56	)%(a)
SHARE PRICE TOTAL RETURN****	(26.19	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,552
Ratio to average net assets of:
Expenses	0.75	%†
Net investment loss	(0.40	)%†
Portfolio turnover rate ††	11%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.02)

PowerShares S&P 500 BuyWrite Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	For the Period December 19, 2007* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00	$24.97
Net investment income**	0.16	0.09
Net realized and unrealized loss on investments	(5.82)	(0.01)
Total from operations	(5.66)	0.08
Distributions to shareholders from:
Net investment income	(0.30)	(0.05)
Net asset value at end of period	$19.04	$25.00
Share price at end of period***	$19.15
NET ASSET VALUE, TOTAL RETURN****	(22.89)%	0.33	%(b)
SHARE PRICE TOTAL RETURN****	(22.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$47,588	$7,500
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income	1.55%†	1.12	%†
Portfolio turnover rate ††	12%	10%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.07)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the Exchange) to October 31, 2008 was (26.52)%. The share price total return from Fund Inception to October 31, 2008 was (24.30)%.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (0.19)%.

See Notes to Financial Statements.

47

Financial Highlights (Continued)

PowerShares Value Line Industry Rotation Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.90	$28.04	$25.19
Net investment income**	0.03	0.01	—	(a)
Net realized and unrealized gain (loss) on investments	(9.31)	(0.14)	2.86
Total from operations	(9.28)	(0.13)	2.86
Distributions to shareholders from:
Net investment income	— (a)	(0.01)	—	(a)
Return of capital	—	— (a)	(0.01)
Total distributions	—	(0.01)	(0.01)
Net asset value at end of period	$18.62	$27.90	$28.04
Share price at end of period***	$18.64
NET ASSET VALUE, TOTAL RETURN****	(33.26)%	(0.45)%	11.36%
SHARE PRICE TOTAL RETURN****	(33.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,517	$41,850	$33,650
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.73%	0.75	%†
Expenses, prior to Waivers and/or Recapture	0.89%†	0.95%	1.21	%†
Net investment income, after Waivers and/or Recapture	0.21%†	0.03%	0.03	%†
Portfolio turnover rate ††	53%	77%	13%
Undistributed net investment income included in price of units issued and redeemed**#	—	$— (a)	$—	(a)

PowerShares Value Line TimelinessTM Select Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period December 6, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.76	$17.59	$17.09	$15.52
Net investment income (loss)**	0.01	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(5.48)	(0.81)	0.51	1.59
Total from operations	(5.47)	(0.83)	0.50	1.57
Net asset value at end of period	$11.29	$16.76	$17.59	$17.09
Share price at end of period***	$11.31
NET ASSET VALUE, TOTAL RETURN****	(32.64)%	(4.72)%	2.93%	10.12%
SHARE PRICE TOTAL RETURN****	(32.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$101,569	$177,669	$272,608	$182,810
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.70%	0.70%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.71%†	0.70%	0.75%	0.78	%†
Net investment gain (loss), after Waivers and/or Recapture	0.15%†	(0.12)%	(0.06)%	(0.30	)%†
Portfolio turnover rate ††	66%	101%	113%	39%
Undistributed net investment income included in price of units issued and redeemed**#	—	$0.01	$— (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

48

Financial Highlights (Continued)

PowerShares Water Resources Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period December 6, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.66	$19.20	$18.25	$15.32
Net investment income**	0.04	0.08	0.17	0.02
Net realized and unrealized gain (loss) on investments	(6.78)	1.46	0.95	2.94
Total from operations	(6.74)	1.54	1.12	2.96
Distributions to shareholders from:
Net investment income	(0.02)	(0.08)	(0.17)	(0.03)
Net asset value at end of period	$13.90	$20.66	$19.20	$18.25
Share price at end of period***	$13.91
NET ASSET VALUE, TOTAL RETURN****	(32.66)%	8.02%	6.26%	19.38%
SHARE PRICE TOTAL RETURN****	(32.38)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,399,675	$2,196,652	$1,606,782	$991,208
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.64%	0.66%	0.67	%†
Expenses, prior to Waivers and/or Recapture	0.64%†	0.63%	0.67%	0.70	%†
Net investment income, after Waivers and/or Recapture	0.40%†	0.39%	0.96%	0.40	%†
Portfolio turnover rate ††	15%	23%	27%	2%
Undistributed net investment income included in price of units issued and redeemed**#	—	$0.01	$0.02	—

PowerShares WilderHill Clean Energy Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,				For the Period March 3, 2005* Through
	(Unaudited)	2008	2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.94	$19.29	$22.38		$12.86	$15.61
Net investment income (loss)**	(0.02)	(0.07)	0.04		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(10.92)	1.72	(3.08)		9.59	(2.74)
Total from operations	(10.94)	1.65	(3.04)		9.52	(2.75)
Distributions to shareholders from:
Net investment income	—	—	(0.05)		—	—
Return of capital	—	—	—	(a)	—	—
Total distributions	—	—	(0.05)		—	—
Net asset value at end of period	$10.00	$20.94	$19.29		$22.38	$12.86
Share price at end of period***	$9.96
NET ASSET VALUE, TOTAL RETURN****	(52.25)%	8.55%	(13.58)%		74.03%	(17.59)%
SHARE PRICE TOTAL RETURN****	(52.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$705,731	$1,473,893	$914,345		$722,940	$27,012
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.69%†	0.67%	0.70%		0.71%	0.70%†
Expenses, prior to Waivers and/or Recapture	0.67%†	0.67%	0.69%		0.75%	1.35%†
Net investment income (loss), after Waivers and/or Recapture	(0.22)%†	(0.32)%	0.24	%†††	(0.39)%	(0.31)%†
Portfolio turnover rate ††	21%	20%	41%		6%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	—	$(0.02)	$0.01		—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power PLC ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

49

Financial Highlights (Continued)

PowerShares WilderHill Progressive Energy Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.23	$28.63	$24.91
Net investment income**	0.05	0.09	0.06
Net realized and unrealized gain (loss) on investments	(12.05)	(0.36)	3.68
Total from operations	(12.00)	(0.27)	3.74
Distributions to shareholders from:
Net investment income	(0.04)	(0.12)	(0.02)
Return of capital	—	(0.01)	—
Total distributions	(0.04)	(0.13)	(0.02)
Net asset value at end of period	$16.19	$28.23	$28.63
Share price at end of period***	$16.18
NET ASSET VALUE, TOTAL RETURN****	(42.57)%	(0.96)%	15.01%
SHARE PRICE TOTAL RETURN****	(42.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$46,937	$62,097	$22,905
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.73%	0.74	%†
Expenses, prior to Waivers and/or Recapture	0.80%†	0.88%	1.09	%†
Net investment income, after Waivers and/or Recapture	0.35%†	0.30%	0.45	%†
Portfolio turnover rate ††	12%	31%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.01	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

50

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offered seventy-five portfolios. This report includes the following portfolios:

PowerShares Aerospace & Defense Portfolio	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio	"CleantechTM Portfolio"

PowerShares DWA Technical LeadersTM Portfolio	"DWA Technical LeadersTM Portfolio"

PowerShares Golden Dragon Halter USX China Portfolio	"Golden Dragon Halter USX China Porfolio"

PowerShares Listed Private Equity Portfolio	"Listed Private Equity Portfolio"

PowerShares Lux Nanotech Portfolio	"Lux Nanotech Portfolio"

PowerShares NASDAQ-100 BuyWrite Portfolio	"NASDAQ-100 BuyWrite Portfolio"

PowerShares S&P 500 BuyWrite Portfolio	"S&P 500 BuyWrite Portfolio"

PowerShares Value Line Industry Rotation Portfolio	"Value Line Industry Rotation Portfolio"

PowerShares Value Line TimelinessTM Select Portfolio	"Value Line TimelinessTM Select Portfolio"

PowerShares Water Resources Portfolio	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive Energy Portfolio	"WilderHill Progressive Energy Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares". Each Fund's Shares are listed and traded on the New York Stock Exchange Arca, Inc. except for Shares of the NASDAQ-100 BuyWrite Portfolio. The Shares of NASDAQ-100 BuyWrite Portfolio are traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	CleantechTM Index

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

Listed Private Equity Portfolio	Red Rocks Listed Private Equity Index

Lux Nanotech Portfolio	Lux Nanotech IndexTM

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Fund	Index
NASDAQ-100 BuyWrite Portfolio	CBOE NASDAQ-100 BuyWrite IndexTM

S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

Value Line Industry Rotation Portfolio	Value Line Industry Rotation Index

Value Line TimelinessTM Select Portfolio	Value Line TimelinessTM Select Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

The Funds may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio have agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio may write (sell) call options against the portfolio through a "buy-write" strategy. A "buy-write," also called a covered call, generally is considered to be an investment strategy in which an investor buys a stock or basket of stocks, and also sells call options that correspond to the stock or basket of stocks. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written, the Fund gives the right to the purchaser of the option written by the Fund to receive a cash payment equal to the difference between the value of the S&P 500 Index or NASDAQ-100 Index (as applicable) and the exercise price, if the value on the expiration date is above the exercise price. By writing written options, in return for the receipt of premiums, the Fund gives up the opportunity during the term of the option to profit from any price increase in the S&P 500 Index or NASDAQ-100 Index above the option exercise price. In addition, covered call options partially hedge against a decline in the price of the securities on which they are written to the extent of the premium received by the Fund. Therefore, the Fund, by writing covered call options, will give up the opportunity to benefit from potential increases in the value of the S&P 500 Index or NASDAQ-100 Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the S&P 500 Index or NASDAQ-100 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position, through the purchase of an offsetting identical option prior to the expiration of the written option.

NASDAQ-100 BuyWrite Portfolio

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	108	560,169
Closed	(16)	(84,048)
Exercised	—	—
Expired	(64)	(197,862)
End of Period	28	$278,259

	Open Options Written of Period End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation (Depreciation)
Call Option NASDAQ-100 Index	Nov-08	$1,325	28	$278,259	$(211,540)	$66,719

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

S&P 500 BuyWrite Portfolio

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	63	$144,450
Written	1,967	7,502,954
Closed	(362)	(962,041)
Exercised	—	—
Expired	(1,148)	(3,218,653)
End of Period	520	$3,466,710

	Open Options Written of Period End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation (Depreciation)
Call Option S&P 500 Index	Nov-08	$950	520	$3,466,710	$(3,169,400)	$297,310

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) has agreed to pay an annual fee of 0.50% of the Fund's average daily net assets. The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio each have agreed to pay an annual unitary management fee of 0.75% of its average daily net assets and the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The Excess Expense Agreement does not apply to the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio. Accordingly, expenses of these Funds borne by the Adviser are not subject to recapture.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "Waivers and/or Recapture".

During the period ended October 31, 2008, the amount of Waivers and/or Recapture was as follows:

(Waivers) and/or Recapture
Aerospace & Defense Portfolio	$(778)
CleantechTM Portfolio	(7,975)
DWA Technical LeadersTM Portfolio	20,235
Golden Dragon Halter USX China Portfolio	32,833
Listed Private Equity Portfolio	(20,189)
Lux Nanotech Portfolio	(35,619)
Value Line Industry Rotation Portfolio	(43,720)
Value Line TimelinessTM Select Portfolio	(11,288)
Water Resources Portfolio	75,183
WilderHill Clean Energy Portfolio	83,994
WilderHill Progressive Energy Portfolio	(32,931)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2008 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/09	04/30/10	04/30/11	10/31/11
Aerospace & Defense Portfolio	$85,505	$—	$65,900	$11,853	$7,752
CleantechTM Portfolio	113,216	—	47,074	57,688	8,454
DWA Technical LeadersTM Portfolio	1,416	—	—	—	1,416
Golden Dragon Halter USX China Portfolio	8,484	—	—	1,864	6,620
Listed Private Equity Portfolio	70,913	—	26,323	24,401	20,189
Lux Nanotech Portfolio	214,437	31,393	106,036	41,389	35,619
Value Line Industry Rotation Portfolio	170,316	—	34,558	92,038	43,720
Value Line TimelinessTM Select Portfolio	121,803	—	86,057	24,331	11,415
WilderHill Clean Energy Portfolio	6,761	—	—	—	6,761
WilderHill Progressive Energy Portfolio	151,519	—	39,456	79,132	32,931

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The Adviser has entered into a licensing agreement for each Fund with the following Licensor:

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Indices LLC

DWA Technical LeadersTM Portfolio	Dorsey, Wright & Associates, Inc.

Golden Dragon Halter USX China Portfolio	Halter Financial

Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC

Lux Nanotech Portfolio	Lux Research, Inc.

NASDAQ-100 BuyWrite Portfolio	NASDAQ OMX Group, Inc.

S&P 500 BuyWrite Portfolio	Standard & Poor's ("S&P"), a division of

The McGraw-Hill Companies, Inc.

Value Line Industry Rotation Portfolio	Value Line, Inc.

Value Line TimelinessTM Select Portfolio	Value Line, Inc.

Water Resources Portfolio	Hydrogen Ventures

WilderHill Clean Energy Portfolio	WilderShares LLC

WilderHill Progressive Energy Portfolio	WilderShares LLC

The index name trademarks are owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NASDAQ-100 BuyWrite Portfolio and S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations. The Adviser is required to pay the sub-licensing fee on behalf of the NASDAQ-100 BuyWrite Portfolio and S&P 500 BuyWrite Portfolio.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Supplemental Information

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level.

Level 1 – Quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Aerospace & Defense Portfolio	$142,098,089	$—	$—	$142,098,089
CleantechTM Portfolio	54,986,284	34,988,947	—	89,975,231
DWA Technical LeadersTM Portfolio	219,433,374	—	—	219,433,374
Golden Dragon Halter USX China Portfolio	232,097,380	82,461	—	232,179,841
Listed Private Equity Portfolio	79,464,527	—	—	79,464,527
Lux Nanotech Portfolio	50,644,689	—	—	50,644,689
NASDAQ-100 BuyWrite Portfolio	3,559,877	—	—	3,559,877
S&P 500 BuyWrite Portfolio	47,622,204	—	—	47,622,204
Value Line Industry Rotation Portfolio	33,649,178	—	—	33,649,178
Value Line TimelinessTM Select Portfolio	101,701,522	—	—	101,701,522
Water Resources Portfolio	1,401,760,461	—	—	1,401,760,461
WilderHill Clean Energy Portfolio	706,355,080	—	—	706,355,080
WilderHill Progressive Energy Portfolio	47,046,354	—	—	47,046,354
	Other Investments*
	Level 1	Level 2	Level 3	Total
Aerospace & Defense Portfolio	$—	$—	$—	$—
CleantechTM Portfolio	—	—	—	—
DWA Technical LeadersTM Portfolio	—	—	—	—
Golden Dragon Halter USX China Portfolio	—	—	—	—
Listed Private Equity Portfolio	—	—	—	—
Lux Nanotech Portfolio	—	—	—	—
NASDAQ-100 BuyWrite Portfolio	211,540	—	—	211,540
S&P 500 BuyWrite Portfolio	3,169,400	—	—	3,169,400
Value Line Industry Rotation Portfolio	—	—	—	—
Value Line TimelinessTM Select Portfolio	—	—	—	—
Water Resources Portfolio	—	—	—	—
WilderHill Clean Energy Portfolio	—	—	—	—
WilderHill Progressive Energy Portfolio	—	—	—	—

* Other investments include written options which are included at unrealized appreciation/(depreciation).

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 5. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the period ended October 31, 2008.

Golden Dragon Halter USX China Portfolio

	Value April 30, 2008	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value October 31, 2008	Dividend Income	Realized Gain (Loss)
KongZhong Corp. ADR	$382,468	$65,151	$(126,297)	$(102,225)	$219,097	$—	$(64,366)
Netease.com, Inc. ADR	7,235,162	1,328,111	(2,498,798)	(32,518)	6,031,957	—	322,625
Total Investments in Affiliates	7,617,630	1,393,262	(2,625,095)	(134,743)	6,251,054	—	258,259

Water Resources Portfolio

Ameron International Corp.	69,579,307	21,483,917	(30,577,755)	(22,143,245)	38,342,224	448,955	3,856,293
Badger Meter, Inc.	67,874,182	892,313	(211,360)	(35,317,469)	33,237,666	262,403	(39,027)
Calgon Carbon Corp.	51,228,665	1,808,884	(15,032,830)	5,537,322	43,542,041	—	8,570,387
Consolidated Water Co., Inc. (Cayman Islands)	21,593,994	8,562,518	(7,159,757)	(7,069,658)	15,927,097	147,632	(3,050,758)
Franklin Electric Co., Inc.	62,894,638	6,770,115	(40,947,274)	25,910,877	54,628,356	415,672	(4,095,289)
Gorman-Rupp (The) Co.	54,129,757	5,034,107	(13,572,527)	1,686,662	47,277,999	307,150	1,457,004
Insituform Technologies, Inc., Class A	41,786,918	797,756	(130,394)	(8,681,872)	33,772,408	—	(101,363)
Layne Christensen Co.	70,509,913	15,922,308	(39,317,105)	(5,713,052)	41,402,064	—	1,893,617
Lindsay Corp.	90,551,602	16,350,806	(1,120)	(54,910,907)	51,990,381	127,533	(158)
Mueller Water Products Inc., Class B	54,985,675	15,139,612	(45,078,130)	9,048,521	34,095,678	264,890	(48,051,660)
Southwest Water Co.	21,608,804	2,971,327	(6,515,131)	(2,779,337)	15,285,663	248,514	(1,351,878)
Tetra Tech, Inc.	101,413,350	12,022,425	(96,614,742)	52,236,362	69,057,395	—	6,056,889
Watts Water Technologies, Inc., Class A	54,232,903	18,621,331	(46,749,444)	23,568,307	49,673,097	518,782	(12,437,024)
Total Investments in Affiliates	762,389,708	126,377,419	(341,907,569)	(18,627,489)	528,232,069	2,741,531	(47,292,967)

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

WilderHill Clean Energy Portfolio

	Value April 30, 2008	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value October 31, 2008	Dividend Income	Realized Gain (Loss)
Ballard Power Systems, Inc. (Canada)	$26,726,440	$6,640,022	$(2,192,681)	$(10,706,735)	$20,467,046	$—	$(506,936)
China BAK Battery, Inc.	17,528,160	2,280,604	(284,315)	(6,132,536)	13,391,913	—	(489,113)
Emcore Corp.	28,699,716	16,061,946	(6,522,428)	(18,825,746)	19,413,488	—	(6,200,727)
FuelCell Energy, Inc.	36,384,041	12,039,332	(10,536,805)	(19,324,681)	18,561,887	—	(6,836,161)
Gushan Environmental Energy Ltd. ADR (China)	34,402,738	17,777,019	(7,747,775)	(32,311,608)	12,120,374	—	(4,180,662)
Maxwell Technologies, Inc.	18,601,587	4,636,546	(2,141,217)	(3,838,692)	17,258,224	—	(387,948)
Ocean Power Technologies, Inc.	3,961,200	3,520,461	(484,831)	(2,621,662)	4,375,168	—	(146,684)
Pacific Ethanol, Inc.	12,401,076	1,957,383	(977,390)	(9,775,353)	3,605,716	—	(10,386,894)
Raser Technologies, Inc.	17,252,858	31,124,053	(1,234,750)	(24,291,343)	22,850,818	—	(254,811)
Spire Corp.	3,180,344	3,517,171	(394,032)	(2,282,738)	4,020,745	—	(69,247)
Universal Display Corp.	38,916,173	6,949,877	(13,957,069)	(10,702,279)	21,206,702	—	(5,730,445)
US Geothermal, Inc.	—	9,471,822	(590,113)	(6,025,669)	2,856,040	—	(420,060)
Valence Technology, Inc.	—	36,887,185	(1,903,118)	(16,193,205)	18,790,862	—	(532,507)
VeraSun Energy Corp.	26,899,436	41,799,172	(4,114,889)	(57,795,005)	6,788,714	—	(9,124,056)
Total Investments in Affiliates	264,953,769	194,662,593	(53,081,413)	(220,827,252)	185,707,697	—	(45,266,251)

Note 6. Federal Income Tax

At October 31, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Aerospace & Defense Portfolio	$228,120,033	$(86,021,944)	$1,159,341	$(87,181,285)
CleantechTM Portfolio	161,142,716	(71,167,485)	16,576	(71,184,061)
DWA Technical LeadersTM Portfolio	291,955,185	(72,521,811)	968,831	(73,490,642)
Golden Dragon Halter USX China Portfolio	524,950,035	(292,770,194)	686,948	(293,457,142)
Listed Private Equity Portfolio	146,276,464	(66,811,937)	50,632	(66,862,569)
Lux Nanotech Portfolio	84,015,959	(33,371,270)	302,227	(33,673,497)
NASDAQ-100 BuyWrite Portfolio	4,440,909	(669,492)	122,348	(791,840)

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
S&P 500 BuyWrite Portfolio	$63,765,742	$(12,974,138)	$489,960	$(13,464,098)
Value Line Industry Rotation Portfolio	49,233,441	(15,584,263)	477,595	(16,061,858)
Value Line TimelinessTM Select Portfolio	145,497,177	(43,795,655)	138,186	(43,933,841)
Water Resources Portfolio	2,005,303,249	(603,542,788)	42,197,496	(645,740,284)
WilderHill Clean Energy Portfolio	1,495,237,587	(788,882,507)	2,990,557	(791,873,064)
WilderHill Progressive Energy Portfolio	79,219,066	(32,172,712)	109,914	(32,282,626)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Fund's fiscal year end.

Note 7. Investment Transactions

For the period ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$9,027,577	$8,356,277
CleantechTM Portfolio	64,285,332	63,751,922
DWA Technical LeadersTM Portfolio	144,024,258	144,467,770
Golden Dragon Halter USX China Portfolio	21,577,960	20,155,592
Listed Private Equity Portfolio	24,631,932	19,008,751
Lux Nanotech Portfolio	16,711,094	16,162,375
NASDAQ-100 BuyWrite Portfolio	663,569	295,580
S&P 500 BuyWrite Portfolio	9,175,007	3,418,742
Value Line Industry Rotation Portfolio	24,567,726	24,284,765
Value Line TimelinessTM Select Portfolio	104,444,159	110,696,951
Water Resources Portfolio	345,390,219	328,895,920
WilderHill Clean Energy Portfolio	297,079,413	269,648,080
WilderHill Progressive Energy Portfolio	7,724,029	8,051,512

For the period ended October 31, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$20,372,582	$63,427,204
CleantechTM Portfolio	94,671,120	39,364,336
DWA Technical LeadersTM Portfolio	201,496,196	177,362,740
Golden Dragon Halter USX China Portfolio	93,441,299	150,314,713
Listed Private Equity Portfolio	54,170,944	17,230,507
Lux Nanotech Portfolio	12,306,857	20,742,643
NASDAQ-100 BuyWrite Portfolio	4,146,823	—
S&P 500 BuyWrite Portfolio	51,120,024	—
Value Line Industry Rotation Portfolio	56,020,304	45,244,439

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

	Securities Received	Securities Delivered
Value Line TimelinessTM Select Portfolio	$173,861,497	$190,215,914
Water Resources Portfolio	261,848,990	327,747,232
WilderHill Clean Energy Portfolio	255,343,170	254,373,152
WilderHill Progressive Energy Portfolio	36,838,964	17,118,740

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 11. New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio financial statements.

64

Board Considerations Regarding Approval of Investment
Advisory Agreement for the PowerShares NASDAQ-100
BuyWrite Portfolio

At a meeting held on October 2, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares NASDAQ-100 BuyWrite Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees also considered data from an August 2007 report by Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that the advisory fee was generally at the higher end of the ETF universe, but was generally lower than fees for open-end (non-ETF) funds and closed-end funds, and was reasonable because of the complexity of the index, which generally requires more frequent rebalancing of the portfolio, the distinguishing factors of the Fund, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a higher license

65

Board Considerations Regarding Approval of Investment
Advisory Agreement for the PowerShares NASDAQ-100
BuyWrite Portfolio (Continued)

fee payable out of the unitary fee may contribute to a higher advisory fee. The Board noted that the Adviser represented that the advisory fee was competitive with those of its ETF peers. The Board concluded that the advisory fee and expected total expense ratio of the Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Fund can be reduced on a per-fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

66

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-4

2008 Semi-Annual Report to Shareholders

October 31, 2008

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio	6

PowerShares Dynamic Biotechnology & Genome Portfolio	7

PowerShares Dynamic Building & Construction Portfolio	8

PowerShares Dynamic Energy Exploration & Production Portfolio	10

PowerShares Dynamic Food & Beverage Portfolio	11

PowerShares Dynamic Hardware & Consumer Electronics Portfolio	13

PowerShares Dynamic Healthcare Services Portfolio	14

PowerShares Dynamic Insurance Portfolio	16

PowerShares Dynamic Leisure and Entertainment Portfolio	17

PowerShares Dynamic Media Portfolio	18

PowerShares Dynamic Networking Portfolio	20

PowerShares Dynamic Oil & Gas Services Portfolio	21

PowerShares Dynamic Pharmaceuticals Portfolio	22

PowerShares Dynamic Retail Portfolio	23

PowerShares Dynamic Semiconductors Portfolio	25

PowerShares Dynamic Software Portfolio	26

Statements of Assets and Liabilities	28

Statements of Operations	30

Statements of Changes in Net Assets	32

Financial Highlights	38

Notes to Financial Statements	46

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PJB	PowerShares Dynamic Banking Portfolio	10/12/06	518	208	23	4	5	1	3
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	6/23/05	847	382	32	3	1	0	0
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/05	760	264	30	6	1	1	1
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/05	760	352	20	6	1	0	1
PBJ	PowerShares Dynamic Food & Beverage Portfolio	6/23/05	847	383	28	7	2	0	0
PHW	PowerShares Dynamic Hardware & Consumer Electronics Portfolio	12/06/05	732	299	16	5	1	1	3
PTJ	PowerShares Dynamic Healthcare Services Portfolio	10/12/06	518	191	7	4	1	0	0
PIC	PowerShares Dynamic Insurance Portfolio	10/26/05	760	321	16	14	1	3	1
PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio	6/23/05	847	331	24	13	0	0	0
PBS	PowerShares Dynamic Media Portfolio	6/23/05	847	314	23	4	1	0	1
PXQ	PowerShares Dynamic Networking Portfolio	6/23/05	847	356	22	9	0	0	0
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/05	760	306	41	14	0	0	1
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	6/23/05	847	445	15	7	2	0	0
PMR	PowerShares Dynamic Retail Portfolio	10/26/05	760	308	21	4	1	0	0
PSI	PowerShares Dynamic Semiconductors Portfolio	6/23/05	847	386	26	4	1	2	1
PSJ	PowerShares Dynamic Software Portfolio	6/23/05	847	439	17	9	3	2	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PJB	255	16	2	0	1	0
PBE	384	37	7	1	0	0
PKB	441	15	1	0	0	0
PXE	358	15	6	0	1	0
PBJ	411	16	0	0	0	0
PHW	396	9	1	0	0	1
PTJ	312	3	0	0	0	0
PIC	389	11	1	2	1	0
PEJ	465	13	1	0	0	0
PBS	486	17	1	0	0	0
PXQ	445	14	1	0	0	0
PXJ	384	11	3	0	0	0
PJP	369	8	1	0	0	0
PMR	403	22	1	0	0	0
PSI	416	7	2	1	0	1
PSJ	372	3	1	0	1	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$981.70	0.65%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$828.93	0.63%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$617.03	0.63%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Energy Exploration & Production Portfolio Actual	$1,000.00	$601.47	0.63%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Food & Beverage Portfolio Actual	$1,000.00	$800.87	0.63%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Hardware & Consumer Electronics Portfolio Actual	$1,000.00	$643.00	0.63%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Healthcare Services Portfolio Actual	$1,000.00	$746.47	0.65%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$829.36	0.63%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Leisure and Entertainment Portfolio Actual	$1,000.00	$622.10	0.63%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$578.90	0.63%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$736.28	0.63%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Oil & Gas Services Portfolio Actual	$1,000.00	$506.38	0.63%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Pharmaceuticals Portfolio Actual	$1,000.00	$904.39	0.63%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$793.62	0.63%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Semiconductors Portfolio Actual	$1,000.00	$643.39	0.63%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$779.23	0.63%	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

5

Portfolio Composition

PowerShares Dynamic Banking Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Commercial Banks - Central US	27.3
Commercial Banks - Southern US	22.3
Super-Regional Banks - US	19.8
Commercial Banks - Western US	8.2
S&L/Thrifts - Eastern US	7.5
Commercial Banks - Eastern US	6.0
Diversified Banking Institution	5.4
Fiduciary Banks	3.5
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Banking Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commerical Banks - Central US—27.3%
180,875	1st Source Corp.	$3,881,578
81,646	BancFirst Corp.	4,114,958
326,174	Bank Mutual Corp.	3,760,786
136,334	Chemical Financial Corp.	3,581,494
87,340	Commerce Bancshares, Inc.	4,129,435
70,591	Cullen/Frost Bankers, Inc.	3,950,978
80,096	First Financial Bankshares, Inc.	4,340,403
94,751	First Financial Corp.	4,006,072
152,104	International Bancshares Corp.	3,950,141
75,542	UMB Financial Corp.	3,424,319
		39,140,164
	Commerical Banks - Eastern US—6.0%
156,653	NBT Bancorp, Inc.	4,367,486
86,807	Tompkins Financial Corp.	4,253,543
		8,621,029
	Commerical Banks - Southern US—22.3%
240,192	BB&T Corp.	8,610,884
94,005	City Holding Co.	3,933,169
117,186	Community Trust Bancorp, Inc.	3,911,669
26,483	First Citizens BancShares, Inc., Class A	4,049,780
80,132	Hancock Holding Co.	3,538,629
72,477	IBERIABANK Corp.	3,691,978
138,298	Simmons First National Corp., Class A	4,290,004
		32,026,113
	Commerical Banks - Western US—8.2%
74,328	Bank of Hawaii Corp.	3,769,173
70,125	SVB Financial Group*	3,607,931
76,767	Westamerica Bancorporation	4,394,911
		11,772,015

Number of Shares		Value
	Common Stocks (Continued)
	Diversified Banking Institution—5.4%
187,211	JPMorgan Chase & Co.	$7,722,454
	Fiduciary Banks—3.5%
89,632	Northern Trust Corp.	5,047,178
	S&L/Thrifts - Eastern US—7.5%
390,765	Hudson City Bancorp, Inc.	7,350,289
283,988	Provident New York Bancorp	3,419,216
		10,769,505
	Super-Regional Banks - US—19.8%
100,149	PNC Financial Services Group, Inc.	6,676,934
172,017	SunTrust Banks, Inc.	6,904,762
226,167	U.S. Bancorp	6,742,038
238,049	Wells Fargo & Co.	8,105,569
		28,429,303
	Total Common Stocks (Cost $151,944,896)	143,527,761
	Money Market Fund—0.1%
197,052	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $197,052)	197,052
	Total Investments (Cost $152,141,948)—100.1%	143,724,813
	Liabilities in excess of other assets—(0.1%)	(201,442)
	Net Assets—100.0%	$143,523,371

*  Non-income producing security.

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares Dynamic Biotechnology & Genome Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Biotechnology	62.0
Pharmaceuticals	16.4
Electronics	9.8
Healthcare - Products	6.8
Chemicals	5.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—62.0%
89,597	Abraxis Bioscience, Inc.*	$5,675,074
233,932	Acorda Therapeutics, Inc.*	4,772,213
192,089	Amgen, Inc.*	11,504,211
237,046	Biogen Idec, Inc.*	10,086,307
191,208	Cougar Biotechnology, Inc.*	4,856,683
154,185	Genzyme Corp.*	11,237,003
229,173	Gilead Sciences, Inc.*	10,507,582
888,689	Human Genome Sciences, Inc.*	2,870,465
280,339	Illumina, Inc.*	8,642,851
643,713	Incyte Corp.*	2,671,409
155,089	Invitrogen Corp.*	4,465,012
87,788	Millipore Corp.*	4,555,319
459,220	Momenta Pharmaceuticals, Inc.*	4,183,494
96,554	Myriad Genetics, Inc.*	6,091,592
130,404	OSI Pharmaceuticals, Inc.*	4,948,832
545,584	PDL BioPharma, Inc.	5,319,444
449,476	Vertex Pharmaceuticals, Inc.*	11,780,767
		114,168,258
	Chemicals—5.1%
212,703	Sigma-Aldrich Corp.	9,329,154
	Electronics—9.8%
101,017	Dionex Corp.*	5,437,745
132,472	Varian, Inc.*	4,881,593
176,892	Waters Corp.*	7,747,870
		18,067,208
	Healthcare - Products—6.8%
426,503	Bruker Corp.*	1,744,397
258,345	Luminex Corp.*	4,818,134
85,336	Techne Corp.*	5,889,891
		12,452,422

Number of Shares		Value
	Common Stocks (Continued)
	Pharmaceuticals—16.4%
492,536	Alkermes, Inc.*	$4,866,256
705,813	Allos Therapeutics, Inc.*	5,159,493
573,123	CV Therapeutics, Inc.*	5,347,238
809,987	Idenix Pharmaceuticals, Inc.*	4,471,128
479,275	Progenics Pharmaceuticals, Inc.*	4,797,543
449,504	ViroPharma, Inc.*	5,636,779
		30,278,437
	Total Investments (Cost $235,251,205)—100.1%	184,295,479
	Liabilities in excess of other assets—(0.1%)	(194,835)
	Net Assets—100.0%	$184,100,644

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Building & Construction Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Engineering & Construction	27.0
Retail	18.7
Building Materials	7.7
Machinery - Construction & Mining	7.1
Distribution/Wholesale	7.0
Commercial Services	6.5
Metal Fabricate/Hardware	5.5
Home Builders	3.6
Environmental Control	3.4
Miscellaneous Manufacturing	3.3
Machinery - Diversified	3.1
Telecommunications	2.8
Electric	2.1
Oil & Gas Services	2.1
Money Market Fund	0.2
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Building Materials—7.7%
40,573	Comfort Systems USA, Inc.	$378,546
28,746	Gibraltar Industries, Inc.	380,885
16,154	NCI Building Systems, Inc.*	300,626
		1,060,057
	Commercial Services—6.5%
32,122	Hill International, Inc.*	201,726
35,492	Quanta Services, Inc.*	701,322
		903,048
	Distribution/Wholesale—7.0%
37,982	Beacon Roofing Supply, Inc.*	519,594
25,489	Pool Corp.	443,763
		963,357
	Electric—2.1%
32,803	Pike Electric Corp.*	287,026
	Engineering & Construction—27.0%
19,349	Aecom Technology Corp.*	341,123
38,574	Dycom Industries, Inc.*	342,537
18,150	EMCOR Group, Inc.*	322,526
14,148	Fluor Corp.	564,929
33,679	Insituform Technologies, Inc., Class A*	452,309
15,357	Jacobs Engineering Group, Inc.*	559,456
23,151	Perini Corp.*	440,332
23,637	URS Corp.*	694,690
		3,717,902

Number of Shares		Value
	Common Stocks (Continued)
	Environmental Control—3.4%
21,636	Tetra Tech, Inc.*	$475,776
	Home Builders—3.6%
1,033	NVR, Inc.*	506,387
	Machinery - Construction & Mining—7.1%
16,028	Caterpillar, Inc.	611,789
22,542	Terex Corp.*	376,226
		988,015
	Machinery - Diversified—3.1%
23,431	Tecumseh Products Co., Class A*	433,942
	Metal Fabricate/Hardware—5.5%
16,036	LB Foster Co., Class A*	440,990
5,794	Valmont Industries, Inc.	317,395
		758,385
	Miscellaneous Manufacturing—3.3%
5,290	Ameron International Corp.	248,630
25,615	LSB Industries, Inc.*	210,555
		459,185
	Oil & Gas Services—2.1%
23,529	Matrix Service Co.*	288,230
	Retail—18.7%
41,800	Home Depot (The), Inc.	986,062
46,007	Lowe's Cos., Inc.	998,352

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Building & Construction Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
14,509	Tractor Supply Co.*	$602,994
		2,587,408
	Telecommunications—2.8%
43,791	MasTec, Inc.*	381,858
	Total Common Stocks (Cost $22,788,428)	13,810,576
	Money Market Fund—0.2%
34,135	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $34,135)	34,135
	Total Investments (Cost $22,822,563)—100.1%	13,844,711
	Liabilities in excess of other assets—(0.1%)	(25,858)
	Net Assets—100.0%	$13,818,853

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Energy Exploration & Production Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Oil Companies - Exploration & Production	69.9
Oil Companies - Integrated	27.6
Gas - Distribution	2.5
Other	0.0

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Gas - Distribution—2.5%
54,669	Energen Corp.	$1,835,238
	Oil Companies - Exploration & Production—69.9%
48,932	Apache Corp.	4,028,572
68,340	Arena Resources, Inc.*	2,083,003
73,348	Berry Petroleum Co., Class A	1,709,008
68,692	Cabot Oil & Gas Corp.	1,928,184
153,635	Callon Petroleum Co.*	1,585,513
54,965	Cimarex Energy Co.	2,223,884
37,716	Clayton Williams Energy, Inc.*	1,826,586
100,616	CNX Gas Corp.*	2,544,579
47,008	Comstock Resources, Inc.*	2,323,135
93,441	Concho Resources, Inc.*	1,985,621
54,843	Devon Energy Corp.	4,434,606
59,207	Encore Acquisition Co.*	1,844,298
53,632	Forest Oil Corp.*	1,566,591
111,616	McMoRan Exploration Co.*	1,583,831
70,522	Occidental Petroleum Corp.	3,916,792
48,325	Pioneer Natural Resources Co.	1,344,885
58,831	Questar Corp.	2,027,316
131,300	Rosetta Resources, Inc.*	1,385,215
72,307	St. Mary Land & Exploration Co.	1,799,721
64,041	Stone Energy Corp.*	1,943,004
65,357	Swift Energy Co.*	2,096,653
44,794	Ultra Petroleum Corp.*	2,085,161
86,824	W&T Offshore, Inc.	1,664,416
31,720	Whiting Petroleum Corp.*	1,649,123
		51,579,697
	Oil Companies - Integrated—27.6%
64,836	Chevron Corp.	4,836,766
67,830	ConocoPhillips	3,528,517
69,950	Exxon Mobil Corp.	5,184,693

Number of Shares		Value
	Common Stocks (Continued)
53,449	Hess Corp.	$3,218,164
71,267	Murphy Oil Corp.	3,608,961
		20,377,101
	Total Investments (Cost $110,074,679)—100.0%	$73,792,036
	Other assets less liabilities—0.0%	2,508
	Net Assets—100.0%	$73,794,544

*  Non-income producing security.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares Dynamic Food & Beverage Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Food - Miscellaneous/Diversified	28.3
Retail - Restaurants	18.3
Food - Retail	16.1
Beverages - Non-alcoholic	7.4
Food - Wholesale/Distributions	4.9
Agricultural Chemicals	4.6
Beverages - Wine/Spirits	4.2
Food - Baking	3.6
Food - Confectionery	2.9
Food - Dairy Products	2.8
Brewery	2.5
Food - Canned	2.4
Alternative Waste Technology	1.8
Money Market Fund	0.3
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Agricultural Chemicals—4.6%
36,641	Monsanto Co.	$3,260,316
	Alternative Waste Technology—1.8%
166,305	Darling International, Inc.*	1,253,940
	Beverages - Non-alcoholic—7.4%
77,192	Pepsi Bottling Group (The), Inc.	1,784,679
61,129	PepsiCo, Inc.	3,484,964
		5,269,643
	Beverages - Wine/Spirits—4.2%
39,636	Brown-Forman Corp., Class B	1,799,475
39,579	Central European Distribution Corp.*	1,139,479
		2,938,954
	Brewery—2.5%
47,919	Molson Coors Brewing Co., Class B	1,790,254
	Food - Baking—3.6%
86,360	Flowers Foods, Inc.	2,560,574
	Food - Canned—2.4%
268,000	Del Monte Foods Co.	1,691,080
	Food - Confectionery—2.9%
46,249	J.M. Smucker (The) Co.	2,060,855
	Food - Dairy Products—2.8%
90,718	Dean Foods Co.*	1,983,095

Number of Shares		Value
	Common Stocks (Continued)
	Food - Miscellaneous/Diversified—28.3%
57,821	Cal-Maine Foods, Inc.	$1,699,359
63,254	General Mills, Inc.	4,284,827
83,192	H.J. Heinz Co.	3,645,473
76,895	Kellogg Co.	3,877,047
65,651	Lancaster Colony Corp.	2,070,633
56,449	McCormick & Co., Inc.	1,900,073
37,188	Ralcorp Holdings, Inc.*	2,516,884
		19,994,296
	Food - Retail—16.1%
151,562	Kroger (The) Co.	4,161,892
71,714	Ruddick Corp.	2,053,889
86,688	Safeway, Inc.	1,843,854
98,463	SUPERVALU, Inc.	1,402,113
60,327	Weis Markets, Inc.	1,957,008
		11,418,756
	Food - Wholesale/Distributors—4.9%
131,516	Sysco Corp.	3,445,719
	Retail - Restaurants—18.3%
91,996	Burger King Holdings, Inc.	1,828,880
178,666	CKE Restaurants, Inc.	1,516,874
96,223	Jack in the Box, Inc.*	1,934,082
67,519	McDonald's Corp.	3,911,376
42,488	Panera Bread Co., Class A*	1,917,059
81,782	Papa John's International, Inc.*	1,845,002
		12,953,273
	Total Common Stocks (Cost $83,701,523)	70,620,755

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Dynamic Food & Beverage Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.3%
190,641	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $190,641)	$190,641
	Total Investments (Cost $83,892,164)—100.1%	70,811,396
	Liabilities in excess of other assets—(0.1%)	(103,306)
	Net Assets—100.0%	$70,708,090

*  Non-income producing security

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Computers	39.6
Electronics	28.1
Telecommunications	10.2
Office/Business Equipment	7.7
Home Furnishings	3.5
Machinery - Diversified	2.8
Semiconductors	2.8
Internet	2.8
Miscellaneous Manufacturing	2.4
Other	0.1

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Computers—39.6%
1,784	Apple, Inc.*	$191,940
22,232	Brocade Communications Systems, Inc.*	83,815
13,917	Dell, Inc.*	169,091
9,943	Electronics for Imaging, Inc.*	105,396
19,792	EMC Corp.*	233,149
6,446	Hewlett-Packard Co.	246,752
4,586	Lexmark International, Inc., Class A*	118,456
6,234	NCR Corp.*	113,958
11,869	NetApp, Inc.*	160,588
6,051	Western Digital Corp.*	99,842
		1,522,987
	Electronics—28.1%
8,700	Agilent Technologies, Inc.*	193,053
10,004	Benchmark Electronics, Inc.*	119,948
12,459	CTS Corp.	87,088
9,410	Daktronics, Inc.	93,724
9,784	Jabil Circuit, Inc.	82,283
9,669	Multi-Fineline Electronix, Inc.*	112,934
5,110	National Instruments Corp.	129,794
5,885	Plexus Corp.*	109,814
70,195	Sanmina-SCI Corp.*	52,646
4,873	Trimble Navigation Ltd.*	100,238
		1,081,522
	Home Furnishings—3.5%
19,499	Tivo, Inc.*	133,958
	Internet—2.8%
7,028	Avocent Corp.*	105,561
	Machinery - Diversified—2.8%
5,284	Zebra Technologies Corp., Class A*	106,948

Number of Shares		Value
	Common Stocks (Continued)
	Miscellaneous Manufacturing—2.4%
10,189	Eastman Kodak Co.	$93,535
	Office/Business Equipment—7.7%
4,830	Pitney Bowes, Inc.	119,687
21,710	Xerox Corp.	174,115
		293,802
	Semiconductors—2.8%
8,831	QLogic Corp.*	106,149
	Telecommunications—10.2%
18,983	Ixia*	126,427
32,104	Motorola, Inc.	172,399
6,394	Plantronics, Inc.	92,329
		391,155
	Total Investments (Cost $6,344,414)—99.9%	3,835,617
	Other assets less liabilities—0.1%	2,560
	Net Assets—100.0%	$3,838,177

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Healthcare Services Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Medical - HMO	22.3
Pharmacy Services	16.5
Health Care Cost Containment	7.9
Medical - Hospitals	6.6
Medical - Outpatient/Home Medical Care	6.5
Medical Labs & Testing Services	6.0
Medical - Wholesale Drug Distribution	5.3
Diversified Operations/Commercial Services	3.8
Hazardous Waste Disposal	3.7
Medical Products	3.7
Dialysis Centers	3.7
Distribution/Wholesale	3.5
MRI/Medical Diagnostic Imaging	2.6
Physical Therapy/Rehabilitation Centers	2.6
Human Resources	1.8
Internet Application Software	1.8
Medical - Nursing Homes	1.8
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Dialysis Centers—3.7%
12,598	DaVita, Inc.*	$714,937
	Distribution/Wholesale—3.5%
15,678	Owens & Minor, Inc.	678,387
	Diversified Operations/Commercial Services—3.8%
16,530	Chemed Corp.	723,849
	Hazardous Waste Disposal—3.7%
12,192	Stericycle, Inc.*	712,379
	Health Care Cost Containment—7.9%
24,837	Corvel Corp.*	666,128
22,940	McKesson Corp.	843,963
		1,510,091
	Human Resources—1.8%
38,053	AMN Healthcare Services, Inc.*	342,096
	Internet Application Software—1.8%
53,596	eResearchTechnology, Inc.*	346,230
	Medical Labs & Testing Services—6.0%
24,525	Quest Diagnostics, Inc.	1,147,770
	Medical Products—3.7%
42,705	Hanger Orthopedic Group, Inc.*	711,465

Number of Shares		Value
	Common Stocks (Continued)
	Medical - HMO—22.3%
30,726	Aetna, Inc.	$764,156
31,650	Cigna Corp.	515,895
36,406	Healthspring, Inc.*	601,427
28,567	Humana, Inc.*	845,298
16,598	Magellan Health Services, Inc.*	613,130
22,974	Molina Healthcare, Inc.*	511,631
17,314	WellCare Health Plans, Inc.*	418,479
		4,270,016
	Medical - Hospitals—6.6%
124,442	Health Management Associates, Inc., Class A*	261,328
21,429	LifePoint Hospitals, Inc.*	513,653
11,704	Universal Health Services, Inc., Class B	492,036
		1,267,017
	Medical - Nursing Homes—1.8%
23,376	Kindred Healthcare, Inc.*	338,718
	Medical - Outpatient/Home Medical Care—6.5%
26,670	AmSurg Corp.*	665,150
21,909	Lincare Holdings, Inc.*	577,302
		1,242,452

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Dynamic Healthcare Services Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Medical - Wholesale Drug Distribution—5.3%
32,322	AmerisourceBergen Corp.	$1,010,709
	MRI/Medical Diagnostic Imaging—2.6%
62,275	Alliance Imaging, Inc.*	507,541
	Pharmacy Services—16.5%
22,179	Catalyst Health Solutions, Inc.*	374,160
18,056	Express Scripts, Inc.*	1,094,374
28,293	Medco Health Solutions, Inc.*	1,073,719
22,419	Omnicare, Inc.	618,092
		3,160,345
	Physical Therapy/Rehabilitation Centers—2.6%
40,190	HealthSouth Corp.*	503,983
	Total Investments (Cost $28,818,394)—100.1%	19,187,985
	Liabilities in excess of other assets—(0.1%)	(19,064)
	Net Assets—100.0%	$19,168,921

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Dynamic Insurance Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Property/Casualty Insurance	46.4
Life/Health Insurance	16.0
Multi-line Insurance	15.8
Insurance Brokers	13.6
Reinsurance	8.1
Other	0.1

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Insurance Brokers—13.6%
38,117	AON Corp.	$1,612,349
37,287	Arthur J. Gallagher & Co.	908,311
56,691	Marsh & McLennan Cos., Inc.	1,662,181
		4,182,841
	Life/Health Insurance—16.0%
31,925	AFLAC, Inc.	1,413,639
4,123	National Western Life Insurance Co., Class A	778,340
27,207	Protective Life Corp.	227,178
20,145	StanCorp Financial Group, Inc.	686,542
16,527	Torchmark Corp.	690,333
71,235	Unum Group	1,121,951
		4,917,983
	Multi-line Insurance—15.8%
34,408	ACE Ltd.	1,973,643
34,607	American Financial Group, Inc.	786,617
16,898	Assurant, Inc.	430,561
20,905	Hanover Insurance Group (The), Inc.	820,521
39,211	HCC Insurance Holdings, Inc.	864,995
		4,876,337
	Property/Casualty Insurance—46.4%
23,341	American Physicians Capital, Inc.	954,880
14,154	Arch Capital Group Ltd.*	987,242
37,703	Chubb (The) Corp.	1,953,769
61,440	CNA Surety Corp.*	850,944
56,809	Employers Holdings, Inc.	724,883
19,112	Fpic Insurance Group, Inc.*	855,453
2,669	Markel Corp.*	936,392
18,319	ProAssurance Corp.*	1,006,629
98,003	Progressive (The) Corp.	1,398,503
17,659	RLI Corp.	1,013,450
22,961	Safety Insurance Group, Inc.	872,288
40,901	Selective Insurance Group	971,399
40,991	Travelers (The) Cos., Inc.	1,744,167
		14,269,999

Number of Shares		Value
	Common Stocks (Continued)
	Reinsurance—8.1%
26,148	Odyssey Re Holdings Corp.	$1,031,276
20,502	Reinsurance Group of America, Inc., Class A	765,545
16,429	Transatlantic Holdings, Inc.	703,983
		2,500,804
	Total Investments (Cost $37,538,284)—99.9%	30,747,964
	Other assets less liabilities —0.1%	33,436
	Net Assets—100.0%	$30,781,400

*  Non-income producing security.

See Notes to Financial Statements.

16

Portfolio Composition

PowerShares Dynamic Leisure and Entertainment Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Retail	43.3
Entertainment	20.3
Media	9.9
Lodging	8.5
Leisure Time	7.7
Internet	4.7
Toys/Games/Hobbies	3.6
Commercial Services	1.8
Money Market Fund	1.8
Other	(1.6)

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Commercial Services—1.8%
65,927	Global Cash Access Holdings, Inc.*	$185,914
	Entertainment—20.3%
11,537	Bally Technologies, Inc.*	255,545
8,890	Churchill Downs, Inc.	337,642
12,388	DreamWorks Animation SKG, Inc., Class A*	348,103
18,428	International Game Technology	257,992
9,955	International Speedway Corp., Class A	312,487
17,845	Speedway Motorsports, Inc.	284,628
8,977	Vail Resorts, Inc.*	298,575
		2,094,972
	Internet—4.7%
53,274	Liberty Media Corp. - Interactive, Class A*	259,977
4,247	priceline.com, Inc.*	223,520
		483,497
	Leisure Time—7.7%
19,536	Carnival Corp.	496,214
11,754	WMS Industries, Inc.*	293,850
		790,064
	Lodging—8.5%
25,664	Marriott International, Inc., Class A	535,608
20,574	MGM Mirage*	338,648
		874,256
	Media—9.9%
44,746	CBS Corp., Class B	434,484
22,380	Walt Disney (The) Co.	579,642
		1,014,126
	Retail—43.3%
20,873	Brinker International, Inc.	194,119
15,911	Burger King Holdings, Inc.	316,311

Number of Shares		Value
	Common Stocks (Continued)
15,283	CBRL Group, Inc.	$304,437
11,526	CEC Entertainment, Inc.*	295,988
25,693	Cheesecake Factory (The)*	226,098
30,900	CKE Restaurants, Inc.	262,341
13,483	Darden Restaurants, Inc.	298,918
16,641	Jack in the Box, Inc.*	334,484
11,678	McDonald's Corp.	676,506
7,349	Panera Bread Co., Class A*	331,587
14,144	Papa John's International, Inc.*	319,089
15,200	P.F. Chang's China Bistro, Inc.*	310,992
20,291	Yum! Brands, Inc.	588,642
		4,459,512
	Toys/Games/Hobbies—3.6%
11,659	Marvel Entertainment, Inc.*	375,303
	Total Common Stocks (Cost $16,174,641)	10,277,644
	Money Market Fund—1.8%
181,921	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $181,921)	181,921
	Total Investments (Cost $16,356,562)—101.6%	10,459,565
	Liabilities in excess of other assets—(1.6%)	(161,285)
	Net Assets—100.0%	$10,298,280

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Media Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Multimedia	24.2
Cable TV	16.0
Advertising Agencies	7.6
Publishing - Books	6.0
Web Portals/ISP	5.0
Internet Content - Information/Network	4.8
E-Commerce/Services	4.2
Toys	3.9
Motion Pictures & Services	3.6
Human Resources	3.0
Diversified Operations/Commercial Services	2.9
Advertising Services	2.8
Television	2.5
Direct Marketing	2.4
E-Marketing/Information	2.4
Computer Services	2.3
Printing - Commercial	1.9
Telecommunication Services	1.9
Advertising Sales	1.5
Radio	1.0
Money Market Fund	1.0
Other	(0.9)

Schedule of Investments

PowerShares Dynamic Media Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Advertising Agencies—7.6%
64,582	Interpublic Group of Cos., Inc.*	$335,181
26,261	Omnicom Group, Inc.	775,749
		1,110,930
	Advertising Sales—1.5%
36,204	Clear Channel Outdoor Holdings, Inc., Class A*	225,913
	Advertising Services—2.8%
53,873	Marchex, Inc., Class B	413,745
	Cable TV—16.0%
52,546	Comcast Corp., Class A	828,125
39,454	DIRECTV Group (The), Inc.*	863,647
21,518	DISH Network Corp., Class A*	338,693
72,272	Mediacom Communications Corp., Class A*	320,888
		2,351,353
	Computer Services—2.3%
9,459	IHS, Inc., Class A*	334,754

Number of Shares		Value
	Common Stocks (Continued)
	Direct Marketing—2.4%
49,160	Harte-Hanks, Inc.	$345,103
	Diversified Operations/Commercial Services—2.9%
19,406	Viad Corp.	424,021
	E-Commerce/Services—4.2%
36,572	IAC/InterActiveCorp.*	612,947
	E-Marketing/Information—2.4%
47,102	ValueClick, Inc.*	348,555
	Human Resources—3.0%
31,067	Monster Worldwide, Inc.*	442,394
	Internet Content - Information/Network—4.8%
68,290	Dice Holdings, Inc.*	277,257
56,956	LoopNet, Inc.*	431,157
		708,414

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Dynamic Media Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Motion Pictures & Services—3.6%
19,047	DreamWorks Animation SKG, Inc., Class A*	$535,221
	Multimedia—24.2%
14,169	McGraw-Hill Cos. (The), Inc.	380,296
78,607	News Corp., Class A	836,378
67,997	Time Warner, Inc.	686,090
37,755	Viacom, Inc., Class B*	763,406
34,405	Walt Disney (The) Co.	891,089
		3,557,259
	Printing - Commercial—1.9%
64,522	Valassis Communications, Inc.*	286,478
	Publishing - Books—6.0%
12,763	John Wiley & Sons, Inc., Class A	443,897
23,267	Scholastic Corp.	432,068
		875,965
	Radio—1.0%
456,482	Sirius XM Radio, Inc.*	154,291
	Telecommunication Services—1.9%
43,802	RCN Corp.*	282,523
	Television—2.5%
37,522	CBS Corp., Class B	364,339
	Toys—3.9%
17,929	Marvel Entertainment, Inc.*	577,135
	Web Portals/ISP—5.0%
57,430	Yahoo! Inc.*	736,253
	Total Common Stocks (Cost $25,585,423)	14,687,593
	Money Market Fund—1.0%
145,720	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $145,720)	145,720
	Total Investments (Cost $25,731,143)—100.9%	14,833,313
	Liabilities in excess of other assets—(0.9%)	(129,691)
	Net Assets—100.0%	$14,703,622

*  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Dynamic Networking Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Telecommunications	52.6
Semiconductors	19.2
Internet	11.5
Software	11.1
Computers	5.9
Other	(0.3)

Schedule of Investments

PowerShares Dynamic Networking Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.3%
	Computers—5.9%
54,057	Brocade Communications Systems, Inc.*	$203,795
14,684	Netscout Systems, Inc.*	141,260
		345,055
	Internet—11.5%
6,414	F5 Networks, Inc.*	159,195
10,140	McAfee, Inc.*	330,057
9,665	Websense, Inc.*	188,661
		677,913
	Semiconductors—19.2%
27,486	Applied Micro Circuits Corp.*	140,453
16,671	Broadcom Corp., Class A*	284,742
16,304	Emulex Corp.*	154,888
6,300	Netlogic Microsystems, Inc.*	133,056
24,310	PMC - Sierra, Inc.*	113,771
11,713	QLogic Corp.*	140,790
6,491	Silicon Laboratories, Inc.*	168,506
		1,136,206
	Software—11.1%
13,252	Citrix Systems, Inc.*	341,504
10,104	VMware, Inc., Class A*	313,224
		654,728
	Telecommunications—52.6%
103,200	3Com Corp.*	281,736
21,344	ADC Telecommunications, Inc.*	135,321
9,596	ADTRAN, Inc.	145,859
23,128	Arris Group, Inc.*	159,814
6,709	Atheros Communications, Inc.*	120,561
12,589	Ciena Corp.*	120,980
16,678	Cisco Systems, Inc.*	296,369
4,785	Comtech Telecommunications Corp.*	231,690
24,863	Harmonic, Inc.*	176,776
19,853	Infinera Corp.*	154,456
15,606	Juniper Networks, Inc.*	292,456
12,985	NETGEAR, Inc.*	143,484

Number of Shares		Value
	Common Stocks (Continued)
7,619	QUALCOMM, Inc.	$291,503
62,509	Sycamore Networks, Inc.*	208,780
13,332	Tekelec*	169,183
41,994	Tellabs, Inc.*	178,055
		3,107,023
	Total Investments (Cost $9,070,845)—100.3%	5,920,925
	Liabilities in excess of other assets—(0.3%)	(18,392)
	Net Assets—100.0%	$5,902,533

*  Non-income producing security

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares Dynamic Oil & Gas Services Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Oil & Gas Drilling	40.7
Oil - Field Services	34.1
Oil Field Machinery & Equipment	12.2
Transport - Marine	10.1
Engineering/R&D Services	2.8
Other	0.1

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Engineering/R&D Services—2.8%
190,890	Foster Wheeler Ltd.*	$5,230,386
	Oil Field Machinery & Equipment—12.2%
373,243	Cameron International Corp.*	9,054,876
320,988	Complete Production Services, Inc.*	3,977,041
220,227	Gulf Island Fabrication, Inc.	4,340,674
102,220	Lufkin Industries, Inc.	5,348,150
		22,720,741
	Oil & Gas Drilling—40.7%
158,214	Diamond Offshore Drilling, Inc.	14,049,402
256,557	ENSCO International, Inc.	9,751,732
166,057	Helmerich & Payne, Inc.	5,697,416
345,784	Noble Corp.	11,137,703
1,023,204	Parker Drilling Co.*	5,238,804
333,747	Patterson-UTI Energy, Inc.	4,428,823
565,936	Pioneer Drilling Co.*	4,380,345
246,945	Pride International, Inc.*	4,640,097
136,709	Transocean, Inc.	11,255,252
140,041	Unit Corp.*	5,257,139
		75,836,713
	Oil - Field Services—34.1%
217,342	Baker Hughes, Inc.	7,596,103
353,263	BJ Services Co.	4,539,430
157,821	CARBO Ceramics, Inc.	6,828,915
395,751	Halliburton Co.	7,831,912
564,590	Key Energy Services, Inc.*	3,500,458
1,105,490	Newpark Resources, Inc.*	6,356,568
170,503	Oil States International, Inc.*	3,943,734
249,486	Smith International, Inc.	8,602,277
201,637	Superior Energy Services, Inc.*	4,298,901
428,414	Tetra Technologies, Inc.*	2,981,761
667,026	Union Drilling, Inc.*	3,655,302
229,055	Willbros Group, Inc.*	3,548,062
		63,683,423

Number of Shares		Value
	Common Stocks (Continued)
	Transport - Marine—10.1%
189,321	Gulfmark Offshore, Inc.*	$7,004,877
132,214	Overseas Shipholding Group, Inc.	4,968,602
156,341	Tidewater, Inc.	6,818,031
		18,791,510
	Total Investments (Cost $322,549,526)—99.9%	186,262,773
	Other assets less liabilities—0.1%	213,288
	Net Assets—100.0%	$186,476,061

*  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares Dynamic Pharmaceuticals Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Medical - Drugs	57.1
Medical - Biomedical/Genetics	22.6
Medical - Generic Drugs	6.1
Medical Products	5.3
Cosmetics & Toiletries	3.6
Therapeutics	2.9
Consumer Products - Miscellaneous	2.4
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Products - Miscellaneous—2.4%
452,065	Prestige Brands Holdings, Inc.*	$3,123,769
	Cosmetics & Toiletries—3.6%
61,247	Chattem, Inc. *	4,634,560
	Medical Products—5.3%
111,791	Johnson & Johnson	6,857,260
	Medical - Biomedical/Genetics—22.6%
125,274	Amgen, Inc.*	7,502,661
84,324	Biogen Idec, Inc.*	3,587,986
61,971	Celgene Corp.*	3,982,256
54,848	Genzyme Corp.*	3,997,322
149,458	Gilead Sciences, Inc.*	6,852,649
176,298	Medicines (The) Co.*	3,072,874
		28,995,748
	Medical - Drugs—57.1%
137,097	Abbott Laboratories	7,560,901
76,868	Allergan, Inc.	3,049,354
201,248	Bristol-Myers Squibb Co.	4,135,646
56,050	Cephalon, Inc.*	4,019,906
168,777	Eli Lilly & Co.	5,708,038
189,024	Endo Pharmaceuticals Holdings, Inc.*	3,496,944
259,181	Eurand N.V. (Netherlands)*	2,462,220
120,331	Forest Laboratories, Inc.*	2,795,289
375,404	King Pharmaceuticals, Inc.*	3,299,801
207,369	Medicis Pharmaceutical Corp., Class A	2,959,156
220,732	Merck & Co., Inc.	6,831,655
412,007	Pfizer, Inc.	7,296,644
221,372	Schering-Plough Corp.	3,207,680
233,404	Sepracor, Inc.*	3,108,941
234,551	Valeant Pharmaceuticals International*	4,402,522
508,239	Vivus, Inc.*	3,095,176
181,919	Wyeth	5,854,153
		73,284,026

Number of Shares		Value
	Common Stocks (Continued)
	Medical - Generic Drugs—6.1%
122,739	Perrigo Co.	$4,173,126
141,690	Watson Pharmaceuticals, Inc.*	3,708,027
		7,881,153
	Therapeutics—2.9%
268,414	Warner Chilcott Ltd., Class A*	3,722,902
	Total Investments (Cost $160,610,633)—100.0%	128,499,418
	Liabilities in excess of other assets—(0.0%)	(22,845)
	Net Assets—100.0%	$128,476,573

*  Non-income producing security.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares Dynamic Retail Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Retail - Apparel/Shoe	22.1
Retail - Discount	16.2
Retail - Building Products	10.9
Retail - Automobile Parts	8.3
Food - Retail	6.2
Distribution/Wholesale	6.0
Retail - Consumer Electronics	6.0
Rental Auto/Equipment	5.2
Retail - Major Department Stores	4.6
Transport - Equipment & Leasing	3.7
Retail - Gardening Products	3.3
E-Commerce/Services	2.7
Retail - Automobile	2.7
Transport - Services	2.1
Money Market Fund	1.7
Other	(1.7)

Schedule of Investments

PowerShares Dynamic Retail Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Distribution/Wholesale—6.0%
18,566	Beacon Roofing Supply, Inc.*	$253,983
7,124	Genuine Parts Co.	280,329
		534,312
	E-Commerce/Services—2.7%
9,803	NetFlix, Inc.*	242,722
	Food - Retail—6.2%
20,063	Kroger (The) Co.	550,930
	Rental Auto/Equipment—5.2%
10,585	Aaron Rents, Inc.	262,402
13,341	Rent-A-Center, Inc.*	194,779
		457,181
	Retail - Apparel/Shoe—22.1%
17,166	Cato (The) Corp., Class A	266,416
18,590	Dress Barn, Inc.*	177,720
25,000	Finish Line (The), Inc., Class A	239,250
28,490	Gap (The), Inc.	368,662
8,256	Genesco, Inc.*	204,831
7,702	Gymboree (The) Corp.	199,174
26,084	New York & Co., Inc.*	73,557
7,516	Ross Stores, Inc.	245,698
64,178	Wet Seal (The), Inc., Class A*	188,683
		1,963,991

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Automobile—2.7%
6,868	Copart, Inc.*	$239,693
	Retail - Automobile Parts—8.3%
7,024	Advance Auto Parts, Inc.	219,149
4,041	AutoZone, Inc.*	514,379
		733,528
	Retail - Building Products—10.9%
20,432	Home Depot (The), Inc.	481,991
22,489	Lowe's Cos., Inc.	488,011
		970,002
	Retail - Consumer Electronics—6.0%
12,377	Best Buy Co., Inc.	331,827
15,903	RadioShack Corp.	201,332
		533,159
	Retail - Discount—16.2%
8,093	BJ's Wholesale Club, Inc.*	284,874
7,878	Dollar Tree, Inc.*	299,522
12,132	Family Dollar Stores, Inc.	326,472
9,384	Wal-Mart Stores, Inc.	523,720
		1,434,588
	Retail - Gardening Products—3.3%
7,092	Tractor Supply Co.*	294,744

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares Dynamic Retail Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Major Department Stores—4.6%
15,293	TJX Cos., Inc.	$409,241
	Transport - Equipment & Leasing—3.7%
7,251	Amerco, Inc.*	328,180
	Transport - Services—2.1%
4,684	Ryder System, Inc.	185,580
	Total Common Stocks (Cost $11,116,643)	8,877,851
	Money Market Fund—1.7%
154,394	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $154,394)	154,394
	Total Investments (Cost $11,271,037)—101.7%	9,032,245
	Liabilities in excess of other assets—(1.7%)	(152,273)
	Net Assets—100.0%	$8,879,972

*  Non-income producing security.

See Notes to Financial Statements.

24

Portfolio Composition

PowerShares Dynamic Semiconductors Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Electronic Components & Semiconductors	51.8
Semiconductor Components - Integrated Circuits	23.7
Semiconductor Equipment	11.6
Wireless Equipment	8.5
Power Conversion/Supply Equipment	2.6
Electronic Components - Miscellaneous	1.9
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Electronic Components - Miscellaneous—1.9%
154,343	Vishay Intertechnology, Inc.*	$665,218
	Electronic Components & Semiconductors—51.8%
111,111	Altera Corp.	1,927,776
182,702	Amkor Technology, Inc.*	741,770
172,374	Applied Micro Circuits Corp.*	880,831
104,550	Broadcom Corp., Class A*	1,785,714
109,417	Fairchild Semiconductor International, Inc.*	621,489
109,993	Intel Corp.	1,759,888
206,332	LSI Corp.*	794,378
49,896	Microsemi Corp.*	1,084,739
64,026	National Semiconductor Corp.	843,222
152,456	PMC - Sierra, Inc.*	713,494
197,994	Silicon Image, Inc.*	904,833
40,703	Silicon Laboratories, Inc.*	1,056,650
141,453	Skyworks Solutions, Inc.*	1,008,560
102,630	Texas Instruments, Inc.	2,007,442
96,824	Xilinx, Inc.	1,783,498
		17,914,284
	Power Conversion/Supply Equipment—2.6%
85,064	Advanced Energy Industries, Inc.*	907,633
	Semiconductor Components - Integrated Circuits—23.7%
89,970	Analog Devices, Inc.	1,921,760
327,470	Atmel Corp.*	1,359,001
38,772	Hittite Microwave Corp.*	1,270,558
129,567	Integrated Device Technology, Inc.*	824,046
77,068	Linear Technology Corp.	1,747,902
148,980	Micrel, Inc.	1,095,003
		8,218,270

Number of Shares		Value
	Common Stocks (Continued)
	Semiconductor Equipment—11.6%
56,257	ATMI, Inc.*	$684,085
60,874	MKS Instruments, Inc.*	1,129,213
147,064	Teradyne, Inc.*	750,026
42,479	Varian Semiconductor Equipment Associates, Inc.*	833,438
81,625	Veeco Instruments, Inc.*	631,778
		4,028,540
	Wireless Equipment—8.5%
51,700	InterDigital, Inc.*	1,126,026
47,778	QUALCOMM, Inc.	1,827,986
		2,954,012
	Total Investments (Cost $55,268,563)—100.1%	34,687,957
	Liabilities in excess of other assets—(0.1%)	(26,799)
	Net Assets—100.0%	$34,661,158

*  Non-income producing security.

See Notes to Financial Statements.

25

Portfolio Composition

PowerShares Dynamic Software Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Enterprise Software/Services	26.6
Applications Software	13.6
Internet Security	9.3
Data Processing/Management	6.5
Internet Application Software	6.1
Decision Support Software	5.6
Computer Services	4.9
Computer Aided Design	4.7
Computers - Integrated Systems	4.2
Electronic Forms	4.2
E-Services/Consulting	3.2
Electronic Design Automation	3.1
Medical Information System	2.9
Transactional Software	2.9
Internet Infrastructure Software	2.3
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Software Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Applications Software—13.6%
78,502	Compuware Corp.*	$500,843
60,279	Microsoft Corp.	1,346,030
30,718	Progress Software Corp.*	704,671
60,668	Quest Software, Inc.*	803,851
		3,355,395
	Computer Aided Design—4.7%
20,232	Ansys, Inc.*	579,242
44,685	Parametric Technology Corp.*	580,458
		1,159,700
	Computer Services—4.9%
14,531	DST Systems, Inc.*	589,668
36,609	Manhattan Associates, Inc.*	615,397
		1,205,065
	Computers - Integrated Systems—4.2%
66,952	Teradata Corp.*	1,030,391
	Data Processing/Management—6.5%
47,475	CSG Systems International, Inc.*	789,509
61,206	Pegasystems, Inc.	800,575
		1,590,084
	Decision Support Software—5.6%
28,413	SPSS, Inc.*	663,728
81,202	Wind River Systems, Inc.*	709,705
		1,373,433

Number of Shares		Value
	Common Stocks (Continued)
	Electronic Design Automation—3.1%
41,676	Synopsys, Inc.*	$761,837
	Electronic Forms—4.2%
38,408	Adobe Systems, Inc.*	1,023,189
	Enterprise Software/Services—26.6%
50,523	BMC Software, Inc.*	1,304,504
68,800	CA, Inc.	1,224,640
53,188	Informatica Corp.*	747,291
13,985	MicroStrategy, Inc., Class A*	550,589
139,546	Novell, Inc.*	650,284
75,012	Oracle Corp.*	1,371,970
26,076	Sybase, Inc.*	694,404
		6,543,682
	E-Services/Consulting—3.2%
39,632	Websense, Inc.*	773,617
	Internet Application Software—6.1%
60,956	Interwoven, Inc.*	768,655
117,599	S1 Corp.*	737,346
		1,506,001
	Internet Infrastructure Software—2.3%
109,558	TIBCO Software, Inc.*	564,224

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares Dynamic Software Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Internet Security—9.3%
41,583	McAfee, Inc.*	$1,353,526
73,734	Symantec Corp.*	927,574
		2,281,100
	Medical Information System—2.9%
19,485	Cerner Corp.*	725,427
	Transactional Software—2.9%
29,104	Solera Holdings, Inc.*	724,399
	Total Investments (Cost $32,205,034)—100.1%	24,617,544
	Liabilities in excess of other assets—(0.1%)	(22,030)
	Net Assets—100.0%	$24,595,514

*  Non-income producing security.

See Notes to Financial Statements.

27

Statements of Assets and Liabilities

October 31, 2008 (Unaudited)

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Hardware & Consumer Electronics Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio
ASSETS:
Investments at value	$143,724,813	$184,295,479	$13,844,711	$73,792,036	$70,811,396	$3,835,617	$19,187,985	$30,747,964
Cash	—	—	—	42,553	—	26,752	27,467	50,496
Receivables:
Investments sold	12,623,326	—	—	—	—	—	—	—
Shares sold	3,562,502	—	—	—	—	—	—	—
Dividends	206,268	21,334	8,913	43,343	65,016	2,547	—	24,375
Expense waivers due from Adviser	860	243	9,121	8,051	6,166	9,790	8,796	8,266
Total Assets	160,117,769	184,317,056	13,862,745	73,885,983	70,882,578	3,874,706	19,224,248	30,831,101
LIABILITIES:
Due to custodian	224,770	42,004	3,981	—	98,819	—	—	—
Payables:
Shares repurchased	12,695,067	—	—	—	—	—	—	—
Investments purchased	3,543,140	—	—	—	—	—	—	—
Accrued advisory fees	65,994	82,401	6,450	31,107	30,258	1,684	9,119	15,288
Accrued expenses	65,427	92,007	33,461	60,332	45,411	34,845	46,208	34,413
Total Liabilities	16,594,398	216,412	43,892	91,439	174,488	36,529	55,327	49,701
NET ASSETS	$143,523,371	$184,100,644	$13,818,853	$73,794,544	$70,708,090	$3,838,177	$19,168,921	$30,781,400
NET ASSETS CONSIST OF:
Shares of beneficial interest	$163,259,856	$294,156,624	$29,133,363	$111,401,294	$92,858,137	$10,103,197	$38,168,387	$44,076,395
Undistributed net investment income (loss)	984,119	(853,924)	23,174	(38,785)	409,562	(2,523)	(77,462)	41,254
Accumulated net realized loss on investments	(12,303,469)	(58,246,330)	(6,359,832)	(1,285,322)	(9,478,841)	(3,753,700)	(9,291,595)	(6,545,929)
Net unrealized depreciation of investments	(8,417,135)	(50,955,726)	(8,977,852)	(36,282,643)	(13,080,768)	(2,508,797)	(9,630,409)	(6,790,320)
Net Assets	$143,523,371	$184,100,644	$13,818,853	$73,794,544	$70,708,090	$3,838,177	$19,168,921	$30,781,400
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,600,000	12,500,000	1,300,000	4,600,000	5,300,000	400,000	1,100,000	2,300,000
Net asset value	$18.88	$14.73	$10.63	$16.04	$13.34	$9.60	$17.43	$13.38
Share price	$18.94	$14.72	$10.66	$16.01	$13.36	$9.61	$17.43	$13.40
Investments at cost	$152,141,948	$235,251,205	$22,822,563	$110,074,679	$83,892,164	$6,344,414	$28,818,394	$37,538,284

See Notes to Financial Statements.

28

	PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
ASSETS:
Investments at value	$10,459,565	$14,833,313	$5,920,925	$186,262,773	$128,499,418	$9,032,245	$34,687,957	$24,617,544
Cash	—	—	6,559	30,231	—	—	13,312	15,182
Receivables:
Investments sold	—	—	—	—	—	3,561,556	—	—
Shares sold	—	756,331	—	8,590,503	—	—	—	—
Dividends	10,931	1,935	864	363,489	110,048	282	11,289	—
Expense waivers due from Adviser	9,514	9,519	9,845	5,987	2,743	9,208	8,992	8,847
Total Assets	10,480,010	15,601,098	5,938,193	195,252,983	128,612,209	12,603,291	34,721,550	24,641,573
LIABILITIES:
Due to custodian	146,140	97,471	—	—	28,976	120,599	—	—
Payables:
Shares repurchased	—	—	—	—	—	3,565,522	—	—
Investments purchased	—	760,805	—	8,589,956	—	—	—	—
Accrued advisory fees	4,080	6,224	2,381	76,383	54,287	6,141	15,501	10,404
Accrued expenses	31,510	32,976	33,279	110,583	52,373	31,057	44,891	35,655
Total Liabilities	181,730	897,476	35,660	8,776,922	135,636	3,723,319	60,392	46,059
NET ASSETS	$10,298,280	$14,703,622	$5,902,533	$186,476,061	$128,476,573	$8,879,972	$34,661,158	$24,595,514
NET ASSETS CONSIST OF:
Shares of beneficial interest	$23,438,971	$39,188,003	$14,718,695	$340,542,387	$162,373,109	$18,779,076	$93,602,421	$41,847,250
Undistributed net investment income (loss)	(17,164)	(73,817)	848	181,214	60,967	18,384	40,660	(54,566)
Accumulated net realized loss on investments	(7,226,530)	(13,512,734)	(5,667,090)	(17,960,787)	(1,846,288)	(7,678,696)	(38,401,317)	(9,609,680)
Net unrealized depreciation of investments	(5,896,997)	(10,897,830)	(3,149,920)	(136,286,753)	(32,111,215)	(2,238,792)	(20,580,606)	(7,587,490)
Net Assets	$10,298,280	$14,703,622	$5,902,533	$186,476,061	$128,476,573	$8,879,972	$34,661,158	$24,595,514
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,100,000	1,900,000	500,000	12,600,000	8,300,000	700,000	3,300,000	1,800,000
Net asset value	$9.36	$7.74	$11.81	$14.80	$15.48	$12.69	$10.50	$13.66
Share price	$9.37	$7.75	$11.80	$14.74	$15.53	$12.70	$10.52	$13.68
Investments at cost	$16,356,562	$25,731,143	$9,070,845	$322,549,526	$160,610,633	$11,271,037	$55,268,563	$32,205,034

29

Statements of Operations

Six months ended October 31, 2008 (Unaudited)

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Hardware Consumer Electronics Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio
INVESTMENT INCOME:
Dividend income	$2,130,655	$100,388	$50,604	$484,973	$1,004,700	$15,470	$28,946	$220,326
Total Income	2,130,655	100,388	50,604	484,973	1,004,700	15,470	28,946	220,326
EXPENSES:
Advisory fees	296,655	554,091	46,991	318,733	199,700	14,319	67,025	72,664
Accounting & Administration fees	37,791	37,791	37,791	37,791	37,791	37,791	37,791	37,791
Sub-licensing	29,666	33,245	2,819	19,124	11,982	859	6,703	4,360
Printing	15,542	22,980	1,958	16,019	8,545	1,062	4,337	3,695
Audit	8,445	8,445	8,445	8,445	8,445	8,445	8,445	8,445
Legal	5,668	8,507	729	5,933	3,152	384	1,580	1,374
Custodian & transfer agent fees	5,240	7,883	3,240	4,974	3,887	3,083	3,383	3,430
Trustees	3,685	5,264	2,217	4,430	3,134	2,100	2,859	2,418
Listing fee and expenses	1,029	3,159	2,799	3,065	2,841	2,812	973	2,874
Other expenses	5,203	6,463	4,592	6,590	5,113	4,511	4,699	4,820
Total Expenses	408,924	687,828	111,581	425,104	284,590	75,366	137,795	141,871
(Waivers) and/or Recapture	(23,272)	10,327	(52,372)	(23,501)	(32,969)	(57,324)	(50,662)	(50,315)
Net Expenses	385,652	698,155	59,209	401,603	251,621	18,042	87,133	91,556
Net Investment Income (Loss)	1,745,003	(597,767)	(8,605)	83,370	753,079	(2,572)	(58,187)	128,770
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(5,075,036)	(6,232,601)	(418,034)	(5,270,220)	(5,333,072)	(1,143,223)	(4,143,206)	(1,288,665)
In-kind redemptions	5,942,166	12,997,746	(467,874)	10,668,351	1,841,865	56,070	(1,741,600)	870,604
Net realized gain (loss)	867,130	6,765,145	(885,908)	5,398,131	(3,491,207)	(1,087,153)	(5,884,806)	(418,061)
Net change in unrealized depreciation on investments	(10,419,583)	(51,834,022)	(8,382,142)	(59,163,196)	(14,919,039)	(1,056,349)	(1,712,875)	(5,687,601)
Net realized and unrealized loss on investments	(9,552,453)	(45,068,877)	(9,268,050)	(53,765,065)	(18,410,246)	(2,143,502)	(7,597,681)	(6,105,662)
Net decrease in net assets resulting from operations	$(7,807,450)	$(45,666,644)	$(9,276,655)	$(53,681,695)	$(17,657,167)	$(2,146,074)	$(7,655,868)	$(5,976,892)

See Notes to Financial Statements.

30

	PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
INVESTMENT INCOME:
Dividend income	$106,912	$153,890	$6,331	$1,200,599	$824,259	$82,859	$257,871	$30,895
Total Income	106,912	153,890	6,331	1,200,599	824,259	82,859	257,871	30,895
EXPENSES:
Advisory fees	33,471	67,247	26,501	843,373	313,762	48,689	158,611	79,506
Accounting & Administration fees	37,791	37,791	37,791	49,642	37,791	37,791	37,791	37,791
Sub-licensing	2,008	4,035	1,590	50,602	18,826	2,921	9,517	4,770
Printing	1,698	3,323	1,558	40,095	12,619	1,430	8,258	3,976
Audit	8,445	8,445	8,445	8,445	8,445	8,445	8,445	8,445
Legal	644	1,244	583	14,895	4,661	545	3,105	1,485
Custodian & transfer agent fees	3,375	3,485	3,409	11,411	5,371	4,031	3,351	3,389
Trustees	2,284	2,503	2,183	8,057	3,788	2,293	3,144	2,550
Listing fee and expenses	2,813	2,859	2,804	3,395	2,968	2,795	2,889	2,887
Other expenses	4,668	4,731	4,573	8,466	5,376	4,598	5,879	4,860
Total Expenses	97,197	135,663	89,437	1,038,381	413,607	113,538	240,990	149,659
(Waivers) and/or Recapture	(55,024)	(50,931)	(56,047)	18,340	(18,267)	(52,191)	(41,139)	(49,483)
Net Expenses	42,173	84,732	33,390	1,056,721	395,340	61,347	199,851	100,176
Net Investment Income (Loss)	64,739	69,158	(27,059)	143,878	428,919	21,512	58,020	(69,281)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(944,100)	(3,147,950)	(537,924)	(11,717,315)	314,006	(577,468)	(6,964,126)	(2,212,740)
In-kind redemptions	184,058	(1,362,054)	(292,518)	31,486,650	4,357,534	(2,225,656)	(4,552,146)	2,198,020
Net realized gain (loss)	(760,042)	(4,510,004)	(830,442)	19,769,335	4,671,540	(2,803,124)	(11,516,272)	(14,720)
Net change in unrealized depreciation on investments	(4,331,864)	(7,416,195)	(1,616,435)	(193,700,913)	(21,127,159)	(2,359,853)	(11,513,477)	(6,649,071)
Net realized and unrealized loss on investments	(5,091,906)	(11,926,199)	(2,446,877)	(173,931,578)	(16,455,619)	(5,162,977)	(23,029,749)	(6,663,791)
Net decrease in net assets resulting from operations	$(5,027,167)	$(11,857,041)	$(2,473,936)	$(173,787,700)	$(16,026,700)	$(5,141,465)	$(22,971,729)	$(6,733,072)

31

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio		PowerShares Dynamic Biotechnology & Genome Portfolio		PowerShares Dynamic Building & Construction Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$1,745,003	$1,669,867	$(597,767)	$(1,336,496)	$(8,605)	$19,576
Net realized gain (loss) on investments	867,130	(12,135,346)	6,765,145	(59,309)	(885,908)	(83,155)
Net change in unrealized appreciation (depreciation) on investments	(10,419,583)	2,176,920	(51,834,022)	(21,265,610)	(8,382,142)	(2,997,274)
Net decrease in net assets resulting from operations	(7,807,450)	(8,288,559)	(45,666,644)	(22,661,415)	(9,276,655)	(3,060,853)
Undistributed net investment income (loss) included in the price of units issued and redeemed	146,805	(165,457)	(256,157)	177,867	35,191	(22,619)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,917,660)	(684,636)	—	—	(22,670)	(18,567)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(1,917,660)	(684,636)	—	—	(22,670)	(18,567)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	112,470,894	227,990,630	144,873,687	229,940,570	18,664,182	56,345,601
Value of shares repurchased	(66,870,593)	(116,105,241)	(114,106,002)	(266,895,466)	(11,069,193)	(56,441,780)
Net income equalization	(146,805)	165,457	256,157	(177,867)	(35,191)	22,619
Net increase (decrease) in net assets resulting from shares transactions	45,453,496	112,050,846	31,023,842	(37,132,763)	7,559,798	(73,560)
Increase (Decrease) in Net Assets	35,875,191	102,912,194	(14,898,959)	(59,616,311)	(1,704,336)	(3,175,599)
NET ASSETS:
Beginning of period	107,648,180	4,735,986	198,999,603	258,615,914	15,523,189	18,698,788
End of period	$143,523,371	$107,648,180	$184,100,644	$198,999,603	$13,818,853	$15,523,189
Undistributed net investment income (loss) at end of period	$984,119	$1,009,971	$(853,924)	$—	$23,174	$19,258
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,600,000	11,000,000	7,600,000	12,300,000	1,100,000	3,000,000
Shares repurchased	(3,500,000)	(5,700,000)	(6,300,000)	(14,500,000)	(700,000)	(3,100,000)
Shares outstanding, beginning of period	5,500,000	200,000	11,200,000	13,400,000	900,000	1,000,000
Shares outstanding, end of period	7,600,000	5,500,000	12,500,000	11,200,000	1,300,000	900,000

See Notes to Financial Statements.

32

	PowerShares Dynamic Energy Exploration & Production Portfolio		PowerShares Dynamic Food & Beverage Portfolio		PowerShares Dynamic Hardware & Consumer Electronics Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$83,370	$337,738	$753,079	$466,518	$(2,572)	$(43,393)
Net realized gain (loss) on investments	5,398,131	22,766,144	(3,491,207)	2,709,318	(1,087,153)	(503,401)
Net change in unrealized appreciation (depreciation) on investments	(59,163,196)	6,700,824	(14,919,039)	(1,717,175)	(1,056,349)	(2,563,775)
Net decrease in net assets resulting from operations	(53,681,695)	29,804,706	(17,657,167)	1,458,661	(2,146,074)	(3,110,569)
Undistributed net investment income (loss) included in the price of units issued and redeemed	15,491	26,395	20,215	170,513	49	(46,779)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(137,646)	(387,353)	(363,732)	(889,330)	—	—
Return of capital	—	(12,322)	—	(369,392)	—	(303,093)
Total distributions to shareholders	(137,646)	(399,675)	(363,732)	(1,258,722)	—	(303,093)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	77,223,267	148,755,294	37,116,691	114,332,928	3,089,915	20,684,926
Value of shares repurchased	(88,411,751)	(162,846,293)	(35,400,635)	(60,833,736)	(3,076,639)	(23,820,679)
Net income equalization	(15,491)	(26,395)	(20,215)	(170,513)	(49)	46,779
Net increase (decrease) in net assets resulting from shares transactions	(11,203,975)	(14,117,394)	1,695,841	53,328,679	13,227	(3,088,974)
Increase (Decrease) in Net Assets	(65,007,825)	15,314,032	(16,304,843)	53,699,131	(2,132,798)	(6,549,415)
NET ASSETS:
Beginning of period	138,802,369	123,488,337	87,012,933	33,313,802	5,970,975	12,520,390
End of period	$73,794,544	$138,802,369	$70,708,090	$87,012,933	$3,838,177	$5,970,975
Undistributed net investment income (loss) at end of period	$(38,785)	$—	$409,562	$—	$(2,523)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,900,000	6,400,000	2,300,000	6,900,000	200,000	1,100,000
Shares repurchased	(3,500,000)	(7,000,000)	(2,200,000)	(3,600,000)	(200,000)	(1,400,000)
Shares outstanding, beginning of period	5,200,000	5,800,000	5,200,000	1,900,000	400,000	700,000
Shares outstanding, end of period	4,600,000	5,200,000	5,300,000	5,200,000	400,000	400,000

33

Statements of Changes in Net Assets (Continued)

	PowerShares Healthcare Services Portfolio		PowerShares Dynamic Insurance Portfolio		PowerShares Dynamic Leisure and Entertainment Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$(58,187)	$(282,696)	$128,770	$763,085	$64,739	$237,929
Net realized gain (loss) on investments	(5,884,806)	(13,585,038)	(418,061)	(2,383,354)	(760,042)	(567,404)
Net change in unrealized appreciation (depreciation) on investments	(1,712,875)	(9,150,564)	(5,687,601)	(5,113,803)	(4,331,864)	(5,546,327)
Net decrease in net assets resulting from operations	(7,655,868)	(23,018,298)	(5,976,892)	(6,734,072)	(5,027,167)	(5,875,802)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(19,275)	63,340	(19,150)	(97,621)	(17,179)	(309,164)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(109,780)	(785,432)	(64,724)	(237,929)
Return of capital	—	—	—	—	—	(485,571)
Total distributions to shareholders	—	—	(109,780)	(785,432)	(64,724)	(723,500)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,805,828	153,002,599	25,169,667	43,758,738	23,274,694	61,308,076
Value of shares repurchased	(23,006,558)	(130,000,271)	(22,313,342)	(60,628,701)	(22,999,078)	(89,066,554)
Net income equalization	19,275	(63,340)	19,150	97,621	17,179	309,164
Net increase (decrease) in net assets resulting from shares transactions	(1,181,455)	22,938,988	2,875,475	(16,772,342)	292,795	(27,449,314)
Increase (Decrease) in Net Assets	(8,856,598)	(15,970)	(3,230,347)	(24,389,467)	(4,816,275)	(34,571,780)
NET ASSETS:
Beginning of period	28,025,519	28,041,489	34,011,747	58,401,214	15,114,555	49,472,335
End of period	$19,168,921	$28,025,519	$30,781,400	$34,011,747	$10,298,280	$15,114,555
Undistributed net investment income (loss) at end of period	$(77,462)	$—	$41,254	$41,414	$(17,164)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	900,000	5,400,000	1,600,000	2,400,000	1,800,000	3,600,000
Shares repurchased	(1,000,000)	(5,200,000)	(1,400,000)	(3,400,000)	(1,700,000)	(5,300,000)
Shares outstanding, beginning of period	1,200,000	1,000,000	2,100,000	3,100,000	1,000,000	2,700,000
Shares outstanding, end of period	1,100,000	1,200,000	2,300,000	2,100,000	1,100,000	1,000,000

See Notes to Financial Statements.

34

	PowerShares Dynamic Media Portfolio		PowerShares Dynamic Networking Portfolio		PowerShares Dynamic Oil & Gas Services Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$69,158	$161,012	$(27,059)	$(92,127)	$143,878	$(227,494)
Net realized gain (loss) on investments	(4,510,004)	(6,536,041)	(830,442)	(945,353)	19,769,335	49,457,976
Net change in unrealized appreciation (depreciation) on investments	(7,416,195)	(4,371,386)	(1,616,435)	(1,976,065)	(193,700,913)	27,334,628
Net decrease in net assets resulting from operations	(11,857,041)	(10,746,415)	(2,473,936)	(3,018,545)	(173,787,700)	76,565,110
Undistributed net investment income (loss) included in the price of units issued and redeemed	1,791	(100,942)	27,907	6,671	37,298	47,462
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(144,766)	(173,173)	—	—	(45,312)	—
Return of capital	—	(655,987)	—	—	—	—
Total distributions to shareholders	(144,766)	(829,160)	—	—	(45,312)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	30,151,855	107,963,303	4,950,167	18,413,457	188,834,305	351,285,457
Value of shares repurchased	(34,369,604)	(96,769,925)	(9,405,080)	(21,240,566)	(208,464,224)	(320,367,537)
Net income equalization	(1,791)	100,942	(27,907)	(6,671)	(37,298)	(47,462)
Net increase (decrease) in net assets resulting from shares transactions	(4,219,540)	11,294,320	(4,482,820)	(2,833,780)	(19,667,217)	30,870,458
Increase (Decrease) in Net Assets	(16,219,556)	(382,197)	(6,928,849)	(5,845,654)	(193,462,931)	107,483,030
NET ASSETS:
Beginning of period	30,923,178	31,305,375	12,831,382	18,677,036	379,938,992	272,455,962
End of period	$14,703,622	$30,923,178	$5,902,533	$12,831,382	$186,476,061	$379,938,992
Undistributed net investment income (loss) at end of period	$(73,817)	$—	$848	$—	$181,214	$45,350
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,500,000	6,900,000	300,000	1,000,000	6,800,000	13,500,000
Shares repurchased	(2,900,000)	(6,500,000)	(600,000)	(1,200,000)	(7,200,000)	(12,500,000)
Shares outstanding, beginning of period	2,300,000	1,900,000	800,000	1,000,000	13,000,000	12,000,000
Shares outstanding, end of period	1,900,000	2,300,000	500,000	800,000	12,600,000	13,000,000

35

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Pharmaceuticals Portfolio		PowerShares Dynamic Retail Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$428,919	$542,778	$21,512	$31,361
Net realized gain (loss) on investments	4,671,540	2,377,913	(2,803,124)	(2,691,592)
Net change in unrealized appreciation (depreciation) on investments	(21,127,159)	(17,014,573)	(2,359,853)	(644,652)
Net decrease in net assets resulting from operations	(16,026,700)	(14,093,882)	(5,141,465)	(3,304,883)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(517)	(52,293)	(3,128)	(60,052)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(570,429)	(339,784)	—	(53,516)
Return of capital	—	—	—	(28,135)
Total distributions to shareholders	(570,429)	(339,784)	—	(81,651)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	69,827,621	114,128,748	44,256,938	41,315,136
Value of shares repurchased	(31,368,892)	(75,425,400)	(44,626,376)	(47,566,973)
Net income equalization	517	52,293	3,128	60,052
Net increase (decrease) in net assets resulting from shares transactions	38,459,246	38,755,641	(366,310)	(6,191,785)
Increase (Decrease) in Net Assets	21,861,600	24,269,682	(5,510,903)	(9,638,371)
NET ASSETS:
Beginning of period	106,614,973	82,345,291	14,390,875	24,029,246
End of period	$128,476,573	$106,614,973	$8,879,972	$14,390,875
Undistributed net investment income (loss) at end of period	$60,967	$202,994	$18,384	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,900,000	6,100,000	2,800,000	2,400,000
Shares repurchased	(1,800,000)	(4,100,000)	(3,000,000)	(2,700,000)
Shares outstanding, beginning of period	6,200,000	4,200,000	900,000	1,200,000
Shares outstanding, end of period	8,300,000	6,200,000	700,000	900,000

See Notes to Financial Statements.

36

	PowerShares Dynamic Semiconductors Portfolio		PowerShares Dynamic Software Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$58,020	$(50,780)	$(69,281)	$(281,115)
Net realized gain (loss) on investments	(11,516,272)	(5,221,652)	(14,720)	(348,591)
Net change in unrealized appreciation (depreciation) on investments	(11,513,477)	(17,046,491)	(6,649,071)	(7,898,477)
Net decrease in net assets resulting from operations	(22,971,729)	(22,318,923)	(6,733,072)	(8,528,183)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(17,360)	124,852	14,715	139,588
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	25,357,480	199,521,339	11,056,806	59,042,633
Value of shares repurchased	(42,780,807)	(264,032,209)	(14,783,649)	(86,828,275)
Net income equalization	17,360	(124,852)	(14,715)	(139,588)
Net increase (decrease) in net assets resulting from shares transactions	(17,405,967)	(64,635,722)	(3,741,558)	(27,925,230)
Increase (Decrease) in Net Assets	(40,395,056)	(86,829,793)	(10,459,915)	(36,313,825)
NET ASSETS:
Beginning of period	75,056,214	161,886,007	35,055,429	71,369,254
End of period	$34,661,158	$75,056,214	$24,595,514	$35,055,429
Undistributed net investment income (loss) at end of period	$40,660	$—	$(54,566)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,600,000	11,100,000	600,000	3,000,000
Shares repurchased	(2,900,000)	(15,000,000)	(800,000)	(4,500,000)
Shares outstanding, beginning of period	4,600,000	8,500,000	2,000,000	3,500,000
Shares outstanding, end of period	3,300,000	4,600,000	1,800,000	2,000,000

37

Financial Highlights

PowerShares Dynamic Banking Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.57	$23.68	$25.17
Net investment income**	0.28	0.52	0.22
Net realized and unrealized loss on investments	(0.65)	(4.22)	(1.49)
Total from operations	(0.37)	(3.70)	(1.27)
Distributions to shareholders from:
Net investment income	(0.32)	(0.41)	(0.22)
Net asset value at end of period	$18.88	$19.57	$23.68
Share price at end of period***	$18.94
NET ASSET VALUE, TOTAL RETURN:****	(1.83)%	(15.80)%	(5.08)%
SHARE PRICE TOTAL RETURN****	(1.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$143,523	$107,648	$4,736
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.66%	0.76%†
Expenses, prior to Waivers and/or Recapture	0.69%†	0.78%	1.88%†
Net investment income, after Waivers and/or Recapture	2.94%†	2.71%	1.58%†
Portfolio turnover rate ††	40%	111%	57%
Undistributed net investment loss included in price of units issued and redeemed**#	$0.02	$(0.05)	$(0.06)

PowerShares Dynamic Biotechnology & Genome Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period June 23, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.77	$19.30	$17.24	$14.71
Net investment loss**	(0.05)	(0.11)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	(2.99)	(1.42)	2.16	2.61
Total from operations	(3.04)	(1.53)	2.06	2.53
Net asset value at end of period	$14.73	$17.77	$19.30	$17.24
Share price at end of period***	$14.72
NET ASSET VALUE, TOTAL RETURN:****	(17.11)%	(7.93)%	11.95%	17.20%
SHARE PRICE TOTAL RETURN****	(17.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$184,101	$199,000	$258,616	$250,021
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.64	%†
Expenses, prior to Waivers and/or Recapture	0.62%†	0.62%	0.66%	0.67	%†
Net investment loss, after Waivers and/or Recapture	(0.54)%†	(0.57)%	(0.56)%	(0.55	)%†
Portfolio turnover rate ††	45%	91%	82%	49%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.01	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

38

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period October 26, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.25	$18.70	$18.15	$15.26
Net investment income (loss)**	(0.01)	0.02	0.02	—	(a)
Net realized and unrealized gain (loss) on investments	(6.59)	(1.45)	0.53	2.90
Total from operations	(6.60)	(1.43)	0.55	2.90
Distributions to shareholders from:
Net investment income	(0.02)	(0.02)	— (a)	(0.01)
Net asset value at end of period	$10.63	$17.25	$18.70	$18.15
Share price at end of period***	$10.66
NET ASSET VALUE, TOTAL RETURN:****	(38.30)%	(7.66)%	3.06%	18.99%
SHARE PRICE TOTAL RETURN****	(38.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,819	$15,523	$18,699	$25,406
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.67	%†
Expenses, prior to Waivers and/or Recapture	1.19%†	1.18%	1.65%	0.80	%†
Net investment income (loss), after Waivers and/or Recapture	(0.09)%†	0.09%	0.15%	—	†(a)
Portfolio turnover rate ††	26%	75%	59%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$(0.02)	$0.01	—

PowerShares Dynamic Energy Exploration & Production Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period October 26, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.69	$21.29	$18.63	$16.03
Net investment income**	0.02	0.05	0.09	—	(a)
Net realized and unrealized gain (loss) on investments	(10.64)	5.41	2.63	2.62
Total from operations	(10.62)	5.46	2.72	2.62
Distributions to shareholders from:
Net investment income	(0.03)	(0.06)	(0.06)	(0.02)
Tax return of capital	—	— (a)	—	—
Total distributions	(0.03)	(0.06)	(0.06)	(0.02)
Net asset value at end of period	$16.04	$26.69	$21.29	$18.63
Share price at end of period***	$16.01
NET ASSET VALUE, TOTAL RETURN:****	(39.85)%	25.69%	14.66%	16.33%
SHARE PRICE TOTAL RETURN****	(39.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$73,795	$138,802	$123,488	$111,795
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.66	%†
Expenses, prior to Waivers and/or Recapture	0.67%†	0.65%	0.74%	0.75	%†
Net investment income (loss), after Waivers and/or Recapture	0.13%†	0.23%	0.47%	(0.01	)%†
Portfolio turnover rate ††	30%	39%	59%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$— (a)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005 or 0.005%.

See Notes to Financial Statements.

39

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period June 23, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.73	$17.53	$15.17	$14.85
Net investment income**	0.15	0.18	0.39	0.11
Net realized and unrealized gain (loss) on investments	(3.47)	(0.42)	2.14	0.30
Total from operations	(3.32)	(0.24)	2.53	0.41
Distributions to shareholders from:
Net investment income	(0.07)	(0.40)	(0.17)	(0.09)
Return of capital	—	(0.16)	—	—
Total distributions	(0.07)	(0.56)	(0.17)	(0.09)
Net asset value at end of period	$13.34	$16.73	$17.53	$15.17
Share price at end of period***	$13.36
NET ASSET VALUE, TOTAL RETURN:****	(19.91)%	(1.40)%	16.79%	2.78%
SHARE PRICE TOTAL RETURN****	(19.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$70,708	$87,013	$33,314	$24,270
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.64%	0.69%†
Expenses, prior to Waivers and/or Recapture	0.71%†	0.88%	1.15%	1.07%†
Net investment income, after Waivers and/or Recapture	1.89%†	1.11%	2.42%	0.91%†
Portfolio turnover rate ††	32%	64%	50%	72%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$0.07	$0.02	—

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period December 6, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.93	$17.89	$16.76	$15.30
Net investment loss**	(0.01)	(0.06)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(5.32)	(2.56)	1.21	1.49
Total from operations	(5.33)	(2.62)	1.13	1.46
Distributions to shareholders from:
Return of capital	—	(0.34)	—	—
Net asset value at end of period	$9.60	$14.93	$17.89	$16.76
Share price at end of period***	$9.61
NET ASSET VALUE, TOTAL RETURN:****	(35.70)%	(15.00)%	6.74%	9.54%
SHARE PRICE TOTAL RETURN****	(35.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,838	$5,971	$12,520	$16,764
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.72%	0.68	%†
Expenses, prior to Waivers and/or Recapture	2.63%†	1.47%	1.96%	1.03	%†
Net investment loss, after Waivers and/or Recapture	(0.09)%†	(0.32)%	(0.48)%	(0.48	)%†
Portfolio turnover rate ††	54%	43%	52%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.07)	$0.02	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

40

Financial Highlights (Continued)

PowerShares Dynamic Healthcare Services Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.35	$28.04	$24.88
Net investment loss**	(0.05)	(0.16)	(0.08)
Net realized and unrealized gain (loss) on investments	(5.87)	(4.53)	3.24
Total from operations	(5.92)	(4.69)	3.16
Net asset value at end of period	$17.43	$23.35	$28.04
Share price at end of period***	$17.43
NET ASSET VALUE, TOTAL RETURN:****	(25.35)%	(16.73)%	12.70%
SHARE PRICE TOTAL RETURN****	(25.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,169	$28,026	$28,041
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.67%	0.70%†
Expenses, prior to Waivers and/or Recapture	1.03%†	0.80%	1.20%†
Net investment loss, after Waivers and/or Recapture	(0.43)%†	(0.54)%	(0.56)%†
Portfolio turnover rate ††	38%	63%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.04	$(0.04)

PowerShares Dynamic Insurance Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,			For the Period October 26, 2005* Through
	(Unaudited)	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.20	$18.84		$17.31	$15.44
Net investment income**	0.07	0.27	†††	0.15	0.07
Net realized and unrealized gain (loss) on investments	(2.82)	(2.61)		1.51	1.86
Total from operations	(2.75)	(2.34)		1.66	1.93
Distributions to shareholders from:
Net investment income	(0.07)	(0.30)		(0.13)	(0.06)
Net asset value at end of period	$13.38	$16.20		$18.84	$17.31
Share price at end of period***	$13.40
NET ASSET VALUE, TOTAL RETURN:****	(17.06)%	(12.56)%		9.62%	12.54%
SHARE PRICE TOTAL RETURN****	(16.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$30,781	$34,012		$58,401	$31,164
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%		0.63%	0.68	%†
Expenses, prior to Waivers and/or Recapture	0.98%†	0.82%		0.96%	0.87	%†
Net investment income, after Waivers and/or Recapture	0.89%†	1.54	%†††	0.87%	0.81	%†
Portfolio turnover rate ††	27%	82%		40%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.03)		$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

41

Financial Highlights (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period June 23, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.11	$18.32	$16.29	$14.77
Net investment income**	0.06	0.12	0.07	0.03
Net realized and unrealized gain (loss) on investments	(5.75)	(2.75)	2.05	1.51
Total from operations	(5.69)	(2.63)	2.12	1.54
Distributions to shareholders from:
Net investment income	(0.06)	(0.19)	(0.08)	(0.02)
Return of capital	—	(0.39)	(0.01)	—
Total distributions	(0.06)	(0.58)	(0.09)	(0.02)
Net asset value at end of period	$9.36	$15.11	$18.32	$16.29
Share price at end of period***	$9.37
NET ASSET VALUE, TOTAL RETURN:****	(37.79)%	(14.58)%	13.02%	10.41%
SHARE PRICE TOTAL RETURN****	(37.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,298	$15,115	$49,472	$27,701
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.64%	0.68%†
Expenses, prior to Waivers and/or Recapture	1.45%†	0.95%	1.07%	1.03%†
Net investment income, after Waivers and/or Recapture	0.97%†	0.70%	0.42%	0.22%†
Portfolio turnover rate ††	23%	58%	35%	48%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.16)	$0.01	—

PowerShares Dynamic Media Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period June 23, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.44	$16.48	$14.44	$14.93
Net investment income**	0.03	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments	(5.67)	(2.82)	2.04	(0.49)
Total from operations	(5.64)	(2.76)	2.08	(0.47)
Distributions to shareholders from:
Net investment income	(0.06)	(0.06)	(0.04)	(0.02)
Return of capital	—	(0.22)	—	—
Total distributions	(0.06)	(0.28)	(0.04)	(0.02)
Net asset value at end of period	$7.74	$13.44	$16.48	$14.44
Share price at end of period***	$7.75
NET ASSET VALUE, TOTAL RETURN:****	(42.11)%	(16.91)%	14.42%	(3.15)%
SHARE PRICE TOTAL RETURN****	(42.12)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,704	$30,923	$31,305	$24,543
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.64%	0.68%†
Expenses, prior to Waivers and/or Recapture	1.01%†	0.85%	1.24%	1.04%†
Net investment income, after Waivers and/or Recapture	0.51%†	0.36%	0.25%	0.19%†
Portfolio turnover rate ††	37%	62%	43%	68%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.04)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

42

Financial Highlights (Continued)

PowerShares Dynamic Networking Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period June 23, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.04	$18.68	$17.38	$14.96
Net investment loss**	(0.04)	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	(4.19)	(2.55)	1.39	2.50
Total from operations	(4.23)	(2.64)	1.30	2.42
Net asset value at end of period	$11.81	$16.04	$18.68	$17.38
Share price at end of period***	$11.80
NET ASSET VALUE, TOTAL RETURN:****	(26.37)%	(14.13)%	7.48%	16.18%
SHARE PRICE TOTAL RETURN****	(26.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,903	$12,831	$18,677	$27,806
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.64%	0.68	%†
Expenses, prior to Waivers and/or Recapture	1.69%†	1.25%	1.24%	1.03	%†
Net investment loss, after Waivers and/or Recapture	(0.51)%†	(0.51)%	(0.54)%	(0.59	)%†
Portfolio turnover rate ††	11%	17%	62%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04	$0.01	$0.03	—

PowerShares Dynamic Oil & Gas Services Portfolio

	Six Months Ended October 31, 2008		Year Ended April 30,		For the Period October 26, 2005* Through
	(Unaudited)		2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.23		$22.70	$21.41	$16.43
Net investment income (loss)**	0.01		(0.02)	— (a)	(0.01)
Net realized and unrealized gain (loss) on investments	(14.44)		6.55	1.29	4.99
Total from operations	(14.43)		6.53	1.29	4.98
Distributions to shareholders from:
Net investment income	—	(a)	—	—	—
Net asset value at end of period	$14.80		$29.23	$22.70	$21.41
Share price at end of period***	$14.74
NET ASSET VALUE, TOTAL RETURN:****	(49.36)%		28.77%	6.03%	30.31%
SHARE PRICE TOTAL RETURN****	(49.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$186,476		$379,939	$272,456	$336,132
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63	%†	0.62%	0.63%	0.64	%†
Expenses, prior to Waivers and/or Recapture	0.62	%†	0.60%	0.65%	0.67	%†
Net investment income (loss), after Waivers and/or Recapture	0.09	%†	(0.06)%	0.02%	(0.10	)%†
Portfolio turnover rate ††	21%		67%	76%	10%
Undistributed net investment income included in price of units issued and redeemed**#	$—	(a)	$— (a)	$— (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

43

Financial Highlights (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period June 23, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.20	$19.61	$16.54	$14.84
Net investment income**	0.06	0.10	0.08	0.06
Net realized and unrealized gain (loss) on investments	(1.70)	(2.45)	3.08	1.68
Total from operations	(1.64)	(2.35)	3.16	1.74
Distributions to shareholders from:
Net investment income	(0.08)	(0.06)	(0.08)	(0.04)
Return of capital	—	—	(0.01)	—
Total distributions	(0.08)	(0.06)	(0.09)	(0.04)
Net asset value at end of period	$15.48	$17.20	$19.61	$16.54
Share price at end of period***	$15.53
NET ASSET VALUE, TOTAL RETURN:****	(9.56)%	(11.99)%	19.20%	11.74%
SHARE PRICE TOTAL RETURN****	(9.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$128,477	$106,615	$82,345	$66,157
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.66%†
Expenses, prior to Waivers and/or Recapture	0.66%†	0.69%	0.80%	0.88%†
Net investment income, after Waivers and/or Recapture	0.68%†	0.52%	0.43%	0.42%†
Portfolio turnover rate ††	21%	45%	29%	29%
Undistributed net investment loss included in price of units issued and redeemed**#	$— (a)	$(0.01)	$(0.01)	—

PowerShares Dynamic Retail Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period October 26, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.99	$20.02	$18.29	$15.13
Net investment income**	0.02	0.04	0.07	0.01
Net realized and unrealized gain (loss) on investments	(3.32)	(3.92)	1.71	3.16
Total from operations	(3.30)	(3.88)	1.78	3.17
Distributions to shareholders from:
Net investment income	—	(0.10)	(0.05)	(0.01)
Return of capital	—	(0.05)	—	—
Total distributions	—	(0.15)	(0.05)	(0.01)
Net asset value at end of period	$12.69	$15.99	$20.02	$18.29
Share price at end of period***	$12.70
NET ASSET VALUE, TOTAL RETURN:****	(20.64)%	(19.41)%	9.72%	20.98%
SHARE PRICE TOTAL RETURN****	(20.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,880	$14,391	$24,029	$23,783
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.64%	0.70%†
Expenses, prior to Waivers and/or Recapture	1.17%†	1.46%	1.41%	0.97%†
Net investment income, after Waivers and/or Recapture	0.22%†	0.22%	0.35%	0.17%†
Portfolio turnover rate ††	28%	198%	73%	11%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.07)	$— (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

44

Financial Highlights (Continued)

PowerShares Dynamic Semiconductors Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period June 23, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.32	$19.05	$20.18	$14.93
Net investment income (loss)**	0.01	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(5.83)	(2.72)	(1.09)	5.30
Total from operations	(5.82)	(2.73)	(1.13)	5.25
Net asset value at end of period	$10.50	$16.32	$19.05	$20.18
Share price at end of period***	$10.52
NET ASSET VALUE, TOTAL RETURN:****	(35.66)%	(14.33)%	(5.60)%	35.16%
SHARE PRICE TOTAL RETURN****	(35.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$34,661	$75,056	$161,886	$106,929
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.65	%†
Expenses, prior to Waivers and/or Recapture	0.76%†	0.67%	0.78%	0.75	%†
Net investment income (loss), after Waivers and/or Recapture	0.18%†	(0.04)%	(0.23)%	(0.33	)%†
Portfolio turnover rate ††	34%	56%	51%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$0.02	$(0.01)	—

PowerShares Dynamic Software Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period June 23, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.53	$20.39	$18.44	$14.98
Net investment loss**	(0.04)	(0.10)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	(3.83)	(2.76)	2.05	3.54
Total from operations	(3.87)	(2.86)	1.95	3.46
Net asset value at end of period	$13.66	$17.53	$20.39	$18.44
Share price at end of period***	$13.68
NET ASSET VALUE, TOTAL RETURN:****	(22.08)%	(14.03)%	10.57%	23.10%
SHARE PRICE TOTAL RETURN****	(22.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,596	$35,055	$71,369	$49,799
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.67	%†
Expenses, prior to Waivers and/or Recapture	0.94%†	0.78%	0.83%	0.91	%†
Net investment loss, after Waivers and/or Recapture	(0.44)%†	(0.49)%	(0.51)%	(0.53	)%†
Portfolio turnover rate ††	28%	64%	59%	75%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.05	$— (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

45

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offered seventy-five portfolios. This report includes the following portfolios:

PowerShares Dynamic Banking Portfolio	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology & Genome Portfolio	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building & Construction Portfolio	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration & Production Portfolio	"Dynamic Energy Exploration & Production Portfolio"

PowerShares Dynamic Food & Beverage Portfolio	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Hardware & Consumer Electronics Portfolio	"Dynamic Hardware & Consumer Electronics Portfolio"

PowerShares Dynamic Healthcare Services Portfolio	"Dynamic Healthcare Services Portfolio"

PowerShares Dynamic Insurance Portfolio	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and Entertainment Portfolio	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio	"Dynamic Software Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the New York Stock Exchange Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units Shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Fund	Index
Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Hardware & Consumer Electronics Portfolio	Dynamic Hardware & Consumer Electronics IntellidexSM Index

Dynamic Healthcare Services Portfolio	Dynamic Healthcare Services IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

The Funds may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "Waivers and/or Recapture".

During the six months ended October 31, 2008, the amount of Waivers and/or Recapture was as follows:

(Waivers) and/or Recapture
Dynamic Banking Portfolio	$(23,272)
Dynamic Biotechnology & Genome Portfolio	10,327
Dynamic Building & Construction Portfolio	(52,372)
Dynamic Energy Exploration & Production Portfolio	(23,501)
Dynamic Food & Beverage Portfolio	(32,969)
Dynamic Hardware & Consumer Electronics Portfolio	(57,324)
Dynamic Healthcare Services Portfolio	(50,662)
Dynamic Insurance Portfolio	(50,315)
Dynamic Leisure and Entertainment Portfolio	(55,024)
Dynamic Media Portfolio	(50,931)
Dynamic Networking Portfolio	(56,047)

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

(Waivers) and/or Recapture
Dynamic Oil & Gas Services Portfolio	$18,340
Dynamic Pharmaceuticals Portfolio	(18,267)
Dynamic Retail Portfolio	(52,191)
Dynamic Semiconductors Portfolio	(41,139)
Dynamic Software Portfolio	(49,483)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2008 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amount	04/30/09	04/30/10	04/30/11	10/31/11
Dynamic Banking Portfolio	$147,056	$—	$48,511	$74,803	$23,742
Dynamic Biotechnology & Genome Portfolio	97,245	—	71,373	23,889	1,983
Dynamic Building & Construction Portfolio	350,520	26,551	153,869	117,728	52,372
Dynamic Energy Exploration & Production Portfolio	200,008	25,668	117,014	33,825	23,501
Dynamic Food & Beverage Portfolio	352,281	65,833	147,423	106,056	32,969
Dynamic Hardware & Consumer Electronics Portfolio	357,136	32,253	151,713	115,846	57,324
Dynamic Healthcare Services Portfolio	166,277	—	41,828	73,787	50,662
Dynamic Insurance Portfolio	314,690	29,018	140,805	94,552	50,315
Dynamic Leisure and Entertainment Portfolio	373,094	62,511	146,252	109,307	55,024
Dynamic Media Portfolio	364,480	64,545	149,640	99,364	50,931
Dynamic Networking Portfolio	388,586	64,994	148,592	118,953	56,047
Dynamic Oil & Gas Services Portfolio	5,876	—	—	—	5,876
Dynamic Pharmaceuticals Portfolio	274,150	61,918	131,335	62,630	18,267
Dynamic Retail Portfolio	357,768	33,950	152,165	119,462	52,191
Dynamic Semiconductors Portfolio	278,299	55,551	126,497	55,112	41,139
Dynamic Software Portfolio	337,651	63,270	132,710	92,188	49,483

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into a licensing agreement for each Fund with the American Stock Exchange ("Licensor").

The index name trademark is owned by the respective Licensor. This trademark has been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Supplemental Information

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level.

Level 1 – Quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Banking Portfolio	$143,724,813	$—	$—	$143,724,813
Dynamic Biotechnology & Genome Portfolio	184,295,479	—	—	184,295,479
Dynamic Building & Construction Portfolio	13,844,711	—	—	13,844,711
Dynamic Energy Exploration & Production Portfolio	73,792,036	—	—	73,792,036
Dynamic Food & Beverage Portfolio	70,811,396	—	—	70,811,396
Dynamic Hardware & Consumer Electronics Portfolio	3,835,617	—	—	3,835,617

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Healthcare Services Portfolio	$19,187,985	$—	$—	$19,187,985
Dynamic Insurance Portfolio	30,747,964	—	—	30,747,964
Dynamic Leisure and Entertainment Portfolio	10,459,565	—	—	10,459,565
Dynamic Media Portfolio	14,833,313	—	—	14,833,313
Dynamic Networking Portfolio	5,920,925	—	—	5,920,925
Dynamic Oil & Gas Services Portfolio	186,262,773	—	—	186,262,773
Dynamic Pharmaceuticals Portfolio	128,499,418	—	—	128,499,418
Dynamic Retail Portfolio	9,032,245	—	—	9,032,245
Dynamic Semiconductors Portfolio	34,687,957	—	—	34,687,957
Dynamic Software Portfolio	24,617,544	—	—	24,617,544

Note 5. Federal Income Taxes

At October 31, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year were as follows:

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Dynamic Banking Portfolio	$152,359,007	$(8,634,194)	$2,438,300	$(11,072,494)
Dynamic Biotechnology & Genome Portfolio	235,397,409	(51,101,930)	6,457,253	(57,559,183)
Dynamic Building & Construction Portfolio	22,877,872	(9,033,161)	—	(9,033,161)
Dynamic Energy Exploration & Production Portfolio	110,180,886	(36,388,850)	194,904	(36,583,754)
Dynamic Food & Beverage Portfolio	83,951,529	(13,140,133)	1,060,772	(14,200,905)
Dynamic Hardware & Consumer Electronics Portfolio	6,363,807	(2,528,190)	—	(2,528,190)
Dynamic Healthcare Services Portfolio	28,864,071	(9,676,086)	31,784	(9,707,870)
Dynamic Insurance Portfolio	37,545,613	(6,797,649)	295,034	(7,092,683)
Dynamic Leisure and Entertainment Portfolio	16,411,461	(5,951,896)	—	(5,951,896)
Dynamic Media Portfolio	25,860,685	(11,027,372)	—	(11,027,372)
Dynamic Networking Portfolio	9,080,600	(3,159,675)	53,863	(3,213,538)
Dynamic Oil & Gas Services Portfolio	323,362,882	(137,100,109)	—	(137,100,109)
Dynamic Pharmaceuticals Portfolio	161,046,154	(32,546,736)	1,646,423	(34,193,159)
Dynamic Retail Portfolio	11,342,721	(2,310,476)	54,443	(2,364,919)
Dynamic Semiconductors Portfolio	55,640,361	(20,952,404)	—	(20,952,404)
Dynamic Software Portfolio	32,269,373	(7,651,829)	184,134	(7,835,963)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Fund's fiscal year end.

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 6. Investment Transactions

For the six months ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$48,407,840	$48,606,499
Dynamic Biotechnology & Genome Portfolio	99,465,872	103,239,598
Dynamic Building & Construction Portfolio	4,762,171	4,899,619
Dynamic Energy Exploration & Production Portfolio	38,065,681	36,794,815
Dynamic Food & Beverage Portfolio	25,657,887	26,145,142
Dynamic Hardware & Consumer Electronics Portfolio	2,992,988	3,531,511
Dynamic Healthcare Services Portfolio	10,735,323	10,098,148
Dynamic Insurance Portfolio	8,159,475	8,024,078
Dynamic Leisure and Entertainment Portfolio	3,171,663	3,428,026
Dynamic Media Portfolio	10,399,945	9,927,070
Dynamic Networking Portfolio	1,285,458	1,166,727
Dynamic Oil & Gas Services Portfolio	78,757,534	70,057,573
Dynamic Pharmaceuticals Portfolio	27,944,512	26,965,010
Dynamic Retail Portfolio	5,461,841	5,575,832
Dynamic Semiconductors Portfolio	21,265,507	22,914,312
Dynamic Software Portfolio	8,952,489	9,159,156

For the six months ended October 31, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Dynamic Banking Portfolio	$119,892,287	$74,424,608
Dynamic Biotechnology & Genome Portfolio	149,620,375	115,796,415
Dynamic Building & Construction Portfolio	20,968,366	13,214,076
Dynamic Energy Exploration & Production Portfolio	76,868,998	89,424,854
Dynamic Food & Beverage Portfolio	37,219,873	34,874,041
Dynamic Hardware & Consumer Electronics Portfolio	2,605,342	2,047,619
Dynamic Healthcare Services Portfolio	21,363,758	23,248,368
Dynamic Insurance Portfolio	25,627,539	22,876,496
Dynamic Leisure and Entertainment Portfolio	24,370,570	23,857,694
Dynamic Media Portfolio	30,121,944	34,874,923
Dynamic Networking Portfolio	3,110,155	7,703,861
Dynamic Oil & Gas Services Portfolio	183,652,631	211,665,689
Dynamic Pharmaceuticals Portfolio	69,090,595	31,745,094
Dynamic Retail Portfolio	40,759,023	40,985,612
Dynamic Semiconductors Portfolio	27,507,563	43,169,167
Dynamic Software Portfolio	12,880,906	16,387,706

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

55

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Indexed-based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-7

2008 Semi-Annual Report to Shareholders

October 31, 2008

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Fundamental Indices Portfolios

Schedules of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio	6

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	8

PowerShares FTSE RAFI Consumer Services Sector Portfolio	11

PowerShares FTSE RAFI Energy Sector Portfolio	14

PowerShares FTSE RAFI Financials Sector Portfolio	16

PowerShares FTSE RAFI Health Care Sector Portfolio	21

PowerShares FTSE RAFI Industrials Sector Portfolio	23

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	27

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	30

PowerShares FTSE RAFI Utilities Sector Portfolio	45

Statements of Assets and Liabilities	48

Statements of Operations	50

Statements of Changes in Net Assets	52

Financial Highlights	56

Notes to Financial Statements	61

Board Considerations Regarding Approval of Investment Advisory Agreement	70

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2008

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PRFM	PowerShares FTSE RAFI Basic Materials Sector Portfolio	9/20/06	534	220	1	3	1	1	1
PRFG	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	9/20/06	534	226	11	2	3	0	0
PRFS	PowerShares FTSE RAFI Consumer Services Sector Portfolio	9/20/06	534	220	7	3	0	0	0
PRFE	PowerShares FTSE RAFI Energy Sector Portfolio	9/20/06	534	221	11	2	1	0	0
PRFF	PowerShares FTSE RAFI Financials Sector Portfolio	9/20/06	534	229	16	5	2	1	2
PRFH	PowerShares FTSE RAFI Health Care Sector Portfolio	9/20/06	534	248	11	2	2	1	0
PRFN	PowerShares FTSE RAFI Industrials Sector Portfolio	9/20/06	534	228	10	3	1	0	0
PRFQ	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	9/20/06	534	229	9	6	2	0	0
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	9/20/06	534	229	10	1	0	2	1
PRFU	PowerShares FTSE RAFI Utilities Sector Portfolio	9/20/06	534	209	9	4	1	0	1

2

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PRFM	302	4	1	0	0	0
PRFG	282	7	3	0	0	0
PRFS	302	2	0	0	0	0
PRFE	281	15	3	0	0	0
PRFF	263	13	1	0	1	1
PRFH	265	3	2	0	0	0
PRFN	289	3	0	0	0	0
PRFQ	282	5	1	0	0	0
PRFZ	277	13	1	0	0	0
PRFU	307	2	1	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI Basic Materials Sector Portfolio Actual	$1,000.00	$576.53	0.70%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares FTSE RAFI Consumer Goods Sector Portfolio Actual	$1,000.00	$705.76	0.70%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares FTSE RAFI Consumer Services Sector Portfolio Actual	$1,000.00	$725.31	0.70%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares FTSE RAFI Energy Sector Portfolio Actual	$1,000.00	$648.35	0.70%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI Financials Sector Portfolio Actual	$1,000.00	$595.91	0.70%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares FTSE RAFI Health Care Sector Portfolio Actual	$1,000.00	$854.32	0.70%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares FTSE RAFI Industrials Sector Portfolio Actual	$1,000.00	$651.22	0.70%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio Actual	$1,000.00	$708.79	0.70%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio Actual	$1,000.00	$708.44	0.70%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares FTSE RAFI Utilities Sector Portfolio Actual	$1,000.00	$779.85	0.70%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

5

Portfolio Composition

PowerShares FTSE RAFI Basic Materials Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Chemicals - Diversified	44.5
Chemicals - Specialty	12.2
Industrial Gases	8.8
Paper & Related Products	7.5
Steel - Producers	7.2
Metal - Aluminum	4.4
Coal	3.1
Gold Mining	2.6
Coatings/Paint	2.3
Office Supplies & Forms	2.0
Metal Processors & Fabricate	1.6
Metal - Diversified	1.4
Metal - Copper	0.8
Agricultural Chemicals	0.5
Non-Ferrous Metals	0.5
Steel - Specialty	0.5
Money Market Fund	5.3
Other	(5.2)

Schedule of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Agricultural Chemicals—0.5%
489	Mosaic (The) Co.	$19,271
	Chemicals - Diversified—44.5%
1,712	Celanese Corp., Series A	23,728
24,656	Dow Chemical (The) Co.	657,576
16,446	E.I. du Pont de Nemours & Co.	526,272
670	FMC Corp.	29,172
5,097	Huntsman Corp.	51,480
2,027	Olin Corp.	36,810
3,711	PPG Industries, Inc.	183,991
1,223	Rockwood Holdings, Inc.*	15,104
2,452	Rohm & Haas Co.	172,498
652	Westlake Chemical Corp.	11,886
		1,708,517
	Chemicals - Specialty—12.2%
662	Albemarle Corp.	16,120
3,447	Ashland, Inc.	77,867
1,646	Cabot Corp.	43,537
6,386	Chemtura Corp.	11,048
728	Cytec Industries, Inc.	20,617
1,820	Eastman Chemical Co.	73,509
2,010	Ecolab, Inc.	74,892
1,934	Hercules, Inc.	32,511
1,091	International Flavors & Fragrances, Inc.	34,781

Number of Shares		Value
	Common Stocks (Continued)
1,122	Lubrizol (The) Corp.	$42,165
867	Sigma-Aldrich Corp.	38,027
347	Valhi, Inc.	4,969
		470,043
	Coal—3.1%
789	Arch Coal, Inc.	16,892
725	Consol Energy, Inc.	22,758
727	Foundation Coal Holdings, Inc.	15,093
850	Massey Energy Co.	19,627
1,347	Peabody Energy Corp.	46,484
		120,854
	Coatings/Paint—2.3%
3,026	RPM International, Inc.	42,969
2,286	Valspar (The) Corp.	46,749
		89,718
	Gold Mining—2.6%
3,824	Newmont Mining Corp.	100,724
	Industrial Gases—8.8%
2,565	Air Products & Chemicals, Inc.	149,103
653	Airgas, Inc.	25,049
2,521	Praxair, Inc.	164,244
		338,396

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares FTSE RAFI Basic Materials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Metal - Aluminum—4.4%
14,598	Alcoa, Inc.	$168,023
	Metal - Copper—0.8%
2,007	Southern Copper Corp.	29,222
	Metal - Diversified—1.4%
1,823	Freeport-McMoRan Copper & Gold, Inc., Class B	53,049
	Metal Processors & Fabricate—1.6%
2,360	Commercial Metals Co.	26,196
2,793	Worthington Industries, Inc.	33,712
		59,908
	Non-Ferrous Metals—0.5%
5,183	USEC, Inc.*	21,406
	Office Supplies & Forms—2.0%
2,246	Avery Dennison Corp.	78,655
	Paper & Related Products—7.5%
4,614	AbitibiBowater, Inc.*	8,997
11,139	Domtar Corp.*	27,625
14,565	International Paper Co.	250,809
		287,431
	Steel - Producers—7.2%
1,176	AK Steel Holding Corp.	16,370
453	Carpenter Technology Corp.	8,199
3,840	Nucor Corp.	155,559
907	Reliance Steel & Aluminum Co.	22,711
1,197	Steel Dynamics, Inc.	14,268
1,601	United States Steel Corp.	59,045
		276,152
	Steel - Specialty—0.5%
679	Allegheny Technologies, Inc.	18,021
	Total Common Stocks (Cost $7,662,929)	3,839,390
	Money Market Fund—5.3%
202,527	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $202,527)	202,527
	Total Investments (Cost $7,865,456)—105.2%	4,041,917
	Liabilities in excess of other assets—(5.2%)	(199,092)
	Net Assets—100.0%	$3,842,825

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Agriculture	19.3
Food	18.5
Cosmetics/Personal Care	15.8
Beverages	15.4
Auto Manufacturers	5.9
Home Builders	5.6
Household Products/Wares	3.7
Auto Parts & Equipment	2.8
Apparel	2.5
Miscellaneous Manufacturing	1.3
Chemicals	0.9
Distribution/Wholesale	0.9
Toys/Games/Hobbies	0.9
Hand/Machine Tools	0.8
Home Furnishings	0.8
Leisure Time	0.8
Retail	0.6
Housewares	0.6
Software	0.5
Textiles	0.5
Office Furnishings	0.3
Electrical Components & Equipment	0.2
Machinery - Diversified	0.2
Electronics	0.1
Pharmaceuticals	0.1
Money Market Fund	4.2
Other	(3.2)

Schedule of Investments

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.0%
	Agriculture—19.3%
7,821	Altria Group, Inc.	$150,085
1,970	Archer-Daniels-Midland Co.	40,838
403	Bunge Ltd.	15,479
405	Lorillard, Inc.	26,673
7,827	Philip Morris International, Inc.*	340,241
672	Reynolds American, Inc.	32,901
131	Universal Corp.	5,186
459	UST, Inc.	31,024
		642,427
	Apparel—2.5%
406	Coach, Inc.*	8,364
860	Jones Apparel Group, Inc.	9,555
710	NIKE, Inc., Class B	40,916
669	Quiksilver, Inc.*	1,733

Number of Shares		Value
	Common Stocks (Continued)
265	Timberland (The) Co., Class A*	$3,207
343	VF Corp.	18,899
		82,674
	Auto Manufacturers—5.9%
51,181	Ford Motor Co.*	112,086
14,710	General Motors Corp.	85,024
		197,110
	Auto Parts & Equipment—2.8%
337	American Axle & Manufacturing Holdings, Inc.	1,210
1,233	ArvinMeritor, Inc.	7,299
394	Autoliv, Inc.	8,416
289	BorgWarner, Inc.	6,494
365	Cooper Tire & Rubber Co.	2,785
595	Exide Technologies*	2,826
1,217	Goodyear Tire & Rubber (The) Co.*	10,856

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
2,234	Johnson Controls, Inc.	$39,609
1,026	Lear Corp.*	2,062
408	Tenneco, Inc.*	2,003
1,158	TRW Automotive Holdings Corp.*	7,319
152	WABCO Holdings, Inc.	2,792
		93,671
	Beverages—15.4%
1,864	Anheuser-Busch Cos., Inc.	115,624
211	Brown-Forman Corp., Class B	9,579
3,912	Coca-Cola (The) Co.	172,363
1,587	Coca-Cola Enterprises, Inc.	15,949
1,121	Constellation Brands, Inc., Class A*	14,057
484	Molson Coors Brewing Co., Class B	18,082
633	Pepsi Bottling Group (The), Inc.	14,635
360	PepsiAmericas, Inc.	6,815
2,558	PepsiCo, Inc.	145,832
		512,936
	Chemicals—0.9%
343	Monsanto Co.	30,520
	Cosmetics/Personal Care—15.8%
1,106	Alberto-Culver Co.	28,457
813	Avon Products, Inc.	20,187
765	Colgate-Palmolive Co.	48,011
465	Estee Lauder (The) Cos., Inc., Class A	16,759
6,347	Procter & Gamble (The) Co.	409,636
		523,050
	Distribution/Wholesale—0.9%
737	Genuine Parts Co.	29,001
	Electrical Components & Equipment—0.2%
124	Energizer Holdings, Inc.*	6,059
	Electronics—0.1%
112	Garmin Ltd.	2,514
	Food—18.5%
793	Campbell Soup Co.	30,094
331	Chiquita Brands International, Inc.*	4,518
2,517	ConAgra Foods, Inc.	43,846
217	Corn Products International, Inc.	5,277
501	Cosan Ltd., Class A (Brazil)*	1,343
1,496	Dean Foods Co.*	32,703
1,022	Del Monte Foods Co.	6,449
188	Fresh Del Monte Produce, Inc.*	3,969
1,131	General Mills, Inc.	76,614
1,034	H.J. Heinz Co.	45,310
666	Hershey (The) Co.	24,802
285	Hormel Foods Corp.	8,054
190	J.M. Smucker (The) Co.	8,466
723	Kellogg Co.	36,454
6,128	Kraft Foods, Inc., Class A	178,569

Number of Shares		Value
	Common Stocks (Continued)
362	McCormick & Co., Inc.	$12,185
409	Pilgrim's Pride Corp.	446
4,855	Sara Lee Corp.	54,279
1	Seaboard Corp.	1,340
990	Smithfield Foods, Inc.*	10,415
3,444	Tyson Foods, Inc., Class A	30,101
		615,234
	Hand/Machine Tools—0.8%
226	Black & Decker (The) Corp.	11,440
182	Snap-On, Inc.	6,725
282	Stanley Works (The)	9,233
		27,398
	Home Builders—5.6%
1,633	Beazer Homes USA, Inc.*	5,177
219	Brookfield Homes Corp.	2,006
1,413	Centex Corp.	17,309
2,949	D.R. Horton, Inc.	21,764
1,856	Hovnanian Enterprises, Inc., Class A*	7,962
928	KB Home	15,488
1,581	Lennar Corp., Class A	12,237
242	M.D.C. Holdings, Inc.	8,138
641	Meritage Homes Corp.*	8,801
33	NVR, Inc.*	16,177
2,693	Pulte Homes, Inc.	30,000
424	Ryland Group, Inc.	7,967
4,157	Standard-Pacific Corp.	11,847
162	Thor Industries, Inc.	2,900
816	Toll Brothers, Inc.*	18,866
		186,639
	Home Furnishings—0.8%
529	Furniture Brands International, Inc.	3,010
203	Harman International Industries, Inc.	3,729
419	Whirlpool Corp.	19,546
		26,285
	Household Products/Wares—3.7%
396	Clorox (The) Co.	24,081
323	Jarden Corp.*	5,749
1,355	Kimberly-Clark Corp.	83,048
258	Scotts Miracle-Gro (The) Co., Class A	6,739
170	Tupperware Brands Corp.	4,301
		123,918
	Housewares—0.6%
1,296	Newell Rubbermaid, Inc.	17,820
	Leisure Time—0.8%
929	Brunswick Corp.	3,224
736	Harley-Davidson, Inc.	18,017
139	Polaris Industries, Inc.	4,680
		25,921

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Machinery - Diversified—0.2%
426	Briggs & Stratton Corp.	$6,714
	Miscellaneous Manufacturing—1.3%
2,551	Eastman Kodak Co.	23,418
1,111	Leggett & Platt, Inc.	19,287
		42,705
	Office Furnishings—0.3%
221	HNI Corp.	4,049
452	Steelcase, Inc., Class A	4,203
		8,252
	Pharmaceuticals—0.1%
182	NBTY, Inc.*	4,253
	Retail—0.6%
693	Hanesbrands, Inc.*	12,107
776	Liz Claiborne, Inc.	6,324
		18,431
	Software—0.5%
599	Activision Blizzard, Inc.*	7,464
426	Electronic Arts, Inc.*	9,704
		17,168
	Textiles—0.5%
366	Mohawk Industries, Inc.*	17,707
	Toys/Games/Hobbies—0.9%
405	Hasbro, Inc.	11,773
1,209	Mattel, Inc.	18,160
		29,933
	Total Common Stocks (Cost $4,922,870)	3,288,340
	Money Market Fund—4.2%
138,320	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class
	(Cost $138,320)	138,320
	Total Investments (Cost $5,061,190)—103.2%	3,426,660
	Liabilities in excess of other assets—(3.2%)	(104,506)
	Net Assets—100.0%	$3,322,154

*  Non-income producing security.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares FTSE RAFI Consumer Services Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Retail	53.1
Media	20.4
Food	7.6
Commercial Services	4.6
Pharmaceuticals	3.9
Airlines	3.2
Internet	1.4
Leisure Time	1.4
Advertising	1.1
Lodging	1.1
Entertainment	0.8
Apparel	0.2
Trucking & Leasing	0.2
Distribution/Wholesale	0.1
Household Products/Wares	0.1
Money Market Fund	1.9
Other	(1.1)

Schedule of Investments

PowerShares FTSE RAFI Consumer Services Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.2%
	Advertising—1.1%
559	Clear Channel Outdoor Holdings, Inc., Class A*	$3,488
1,591	Interpublic Group of Cos., Inc.*	8,257
200	Lamar Advertising Co., Class A*	3,034
764	Omnicom Group, Inc.	22,569
		37,348
	Airlines—3.2%
273	Alaska Air Group, Inc.*	6,743
2,574	AMR Corp.*	26,281
923	Continental Airlines, Inc., Class B*	17,463
1,195	JetBlue Airways Corp.*	6,632
240	Skywest, Inc.	3,698
2,080	Southwest Airlines Co.	24,502
1,407	UAL Corp.	20,486
418	US Airways Group, Inc.*	4,239
		110,044
	Apparel—0.2%
174	Polo Ralph Lauren Corp.	8,208
	Commercial Services—4.6%
151	Apollo Group, Inc., Class A*	10,496
2,021	Avis Budget Group, Inc.*	3,314
455	Career Education Corp.*	7,194
1,119	H&R Block, Inc.*	22,067
3,412	Hertz Global Holdings, Inc.*	24,532

Number of Shares		Value
	Common Stocks (Continued)
191	Hillenbrand, Inc.	$3,629
605	Live Nation, Inc.*	6,806
1,695	McKesson Corp.	62,359
725	Rent-A-Center, Inc.*	10,585
638	Service Corp. International	4,402
339	Ticketmaster Entertainment, Inc.*	3,282
453	TravelCenters of America LLC*	997
		159,663
	Distribution/Wholesale—0.1%
222	Core-Mark Holding Co., Inc.*	4,389
	Entertainment—0.8%
25	Ascent Media Corp., Class A*	632
365	International Game Technology	5,110
144	Penn National Gaming, Inc.*	2,773
1,241	Regal Entertainment Group, Class A	15,935
718	Warner Music Group Corp.	2,973
		27,423
	Food—7.6%
268	Great Atlantic & Pacific Tea Co., Inc.*	2,216
3,699	Kroger (The) Co.	101,576
162	Nash Finch Co.	6,388
156	Ruddick Corp.	4,468
2,260	Safeway, Inc.	48,070
1,708	SUPERVALU, Inc.	24,322

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
2,352	Sysco Corp.	$61,622
71	Weis Markets, Inc.	2,303
431	Whole Foods Market, Inc.	4,620
406	Winn-Dixie Stores, Inc.*	6,098
		261,683
	Household Products/Wares—0.1%
257	American Greetings Corp., Class A	3,002
	Internet—1.4%
177	Amazon.com, Inc.*	10,131
1,080	eBay, Inc.*	16,491
960	Expedia, Inc.*	9,130
2,835	Liberty Media Corp - Interactive, Series A*	13,835
		49,587
	Leisure Time—1.4%
1,531	Carnival Corp.	38,888
339	Interval Leisure Group, Inc.*	2,461
550	Royal Caribbean Cruises Ltd.	7,458
		48,807
	Lodging—1.1%
262	Boyd Gaming Corp.	1,782
32	Las Vegas Sands Corp.*	454
664	Marriott International, Inc., Class A	13,857
215	MGM MIRAGE*	3,539
487	Starwood Hotels & Resorts Worldwide, Inc.	10,977
873	Wyndham Worldwide Corp.	7,150
		37,759
	Media—20.4%
750	Belo Corp., Class A	1,598
1,207	Cablevision Systems Corp., Class A*	21,400
3,513	CBS Corp., Class B	34,111
10,190	Charter Communications, Inc., Class A*	4,484
5,858	Comcast Corp., Class A	92,321
2,488	Comcast Corp., Special Class A	38,365
1,224	DIRECTV Group (The), Inc.*	26,793
251	Discovery Communications, Inc., Class A*	3,424
255	Discovery Communications, Inc., Class C*	3,397
773	DISH Network Corp., Class A*	12,167
78	E.W. Scripps Co., Class A	363
1,588	Gannett Co., Inc.	17,468
93	Hearst-Argyle Television, Inc.	1,393
538	Lee Enterprises, Inc.	1,345
449	Liberty Global, Inc., Series A*	7,404
454	Liberty Global, Inc., Series C*	7,337
1,079	Liberty Media Corp. - Entertainment, Class A*	17,372
231	Liberty Media Corp. Capital, Series A*	1,573
993	McClatchy Co., Class A	3,049
778	McGraw-Hill (The) Cos., Inc.	20,882
84	Meredith Corp.	1,627
688	New York Times (The) Co., Class A	6,880
6,327	News Corp., Class A	67,319

Number of Shares		Value
	Common Stocks (Continued)
1,330	News Corp., Class B	$14,125
156	Scholastic Corp.	2,897
233	Scripps Networks Interactive, Inc., Class A	6,617
720	Time Warner Cable, Inc., Class A*	14,098
13,866	Time Warner, Inc.	139,907
915	Viacom, Inc., Class B*	18,501
4,358	Walt Disney (The) Co.	112,871
7	Washington Post (The) Co., Class B	2,988
		704,076
	Pharmaceuticals—3.9%
1,516	AmerisourceBergen Corp.	47,405
1,810	Cardinal Health, Inc.	69,142
640	Omnicare, Inc.	17,645
		134,192
	Retail—53.1%
126	Abercrombie & Fitch Co., Class A	3,649
125	Advance Auto Parts, Inc.	3,900
272	American Eagle Outfitters, Inc.	3,025
267	AnnTaylor Stores Corp.*	3,356
550	Asbury Automotive Group, Inc.	1,788
1,898	AutoNation, Inc.*	13,039
118	AutoZone, Inc.*	15,020
225	Barnes & Noble, Inc.	4,248
703	Bed Bath & Beyond, Inc.*	18,116
1,322	Best Buy Co., Inc.	35,443
552	Big Lots, Inc.*	13,485
434	BJ's Wholesale Club, Inc.*	15,277
4,140	Blockbuster, Inc., Class A*	6,293
871	Borders Group, Inc.	2,953
483	Brinker International, Inc.	4,492
248	Burger King Holdings, Inc.	4,930
675	CarMax, Inc.*	7,169
216	Casey's General Stores, Inc.	6,523
1,263	Charming Shoppes, Inc.*	1,389
587	Chico's FAS, Inc.*	1,996
443	Collective Brands, Inc.*	5,666
1,449	Costco Wholesale Corp.	82,607
1,673	CVS Caremark Corp.	51,277
429	Darden Restaurants, Inc.	9,511
158	Dick's Sporting Goods, Inc.*	2,421
999	Dillard's, Inc., Class A	5,325
387	Dollar Tree, Inc.*	14,714
735	Family Dollar Stores, Inc.	19,779
1,164	Foot Locker, Inc.	17,018
211	GameStop Corp., Class A*	5,779
1,543	Gap (The), Inc.	19,966
313	Group 1 Automotive, Inc.	3,146
8,189	Home Depot (The), Inc.	193,178
339	HSN, Inc.*	2,085
948	J. C. Penney Co., Inc.	22,676

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
220	Jack in the Box, Inc.*	$4,422
944	Kohl's Corp.*	33,163
2,333	Limited Brands, Inc.	27,949
4,234	Lowe's Cos., Inc.	91,878
2,456	Macy's, Inc.	30,184
1,900	McDonald's Corp.	110,067
476	Nordstrom, Inc.	8,611
2,764	Office Depot, Inc.*	9,950
856	OfficeMax, Inc.	6,891
510	O'Reilly Automotive, Inc.*	13,826
279	Pantry (The), Inc.*	6,144
399	Penske Automotive Group, Inc.	3,268
359	PetSmart, Inc.	7,069
644	RadioShack Corp.	8,153
227	Regis Corp.	2,808
357	Ross Stores, Inc.	11,670
1,444	Saks, Inc.*	8,664
605	Sears Holdings Corp.*	34,933
588	Sonic Automotive, Inc., Class A	3,016
1,604	Staples, Inc.	31,166
1,286	Starbucks Corp.*	16,885
281	Talbots (The), Inc.	2,757
2,117	Target Corp.	84,934
247	Tiffany & Co.	6,780
966	TJX (The) Cos., Inc.	25,850
2,561	Walgreen Co.	65,203
9,414	Wal-Mart Stores, Inc.	525,394
1,763	Wendy's/Arby's Group, Inc., Class A	6,382
344	Williams-Sonoma, Inc.	2,848
669	Yum! Brands, Inc.	19,408
263	Zale Corp.*	4,487
		1,835,999
	Trucking & Leasing—0.2%
108	AMERCO, Inc.*	4,888
	Total Common Stocks (Cost $4,449,477)	3,427,068
	Money Market Fund—1.9%
65,878	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class
	(Cost $65,878)	65,878
	Total Investments (Cost $4,515,355)—101.1%	3,492,946
	Liabilities in excess of other assets—(1.1%)	(36,838)
	Net Assets—100.0%	$3,456,108

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares FTSE RAFI Energy Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Oil Companies - Integrated	53.7
Oil Companies - Exploration & Production	23.1
Oil - Field Services	8.8
Oil Refining & Marketing	5.2
Oil & Gas Drilling	4.6
Oil Field Machinery & Equipment	1.6
Pipelines	1.4
Electric - Integrated	1.0
Transport - Marine	0.4
Money Market Fund	1.6
Other	(1.4)

Schedule of Investments

PowerShares FTSE RAFI Energy Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Electric - Integrated—1.0%
3,554	OGE Energy Corp.	$97,024
	Oil - Field Services—8.8%
3,292	Baker Hughes, Inc.	115,055
4,401	BJ Services Co.	56,553
10,357	Halliburton Co.	204,965
1,353	Helix Energy Solutions Group, Inc.*	14,288
6,098	Schlumberger Ltd.	314,962
411	SEACOR Holdings, Inc.*	27,607
1,701	Smith International, Inc.	58,650
5,534	Weatherford International Ltd.*	93,414
		885,494
	Oil & Gas Drilling—4.6%
359	Diamond Offshore Drilling, Inc.	31,879
1,247	ENSCO International, Inc.	47,398
1,207	Helmerich & Payne, Inc.	41,412
4,432	Nabors Industries, Ltd. (Bermuda)*	63,733
1,588	Noble Corp.	51,149
2,474	Patterson-UTI Energy, Inc.	32,830
2,731	Pride International, Inc.*	51,315
1,210	Rowan Cos., Inc.	21,949
1,133	Transocean, Inc.*	93,281
806	Unit Corp.*	30,257
		465,203
	Oil Companies - Exploration & Production—23.1%
7,450	Anadarko Petroleum Corp.*	262,985
3,724	Apache Corp.	306,597
6,567	Chesapeake Energy Corp.	144,277
1,224	Cimarex Energy Co.	49,523

Number of Shares		Value
	Common Stocks (Continued)
1,307	Denbury Resources, Inc.*	$16,612
5,421	Devon Energy Corp.	438,342
1,497	EOG Resources, Inc.	121,137
1,316	Forest Oil Corp.*	38,440
2,219	Newfield Exploration Co.*	50,993
1,517	Noble Energy, Inc.	78,611
8,235	Occidental Petroleum Corp.	457,372
2,878	PetroHawk Energy Corp.*	54,538
1,944	Pioneer Natural Resources Co.	54,102
854	Plains Exploration & Production Co.*	24,083
1,331	Southwestern Energy Co.*	47,410
892	Stone Energy Corp.*	27,063
609	Whiting Petroleum Corp.*	31,662
3,558	XTO Energy, Inc.	127,910
		2,331,657
	Oil Companies - Integrated—53.7%
23,248	Chevron Corp.	1,734,301
17,379	ConocoPhillips	904,056
26,588	Exxon Mobil Corp.	1,970,703
3,362	Hess Corp.	202,426
16,310	Marathon Oil Corp.	474,621
2,382	Murphy Oil Corp.	120,624
		5,406,731
	Oil Field Machinery & Equipment—1.6%
1,637	Cameron International Corp.*	39,714
972	FMC Technologies, Inc.*	34,010
2,807	National Oilwell Varco, Inc.*	83,901
		157,625
	Oil Refining & Marketing—5.2%
772	Alon USA Energy, Inc.	6,809
1,055	CVR Energy, Inc.*	4,188

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares FTSE RAFI Energy Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
1,060	Frontier Oil Corp.	$14,003
4,903	Sunoco, Inc.	149,542
4,531	Tesoro Corp.	43,815
14,787	Valero Energy Corp.	304,316
		522,673
	Pipelines—1.4%
14,695	El Paso Corp.	142,542
	Transport - Marine—0.4%
868	Tidewater, Inc.	37,853
	Total Common Stocks (Cost $14,399,309)	10,046,802
	Money Market Fund—1.6%
159,964	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class (Cost $159,964)	159,964
	Total Investments (Cost $14,559,273)—101.4%	10,206,766
	Liabilities in excess of other assets—(1.4%)	(140,632)
	Net Assets—100.0%	$10,066,134

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares FTSE RAFI Financials Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Diversified Banking Institutions	32.2
Super - Regional Banks - U.S.	17.8
Multi-line Insurance	6.6
Reinsurance	6.4
Property/Casualty Insurances	5.3
Commercial Banks - Southern U.S.	3.7
Finance - Investment Banker	3.2
Life/Health Insurance	3.1
Insurance Brokers	2.0
Finance - Credit Card	1.9
Fiduciary Banks	1.8
REIT - Apartments	1.4
Commercial Banks - Central U.S.	1.3
REIT - Diversified	1.2
REIT - Health Care	1.1
S&L/Thrifts - Eastern U.S.	1.1
Investment Management/Advisory Service	1.0
REIT - Office Property	1.0
Commercial Banks - Eastern U.S.	0.9
Financial Guarantee Insurance	0.9
REIT - Regional Malls	0.7
REIT - Shopping Centers	0.7
Commercial Banks - Western U.S.	0.6
Finance - Consumer Loans	0.4
Investment Companies	0.4
Commercial Services - Finance	0.3
Finance - Other Services	0.3
Forestry	0.3
Paper & Related Products	0.3
REIT - Hotels	0.3
REIT - Mortgage	0.3
REIT - Storage	0.3
REIT - Warehouse/Industry	0.3
Finance - Commercial	0.2
Finance - Auto Loans	0.1
REIT - Single Tenant	0.1
S&L/Thrifts - Central U.S.	0.1
S&L/Thrifts - Western U.S.	0.1
Real Estate Management/Services	0.0
Money Market Fund	1.0
Other	(0.7)

See Notes to Financial Statements.

16

Schedule of Investments

PowerShares FTSE RAFI Financials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Commercial Banks - Central U.S.—1.3%
1,704	Associated Banc-Corp.	$37,590
126	BOK Financial Corp.	6,028
2,306	Citizens Republic Bancorp, Inc.	6,803
657	Commerce Bancshares, Inc.	31,063
462	Cullen/Frost Bankers, Inc.	25,858
1,392	FirstMerit Corp.	32,461
4,033	Marshall & Ilsley Corp.	72,716
1,879	TCF Financial Corp.	33,333
		245,852
	Commercial Banks - Eastern U.S.—0.9%
2,339	Fulton Financial Corp.	24,560
1,158	M&T Bank Corp.	93,913
1,545	Valley National Bancorp	29,355
946	Webster Financial Corp.	17,539
		165,367
	Commercial Banks - Southern U.S.—3.7%
933	BancorpSouth, Inc.	22,644
8,132	BB&T Corp.	291,531
3,525	Colonial BancGroup (The), Inc.	14,312
6,146	First Horizon National Corp.	73,199
6,280	Popular, Inc.	47,728
10,920	Regions Financial Corp.	121,103
1,458	South Financial Group (The), Inc.	8,471
6,995	Synovus Financial Corp.	72,258
884	Trustmark Corp.	18,140
787	Whitney Holding Corp.	14,953
		684,339
	Commercial Banks - Western U.S.—0.6%
433	Bank of Hawaii Corp.	21,957
538	City National Corp.	28,799
1,416	Zions Bancorp	53,964
		104,720
	Commercial Services - Finance—0.3%
561	Equifax, Inc.	14,631
205	Mastercard, Inc., Class A	30,302
780	Moody's Corp.	19,968
181	Tree.com, Inc.*	491
		65,392
	Diversified Banking Institutions—32.2%
68,311	Bank of America Corp.	1,651,077
128,061	Citigroup, Inc.	1,748,033
3,504	Goldman Sachs Group (The), Inc.	324,120
48,509	JPMorgan Chase & Co.	2,000,997
17,109	Morgan Stanley	298,894
		6,023,121

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Fiduciary Banks—1.8%
5,311	Bank of New York Mellon (The) Corp.	$173,139
1,158	Northern Trust Corp.	65,207
1,869	State Street Corp.	81,021
806	Wilmington Trust Corp.	23,261
		342,628
	Finance - Auto Loans—0.1%
3,318	AmeriCredit Corp.*	19,443
	Finance - Commercial—0.2%
8,499	CIT Group, Inc.	35,186
	Finance - Consumer Loans—0.4%
774	Nelnet, Inc., Class A	11,324
6,030	SLM Corp.*	64,340
60	Student Loan Corp.	2,190
		77,854
	Finance - Credit Card—1.9%
9,110	American Express Co.	250,524
844	CompuCredit Corp.*	2,178
7,787	Discover Financial Services	95,391
		348,093
	Finance - Investment Banker—3.2%
4,177	Charles Schwab (The) Corp.	79,864
19,870	E*TRADE Financial Corp.*	36,163
1,087	Interactive Brokers Group, Inc., Class A*	23,229
1,166	Jefferies Group, Inc.	18,458
20,380	Merrill Lynch & Co., Inc.	378,865
1,225	Raymond James Financial, Inc.	28,530
2,770	TD Ameritrade Holding Corp.*	36,813
		601,922
	Finance - Other Services—0.3%
67	CME Group, Inc.	18,904
1,597	MF Global Ltd.*	6,228
810	Nasdaq OMX (The) Group, Inc.*	26,292
364	NYSE Euronext	10,986
		62,410
	Financial Guarantee Insurance—0.9%
16,668	AMBAC Financial Group, Inc.	44,670
8,372	MBIA, Inc.	82,297
4,945	MGIC Investment Corp.	19,187
4,601	PMI Group (The), Inc.	11,456
5,454	Radian Group, Inc.	19,634
		177,244
	Forestry—0.3%
1,643	Plum Creek Timber Co., Inc.	61,251

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Insurance Brokers—2.0%
2,469	AON Corp.	$104,439
1,049	Arthur J. Gallagher & Co.	25,554
180	Erie Indemnity Co., Class A	6,694
6,901	Marsh & McLennan Cos., Inc.	202,337
1,143	Willis Group Holdings Ltd.	29,992
		369,016
	Investment Companies—0.4%
3,478	Allied Capital Corp.	25,389
2,063	American Capital Ltd.	28,985
1,748	Apollo Investment Corp.	23,039
		77,413
	Investment Management/Advisory Service—1.0%
1,965	Ameriprise Financial, Inc.	42,444
380	Federated Investors, Inc., Class B	9,196
908	Franklin Resources, Inc.	61,744
942	Janus Capital Group, Inc.	11,059
1,069	Legg Mason, Inc.	23,721
1,909	Och-Ziff Capital Management Group LLC, Class A	8,877
897	T. Rowe Price Group, Inc.	35,467
		192,508
	Life/Health Insurance—3.1%
2,413	AFLAC, Inc.	106,848
5,538	Conseco, Inc.*	10,301
2,838	Lincoln National Corp.	48,927
1,746	Nationwide Financial Services, Inc., Class A	82,603
2,321	Phoenix (The) Cos., Inc.	15,017
2,223	Principal Financial Group, Inc.	42,215
987	Protective Life Corp.	8,241
4,577	Prudential Financial, Inc.	137,309
499	StanCorp Financial Group, Inc.	17,006
871	Torchmark Corp.	36,382
4,516	Unum Group	71,127
		575,976
	Multi-line Insurance—6.6%
3,239	ACE Ltd.	185,789
8,475	Allstate (The) Corp.	223,656
903	American Financial Group, Inc.	20,525
34,669	American International Group, Inc.	66,218
114	American National Insurance	7,784
1,032	Assurant, Inc.	26,295
2,450	Cincinnati Financial Corp.	63,676
421	CNA Financial Corp.	6,551
7,149	Genworth Financial, Inc., Class A	34,601
507	Hanover Insurance Group (The), Inc.	19,900
4,373	Hartford Financial Services Group (The), Inc.	45,129
1,071	HCC Insurance Holdings, Inc.	23,626
4,126	Loews Corp.	137,024

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,233	MetLife, Inc.	$240,281
5,304	Old Republic International Corp.	48,850
975	Unitrin, Inc.	20,475
7,010	XL Capital Ltd., Class A	67,997
		1,238,377
	Paper & Related Products—0.3%
729	Potlatch Corp.	24,210
734	Rayonier, Inc.	24,281
		48,491
	Property/Casualty Insurances—5.3%
53	Alleghany Corp.*	14,946
436	Arch Capital Group Ltd.*	30,411
3,762	Chubb (The) Corp.	194,947
8,350	Fidelity National Title Group, Inc., Class A	75,234
1,914	First American (The) Corp.	39,065
691	LandAmerica Financial Group, Inc.	6,806
75	Markel Corp.*	26,313
398	Mercury General Corp.	20,445
1,391	OneBeacon Insurance Group Ltd.	19,196
518	Philadelphia Consolidated Holding Corp.*	30,298
6,775	Progressive (The) Corp.	96,679
725	Selective Insurance Group, Inc.	17,219
426	Stewart Information Services Corp.	7,072
7,587	Travelers (The) Cos., Inc.	322,826
1,542	W.R. Berkley Corp.	40,508
10	Wesco Financial Corp.	3,300
108	White Mountains Insurance Group Ltd.	37,206
		982,471
	Real Estate Management/Services—0.0%
929	CB Richard Ellis Group, Inc., Class A*	6,512
	Reinsurance—6.4%
823	Allied World Assurance Holdings Ltd. (Bermuda)	26,394
666	Aspen Insurance Holdings Ltd. (Bermuda)	15,291
1,204	Axis Capital Holdings Ltd. (Bermuda)	34,290
236	Berkshire Hathaway, Inc., Class B*	906,239
650	Endurance Specialty Holdings Ltd. (Bermuda)	19,656
551	Everest Re Group Ltd.	41,160
514	IPC Holdings Ltd.	14,192
1,728	Montpelier Re Holdings Ltd. (Bermuda)	24,728
258	Odyssey Re Holdings Corp.	10,176
614	PartnerRe Ltd.	41,561
436	Platinum Underwriters Holdings Ltd. (Bermuda)	13,839
335	Reinsurance Group of America, Inc., Class A	12,509
299	Reinsurance Group of America, Inc., Class B*	11,075
524	RenaissanceRe Holdings Ltd. (Bermuda)	24,052
224	Transatlantic Holdings, Inc.	9,598
		1,204,760

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	REIT - Apartments—1.4%
1,567	Apartment Investment & Management Co., Class A	$22,925
550	AvalonBay Communities, Inc.	39,061
509	BRE Properties, Inc.	17,718
643	Camden Property Trust	21,676
3,148	Equity Residential	109,959
394	Home Properties, Inc.	15,953
459	Post Properties, Inc.	10,245
1,401	UDR, Inc.	27,684
		265,221
	REIT - Diversified—1.2%
2,374	CapitalSource, Inc.	17,568
981	Colonial Properties Trust	10,340
1,031	Cousins Properties, Inc.	14,929
2,641	Duke Realty Corp.	37,265
1,646	Liberty Property Trust	39,257
1,359	Vornado Realty Trust	95,876
		215,235
	REIT - Health Care—1.1%
2,218	HCP, Inc.	66,385
893	Health Care REIT, Inc.	39,747
1,153	Healthcare Realty Trust, Inc.	29,459
796	Nationwide Health Properties, Inc.	23,753
1,286	Senior Housing Properties Trust	24,653
633	Ventas, Inc.	22,826
		206,823
	REIT - Hotels—0.3%
1,198	Hospitality Properties Trust	12,160
3,975	Host Hotels & Resorts, Inc.	41,101
		53,261
	REIT - Mortgage—0.3%
2,628	Annaly Capital Management, Inc.	36,529
3,547	iStar Financial, Inc.	3,760
1,802	Newcastle Investment Corp.	7,298
961	Redwood Trust, Inc.	14,646
		62,233
	REIT - Office Property—1.0%
183	Alexandria Real Estate Equities, Inc.	12,722
1,166	Boston Properties, Inc.	82,645
1,644	Brandywine Realty Trust	14,204
813	Highwoods Properties, Inc.	20,179
5,672	HRPT Properties Trust	20,476
1,040	Mack-Cali Realty Corp.	23,629
289	SL Green Realty Corp.	12,150
		186,005

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	REIT - Regional Malls—0.7%
1,259	CBL & Associates Properties, Inc.	$11,621
1,831	General Growth Properties, Inc.	7,580
564	Macerich (The) Co.	16,593
695	Pennsylvania REIT	8,792
1,300	Simon Property Group, Inc.	87,139
		131,725
	REIT - Shopping Centers—0.7%
1,096	Developers Diversified Realty Corp.	14,434
470	Equity One, Inc.	8,211
358	Federal Realty Investment Trust	21,935
1,900	Kimco Realty Corp.	42,902
569	Regency Centers Corp.	22,453
983	Weingarten Realty Investors	20,102
		130,037
	REIT - Single Tenant—0.1%
1,055	Realty Income Corp.	24,392
	REIT - Storage—0.3%
739	Public Storage, Inc.	60,229
	REIT - Warehouse/Industry—0.3%
781	AMB Property Corp.	18,767
785	First Industrial Realty Trust, Inc.	8,117
1,696	ProLogis	23,744
		50,628
	S&L/Thrifts - Central U.S.—0.1%
2,519	Flagstar Bancorp, Inc.	4,786
586	TFS Financial Corp.	7,659
		12,445
	S&L/Thrifts - Eastern U.S.—1.1%
1,087	Astoria Financial Corp.	20,675
3,198	Hudson City Bancorp, Inc.	60,154
4,107	New York Community Bancorp, Inc.	64,315
1,221	People's United Financial, Inc.	21,368
10,980	Sovereign Bancorp, Inc.	31,842
		198,354
	S&L/Thrifts - Western U.S.—0.1%
558	Downey Financial Corp.	893
992	Washington Federal, Inc.	17,479
		18,372
	Super - Regional Banks - U.S.—17.8%
5,274	Capital One Financial Corp.	206,319
3,321	Comerica, Inc.	91,626
11,632	Fifth Third Bancorp	126,207
5,802	Huntington Bancshares, Inc.	54,829

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,451	KeyCorp	$127,816
67,352	National City Corp.	181,850
3,542	PNC Financial Services Group, Inc.	236,145
5,084	SunTrust Banks, Inc.	204,072
19,156	U.S. Bancorp	571,040
37,297	Wachovia Corp.	239,074
38,073	Wells Fargo & Co.	1,296,387
		3,335,365
	Total Common Stocks and Other Equity Interests (Cost $29,245,172)	18,660,671
	Money Market Fund—1.0%
178,641	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $178,641)	178,641
	Total Investments (Cost $29,423,813)—100.7%	18,839,312
	Liabilities in excess of other assets—(0.7%)	(139,167)
	Net Assets—100.0%	$18,700,145

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares FTSE RAFI Health Care Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Pharmaceuticals	51.1
Healthcare - Products	25.9
Healthcare - Services	11.3
Biotechnology	8.0
Electronics	1.4
Distribution/Wholesale	0.3
Money Market Fund	0.5
Other	1.5

Schedule of Investments

PowerShares FTSE RAFI Health Care Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—98.0%
	Biotechnology—8.0%
8,941	Amgen, Inc.*	$535,477
1,837	Biogen Idec, Inc.*	78,164
550	Celgene Corp.*	35,343
527	Charles River Laboratories International, Inc.*	18,882
1,188	Genentech, Inc.*	98,533
1,454	Genzyme Corp.*	105,968
1,294	Gilead Sciences, Inc.*	59,330
818	Invitrogen Corp.*	23,550
		955,247
	Distribution/Wholesale—0.3%
829	Owens & Minor, Inc.	35,871
	Electronics—1.4%
1,100	Applied Biosystems, Inc.	33,913
3,163	Thermo Fisher Scientific, Inc.*	128,418
		162,331
	Healthcare - Products—25.9%
288	Alcon, Inc. (Switzerland)	25,379
4,100	Baxter International, Inc.	248,009
614	Beckman Coulter, Inc.	30,651
1,603	Becton Dickinson & Co.	111,248
21,308	Boston Scientific Corp.*	192,411
466	C.R. Bard, Inc.	41,125
4,319	Covidien Ltd.	191,289
819	DENTSPLY International, Inc.	24,881
904	Henry Schein, Inc.*	42,316
908	Hill-Rom Holdings, Inc.	20,666
26,972	Johnson & Johnson	1,654,463
6,886	Medtronic, Inc.	277,712
1,037	Patterson Cos., Inc.*	26,267
1,746	St. Jude Medical, Inc.*	66,400
1,127	Stryker Corp.	60,249

Number of Shares		Value
	Common Stocks (Continued)
587	Varian Medical Systems, Inc.*	$26,714
1,369	Zimmer Holdings, Inc.*	63,563
		3,103,343
	Healthcare - Services—11.3%
3,874	Aetna, Inc.	96,346
738	AMERIGROUP Corp.*	18,450
547	Brookdale Senior Living, Inc.	4,715
4,473	CIGNA Corp.	72,910
1,936	Community Health Systems, Inc.*	39,688
294	Covance, Inc.*	14,700
1,706	Coventry Health Care, Inc.*	22,502
1,120	DaVita, Inc.*	63,560
11,428	Health Management Associates, Inc., Class A*	23,999
2,437	Health Net, Inc.*	31,389
2,143	Humana, Inc.*	63,411
1,524	Kindred Healthcare, Inc.*	22,083
890	Laboratory Corp. of America Holdings*	54,726
1,307	LifePoint Hospitals, Inc.*	31,329
1,027	Lincare Holdings, Inc.*	27,061
667	Magellan Health Services, Inc.*	24,639
1,449	Quest Diagnostics, Inc.	67,813
24,708	Tenet Healthcare Corp.*	108,221
10,412	UnitedHealth Group, Inc.	247,077
820	Universal Health Services, Inc., Class B	34,473
7,204	WellPoint, Inc.*	280,020
		1,349,112
	Pharmaceuticals—51.1%
13,684	Abbott Laboratories	754,673
977	Allergan, Inc.	38,758
670	Barr Pharmaceuticals, Inc.*	43,054
26,694	Bristol-Myers Squibb Co.	548,562
527	Cephalon, Inc.*	37,796
12,603	Eli Lilly & Co.	426,233
2,290	Express Scripts, Inc.*	138,797

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares FTSE RAFI Health Care Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
2,121	Forest Laboratories, Inc.*	$49,271
1,265	Hospira, Inc.*	35,192
5,709	King Pharmaceuticals, Inc.*	50,182
7,999	Medco Health Solutions, Inc.*	303,562
27,851	Merck & Co., Inc.	861,988
2,883	Mylan, Inc.*	24,707
120,133	Pfizer, Inc.	2,127,556
11,609	Schering-Plough Corp.	168,214
704	Warner Chilcott Ltd., Class A*	9,764
1,619	Watson Pharmaceuticals, Inc.*	42,369
14,487	Wyeth	466,192
		6,126,870
	Total Common Stocks (Cost $15,044,636)	11,732,774
	Money Market Fund—0.5%
65,000	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $65,000)	65,000
	Total Investments (Cost $15,109,636)—98.5%	11,797,774
	Other assets less liabilities—1.5%	182,805
	Net Assets—100.0%	$11,980,579

*  Non-income producing security.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares FTSE RAFI Industrials Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Miscellaneous Manufacturing	32.6
Transportation	16.2
Aerospace/Defense	14.9
Commercial Services	5.2
Electronics	4.2
Environmental Control	3.3
Packaging & Containers	3.0
Electrical Components & Equipment	2.3
Machinery - Diversified	2.1
Building Materials	2.0
Engineering & Construction	1.9
Forest Products & Paper	1.9
Machinery - Construction & Mining	1.8
Computers	1.7
Auto Manufacturers	1.2
Distribution/Wholesale	1.1
Software	1.1
Chemicals	0.7
Metal Fabricate/Hardware	0.7
Household Products/Wares	0.6
Mining	0.4
Electric	0.3
Hand/Machine Tools	0.3
Retail	0.3
Textiles	0.3
Trucking & Leasing	0.2
Energy - Alternate Sources	0.1
Telecommunications	0.1
Money Market Fund	0.6
Other	(1.1)

Schedule of Investments

PowerShares FTSE RAFI Industrials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.5%
	Aerospace/Defense—14.9%
199	Alliant Techsystems, Inc.*	$16,425
3,573	Boeing Co.	186,761
1,958	General Dynamics Corp.	118,107
705	Goodrich Corp.	25,775
557	L-3 Communications Holdings, Inc.	45,212
1,902	Lockheed Martin Corp.	161,765
3,000	Northrop Grumman Corp.	140,670
2,560	Raytheon Co.	130,842
580	Rockwell Collins, Inc.	21,593
531	Spirit Aerosystems Holdings, Inc., Class A*	8,565
4,632	United Technologies Corp.	254,574
		1,110,289

Number of Shares		Value
	Common Stocks (Continued)
	Auto Manufacturers—1.2%
539	Oshkosh Corp.	$4,129
2,948	PACCAR, Inc.	86,199
		90,328
	Building Materials—2.0%
329	Armstrong World Industries, Inc.	6,458
369	Lennox International, Inc.	11,004
2,195	Louisiana-Pacific Corp.	10,536
185	Martin Marietta Materials, Inc.	14,500
5,720	Masco Corp.	58,057
2,261	Owens Corning, Inc.*	35,566
813	USG Corp.*	12,049
		148,170

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Chemicals—0.7%
865	Sherwin-Williams (The) Co.	$49,227
	Commercial Services—5.2%
233	Alliance Data Systems Corp.*	11,687
2,869	Automatic Data Processing, Inc.	100,272
1,652	Convergys Corp.*	12,704
592	Corrections Corp. of America*	11,313
856	Deluxe Corp.	10,409
495	Hewitt Associates, Inc., Class A*	13,806
828	Iron Mountain, Inc.*	20,104
930	Kelly Services, Inc., Class A	13,243
553	Lender Processing Services, Inc.	12,758
921	Manpower, Inc.	28,671
1,387	Paychex, Inc.	39,585
2,143	PHH Corp.*	17,273
2,098	R.R. Donnelley & Sons Co.	34,764
651	Robert Half International, Inc.	12,284
791	Total System Services, Inc.	10,868
1,313	United Rentals, Inc.*	13,458
1,367	Western Union (The) Co.	20,860
		384,059
	Computers—1.7%
2,698	Accenture Ltd., Class A (Bermuda)	89,169
868	Affiliated Computer Services, Inc., Class A*	35,588
		124,757
	Distribution/Wholesale—1.1%
2,897	BlueLinx Holdings, Inc.	7,793
353	Fastenal Co.	14,212
372	United Stationers, Inc.*	13,909
494	W.W. Grainger, Inc.	38,813
509	WESCO International, Inc.*	10,119
		84,846
	Electric—0.3%
1,335	MDU Resources Group, Inc.	24,310
	Electrical Components & Equipment—2.3%
300	AMETEK, Inc.	9,975
4,116	Emerson Electric Co.	134,717
471	Hubbell, Inc., Class B	16,895
489	Molex, Inc.	7,046
409	Molex, Inc., Class A	5,252
		173,885
	Electronics—4.2%
1,168	Agilent Technologies, Inc.*	25,918
364	Amphenol Corp., Class A	10,429
1,756	Arrow Electronics, Inc.*	30,642
1,960	Avnet, Inc.*	32,810
483	AVX Corp.	4,357
829	Benchmark Electronics, Inc.*	9,940
10,073	Flextronics International Ltd. (Singapore)*	42,105

Number of Shares		Value
	Common Stocks (Continued)
3,164	Jabil Circuit, Inc.	$26,609
125	Mettler Toledo International, Inc.*	9,568
731	PerkinElmer, Inc.	13,114
30,651	Sanmina-SCI Corp.*	22,988
360	Thomas & Betts Corp.*	8,550
3,207	Tyco Electronics Ltd.	62,344
3,354	Vishay Intertechnology, Inc.*	14,456
		313,830
	Energy - Alternate Sources—0.1%
340	Covanta Holding Corp.*	7,330
	Engineering & Construction—1.9%
858	Aecom Technology Corp.*	15,127
915	EMCOR Group, Inc.*	16,260
669	Fluor Corp.	26,713
200	Foster Wheeler Ltd.*	5,480
388	Granite Construction, Inc.	13,840
460	Jacobs Engineering Group, Inc.*	16,758
1,441	KBR, Inc.	21,384
245	McDermott International, Inc.*	4,197
341	Shaw Group (The), Inc.*	6,100
639	URS Corp.*	18,780
		144,639
	Environmental Control—3.3%
7,527	Allied Waste Industries, Inc.*	78,431
1,178	Nalco Holding Co.	16,633
941	Republic Services, Inc.	22,302
4,044	Waste Management, Inc.	126,295
		243,661
	Forest Products & Paper—1.9%
2,326	MeadWestvaco, Corp.	32,634
2,836	Weyerhaeuser Co.	108,392
		141,026
	Hand/Machine Tools—0.3%
603	Kennametal, Inc.	12,795
192	Lincoln Electric Holdings, Inc.	8,285
		21,080
	Household Products/Wares—0.6%
1,164	Fortune Brands, Inc.	44,395
	Machinery - Construction & Mining—1.8%
3,111	Caterpillar, Inc.	118,747
208	Joy Global, Inc.	6,028
483	Terex Corp.*	8,061
		132,836
	Machinery - Diversified—2.1%
467	AGCO Corp.*	14,720
979	Cummins, Inc.	25,307
1,671	Deere & Co.	64,434
176	Flowserve Corp.	10,018

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
170	NACCO Industries, Inc., Class A	$10,474
826	Rockwell Automation, Inc.	22,855
254	Roper Industries, Inc.	11,519
		159,327
	Metal Fabricate/Hardware—0.7%
518	Mueller Industries, Inc.	11,847
369	Mueller Water Products, Inc., Class A	2,583
1,106	Mueller Water Products, Inc., Class B	7,277
278	Precision Castparts Corp.	18,017
892	Timken (The) Co.	14,165
		53,889
	Mining—0.4%
543	Vulcan Materials Co.	29,474
	Miscellaneous Manufacturing—32.6%
3,714	3M Co.	238,810
296	Acuity Brands, Inc.	10,348
334	AptarGroup, Inc.	10,127
235	Brink's (The) Co.	11,395
441	Carlisle Cos., Inc.	10,253
1,054	Cooper Industries Ltd., Class A	32,621
363	Crane Co.	5,942
678	Danaher Corp.	40,165
1,232	Dover Corp.	39,141
1,093	Eaton Corp.	48,748
70,333	General Electric Co.	1,372,197
416	Harsco Corp.	9,847
3,947	Honeywell International, Inc.	120,186
2,701	Illinois Tool Works, Inc.	90,186
2,272	Ingersoll-Rand Co. Ltd., Class A	41,918
884	ITT Corp.	39,338
70	John Bean Technologies Corp.	587
499	Pall Corp.	13,179
1,058	Parker Hannifin Corp.	41,019
746	Pentair, Inc.	20,619
314	SPX Corp.	12,164
358	Teleflex, Inc.	18,970
1,355	Textron, Inc.	23,984
566	Trinity Industries, Inc.	9,554
6,529	Tyco International Ltd. (Bermuda)	165,053
		2,426,351
	Packaging & Containers—3.0%
713	Ball Corp.	24,385
1,169	Bemis Co., Inc.	29,038
1,419	Crown Holdings, Inc.*	28,635
2,308	Graphic Packaging Holding Co.*	4,270
174	Greif, Inc., Class A	7,061
15	Greif, Inc., Class B	504
644	Owens-Illinois, Inc.*	14,735
605	Packaging Corp. of America	10,182
1,055	Pactiv Corp.*	24,856

Number of Shares		Value
	Common Stocks (Continued)
1,158	Sealed Air Corp.	$19,593
218	Silgan Holdings, Inc.	10,146
4,478	Smurfit-Stone Container Corp.*	6,045
1,052	Sonoco Products Co.	26,489
3,030	Temple-Inland, Inc.	17,968
		223,907
	Retail—0.3%
331	MSC Industrial Direct Co., Class A	11,870
588	World Fuel Services Corp.	12,601
		24,471
	Software—1.1%
897	Broadridge Financial Solutions, Inc.	10,854
1,010	Fidelity National Information Services, Inc.	15,241
808	Fiserv, Inc.*	26,955
599	IMS Health, Inc.	8,590
959	Metavante Technologies, Inc.*	16,082
		77,722
	Telecommunications—0.1%
287	Anixter International, Inc.*	9,646
	Textiles—0.3%
886	Cintas Corp.	20,998
	Transportation—16.2%
345	Alexander & Baldwin, Inc.	11,006
1,707	Burlington Northern Santa Fe Corp.	152,025
530	C.H. Robinson Worldwide, Inc.	27,443
522	Con-way, Inc.	17,769
1,982	CSX Corp.	90,617
536	Expeditors International of Washington, Inc.	17,500
2,320	FedEx Corp.	151,658
418	General Maritime Corp.	6,333
489	J.B. Hunt Transport Services, Inc.	13,902
515	Kansas City Southern*	15,898
2,102	Norfolk Southern Corp.	125,994
309	Overseas Shipholding Group, Inc.	11,612
724	Ryder System, Inc.	28,685
469	Ship Finance International Ltd. (Bermuda)	6,402
490	Teekay Corp. (Bahamas)	10,462
2,761	Union Pacific Corp.	184,352
5,853	United Parcel Service, Inc., Class B	308,922
565	Werner Enterprises, Inc.	11,085
3,139	YRC Worldwide, Inc.*	14,377
		1,206,042
	Trucking & Leasing—0.2%
493	GATX Corp.	14,075
	Total Common Stocks (Cost $12,862,418)	7,484,570

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.6%
46,962	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $46,962)	$46,962
	Total Investments (Cost $12,909,380)—101.1%	7,531,532
	Liabilities in excess of other assets—(1.1%)	(83,939)
	Net Assets—100.0%	$7,447,593

*  Non-income producing security.

See Notes to Financial Statements.

26

Portfolio Composition

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Telephone - Integrated	29.5
Applications Software	17.1
Computers	13.2
Electronic Component - Semiconductors	8.6
Wireless Equipment	4.4
Networking Products	4.2
Enterprise Software/Services	3.8
Computer Services	2.3
Computers - Memory Devices	2.0
Distribution/Wholesale	1.6
Office Automation & Equipment	1.6
Web Portals/ISP	1.5
Internet Security	1.4
Semiconductor Equipment	1.2
Semiconductor Components - Integrated Circuits	1.1
Telecommunication Services	1.1
Computers - Integrated System	0.8
Consulting Services	0.7
Cellular Telecommunications	0.6
Telecommunication Equipment	0.6
E-Commerce/Services	0.5
Computers - Peripheral Equipment	0.4
Electronic Forms	0.4
Telecommunication Equipment Fiber Optics	0.4
Electronic Design Automation	0.3
Medical Information Systems	0.2
Computer Aided Design	0.1
Diversified Operations	0.1
Money Market Fund	1.8
Other	(1.5)

Schedule of Investments

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.7%
	Applications Software—17.1%
834	Check Point Software Technologies (Israel)*	$16,863
461	Citrix Systems, Inc.*	11,880
1,541	Compuware Corp.*	9,832
1,133	Intuit, Inc.*	28,393
53,748	Microsoft Corp.	1,200,193
		1,267,161
	Cellular Telecommunications—0.6%
330	Leap Wireless International, Inc.*	9,253
527	NII Holdings, Inc.*	13,576
483	United States Cellular Corp.*	18,503
		41,332

Number of Shares		Value
	Common Stocks (Continued)
	Computer Aided Design—0.1%
407	Autodesk, Inc.*	$8,673
	Computer Services—2.3%
286	CACI International, Inc., Class A*	11,777
2,430	Computer Sciences Corp.*	73,289
264	DST Systems, Inc.*	10,713
2,718	IKON Office Solutions, Inc. (Japan)	46,831
894	Insight Enterprises, Inc.*	8,699
823	Perot Systems Corp., Class A*	11,843
7,050	Unisys Corp.*	10,716
		173,868

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Computers—13.2%
1,366	Apple, Inc.*	$146,968
12,006	Dell, Inc.*	145,873
7,752	Hewlett-Packard Co.	296,747
3,941	International Business Machines Corp.	366,394
4,803	Sun Microsystems, Inc.*	22,094
		978,076
	Computers - Integrated System—0.8%
874	Diebold, Inc.	25,975
1,711	NCR Corp.*	31,277
		57,252
	Computers - Memory Devices—2.0%
7,292	EMC Corp.*	85,899
973	NetApp, Inc.*	13,165
1,667	SanDisk Corp.*	14,820
3,089	Seagate Technology (Cayman Islands)	20,912
1,007	Western Digital Corp.*	16,616
		151,412
	Computers - Peripheral Equipment—0.4%
1,070	Lexmark International, Inc., Class A*	27,638
	Consulting Services—0.7%
2,738	SAIC, Inc.*	50,571
	Distribution/Wholesale—1.6%
5,322	Ingram Micro, Inc., Class A*	70,943
2,283	Tech Data Corp.*	48,970
		119,913
	Diversified Operations—0.1%
376	Leucadia National Corp.	10,092
	E-Commerce/Services—0.5%
2,056	IAC/InterActiveCorp*	34,459
	Electronic Component - Semiconductors—8.6%
9,260	Advanced Micro Devices, Inc.*	32,410
944	Altera Corp.	16,378
1,072	Amkor Technology, Inc.*	4,352
1,721	Broadcom Corp., Class A*	29,395
1,114	Fairchild Semiconductor International, Inc.*	6,328
19,301	Intel Corp.	308,816
713	International Rectifier Corp.*	11,009
602	Intersil Corp., Class A	8,241
3,800	LSI Corp.*	14,630
161	MEMC Electronic Materials, Inc.*	2,959
688	Microchip Technology, Inc.	16,945
10,216	Micron Technology, Inc.*	48,117
1,262	National Semiconductor Corp.	16,621
1,192	NVIDIA Corp.*	10,442
8,595	Spansion, Inc., Class A*	5,329

Number of Shares		Value
	Common Stocks (Continued)
4,645	Texas Instruments, Inc.	$90,856
999	Xilinx, Inc.	18,402
		641,230
	Electronic Design Automation—0.3%
1,849	Cadence Design Systems, Inc.*	7,525
642	Synopsys, Inc.*	11,736
		19,261
	Electronic Forms—0.4%
988	Adobe Systems, Inc.*	26,320
	Enterprise Software/Services—3.8%
507	BMC Software, Inc.*	13,091
1,459	CA, Inc.	25,970
12,954	Oracle Corp.*	236,929
317	SYNNEX Corp.*	4,891
		280,881
	Internet Security—1.4%
433	McAfee, Inc.*	14,094
5,355	Symantec Corp.*	67,366
1,046	VeriSign, Inc.*	22,175
		103,635
	Medical Information Systems—0.2%
303	Cerner Corp.*	11,281
	Networking Products—4.2%
15,482	Cisco Systems, Inc.*	275,115
1,747	Juniper Networks, Inc.*	32,739
		307,854
	Office Automation & Equipment—1.6%
1,831	Pitney Bowes, Inc.	45,372
8,718	Xerox Corp.	69,919
		115,291
	Semiconductor Components - Integrated Circuits—1.1%
1,343	Analog Devices, Inc.	28,687
4,140	Atmel Corp.*	17,181
1,391	Integrated Device Technology, Inc.*	8,847
772	Linear Technology Corp.	17,509
1,813	Marvell Technology Group Ltd. (Bermuda)*	12,618
		84,842
	Semiconductor Equipment—1.2%
3,982	Applied Materials, Inc.	51,408
672	KLA-Tencor Corp.	15,624
398	Lam Research Corp.*	8,899
682	Novellus Systems, Inc.*	10,776
1,064	Teradyne, Inc.*	5,426
		92,133

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Equipment—0.6%
520	Harris Corp.	$18,694
3,491	Tellabs, Inc.*	14,802
4,714	UTStarcom, Inc.*	11,219
		44,715
	Telecommunication Equipment Fiber Optics—0.4%
2,992	Corning, Inc.	32,403
	Telecommunication Services—1.1%
964	Amdocs Ltd. (Guernsey)*	21,748
1,311	Embarq Corp.	39,330
3,620	Virgin Media, Inc.	20,851
		81,929
	Telephone - Integrated—29.5%
37,673	AT&T, Inc.	1,008,505
1,073	CenturyTel, Inc.	26,943
5,530	Frontier Communications Corp.	42,083
10,576	Level 3 Communications, Inc.*	11,105
21,247	Qwest Communications International, Inc.	60,766
52,720	Sprint Nextel Corp.	165,014
467	Telephone & Data Systems, Inc.	12,539
504	Telephone & Data Systems, Inc., Special Shares	13,810
28,283	Verizon Communications, Inc.	839,157
1,635	Windstream Corp.	12,279
		2,192,201
	Web Portals/ISP—1.5%
227	Google, Inc., Class A*	81,575
2,232	Yahoo!, Inc.*	28,614
		110,189
	Wireless Equipment—4.4%
930	American Tower Corp., Class A*	30,048
272	Crown Castle International Corp.*	5,758
25,048	Motorola, Inc.	134,508
4,174	QUALCOMM, Inc.	159,698
		330,012
	Total Common Stocks (Cost $11,162,638)	7,394,624

Number of Shares		Value
	Money Market Fund—1.8%
136,536	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $136,536)	$136,536
	Total Investments (Cost $11,299,174)—101.5%	7,531,160
	Liabilities in excess of other assets—(1.5%)	(113,988)
	Net Assets—100.0%	$7,417,172

*  Non-income producing security.

See Notes to Financial Statements.

29

Portfolio Composition

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Financials	25.6
Industrials	17.5
Consumer Discretionary	15.9
Information Technology	14.1
Health Care	8.2
Energy	5.8
Consumer Staples	4.3
Materials	4.3
Utilities	2.6
Telecommunication Services	1.5
Money Market Fund	0.1
Other	0.1

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Consumer Discretionary—15.9%
10,139	1-800-FLOWERS.COM, Inc., Class A*	$54,244
3,136	4Kids Entertainment, Inc.*	16,589
11,492	99 Cents Only Stores*	140,202
5,709	A.C. Moore Arts & Crafts, Inc.*	15,871
10,326	Aaron Rents, Inc.	255,981
4,751	Aeropostale, Inc.*	115,022
15,024	AFC Enterprises, Inc.*	73,017
3,746	Alloy, Inc.*	18,805
729	Amcon Distributing Co.	13,414
3,415	Ameristar Casinos, Inc.	31,452
1,260	Arbitron, Inc.	41,051
9,946	Arctic Cat, Inc.	75,391
3,968	ATC Technology Corp.*	87,018
8,173	Audiovox Corp., Class A*	48,139
2,410	Bally Technologies, Inc.*	53,382
4,776	Bassett Furniture Industries, Inc.*	21,062
3,401	Bebe Stores, Inc.	30,133
853	Benihana, Inc.*	2,405
2,340	Benihana, Inc., Class A*	6,973
7,583	Big 5 Sporting Goods Corp.	47,621
8,597	Bluegreen Corp.*	41,695
6,656	Blyth, Inc.	57,242
6,308	Bob Evans Farms, Inc.	131,711
18,115	Bon-Ton Stores (The), Inc.	40,578
4,373	Books-A-Million, Inc.	13,775
12,370	Brown Shoe Co., Inc.	130,380
1,899	Buckle (The), Inc.	50,020
4,359	Build-A-Bear Workshop, Inc.*	22,667
12,958	Cabela's, Inc.*	103,016

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,111	Cache, Inc.*	$11,168
14,545	California Coastal Communities, Inc.*	18,472
4,143	California Pizza Kitchen, Inc.*	40,477
9,144	Callaway Golf Co.	95,646
8,009	Carmike Cinemas, Inc.	17,219
4,595	Carrols Restaurant Group, Inc.*	9,328
4,886	Carter's, Inc.*	103,779
14,864	Casual Male Retail Group, Inc.*	28,242
6,646	Cato Corp. (The), Class A	103,146
5,945	CBRL Group, Inc.	118,424
4,093	CEC Entertainment, Inc.*	105,108
14,294	Champion Enterprises, Inc.*	26,730
2,864	Charlotte Russe Holding, Inc.*	24,201
8,108	Cheesecake Factory (The), Inc.*	71,350
1,218	Cherokee, Inc.	25,152
3,849	Children's Place Retail Stores (The), Inc.*	128,672
474	Chipotle Mexican Grill, Inc., Class A*	24,056
590	Chipotle Mexican Grill, Inc., Class B*	25,234
3,144	Choice Hotels International, Inc.	85,957
6,260	Christopher & Banks Corp.	32,677
525	Churchill Downs, Inc.	19,940
4,886	Cinemark Holdings, Inc.	40,505
1,973	Citi Trends, Inc.*	33,008
12,399	CKE Restaurants, Inc.	105,268
3,658	CKX, Inc.*	16,242
12,265	Coachmen Industries, Inc.*	14,105
2,954	Coinstar, Inc.*	70,866
13,749	Coldwater Creek, Inc.*	49,359
1,705	Columbia Sportswear Co.	62,863
5,161	Conn's, Inc.*	69,932

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,707	Corinthian Colleges, Inc.*	$252,855
31,420	Cost Plus, Inc.*	53,414
14,112	Cox Radio, Inc., Class A*	76,910
486	CROCS, Inc.*	1,220
1,410	CSS Industries, Inc.	31,302
1,415	CTC Media, Inc.*	10,471
11,852	Cumulus Media, Inc., Class A*	12,445
428	Deckers Outdoor Corp.*	36,320
8,463	DEI Holdings, Inc.*	1,946
27,854	Denny's Corp.*	49,859
2,988	DeVry, Inc.	169,390
2,256	DineEquity, Inc.	40,676
4,919	Dixie Group, Inc.*	20,168
5,882	Domino's Pizza, Inc.*	34,998
3,190	Dorman Products, Inc.*	35,888
4,244	Dover Downs Gaming & Entertainment, Inc.	21,729
4,524	DreamWorks Animation SKG, Inc., Class A*	127,124
12,593	Dress Barn, Inc.*	120,389
2,195	Drew Industries, Inc.*	26,560
7,062	DSW, Inc., Class A*	91,312
2,836	Duckwall-ALCO Stores, Inc.*	36,556
22,643	Eddie Bauer Holdings, Inc.*	77,665
43,616	Emmis Communications Corp., Class A*	28,350
17,239	Entravision Communications Corp., Class A*	32,582
7,436	Ethan Allen Interiors, Inc.	133,030
51,001	Finish Line (The), Inc., Class A	488,079
3,068	Flexsteel Industries	24,943
2,666	Fossil, Inc.*	48,388
14,399	Fred's, Inc., Class A	176,388
3,578	Gander Mountain Co.*	7,263
5,101	Gaylord Entertainment Co.*	109,212
4,456	Genesco, Inc.*	110,553
12,478	Gentex Corp.	119,664
2,012	G-III Apparel Group Ltd.*	27,786
6,565	Golfsmith International Holdings, Inc.*	6,237
7,828	Great Wolf Resorts, Inc.*	14,795
2,616	GSI Commerce, Inc.*	27,076
1,357	Guess?, Inc.	29,542
2,482	Gymboree (The) Corp.*	64,185
220	Hallwood Group, Inc.*	7,370
13,364	Harris Interactive, Inc.*	15,502
6,440	Harte-Hanks, Inc.	45,209
5,187	Hastings Entertainment, Inc.*	23,497
8,122	Haverty Furniture Cos., Inc.	79,920
63,480	Hayes Lemmerz International, Inc.*	84,428
5,660	Helen of Troy Ltd.*	101,823
2,262	HHGregg, Inc.*	12,396
3,395	Hibbett Sports, Inc.*	60,465
1,989	Hooker Furniture Corp.	18,120
20,052	HOT Topic, Inc.*	129,937
2,666	Iconix Brand Group, Inc.*	29,033

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,825	Interactive Data Corp.	$66,614
4,798	International Speedway Corp., Class A	150,609
10,121	Isle of Capri Casinos, Inc.*	51,516
1,913	ITT Educational Services, Inc.*	167,674
1,662	J.Crew Group, Inc.*	33,656
3,530	Jackson Hewitt Tax Service, Inc.	48,643
4,421	JAKKS Pacific, Inc.*	98,898
9,167	Jo-Ann Stores, Inc.*	175,640
5,165	John Wiley & Sons, Inc., Class A	179,639
1,711	Johnson Outdoors, Inc., Class A	14,304
3,037	Jos. A Bank Clothiers, Inc.*	77,352
17,266	Journal Communications, Inc., Class A	43,165
4,279	Kenneth Cole Productions, Inc., Class A	56,825
38,227	Kirkland's, Inc.*	80,277
25,165	Krispy Kreme Doughnuts, Inc.*	69,455
5,684	K-Swiss, Inc., Class A	85,999
5,728	Landry's Restaurants, Inc.	71,886
25,316	La-Z-Boy, Inc.	146,326
14,812	Leapfrog Enterprises, Inc.*	99,981
2,958	Libbey, Inc.	10,826
1,715	Life Time Fitness, Inc.*	32,654
2,492	Lifetime Brands, Inc.	12,211
14,051	Lin TV Corp., Class A*	24,027
1,084	Lincoln Educational Services Corp.*	15,675
21,407	Lithia Motors, Inc., Class A	87,769
4,507	LKQ Corp.*	51,560
4,981	LodgeNet Interactive Corp.*	4,981
6,624	Lodgian, Inc.*	33,782
4,120	Luby's, Inc.*	19,941
6,919	M/I Homes, Inc.	94,168
5,014	Magna Entertainment Corp., Class A (Canada)*	9,476
1,824	Maidenform Brands, Inc.*	20,028
4,781	Marcus Corp.	67,077
1,967	Marine Products Corp.	12,176
10,171	MarineMax, Inc.*	23,597
3,253	Marvel Entertainment, Inc.*	104,714
2,502	Matthews International Corp., Class A	111,664
3,844	McCormick & Schmick's Seafood Restaurants, Inc.*	18,797
13,897	Media General, Inc., Class A	106,034
31,293	Mediacom Communications Corp., Class A*	138,941
8,112	Men's Wearhouse (The), Inc.	124,032
14,865	Modine Manufacturing Co.	110,001
2,548	Monro Muffler, Inc.	54,858
3,207	Morgans Hotel Group Co.*	15,265
277	Morningstar, Inc.*	10,371
3,227	Morton's Restaurant Group, Inc.*	11,165
3,022	Mothers Work, Inc.*	26,533
3,506	Movado Group, Inc.	53,326
9,460	MTR Gaming Group, Inc.*	25,353

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,703	Multimedia Games, Inc.*	$23,263
804	National Presto Industries, Inc.	53,265
22,187	Nautilus, Inc.	54,136
31,939	Navarre Corp.*	29,384
3,349	NetFlix, Inc.*	82,921
8,785	New York & Co., Inc.*	24,774
3,926	Nexstar Broadcasting Group, Inc., Class A*	4,672
2,291	NutriSystem, Inc.	32,418
9,760	O'Charleys, Inc.	73,200
15,779	Orbitz Worldwide, Inc.*	53,175
2,066	Orient-Express Hotels Ltd., Class A	25,412
3,992	Orleans Homebuilders, Inc.	12,255
5,569	Oxford Industries, Inc.	75,014
3,354	P.F. Chang's China Bistro, Inc.*	68,623
16,741	Pacific Sunwear of California, Inc.*	57,254
14,327	Palm Harbor Homes, Inc.*	123,212
2,761	Panera Bread Co., Class A*	124,576
3,211	Papa John's International, Inc.*	72,440
18,949	PEP Boys-Manny, Moe & Jack	91,334
3,579	Perry Ellis International, Inc.*	35,038
5,497	Phillips-Van Heusen Corp.	134,731
38,706	Pier 1 Imports, Inc.*	53,414
9,891	Pinnacle Entertainment, Inc.*	55,390
4,591	Playboy Enterprises, Inc., Class B*	11,340
8,450	Pomeroy IT Solutions, Inc.*	21,970
7,683	Pool Corp.	133,761
725	Pre-Paid Legal Services, Inc.*	28,623
1,062	priceline.com, Inc.*	55,893
205	PRIMEDIA, Inc.	256
110,436	Radio One, Inc., Class D*	8,824
5,006	RC2 Corp.*	63,576
11,665	RCN Corp.*	75,239
4,899	Red Lion Hotels Corp.*	13,570
1,660	Red Robin Gourmet Burgers, Inc.*	25,215
24,613	Retail Ventures, Inc.*	50,703
3,044	Rex Stores Corp.*	27,031
24,750	Ruby Tuesday, Inc.*	59,648
7,425	Russ Berrie & Co., Inc.*	20,048
6,178	Saga Communications, Inc., Class A*	33,052
12,928	Salem Communications Corp., Class A*	13,574
11,352	Sally Beauty Holdings, Inc.*	57,668
2,679	Sauer-Danfoss, Inc.	27,460
6,196	Scientific Games Corp., Class A*	111,528
6,217	Sealy Corp.	20,081
17,219	Select Comfort Corp.*	8,265
3,474	Shiloh Industries, Inc.	17,405
4,226	Shoe Carnival, Inc.*	59,206
9,427	Sinclair Broadcast Group, Inc., Class A	30,449
6,734	Skechers U.S.A., Inc., Class A*	91,448
2,173	Skyline Corp.	46,980
4,306	Sonic Corp.*	46,074

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,570	Sotheby's	$23,927
68,243	Source Interlink Cos., Inc.*	25,250
41,996	Spanish Broadcasting System, Inc., Class A*	9,659
2,266	Speedway Motorsports, Inc.	36,143
10,131	Stage Stores, Inc.	78,110
10,388	Standard Motor Products, Inc.	43,733
2,831	Stanley Furniture Co., Inc.	27,857
8,833	Steak n Shake (The) Co.*	45,490
18,333	Stein Mart, Inc.	39,416
1,651	Steiner Leisure Ltd.*	42,761
2,263	Steinway Musical Instruments*	50,374
3,056	Steven Madden Ltd.*	66,560
16,884	Stewart Enterprises, Inc., Class A	87,290
4,315	Stoneridge, Inc.*	24,552
356	Strayer Education, Inc.	80,552
4,584	Sturm Ruger & Co., Inc.*	32,776
8,235	Superior Industries International, Inc.	117,761
4,798	Systemax, Inc.	67,940
13,979	Tarragon Corp.*	1,817
4,944	Tempur-Pedic International, Inc.	38,613
6,054	Texas Roadhouse, Inc., Class A*	42,499
6,144	Tim Hortons, Inc. (Canada)	154,644
2,758	Town Sports International Holdings, Inc.*	6,867
5,805	Tractor Supply Co.*	241,255
27,054	Trans World Entertainment Corp.*	64,930
32,775	Trump Entertainment Resorts, Inc.*	21,959
14,870	Tuesday Morning Corp.	33,309
3,237	Tween Brands, Inc.*	27,579
1,490	Ulta Salon Cosmetics & Fragrance, Inc.*	13,142
1,221	Under Armour, Inc., Class A*	31,746
34,608	Unifi, Inc.*	166,118
3,009	UniFirst Corp.	98,184
2,855	Universal Technical Institute, Inc.*	47,108
4,917	Urban Outfitters, Inc.*	106,896
1,680	Vail Resorts, Inc.*	55,877
13,549	Valassis Communications, Inc.*	60,158
8,020	ValueVision Media, Inc., Class A*	5,534
3,072	Velcro Industries N.V. (Netherlands)	60,042
5,312	Warnaco Group (The), Inc.*	158,351
1,781	Weight Watchers International, Inc.	55,710
8,323	West Marine, Inc.*	52,685
18,592	Wet Seal (The), Inc., Class A*	54,660
1,329	Weyco Group, Inc.	36,946
5,258	Winnebago Industries, Inc.	31,233
1,821	WMS Industries, Inc.*	45,525
5,179	Wolverine World Wide, Inc.	121,707
6,080	World Wrestling Entertainment, Inc., Class A	86,579
606	Wynn Resorts Ltd.	36,602
		15,227,627

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Consumer Staples—4.3%
26,739	Alliance One International, Inc.*	$89,308
2,337	Andersons (The), Inc.	62,234
389	Arden Group, Inc., Class A	58,350
5,630	B&G Foods, Inc., Class A	21,000
3,196	Bare Escentuals, Inc.*	13,359
971	Boston Beer Co., Inc., Class A*	36,694
1,177	Cal-Maine Foods, Inc.	34,592
2,148	Central European Distribution Corp.*	61,841
15,133	Central Garden & Pet Co.*	51,150
30,809	Central Garden & Pet Co., Class A*	97,973
369	Chattem, Inc.*	27,922
4,319	Church & Dwight Co., Inc.	255,209
1,863	Coca-Cola Bottling Co. Consolidated	82,307
3,753	Darling International, Inc.*	28,298
3,991	Diamond Foods, Inc.	116,657
7,130	Elizabeth Arden, Inc.*	123,278
1,003	Farmer Bros. Co.	24,072
9,145	Flowers Foods, Inc.	271,148
5,268	Hain Celestial Group, Inc.*	122,428
1,142	Hansen Natural Corp.*	28,915
1,790	Herbalife Ltd. (Cayman Islands)	43,730
5,338	Imperial Sugar Co.	63,202
4,618	Ingles Markets, Inc., Class A	86,172
1,383	Inter Parfums, Inc.	16,126
2,177	J & J Snack Foods Corp.	68,271
6,378	John B. Sanfilippo & Son, Inc.*	45,985
4,293	Lancaster Colony Corp.	135,401
6,351	Lance, Inc.	131,402
3,645	Mannatech, Inc.	14,616
3,262	National Beverage Corp.*	29,880
7,338	Nu Skin Enterprises, Inc., Class A	94,587
6,839	Prestige Brands Holdings, Inc.*	47,257
2,452	Pricesmart, Inc.	36,535
7,314	Ralcorp Holdings, Inc.*	495,011
3,081	Reddy Ice Holdings, Inc.	8,195
2,633	Sanderson Farms, Inc.	82,202
3,307	Seneca Foods Corp., Class A*	53,805
1,786	Seneca Foods Corp., Class B*	31,889
6,532	Spartan Stores., Inc.	176,299
1,987	Spectrum Brands, Inc.*	1,212
3,313	Susser Holdings Corp.*	51,617
4,008	Tootsie Roll Industries, Inc.	99,679
6,434	TreeHouse Foods, Inc.*	194,693
12,370	United Natural Foods, Inc.*	276,345
1,038	USANA Health Sciences, Inc.*	39,382
5,551	Vector Group Ltd.	94,645
1,259	Village Super Market, Inc., Class A	61,867
2,334	WD-40 Co.	67,919
		4,154,659

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—5.8%
2,326	Adams Resources & Energy, Inc.	$43,264
2,539	Allis-Chalmers Energy, Inc.*	17,164
4,122	Alpha Natural Resources, Inc.*	147,444
2,410	Arlington Tankers Ltd. (Bermuda)	23,425
1,589	Atlas America, Inc.	36,404
1,177	ATP Oil & Gas Corp.*	14,171
2,389	Atwood Oceanics, Inc.*	65,650
15,609	Aventine Renewable Energy Holdings*	30,438
5,267	Basic Energy Services, Inc.*	72,053
2,709	Berry Petroleum Co., Class A	63,120
1,324	Bill Barrett Corp.*	27,010
7,170	Brigham Exploration Co.*	56,213
3,653	Bristow Group, Inc.*	90,485
1,901	Bronco Drilling Co., Inc.*	14,676
4,269	Cabot Oil & Gas Corp.	119,831
2,874	Cal Dive International, Inc.*	24,458
4,047	Callon Petroleum Co.*	41,765
1,513	CARBO Ceramics, Inc.	65,468
751	Carrizo Oil & Gas, Inc.*	17,566
790	Clayton Williams Energy, Inc.*	38,260
1,010	CNX Gas Corp.*	25,543
7,859	Complete Production Services, Inc.*	97,373
4,832	Comstock Resources, Inc.*	238,796
1,481	Continental Resources, Inc.*	47,970
2,740	Copano Energy LLC	60,362
504	Core Laboratories N.V. (Netherlands)	37,145
3,361	Crosstex Energy, Inc.	34,316
3,930	Delek US Holdings, Inc.	21,969
1,780	Delta Petroleum Corp.*	16,732
6,509	DHT Maritime, Inc.	34,237
5,796	Dresser-Rand Group, Inc.*	129,830
1,410	Dril-Quip, Inc.*	34,827
8,697	Edge Petroleum Corp.*	5,131
3,873	Encore Acquisition Co.*	120,644
11,274	Energy Partners Ltd.*	48,704
15,198	EXCO Resources, Inc.*	139,670
6,616	Global Industries Ltd.*	16,871
24,105	Grey Wolf, Inc.*	154,754
1,226	Gulf Island Fabrication, Inc.	24,164
1,999	Gulfmark Offshore, Inc.*	73,963
5,112	Harvest Natural Resources, Inc.*	43,401
4,198	Hercules Offshore, Inc.*	30,603
2,960	Holly Corp.	58,105
1,900	Hornbeck Offshore Services, Inc.*	45,220
1,432	IHS, Inc., Class A*	50,678
23,995	International Coal Group, Inc.*	112,297
5,743	ION Geophysical Corp.*	37,674
3,218	James River Coal Co.*	61,850
15,166	Key Energy Services, Inc.*	94,029
4,456	Kinder Morgan Management LLC*	222,577

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,196	Knightsbridge Tankers Ltd. (Bermuda)	$110,970
4,475	Linn Energy LLC	74,509
1,238	Lufkin Industries, Inc.	64,772
8,292	Mariner Energy, Inc.*	119,322
2,410	Matrix Service Co.*	29,523
1,216	NATCO Group, Inc., Class A*	25,706
19,513	Newpark Resources, Inc.*	112,200
7,772	Nordic American Tanker Shipping Ltd. (Bermuda)	230,439
3,111	Oceaneering International, Inc.*	87,637
2,060	Oil States International, Inc.*	47,648
19,709	Parker Drilling Co.*	100,910
3,003	Penn Virginia Corp.	111,622
1,031	Petroleum Development Corp.*	21,352
3,471	PetroQuest Energy, Inc.*	34,536
2,703	PHI, Inc.*	56,709
6,334	Pioneer Drilling Co.*	49,025
1,167	Quicksilver Resources, Inc.*	12,218
3,377	Range Resources Corp.	142,577
8,771	Rosetta Resources, Inc.*	92,534
2,635	RPC, Inc.	27,905
2,679	SandRidge Energy, Inc.*	28,665
4,851	St. Mary Land & Exploration Co.	120,741
3,550	Superior Energy Services, Inc.*	75,686
1,195	Superior Well Services, Inc.*	20,016
4,192	Swift Energy Co.*	134,479
6,481	TETRA Technologies, Inc.*	45,108
17,533	TOP Ships, Inc. (Greece)*	29,806
548	Trico Marine Services, Inc.*	4,932
3,704	Tsakos Energy Navigation Ltd. (Bermuda)	91,637
2,278	Ultra Petroleum Corp.*	106,041
884	Union Drilling, Inc.*	4,844
2,472	Venoco, Inc.*	10,457
8,711	VeraSun Energy Corp.*	4,181
2,511	W&T Offshore, Inc.	48,136
2,332	Walter Industries, Inc.	90,365
4,434	Western Refining, Inc.	29,575
1,414	Willbros Group, Inc.*	21,903
		5,546,986
	Financials—25.6%
3,420	1st Source Corp.	73,393
3,164	Acadia Realty Trust	57,173
11,900	Advance America Cash Advance Centers, Inc.	31,892
2,623	Advanta Corp., Class A	6,217
9,799	Advanta Corp., Class B	44,291
3,085	Affiliated Managers Group, Inc.*	143,082
4,280	Affirmative Insurance Holdings, Inc.	5,093
1,601	Agree Realty Corp.	32,132
3,770	AmCOMP, Inc.*	45,768
5,514	AMCORE Financial, Inc.	25,640

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,766	American Campus Communities, Inc.	$97,841
11,124	American Equity Investment Life Holding Co.	50,280
22,792	American Mortgage Acceptance Co.	0
1,048	American Physicians Capital, Inc.	42,874
2,768	Ameris Bancorp	30,559
3,377	Amerisafe, Inc.*	58,219
1,599	Amtrust Financial Services, Inc.	15,702
4,858	Anchor Bancorp Wisconsin, Inc.	27,691
36,855	Anthracite Capital, Inc.	159,951
15,992	Anworth Mortgage Asset Corp.	93,713
6,153	Arbor Realty Trust, Inc.	22,151
12,617	Ares Capital Corp.	99,170
944	Argo Group International Holdings Ltd. (Bermuda)*	30,114
2,035	Arrow Financial Corp.	52,890
15,423	Ashford Hospitality Trust, Inc.	24,985
3,556	Asset Acceptance Capital Corp.*	28,839
4,290	Associated Estates Realty Corp.	35,006
7,763	Assured Guaranty Ltd. (Bermuda)	87,178
2,844	Asta Funding, Inc.	9,670
1,900	Avatar Holdings, Inc.*	64,505
2,026	Baldwin & Lyons, Inc., Class B	36,853
737	BancFirst Corp.	37,145
11,517	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	122,426
3,683	Bank Mutual Corp.	42,465
2,959	Bank of Granite Corp.	11,392
1,305	Bank of the Ozarks, Inc.	39,672
4,597	BankAtlantic Bancorp, Inc., Class A	28,363
2,446	BankFinancial Corp.	29,817
25,307	BankUnited Financial Corp., Class A	11,768
2,772	Banner Corp.	35,398
1,970	Beneficial Mutual Bancorp, Inc.*	23,345
1,904	Berkshire Hills Bancorp, Inc.	49,561
6,488	BGC Partners, Inc., Class A	26,536
8,671	BioMed Realty Trust, Inc.	121,828
6,410	BlackRock Kelso Capital Corp.	67,305
11,548	Boston Private Financial Holdings, Inc.	102,084
13,682	Brookline Bancorp, Inc.	160,079
12,299	Brown & Brown, Inc.	252,374
2,370	BRT Realty Trust	13,865
2,899	Cadence Financial Corp.	21,743
3,943	Calamos Asset Management, Inc., Class A	32,372
912	California First National Bancorp	7,916
1,090	Camden National Corp.	31,883
1,867	Capital City Bank Group, Inc.	52,276
407	Capital Southwest Corp.	41,514
4,466	Capital Trust, Inc., Class A	35,281
3,009	Capitol Bancorp Ltd.	30,812
1,754	Capitol Federal Financial	81,579
5,823	CapLease, Inc.	39,305

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,551	Capstead Mortgage Corp.	$95,988
4,464	Cascade Bancorp	42,587
2,744	Cash America International, Inc.	97,055
7,064	Cathay General Bancorp	172,927
6,223	Cedar Shopping Centers, Inc.	59,492
6,371	Central Pacific Financial Corp.	99,388
5,803	Chemical Financial Corp.	152,445
3,901	City Bank	40,180
2,172	City Holding Co.	90,876
2,410	CNA Surety Corp.*	33,379
611	Cohen & Steers, Inc.	11,102
2,102	Columbia Banking System, Inc.	33,464
5,039	Community Bank System, Inc.	125,723
2,732	Community Trust Bancorp, Inc.	91,194
2,394	Compass Diversified Holdings	29,207
8,917	Consumer Portfolio Services, Inc.*	9,630
5,228	Corporate Office Properties Trust	162,539
13,989	Corus Bankshares, Inc.	30,776
5,778	Cowen Group, Inc.*	40,850
7,975	Crawford & Co., Class A*	61,487
12,685	Crawford & Co., Class B*	183,933
1,365	Credit Acceptance Corp.*	20,939
13,397	CVB Financial Corp.	169,606
20,972	DCT Industrial Trust, Inc.	103,392
7,116	Delphi Financial Group, Inc., Class A	112,077
8,636	DiamondRock Hospitality Co.	44,734
2,707	Digital Realty Trust, Inc.	90,630
5,685	Dime Community Bancshares, Inc.	94,940
3,414	Dollar Financial Corp.*	39,705
2,867	Donegal Group, Inc., Class A	46,961
9,008	Douglas Emmett, Inc.	136,021
8,972	East West Bancorp, Inc.	155,664
3,286	EastGroup Properties, Inc.	110,015
6,933	Eaton Vance Corp.	152,526
3,785	Education Realty Trust, Inc.	16,086
586	EMC Insurance Group, Inc.	14,334
7,373	Employers Holdings, Inc.	94,079
5,507	Encore Capital Group, Inc.*	51,546
629	Enstar Group Ltd. (Bermuda)*	47,898
4,530	Entertainment Properties Trust	169,649
3,292	Equity Lifestyle Properties, Inc.	138,231
2,198	Essex Property Trust, Inc.	213,865
2,644	Evercore Partners, Inc., Class A	32,177
8,118	Extra Space Storage, Inc.	93,438
4,641	EZCORP, Inc., Class A*	73,513
19,779	F.N.B. Corp.	259,104
1,705	Farmers Capital Bank Corp.	33,725
2,922	FBL Financial Group, Inc., Class A	51,018
7,490	FBR Capital Markets Corp.*	41,270
1,025	FCStone Group, Inc.*	6,099
1,758	Federal Agricultural Mortgage Corp., Class C	10,196

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,106	FelCor Lodging Trust, Inc.	$36,439
3,304	Financial Federal Corp.	76,488
1,649	Financial Institutions, Inc.	26,730
5,244	First Acceptance Corp.*	15,994
3,112	First Bancorp	54,460
23,013	First BanCorp	235,192
2,866	First Busey Corp.	53,422
4,575	First Cash Financial Services, Inc.*	70,318
1,175	First Citizens BancShares, Inc., Class A	179,681
16,238	First Commonwealth Financial Corp.	179,592
1,750	First Community Bancshares, Inc.	54,775
7,355	First Financial Bancorp	98,925
2,530	First Financial Bankshares, Inc.	137,101
1,880	First Financial Corp.	79,486
2,739	First Financial Holdings, Inc.	59,436
9,284	First Marblehead (The) Corp.	15,783
3,132	First Merchants Corp.	68,935
1,974	First Mercury Financial Corp.*	21,299
8,155	First Midwest Bancorp, Inc.	181,123
19,841	First Niagara Financial Group, Inc.	312,892
5,046	First Place Financial Corp.	34,666
4,138	First Potomac Realty Trust	50,815
4,050	First State Bancorp	14,985
4,710	FirstFed Financial Corp.*	42,155
6,431	Flagstone Reinsurance Holdings Ltd. (Bermuda)	68,104
2,962	Flushing Financial Corp.	46,059
6,569	Forest City Enterprises, Inc., Class A	78,105
1,312	FPIC Insurance Group, Inc.*	58,725
14,744	Franklin Bank Corp.*	3,539
16,455	Franklin Street Properties Corp.	194,663
6,965	Frontier Financial Corp.	46,387
1,769	GAMCO Investors, Inc., Class A	67,346
3,364	Getty Realty Corp.	65,497
2,354	GFI Group, Inc.	7,556
6,053	Glacier Bancorp, Inc.	122,089
3,496	Gladstone Capital Corp.	41,637
16,183	Glimcher Realty Trust	84,799
1,987	Great Southern Bancorp, Inc.	21,162
2,031	Greene Bankshares, Inc.	40,112
763	Greenhill & Co., Inc.	50,335
4,718	Grubb & Ellis Co.	7,219
12,947	Guaranty Bancorp*	55,154
3,655	Hancock Holding Co.	161,405
7,902	Hanmi Financial Corp.	31,608
4,522	Harleysville Group, Inc.	142,805
6,361	Harleysville National Corp.	88,227
2,693	Heartland Financial USA, Inc.	63,959
6,408	Hersha Hospitality Trust	26,978
4,543	Hilltop Holdings, Inc.*	42,704
7,996	Horace Mann Educators Corp.	63,648

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,396	IBERIABANK Corp.	$71,112
1,865	Imperial Capital Bancorp, Inc.	9,623
1,873	Independence Holding Co.	12,231
7,965	Independent Bank Corp.	29,232
2,762	Independent Bank Corp.	79,463
2,795	Infinity Property & Casualty Corp.	111,297
10,153	Inland Real Estate Corp.	116,353
4,826	Integra Bank Corp.	29,101
557	IntercontinentalExchange, Inc.*	47,657
7,858	International Bancshares Corp.	204,072
3,931	Invesco Ltd.	58,611
2,916	Investment Technology Group, Inc.*	59,516
3,790	Investors Bancorp, Inc.*	54,424
10,752	Investors Real Estate Trust	106,230
5,100	Irwin Financial Corp.	11,220
6,584	JER Investors Trust, Inc.	21,398
2,192	Jones Lang LaSalle, Inc.	72,161
828	Kansas City Life Insurance Co.	39,537
2,038	KBW, Inc.*	59,673
1,293	Kearny Financial Corp.	14,908
4,287	Kilroy Realty Corp.	137,827
4,585	Kite Realty Group Trust	27,877
10,837	Knight Capital Group, Inc., Class A*	156,703
27,002	LaBranche & Co., Inc.*	168,222
4,024	Lakeland Bancorp, Inc.	44,344
5,473	LaSalle Hotel Properties	77,060
5,303	Lazard Ltd., Class A (Bermuda)	159,992
16,292	Lexington Realty Trust	130,825
3,574	LTC Properties, Inc.	86,384
3,907	Macatawa Bank Corp.	19,574
7,132	Maguire Properties, Inc.	25,319
3,727	MainSource Financial Group, Inc.	66,564
6,858	Max Capital Group Ltd. (Bermuda)	109,385
5,073	MB Financial, Inc.	150,719
5,656	MBT Financial Corp.	24,830
21,249	MCG Capital Corp.	17,424
8,047	Meadowbrook Insurance Group, Inc.	42,408
6,788	Medical Properties Trust, Inc.	50,095
1,309	Merchants Bancshares, Inc.	28,222
25,958	MFA Mortgage Investments, Inc.	142,769
3,748	Mid-America Apartment Communities, Inc.	132,080
4,118	Midwest Banc Holdings, Inc.	12,395
8,409	Mission West Properties, Inc.	72,822
6,947	MSCI, Inc., Class A*	119,766
3,470	Nara Bancorp, Inc.	38,170
882	NASB Financial, Inc.	26,460
6,442	National Financial Partners Corp.	42,904
5,307	National Health Investors, Inc.	158,892
8,315	National Penn Bancshares, Inc.	140,856
11,370	National Retail Properties, Inc.	202,727
663	National Western Life Insurance Co., Class A	125,161

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,279	Navigators Group (The), Inc.*	$64,602
6,116	NBT Bancorp, Inc.	170,514
13,495	NewAlliance Bancshares, Inc.	186,231
9,385	NewStar Financial, Inc.*	50,773
8,470	NorthStar Realty Finance Corp.	48,703
1,260	Northwest Bancorp, Inc.	33,390
1,190	NYMAGIC, Inc.	20,766
2,092	OceanFirst Financial Corp.	34,706
16,907	Ocwen Financial Corp.*	113,277
14,766	Old National Bancorp	279,667
1,883	Old Second Bancorp, Inc.	25,421
6,972	Omega Healthcare Investors, Inc.	105,068
2,399	One Liberty Properties, Inc.	28,452
1,537	optionsXpress Holdings, Inc.	27,297
3,413	Oriental Financial Group, Inc.	55,427
1,385	Oritani Financial Corp.*	23,656
8,981	Pacific Capital Bancorp	176,387
5,256	PacWest Bancorp	131,347
3,405	Park National Corp.	247,713
3,347	Parkway Properties, Inc.	57,736
2,778	Penson Worldwide, Inc.*	19,835
2,166	Peoples Bancorp, Inc.	41,479
1,076	Pico Holdings, Inc.*	26,943
4,612	Piper Jaffray Cos.*	181,943
7,027	PMA Capital Corp., Class A*	32,465
4,088	PMC Commercial Trust	36,792
1,409	Portfolio Recovery Associates, Inc.*	50,555
4,912	Presidential Life Corp.	46,075
2,017	PrivateBancorp, Inc.	72,632
3,813	ProAssurance Corp.*	209,524
3,612	Prospect Capital Corp.	45,439
2,770	Prosperity Bancshares, Inc.	91,992
13,588	Provident Bankshares Corp.	144,984
11,058	Provident Financial Services, Inc.	162,110
4,443	Provident New York Bancorp	53,494
2,112	PS Business Parks, Inc.	95,610
31,381	RAIT Financial Trust	119,875
24,547	RAM Holdings Ltd. (Bermuda)*	18,499
3,991	Ramco-Gershenson Properties Trust	52,601
2,449	Renasant Corp.	51,331
3,241	Republic Bancorp, Inc., Class A	74,608
4,523	Resource Capital Corp.	22,389
6,040	Rewards Network, Inc.*	22,952
2,520	RLI Corp.	144,623
1,980	Royal Bancshares of Pennsylvania, Class A	10,138
4,639	S&T Bancorp, Inc.	158,190
1,573	S.Y. Bancorp, Inc.	43,320
3,022	Safety Insurance Group, Inc.	114,806
2,388	Sandy Spring Bancorp, Inc.	51,270
2,754	Santander BanCorp	26,135
1,131	Saul Centers, Inc.	41,383

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,164	SCBT Financial Corp.	$39,448
3,302	SeaBright Insurance Holdings, Inc.*	34,539
4,917	Seacoast Banking Corp. of Florida	43,663
7,337	Security Bank Corp.	14,527
6,263	SEI Investments Co.	110,730
2,647	Signature Bank*	86,239
2,389	Simmons First National Corp., Class A	74,107
2,714	Southwest Bancorp, Inc.	39,299
3,754	Sovran Self Storage, Inc.	121,817
6,194	St. Joe (The) Co.	191,518
5,797	State Auto Financial Corp.	152,693
4,407	StellarOne Corp.	74,919
3,853	Sterling Bancorp	60,415
8,923	Sterling Bancshares, Inc.	71,027
7,809	Sterling Financial Corp. of Spokane	66,298
1,394	Stifel Financial Corp.*	60,848
11,748	Strategic Hotels & Resorts, Inc.	58,153
1,342	Suffolk Bancorp	43,548
3,378	Sun Bancorp, Inc.*	33,780
5,415	Sun Communities, Inc.	81,442
9,366	Sunstone Hotel Investors, Inc.	61,347
10,985	Susquehanna Bancshares, Inc.	170,158
2,797	SVB Financial Group*	143,906
7,539	SWS Group, Inc.	139,924
3,128	Tanger Factory Outlet Centers, Inc.	113,140
2,931	Taubman Centers, Inc.	97,368
1,628	Taylor Capital Group, Inc.	18,315
3,239	Texas Capital Bancshares, Inc.*	57,816
5,936	Thomas Weisel Partners Group, Inc.*	33,360
4,757	TICC Capital Corp.	16,650
3,856	TierOne Corp.	20,822
964	Tompkins Financial Corp.	47,236
9,139	Triad Guaranty, Inc.*	9,962
2,553	Trico Bancshares	54,992
16,834	Trustco Bank Corp.	204,870
12,582	UCBH Holdings, Inc.	66,433
3,124	UMB Financial Corp.	141,611
10,954	Umpqua Holdings Corp.	186,437
2,417	Union Bankshares Corp.	57,597
4,648	United America Indemnity Ltd., Class A*	55,683
7,693	United Bankshares, Inc.	245,406
7,584	United Community Banks, Inc.	99,502
11,160	United Community Financial Corp.	52,340
2,567	United Fire & Casualty Co.	59,477
8,975	United PanAm Financial Corp.*	15,706
2,205	Universal Health Realty Income Trust	76,536
2,301	Univest Corp. of Pennsylvania	71,193
5,335	Urstadt Biddle Properties, Inc., Class A	87,387
11,484	U-Store-It Trust	78,780
2,497	Validus Holdings Ltd.	44,297
6,680	Vestin Realty Mortgage II, Inc.	18,704

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,354	W.P. Carey & Co. LLC	$123,142
6,206	Waddell & Reed Financial, Inc., Class A	90,111
6,646	Washington REIT	199,247
2,115	Washington Trust Bancorp, Inc.	45,092
1,273	Waterstone Financial, Inc.*	10,502
4,502	WesBanco, Inc.	122,364
3,373	West Bancorporation, Inc.	42,163
3,032	West Coast Bancorp	26,439
3,413	Westamerica Bancorporation	195,394
4,895	Western Alliance Bancorp*	72,495
6,908	Winthrop Realty Trust	17,684
3,403	Wintrust Financial Corp.	87,117
2,365	World Acceptance Corp.*	43,705
840	WSFS Financial Corp.	40,211
5,146	Zenith National Insurance Corp.	169,098
		24,533,599
	Health Care—8.2%
7,896	Advanced Medical Optics, Inc.*	48,718
5,416	Affymetrix, Inc.*	19,985
1,042	Air Methods Corp.*	17,485
3,739	Albany Molecular Research, Inc.*	47,298
4,667	Alliance Imaging, Inc.*	38,036
14,662	Allied Healthcare International, Inc.*	21,260
5,053	Allscripts-Misys Healthcare Solutions, Inc.	32,845
6,717	Alpharma, Inc., Class A*	210,309
1,672	Amedisys, Inc.*	94,318
6,364	America Service Group, Inc.*	55,812
3,808	American Medical Systems Holdings, Inc.*	41,203
6,062	AMN Healthcare Services, Inc.*	54,497
4,733	AmSurg Corp.*	118,041
876	Analogic Corp.	38,684
2,524	Angiodynamics, Inc.*	31,802
2,293	Animal Health International, Inc.*	14,790
1,345	ArthroCare Corp.*	27,949
10,046	Assisted Living Concepts, Inc., Class A*	49,929
1,851	Bio-Rad Laboratories, Inc., Class A*	158,038
10,740	BioScrip, Inc.*	32,220
2,164	Bruker Corp.*	8,851
8,069	Cambrex Corp.*	36,311
2,414	Cantel Medical Corp.*	23,174
3,205	Catalyst Health Solutions, Inc.*	54,068
4,054	Celera Corp.*	45,851
7,622	Centene Corp.*	143,598
2,035	Chemed Corp.	89,113
4,434	CONMED Corp.*	116,171
5,339	Cooper (The) Cos., Inc.	87,987
954	Corvel Corp.*	25,586
8,800	Cross Country Healthcare, Inc.*	99,616
1,545	Datascope Corp.	77,513
816	Dionex Corp.*	43,925

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,994	Eclipsys Corp.*	$29,611
4,832	Edwards Lifesciences Corp.*	255,322
8,488	Emergency Medical Services Corp., Class A*	278,915
8,027	Endo Pharmaceuticals Holdings, Inc.*	148,500
1,880	Ensign Group (The), Inc.	30,813
7,320	Five Star Quality Care, Inc.*	14,347
2,240	Gen-Probe, Inc.*	105,414
7,546	Gentiva Health Services, Inc.*	204,874
2,981	Greatbatch, Inc.*	64,837
1,794	Haemonetics Corp.*	105,954
5,737	Hanger Orthopedic Group, Inc.*	95,578
8,209	Healthsouth Corp.*	102,941
6,815	Healthspring, Inc.*	112,584
17,178	HealthTronics, Inc.*	33,325
2,578	Healthways, Inc.*	26,038
12,455	Hlth Corp.*	103,252
4,914	Hologic, Inc.*	60,147
1,232	ICU Medical, Inc.*	39,461
2,220	IDEXX Laboratories, Inc.*	78,122
2,111	ImClone Systems, Inc.*	145,152
1,793	Immucor, Inc.*	47,604
1,257	Integra LifeSciences Holdings Corp.*	47,188
318	Intuitive Surgical, Inc.*	54,947
5,773	Invacare Corp.	105,011
2,736	inVentiv Health, Inc.*	25,910
3,856	Inverness Medical Innovations, Inc.*	73,842
890	Kendle International, Inc.*	16,082
3,051	Kinetic Concepts, Inc.*	73,865
3,126	KV Pharmaceutical Co., Class A*	53,142
1,106	Landauer, Inc.	59,790
2,546	LCA-Vision, Inc.	8,707
2,475	Martek Biosciences Corp.*	73,829
3,836	MedCath Corp.*	59,151
4,148	Medicis Pharmaceutical Corp., Class A	59,192
4,119	Mentor Corp.	69,611
934	Meridian Bioscience, Inc.	22,958
2,240	Merit Medical Systems, Inc.*	40,992
3,399	Millipore Corp.*	176,374
1,826	Molina Healthcare, Inc.*	40,665
1,593	MWI Veterinary Supply, Inc.*	55,166
1,137	National Healthcare Corp.	46,628
4,942	Odyssey HealthCare, Inc.*	47,394
1,984	Orthofix International N.V. (Netherlands)*	26,883
6,722	Par Pharmaceutical Cos., Inc.*	67,220
3,737	Parexel International Corp.*	38,865
3,574	PDI, Inc.*	17,334
3,482	PDL BioPharma, Inc.	33,950
2,647	Pediatrix Medical Group, Inc.*	102,307
4,539	Pharmaceutical Product Development, Inc.	140,618
1,910	PharmaNet Development Group, Inc.*	3,056
8,564	PSS World Medical, Inc.*	155,351

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,416	Psychiatric Solutions, Inc.*	$113,719
3,635	RehabCare Group, Inc.*	62,268
4,378	Res-Care, Inc.*	67,465
15,354	Rural/Metro Corp.*	27,330
5,487	Salix Pharmaceuticals Ltd.*	50,480
1,221	Sirona Dental Systems, Inc.*	19,499
7,252	Skilled Healthcare Group, Inc., Class A*	89,055
6,497	STERIS Corp.	221,158
5,720	Sun Healthcare Group, Inc.*	65,666
5,993	Sunrise Senior Living, Inc.*	18,099
2,468	Symmetry Medical, Inc.*	31,887
1,375	Techne Corp.*	94,903
4,060	Thoratec Corp.*	99,957
5,177	Triple-S Management Corp., Class B*	52,857
5,780	Universal American Financial Corp.*	51,153
13,024	Valeant Pharmaceuticals International*	244,459
2,817	Varian, Inc.*	103,806
4,692	VCA Antech, Inc.*	84,925
5,938	ViroPharma, Inc.*	74,463
3,731	Waters Corp.*	163,418
2,341	WellCare Health Plans, Inc.*	56,582
2,875	West Pharmaceutical Services, Inc.	114,770
1,428	Wright Medical Group, Inc.*	33,101
1,973	Zoll Medical Corp.*	47,510
		7,872,332
	Industrials—17.5%
4,353	A.O. Smith Corp.	137,337
3,843	AAR Corp.*	61,450
8,501	ABM Industries, Inc.	138,821
13,356	ACCO Brands Corp.*	37,664
5,117	Aceto Corp.	42,727
4,989	Actuant Corp., Class A	89,453
3,511	Administaff, Inc.	70,185
614	Advisory Board (The) Co.*	15,135
718	Aegean Marine Petroleum Network, Inc. (Greece)	7,704
5,001	AerCap Holdings N.V. (Netherlands)*	31,706
49,494	Air Transport Services Group, Inc.*	16,086
3,447	Aircastle Ltd. (Bermuda)	23,957
25,374	AirTran Holdings, Inc.*	103,780
1,724	Alamo Group, Inc.	21,688
4,413	Albany International Corp., Class A	64,253
3,566	Altra Holdings, Inc.*	31,880
2,031	American Commercial Lines, Inc.*	15,090
1,078	American Railcar Industries, Inc.	11,987
4,249	American Reprographics Co.*	45,209
3,198	American Woodmark Corp.	59,291
735	Ameron International Corp.	34,545
666	Ampco-Pittsburgh Corp.	15,744
303	Amrep Corp.*	9,123

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,973	Apogee Enterprises, Inc.	$49,034
6,303	Applied Industrial Technologies, Inc.	127,258
2,287	Argon ST, Inc.*	47,707
3,154	Aries Maritime Transport Ltd. (Bermuda)	3,469
7,383	Arkansas Best Corp.	215,510
2,112	Astec Industries, Inc.*	53,687
3,282	Atlas Air Worldwide Holdings, Inc.*	63,408
4,130	Baldor Electric Co.	72,523
5,346	Barnes Group, Inc.	77,570
4,989	BE Aerospace, Inc.*	64,208
15,163	Beacon Roofing Supply, Inc.*	207,430
4,178	Belden CDT, Inc.	87,070
6,334	Blount International, Inc.*	55,042
6,485	Bowne & Co., Inc.	50,518
6,537	Brady Corp., Class A	202,647
1,369	Bucyrus International, Inc.	33,034
12,242	Builders FirstSource, Inc.*	46,520
7,046	C&D Technologies, Inc.*	24,661
1,392	Cascade Corp.	45,950
6,324	Casella Waste Systems, Inc., Class A*	31,873
8,055	CBIZ, Inc.*	65,246
4,410	CDI Corp.	57,330
6,028	Celadon Group, Inc.*	64,439
8,231	Cenveo, Inc.*	39,756
2,780	Ceradyne, Inc.*	65,330
2,194	Chart Industries, Inc.*	29,882
10,617	China Yuchai International Ltd. (Bermuda)	57,013
1,054	CIRCOR International, Inc.	32,305
4,075	CLARCOR, Inc.	144,214
1,622	Clean Harbors, Inc.*	106,355
3,211	Coleman Cable, Inc.*	22,349
2,820	Columbus McKinnon Corp.*	39,593
5,858	Comfort Systems USA, Inc.	54,655
9,173	Commercial Vehicle Group, Inc.*	12,200
832	Compx International, Inc.	4,726
2,387	COMSYS IT Partners, Inc.*	14,513
1,902	Consolidated Graphics, Inc.*	24,745
2,637	Copa Holdings S.A., Class A (Panama)	66,901
3,386	Copart, Inc.*	118,171
2,813	Cornell Cos., Inc.*	64,052
2,197	Corporate Executive Board (The) Co.	65,537
1,000	CoStar Group, Inc.*	36,020
1,787	Courier Corp.	31,112
7,953	Covenant Transport, Inc., Class A*	16,622
1,405	CRA International, Inc.*	38,019
2,619	Cubic Corp.	58,273
3,924	Curtiss-Wright Corp.	144,796
1,580	Danaos Corp. (Greece)	13,256
5,872	Dayton Superior Corp.*	4,052
4,406	Deswell Industries, Inc. (Hong Kong)	13,262
2,596	Diana Shipping, Inc. (Greece)	43,171

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,375	Donaldson Co., Inc.	$188,931
960	DryShips, Inc. (Greece)	18,480
1,597	Ducommun, Inc.	32,243
2,310	Dun & Bradstreet (The) Corp.	170,224
12,793	Dycom Industries, Inc.*	113,602
1,646	Dynamex, Inc.*	40,179
6,042	DynCorp International, Inc., Class A*	79,875
2,601	Eagle Bulk Shipping, Inc.	25,932
4,859	Encore Wire Corp.	93,147
2,351	Energy Conversion Devices, Inc.*	80,263
9,003	EnergySolutions, Inc.	40,604
8,023	EnerSys*	106,064
5,610	Ennis, Inc.	66,030
4,394	EnPro Industries, Inc.*	97,591
2,944	ESCO Technologies, Inc.*	101,568
2,959	Esterline Technologies Corp.*	106,672
2,374	Excel Maritime Carriers Ltd. (Liberia)	27,159
12,923	Federal Signal Corp.	109,975
5,572	First Advantage Corp., Class A*	60,902
107	First Solar, Inc.*	15,376
1,806	Forward Air Corp.	47,263
1,958	Franklin Electric Co., Inc.	82,549
1,692	FreightCar America, Inc.	44,178
4,299	Frozen Food Express Industries, Inc.	24,891
2,220	FTI Consulting, Inc.*	129,315
2,803	G&K Services, Inc., Class A	63,320
5,137	Gardner Denver, Inc.*	131,610
1,791	Genco Shipping & Trading Ltd.	37,342
2,955	General Cable Corp.*	50,471
2,746	Genesee & Wyoming, Inc., Class A*	91,579
3,242	Geo Group (The), Inc.*	57,254
8,921	Gibraltar Industries, Inc.	118,203
1,397	Gorman-Rupp (The) Co.	43,936
6,122	Graco, Inc.	151,397
6,517	GrafTech International Ltd.*	52,853
4,749	Great Lakes Dredge & Dock Corp.	21,276
3,682	Greenbrier Cos., Inc.	30,377
26,096	Griffon Corp.*	220,250
2,385	H&E Equipment Services, Inc.*	13,595
7,060	Hawaiian Holdings, Inc.*	49,420
2,721	Healthcare Services Group, Inc.	45,060
5,703	Heartland Express, Inc.	87,484
354	Heico Corp.	13,618
902	Heico Corp., Class A	25,319
1,853	Heidrick & Struggles International, Inc.	44,713
3,178	Herley Industries, Inc.*	42,267
5,365	Herman Miller, Inc.	118,030
7,567	Hexcel Corp.*	99,884
3,491	Horizon Lines, Inc., Class A	16,373
4,544	HUB Group, Inc., Class A*	142,909
12,655	Hudson Highland Group, Inc.*	66,312

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,917	Huttig Building Products, Inc.*	$23,218
4,497	ICT Group, Inc.*	23,699
5,590	IDEX Corp.	129,576
1,581	II-VI, Inc.*	44,410
6,284	Insituform Technologies, Inc., Class A*	84,394
3,298	Insteel Industries, Inc.	33,837
4,536	Integrated Electrical Services, Inc.*	55,475
5,936	Interface, Inc., Class A	41,849
4,992	Interline Brands, Inc.*	53,115
2,612	International Shipholding Corp.*	64,229
2,257	Kadant, Inc.*	37,105
4,317	Kaman Corp.	110,213
2,340	Kaydon Corp.	78,179
8,936	Kforce, Inc.*	70,326
1,733	KHD Humboldt Wedag International Ltd. (Canada)*	29,600
15,270	Kimball International, Inc., Class B	113,762
3,858	Kirby Corp.*	132,407
4,993	Knight Transportation, Inc.	79,389
8,104	Knoll, Inc.	117,184
5,659	Korn/Ferry International*	78,604
28,974	Kratos Defense & Security Solutions, Inc.*	42,882
1,148	Ladish Co., Inc.*	19,550
3,458	Landstar System, Inc.	133,444
1,726	Lawson Products, Inc.	51,435
1,651	Layne Christensen Co.*	43,388
5,277	LECG Corp.*	25,330
3,810	LSI Industries, Inc.	29,909
4,515	Lydall, Inc.*	30,025
1,535	M&F Worldwide Corp.*	35,382
3,267	Mac-Gray Corp.*	24,797
5,733	Manitowoc (The) Co., Inc.	56,413
3,776	Marten Transport Ltd.*	69,403
3,538	McGrath Rentcorp.	80,454
47,989	Mesa Air Group, Inc.*	17,756
1,788	Michael Baker Corp.*	42,608
599	Middleby (The) Corp.*	24,194
3,201	Miller Industries, Inc.*	19,526
2,970	Mine Safety Appliances Co.	80,190
4,472	Mobile Mini, Inc.*	75,130
8,140	Monster Worldwide, Inc.*	115,914
5,522	Moog, Inc., Class A*	193,933
17,545	MPS Group, Inc.*	136,676
6,732	Navigant Consulting, Inc.*	108,856
7,199	Navios Maritime Holdings, Inc. (Greece)	20,085
5,465	NCI Building Systems, Inc.*	101,704
3,395	NN, Inc.	24,478
2,226	Nordson Corp.	82,206
1,310	Northwest Pipe Co.*	37,636
5,455	Old Dominion Freight Line, Inc.*	165,505
4,927	Orbital Sciences Corp.*	100,954

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,176	P.A.M. Transportation Services, Inc.*	$10,208
7,614	Pacer International, Inc.	85,962
3,315	Park-Ohio Holdings Corp.*	25,161
5,934	Perini Corp.*	112,865
7,029	PGT, Inc.*	14,550
3,375	Pike Electric Corp.*	29,531
5,880	Pinnacle Airlines Corp.*	16,052
3,827	Polypore International, Inc.*	32,644
877	Powell Industries, Inc.*	16,233
2,006	Protection One, Inc.*	14,744
10,778	Quality Distribution, Inc.*	21,987
4,344	Quanex Building Products Corp.	39,791
10,017	Quanta Services, Inc.*	197,936
1,313	Raven Industries, Inc.	42,265
1,506	RBC Bearings, Inc.*	35,737
4,631	Regal-Beloit Corp.	150,785
5,079	Republic Airways Holdings, Inc.*	75,931
5,646	Resources Connection, Inc.*	97,902
3,828	Robbins & Myers, Inc.	78,091
3,020	Rollins, Inc.	53,061
15,642	RSC Holdings, Inc.*	114,812
5,095	Rush Enterprises, Inc., Class A*	47,740
2,458	Rush Enterprises, Inc., Class B*	26,227
6,960	Saia, Inc.*	73,846
1,912	Schawk, Inc.	25,105
4,625	School Specialty, Inc.*	97,125
4,077	Seaspan Corp. (Hong Kong)	47,130
4,415	Simpson Manufacturing Co., Inc.	101,722
27,719	Spherion Corp.*	88,146
929	Standard Parking Corp.*	19,472
10,995	Standard Register (The) Co.	89,389
4,132	Standex International Corp.	106,647
828	Stanley, Inc.*	28,367
3,126	Stericycle, Inc.*	182,652
876	SunPower Corp., Class A*	34,217
2,754	SunPower Corp., Class B*	81,546
3,527	Sykes Enterprises, Inc.*	56,291
4,078	Sypris Solutions, Inc.	3,793
2,955	TAL International Group, Inc.	48,935
1,577	TBS International Ltd., Class A (Bermuda)*	13,499
7,263	Tecumseh Products Co., Class A*	134,511
1,608	Tecumseh Products Co., Class B*	26,693
3,515	Teledyne Technologies, Inc.*	160,179
2,008	Tennant Co.	50,381
8,654	Tetra Tech, Inc.*	190,301
2,215	Textainer Group Holdings Ltd.	24,431
5,466	Thermadyne Holdings Corp.*	49,249
1,900	Titan International, Inc.	21,964
3,683	Toro (The) Co.	123,896
1,963	TransDigm Group, Inc.*	59,165
6,274	TRC Cos., Inc.*	11,356

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,645	Tredegar Corp.	$97,814
3,206	Trex Co., Inc.*	52,290
9,236	Trimas Corp.*	36,482
1,859	Triumph Group, Inc.	81,536
10,060	TrueBlue, Inc.*	83,800
2,355	Ultrapetrol Bahamas Ltd.*	9,750
5,175	Universal Forest Products, Inc.	122,389
2,684	Universal Truckload Services, Inc.*	41,012
3,363	USA Truck, Inc.*	49,672
12,058	UTi Worldwide, Inc. (British Virgin Islands)	141,802
1,191	Valmont Industries, Inc.	65,243
4,647	Viad Corp.	101,537
8,074	Volt Information Sciences, Inc.*	61,766
11,641	Wabash National Corp.	70,312
3,246	Wabtec Corp.	129,061
7,689	Waste Connections, Inc.*	260,272
6,099	Waste Services, Inc.*	36,472
4,341	Watsco, Inc.	178,372
3,214	Watson Wyatt Worldwide, Inc., Class A	136,499
5,306	Watts Water Technologies, Inc., Class A	140,238
8,642	Westaff, Inc.*	3,457
2,333	Willis Lease Finance Corp.*	29,722
4,696	Woodward Governor Co.	150,742
8,478	Xerium Technologies, Inc.	32,979
		16,723,470
	Information Technology—14.1%
48,201	3Com Corp.*	131,589
3,858	ACI Worldwide, Inc.*	52,855
3,627	Actel Corp.*	43,850
15,862	Acxiom Corp.	124,675
26,735	Adaptec, Inc.*	85,819
12,238	ADC Telecommunications, Inc.*	77,589
8,131	ADTRAN, Inc.	123,591
3,977	Advanced Energy Industries, Inc.*	42,435
7,599	Agilysys, Inc.	30,548
3,973	Akamai Technologies, Inc.*	57,132
2,615	Ansys, Inc.*	74,867
8,082	Applied Micro Circuits Corp.*	41,299
6,744	Ariba, Inc.*	72,161
19,312	Arris Group, Inc.*	133,446
11,840	Asyst Technologies, Inc.*	7,459
1,321	Atheros Communications, Inc.*	23,738
2,606	ATMI, Inc.*	31,689
5,460	Avid Technology, Inc.*	80,972
7,400	Avocent Corp.*	111,148
13,941	Axcelis Technologies, Inc.*	6,134
1,391	Bel Fuse, Inc., Class B	30,185
3,608	Black Box Corp.	109,719
29,173	Borland Software Corp.*	43,760
11,543	Brightpoint, Inc.*	66,488

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,295	Brocade Communications Systems, Inc.*	$65,202
12,370	Brooks Automation, Inc.*	84,735
2,594	Cabot Microelectronics Corp.*	74,526
11,148	CDC Corp., Class A (Hong Kong)*	13,378
4,870	Checkpoint Systems, Inc.*	61,411
31,185	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan, Republic of China)*	15,936
24,759	Ciber, Inc.*	133,699
6,318	Cirrus Logic, Inc.*	36,265
1,961	Cogent, Inc.*	17,924
3,859	Cognex Corp.	61,821
7,086	Cognizant Technology Solutions Corp., Class A*	136,051
2,823	Cohu, Inc.	39,917
5,188	CommScope, Inc.*	76,315
1,850	Comtech Telecommunications Corp.*	89,577
1,577	Concur Technologies, Inc.*	39,788
11,943	Conexant Systems, Inc.*	18,512
2,528	CPI International, Inc.*	24,926
6,075	Cree, Inc.*	119,252
8,651	CSG Systems International, Inc.*	143,866
7,466	CTS Corp.	52,187
3,895	Cymer, Inc.*	95,311
10,045	Cypress Semiconductor Corp.*	50,325
2,197	Daktronics, Inc.	21,882
1,606	DealerTrack Holdings, Inc.*	17,232
3,834	Digi International, Inc.*	39,260
2,628	Digital River, Inc.*	65,122
2,040	Diodes, Inc.*	20,155
3,493	Dolby Laboratories, Inc., Class A*	110,274
4,362	DSP Group, Inc.*	27,481
25,365	EarthLink, Inc.*	175,019
3,235	Electro Rent Corp.	38,788
3,404	Electro Scientific Industries, Inc.*	28,491
7,566	Electronics for Imaging, Inc.*	80,200
1,627	EMS Technologies, Inc.*	34,004
8,865	Emulex Corp.*	84,218
20,363	Entegris, Inc.*	54,776
4,684	Epicor Software Corp.*	33,022
3,590	EPIQ Systems, Inc.*	48,788
902	Equinix, Inc.*	56,303
3,319	Euronet Worldwide, Inc.*	39,562
5,253	Exar Corp.*	35,090
12,548	Extreme Networks, Inc.*	23,088
5,417	F5 Networks, Inc.*	134,450
1,387	Factset Research Systems, Inc.	53,802
5,865	Fair Isaac Corp.	91,435
3,667	FEI Co.*	77,044
4,072	FLIR Systems, Inc.*	130,711
5,517	Formfactor, Inc.*	96,106
1,229	Forrester Research, Inc.*	34,473

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,451	Foundry Networks, Inc.*	$184,897
2,623	Gartner, Inc.*	48,263
2,621	Genpact Ltd.*	20,522
7,068	Gerber Scientific, Inc.*	33,785
9,261	Gevity HR, Inc.	31,580
10,356	Global Cash Access Holdings, Inc.*	29,204
4,639	Global Payments, Inc.	187,926
6,096	GTSI Corp.*	35,418
1,140	Heartland Payment Systems, Inc.	19,847
478	Hittite Microwave Corp.*	15,664
650	Hughes Communications, Inc.*	10,563
5,803	Hutchinson Technology, Inc.*	39,693
10,002	Hypercom Corp.*	19,504
2,980	i2 Technologies, Inc.*	42,465
7,951	Imation Corp.	97,956
7,006	infoGROUP, Inc.	31,247
2,865	Informatica Corp.*	40,253
10,087	InfoSpace, Inc.	86,446
4,050	InterDigital, Inc.*	88,209
4,584	Intermec, Inc.*	59,454
3,058	Interwoven, Inc.*	38,561
14,547	Ipass, Inc.*	27,639
1,142	Itron, Inc.*	55,364
2,438	Ixia*	16,237
3,893	IXYS Corp.	30,910
2,140	j2 Global Communications, Inc.*	34,497
6,288	Jack Henry & Associates, Inc.	119,535
3,224	JDA Software Group, Inc.*	46,039
15,393	JDS Uniphase Corp.*	84,046
5,441	Jupitermedia Corp.*	3,074
15,972	Kulicke & Soffa Industries, Inc.*	46,958
9,992	L-1 Identity Solutions, Inc.*	81,934
26,803	Lattice Semiconductor Corp.*	50,390
10,805	Lawson Software, Inc.*	57,483
2,423	Littelfuse, Inc.*	45,213
4,304	Loral Space & Communications, Inc.*	49,496
6,649	Macrovision Solutions Corp.*	73,671
1,797	Manhattan Associates, Inc.*	30,208
3,135	ManTech International Corp., Class A*	169,102
4,476	Marchex, Inc., Class B	34,376
8,235	MasTec, Inc.*	71,809
6,009	Mattson Technology, Inc.*	15,744
2,203	MAXIMUS, Inc.	70,364
14,621	Mentor Graphics Corp.*	107,318
6,196	Mercury Computer Systems, Inc.*	44,487
13,359	Merix Corp.*	7,615
7,175	Methode Electronics, Inc.	54,458
5,468	Micrel, Inc.	40,190
3,832	MICROS Systems, Inc.*	65,259
4,725	Microsemi Corp.*	102,722
835	MicroStrategy, Inc., Class A*	32,874

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,356	MKS Instruments, Inc.*	$117,904
10,113	ModusLink Global Solutions, Inc.*	56,228
4,943	MSC.Software Corp.*	42,510
1,874	MTS Systems Corp.	60,868
1,216	Multi-Fineline Electronix, Inc.*	14,203
11,994	Nam Tai Electronics, Inc. (Hong Kong)	91,154
3,390	National Instruments Corp.	86,106
5,141	Ness Technologies, Inc.*	37,992
1,760	Net 1 UEPS Technologies, Inc.*	24,640
2,422	NETGEAR, Inc.*	26,763
2,495	NeuStar, Inc., Class A*	49,152
6,108	Newport Corp.*	43,917
29,088	Novell, Inc.*	135,550
8,315	NU Horizons Electronics Corp.*	15,632
6,616	Nuance Communications, Inc.*	60,536
6,126	Omnivision Technologies, Inc.*	49,559
37,685	ON Semiconductor Corp.*	192,570
18,120	Openwave Systems, Inc.*	13,590
2,239	Opnext, Inc.*	8,956
4,311	Orbotech Ltd. (Israel)*	13,968
2,579	OSI Systems, Inc.*	29,659
34,855	Palm, Inc.	139,071
9,631	Parametric Technology Corp.*	125,107
3,311	Park Electrochemical Corp.	71,584
3,617	PC Connection, Inc.*	21,847
6,949	PC Mall, Inc.*	31,132
13,969	Photronics, Inc.*	9,639
8,641	Planar Systems, Inc.*	17,282
5,812	Plantronics, Inc.	83,925
5,556	Plexus Corp.*	103,675
19,163	PMC - Sierra, Inc.*	89,683
7,225	Polycom, Inc.*	151,797
38,394	Powerwave Technologies, Inc.*	36,474
3,187	Progress Software Corp.*	73,110
12,207	QLogic Corp.*	146,728
957	Quality Systems, Inc.	36,835
4,539	Quest Software, Inc.*	60,142
5,861	Rackable Systems, Inc.*	41,789
4,902	Radisys Corp.*	31,226
3,329	Rambus, Inc.*	30,460
13,900	RealNetworks, Inc.*	59,492
4,699	Red Hat, Inc.*	62,544
1,732	Renaissance Learning, Inc.	23,624
45,182	RF Micro Devices, Inc.*	89,912
9,259	Richardson Electronics Ltd.	46,480
2,210	Rofin-Sinar Technologies, Inc.*	49,261
1,739	Rogers Corp.*	52,344
4,568	Rudolph Technologies, Inc.*	15,303
650	Salesforce.com, Inc.*	20,124
4,309	Sapient Corp.*	23,656
4,585	ScanSource, Inc.*	90,966

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,594	Secure Computing Corp.*	$37,322
6,423	Semtech Corp.*	77,847
1,655	SI International, Inc.*	47,664
9,386	Silicon Image, Inc.*	42,894
2,450	Silicon Laboratories, Inc.*	63,602
20,029	Silicon Storage Technology, Inc.*	63,091
1,634	SINA Corp. (China)*	52,942
7,765	Sirf Technology Holdings, Inc.*	7,299
19,265	Skyworks Solutions, Inc.*	137,359
10,524	Smart Modular Technologies (WWH), Inc.*	28,520
3,758	Solera Holdings, Inc.*	93,537
4,081	SonicWALL, Inc.*	18,283
17,807	Sonus Networks, Inc.*	39,353
918	SPSS, Inc.*	21,444
4,749	SRA International, Inc., Class A*	87,762
2,169	Standard Microsystems Corp.*	39,064
5,368	Startek, Inc.*	17,768
2,584	STEC, Inc.*	14,212
1,439	Super Micro Computer, Inc.*	9,037
7,336	Sybase, Inc.*	195,358
19,521	Sycamore Networks, Inc.*	65,200
11,835	Symmetricom, Inc.*	52,666
5,860	Symyx Technologies, Inc.*	25,843
1,851	Synaptics, Inc.*	57,177
1,042	Syntel, Inc.	25,915
6,566	Take-Two Interactive Software, Inc.*	77,873
4,422	Technitrol, Inc.	25,515
5,858	Tekelec*	74,338
4,908	TeleTech Holdings, Inc.*	44,368
8,181	Teradata Corp.*	125,906
1,575	Tessco Technologies, Inc.*	17,278
2,206	Tessera Technologies, Inc.*	38,120
10,672	THQ, Inc.*	79,506
19,877	TIBCO Software, Inc.*	102,367
3,422	TNS, Inc.*	48,524
5,975	Trimble Navigation Ltd.*	122,906
17,166	TriQuint Semiconductor, Inc.*	76,904
5,396	TTM Technologies, Inc.*	38,635
9,209	United Online, Inc.	68,147
4,591	ValueClick, Inc.*	33,973
4,117	Varian Semiconductor Equipment Associates, Inc.*	80,776
3,091	Veeco Instruments, Inc.*	23,924
5,397	Verigy Ltd. (Singapore)*	78,257
3,636	Viasat, Inc.*	66,248
3,028	Vignette Corp.*	24,587
165	VMware, Inc., Class A*	5,115
2,472	WebMD Health Corp., Class A*	55,249
2,082	Websense, Inc.*	40,641
25,754	Westell Technologies, Inc., Class A*	8,161
6,308	Wind River Systems, Inc.*	55,132

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,136	Wright Express Corp.*	$84,002
1,258	Xyratex Ltd. (Bermuda)*	7,045
5,411	Zebra Technologies Corp., Class A*	109,519
2,228	Zones, Inc.*	18,069
6,957	Zoran Corp.*	56,630
		13,550,860
	Materials—4.3%
7,199	A. Schulman, Inc.	128,934
1,819	AEP Industries, Inc.*	35,598
2,412	AM Castle & Co.	29,354
2,047	AMCOL International Corp.	50,213
4,320	Arch Chemicals, Inc.	122,558
2,806	Brush Engineered Materials, Inc.*	34,430
8,534	Buckeye Technologies, Inc.*	50,265
5,519	Bway Holding Co.*	41,282
2,476	Calgon Carbon Corp.*	32,980
33,503	Caraustar Industries, Inc.*	12,095
1,543	Century Aluminum, Co.*	19,396
1,519	CF Industries Holdings, Inc.	97,505
4,163	Cliffs Natural Resources, Inc.	112,359
1,486	Compass Minerals International, Inc.	81,626
26,707	Constar International, Inc.*	10,950
839	Deltic Timber Corp.	38,216
5,553	Eagle Materials, Inc.	98,344
13,836	Ferro Corp.	214,181
8,322	GenTek, Inc.*	149,796
34,125	Georgia Gulf Corp.	78,488
9,890	Glatfelter	101,966
6,795	H.B. Fuller Co.	120,068
1,599	Haynes International, Inc.*	40,471
17,962	Headwaters, Inc.*	190,397
5,155	Hecla Mining Co.*	12,836
3,562	Horsehead Holding Corp.*	12,325
4,896	ICO, Inc.*	21,885
4,303	Innophos Holdings, Inc.	115,105
4,207	Innospec, Inc.	36,811
1,054	Kaiser Aluminum Corp.	35,372
1,670	Koppers Holdings, Inc.	39,729
5,055	Material Sciences Corp.*	24,921
10,373	Mercer International, Inc.*	29,044
2,477	Minerals Technologies, Inc.	140,595
5,855	Myers Industries, Inc.	61,887
2,566	Neenah Paper, Inc.	23,171
1,287	NewMarket Corp.	48,507
3,607	NL Industries, Inc.	49,704
1,696	Olympic Steel, Inc.	38,771
2,112	OM Group, Inc.*	45,070
1,680	Penford Corp.	21,622
29,499	PolyOne Corp.*	140,120
2,202	Quaker Chemical Corp.	42,124
5,849	Rock-Tenn Co., Class A	177,868

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,593	Royal Gold, Inc.	$45,926
1,503	RTI International Metals, Inc.*	23,732
2,683	Schnitzer Steel Industries, Inc., Class A	72,253
4,154	Schweitzer-Mauduit International, Inc.	69,455
8,159	Sensient Technologies Corp.	205,852
10,385	Spartech Corp.	66,049
1,212	Stepan Co.	43,426
2,692	Stillwater Mining Co.*	10,660
3,615	Terra Industries, Inc.	79,494
2,818	Texas Industries, Inc.	89,133
4,651	Titanium Metals Corp.	43,301
21,506	U.S. Concrete, Inc.*	67,744
9,593	W.R. Grace & Co.*	86,433
16,872	Wausau Paper Corp.	156,235
1,733	Zoltek Cos., Inc.*	20,432
		4,089,064
	Telecommunication Services—1.5%
6,928	Alaska Communications Systems Group, Inc.	64,708
5,837	Arbinet-thexchange, Inc.	16,927
1,047	Atlantic Tele-Network, Inc.	25,474
6,182	Centennial Communications Corp.*	22,008
51,784	Cincinnati Bell, Inc.*	123,764
1,154	Clearwire Corp., Class A*	10,005
4,040	Consolidated Communications Holdings, Inc.	41,612
4,921	D&E Communications, Inc.	34,447
10,725	Fairpoint Communications, Inc.	42,686
40,191	FiberTower Corp.*	29,339
13,668	General Communication, Inc., Class A*	104,970
1,428	Global Crossing Ltd.*	9,510
3,953	Globalstar, Inc.*	2,174
5,248	Iowa Telecommunications Services, Inc.	79,350
2,917	iPCS, Inc.*	47,605
9,157	MetroPCS Communications, Inc.*	125,817
986	Millicom International Cellular S.A. (Luxembourg)*	39,440
3,024	NTELOS Holdings Corp.	78,624
6,864	Premiere Global Services, Inc.*	68,297
3,031	SBA Communications Corp., Class A*	63,621
5,875	SureWest Communications	103,811
5,082	Syniverse Holdings, Inc.*	95,542
12,291	tw telecom, Inc.*	87,020
14,928	USA Mobility, Inc.	144,055
		1,460,806
	Utilities—2.6%
2,674	American States Water Co.	91,478
2,873	California Water Service Group	107,910
2,648	Central Vermont Public Service Corp.	52,722
5,164	CH Energy Group, Inc.	212,912
1,400	Chesapeake Utilities Corp.	43,736
9,127	El Paso Electric Co.*	169,032
7,491	Empire District Electric (The) Co.	143,902

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,088	ITC Holdings Corp.	$84,731
6,090	Laclede Group (The), Inc.	318,628
4,243	MGE Energy, Inc.	151,178
1,897	Middlesex Water Co.	32,704
5,074	Northwest Natural Gas Co.	258,164
7,734	NorthWestern Corp.	151,122
642	Ormat Technologies, Inc.	15,511
6,519	Otter Tail Corp.	153,066
1,528	SJW Corp.	42,478
4,583	South Jersey Industries, Inc.	156,143
3,363	Southwest Water Co.	26,803
7,248	UIL Holdings Corp.	239,183
1,697	Unitil Corp.	40,728
		2,492,131
	Total Common Stocks and Other Equity Interests (Cost $140,169,393)	95,651,534
	Money Market Fund—0.1%
127,429	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $127,429)	127,429
	Total Investments (Cost $140,296,822)—99.9%	95,778,963
	Other assets less liabilities—0.1%	75,367
	Net Assets—100.0%	$95,854,330

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

44

Portfolio Composition

PowerShares FTSE RAFI Utilities Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Electric - Integrated	80.2
Gas - Distribution	12.0
Pipelines	3.4
Independent Power Producer	1.8
Electric - Generation	1.3
Oil Companies - Exploration & Production	0.8
Water	0.3
Money Market Fund	1.6
Other	(1.4)

Schedule of Investments

PowerShares FTSE RAFI Utilities Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Electric - Generation—1.3%
14,410	AES (The) Corp.*	$114,848
	Electric - Integrated—80.2%
1,131	Allegheny Energy, Inc.	34,100
853	ALLETE, Inc.	29,855
2,588	Alliant Energy Corp.	76,035
5,917	Ameren Corp.	192,007
10,128	American Electric Power Co., Inc.	330,477
1,571	Avista Corp.	31,200
789	Black Hills Corp.	19,922
1,265	Cleco Corp.	29,108
6,611	CMS Energy Corp.	67,763
7,624	Consolidated Edison, Inc.	330,272
2,337	Constellation Energy Group, Inc.	56,579
13,159	Dominion Resources, Inc.	477,408
1,657	DPL, Inc.	37,796
5,496	DTE Energy Co.	194,009
41,707	Duke Energy Corp.	683,160
5,682	Edison International	202,222
2,847	Entergy Corp.	222,208
7,240	Exelon Corp.	392,697
5,739	FirstEnergy Corp.	299,346
5,896	FPL Group, Inc.	278,527
3,274	Great Plains Energy, Inc.	63,647
2,422	Hawaiian Electric Industries, Inc.	64,474
1,148	IDACORP, Inc.	30,606
1,496	Integrys Energy Group, Inc.	71,314
4,089	Northeast Utilities	92,248
2,720	NSTAR	89,896
5,924	Pepco Holdings, Inc.	122,331
8,475	PG&E Corp.	310,778
3,360	Pinnacle West Capital Corp.	106,344
4,239	PNM Resources, Inc.	41,330

Number of Shares		Value
	Common Stocks (Continued)
1,841	Portland General Electric Co.	$37,777
4,791	PPL Corp.	157,241
8,003	Progress Energy, Inc.	315,078
7,387	Public Service Enterprise Group, Inc.	207,944
3,079	Puget Energy, Inc.	72,141
2,907	SCANA Corp.	95,669
4,102	Sierra Pacific Resources	34,006
15,943	Southern Co.	547,482
6,148	TECO Energy, Inc.	70,948
1,298	Unisource Energy Corp.	35,799
2,545	Westar Energy, Inc.	49,602
2,267	Wisconsin Energy Corp.	98,615
12,605	Xcel Energy, Inc.	219,579
		6,919,540
	Gas - Distribution—12.0%
1,658	AGL Resources, Inc.	50,403
3,066	Atmos Energy Corp.	74,412
10,944	CenterPoint Energy, Inc.	126,075
571	Energen Corp.	19,168
1,324	National Fuel Gas Co.	47,916
1,225	New Jersey Resources Corp.	45,619
1,585	Nicor, Inc.	73,243
10,963	NiSource, Inc.	142,080
1,528	Piedmont Natural Gas Co., Inc.	50,302
4,150	Sempra Energy	176,750
1,501	Southern Union Co.	25,847
1,310	Southwest Gas Corp.	34,217
2,727	UGI Corp.	65,093
2,122	Vectren Corp.	53,474
1,534	WGL Holdings, Inc.	49,379
		1,033,978

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares FTSE RAFI Utilities Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Independent Power Producer—1.8%
6,319	Dynegy, Inc., Class A*	$23,001
1,936	Mirant Corp.*	33,919
2,837	NRG Energy, Inc.*	65,960
6,043	Reliant Energy, Inc.*	31,726
		154,606
	Oil Companies - Exploration & Production—0.8%
794	Equitable Resources, Inc.	27,560
1,239	Questar Corp.	42,696
		70,256
	Pipelines—3.4%
2,153	ONEOK, Inc.	68,681
5,490	Spectra Energy Corp.	106,122
5,451	Williams (The) Cos., Inc.	114,307
		289,110
	Water—0.3%
1,511	Aqua America, Inc.	27,198
	Total Common Stocks (Cost $11,345,081)	8,609,536
	Money Market Fund—1.6%
138,053	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $138,053)	138,053
	Total Investments (Cost $11,483,134)—101.4%	8,747,589
	Liabilities in excess of other assets—(1.4%)	(118,243)
	Net Assets—100.0%	$8,629,346

*  Non-income producing security.

See Notes to Financial Statements.

46

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Statements of Assets and Liabilities

October 31, 2008 (Unaudited)

	PowerShares FTSE RAFI Basic Materials Sector Portfolio	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PowerShares FTSE RAFI Consumer Services Sector Portfolio	PowerShares FTSE RAFI Energy Sector Portfolio	PowerShares FTSE RAFI Financials Sector Portfolio
ASSETS:
Investments at value	$4,041,917	$3,426,660	$3,492,946	$10,206,766	$18,839,312
Cash	—	—	—	—	—
Receivables:
Dividends	12,746	5,455	829	10,472	39,282
Capital stock sold	—	—	18,746	—	—
Expense waivers due from Adviser	10,311	10,229	10,354	10,305	10,221
Investments sold	—	—	12,369	—	407
Total Assets	4,064,974	3,442,344	3,535,244	10,227,543	18,889,222
LIABILITIES:
Due to custodian	183,073	85,184	46,952	118,578	143,192
Payables:
Investments purchased	—	—	—	—	—
Accrued advisory fees	2,862	1,467	1,470	4,146	8,165
Accrued expenses	36,214	33,539	30,714	38,685	37,720
Total Liabilities	222,149	120,190	79,136	161,409	189,077
NET ASSETS	$3,842,825	$3,322,154	$3,456,108	$10,066,134	$18,700,145
NET ASSETS CONSIST OF:
Shares of beneficial interest	$11,221,624	$5,379,479	$5,689,482	$13,948,954	$34,624,505
Undistributed net investment income	57,283	6,228	2,426	31,472	192,103
Accumulated net realized gain (loss) on investments	(3,612,543)	(429,023)	(1,213,391)	438,215	(5,531,962)
Net unrealized depreciation of investments	(3,823,539)	(1,634,530)	(1,022,409)	(4,352,507)	(10,584,501)
Net Assets	$3,842,825	$3,322,154	$3,456,108	$10,066,134	$18,700,145
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	100,000	100,000	200,000	800,000
Net asset value	$38.43	$33.22	$34.56	$50.33	$23.38
Share price	$38.42	$33.30	$34.61	$50.35	$23.30
Investments at cost	$7,865,456	$5,061,190	$4,515,355	$14,559,273	$29,423,813

See Notes to Financial Statements.

48

	PowerShares FTSE RAFI Health Care Sector Portfolio	PowerShares FTSE RAFI Industrials Sector Portfolio	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares FTSE RAFI Utilities Sector Portfolio
ASSETS:
Investments at value	$11,797,774	$7,531,532	$7,531,160	$95,778,963	$8,747,589
Cash	197,512	—	—	836,847	—
Receivables:
Dividends	16,953	9,279	28,880	88,266	21,483
Capital stock sold	—	—	—	3,400,110	—
Expense waivers due from Adviser	9,860	10,683	10,096	14,931	10,012
Investments sold	—	—	—	842,880	—
Total Assets	12,022,099	7,551,494	7,570,136	100,961,997	8,779,084
LIABILITIES:
Due to custodian	—	65,298	116,272	—	110,295
Payables:
Investments purchased	—	—	—	4,998,472	—
Accrued advisory fees	5,119	3,253	3,211	39,141	3,609
Accrued expenses	36,401	35,350	33,481	70,054	35,834
Total Liabilities	41,520	103,901	152,964	5,107,667	149,738
NET ASSETS	$11,980,579	$7,447,593	$7,417,172	$95,854,330	$8,629,346
NET ASSETS CONSIST OF:
Shares of beneficial interest	$15,907,707	$13,394,654	$11,916,739	$150,690,540	$11,692,316
Undistributed net investment income	7,669	24,502	31,791	215,396	33,607
Accumulated net realized gain (loss) on investments	(622,935)	(593,715)	(763,344)	(10,533,747)	(361,032)
Net unrealized depreciation of investments	(3,311,862)	(5,377,848)	(3,768,014)	(44,517,859)	(2,735,545)
Net Assets	$11,980,579	$7,447,593	$7,417,172	$95,854,330	$8,629,346
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	200,000	200,000	2,700,000	200,000
Net asset value	$39.94	$37.24	$37.09	$35.50	$43.15
Share price	$40.12	$37.32	$37.43	$35.48	$43.22
Investments at cost	$15,109,636	$12,909,380	$11,299,174	$140,296,822	$11,483,134

49

Statements of Operations

Six Months Ended October 31, 2008 (Unaudited)

	PowerShares FTSE RAFI Basic Materials Sector Portfolio	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PowerShares FTSE RAFI Consumer Services Sector Portfolio	PowerShares FTSE RAFI Energy Sector Portfolio	PowerShares FTSE RAFI Financials Sector Portfolio
INVESTMENT INCOME:
Dividend income	$218,346	$56,004	$35,288	$180,010	$461,742
Foreign withholding taxes	—	—	—	—	(153)
Total Income	218,346	56,004	35,288	180,010	461,589
EXPENSES:
Advisory fees	41,155	10,591	11,021	47,744	52,749
Accounting & Administration fees	37,791	37,791	37,791	37,791	37,791
Audit	8,445	8,445	8,445	8,445	8,445
Sub-licensing	8,231	2,118	2,204	9,549	10,551
Listing fee and expenses	5,007	5,007	5,007	5,006	5,007
Custodian & transfer agent fees	3,539	4,223	4,431	3,014	6,716
Printing	2,407	592	859	4,000	4,201
Trustees	2,277	2,068	2,067	2,361	2,303
Legal	569	193	198	933	968
Other expenses	4,593	4,511	4,500	4,641	4,645
Total Expenses	114,014	75,539	76,523	123,484	133,376
(Waivers) and/or Recapture	(56,397)	(60,712)	(61,093)	(56,643)	(59,524)
Net Expenses	57,617	14,827	15,430	66,841	73,852
Net Investment Income	160,729	41,177	19,858	113,169	387,737
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(370,384)	(161,337)	(1,083,212)	(306,397)	(4,211,291)
In-kind redemptions	(3,179,618)	—	—	790,765	—
Net realized gain (loss)	(3,550,002)	(161,337)	(1,083,212)	484,368	(4,211,291)
Net change in unrealized depreciation on investments	(4,450,197)	(1,268,085)	(265,814)	(6,722,452)	(7,191,627)
Net realized and unrealized loss on investments	(8,000,199)	(1,429,422)	(1,349,026)	(6,238,084)	(11,402,918)
Net decrease in net assets resulting from operations	$(7,839,470)	$(1,388,245)	$(1,329,168)	$(6,124,915)	$(11,015,181)

See Notes to Financial Statements.

50

	PowerShares FTSE RAFI Health Care Sector Portfolio	PowerShares FTSE RAFI Industrials Sector Portfolio	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares FTSE RAFI Utilities Sector Portfolio
INVESTMENT INCOME:
Dividend income	$187,418	$116,263	$106,850	$1,096,870	$206,634
Foreign withholding taxes	(248)	—	—	(982)	—
Total Income	187,170	116,263	106,850	1,095,888	206,634
EXPENSES:
Advisory fees	34,766	26,081	27,313	309,000	26,606
Accounting & Administration fees	37,791	37,791	37,791	37,791	37,791
Audit	8,445	8,445	8,445	8,445	8,445
Sub-licensing	6,953	5,216	5,463	61,800	5,321
Listing fee and expenses	5,007	5,007	5,007	5,007	5,007
Custodian & transfer agent fees	3,425	5,298	3,642	26,447	3,610
Printing	2,672	3,180	1,873	22,834	1,794
Trustees	2,221	2,232	2,183	3,930	2,176
Legal	624	751	439	5,299	459
Other expenses	4,590	4,621	4,554	20,310	4,560
Total Expenses	106,494	98,622	96,710	500,863	95,769
(Waivers) and/or Recapture	(57,821)	(62,109)	(58,472)	(68,262)	(58,521)
Net Expenses	48,673	36,513	38,238	432,601	37,248
Net Investment Income	138,497	79,750	68,612	663,287	169,386
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(400,262)	(151,399)	(675,055)	(6,668,678)	(57,833)
In-kind redemptions	—	—	(18,802)	80,789	—
Net realized gain (loss)	(400,262)	(151,399)	(693,857)	(6,587,889)	(57,833)
Net change in unrealized depreciation on investments	(1,791,655)	(3,923,944)	(2,941,484)	(31,470,226)	(2,553,749)
Net realized and unrealized loss on investments	(2,191,917)	(4,075,343)	(3,635,341)	(38,058,115)	(2,611,582)
Net decrease in net assets resulting from operations	$(2,053,420)	$(3,995,593)	$(3,566,729)	$(37,394,828)	$(2,442,196)

51

Statements of Changes in Net Assets

	PowerShares FTSE RAFI Basic Materials Sector Portfolio		PowerShares FTSE RAFI Consumer Goods Sector Portfolio		PowerShares FTSE RAFI Consumer Services Sector Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income	$160,729	$283,968	$41,177	$96,204	$19,858	$48,731
Net realized gain (loss) on investments	(3,550,002)	4,332,382	(161,337)	1,369,624	(1,083,212)	278,547
Net change in unrealized appreciation/depreciation on investments	(4,450,197)	(2,732,556)	(1,268,085)	(1,588,932)	(265,814)	(1,892,273)
Net increase (decrease) in net assets resulting from operations	(7,839,470)	1,883,794	(1,388,245)	(123,104)	(1,329,168)	(1,564,995)
Undistributed net investment income (loss) included in the price of units issued and redeemed	3,010	11,302	—	(53,332)	—	(5,881)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(143,178)	(371,654)	(34,949)	(184,859)	(22,804)	(51,137)
Return of capital	—	—	—	(4,451)	—	—
Total distributions to shareholders	(143,178)	(371,654)	(34,949)	(189,310)	(22,804)	(51,137)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,289,700	26,294,459	—	15,327,128	18,746	21,159,141
Value of shares repurchased	(8,897,958)	(39,454,858)	—	(26,456,277)	—	(26,131,240)
Net income equalization	(3,010)	(11,302)	—	53,332	—	5,881
Net increase (decrease) in net assets resulting from shares transactions	(1,611,268)	(13,171,701)	—	(11,075,817)	18,746	(4,966,218)
Increase (Decrease) in Net Assets	(9,590,906)	(11,648,259)	(1,423,194)	(11,441,563)	(1,333,226)	(6,588,231)
NET ASSETS:
Beginning of period	13,433,731	25,081,990	4,745,348	16,186,911	4,789,334	11,377,565
End of period	$3,842,825	$13,433,731	$3,322,154	$4,745,348	$3,456,108	$4,789,334
Undistributed net investment income at end of period	$57,283	$36,722	$6,228	$—	$2,426	$5,372
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	400,000	—	300,000	—	400,000
Shares repurchased	(200,000)	(600,000)	—	(500,000)	—	(500,000)
Shares outstanding, beginning of period	200,000	400,000	100,000	300,000	100,000	200,000
Shares outstanding, end of period	100,000	200,000	100,000	100,000	100,000	100,000

See Notes to Financial Statements.

52

	PowerShares FTSE RAFI Energy Sector Portfolio		PowerShares FTSE RAFI Financials Sector Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income	$113,169	$133,939	$387,737	$377,372
Net realized gain (loss) on investments	484,368	3,515,769	(4,211,291)	(841,176)
Net change in unrealized appreciation/depreciation on investments	(6,722,452)	248,164	(7,191,627)	(4,094,818)
Net increase (decrease) in net assets resulting from operations	(6,124,915)	3,897,872	(11,015,181)	(4,558,622)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(21,211)	5,134	22,220	8,951
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(67,878)	(140,976)	(267,646)	(387,102)
Return of capital	—	—	—	—
Total distributions to shareholders	(67,878)	(140,976)	(267,646)	(387,102)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	42,355,170	6,145,671	23,447,399
Value of shares repurchased	(7,113,556)	(41,527,090)	—	(10,983,334)
Net income equalization	21,211	(5,134)	(22,220)	(8,951)
Net increase (decrease) in net assets resulting from shares transactions	(7,092,345)	822,946	6,123,451	12,455,114
Increase (Decrease) in Net Assets	(13,306,349)	4,584,976	(5,137,156)	7,518,341
NET ASSETS:
Beginning of period	23,372,483	18,787,507	23,837,301	16,318,960
End of period	$10,066,134	$23,372,483	$18,700,145	$23,837,301
Undistributed net investment income at end of period	$31,472	$7,392	$192,103	$49,792
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	600,000	200,000	500,000
Shares repurchased	(100,000)	(600,000)	—	(200,000)
Shares outstanding, beginning of period	300,000	300,000	600,000	300,000
Shares outstanding, end of period	200,000	300,000	800,000	600,000

53

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Health Care Sector Portfolio		PowerShares FTSE RAFI Industrials Sector Portfolio		PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income	$138,497	$217,513	$79,750	$431,920	$68,612	$133,343
Net realized gain (loss) on investments	(400,262)	1,011,808	(151,399)	3,344,846	(693,857)	703,014
Net change in unrealized depreciation on investments	(1,791,655)	(3,024,831)	(3,923,944)	(4,359,652)	(2,941,484)	(2,023,102)
Net increase (decrease) in net assets resulting from operations	(2,053,420)	(1,795,510)	(3,995,593)	(582,886)	(3,566,729)	(1,186,745)
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	(6,792)	—	(60,308)	9,480	(16,374)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(196,434)	(167,854)	(108,408)	(385,729)	(98,147)	(116,397)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	16,273,363	—	49,593,398	5,147,700	23,577,926
Value of shares repurchased	—	(21,982,352)	—	(78,001,088)	(4,621,882)	(28,666,754)
Net income equalization	—	6,792	—	60,308	(9,480)	16,374
Net increase (decrease) in net assets resulting from shares transactions	—	(5,702,197)	—	(28,347,382)	516,338	(5,072,454)
Increase (Decrease) in Net Assets	(2,249,854)	(7,672,353)	(4,104,001)	(29,376,305)	(3,139,058)	(6,391,970)
NET ASSETS:
Beginning of period	14,230,433	21,902,786	11,551,594	40,927,899	10,556,230	16,948,200
End of period	$11,980,579	$14,230,433	$7,447,593	$11,551,594	$7,417,172	$10,556,230
Undistributed net investment income at end of period	$7,669	$65,606	$24,502	$53,160	$31,791	$51,846
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	300,000	—	800,000	100,000	400,000
Shares repurchased	—	(400,000)	—	(1,300,000)	(100,000)	(500,000)
Shares outstanding, beginning of period	300,000	400,000	200,000	700,000	200,000	300,000
Shares outstanding, end of period	300,000	300,000	200,000	200,000	200,000	200,000

See Notes to Financial Statements.

54

	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		PowerShares FTSE RAFI Utilities Sector Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income	$663,287	$1,097,874	$169,386	$214,606
Net realized gain (loss) on investments	(6,587,889)	(918,876)	(57,833)	1,225,852
Net change in unrealized depreciation on investments	(31,470,226)	(15,981,090)	(2,553,749)	(2,429,056)
Net increase (decrease) in net assets resulting from operations	(37,394,828)	(15,802,092)	(2,442,196)	(988,598)
Undistributed net investment income (loss) included in the price of units issued and redeemed	11,585	190,881	—	(34,736)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(650,572)	(1,013,277)	(187,348)	(255,837)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,248,716	100,097,511	—	11,731,584
Value of shares repurchased	(8,292,863)	(38,018,141)	—	(17,566,526)
Net income equalization	(11,585)	(190,881)	—	34,736
Net increase (decrease) in net assets resulting from shares transactions	2,944,268	61,888,489	—	(5,800,206)
Increase (Decrease) in Net Assets	(35,089,547)	45,264,001	(2,629,544)	(7,079,377)
NET ASSETS:
Beginning of period	130,943,877	85,679,876	11,258,890	18,338,267
End of period	$95,854,330	$130,943,877	$8,629,346	$11,258,890
Undistributed net investment income at end of period	$215,396	$191,096	$33,607	$51,569
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	1,800,000	—	200,000
Shares repurchased	(200,000)	(700,000)	—	(300,000)
Shares outstanding, beginning of period	2,600,000	1,500,000	200,000	300,000
Shares outstanding, end of period	2,700,000	2,600,000	200,000	200,000

55

Financial Highlights

PowerShares FTSE RAFI Basic Materials Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$67.17	$62.70	$50.27
Net investment income**	0.63	1.12	0.78
Net realized and unrealized gain (loss) on investments	(28.89)	4.80	12.31
Total from operations	(28.26)	5.92	13.09
Distributions to shareholders from:
Net investment income	(0.48)	(1.45)	(0.66)
Net asset value at end of period	$38.43	$67.17	$62.70
Share price at end of period***	$38.42
NET ASSET VALUE TOTAL RETURN****	(42.35)%	9.50%	26.17%
SHARE PRICE TOTAL RETURN****	(42.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,843	$13,434	$25,082
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.75%	0.76%†
Expenses, prior to Waivers and/or Recapture	1.39%†	1.50%	1.18%†
Net investment income, after Waivers and/or Recapture	1.95%†	1.78%	2.23%†
Portfolio turnover rate ††	12%	19%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.05	$(0.18)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$47.45	$53.96	$49.03
Net investment income**	0.41	0.83	0.54
Net realized and unrealized gain (loss) on investments	(14.29)	(5.45)	4.72
Total from operations	(13.88)	(4.62)	5.26
Distributions to shareholders from:
Net investment income	(0.35)	(1.89)	(0.33)
Return of capital	—	— (a)	—
Total distributions	(0.35)	(1.89)	(0.33)
Net asset value at end of period	$33.22	$47.45	$53.96
Share price at end of period***	$33.30
NET ASSET VALUE TOTAL RETURN****	(29.42)%	(8.80)%	10.78%
SHARE PRICE TOTAL RETURN****	(29.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,322	$4,745	$16,187
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.82%	0.76%†
Expenses, prior to Waivers and/or Recapture	3.57%†	2.93%	1.27%†
Net investment income, after Waivers and/or Recapture	1.94%†	1.60%	1.67%†
Portfolio turnover rate ††	10%	20%	1%
Undistributed net investment loss included in price of units issued and redeemed**#	$—	$(0.46)	$(0.07)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

56

Financial Highlights (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$47.89	$56.89	$50.53
Net investment income**	0.20	0.32	0.10
Net realized and unrealized gain (loss) on investments	(13.30)	(9.02)	6.35
Total from operations	(13.10)	(8.70)	6.45
Distributions to shareholders from:
Net investment income	(0.23)	(0.30)	(0.09)
Net asset value at end of period	$34.56	$47.89	$56.89
Share price at end of period***	$34.61
NET ASSET VALUE TOTAL RETURN****	(27.47)%	(15.32)%	12.78%
SHARE PRICE TOTAL RETURN****	(27.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,456	$4,789	$11,378
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.79%	0.77	%†
Expenses, prior to Waivers and/or Recapture	3.47%†	2.36%	1.40	%†
Net investment income, after Waivers and/or Recapture	0.90%†	0.61%	0.28	%†
Portfolio turnover rate ††	213%	16%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.04)	$—	(a)

PowerShares FTSE RAFI Energy Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$77.91	$62.63	$49.16
Net investment income**	0.44	0.45	0.23
Net realized and unrealized gain (loss) on investments	(27.75)	15.30	13.45
Total from operations	(27.31)	15.75	13.68
Distributions to shareholders from:
Net investment income	(0.27)	(0.47)	(0.21)
Net asset value at end of period	$50.33	$77.91	$62.63
Share price at end of period***	$50.35
NET ASSET VALUE TOTAL RETURN****	(35.16)%	25.22%	27.86%
SHARE PRICE TOTAL RETURN****	(35.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,066	$23,372	$18,788
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.74%	0.74%†
Expenses, prior to Waivers and/or Recapture	1.29%†	1.27%	1.09%†
Net investment income, after Waivers and/or Recapture	1.19%†	0.62%	0.66%†
Portfolio turnover rate ††	11%	2%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.08)	$0.02	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

57

Financial Highlights (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$39.73	$54.40	$50.47
Net investment income**	0.57	1.00	0.52
Net realized and unrealized gain (loss) on investments	(16.50)	(14.55)	3.83
Total from operations	(15.93)	(13.55)	4.35
Distributions to shareholders from:
Net investment income	(0.42)	(1.12)	(0.42)
Net asset value at end of period	$23.38	$39.73	$54.40
Share price at end of period***	$23.30
NET ASSET VALUE TOTAL RETURN****	(40.41)%	(25.22)%	8.62%
SHARE PRICE TOTAL RETURN****	(40.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,700	$23,837	$16,319
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.75%	0.78%†
Expenses, prior to Waivers and/or Recapture	1.26%†	1.49%	1.44%†
Net investment income, after Waivers and/or Recapture	3.68%†	2.30%	1.65%†
Portfolio turnover rate ††	10%	46%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$0.02	$(0.09)

PowerShares FTSE RAFI Health Care Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$47.43	$54.76	$50.44
Net investment income**	0.46	0.74	0.42
Net realized and unrealized gain (loss) on investments	(7.30)	(7.41)	4.28
Total from operations	(6.84)	(6.67)	4.70
Distributions to shareholders from:
Net investment income	(0.65)	(0.66)	(0.38)
Net asset value at end of period	$39.94	$47.43	$54.76
Share price at end of period***	$40.12
NET ASSET VALUE TOTAL RETURN****	(14.57)%	(12.32)%	9.38%
SHARE PRICE TOTAL RETURN****	(14.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,981	$14,230	$21,903
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.75%	0.75%†
Expenses, prior to Waivers and/or Recapture	1.53%†	1.55%	1.11%†
Net investment income, after Waivers and/or Recapture	1.99%†	1.46%	1.33%†
Portfolio turnover rate ††	7%	12%	5%
Undistributed net investment loss included in price of units issued and redeemed**#	$—	$(0.02)	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

58

Financial Highlights (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$57.76	$58.47		$50.27
Net investment income**	0.40	0.66		0.36
Net realized and unrealized gain (loss) on investments	(20.38)	(0.65)		8.17
Total from operations	(19.98)	0.01		8.53
Distributions to shareholders from:
Net investment income	(0.54)	(0.72)		(0.33)
Net asset value at end of period	$37.24	$57.76		$58.47
Share price at end of period***	$37.32
NET ASSET VALUE TOTAL RETURN****	(34.88)%	—	%(a)	17.01%
SHARE PRICE TOTAL RETURN****	(34.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,448	$11,552		$40,928
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.72%		0.73	%†
Expenses, prior to Waivers and/or Recapture	1.89%†	0.99%		1.00	%†
Net investment income, after Waivers and/or Recapture	1.53%†	1.12%		1.05	%†
Portfolio turnover rate ††	7%	17%		3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.09)		$0.02

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$52.78	$56.49	$50.60
Net investment income**	0.32	0.51	0.32
Net realized and unrealized gain (loss) on investments	(15.58)	(3.74)	5.82
Total from operations	(15.26)	(3.23)	6.14
Distributions to shareholders from:
Net investment income	(0.43)	(0.48)	(0.25)
Net asset value at end of period	$37.09	$52.78	$56.49
Share price at end of period***	$37.43
NET ASSET VALUE TOTAL RETURN****	(29.12)%	(5.79)%	12.15%
SHARE PRICE TOTAL RETURN****	(28.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,417	$10,556	$16,948
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.75%	0.75%†
Expenses, prior to Waivers and/or Recapture	1.77%†	1.50%	1.17%†
Net investment income, after Waivers and/or Recapture	1.26%†	0.91%	0.97%†
Portfolio turnover rate ††	24%	12%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04	$(0.06)	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.005%.

See Notes to Financial Statements.

59

Financial Highlights (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.36	$57.12	$50.52
Net investment income**	0.25	0.50	0.27
Net realized and unrealized gain (loss) on investments	(14.86)	(6.81)	6.50
Total from operations	(14.61)	(6.31)	6.77
Distributions to shareholders from:
Net investment income	(0.25)	(0.45)	(0.17)
Net asset value at end of period	$35.50	$50.36	$57.12
Share price at end of period***	$35.48
NET ASSET VALUE TOTAL RETURN****	(29.16)%	(11.10)%	13.42%
SHARE PRICE TOTAL RETURN****	(29.13)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$95,854	$130,944	$85,680
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.71%	0.73	%†
Expenses, prior to Waivers and/or Recapture	0.81%†	0.76%	0.92	%†
Net investment income, after Waivers and/or Recapture	1.07%†	0.92%	0.83	%†
Portfolio turnover rate ††	7%	42%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$0.09	$0.05

PowerShares FTSE RAFI Utilities Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$56.29	$61.13	$49.93
Net investment income**	0.85	1.21	0.78
Net realized and unrealized gain (loss) on investments	(13.05)	(4.47)	11.07
Total from operations	(12.20)	(3.26)	11.85
Distributions to shareholders from:
Net investment income	(0.94)	(1.58)	(0.65)
Net asset value at end of period	$43.15	$56.29	$61.13
Share price at end of period***	$43.22
NET ASSET VALUE TOTAL RETURN****	(22.02)%	(5.41)%	23.87%
SHARE PRICE TOTAL RETURN****	(21.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,629	$11,259	$18,338
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%†	0.78%	0.75	%†
Expenses, prior to Waivers and/or Recapture	1.80%†	1.92%	1.19	%†
Net investment income, after Waivers and/or Recapture	3.18%†	2.16%	2.32	%†
Portfolio turnover rate ††	4%	16%	0	%(b)
Undistributed net investment loss included in price of units issued and redeemed**#	$—	$(0.20)	$(0.16)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

(b)  Amount represents less than 1%.

See Notes to Financial Statements.

60

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offered seventy-five portfolios. This report includes the following portfolios:

PowerShares FTSE RAFI Basic Materials Sector Portfolio	"FTSE RAFI Basic Materials Sector Portfolio"

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	"FTSE RAFI Consumer Goods Sector Portfolio"

PowerShares FTSE RAFI Consumer Services Sector Portfolio	"FTSE RAFI Consumer Services Sector Portfolio"

PowerShares FTSE RAFI Energy Sector Portfolio	"FTSE RAFI Energy Sector Portfolio"

PowerShares FTSE RAFI Financials Sector Portfolio	"FTSE RAFI Financials Sector Portfolio"

PowerShares FTSE RAFI Health Care Sector Portfolio	"FTSE RAFI Health Care Sector Portfolio"

PowerShares FTSE RAFI Industrials Sector Portfolio	"FTSE RAFI Industrials Sector Portfolio"

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	"FTSE RAFI Telecommunications & Technology Sector Portfolio"

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	"FTSE RAFI US 1500 Small-Mid Portfolio"

PowerShares FTSE RAFI Utilities Sector Portfolio	"FTSE RAFI Utilities Sector Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
FTSE RAFI Basic Materials Sector Portfolio	FTSE RAFI Basic Materials Sector Index

FTSE RAFI Consumer Goods Sector Portfolio	FTSE RAFI Consumer Goods Sector Index

FTSE RAFI Consumer Services Sector Portfolio	FTSE RAFI Consumer Services Sector Index

FTSE RAFI Energy Sector Portfolio	FTSE RAFI Oil & Gas Index

FTSE RAFI Financials Sector Portfolio	FTSE RAFI Financials Sector Index

FTSE RAFI Health Care Sector Portfolio	FTSE RAFI Health Care Sector Index

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Fund	Index
FTSE RAFI Industrials Sector Portfolio	FTSE RAFI Industrials Sector Index

FTSE RAFI Telecommunications & Technology Sector Portfolio	FTSE RAFI Telecommunications & Technology Sector Index

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

FTSE RAFI Utilities Sector Portfolio	FTSE RAFI Utilities Sector Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

The Funds may invest a percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Prior to November 1, 2008, each Fund has agreed to pay an annual fee of 0.50% of the Fund's average daily net assets. Effective November 1, 2008, each Fund has agreed to pay an annual fee of 0.29% of the Fund's average daily net assets.

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust. Until November 1, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Effective November 1, 2008, each Fund's Expense Cap is 0.39%, at least until August 30, 2009, and sub-licensing fees are included in the Expense Cap. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "Waivers and/or Recapture".

During the year ended October 31, 2008, the amount of Waivers and/or Recapture was as follows:

(Waivers) and/or Recapture
FTSE RAFI Basic Materials Sector Portfolio	$(56,397)
FTSE RAFI Consumer Goods Sector Portfolio	(60,712)
FTSE RAFI Consumer Services Sector Portfolio	(61,093)
FTSE RAFI Energy Sector Portfolio	(56,643)
FTSE RAFI Financials Sector Portfolio	(59,524)
FTSE RAFI Health Care Sector Portfolio	(57,821)
FTSE RAFI Industrials Sector Portfolio	(62,109)
FTSE RAFI Telecommunications & Technology Sector Portfolio	(58,472)
FTSE RAFI US 1500 Small-Mid Portfolio	(68,262)
FTSE RAFI Utilities Sector Portfolio	(58,521)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2008 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/09	04/30/10	04/30/11	10/31/11
FTSE RAFI Basic Materials Sector Portfolio	$232,529	$—	$54,342	$121,790	$56,397
FTSE RAFI Consumer Goods Sector Portfolio	244,375	—	55,817	127,846	60,712
FTSE RAFI Consumer Services Sector Portfolio	243,976	—	56,594	126,289	61,093
FTSE RAFI Energy Sector Portfolio	228,718	—	55,622	116,453	56,643

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/09	04/30/10	04/30/11	10/31/11
FTSE RAFI Financials Sector Portfolio	$238,064	$—	$55,661	$122,879	$59,524
FTSE RAFI Health Care Sector Portfolio	233,817	—	55,339	120,657	57,821
FTSE RAFI Industrials Sector Portfolio	222,167	—	52,893	107,165	62,109
FTSE RAFI Telecommunications & Technology Sector Portfolio	225,651	—	53,976	113,203	58,472
FTSE RAFI US 1500 Small-Mid Portfolio	186,744	—	41,720	70,284	74,740
FTSE RAFI Utilities Sector Portfolio	229,307	—	54,046	116,740	58,521

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amount	04/30/09	04/30/10	04/30/11
FTSE RAFI Industrials Sector Portfolio	$222,167	$—	$52,893	$169,274
FTSE RAFI Telecommunications & Technology Sector Portfolio	225,651	—	53,976	171,675
FTSE RAFI US 1500 Small-Mid Portfolio	186,744	—	41,720	145,024
FTSE RAFI Utilities Sector Portfolio	229,306	—	54,046	175,260

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into a licensing agreement for each Fund with FTSE International Ltd. (the "Licensor"). The index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations. Prior to November 1, 2008, sub-licensing fees were excluded from each Fund's Expense Cap.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Supplemental Information

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level.

Level 1 – Quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI Basic Materials Sector Portfolio	$4,041,917	$—	$—	$4,041,917
FTSE RAFI Consumer Goods Sector Portfolio	3,426,660	—	—	3,426,660
FTSE RAFI Consumer Services Sector Portfolio	3,492,946	—	—	3,492,946
FTSE RAFI Energy Sector Portfolio	10,206,766	—	—	10,206,766
FTSE RAFI Financials Sector Portfolio	18,839,312	—	—	18,839,312
FTSE RAFI Health Care Sector Portfolio	11,797,774	—	—	11,797,774
FTSE RAFI Industrials Sector Portfolio	7,531,532	—	—	7,531,532
FTSE RAFI Telecommunications & Technology Sector Portfolio	7,531,160	—	—	7,531,160
FTSE RAFI US 1500 Small-Mid Portfolio	95,778,963	—	—	95,778,963
FTSE RAFI Utilities Sector Portfolio	8,747,589	—	—	8,747,589

Note 5. Federal Income Taxes

At October 31, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year were as follows:

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
FTSE RAFI Basic Materials Sector Portfolio	$7,873,433	$(3,831,516)	$25,417	$(3,856,933)
FTSE RAFI Consumer Goods Sector Portfolio	5,085,561	(1,658,901)	42,931	(1,701,832)
FTSE RAFI Consumer Services Sector Portfolio	4,517,617	(1,024,671)	9,817	(1,034,488)
FTSE RAFI Energy Sector Portfolio	14,559,478	(4,352,712)	19,095	(4,371,807)

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
FTSE RAFI Financials Sector Portfolio	$29,651,631	$(10,812,319)	$107,377	$(10,919,696)
FTSE RAFI Health Care Sector Portfolio	15,145,997	(3,348,223)	277,883	(3,626,106)
FTSE RAFI Industrials Sector Portfolio	12,909,380	(5,377,848)	39,004	(5,416,852)
FTSE RAFI Telecommunications & Technology Sector Portfolio	11,301,049	(3,769,889)	4,603	(3,774,492)
FTSE RAFI US 1500 Small-Mid Portfolio	141,332,628	(45,553,665)	2,970,406	(48,524,071)
FTSE RAFI Utilities Sector Portfolio	11,483,134	(2,735,545)	29,295	(2,764,840)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Fund's fiscal year end.

Note 6. Investment Transactions

For the period ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
FTSE RAFI Basic Materials Sector Portfolio	$1,956,938	$1,846,469
FTSE RAFI Consumer Goods Sector Portfolio	432,152	467,524
FTSE RAFI Consumer Services Sector Portfolio	9,255,651	9,184,234
FTSE RAFI Energy Sector Portfolio	2,157,196	2,087,874
FTSE RAFI Financials Sector Portfolio	2,321,618	2,191,915
FTSE RAFI Health Care Sector Portfolio	991,715	1,240,458
FTSE RAFI Industrials Sector Portfolio	699,858	728,963
FTSE RAFI Telecommunications & Technology Sector Portfolio	2,458,998	2,511,811
FTSE RAFI US 1500 Small-Mid Portfolio	8,904,054	8,206,950
FTSE RAFI Utilities Sector Portfolio	531,293	423,340

For the period ended October 31, 2008, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
FTSE RAFI Basic Materials Sector Portfolio	$7,274,674	$8,860,353
FTSE RAFI Consumer Goods Sector Portfolio	—	—
FTSE RAFI Consumer Services Sector Portfolio	—	—
FTSE RAFI Energy Sector Portfolio	—	7,088,830
FTSE RAFI Financials Sector Portfolio	6,113,165	—
FTSE RAFI Health Care Sector Portfolio	—	—
FTSE RAFI Industrials Sector Portfolio	—	—
FTSE RAFI Telecommunications & Technology Sector Portfolio	5,134,463	4,625,111
FTSE RAFI US 1500 Small-Mid Portfolio	11,224,130	8,275,446
FTSE RAFI Utilities Sector Portfolio	—	—

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferral Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the dates such Fees would have been paid to the Participating Trustee. The value selected increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

69

Board Considerations Regarding Approval of Investment Advisory Agreement

At a meeting held on September 25, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved amending the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust to reflect a reduced advisory fee for the following funds (each, a "Fund" and collectively, the "Funds"):

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

The Board, and the Independent Trustees, noted that in April, 2008, the Board approved renewal of the Funds' Investment Advisory Agreement. At that time, the Board considered the following factors, among others, when determining whether to continue the Investment Advisory Agreement: (i) the nature, extent and quality of services provided; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as the Funds grow; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid to other registered investment companies; and (vii) any benefits realized by the Adviser from its relationship with each Fund.

At the September 25, 2008 Board meeting, the Adviser proposed reducing each Fund's annual advisory fee. The Adviser also proposed revising the contractual expense limitation in place until August 30, 2009 to further reduce each Fund's annual operating expenses. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided in connection with the amendment to the Investment Advisory Agreement. The Board concluded that the reduced advisory fee for each Fund was appropriate, and determined to approve the amended Investment Advisory Agreement and the reduced advisory fees and annual operating expenses, effective November 1, 2008.

70

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-6

2008 Semi-Annual Report to Shareholders

October 31, 2008

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares NASDAQ Internet Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio	6

PowerShares Dynamic Consumer Discretionary Sector Portfolio	8

PowerShares Dynamic Consumer Staples Sector Portfolio	10

PowerShares Dynamic Energy Sector Portfolio	12

PowerShares Dynamic Financial Sector Portfolio	14

PowerShares Dynamic Healthcare Sector Portfolio	16

PowerShares Dynamic Industrials Sector Portfolio	18

PowerShares Dynamic Technology Sector Portfolio	20

PowerShares Dynamic Telecommunications & Wireless Portfolio	22

PowerShares Dynamic Utilities Portfolio	24

PowerShares NASDAQ Internet Portfolio	25

Statements of Assets and Liabilities	28

Statements of Operations	30

Statements of Changes in Net Assets	32

Financial Highlights	36

Notes to Financial Statements	42

Board Considerations Regarding Approval of Investment Advisory Agreement	52

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	518	227	10	3	—	—	—
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	518	201	15	4	—	—	1
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	518	214	13	5	—	—	2
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	518	171	7	6	1	—	—
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	518	213	14	6	1	—	1
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	518	208	10	11	—	—	—
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	518	229	7	6	—	—	1
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	518	214	46	9	—	1	1
PTE	PowerShares Dynamic Telecommunications & Wireless Portfolio	12/6/05	732	306	34	8	2	—	—
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	760	304	20	4	1	1	1
PNQI	PowerShares NASDAQ Internet Portfolio	6/12/08	66	23	3	2	—	—	1

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PYZ	272	5	1	—	—	—
PEZ	288	8	—	—	—	1
PSL	282	2	—	—	—	—
PXI	328	2	3	—	—	—
PFI	275	3	1	1	2	—
PTH	287	2	—	—	—	—
PRN	270	4	1	—	—	—
PTF	238	7	1	—	—	1
PTE	361	17	4	—	—	—
PUI	420	8	—	—	1	—
PNQI	33	2	1	—	—	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period (or shorter) ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials Sector Portfolio Actual	$1,000.00	$582.13	0.65%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Consumer Discretionary Sector Portfolio Actual	$1,000.00	$722.28	0.65%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Consumer Staples Sector Portfolio Actual	$1,000.00	$846.18	0.65%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Energy Sector Portfolio Actual	$1,000.00	$606.09	0.65%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Financial Sector Portfolio Actual	$1,000.00	$790.87	0.65%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Healthcare Sector Portfolio Actual	$1,000.00	$790.11	0.65%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Industrials Sector Portfolio Actual	$1,000.00	$662.74	0.65%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Technology Sector Portfolio Actual	$1,000.00	$677.81	0.65%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Telecommunications & Wireless Portfolio Actual	$1,000.00	$737.41	0.63%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Utilities Portfolio Actual	$1,000.00	$819.72	0.63%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
	Beginning Account Value June 12, 2008 (Fund Inception)	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During Period (2) June 12, 2008 (Fund Inception) to October 31, 2008
PowerShares NASDAQ Internet Portfolio Actual	$1,000.00	$625.52	0.60%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 142 and then dividing the result by 365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

5

Portfolio Composition

PowerShares Dynamic Basic Materials Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Chemicals - Specialty	18.5
Chemicals - Diversified	15.5
Steel - Producers	9.0
Containers - Paper/Plastic	8.6
Containers - Metal/Glass	7.8
Agricultural Chemicals	7.5
Industrial Gases	7.1
Paper & Related Products	5.4
Chemicals - Plastics	3.0
Gold Mining	2.4
Metal - Copper	2.4
Coatings/Paint	2.0
Quarrying	1.8
Miscellaneous Manufacturing	1.7
Metal Processors & Fabricate	1.6
Alternative Waste Technology	1.4
Metal - Diversified	1.4
Steel - Specialty	1.2
Metal - Iron	1.1
Metal - Aluminum	0.6
Money Market Fund	0.5
Other	(0.5)

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Chemicals—7.5%
5,714	CF Industries Holdings, Inc.	$366,782
7,623	Monsanto Co.	678,295
8,159	Mosaic (The) Co.	321,546
9,452	Terra Industries, Inc.	207,849
		1,574,472
	Alternative Waste Technology—1.4%
22,328	Calgon Carbon Corp.*	297,409
	Chemicals - Diversified—15.5%
12,320	Celanese Corp., Series A	170,755
25,518	Dow Chemical (The) Co.	680,565
19,597	E.I. du Pont de Nemours & Co.	627,104
6,459	FMC Corp.	281,225
12,672	Innophos Holdings, Inc.	338,976
17,652	Olin Corp.	320,560
13,854	PPG Industries, Inc.	686,881
12,551	Rockwood Holdings, Inc.*	155,005
		3,261,071

Number of Shares		Value
	Common Stocks (Continued)
	Chemicals - Plastics—3.0%
19,613	A. Schulman, Inc.	$351,269
57,861	PolyOne Corp.*	274,840
		626,109
	Chemicals - Specialty—18.5%
11,952	Albemarle Corp.	291,031
11,606	Ashland, Inc.	262,180
72,084	Chemtura Corp.	124,705
9,351	Cytec Industries, Inc.	264,820
7,875	Eastman Chemical Co.	318,071
18,223	H.B. Fuller Co.	322,000
8,964	Lubrizol (The) Corp.	336,867
7,233	Minerals Technologies, Inc.	410,545
16,262	Sensient Technologies Corp.	410,290
15,342	Sigma-Aldrich Corp.	672,901
8,074	Stepan Co.	289,291
18,070	W.R. Grace & Co.*	162,811
		3,865,512
	Coatings/Paint—2.0%
20,078	Valspar (The) Corp.	410,595

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Containers - Metal/Glass—7.8%
10,344	Ball Corp.	$353,765
17,124	Crown Holdings, Inc.*	345,562
6,875	Greif, Inc., Class A	278,988
10,651	Owens-Illinois, Inc.*	243,695
9,076	Silgan Holdings, Inc.	422,397
		1,644,407
	Containers - Paper/Plastic—8.6%
17,013	Bemis Co., Inc.	422,603
18,448	Packaging Corp. of America	310,480
12,952	Rock-Tenn Co., Class A	393,870
19,605	Sealed Air Corp.	331,717
13,745	Sonoco Products Co.	346,099
		1,804,769
	Gold Mining—2.4%
19,311	Newmont Mining Corp.	508,652
	Industrial Gases—7.1%
9,482	Air Products & Chemicals, Inc.	551,189
8,019	Airgas, Inc.	307,609
9,693	Praxair, Inc.	631,498
		1,490,296
	Metal - Aluminum—0.6%
9,743	Century Aluminum, Co.*	122,470
	Metal - Copper—2.4%
34,112	Southern Copper Corp.	496,671
	Metal - Diversified—1.4%
9,750	Freeport-McMoRan Copper & Gold, Inc.	283,725
	Metal Processors & Fabricate—1.6%
26,990	Worthington Industries, Inc.	325,769
	Metal - Iron—1.1%
8,603	Cliffs Natural Resources, Inc.	232,195
	Miscellaneous Manufacturing—1.7%
11,761	AptarGroup, Inc.	356,594
	Paper & Related Products—5.4%
32,381	Glatfelter	333,848
32,196	International Paper Co.	554,415
17,940	MeadWestvaco, Corp.	251,698
		1,139,961
	Quarrying—1.8%
6,858	Compass Minerals International, Inc.	376,710
	Steel - Producers—9.0%
9,029	AK Steel Holding Corp.	125,684
12,241	Carpenter Technology Corp.	221,562

Number of Shares		Value
	Common Stocks (Continued)
16,589	Nucor Corp.	$672,021
8,333	Reliance Steel & Aluminum Co.	208,658
6,943	Schnitzer Steel Industries, Inc., Class A	186,975
19,133	Steel Dynamics, Inc.	228,065
6,544	United States Steel Corp.	241,343
		1,884,308
	Steel - Specialty—1.2%
9,694	Allegheny Technologies, Inc.	257,279
	Total Common Stocks (Cost $35,221,532)	20,958,974
	Money Market Fund—0.5%
110,191	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $110,191)	110,191
	Total Investments (Cost $35,331,723)—100.5%	21,069,165
	Liabilities in excess of other assets—(0.5%)	(95,808)
	Net Assets—100.0%	$20,973,357

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Consumer Discretionary Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Retail	45.8
Commercial Services	16.3
Apparel	8.7
Media	8.3
Auto Parts & Equipment	3.5
Airlines	3.0
Distribution/Wholesale	3.0
Internet	2.4
Advertising	2.2
Toys/Games/Hobbies	1.7
Home Builders	1.4
Leisure Time	1.3
Textiles	1.3
Hand/Machine Tools	1.1
Money Market Fund	0.9
Other	(0.9)

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—2.2%
6,172	Omnicom Group, Inc.	$182,321
	Airlines—3.0%
15,807	Hawaiian Holdings, Inc.*	110,649
8,351	Skywest, Inc.	128,689
		239,338
	Apparel—8.7%
7,186	Jones Apparel Group, Inc.	79,836
4,317	NIKE, Inc., Class B	248,789
3,450	Polo Ralph Lauren Corp.	162,737
2,767	Warnaco Group (The), Inc.*	82,484
5,420	Wolverine World Wide, Inc.	127,370
		701,216
	Auto Parts & Equipment—3.5%
5,892	ATC Technology Corp.*	129,212
3,717	Autoliv, Inc.	79,395
3,451	BorgWarner, Inc.	77,544
		286,151
	Commercial Services—16.3%
4,997	Aaron Rents, Inc.	123,876
4,111	Apollo Group, Inc., Class A*	285,755
10,246	H&R Block, Inc.	202,051
4,741	Interactive Data Corp.	111,793
1,605	ITT Educational Services, Inc.*	140,678
2,185	Morningstar, Inc.*	81,806

Number of Shares		Value
	Common Stocks (Continued)
3,197	Pre-Paid Legal Services, Inc.*	$126,218
6,300	Rent-A-Center, Inc.*	91,980
680	Strayer Education, Inc.	153,864
		1,318,021
	Distribution/Wholesale—3.0%
6,170	Genuine Parts Co.	242,790
	Hand/Machine Tools—1.1%
2,505	Snap-On, Inc.	92,560
	Home Builders—1.4%
239	NVR, Inc.*	117,160
	Internet—2.4%
4,630	NetFlix, Inc.*	114,639
1,535	Priceline.com, Inc.*	80,787
		195,426
	Leisure Time—1.3%
4,247	WMS Industries, Inc.*	106,175
	Media—8.3%
12,355	Comcast Corp., Class A	194,715
2,999	John Wiley & Sons, Inc., Class A	104,305
15,985	Time Warner, Inc.	161,289
8,090	Walt Disney (The) Co.	209,531
		669,840

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Retail—45.8%
3,316	Advance Auto Parts, Inc.	$103,459
1,907	AutoZone, Inc.*	242,741
5,846	Best Buy Co., Inc.	156,731
5,752	Burger King Holdings, Inc.	114,350
8,106	Cato (The) Corp., Class A	125,805
4,166	CEC Entertainment, Inc.*	106,983
11,167	CKE Restaurants, Inc.	94,808
3,720	Dollar Tree, Inc.*	141,434
8,777	Dress Barn, Inc.*	83,908
5,727	Family Dollar Stores, Inc.	154,114
11,806	Finish Line (The), Inc., Class A	112,983
10,181	Fred's, Inc., Class A	124,717
13,452	Gap (The), Inc.	174,069
3,900	Genesco, Inc.*	96,759
3,636	Gymboree (The) Corp.*	94,027
9,650	Home Depot (The), Inc.	227,643
10,621	Lowe's Cos., Inc.	230,475
4,220	McDonald's Corp.	244,464
12,098	New York & Co., Inc.*	34,116
5,495	P.F. Chang's China Bistro, Inc.*	112,428
2,656	Panera Bread Co., Class A*	119,839
5,112	Papa John's International, Inc.*	115,327
7,507	RadioShack Corp.	95,039
5,197	Regis Corp.	64,287
3,549	Ross Stores, Inc.	116,017
7,222	TJX Cos., Inc.	193,261
3,351	Tractor Supply Co.*	139,268
30,304	Wet Seal (The), Inc., Class A*	89,094
		3,708,146
	Textiles—1.3%
3,317	UniFirst Corp.	108,234
	Toys/Games/Hobbies—1.7%
4,216	Marvel Entertainment, Inc.*	135,713
	Total Common Stocks (Cost $10,824,593)	8,103,091
	Money Market Fund—0.9%
70,101	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $70,101)	70,101
	Total Investments (Cost $10,894,694)—100.9%	8,173,192
	Liabilities in excess of other assets—(0.9%)	(74,420)
	Net Assets—100.0%	$8,098,772

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Consumer Staples Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Food	39.8
Retail	14.0
Cosmetics/Personal Care	13.8
Agriculture	11.3
Beverages	10.7
Household Products/Wares	6.9
Pharmaceuticals	2.7
Environmental Control	0.9
Money Market Fund	0.5
Other	(0.6)

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Agriculture—11.3%
49,649	Altria Group, Inc.	$952,765
6,374	Bunge Ltd.	244,825
7,883	Lorillard, Inc.	519,174
19,443	Philip Morris International, Inc.	845,187
10,751	Reynolds American, Inc.	526,369
10,968	Universal Corp.	434,223
32,393	Vector Group Ltd.	552,301
		4,074,844
	Beverages—10.7%
9,888	Brown-Forman Corp., Class B	448,915
9,872	Central European Distribution Corp.*	284,215
20,052	Coca-Cola (The) Co.	883,492
11,954	Molson Coors Brewing Co., Class B	446,601
19,254	Pepsi Bottling Group (The), Inc.	445,152
24,308	PepsiAmericas, Inc.	460,150
15,247	PepsiCo, Inc.	869,232
		3,837,757
	Cosmetics/Personal Care—13.8%
21,770	Alberto-Culver Co.	560,142
24,379	Avon Products, Inc.	605,331
8,122	Chattem, Inc.*	614,592
13,734	Colgate-Palmolive Co.	861,946
11,443	Estee Lauder (The) Cos., Class A	412,406
40,136	Inter Parfums, Inc.	467,986
14,965	Procter & Gamble (The) Co.	965,840
40,973	Revlon, Inc., Class A*	487,169
		4,975,412
	Environmental Control—0.9%
41,480	Darling International, Inc.*	312,759

Number of Shares		Value
	Common Stocks (Continued)
	Food—39.8%
14,423	Cal-Maine Foods, Inc.	$423,892
15,471	Campbell Soup Co.	587,124
22,627	Dean Foods Co.*	494,626
66,847	Del Monte Foods Co.	421,805
21,540	Flowers Foods, Inc.	638,661
24,538	Fresh Del Monte Produce, Inc.*	517,997
15,777	General Mills, Inc.	1,068,733
11,317	H.J. Heinz Co.	495,911
15,781	Hershey (The) Co.	587,684
15,972	Hormel Foods Corp.	451,369
16,904	J & J Snack Foods Corp.	530,109
11,518	J.M. Smucker (The) Co.	513,242
19,180	Kellogg Co.	967,056
37,804	Kroger (The) Co.	1,038,097
16,375	Lancaster Colony Corp.	516,468
14,080	McCormick & Co., Inc.	473,933
9,276	Ralcorp Holdings, Inc.*	627,800
17,886	Ruddick Corp.	512,255
21,621	Safeway, Inc.	459,879
437	Seaboard Corp.	585,580
25,045	Spartan Stores, Inc.	675,965
24,559	SUPERVALU, Inc.	349,720
32,803	Sysco Corp.	859,439
15,047	Weis Markets, Inc.	488,125
		14,285,470
	Household Products/Wares—6.9%
9,114	Church & Dwight Co., Inc.	538,546
16,928	Kimberly-Clark Corp.	1,037,517
59,950	Prestige Brands Holdings, Inc.*	414,255
16,324	WD-40 Co.	475,028
		2,465,346

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Pharmaceuticals—2.7%
17,133	NBTY, Inc.*	$400,398
15,043	USANA Health Sciences, Inc.*	570,732
		971,130
	Retail—14.0%
14,975	BJ's Wholesale Club, Inc.*	527,120
19,639	Casey's General Stores, Inc.	593,098
15,571	Costco Wholesale Corp.	887,703
28,527	CVS Caremark Corp.	874,353
34,003	Nu Skin Enterprises, Inc., Class A	438,299
28,661	Walgreen Co.	729,709
17,675	Wal-Mart Stores, Inc.	986,441
		5,036,723
	Total Common Stocks (Cost $40,540,061)	35,959,441
	Money Market Fund—0.5%
180,980	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $180,980)	180,980
	Total Investments (Cost $40,721,041)—100.6%	36,140,421
	Liabilities in excess of other assets—(0.6%)	(204,780)
	Net Assets—100.0%	$35,935,641

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Dynamic Energy Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Oil Companies - Exploration & Production	28.4
Oil & Gas Drilling	17.7
Oil Companies - Integrated	14.7
Oil - Field Services	13.7
Gas - Distribution	8.6
Transport - Marine	4.4
Coal	3.3
Oil Field Machinery & Equipment	3.2
Pipelines	2.0
Energy - Alternate Sources	1.7
Computer Services	1.2
Transport - Services	1.2
Money Market Fund	0.9
Other	(1.0)

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Coal—3.3%
14,730	Alliance Holdings GP LP	$304,911
4,178	Alpha Natural Resources, Inc.*	149,447
4,413	Walter Industries, Inc.	171,004
		625,362
	Computer Services—1.2%
6,452	IHS, Inc., Class A*	228,336
	Energy - Alternate Sources—1.7%
14,880	Covanta Holding Corp.*	320,813
	Gas - Distribution—8.6%
7,413	Energen Corp.	248,854
9,213	Laclede Group (The), Inc.	482,025
9,020	Nicor, Inc.	416,814
14,348	Piedmont Natural Gas Co., Inc.	472,336
		1,620,029
	Oil Companies - Exploration & Production—28.4%
6,635	Apache Corp.	546,259
9,266	Arena Resources, Inc.*	282,428
9,946	Berry Petroleum Co., Class A	231,742
20,833	Callon Petroleum Co.*	214,997
7,453	Cimarex Energy Co.	301,548
5,115	Clayton Williams Energy, Inc.*	247,719
6,373	Comstock Resources, Inc.*	314,954

Number of Shares		Value
	Common Stocks (Continued)
7,437	Devon Energy Corp.	$601,357
8,028	Encore Acquisition Co.*	250,072
15,135	McMoRan Exploration Co.*	214,766
9,562	Occidental Petroleum Corp.	531,073
6,553	Pioneer Natural Resources Co.	182,370
14,624	Questar Corp.	503,943
17,804	Rosetta Resources, Inc.*	187,832
8,683	Stone Energy Corp.*	263,442
11,772	W&T Offshore, Inc.	225,669
4,301	Whiting Petroleum Corp.*	223,609
		5,323,780
	Oil Companies - Integrated—14.7%
8,792	Chevron Corp.	655,883
9,198	ConocoPhillips	478,480
9,485	Exxon Mobil Corp.	703,028
7,247	Hess Corp.	436,342
9,664	Murphy Oil Corp.	489,385
		2,763,118
	Oil Field Machinery & Equipment—3.2%
14,007	Complete Production Services, Inc.*	173,547
9,610	Gulf Island Fabrication, Inc.	189,413
4,461	Lufkin Industries, Inc.	233,399
		596,359

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dynamic Energy Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Oil & Gas Drilling—17.7%
6,904	Diamond Offshore Drilling, Inc.	$613,076
11,195	ENSCO International, Inc.	425,522
7,246	Helmerich & Payne, Inc.	248,610
15,089	Noble Corp.	486,017
44,653	Parker Drilling Co.*	228,623
14,565	Patterson-UTI Energy, Inc.	193,278
24,697	Pioneer Drilling Co.*	191,155
10,777	Pride International, Inc.*	202,500
5,965	Transocean, Inc.	491,098
6,111	Unit Corp.*	229,407
		3,309,286
	Oil - Field Services—13.7%
9,485	Baker Hughes, Inc.	331,501
28,264	BJ Services Co.	363,192
6,887	CARBO Ceramics, Inc.	298,000
17,270	Halliburton Co.	341,773
24,638	Key Energy Services, Inc.*	152,756
48,244	Newpark Resources, Inc.*	277,403
7,440	Oil States International, Inc.*	172,087
8,800	Superior Energy Services, Inc.*	187,616
18,696	Tetra Technologies, Inc.*	130,124
29,108	Union Drilling, Inc.*	159,512
9,995	Willbros Group, Inc.*	154,823
		2,568,787
	Pipelines—2.0%
24,079	Williams Pipeline Partners LP	366,482
	Transport - Marine—4.4%
8,263	Gulfmark Offshore, Inc.*	305,731
5,770	Overseas Shipholding Group, Inc.	216,837
6,822	Tidewater, Inc.	297,507
		820,075
	Transport - Services—1.2%
10,777	PHI, Inc.*	226,101
	Total Common Stocks (Cost $28,301,465)	18,768,528
	Money Market Fund—0.9%
168,649	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $168,649)	168,649
	Total Investments (Cost $28,470,114)—101.0%	18,937,177
	Liabilities in excess of other assets—(1.0%)	(187,316)
	Net Assets—100.0%	$18,749,861

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Financial Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Property/Casualty Insurance	25.9
Multi-line Insurance	13.6
Insurance Brokers	11.9
Finance - Investment Banker	10.0
Life/Health Insurance	8.4
Commercial Banks - Central U.S.	6.9
Investment Management/Advisory Service	5.6
Commercial Banks - Southern U.S.	4.9
Reinsurance	4.3
Fiduciary Banks	4.1
Commercial Banks - Western U.S.	3.2
Data Processing/Management	1.3
Money Market Fund	0.8
Other	(0.9)

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Commerical Banks - Central U.S.—6.9%
7,602	BancFirst Corp.	$383,141
8,132	Commerce Bancshares, Inc.	384,481
7,458	First Financial Bankshares, Inc.	404,148
7,035	UMB Financial Corp.	318,897
		1,490,667
	Commerical Banks - Southern U.S.—4.9%
8,753	City Holding Co.	366,226
2,466	First Citizens BancShares, Inc., Class A	377,100
7,461	Hancock Holding Co.	329,478
		1,072,804
	Commerical Banks - Western U.S.—3.2%
6,921	Bank of Hawaii Corp.	350,963
6,530	SVB Financial Group*	335,969
		686,932
	Data Processing/Management—1.3%
15,495	SEI Investments Co.	273,952
	Fiduciary Banks—4.1%
8,347	Northern Trust Corp.	470,020
9,915	State Street Corp.	429,815
		899,835
	Finance - Investment Banker—10.0%
11,436	Investment Technology Group, Inc.*	233,409
21,227	Knight Capital Group, Inc., Class A*	306,942
56,916	LaBranche & Co., Inc.*	354,587
15,863	optionsXpress Holdings, Inc.	281,727

Number of Shares		Value
	Common Stocks (Continued)
11,871	Raymond James Financial, Inc.	$276,476
32,841	TD Ameritrade Holding Corp.*	436,457
36,451	TradeStation Group, Inc.*	285,411
		2,175,009
	Insurance Brokers—11.9%
14,128	AON Corp.	597,614
13,821	Arthur J. Gallagher & Co.	336,680
18,011	Brown & Brown, Inc.	369,586
25,628	Crawford & Co., Class B*	371,606
7,914	Erie Indemnity Co., Class A	294,322
21,012	Marsh & McLennan Cos., Inc.	616,071
		2,585,879
	Investment Management/Advisory Service—5.6%
14,927	Ameriprise Financial, Inc.	322,423
11,644	Federated Investors, Inc., Class B	281,785
6,421	Franklin Resources, Inc.	436,628
11,366	Waddell & Reed Financial, Inc., Class A	165,034
		1,205,870
	Life/Health Insurance—8.4%
11,833	AFLAC, Inc.	523,966
1,528	National Western Life Insurance Co., Class A	288,456
10,084	Protective Life Corp.	84,201
7,468	StanCorp Financial Group, Inc.	254,509
6,126	Torchmark Corp.	255,883
26,404	Unum Group	415,863
		1,822,878

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Dynamic Financial Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Multi-line Insurance—13.6%
12,754	ACE Ltd.	$731,568
14,867	Allstate (The) Corp.	392,340
12,827	American Financial Group, Inc.	291,558
11,483	Assurant, Inc.	292,587
7,748	Hanover Insurance Group (The), Inc.	304,109
14,535	HCC Insurance Holdings, Inc.	320,642
24,561	Horace Mann Educators Corp.	195,506
12,380	MetLife, Inc.	411,264
		2,939,574
	Property/Casualty Insurance—25.9%
8,651	American Physicians Capital, Inc.	353,912
5,246	Arch Capital Group Ltd.*	365,909
13,975	Chubb (The) Corp.	724,184
22,774	CNA Surety Corp.*	315,420
21,057	Employers Holdings, Inc.	268,687
7,084	Fpic Insurance Group, Inc.*	317,080
989	Markel Corp.*	346,981
6,790	ProAssurance Corp.*	373,111
36,326	Progressive (The) Corp.	518,372
6,545	RLI Corp.	375,618
8,511	Safety Insurance Group, Inc.	323,333
15,161	Selective Insurance Group	360,074
11,855	State Auto Financial Corp.	312,261
15,194	Travelers (The) Cos., Inc.	646,504
		5,601,446
	Reinsurance—4.3%
9,692	Odyssey Re Holdings Corp.	382,252
7,600	Reinsurance Group of America, Inc., Class A	283,784
6,089	Transatlantic Holdings, Inc.	260,914
		926,950
	Total Common Stocks (Cost $27,810,635)	21,681,796
	Money Market Fund—0.8%
175,357	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $175,357)	175,357
	Total Investments (Cost $27,985,992)—100.9%	21,857,153
	Liabilities in excess of other assets—(0.9%)	(204,725)
	Net Assets—100.0%	$21,652,428

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Dynamic Healthcare Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Healthcare - Products	30.1
Healthcare - Services	25.8
Pharmaceuticals	22.4
Commercial Services	12.4
Biotechnology	5.3
Distribution/Wholesale	1.7
Software	1.5
Internet	0.8
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—5.3%
48,338	Amgen, Inc.*	$2,894,963
25,257	Charles River Laboratories International, Inc.*	904,958
39,028	Invitrogen Corp.*	1,123,616
		4,923,537
	Commercial Services—12.4%
95,074	Albany Molecular Research, Inc.*	1,202,686
87,217	AMN Healthcare Services, Inc.*	784,081
37,886	Chemed Corp.	1,659,028
56,926	Corvel Corp.*	1,526,755
49,794	Emergency Medical Services Corp., Class A*	1,636,231
25,392	Landauer, Inc.	1,372,692
52,580	McKesson Corp.	1,934,417
40,617	Pharmaceutical Product Development, Inc.	1,258,315
		11,374,205
	Distribution/Wholesale—1.7%
35,930	Owens & Minor, Inc.	1,554,691
	Healthcare - Products—30.1%
44,836	Baxter International, Inc.	2,712,129
34,768	Becton Dickinson & Co.	2,412,899
241,883	Boston Scientific Corp.*	2,184,203
51,850	Conmed Corp.*	1,358,470
56,188	Covidien Ltd.	2,488,567
77,255	Cyberonics, Inc.*	984,229
33,143	Datascope Corp.	1,662,784
27,987	Edwards Lifesciences Corp.*	1,478,833
97,880	Hanger Orthopedic Group, Inc.*	1,630,681
55,348	Hill-Rom Holdings, Inc.	1,259,720
54,565	ICU Medical, Inc.*	1,747,717
85,595	Merit Medical Systems, Inc.*	1,566,389
66,289	St. Jude Medical, Inc.*	2,520,971

Number of Shares		Value
	Common Stocks (Continued)
21,474	Techne Corp.	$1,482,135
48,101	Varian Medical Systems, Inc.*	2,189,077
		27,678,804
	Healthcare - Services—25.8%
70,423	Aetna, Inc.	1,751,420
142,733	Alliance Imaging, Inc.*	1,163,274
61,126	AmSurg Corp.*	1,524,482
73,389	Centene Corp.*	1,382,649
72,542	Cigna Corp.	1,182,435
285,219	Health Management Associates, Inc., Class A*	598,960
92,113	Healthsouth Corp.*	1,155,097
83,440	Healthspring, Inc.*	1,378,429
65,475	Humana, Inc.*	1,937,405
53,577	Kindred Healthcare, Inc.*	776,331
49,114	LifePoint Hospitals, Inc.*	1,177,263
50,215	Lincare Holdings, Inc.*	1,323,165
38,042	Magellan Health Services, Inc.*	1,405,271
52,657	Molina Healthcare, Inc.*	1,172,671
29,098	Pediatrix Medical Group, Inc.*	1,124,638
56,208	Quest Diagnostics, Inc.	2,630,534
26,823	Universal Health Services, Inc., Class B	1,127,639
39,682	WellCare Health Plans, Inc.*	959,114
		23,770,777
	Internet—0.8%
122,841	eResearchTechnology, Inc.*	793,553
	Pharmaceuticals—22.4%
123,943	Alkermes, Inc.*	1,224,557
74,081	AmerisourceBergen Corp.	2,316,513
50,833	Catalyst Health Solutions, Inc.*	857,553
21,628	Cephalon, Inc.*	1,551,160
65,124	Eli Lilly & Co.	2,202,494
72,937	Endo Pharmaceuticals Holdings, Inc.*	1,349,335

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Dynamic Healthcare Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
41,385	Express Scripts, Inc.*	$2,508,344
85,124	Forest Laboratories, Inc.*	1,977,431
80,015	Medicis Pharmaceutical Corp., Class A	1,141,814
51,383	Omnicare, Inc.	1,416,629
113,115	ViroPharma, Inc.*	1,418,462
196,110	Vivus, Inc.*	1,194,310
54,672	Watson Pharmaceuticals, Inc.*	1,430,766
		20,589,368
	Software—1.5%
35,985	Cerner Corp.*	1,339,722
	Total Investments (Cost $121,222,459)—100.0%	92,024,657
	Liabilities in excess of other assets—(0.0%)	(31,411)
	Net Assets—100.0%	$91,993,246

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Industrials Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Transportation	20.4
Aerospace/Defense	18.9
Miscellaneous Manufacturing	16.8
Commercial Services	9.9
Engineering & Construction	8.0
Environmental Control	4.9
Machinery - Diversified	4.7
Retail	3.0
Building Materials	2.2
Machinery - Construction & Mining	2.0
Electronics	1.7
Metal Fabricate/Hardware	1.6
Computers	1.5
Textiles	1.5
Hand/Machine Tools	1.1
Distribution/Wholesale	1.0
Iron/Steel	0.9
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—18.9%
33,279	Boeing Co.	$1,739,493
23,636	General Dynamics Corp.	1,425,724
42,569	Goodrich Corp.	1,556,323
20,988	L-3 Communications Holdings, Inc.	1,703,596
18,735	Lockheed Martin Corp.	1,593,412
31,691	Northrop Grumman Corp.	1,485,991
36,369	Raytheon Co.	1,858,819
		11,363,358
	Building Materials—2.2%
55,324	Gibraltar Industries, Inc.	733,043
31,091	NCI Building Systems, Inc.*	578,604
		1,311,647
	Commercial Services—9.9%
43,434	Administaff, Inc.	868,246
32,692	Corporate Executive Board (The) Co.	975,202
72,080	Deluxe Corp.	876,493
66,931	Korn/Ferry International*	929,672
49,217	Resources Connection, Inc.*	853,423
71,732	TrueBlue, Inc.*	597,528
20,315	Watson Wyatt Worldwide, Inc., Class A	862,778
		5,963,342
	Computers—1.5%
59,090	SYKES Enterprises, Inc.*	943,076

Number of Shares		Value
	Common Stocks (Continued)
	Distribution/Wholesale—1.0%
30,959	WESCO International, Inc.*	$615,465
	Electronics—1.7%
32,418	Brady Corp., Class A	1,004,958
	Engineering & Construction—8.0%
34,930	EMCOR Group, Inc.*	620,706
38,690	Exponent, Inc.*	1,138,646
27,227	Fluor Corp.	1,087,174
64,816	Insituform Technologies, Inc., Class A*	870,479
29,556	Jacobs Engineering Group, Inc.*	1,076,725
		4.793,730
	Environmental Control—4.9%
36,660	American Ecology Corp.	643,016
20,069	Stericycle, Inc.*	1,172,632
32,776	Waste Connections, Inc.*	1,109,468
		2,925,116
	Hand/Machine Tools—1.1%
14,736	Lincoln Electric Holdings, Inc.	635,858
	Iron/Steel—0.9%
24,999	Olympic Steel, Inc.	571,477

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Machinery - Construction & Mining—2.0%
30,847	Caterpillar, Inc.	$1,177,430
	Machinery - Diversified—4.7%
66,150	Altra Holdings, Inc.*	591,381
33,481	Cummins, Inc.	865,484
26,535	Robbins & Myers, Inc.	541,314
45,096	Tecumseh Products Co., Class A*	835,178
		2,833,357
	Metal Fabricate/Hardware—1.6%
42,424	Mueller Industries, Inc.	970,237
	Miscellaneous Manufacturing—16.8%
28,906	A.O. Smith Corp.	911,984
37,720	Actuant Corp., Class A	676,320
10,181	Ameron International Corp.	478,507
17,053	Brink's (The) Co.	826,900
36,741	Carlisle Cos., Inc.	854,228
26,412	Ceradyne, Inc.*	620,682
44,184	Dover Corp.	1,403,726
28,234	EnPro Industries, Inc.*	627,077
43,489	Honeywell International, Inc.	1,324,240
34,222	ITT Corp.	1,522,879
32,385	Pentair, Inc.	895,121
		10,141,664
	Retail—3.0%
27,042	Copart, Inc.*	943,766
23,364	MSC Industrial Direct Co., Class A	837,833
		1,781,599
	Textiles—1.5%
38,636	Cintas Corp.	915,673

Number of Shares		Value
	Common Stocks (Continued)
	Transportation—20.4%
34,373	Arkansas Best Corp.	$1,003,348
24,235	Con-way, Inc.	824,959
33,735	CSX Corp.	1,542,364
72,035	Heartland Express, Inc.	1,105,017
29,796	HUB Group, Inc., Class A*	937,084
32,649	J.B. Hunt Transport Services, Inc.	928,211
24,280	Landstar System, Inc.	936,965
59,683	Marten Transport Ltd.*	1,096,974
29,672	Norfolk Southern Corp.	1,778,539
35,770	Old Dominion Freight Line, Inc.*	1,085,262
52,172	Werner Enterprises, Inc.	1,023,615
		12,262,338
	Total Investments (Cost $86,173,032)—100.1%	60,210,325
	Liabilities in excess of other assets—(0.1%)	(31,603)
	Net Assets—100.0%	$60,178,722

*  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Dynamic Technology Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Semiconductors	21.7
Software	18.4
Computers	16.6
Commercial Services	13.9
Internet	9.8
Telecommunications	9.8
Electronics	5.6
Machinery - Diversified	1.6
Distribution/Wholesale	1.3
Media	1.2
Other	0.1

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Commercial Services—13.9%
45,301	Convergys Corp.*	$348,365
19,317	Forrester Research, Inc.*	541,842
13,860	Global Payments, Inc.	561,469
20,066	Lender Processing Services, Inc.	462,923
35,945	Paychex, Inc.	1,025,869
33,326	SAIC, Inc.*	615,531
33,543	Total System Services, Inc.	460,881
44,352	Western Union (The) Co.	676,812
		4,693,692
	Computers—16.6%
23,008	Affiliated Computer Services, Inc., Class A*	943,328
13,192	CACI International, Inc., Class A*	543,247
85,337	Ciber, Inc.*	460,820
56,373	Dell, Inc.*	684,932
10,064	International Business Machines Corp.	935,650
18,576	Lexmark International, Inc., Class A*	479,818
16,109	MTS Systems Corp.	523,220
25,253	NCR Corp.*	461,625
37,539	Perot Systems Corp., Class A*	540,186
		5,572,826
	Distribution/Wholesale—1.3%
22,206	Scansource, Inc.*	440,567
	Electronics—5.6%
18,628	Coherent, Inc.*	471,288
60,800	Methode Electronics, Inc.	461,472
284,333	Sanmina-SCI Corp.*	213,250
37,223	Tyco Electronics Ltd.	723,615
		1,869,625

Number of Shares		Value
	Common Stocks (Continued)
	Internet—9.8%
75,161	Dice Holdings, Inc.*	$305,154
15,273	Digital River, Inc.*	378,465
71,694	Earthlink, Inc.*	494,689
27,084	j2 Global Communications, Inc.*	436,594
30,966	McAfee, Inc.*	1,007,942
54,908	Symantec Corp.*	690,743
		3,313,587
	Machinery - Diversified—1.6%
33,030	Cognex Corp.	529,141
	Media—1.2%
10,655	Factset Research Systems, Inc.	413,307
	Semiconductors—21.7%
88,973	Amkor Technology, Inc.*	361,230
43,813	Analog Devices, Inc.	935,845
83,943	Applied Micro Circuits Corp.*	428,949
50,915	Broadcom Corp., Class A*	869,628
63,096	Integrated Device Technology, Inc.*	401,291
53,564	Intel Corp.	857,024
72,550	Micrel, Inc.	533,243
57,163	National Semiconductor Corp.	752,837
74,242	PMC - Sierra, Inc.*	347,453
35,770	QLogic Corp.*	429,955
19,821	Silicon Laboratories, Inc.*	514,553
47,152	Xilinx, Inc.	868,540
		7,300,548
	Software—18.4%
46,241	Acxiom Corp.	363,454
28,601	Adobe Systems, Inc.*	761,931

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dynamic Technology Sector Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
15,066	Ansys, Inc.*	$431,340
33,459	Broadridge Financial Solutions, Inc.	404,854
51,234	CA, Inc.	911,965
58,459	Compuware Corp.*	372,968
35,353	CSG Systems International, Inc.*	587,920
44,888	Microsoft Corp.	1,002,349
10,415	MicroStrategy, Inc., Class A*	410,039
33,275	Parametric Technology Corp.*	432,242
19,419	Sybase, Inc.*	517,128
		6,196,190
	Telecommunications—9.8%
29,307	ADTRAN, Inc.	445,466
9,053	Anixter International, Inc.*	304,271
18,644	Black Box Corp.	566,965
75,930	Harmonic, Inc.*	539,862
25,176	InterDigital, Inc.*	548,333
25,899	Plantronics, Inc.	373,982
40,718	Tekelec*	516,711
		3,295,590
	Total Investments (Cost $47,958,711)—99.9%	33,625,073
	Other assets less liabilities—0.1%	38,598
	Net Assets—100.0%	$33,663,671

*  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares Dynamic Telecommunications & Wireless Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Telephone - Integrated	29.7
Cable TV	14.5
Telecommunication Services	10.3
Networking Products	10.1
Telecommunication Equipment	9.0
Wireless Equipment	8.8
Web Portals/ISP	5.5
Cellular Telecommunications	4.3
Data Processing/Management	3.4
Electronic Measuring Instruments	2.3
Satellite Telecommunications	2.1
Money Market Fund	0.7
Other	(0.7)

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Cable TV—14.5%
40,536	Comcast Corp., Class A	$638,847
30,435	DIRECTV Group (The), Inc.*	666,222
30,435	DISH Network Corp., Class A*	479,047
		1,784,116
	Cellular Telecommunications—4.3%
28,229	Syniverse Holdings, Inc.*	530,705
	Data Processing/Management—3.4%
24,778	CSG Systems International, Inc.*	412,058
	Electronic Measuring Instruments—2.3%
13,835	Trimble Navigation Ltd.*	284,586
	Networking Products—10.1%
220,900	3Com Corp.*	603,057
35,699	Cisco Systems, Inc.*	634,371
		1,237,428
	Satellite Telecommunications—2.1%
159,832	ICO Global Communications Holdings Ltd.*	262,124
	Telecommunication Equipment—9.0%
10,243	Comtech Telecommunications Corp.*	495,967
18,151	Plantronics, Inc.	262,100
143,653	Utstarcom, Inc.*	341,894
		1,099,961
	Telecommunication Services—10.3%
9,930	Embarq Corp.	297,900
25,647	Global Crossing Ltd.*	170,809

Number of Shares		Value
	Common Stocks (Continued)
19,505	NeuStar, Inc., Class A*	$384,249
15,741	NTELOS Holdings Corp.	409,266
		1,262,224
	Telephone - Integrated—29.7%
26,839	AT&T, Inc.	718,480
13,991	Atlantic Tele-Network, Inc.	340,401
12,123	CenturyTel, Inc.	304,409
37,256	Frontier Communications Corp.	283,518
123,890	Qwest Communications International, Inc.	354,325
98,459	Sprint Nextel Corp.	308,177
12,196	Telephone & Data Systems, Inc.	327,463
24,447	Verizon Communications, Inc.	725,342
37,706	Windstream Corp.	283,172
		3,645,287
	Web Portals/ISP—5.5%
50,247	Earthlink, Inc.*	346,704
44,474	United Online, Inc.	329,108
		675,812
	Wireless Equipment—8.8%
20,773	American Tower Corp., Class A*	671,176
92,734	Powerwave Technologies, Inc.*	88,097
17,854	Viasat, Inc.*	325,300
		1,084,573
	Total Common Stocks (Cost $18,101,436)	12,278,874

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.7%
81,414	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $81,414)	$81,414
	Total Investments (Cost $18,182,850)—100.7%	12,360,288
	Liabilities in excess of other assets—(0.7%)	(87,128)
	Net Assets—100.0%	$12,273,160

*  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares Dynamic Utilities Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Electric - Integrated	73.1
Gas - Distribution	16.7
Electric - Generation	3.2
Water	3.1
Energy - Alternate Sources	2.6
Independent Power Producer	1.0
Other	0.3

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.7%
	Electric - Generation—3.2%
145,731	AES (The) Corp.*	$1,161,476
	Electric - Integrated—73.1%
26,761	Allegheny Energy, Inc.	806,844
34,708	Alliant Energy Corp.	1,019,721
56,964	American Electric Power Co., Inc.	1,858,736
29,657	Consolidated Edison, Inc.	1,284,741
51,087	Dominion Resources, Inc.	1,853,436
48,873	DPL, Inc.	1,114,793
28,772	DTE Energy Co.	1,015,652
127,515	Duke Energy Corp.	2,088,697
48,428	Edison International	1,723,553
56,975	El Paso Electric Co.*	1,055,177
21,509	Entergy Corp.	1,678,777
29,277	Exelon Corp.	1,587,984
30,614	FirstEnergy Corp.	1,596,826
45,860	Hawaiian Electric Industries, Inc.	1,220,793
46,121	NorthWestern Corp.	901,204
35,845	NSTAR	1,184,677
34,471	Pinnacle West Capital Corp.	1,091,007
47,345	Portland General Electric Co.	971,519
67,994	TECO Energy, Inc.	784,651
37,755	Unisource Energy Corp.	1,041,283
59,143	Xcel Energy, Inc.	1,030,271
		26,910,342
	Energy - Alternate Sources—2.6%
43,601	Covanta Holding Corp.*	940,038
	Gas - Distribution—16.7%
76,386	CenterPoint Energy, Inc.	879,967
26,999	Laclede Group (The), Inc.	1,412,587
26,433	Nicor, Inc.	1,221,469
24,893	Northwest Natural Gas Co.	1,266,556
42,046	Piedmont Natural Gas Co., Inc.	1,384,154
		6,164,733

Number of Shares		Value
	Common Stocks (Continued)
	Independent Power Producer—1.0%
71,228	Reliant Energy, Inc.*	$373,947
	Water—3.1%
30,873	California Water Service Group	1,159,590
	Total Investments (Cost $43,277,504)—99.7%	36,710,126
	Other assets less liabilities—0.3%	98,286
	Net Assets—100.0%	$36,808,412

*  Non-income producing security.

See Notes to Financial Statements.

24

Portfolio Composition

PowerShares NASDAQ Internet Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2008

Web Portals/ISP	26.1
E-Commerce/Services	18.0
E-Commerce/Products	11.5
Internet Content - Information/Network	8.6
Internet Security	4.6
Web Hosting/Design	4.0
Internet Infrastructure Software	3.9
Internet Application Software	3.6
E-Marketing/Information	3.3
Enterprise Software/Services	3.0
Telecommunications Services	2.2
E-Services/Consulting	2.0
Computer Software	1.1
Educational Software	1.1
Printing - Commercial	1.0
Internet Telephony	0.9
Commercial Services Finance	0.8
Internet Incubators	0.7
B2B/E-Commerce	0.5
Internet Connective Services	0.5
Retail - Pet Food & Supplies	0.5
Networking Products	0.4
Advertising Services	0.3
Communications Software	0.3
Internet Content - Entertainment	0.3
Internet Financial Services	0.3
Other	0.5

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—99.5%
	Advertising Services—0.3%
561	Marchex, Inc., Class B	$4,308
	B2B/E-Commerce—0.5%
924	Global Sources Ltd. (Bermuda)*	7,300
	Commerical Services Finance—0.8%
371	Bankrate, Inc.*	12,210
	Communications Software—0.3%
638	DivX, Inc.*	4,453
	Computer Software—1.1%
1,436	Omniture, Inc.*	16,514

Number of Shares		Value
	Common Stocks (Continued)
	E-Commerce/Products—11.5%
525	1-800-FLOWERS.COM, Inc., Class A*	$2,809
2,102	Amazon.com, Inc.*	120,318
467	Bidz.com, Inc.*	3,152
288	Blue Nile Inc*	8,807
486	Gmarket, Inc. ADR (Korea)*	8,486
876	MercadoLibre, Inc. (Argentina)*	11,975
585	NutriSystem, Inc.	8,278
451	Overstock.com, Inc.*	5,597
496	Shutterfly, Inc.*	3,784
		173,206
	E-Commerce/Services—18.0%
7,002	eBay, Inc.*	106,921
4,717	Expedia, Inc.*	44,859
2,515	IAC/InterActiveCorp*	42,151
1,204	NetFlix, Inc.*	29,811

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares NASDAQ Internet Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
1,647	Orbitz Worldwide, Inc.*	$5,550
770	priceline.com, Inc.*	40,525
		269,817
	Educational Software—1.1%
2,210	SkillSoft PLC ADR (Ireland)*	17,017
	E-Marketing/Information—3.3%
572	comScore, Inc.*	6,978
556	Constant Contact, Inc.*	6,678
732	Digital River, Inc.*	18,138
554	Liquidity Services, Inc.*	4,654
1,714	ValueClick, Inc.*	12,684
		49,132
	Enterprise Software/Services—3.0%
1,702	Ariba, Inc.*	18,211
1,012	Open Text Corp. (Canada)*	26,262
		44,473
	E-Services/Consulting—2.0%
939	GSI Commerce, Inc.*	9,719
636	Perficient, Inc.*	3,492
891	Websense, Inc.*	17,392
		30,603
	Internet Application Software—3.6%
2,554	Art Technology Group, Inc.*	4,980
806	DealerTrack Holdings, Inc.*	8,648
907	Interwoven, Inc.*	11,437
2,822	RealNetworks, Inc.*	12,078
1,121	S1 Corp.*	7,029
471	Vignette Corp.*	3,825
372	Vocus, Inc.*	6,261
		54,258
	Internet Connective Services—0.5%
901	Cogent Communications Group, Inc.*	4,307
994	Internap Network Services Corp.*	2,843
		7,150
	Internet Content - Entertainment—0.3%
1,642	Limelight Networks, Inc.*	3,908
	Internet Content - Information/Network—8.6%
495	Baidu.com ADR (China)*	101,970
1,231	Dice Holdings, Inc.*	4,998
684	Infospace, Inc.	5,862
635	Knot (The), Inc.*	4,382
704	LoopNet, Inc.*	5,329
603	TheStreet.com, Inc.	2,376
184	WebMD Health Corp., Class A*	4,112
		129,029

Number of Shares		Value
	Common Stocks (Continued)
	Internet Financial Services—0.3%
310	China Finance Online Co. Ltd. ADR (China)*	$2,784
578	Online Resources Corp.*	2,023
		4,807
	Internet Incubators—0.7%
766	Internet Capital Group, Inc.*	4,382
970	ModusLink Global Solutions, Inc.*	5,393
		9,775
	Internet Infrastructure Software—3.9%
3,346	Akamai Technologies, Inc.*	48,115
913	AsiaInfo Holdings, Inc.*	10,034
		58,149
	Internet Security—4.6%
1,055	SonicWALL, Inc.*	4,726
2,902	VeriSign, Inc.*	61,523
1,247	Zix Corp.*	2,232
		68,481
	Internet Telephony—0.9%
867	j2 Global Communications, Inc.*	13,976
	Networking Products—0.4%
682	Switch & Data Facilities Co., Inc.*	6,424
	Printing - Commercial—1.0%
879	VistaPrint Ltd. (Bermuda)*	15,005
	Retail - Pet Food & Supplies—0.5%
469	PetMed Express, Inc.*	8,283
	Telecommunication Services—2.2%
2,686	Clearwire Corp., Class A*	23,287
1,056	SAVVIS, Inc.*	9,082
		32,369
	Web Hosting/Design—4.0%
736	Equinix, Inc.*	45,941
1,240	NIC, Inc.	6,659
1,171	Terremark Worldwide, Inc.*	5,281
553	Web.com Group, Inc.*	2,715
		60,596
	Web Portals/ISP—26.1%
2,188	Earthlink, Inc.*	15,097
1,068	GigaMedia Ltd. (Taiwan, Republic of China)*	6,397
375	Google, Inc., Class A*	134,760
1,280	Netease.com ADR (China)*	28,800
1,105	SINA Corp. (China)*	35,802
760	Sohu.com, Inc.*	41,754

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares NASDAQ Internet Portfolio

October 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
1,366	United Online, Inc.	$10,108
9,205	Yahoo! Inc.*	118,008
		390,726
	Total Investments (Cost $2,456,381)—99.5%	1,491,969
	Other assets less liabilities—0.5%	7,779
	Net Assets—100.0%	$1,499,748

ADR American Depositary Receipt.

*  Non-income producing security.

The Fund has holdings greater than 10% of net assets in the following country:

China	11.3%

See Notes to Financial Statements.

27

Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

October 31, 2008 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio	PowerShares Dynamic Healthcare Sector Portfolio
ASSETS:
Investments at value	$21,069,165	$8,173,192	$36,140,421	$18,937,177	$21,857,153	$92,024,657
Cash	—	—	—	—	—	52,548
Receivables:
Dividends	30,299	1,788	35,413	26,251	11,858	14,558
Shares sold	—	—	2,142,329	—	—	—
Expense waivers due from Adviser	9,105	9,484	7,990	9,623	8,501	5,922
Investments sold	—	—	—	—	—	—
Total Assets	21,108,569	8,184,464	38,326,153	18,973,051	21,877,512	92,097,685
LIABILITIES:
Due to custodian	78,656	43,704	197,062	168,962	172,695	—
Payables:
Investments purchased	—	—	2,137,167	—	—	—
Accrued advisory fees	9,586	3,367	12,802	7,738	9,581	40,937
Accrued expenses	46,970	38,621	43,481	46,490	42,808	63,502
Total Liabilities	135,212	85,692	2,390,512	223,190	225,084	104,439
NET ASSETS	$20,973,357	$8,098,772	$35,935,641	$18,749,861	$21,652,428	$91,993,246
NET ASSETS CONSIST OF:
Shares of beneficial interest	$36,977,054	$14,767,965	$42,323,059	$27,310,406	$30,015,193	$136,748,570
Undistributed net investment income (loss)	20,333	15,340	240,092	(5,882)	45,090	(5,368)
Accumulated net realized gain (loss) on investments	(1,761,472)	(3,963,031)	(2,046,890)	978,274	(2,279,016)	(15,552,154)
Net unrealized depreciation of investments	(14,262,558)	(2,721,502)	(4,580,620)	(9,532,937)	(6,128,839)	(29,197,802)
Net Assets	$20,973,357	$8,098,772	$35,935,641	$18,749,861	$21,652,428	$91,993,246
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	500,000	1,600,000	800,000	1,200,000	4,500,000
Net asset value	$20.97	$16.20	$22.46	$23.44	$18.04	$20.44
Share price	$20.98	$16.24	$22.46	$23.41	$18.04	$20.47
Investments at cost	$35,331,723	$10,894,694	$40,721,041	$28,470,114	$27,985,992	$121,222,459

See Notes to Financial Statements.

28

	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
ASSETS:
Investments at value	$60,210,325	$33,625,073	$12,360,288	$36,710,126	$1,491,969
Cash	—	73,761	—	69,386	—
Receivables:
Dividends	58,490	19,046	24,135	68,807	—
Shares sold	—	1,612,150	—	1,555,000	—
Expense waivers due from Adviser	5,540	8,127	9,495	8,425	—
Investments sold	—	—	—	—	9,118
Total Assets	60,274,355	35,338,157	12,393,918	38,411,744	1,501,087
LIABILITIES:
Due to custodian	26,245	—	76,975	—	543
Payables:
Investments purchased	—	1,611,641	—	1,550,655	—
Accrued advisory fees	26,708	14,776	5,602	13,986	796
Accrued expenses	42,680	48,069	38,181	38,691	—
Total Liabilities	95,633	1,674,486	120,758	1,603,332	1,339
NET ASSETS	$60,178,722	$33,663,671	$12,273,160	$36,808,412	$1,499,748
NET ASSETS CONSIST OF:
Shares of beneficial interest	$93,965,997	$56,951,524	$24,513,837	$45,841,295	$2,472,464
Undistributed net investment income (loss)	71,400	(96,538)	(12,955)	95,909	(4,428)
Accumulated net realized gain (loss) on investments	(7,895,968)	(8,857,677)	(6,405,160)	(2,561,414)	(3,876)
Net unrealized depreciation of investments	(25,962,707)	(14,333,638)	(5,822,562)	(6,567,378)	(964,412)
Net Assets	$60,178,722	$33,663,671	$12,273,160	$36,808,412	$1,499,748
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,000,000	2,000,000	1,100,000	2,400,000	100,000
Net asset value	$20.06	$16.83	$11.16	$15.34	$15.00
Share price	$20.10	$16.87	$11.23	$15.36	$15.01
Investments at cost	$86,173,032	$47,958,711	$18,182,850	$43,277,504	$2,456,381

29

Statements of Operations

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio	PowerShares Dynamic Healthcare Sector Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)
INVESTMENT INCOME:
Dividend income	$387,610	$71,196	$321,051	$210,412	$208,944	$361,274
Total Income	387,610	71,196	321,051	210,412	208,944	361,274
EXPENSES:
Advisory fees	101,583	30,414	65,437	92,352	59,762	284,844
Accounting & Administration fees	37,791	37,791	37,791	37,791	37,791	37,791
Sub-licensing	10,158	3,041	6,544	9,235	5,976	28,484
Audit	8,445	8,445	8,445	8,445	8,445	8,445
Printing	4,979	1,435	3,180	5,067	2,927	15,084
Custodian & transfer agent fees	4,296	4,478	4,366	5,043	4,163	7,198
Trustees	2,630	2,188	2,378	2,630	2,319	3,831
Legal	1,626	450	1,019	1,661	928	4,979
Listing fee and expenses	950	900	889	941	893	1,099
Other expenses	4,781	4,558	4,629	4,769	4,616	5,385
Total Expenses	177,239	93,700	134,678	167,934	127,820	397,140
(Waivers) and/or Recapture	(45,180)	(54,161)	(49,609)	(47,877)	(50,129)	(26,843)
Net Expenses	132,059	39,539	85,069	120,057	77,691	370,297
Net Investment Income (Loss)	255,551	31,657	235,982	90,355	131,253	(9,023)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,024,627)	(1,073,494)	(1,298,266)	(1,531,806)	(1,167,466)	(10,668,570)
In-kind redemptions	2,363,177	(697,585)	802,562	4,810,953	177,314	4,807,679
Net realized gain (loss)	338,550	(1,771,079)	(495,704)	3,279,147	(990,152)	(5,860,891)
Net change in unrealized appreciation (depreciation) on investments	(18,176,928)	(2,360,208)	(4,360,032)	(16,107,765)	(5,236,477)	(19,506,861)
Net realized and unrealized loss on investments	(17,838,378)	(4,131,287)	(4,855,736)	(12,828,618)	(6,226,629)	(25,367,752)
Net decrease in net assets resulting from operations	$(17,582,827)	$(4,099,630)	$(4,619,754)	$(12,738,263)	$(6,095,376)	$(25,376,775)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

30

	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	Six Months Ended October 31, 2008 (Unaudited)	For the Period June 10, 2008* Through October 31, 2008 (Unaudited)
INVESTMENT INCOME:
Dividend income	$297,057	$111,235	$199,372	$628,747	$401
Total Income	297,057	111,235	199,372	628,747	401
EXPENSES:
Advisory fees	132,226	106,367	44,408	93,625	4,829
Accounting & Administration fees	37,791	37,791	37,791	37,791	—
Sub-licensing	13,223	10,637	2,665	5,618	—
Audit	8,445	8,445	8,445	8,445	—
Printing	3,396	4,611	2,364	4,911	—
Custodian & transfer agent fees	4,499	4,960	4,012	3,879	—
Trustees	2,666	2,613	2,295	2,633	—
Legal	1,146	1,511	788	1,619	—
Listing fee and expenses	926	948	2,822	2,863	—
Other expenses	5,069	4,752	4,651	4,862	—
Total Expenses	209,387	182,635	110,241	166,246	4,829
(Waivers) and/or Recapture	(37,493)	(44,358)	(54,287)	(48,279)	—
Net Expenses	171,894	138,277	55,954	117,967	4,829
Net Investment Income (Loss)	125,163	(27,042)	143,418	510,780	(4,428)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(3,142,856)	(3,496,534)	(554,925)	(1,020,655)	(3,876)
In-kind redemptions	125,334	1,927,953	196,589	1,416,288	—
Net realized gain (loss)	(3,017,522)	(1,568,581)	(358,336)	395,633	(3,876)
Net change in unrealized appreciation (depreciation) on investments	(26,481,627)	(14,514,732)	(4,561,576)	(7,646,534)	(964,412)
Net realized and unrealized loss on investments	(29,499,149)	(16,083,313)	(4,919,912)	(7,250,901)	(968,288)
Net decrease in net assets resulting from operations	$(29,373,986)	$(16,110,355)	$(4,776,494)	$(6,740,121)	$(972,716)

31

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio		PowerShares Dynamic Consumer Discretionary Sector Portfolio		PowerShares Dynamic Consumer Staples Sector Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$255,551	$306,739	$31,657	$57,372	$235,982	$243,785
Net realized gain (loss) on investments	338,550	1,741,225	(1,771,079)	(3,278,352)	(495,704)	(52,157)
Net change in unrealized appreciation (depreciation) on investments	(18,176,928)	1,959,923	(2,360,208)	(1,171,467)	(4,360,032)	(985,452)
Net increase (decrease) in net assets resulting from operations	(17,582,827)	4,007,887	(4,099,630)	(4,392,447)	(4,619,754)	(793,824)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(6,188)	31,241	(2,513)	12,537	164,257	160,815
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(325,489)	(220,357)	(13,804)	(70,989)	(192,167)	(286,444)
Return of capital	—	—	—	(11,300)	—	—
Total distributions to shareholders	(325,489)	(220,357)	(13,804)	(82,289)	(192,167)	(286,444)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,194,572	40,891,183	15,378,191	140,023,221	21,989,050	38,717,136
Value of shares repurchased	(22,862,920)	(20,116,550)	(14,392,943)	(141,477,925)	(5,313,196)	(24,829,491)
Net income equalization	6,188	(31,241)	2,513	(12,537)	(164,257)	(160,815)
Net increase (decrease) in net assets resulting from shares transactions	(4,662,160)	20,743,392	987,761	(1,467,241)	16,511,597	13,726,830
Increase (Decrease) in Net Assets	(22,576,664)	24,562,163	(3,128,186)	(5,929,440)	11,863,933	12,807,377
NET ASSETS:
Beginning of period	43,550,021	18,987,858	11,226,958	17,156,398	24,071,708	11,264,331
End of period	$20,973,357	$43,550,021	$8,098,772	$11,226,958	$35,935,641	$24,071,708
Undistributed net investment income (loss) at end of period	$20,333	$96,459	$15,340	$—	$240,092	$32,020
CHANGES IN SHARES OUTSTANDING:
Shares sold .	500,000	1,200,000	700,000	5,400,000	900,000	1,400,000
Shares repurchased	(700,000)	(600,000)	(700,000)	(5,500,000)	(200,000)	(900,000)
Shares outstanding, beginning of period	1,200,000	600,000	500,000	600,000	900,000	400,000
Shares outstanding, end of period	1,000,000	1,200,000	500,000	500,000	1,600,000	900,000

See Notes to Financial Statements.

32

	PowerShares Dynamic Energy Sector Portfolio		PowerShares Dynamic Financial Sector Portfolio		PowerShares Dynamic Healthcare Sector Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$90,355	$135,372	$131,253	$151,071	$(9,023)	$(162,393)
Net realized gain (loss) on investments	3,279,147	2,805,702	(990,152)	(659,895)	(5,860,891)	(4,327,332)
Net change in unrealized appreciation (depreciation) on investments	(16,107,765)	3,251,353	(5,236,477)	(1,332,472)	(19,506,861)	(10,832,188)
Net increase (decrease) in net assets resulting from operations	(12,738,263)	6,192,427	(6,095,376)	(1,841,296)	(25,376,775)	(15,321,913)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(12,324)	19,097	14,991	31,709	3,655	(127,828)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(135,550)	(75,016)	(155,501)	(115,884)	—	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(135,550)	(75,016)	(155,501)	(115,884)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	19,916,068	54,703,703	13,578,580	29,172,553	59,163,997	144,890,658
Value of shares repurchased	(30,967,218)	(37,283,571)	(8,618,630)	(12,226,396)	(60,813,259)	(67,732,497)
Net income equalization	12,324	(19,097)	(14,991)	(31,709)	(3,655)	127,828
Net increase (decrease) in net assets resulting from shares transactions	(11,038,826)	17,401,035	4,944,959	16,914,448	(1,652,917)	77,285,989
Increase (Decrease) in Net Assets	(23,924,963)	23,537,543	(1,290,927)	14,988,977	(27,026,037)	61,836,248
NET ASSETS:
Beginning of period	42,674,824	19,137,281	22,943,355	7,954,378	119,019,283	57,183,035
End of period	$18,749,861	$42,674,824	$21,652,428	$22,943,355	$91,993,246	$119,019,283
Undistributed net investment income (loss) at end of period	$(5,882)	$51,637	$45,090	$54,347	$(5,368)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold .	500,000	1,600,000	600,000	1,200,000	2,200,000	5,000,000
Shares repurchased	(800,000)	(1,100,000)	(400,000)	(500,000)	(2,300,000)	(2,400,000)
Shares outstanding, beginning of period	1,100,000	600,000	1,000,000	300,000	4,600,000	2,000,000
Shares outstanding, end of period	800,000	1,100,000	1,200,000	1,000,000	4,500,000	4,600,000

33

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Industrials Sector Portfolio		PowerShares Dynamic Technology Sector Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$125,163	$172,776	$(27,042)	$(122,095)
Net realized gain (loss) on investments	(3,017,522)	934,358	(1,568,581)	(2,888,234)
Net change in unrealized appreciation (depreciation) on investments	(26,481,627)	(1,455,235)	(14,514,732)	(1,461,170)
Net increase (decrease) in net assets resulting from operations	(29,373,986)	(348,101)	(16,110,355)	(4,471,499)
Undistributed net investment income (loss) included in the price of units issued and redeemed	76,941	2,552	(69,496)	(66,231)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(141,792)	(164,357)	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(141,792)	(164,357)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	92,897,238	120,525,074	44,601,425	62,259,099
Value of shares repurchased	(39,599,317)	(110,025,370)	(32,072,945)	(42,752,339)
Net income equalization	(76,941)	(2,552)	69,496	66,231
Net increase (decrease) in net assets resulting from shares transactions	53,220,980	10,497,152	12,597,976	19,572,991
Increase (Decrease) in Net Assets	23,782,143	9,987,246	(3,581,875)	15,035,261
NET ASSETS:
Beginning of period	36,396,579	26,409,333	37,245,546	22,210,285
End of period	$60,178,722	$36,396,579	$33,663,671	$37,245,546
Undistributed net investment income (loss) at end of period	$71,400	$11,088	$(96,538)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,200,000	3,900,000	1,800,000	2,300,000
Shares repurchased	(1,400,000)	(3,600,000)	(1,300,000)	(1,600,000)
Shares outstanding, beginning of period	1,200,000	900,000	1,500,000	800,000
Shares outstanding, end of period	3,000,000	1,200,000	2,000,000	1,500,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

34

	PowerShares Dynamic Telecommunications & Wireless Portfolio		PowerShares Dynamic Utilities Portfolio		PowerShares NASDAQ Internet Portfolio
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period June 10, 2008* Through October 31, 2008 (Unaudited)
OPERATIONS:
Net investment income (loss)	$143,418	$278,211	$510,780	$968,208	$(4,428)
Net realized gain (loss) on investments	(358,336)	(801,387)	395,633	1,251,624	(3,876)
Net change in unrealized appreciation (depreciation) on investments	(4,561,576)	(5,689,699)	(7,646,534)	(5,229,214)	(964,412)
Net increase (decrease) in net assets resulting from operations	(4,776,494)	(6,212,875)	(6,740,121)	(3,009,382)	(972,716)
Undistributed net investment income (loss) included in the price of units issued and redeemed	8,399	(37,684)	(3,109)	(107,405)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(164,772)	(353,595)	(597,280)	(935,373)	—
Return of capital	—	(339,866)	—	—	—
Total distributions to shareholders	(164,772)	(693,461)	(597,280)	(935,373)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,809,606	21,542,359	25,266,747	54,291,229	2,472,464
Value of shares repurchased	(5,914,756)	(29,922,409)	(21,049,986)	(69,996,903)	—
Net income equalization	(8,399)	37,684	3,109	107,405	—
Net increase (decrease) in net assets resulting from shares transactions	(1,113,549)	(8,342,366)	4,219,870	(15,598,269)	2,472,464
Increase (Decrease) in Net Assets	(6,046,416)	(15,286,386)	(3,120,640)	(19,650,429)	1,499,748
NET ASSETS:
Beginning of period	18,319,576	33,605,962	39,929,052	59,579,481	—
End of period	$12,273,160	$18,319,576	$36,808,412	$39,929,052	$1,499,748
Undistributed net investment income (loss) at end of period	$(12,955)	$—	$95,909	$185,518	$(4,428)
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	1,100,000	1,400,000	2,800,000	100,000
Shares repurchased	(400,000)	(1,600,000)	(1,100,000)	(3,600,000)	—
Shares outstanding, beginning of period	1,200,000	1,700,000	2,100,000	2,900,000	—
Shares outstanding, end of period	1,100,000	1,200,000	2,400,000	2,100,000	100,000

35

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$36.29	$31.65	$25.56
Net investment income**	0.21	0.33	0.24
Net realized and unrealized gain (loss) on investments	(15.27)	4.55	6.05
Total from operations	(15.06)	4.88	6.29
Distributions to shareholders from:
Net investment income	(0.26)	(0.24)	(0.20)
Net asset value at end of period	$20.97	$36.29	$31.65
Share price at end of period***	$20.98
NET ASSET VALUE, TOTAL RETURN****	(41.79)%	15.47%	24.69%
SHARE PRICE TOTAL RETURN****	(41.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$20,973	$43,550	$18,988
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.68%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.87%†	0.96%	1.32	%†
Net investment income, after Waivers and/or Recapture	1.26%†	0.95%	1.52	%†
Portfolio turnover rate ††	23%	28%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.03	$0.02

PowerShares Dynamic Consumer Discretionary Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.45	$28.59	$25.43
Net investment income**	0.06	0.10	0.09
Net realized and unrealized gain (loss) on investments	(6.29)	(6.11)	3.23
Total from operations	(6.23)	(6.01)	3.32
Distributions to shareholders from:
Net investment income	(0.02)	(0.11)	(0.16)
Return of capital	—	(0.02)	—
Total distributions	(0.02)	(0.13)	(0.16)
Net asset value at end of period	$16.20	$22.45	$28.59
Share price at end of period***	$16.24
NET ASSET VALUE, TOTAL RETURN****	(27.77)%	(21.10)%	13.11%
SHARE PRICE TOTAL RETURN****	(27.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,099	$11,227	$17,156
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.70%	0.72%†
Expenses, prior to Waivers and/or Recapture	1.54%†	1.31%	1.41%†
Net investment income, after Waivers and/or Recapture	0.52%†	0.36%	0.65%†
Portfolio turnover rate ††	46%	95%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.02	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

36

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.75	$28.16	$25.25
Net investment income**	0.22	0.34	0.49
Net realized and unrealized gain (loss) on investments	(4.31)	(1.43)	2.69
Total from operations	(4.09)	(1.09)	3.18
Distributions to shareholders from:
Net investment income	(0.20)	(0.32)	(0.27)
Net asset value at end of period	$22.46	$26.75	$28.16
Share price at end of period***	$22.46
NET ASSET VALUE, TOTAL RETURN****	(15.38)%	(3.94)%	12.69%
SHARE PRICE TOTAL RETURN****	(15.38)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,936	$24,072	$11,264
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.69%	0.73	%†
Expenses, prior to Waivers and/or Recapture	1.03%†	1.18%	1.46	%†
Net investment income, after Waivers and/or Recapture	1.80%†	1.22%	3.42	%†
Portfolio turnover rate ††	19%	44%	18%
Undistributed net investment income included in price of units issued and redeemed**#	$0.15	$0.22	$0.04

PowerShares Dynamic Energy Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$38.80	$31.90	$25.80
Net investment income**	0.09	0.14	0.05
Net realized and unrealized gain (loss) on investments	(15.31)	6.84	6.08
Total from operations	(15.22)	6.98	6.13
Distributions to shareholders from:
Net investment income	(0.14)	(0.08)	(0.03)
Net asset value at end of period	$23.44	$38.80	$31.90
Share price at end of period***	$23.41
NET ASSET VALUE, TOTAL RETURN****	(39.39)%	21.93%	23.78%
SHARE PRICE TOTAL RETURN****	(39.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,750	$42,675	$19,137
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.68%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.91%†	0.96%	1.22	%†
Net investment income, after Waivers and/or Recapture	0.49%†	0.41%	0.28	%†
Portfolio turnover rate ††	24%	50%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.02	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

37

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.94	$26.51	$25.16
Net investment income**	0.12	0.25	0.13
Net realized and unrealized gain (loss) on investments	(4.89)	(3.59)	1.31
Total from operations	(4.77)	(3.34)	1.44
Distributions to shareholders from:
Net investment income	(0.13)	(0.23)	(0.09)
Net asset value at end of period	$18.04	$22.94	$26.51
Share price at end of period***	$18.04
NET ASSET VALUE, TOTAL RETURN****	(20.91)%	(12.69)%	5.72%
SHARE PRICE TOTAL RETURN****	(20.91)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,652	$22,943	$7,954
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.72%	0.72%†
Expenses, prior to Waivers and/or Recapture	1.07%†	1.42%	1.38%†
Net investment income, after Waivers and/or Recapture	1.10%†	1.07%	0.87%†
Portfolio turnover rate ††	31%	50%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.05	$(0.02)

PowerShares Dynamic Healthcare Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)		Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.87		$28.59	$25.01
Net investment loss**	—	(a)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(5.43)		(2.67)	3.62
Total from operations	(5.43)		(2.72)	3.58
Net asset value at end of period	$20.44		$25.87	$28.59
Share price at end of period***	$20.47
NET ASSET VALUE, TOTAL RETURN****	(20.99)%		(9.51)%	14.31%
SHARE PRICE TOTAL RETURN****	(20.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$91,993		$119,019	$57,183
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65	%†	0.66%	0.71%†
Expenses, prior to Waivers and/or Recapture	0.70	%†	0.72%	1.20%†
Net investment loss, after Waivers and/or Recapture	(0.02	)%†	(0.17)%	(0.31)%†
Portfolio turnover rate ††	51%		75%	14%
Undistributed net investment loss included in price of units issued and redeemed**#	$—	(a)	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

38

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.33	$29.34	$25.72
Net investment income**	0.06	0.14	0.04
Net realized and unrealized gain (loss) on investments	(10.27)	1.00	3.63
Total from operations	(10.21)	1.14	3.67
Distributions to shareholders from:
Net investment income	(0.06)	(0.15)	(0.04)
Return of capital	—	—	(0.01)
Total distributions	(0.06)	(0.15)	(0.05)
Net asset value at end of period	$20.06	$30.33	$29.34
Share price at end of period***	$20.10
NET ASSET VALUE, TOTAL RETURN****	(33.73)%	3.90%	14.28%
SHARE PRICE TOTAL RETURN****	(33.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$60,179	$36,397	$26,409
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.68%	0.71%†
Expenses, prior to Waivers and/or Recapture	0.79%†	0.90%	1.19%†
Net investment income, after Waivers and/or Recapture	0.47%†	0.45%	0.30%†
Portfolio turnover rate ††	38%	84%	14%
Undistributed net investment income included in price of units issued and redeemed**#	$0.04	$— (a)	$0.01

PowerShares Dynamic Technology Sector Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.83	$27.76	$25.54
Net investment loss**	(0.01)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(7.99)	(2.84)	2.29
Total from operations	(8.00)	(2.93)	2.22
Net asset value at end of period	$16.83	$24.83	$27.76
Share price at end of period***	$16.87
NET ASSET VALUE, TOTAL RETURN****	(32.22)%	(10.55)%	8.69%
SHARE PRICE TOTAL RETURN****	(32.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,664	$37,246	$22,210
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.65%†	0.68%	0.71%†
Expenses, prior to Waivers and/or Recapture	0.86%†	0.94%	1.25%†
Net investment loss, after Waivers and/or Recapture	(0.13)%†	(0.36)%	(0.49)%†
Portfolio turnover rate ††	45%	77%	27%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.04)	$(0.05)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

39

Financial Highlights (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period December 6, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.27	$19.77	$16.67	$14.95
Net investment income**	0.12	0.18	0.22	0.05
Net realized and unrealized gain (loss) on investments	(4.09)	(4.23)	3.08	1.70
Total from operations	(3.97)	(4.05)	3.30	1.75
Distributions to shareholders from:
Net investment income	(0.14)	(0.23)	(0.20)	(0.03)
Return of capital	—	(0.22)	—	—
Total distributions	(0.14)	(0.45)	(0.20)	(0.03)
Net asset value at end of period	$11.16	$15.27	$19.77	$16.67
Share price at end of period***	$11.23
NET ASSET VALUE, TOTAL RETURN****	(26.26)%	(20.96)%	19.93%	11.74%
SHARE PRICE TOTAL RETURN****	(25.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,273	$18,320	$33,606	$31,669
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.66%	0.67%†
Expenses, prior to Waivers and/or Recapture	1.24%	1.01%	1.12%	0.97%†
Net investment income, after Waivers and/or Recapture	1.61%	0.94%	1.24%	0.79%†
Portfolio turnover rate ††	22%	49%	43%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.02)	$(0.02)	$—

PowerShares Dynamic Utilities Portfolio

	Six Months Ended October 31, 2008	Year Ended April 30,		For the Period October 26, 2005* Through
	(Unaudited)	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.01	$20.54	$16.33	$15.32
Net investment income**	0.25	0.45	0.44	0.24
Net realized and unrealized gain (loss) on investments	(3.62)	(1.53)	4.16	0.96
Total from operations	(3.37)	(1.08)	4.60	1.20
Distributions to shareholders from:
Net investment income	(0.30)	(0.45)	(0.39)	(0.19)
Net asset value at end of period	$15.34	$19.01	$20.54	$16.33
Share price at end of period***	$15.36
NET ASSET VALUE, TOTAL RETURN****	(18.03)%	(5.34)%	28.48%	7.82%
SHARE PRICE TOTAL RETURN****	(17.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$36,808	$39,929	$59,579	$22,861
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%†	0.63%	0.63%	0.69%†
Expenses, prior to Waivers and/or Recapture	0.89%†	0.86%	0.92%	0.89%†
Net investment income, after Waivers and/or Recapture	2.73%†	2.32%	2.34%	2.62%†
Portfolio turnover rate ††	25%	64%	39%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.05)	$0.05	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

40

Financial Highlights (Continued)

PowerShares NASDAQ Internet Portfolio

	For the Period June 10, 2008* Through October 31, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.72
Net investment loss**	(0.04)
Net realized and unrealized loss on investments	(9.68)
Total from operations	(9.72)
Net asset value at end of period	$15.00
Share price at end of period***	$15.01
NET ASSET VALUE, TOTAL RETURN****	(39.32	)%(a)
SHARE PRICE TOTAL RETURN****	(39.28	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,500
Ratio to average net assets of:
Expenses	0.60	%†
Net investment loss	(0.55	)%†
Portfolio turnover rate ††	12%
Undistributed net investment income included in price of units issued and redeemed**#	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the Exchange) to October 31, 2008 was (37.45)%. The share price total return from Fund Inception to October 31, 2008 was (38.38)%.

See Notes to Financial Statements.

41

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offered seventy-five portfolios. This report includes the following portfolios:

PowerShares Dynamic Basic Materials Sector Portfolio	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Telecommunications & Wireless Portfolio	"Dynamic Telecommunications & Wireless Portfolio"

PowerShares Dynamic Utilities Portfolio	"Dynamic Utilities Portfolio"

PowerShares NASDAQ Internet Portfolio	"NASDAQ Internet Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the New York Stock Exchange Arca, Inc. except for Shares of the NASDAQ Internet Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Fund	Index
Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

Dynamic Telecommunications & Wireless Portfolio	Dynamic Telecommunications & Wireless IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

NASDAQ Internet Portfolio	NASDAQ InternetSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

The Funds may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for NASDAQ Internet Portfolio) has agreed to pay an annual fee of 0.50% of the Fund's average net assets. The NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee of 0.60% of average daily net assets and the Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund other than the NASDAQ Internet Portfolio (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the NASDAQ Internet Portfolio. Accordingly, expenses of this Fund borne by the Adviser are not subject to recapture.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "Waivers and/or Recapture".

During the period ended October 31, 2008, the amount of Waivers and/or Recapture was as follows:

(Waivers) and/or Recapture
Dynamic Basic Materials Sector Portfolio	$(45,180)
Dynamic Consumer Discretionary Sector Portfolio	(54,161)
Dynamic Consumer Staples Sector Portfolio	(49,609)
Dynamic Energy Sector Portfolio	(47,877)
Dynamic Financial Sector Portfolio	(50,129)
Dynamic Healthcare Sector Portfolio	(26,843)
Dynamic Industrials Sector Portfolio	(37,493)
Dynamic Technology Sector Portfolio	(44,358)
Dynamic Telecommunications & Wireless Portfolio	(54,287)
Dynamic Utilities Portfolio	(48,279)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2008 are as follows:

		Potential Recapture Amounts Expiring
	Total Potential Recapture Amount	04/30/09	04/30/10	04/30/11	10/31/11
Dynamic Basic Materials Sector Portfolio	$184,818	$—	$48,284	$91,354	$45,180
Dynamic Consumer Discretionary Sector Portfolio	201,080	—	43,443	103,476	54,161
Dynamic Consumer Staples Sector Portfolio	195,167	—	46,577	98,981	49,609
Dynamic Energy Sector Portfolio	185,516	—	47,186	90,453	47,877
Dynamic Financial Sector Portfolio	199,368	—	44,887	104,352	50,129
Dynamic Healthcare Sector Portfolio	128,397	—	46,927	54,627	26,843
Dynamic Industrials Sector Portfolio	171,532	—	45,415	88,624	37,493
Dynamic Technology Sector Portfolio	182,269	—	48,145	89,766	44,358
Dynamic Telecommunications & Wireless Portfolio	336,756	31,332	137,387	113,750	54,287
Dynamic Utilities Portfolio	315,059	29,881	139,461	97,438	48,279

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensor:

Fund	Licensor
Dynamic Basic Materials Sector Portfolio	American Stock Exchange

Dynamic Consumer Discretionary Sector Portfolio	American Stock Exchange

Dynamic Consumer Staples Sector Portfolio	American Stock Exchange

Dynamic Energy Sector Portfolio	American Stock Exchange

Dynamic Financial Sector Portfolio	American Stock Exchange

Dynamic Healthcare Sector Portfolio	American Stock Exchange

Dynamic Industrials Sector Portfolio	American Stock Exchange

Dynamic Technology Sector Portfolio	American Stock Exchange

Dynamic Telecommunications & Wireless Portfolio	American Stock Exchange

Dynamic Utilities Portfolio	American Stock Exchange

NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

The index name trademarks are owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NASDAQ Internet Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations. The Adviser is required to pay the sub-licensing fee on behalf of the NASDAQ Internet Portfolio.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Supplemental Information

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level.

Level 1 – Quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Basic Materials Sector Portfolio	$21,069,165	$—	$—	$21,069,165
Dynamic Consumer Discretionary Sector Portfolio	8,173,192	—	—	8,173,192
Dynamic Consumer Staples Sector Portfolio	36,140,421	—	—	36,140,421
Dynamic Energy Sector Portfolio	18,937,177	—	—	18,937,177
Dynamic Financial Sector Portfolio	21,857,153	—	—	21,857,153
Dynamic Healthcare Sector Portfolio	92,024,657	—	—	92,024,657
Dynamic Industrials Sector Portfolio	60,210,325	—	—	60,210,325
Dynamic Technology Sector Portfolio	33,625,073	—	—	33,625,073
Dynamic Telecommunications & Wireless Portfolio	12,360,288	—	—	12,360,288
Dynamic Utilities Portfolio	36,710,126	—	—	36,710,126
NASDAQ Internet Portfolio	1,491,969	—	—	1,491,969

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 5. Federal Income Taxes

At October 31, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Dynamic Basic Materials Sector Portfolio	$35,340,994	$(14,271,829)	$—	$(14,271,829)
Dynamic Consumer Discretionary Sector Portfolio	10,925,573	(2,752,381)	53,649	(2,806,030)
Dynamic Consumer Staples Sector Portfolio	40,733,508	(4,593,087)	608,589	(5,201,676)
Dynamic Energy Sector Portfolio	28,488,228	(9,551,051)	364,375	(9,915,426)
Dynamic Financial Sector Portfolio	28,010,282	(6,153,129)	173,425	(6,326,554)
Dynamic Healthcare Sector Portfolio	121,420,287	(29,395,630)	1,130,763	(30,526,393)
Dynamic Industrials Sector Portfolio	86,183,380	(25,973,055)	7,589	(25,980,644)
Dynamic Technology Sector Portfolio	47,999,825	(14,374,752)	10,882	(14,385,634)
Dynamic Telecommunications & Wireless Portfolio	18,255,491	(5,895,203)	297,119	(6,192,322)
Dynamic Utilities Portfolio	43,414,067	(6,703,941)	1,290,067	(7,994,008)
NASDAQ Internet Portfolio	2,456,381	(964,412)	3,546	(967,958)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Fund's fiscal year end.

Note 6. Investment Transactions

For the period ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$8,985,181	$9,470,447
Dynamic Consumer Discretionary Sector Portfolio	5,266,141	5,186,054
Dynamic Consumer Staples Sector Portfolio	5,299,770	5,164,873
Dynamic Energy Sector Portfolio	9,236,810	8,890,722
Dynamic Financial Sector Portfolio	7,305,083	7,710,826
Dynamic Healthcare Sector Portfolio	58,064,763	57,689,257
Dynamic Industrials Sector Portfolio	20,232,606	19,931,604
Dynamic Technology Sector Portfolio	18,632,411	18,990,809
Dynamic Telecommunications & Wireless Portfolio	3,777,997	4,404,246
Dynamic Utilities Portfolio	9,393,463	9,440,065
NASDAQ Internet Portfolio	236,839	249,046

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

For the period ended October 31, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$18,715,647	$22,980,513
Dynamic Consumer Discretionary Sector Portfolio	16,839,476	15,890,258
Dynamic Consumer Staples Sector Portfolio	22,996,698	6,304,928
Dynamic Energy Sector Portfolio	20,704,620	32,114,033
Dynamic Financial Sector Portfolio	13,919,573	8,494,105
Dynamic Healthcare Sector Portfolio	60,312,767	62,365,047
Dynamic Industrials Sector Portfolio	93,235,893	40,279,558
Dynamic Technology Sector Portfolio	46,627,152	33,795,196
Dynamic Telecommunications & Wireless Portfolio	6,351,530	6,781,046
Dynamic Utilities Portfolio	25,281,577	21,183,353
NASDAQ Internet Portfolio	2,472,464	—

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to the NASDAQ Internet Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2008 (Unaudited)

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

51

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares NASDAQ Internet Portfolio

At a meeting held on April 18, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares NASDAQ Internet Portfolio (the "Fund"), which provided for a "unitary" advisory fee of 0.60% of average net assets. (With a unitary advisory fee, the Adviser pays all expenses of the Fund, other than the advisory fee, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.) In August, 2006, the Trustees had approved a "non-unitary" advisory fee of 0.50% of average net assets for the Fund (i.e., the Adviser did not agree to bear any of the Fund's operating expenses); however, the Adviser also agreed to cap total annual operating expenses of the Fund at 0.60% of average net assets (excluding interest expenses, licensing fees, offering costs, brokerage expenses, taxes and extraordinary expenses) for two years. The net effect of the revised unitary fee structure is that overall expenses for the Fund will be lower than under the previously approved advisory agreement arrangement.

In determining to approve the Investment Advisory Agreement for the Fund, the Trustees took into account their previous analysis in which they reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and would be provided for the Fund.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees noted that at the prior Board meeting, they had reviewed and discussed the information provided by the Adviser on the Fund's expected total expense ratio and proposed advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: ETFs, open-end funds and closed-end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios of all open-end (non-ETF) index funds.

52

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares NASDAQ Internet Portfolio (Continued)

The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund except the advisory fee, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Trustees noted that the advisory fee was at the higher end of the ETF universe, but was reasonable because of the complexity of the index, which requires more frequent (i.e., quarterly) rebalancing of the portfolio than many ETFs, the distinguishing factors of the Fund, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the unitary advisory fee and expected total expense ratio for the Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund were reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Fund and other ETFs for which the Adviser serves as investment adviser can be reduced on a per-fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of InvescoPowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each ETF investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-3

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Items 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)            Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)           There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chief Executive Officer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chief Executive Officer

Date:	December 30, 2008

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Chief Financial Officer

Date:	December 30, 2008